    As Filed with the Securities and Exchange Commission on April 24, 2009

                                                           File Nos. 333-102934
                                                                      811-09327

================================================================================

                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 11

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 97

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
                       Director, Senior Vice President,
                         Secretary and General Counsel
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                             JOCELYN LIU, ESQUIRE
                        ALLSTATE LIFE INSURANCE COMPANY
                         3100 SANDERS ROAD, SUITE J5B
                             NORTHBROOK, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ______________ pursuant to paragraph (a)(ii) of Rule 485

Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

The Allstate Variable Annuities
(Allstate Variable Annuity, Allstate Variable Annuity - L Share)

Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave. Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax Number: 1-785-228-4584

                                                   Prospectus dated May 1, 2009

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("Allstate Life") has offered the following individual and group flexible premium deferred variable annuity contracts (each, a "Contract"):

   .   Allstate Variable Annuity

   .   Allstate Variable Annuity - L Share

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. These Contracts are no longer offered for new sales.


Each Contract currently offers several investment alternatives ("investment alternatives"). The investment alternatives include up to 3 fixed account options ("Fixed Account Options"), depending on the Contract, and include 63* variable sub-accounts ("Variable Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of the following funds ("Funds"):


 Morgan Stanley Variable Investment     Fidelity(R) Variable Insurance
   Series (Class Y)                       Products (Service Class 2)

 The Universal Institutional Funds,     Franklin Templeton Variable Insurance
   Inc. (Class II Shares)                 Products Trust (Class 2)

 Van Kampen Life Investment Trust       Goldman Sachs Variable Insurance Trust
   (Class II)
                                        PIMCO Variable Insurance Trust
 AIM Variable Insurance Funds
   (Series II)                          Putnam Variable Trust (Class IB)

 AllianceBernstein Variable Products
   Series Fund, Inc. (Class B)


* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 45 for information about Variable Sub-Account or Portfolio liquidations, mergers, closures and name changes.


Each Fund has multiple investment Portfolios ("Portfolios"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your Morgan Stanley Financial Advisor for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.


We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2009, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 88 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------------------------------
IMPORTANT  The Securities and Exchange Commission has not approved or disapproved the securities
 NOTICES   described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

           Investment in the Contracts involves investment risks, including possible loss of principal.

                               1     PROSPECTUS

Table of Contents
--------------------------------------------------------------------------------


                                                        Page
                   -----------------------------------------
                   Overview
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      Overview of Contracts               5
                   -----------------------------------------
                      The Contracts at a Glance           6
                   -----------------------------------------
                      How the Contracts Work             11
                   -----------------------------------------
                      Expense Table                      12
                   -----------------------------------------
                      Financial Information              16
                   -----------------------------------------
                   Contract Features
                   -----------------------------------------
                      The Contracts                      16
                   -----------------------------------------
                      Purchases                          19
                   -----------------------------------------
                      Contract Value                     20
                   -----------------------------------------
                      Investment Alternatives            42
                   -----------------------------------------
                        The Variable Sub-Accounts        42
                   -----------------------------------------
                        The Fixed Account Options        48
                   -----------------------------------------
                        Transfers                        52
                   -----------------------------------------
                      Expenses                           54
                   -----------------------------------------
                      Access to Your Money               60
                   -----------------------------------------
                      Income Payments                    61
                   -----------------------------------------
                      Death Benefits                     69
                   -----------------------------------------


                                                                 Page
          -----------------------------------------------------------
          Other Information
          -----------------------------------------------------------
             More Information                                     77
          -----------------------------------------------------------
             Taxes                                                79
          -----------------------------------------------------------
             Annual Reports and Other Documents                   87
          -----------------------------------------------------------
          Statement of Additional Information Table of Contents   88
          -----------------------------------------------------------
          Appendix A - Contract Comparison Chart                  89
          -----------------------------------------------------------
          Appendix B - Market Value Adjustment                    90
          -----------------------------------------------------------
          Appendix C - Example of Calculation of Income
           Protection Benefit                                     92
          -----------------------------------------------------------
          Appendix D - Withdrawal Adjustment Example-Income
           Benefits                                               93
          -----------------------------------------------------------
          Appendix E - Withdrawal Adjustment Example-Death
           Benefits                                               94
          -----------------------------------------------------------
          Appendix F - Calculation of Earnings Protection Death
           Benefit                                                95
          -----------------------------------------------------------
          Appendix G - Withdrawal Adjustment Example -
           TrueReturn Accumulation Benefit                        98
          -----------------------------------------------------------
          Appendix H - SureIncome Withdrawal Benefit Option
           Calculation Examples                                   99
          -----------------------------------------------------------
          Appendix I - SureIncome Plus Withdrawal Benefit
           Option Calculation Examples                           100
          -----------------------------------------------------------
          Appendix J - SureIncome for Life Withdrawal Benefit
           Option Calculation Examples                           102
          -----------------------------------------------------------
          Appendix K - Accumulation Unit Values                  106
          -----------------------------------------------------------


                               2     PROSPECTUS

Important Terms
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                    Page
       -----------------------------------------------------------------
       AB Factor                                                     21
       -----------------------------------------------------------------
       Accumulation Benefit                                          21
       -----------------------------------------------------------------
       Accumulation Phase                                            11
       -----------------------------------------------------------------
       Accumulation Unit                                             20
       -----------------------------------------------------------------
       Accumulation Unit Value                                       20
       -----------------------------------------------------------------
       Allstate Life ("We")                                          77
       -----------------------------------------------------------------
       Annuitant                                                     17
       -----------------------------------------------------------------
       Automatic Additions Program                                   19
       -----------------------------------------------------------------
       Automatic Portfolio Rebalancing Program                       54
       -----------------------------------------------------------------
       Beneficiary                                                   18
       -----------------------------------------------------------------
       Benefit Base (for the TrueReturn Accumulation Benefit
       Option)                                                       21
       -----------------------------------------------------------------
       Benefit Base (for the SureIncome Withdrawal Benefit Option)   29
       -----------------------------------------------------------------
       Benefit Base (for the SureIncome Plus Withdrawal Benefit
       Option)                                                       33
       -----------------------------------------------------------------
       Benefit Base (for the SureIncome For Life Withdrawal
       Benefit Option)                                               37
       -----------------------------------------------------------------
       Benefit Payment (for the SureIncome Withdrawal Benefit
       Option)                                                       29
       -----------------------------------------------------------------
       Benefit Payment (for the SureIncome Plus Withdrawal
       Benefit Option)                                               32
       -----------------------------------------------------------------
       Benefit Payment (for the SureIncome For Life Withdrawal
       Benefit Option)                                               36
       -----------------------------------------------------------------
       Benefit Payment Remaining (for the SureIncome Withdrawal
       Benefit Option)                                               29
       -----------------------------------------------------------------
       Benefit Payment Remaining (for the SureIncome Plus
       Withdrawal Benefit Option)                                    32
       -----------------------------------------------------------------
       Benefit Payment Remaining (for the SureIncome For Life
       Withdrawal Benefit Option)                                    36
       -----------------------------------------------------------------
       Benefit Year (for the SureIncome Withdrawal Benefit Option)   28
       -----------------------------------------------------------------
       Benefit Year (for the SureIncome Plus Withdrawal Benefit
       Option)                                                       32
       -----------------------------------------------------------------
       Benefit Year (for the SureIncome For Life Withdrawal
       Benefit Option)                                               35
       -----------------------------------------------------------------
       Co-Annuitant                                                  17
       -----------------------------------------------------------------
       *Contract                                                     78
       -----------------------------------------------------------------
       Contract Anniversary                                           7
       -----------------------------------------------------------------
       Contract Owner ("You")                                        16
       -----------------------------------------------------------------
       Contract Value                                                 7
       -----------------------------------------------------------------
       Contract Year                                                  8
       -----------------------------------------------------------------
       Dollar Cost Averaging Program                                 54
       -----------------------------------------------------------------
       Due Proof of Death                                            69
       -----------------------------------------------------------------
       Earnings Protection Death Benefit Option                      71
       -----------------------------------------------------------------
       Enhanced Beneficiary Protection (Annual Increase) Option      71
       -----------------------------------------------------------------


                                                                    Page
        ----------------------------------------------------------------
        Excess of Earnings Withdrawal                                72
        ----------------------------------------------------------------
        Fixed Account Options                                        48
        ----------------------------------------------------------------
        Free Withdrawal Amount                                       58
        ----------------------------------------------------------------
        Funds                                                         1
        ----------------------------------------------------------------
        Guarantee Option                                             22
        ----------------------------------------------------------------
        Guarantee Period Accounts                                    49
        ----------------------------------------------------------------
        Income Base                                                   7
        ----------------------------------------------------------------
        Income Plan                                                  61
        ----------------------------------------------------------------
        Income Protection Benefit Option                             64
        ----------------------------------------------------------------
        In-Force Earnings                                            72
        ----------------------------------------------------------------
        In-Force Premium                                             72
        ----------------------------------------------------------------
        Investment Alternatives                                      42
        ----------------------------------------------------------------
        IRA Contract                                                  7
        ----------------------------------------------------------------
        Issue Date                                                   11
        ----------------------------------------------------------------
        Market Value Adjustment                                      50
        ----------------------------------------------------------------
        Maximum Anniversary Value (MAV) Death Benefit Option         70
        ----------------------------------------------------------------
        Payout Phase                                                 11
        ----------------------------------------------------------------
        Payout Start Date                                            61
        ----------------------------------------------------------------
        Payout Withdrawal                                            63
        ----------------------------------------------------------------
        Portfolios                                                   79
        ----------------------------------------------------------------
        Qualified Contract                                           16
        ----------------------------------------------------------------
        Retirement Income Guarantee Options                          56
        ----------------------------------------------------------------
        Return of Premium ("ROP") Death Benefit                      70
        ----------------------------------------------------------------
        Rider Anniversary                                            20
        ----------------------------------------------------------------
        Rider Application Date                                       17
        ----------------------------------------------------------------
        Rider Date (for the TrueReturn Accumulation Benefit
        Option)                                                      20
        ----------------------------------------------------------------
        Rider Date (for the SureIncome Withdrawal Benefit Option)    28
        ----------------------------------------------------------------
        Rider Date (for the SureIncome Plus Withdrawal Benefit
        Option)                                                      32
        ----------------------------------------------------------------
        Rider Date (for the SureIncome For Life Withdrawal Benefit
        Option)                                                      35
        ----------------------------------------------------------------
        Rider Fee (for the TrueReturn Accumulation Benefit Option)    7
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome Withdrawal Benefit Option)      7
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome Plus Withdrawal Benefit
        Option)                                                       7
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome For Life Withdrawal Benefit
        Option)                                                       7
        ----------------------------------------------------------------
        Rider Fee Percentage                                          7
        ----------------------------------------------------------------
        Rider Maturity Date                                          20
        ----------------------------------------------------------------
        Rider Period                                                 20
        ----------------------------------------------------------------
        Rider Trade-In Option (for the TrueReturn Accumulation
        Benefit Option)                                              27
        ----------------------------------------------------------------


                               3     PROSPECTUS

                                                                 Page
           ----------------------------------------------------------
           Rider Trade-In Option (for the SureIncome Withdrawal
           Benefit Option)                                        31
           ----------------------------------------------------------
           Right to Cancel                                        19
           ----------------------------------------------------------
           SEC                                                     1
           ----------------------------------------------------------
           Settlement Value                                       70
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option       17
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option for
           Custodial Individual Retirement Accounts               17
           ----------------------------------------------------------
           Standard Fixed Account Option                          49
           ----------------------------------------------------------
           SureIncome Covered Life                                35
           ----------------------------------------------------------
           SureIncome Option Fee                                   7
           ----------------------------------------------------------
           SureIncome Plus Option                                  7
           ----------------------------------------------------------
           SureIncome Plus Option Fee                              7
           ----------------------------------------------------------
           SureIncome Plus Withdrawal Benefit Option              32
           ----------------------------------------------------------
           SureIncome For Life Option                              7
           ----------------------------------------------------------
           SureIncome For Life Option Fee                          7
           ----------------------------------------------------------
           SureIncome For Life Withdrawal Benefit Option          35
           ----------------------------------------------------------
           SureIncome ROP Death Benefit                           38
           ----------------------------------------------------------
           SureIncome Withdrawal Benefit Option                   28
           ----------------------------------------------------------
           Systematic Withdrawal Program                          60
           ----------------------------------------------------------
           Tax Qualified Contract                                 83
           ----------------------------------------------------------
           Transfer Period Accounts                               40
           ----------------------------------------------------------
           Trial Examination Period                               19
           ----------------------------------------------------------


                                                                   Page
         --------------------------------------------------------------
         TrueBalance/SM/ Asset Allocation Program                   46
         --------------------------------------------------------------
         TrueReturn/SM/ Accumulation Benefit Option                 20
         --------------------------------------------------------------
         Valuation Date                                             19
         --------------------------------------------------------------
         Variable Account                                           77
         --------------------------------------------------------------
         Variable Sub-Account                                       42
         --------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome Withdrawal
         Benefit Option)                                            29
         --------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome Plus
         Withdrawal Benefit Option)                                 32
         --------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome for Life
         Withdrawal Benefit Option)                                 36
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome
         Withdrawal Benefit Option)                                 30
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome Plus
         Withdrawal Benefit Option)                                 34
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome for
         Life Withdrawal Benefit Option)                            38
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Withdrawal Benefit Option)                                 30
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Plus Withdrawal Benefit Option)                            34
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         for Life Withdrawal Benefit Option)                        38
         --------------------------------------------------------------
         Withdrawal Benefit Option                                  28
         --------------------------------------------------------------
         Withdrawal Benefit Option Fee                              57
         --------------------------------------------------------------

* In certain states a Contract was available only as a group Contract. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                               4     PROSPECTUS

Overview of Contracts
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

..   The Allstate Variable Annuity Contract has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

..   The Allstate Variable Annuity - L Share Contract has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and 0.19% for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

                               5     PROSPECTUS

The Contracts at a Glance
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments         We are no longer offering new contracts.

                          You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000 ($50 for automatic payments).
                          We may limit the cumulative amount of purchase payments to a maximum of
                          $1,000,000 in any Contract.
---------------------------------------------------------------------------------------------------------
Trial Examination Period  You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("Trial Examination Period"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. See "Trial Examination Period"
                          for details.
---------------------------------------------------------------------------------------------------------
Expenses                  Each Portfolio pays expenses that you will bear indirectly if you invest in a
                          Variable Sub-Account. You also will bear the following expenses:

                          Allstate Variable Annuity Contracts

                          . Annual mortality and expense risk charge equal to 1.10% of average daily net assets.

                          . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          Allstate Variable Annuity - L Share Contracts

                          . Annual mortality and expense risk charge equal to 1.50% of average daily net assets.

                          . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.
                          All Contracts

                          . Annual administrative expense charge of 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17,
                             2005 (0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the annual administrative expense charge applied to such Contracts is
                             0.19%; up to 0.35% for future Contracts).

                          . Annual contract maintenance charge of $30 (waived in certain cases).

                          . If you select the Maximum Anniversary Value (MAV) Death Benefit
                             Option ("MAV Death Benefit Option") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

                          . If you select Enhanced Beneficiary Protection (Annual Increase)
                             Option, you will pay an additional mortality and expense risk charge of
                             0.30%.

                          . If you select the Earnings Protection Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later
                             ("Rider Application Date").

                               6     PROSPECTUS


  . If you select the TrueReturn/SM/ Accumulation Benefit Option
     ("TrueReturn Option") you would pay an additional annual fee ("Rider
     Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary ("Contract
     Anniversary") during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee
     Option or any Withdrawal Benefit Option.

  . We discontinued offering the SureIncome Withdrawal Benefit Option
     ("SureIncome Option") as of May 1, 2006, except in a limited number of states. If you elected the SureIncome Option prior to May 1, 2006, you would pay an additional annual fee ("SureIncome Option Fee") of 0.50% of the Benefit Base on each Contract Anniversary (see the SureIncome
     Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option, a TrueReturn
     Option or any other Withdrawal Benefit Option.

  . If you select the SureIncome Plus Withdrawal Benefit Option
     ("SureIncome Plus Option") you would pay an additional annual fee
     ("SureIncome Plus Option Fee") of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary
     (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee
     Option, a TrueReturn Option or any other Withdrawal Benefit Option.

  . If you select the SureIncome For Life Withdrawal Benefit Option
     ("SureIncome For Life Option") you would pay an additional annual fee
     ("SureIncome For Life Option Fee") of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary
     (see the SureIncome For Life Option Fee section). You may not select the SureIncome For Life Option together with a Retirement Income
     Guarantee Option, a TrueReturn Option or any other Withdrawal
     Benefit Option.
  . We discontinued offering Retirement Income Guarantee Option 1
     ("RIG 1") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 1 prior to May 1, 2004, you will pay an additional annual fee ("Rider Fee") of 0.40% of the Income Base in effect on a Contract Anniversary.

  . We discontinued offering Retirement Income Guarantee Option 2
     ("RIG 2") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55% of the Income Base in effect on a Contract
     Anniversary.

  . If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

  . If you select the Spousal Protection Benefit (Co-Annuitant) Option or
     Spousal Protection Benefit (Co-Annuitant) Option for Custodial
     Individual Retirement Accounts ("CSP") you would pay an additional annual fee ("Rider Fee") of 0.10%* (up to 0.15% for Options added in the future) of the Contract Value ("Contract Value") on each Contract
     Anniversary. These Options are only available for certain types of IRA
     Contracts, which are Contracts issued with an Individual Retirement
     Annuity or Account ("IRA") under Section 408 of the Internal Revenue
     Code. The CSP is only available for certain Custodial Individual
     Retirement Accounts established under Section 408 of the Internal

                               7     PROSPECTUS

                             Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant)
                            Option at any time prior to the time you elect to receive it.

                            *No Rider Fee was charged for these Options for Contract Owners who added these Options prior to January 1, 2005. See page 13 for details.

                         . Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12th transfer in any Contract Year
                            ("Contract Year"), which we measure from the date we issue your
                            Contract or a Contract Anniversary.

                         . State premium tax (if your state imposes one)

                         . Not all Options are available in all states

                         We may discontinue offering any of these Options at any time prior to the time you elect to receive it.
--------------------------------------------------------------------------------------------------------
Investment Alternatives  Each Contract offers several investment alternatives including:

                         . up to 3 Fixed Account Options that credit interest at rates we guarantee,
                            and

                         . 63* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                         . Morgan Stanley Investment Advisors Inc.

                         . Morgan Stanley Investment Management, Inc. **

                         . Van Kampen Asset Management

                         . Invesco A I M Advisors, Inc.

                         . AllianceBernstein L.P.

                         . Fidelity Management & Research Company

                         . Franklin Advisers, Inc.

                         . Franklin Mutual Advisers, LLC

                         . Goldman Sachs Asset Management, L.P.

                         . Pacific Investment Management Company LLC

                         . Putnam Investment Management, LLC

                         . Templeton Investment Counsel, LLC

                            *Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 46 for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.

                            ** Morgan Stanley Investment Management Inc., the investment adviser to the UIF Portfolios, does business in certain instances using the name
                            Van Kampen.

                         Not all Fixed Account Options are available in all states or with all
                         Contracts.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-457-7617.


                               8     PROSPECTUS

------------------------------------------------------------------------------------------------
Special Services  For your convenience, we offer these special services:

                  . Automatic Portfolio Rebalancing Program

                  . Automatic Additions Program

                  . Dollar Cost Averaging Program

                  . Systematic Withdrawal Program

                  . TrueBalance/SM/ Asset Allocation Program
------------------------------------------------------------------------------------------------
Income Payments   You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                  . life income with guaranteed number of payments

                  . joint and survivor life income with guaranteed number of payments

                  . guaranteed number of payments for a specified period

                  . life income with cash refund

                  . joint life income with cash refund

                  . life income with installment refund

                  . joint life income with installment refund

                  Prior to May 1, 2004, Allstate Life also offered two Retirement Income
                  Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                  In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.
------------------------------------------------------------------------------------------------
Death Benefits    If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract.
                  In addition to the death benefit included in your Contract ("Return of
                  Premium Death Benefit" or "ROP Death Benefit"), the death benefit options we currently offer include:

                  . MAV Death Benefit Option;

                  . Enhanced Beneficiary Protection (Annual Increase) Option; and

                  . Earnings Protection Death Benefit Option

                  The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit,
                  ("SureIncome ROP Death Benefit").
------------------------------------------------------------------------------------------------
Transfers         Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the
                  Standard Fixed Account or Market Value Adjusted Account Options is $100.

                  A charge may apply after the 12th transfer in each Contract Year.

                               9     PROSPECTUS

---------------------------------------------------------------------------------------------
Withdrawals  You may withdraw some or all of your Contract Value at any time during the
             Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the
             Payout Start Date are generally considered to come from the earnings in the
             Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value
             Adjustment may also apply.

             If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value unless a
             Withdrawal Benefit Option is in effect under your Contract. Your Contract will terminate if you withdraw all of your Contract Value.
---------------------------------------------------------------------------------------------

                               10     PROSPECTUS

How the Contracts Work
--------------------------------------------------------------------------------


Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "Contract Owner") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.


Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 61. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.


The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "Income Payments."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contracts work.

                               11     PROSPECTUS

Expense Table
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                         Number of Complete Years Since We Received the
                                         Purchase Payment Being Withdrawn/Applicable Charge:
    ------------------------------------------------------------------------------------------------
    Contract:                            0      1      2      3      4      5      6     7     8+
    Allstate Variable Annuity            7%     7%     6%     5%     4%     3%     2%    0%     0%
    Allstate Variable Annuity - L Share  7%     6%     5%     0%

    All Contracts:
    Annual Contract Maintenance Charge              $30**
    Transfer Fee                         up to 2.00% of the amount transferred***

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense  Administrative   Total Variable Account
Basic Contract (without any optional benefit)                    Risk Charge        Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity                                           1.10%               0.19%                1.29%
----------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                 1.50%               0.19%                1.69%
----------------------------------------------------------------------------------------------------------------------------

* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 MAV Death Benefit Option               0.20% (up to 0.30% for Options added
                                        in the future)
 Enhanced Beneficiary Protection
 (Annual Increase) Option               0.30%
 Earnings Protection Death Benefit      0.25% (up to 0.35% for Options added
 Option (issue age 0-70)                in the future)
 Earnings Protection Death Benefit      0.40% (up to 0.50% for Options added
 Option (issue age 71-79)               in the future)

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, Earnings    Mortality and Expense  Administrative   Total Variable Account
Protection Death Benefit Option (issue age 71-79)                Risk Charge*       Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity                                           2.00%               0.19%                2.19%
----------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                 2.40%               0.19%                2.59%
----------------------------------------------------------------------------------------------------------------------------

* As described above, the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

                               12     PROSPECTUS

TrueReturn/SM/ Accumulation Benefit Option Fee*

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

      TrueReturn/SM/ Accumulation Benefit Option                   0.50%*
      --------------------------------------------------------------------

* Up to 1.25% for TrueReturn Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

SureIncome Withdrawal Benefit Option Fee*

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

     SureIncome Withdrawal Benefit Option                         0.50%**
     ---------------------------------------------------------------------

* Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states.
** Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

SureIncome Plus Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

      SureIncome Plus Withdrawal Benefit Option                    0.65%*
      --------------------------------------------------------------------

* Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.

SureIncome For Life Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

      SureIncome For Life Withdrawal Benefit Option                0.65%*
      --------------------------------------------------------------------

* Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.

Retirement Income Guarantee Option Fee*

(annual rate as a percentage of Income Base on a Contract Anniversary)

      RIG 1                                                        0.40%
      -------------------------------------------------------------------
      RIG 2                                                        0.55%
      -------------------------------------------------------------------

* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

Spousal Protection Benefit (Co-Annuitant) Option Fee

(as a percentage of Contract Value on each Contract Anniversary)

      Spousal Protection Benefit (Co-Annuitant) Option             0.10%*
      --------------------------------------------------------------------

* Applies to Contract Owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee

(as a percentage of Contract Value on each Contract Anniversary)

      Spousal Protection Benefit (Co-Annuitant) Option for
      Custodial Individual Retirement Accounts                     0.10%*
      --------------------------------------------------------------------

* Applies to Contract owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

                               13     PROSPECTUS

Income Protection Benefit Option

(as a percentage of the average daily net Variable Account assets supporting the variable income payments to which the Option applies)

      Income Protection Benefit Option                             0.50%*
      --------------------------------------------------------------------

* The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See "Income Payments - Income Protection Benefit Option," below, for details.

Portfolio Annual Expenses - Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                           ANNUAL PORTFOLIO EXPENSES


 ------------------------------------------------------------------------------
                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses/(1)/ (expenses
 that are deducted from Portfolio assets, which may include
 management fees, distribution and/or services (12b-1) fees,
 and other expenses)                                          0.54%    1.97%
 ------------------------------------------------------------------------------


(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2007 (except as otherwise noted).

Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses (with a 0.19% annual administrative charge), and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated;

..   earned a 5% annual return on your investment;

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..   elected the MAV Death Benefit Option and the Enhanced Beneficiary
    Protection (Annual Increase) Option;

..   elected the Earnings Protection Death Benefit Option (assuming issue age
    71-79);

..   elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..   elected the SureIncome Plus Withdrawal Benefit Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                  Allstate Variable Annuity    Allstate Variable Annuity - L Share
                               1 Year 3 Years 5 Years 10 Years 1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses             $1,130 $2,035  $2,947   $5,433  $1,086  $1,726   $2,876    $5,747
--------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses             $  983 $1,610  $2,264   $4,199  $  939  $1,305   $2,204    $4,563
--------------------------------------------------------------------------------------------------


                               14     PROSPECTUS

Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                  Allstate Variable Annuity    Allstate Variable Annuity - L Share
                               1 Year 3 Years 5 Years 10 Years 1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $535  $1,610  $2,692   $5,433   $576   $1,726   $2,876    $5,747
--------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $388  $1,185  $2,009   $4,199   $429   $1,305   $2,204    $4,563
--------------------------------------------------------------------------------------------------


Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The examples reflect the Free Withdrawal Amounts, if applicable, and the deduction of the annual contract maintenance charge of $30 each year. The above examples assume you have selected the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, the Earnings Protection Death Benefit Option (assuming the oldest Contract Owner or Annuitant is age 71 or older, and all are age 79 or younger on the Rider Application Date), the Spousal Protection Benefit (Co-Annuitant) Option and the SureIncome Plus Withdrawal Benefit Option. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

                               15     PROSPECTUS

Financial Information
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K to this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The consolidated financial statements of Allstate Life and the financial statements of the Variable Account, which are comprised of the underlying financial statements of the Sub-Accounts, appear in the Statement of Additional Information.

No Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

The Contracts
--------------------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan(s) you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on

                               16     PROSPECTUS
the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contract. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT

Spousal Protection Benefit (Co-Annuitant) Option

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

..   the individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA;

..   the Contract Owner must be age 90 or younger on the Rider Application Date;

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date;
    and

..   the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

..   the beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

..   the Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

..   the Co-Annuitant must be the legal spouse of the Annuitant and only one
    Co-Annuitant may be named;

..   the Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

..   the Annuitant must be age 90 or younger on the Rider Application Date; and

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date.

                               17     PROSPECTUS

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.

BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("Death Proceeds") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

                               18     PROSPECTUS

ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign periodic income payments under your Contract.


Purchases
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
You may make purchase payments at any time prior to the Payout Start Date. All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). Additional payments may be limited in some states. Please consult with your Morgan Stanley Financial Advisor for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your Morgan Stanley Financial Advisor for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code
Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

We reserve the right to allocate your purchase payments to the Morgan Stanley VIS Money Market - Class Y Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account. On the next Valuation Date, 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for state specific information.

                               19     PROSPECTUS

Contract Value
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment.

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "Rider Maturity Date." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "Rider Anniversary" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "Rider Period" begins on the Rider Date and ends on the Rider Maturity Date. The "Rider Date" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements

                               20     PROSPECTUS
that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

Accumulation Benefit.

On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation
Benefit. The excess amount of any such increase will be allocated to the Morgan Stanley VIS Money Market--Class Y Sub-Account. You may transfer the excess amount out of the Morgan Stanley VIS Money Market--Class Y Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "Accumulation Benefit" is equal to the Benefit Base multiplied by the AB Factor. The "AB Factor" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                                  AB Factors
                       Rider Period    Guarantee Guarantee
                     (number of years) Option 1  Option 2
                     -------------------------------------
                            8            100.0%       NA
                     -------------------------------------
                            9            112.5%       NA
                     -------------------------------------
                            10           125.0%    100.0%
                     -------------------------------------
                            11           137.5%    110.0%
                     -------------------------------------
                            12           150.0%    120.0%
                     -------------------------------------
                            13           162.5%    130.0%
                     -------------------------------------
                            14           175.0%    140.0%
                     -------------------------------------
                            15           187.5%    150.0%
                     -------------------------------------
                            16           200.0%    160.0%
                     -------------------------------------
                            17           212.5%    170.0%
                     -------------------------------------
                            18           225.0%    180.0%
                     -------------------------------------
                            19           237.5%    190.0%
                     -------------------------------------
                            20           250.0%    200.0%
                     -------------------------------------

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

                 Guarantee Option:                        1
                 Rider Period:                           15
                 AB Factor:                            187.5%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 187.5%
                                   =$93,750

Example 2: Guarantee Option 2

                 Guarantee Option:                        2
                 Rider Period:                           15
                 AB Factor:                            150.0%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 150.0%
                                   =$75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

Benefit Base.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

..   The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

                               21     PROSPECTUS

..   The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
    (b), with the result multiplied by (c), where:

   (a) = the withdrawal amount;

   (b) = the Contract Value immediately prior to the withdrawal; and

   (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

Investment Requirements.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1)to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

(2)to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3)to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

                 Guarantee Option 1        Guarantee Option 2
              ---------------------------------------------------
              *Model Portfolio Option 1 *Model Portfolio Option 2
              *TrueBalance              *TrueBalance
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
              *TrueBalance Moderately   *TrueBalance Moderately
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
                                        *TrueBalance Moderate
                                         Model Portfolio Option
                                        *TrueBalance Moderately
                                         Aggressive Model
                                         Portfolio Option
                                        *TrueBalance Aggressive
                                         Model Portfolio Option
              ---------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period

                               22     PROSPECTUS

Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004.

The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category (1,3,4,5):

                           Model Portfolio Option 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
                                 0% Category D
--------------------------------------------------------------------------------
Category A
Morgan Stanley VIS Money Market - Class Y Sub-Account

Fidelity VIP Money Market - Service Class 2 Sub-Account

--------------------------------------------------------------------------------
Category B
Morgan Stanley VIS High Yield - Class Y Sub-Account/(1)/
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(4)/
Fidelity VIP High Income - Service Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/
PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(1)(2)/
UIF U.S. Real Estate, Class II Sub-Account/(2)/

--------------------------------------------------------------------------------
Category C

Morgan Stanley VIS Capital Opportunities - Class Y Sub-Account

Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Income Builder - Class Y Sub-Account/(1)/
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account

Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account/(1)/

AllianceBernstein VPS Growth - Class B Sub-Account AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account AllianceBernstein VPS Utility Income - Class B Sub-Account AllianceBernstein VPS Value - Class B Sub-Account
AIM V.I. Basic Value - Series II Sub-Account/(1)/
AIM V.I. Core Equity - Series II Sub-Account/(5)/
AIM V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account FTVIP Franklin Income Securities - Class 2 Sub-Account

FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account

FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(4)/

Putnam VT Equity Income - Class IB Sub-Account/(6)/

Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account/(3)/
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account


Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Equity, Class II Sub-Account/(2)/
UIF Equity and Income, Class II Sub-Account/(2)/
UIF Global Franchise, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/
UIF U.S. Mid Cap Value, Class II Sub-Account/(2)/
UIF International Growth Equity, Class II Sub-Account/(2)/
Van Kampen LIT Capital Growth, Class II Sub-Account

Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
--------------------------------------------------------------------------------
Category D (Variable Sub-Accounts not available under Model Portfolio Option 1) Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account/(4)/


AIM V.I. Capital Appreciation - Series II Sub-Account/(1)/
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/

UIF Capital Growth, Class II Sub-Account/(2)/
UIF Small Company Growth, Class II Sub-Account/(2)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account

--------------------------------------------------------------------------------

                               23     PROSPECTUS

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio
Option 1. We will use the percentage allocations as of your most recent instructions.


1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*


2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

4)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5)Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*


6)Effective February 13, 2009, the Putnam VT New Value Fund - Class IB was reorganized into the Putnam VT Equity Income Fund - Class IB.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

Model Portfolio Option 2

The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category (1, 3, 4, 5):

        Model Portfolio Option 2 (Rider Date Prior to October 1, 2004)
--------------------------------------------------------------------------------
                                10% Category A
                                20% Category B
                                50% Category C
                                20% Category D
--------------------------------------------------------------------------------
Category A
Morgan Stanley VIS Money Market - Class Y Sub-Account

Fidelity VIP Money Market - Service Class 2 Sub-Account

--------------------------------------------------------------------------------
Category B
Morgan Stanley VIS High Yield - Class Y Sub-Account/(1)/
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(4)/
Fidelity VIP High Income - Service Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/
PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account

UIF U.S. Real Estate, Class II Sub-Account/(2)/
UIF Emerging Markets Debt, Class II Sub-Account/(1)(2)/

--------------------------------------------------------------------------------
Category C

Morgan Stanley VIS Capital Opportunities - Class Y Sub-Account

Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Income Builder - Class Y Sub-Account/(1)/
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account

Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account/(1)/

AIM V.I. Basic Value - Series II Sub-Account/(1)/
AIM V.I. Core Equity - Series II Sub-Account/(5)/
AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account
AllianceBernstein VPS Utility Income - Class B Sub-Account
AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account

FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account

FTVIP Mutual Shares Securities - Class 2 Sub-Account

                               24     PROSPECTUS

Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(4)/

Putnam VT Equity Income - Class IB Sub-Account/(6)/

Putnam VT Growth and Income - Class IB Sub-Account/(1)/


Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

UIF Equity and Income, Class II Sub-Account/(2)/
UIF U.S. Mid Cap Value, Class II Sub-Account/(2)/
UIF International Growth Equity, Class II Sub-Account/(2)/

Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
--------------------------------------------------------------------------------
Category D
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account/(4)/


Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
AIM V.I. Capital Appreciation - Series II Sub-Account/(1)/
AIM V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/
AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account/(3)/
Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Equity, Class II Sub-Account/(2)/
UIF Capital Growth, Class II Sub-Account/(2)/
UIF Global Franchise, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/
UIF Small Company Growth, Class II Sub-Account/(2)/
Van Kampen LIT Capital Growth, Class II Sub-Account
Van Kampen LIT Mid Cap Growth, Class II Sub-Account


Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio
Option 2 (Rider Date prior to October 1, 2004). We will use the percentage allocations as of your most recent instructions.


1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and
  Income -Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*


2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

4)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5)Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


6)Effective February 13, 2009, the Putnam VT New Value Fund - Class IB was reorganized into the Putnam VT Equity Income Fund - Class IB.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

Model Portfolio Option 2 (Rider Date on or after October 1, 2004)

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1, 3, 4, 5):

       Model Portfolio Option 2 (Rider Date on or after October 1, 2004)
--------------------------------------------------------------------------------
                                   Available
--------------------------------------------------------------------------------

Morgan Stanley VIS Capital Opportunities - Class Y Sub-Account

Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS High Yield - Class Y Sub-Account/(1)/
Morgan Stanley VIS Income Builder - Class Y Sub-Account/(1)/
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(4)/
Morgan Stanley VIS Money Market - Class Y Sub-Account
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account

Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account/(1)/

AIM V.I. Basic Value - Series II Sub-Account/(1)/
AIM V.I. Core Equity - Series II Sub-Account/(5)/
AIM V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/
AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account

                               25     PROSPECTUS

AllianceBernstein VPS Utility Income - Class B Sub-Account
AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP High Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account

Fidelity VIP Money Market - Service Class 2 Sub-Account

FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/
FTVIP Franklin Income Securities - Class 2 Sub-Account

FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account

FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(4)/

--------------------------------------------------------------------------------
       Model Portfolio Option 2 (Rider Date on or after October 1, 2004)
--------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account/(6)/

Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account


Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(1)(2)/
UIF Emerging Markets Equity, Class II Sub-Account/(2)/
UIF Equity and Income, Class II Sub-Account/(2)/
UIF Global Franchise, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/
UIF U.S. Mid Cap Value, Class II Sub-Account/(2)/
UIF U.S. Real Estate, Class II Sub-Account/(2)/
UIF International Growth Equity, Class II Sub-Account/(2)/
Van Kampen LIT Capital Growth, Class II Sub-Account

Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account/(4)/


AIM V.I. Capital Appreciation - Series II Sub-Account/(1)/
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/
UIF Capital Growth, Class II Sub-Account/(2)(7)/

UIF Small Company Growth, Class II Sub-Account/(2)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account
--------------------------------------------------------------------------------

1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*


2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with this TrueReturn Option.*

4)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5)Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*


6)Effective February 13, 2009, the Putnam VT New Value Fund - Class IB was reorganized into the Putnam VT Equity Income Fund - Class IB.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

TrueBalance/SM/ Model Portfolio Options.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

                               26     PROSPECTUS

Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

Cancellation of the TrueReturn Option.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

Death of Owner or Annuitant.

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 77 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

Rider Trade-In Option.

We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("New Option"), provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

..   the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

..   the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

..   the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

..   the Model Portfolio Options will be determined by the Model Portfolio
    Options offered with the Guarantee Options available with the New Option;

..   any waiting period for canceling the New Option will start again on the new
    Rider Date;

..   any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

..   the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the SureIncome Plus or SureIncome For Life Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Plus Option or a new SureIncome For Life Option, provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

                               27     PROSPECTUS

..   The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the new Withdrawal
    Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your Morgan Stanley Financial Advisor before trading in your TrueReturn Option.

Termination of the TrueReturn Option.

The TrueReturn Option will terminate on the earliest of the following to occur:

..   on the Rider Maturity Date;

..   on the Payout Start Date;

..   on the date your Contract is terminated;

..   on the date the Option is cancelled;

..   on the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   on the date the Option is replaced with a New Option under the Rider
    Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

WITHDRAWAL BENEFIT OPTIONS
"Withdrawal Benefit Options" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.

SUREINCOME WITHDRAWAL BENEFIT OPTION
Effective May 1, 2006, we ceased offering the SureIncome Withdrawal Benefit Option ("SureIncome Option"), except in a limited number of states where we intend to discontinue offering the Option as soon as possible. In the states where we continue to offer the SureIncome Option, it is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "Withdrawal Benefit Payout Phase".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

In those states where currently offered, the SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option

                               28     PROSPECTUS
may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

In those states where the SureIncome Option is currently available, we may discontinue offering, at any time without prior notice, the Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

Withdrawal Benefit Factor
The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

                               29     PROSPECTUS

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

Cancellation of the SureIncome Option

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

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Rider Trade-In Option

We offer a "Rider Trade-In Option" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). In most states, we currently offer the SureIncome Plus Withdrawal Benefit Option as the New SureIncome Option under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..   The New SureIncome Option or any New Option will be made a part of your
    Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New SureIncome
    Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age
    85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your Morgan Stanley Financial Advisor before trading in your SureIncome Option.

Death of Owner or Annuitant

If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

Termination of the SureIncome Option

The SureIncome Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Option is cancelled;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Option is replaced with a New Option under the
    Rider Trade-In Option.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments, subject to

                               31     PROSPECTUS
certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.


The SureIncome Plus Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "Withdrawal Benefit Payout Phase". Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit"). This death benefit option is described below under "Death of Owner or Annuitant" and in the Death Benefits section starting on page 69.


For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the "Rider Application Date"), (the maximum age may depend on your state), up to age 85 or younger if selected by utilizing the Rider Trade-in Option. (See Rider Trade-In Option, above, under TrueReturn Accumulation Benefit Option and SureIncome Withdrawal Benefit Option.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Plus Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See Rider Trade-In

                               32     PROSPECTUS

  Option, above, under SureIncome Withdrawal Benefit Option for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

..   The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

..   The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Plus Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.

                               33     PROSPECTUS

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code
Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

Death of Owner or Annuitant

If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the

                               34     PROSPECTUS

SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.


Refer to the Death Benefits section page 69 for more details on the SureIncome ROP Death Benefit.


Termination of the SureIncome Plus Option

The SureIncome Plus Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.


The SureIncome For Life Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SureIncome Covered Life" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "Withdrawal Benefit Payout Phase" as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit"). This Option is described below under "Death of Owner or Annuitant" and in the Death Benefits section starting on page 69.


For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee

                               35     PROSPECTUS

Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. After this date the Withdrawal Benefit Factor will not change.

We currently offer the following Withdrawal Benefit Factors:

                   Attained Age of
               SureIncome Covered Life Withdrawal Benefit Factor
               -------------------------------------------------
                       50 - 59                     4%
                       60 - 69                     5%
                         70+                       6%

The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. The Withdrawal Benefit Factor used in all future calculations will not change.

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

..   If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

                               36     PROSPECTUS

   . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

If the Benefit Payment is reduced to zero, the SureIncome For Life Option will terminate.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve

                               37     PROSPECTUS
the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

Death of Owner or Annuitant
If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.


Refer to the Death Benefits section page 69 for more details on the SureIncome ROP Death Benefit.


                               38     PROSPECTUS

Termination of the SureIncome For Life Option

The SureIncome For Life Option will terminate on the earliest of the following to occur:

..   The Benefit Payment is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

..   On the date the SureIncome For Life Option is cancelled as detailed under
    Death of Owner or Annuitant section above;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.

INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

(1)to a Model Portfolio Option available as described below;

(2)to the DCA Fixed Account Option and then transfer all purchase payments and interest to an available Model Portfolio Option; or

(3)to a combination of (1) and (2) above.

With respect to (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

                           *Model Portfolio Option 1
--------------------------------------------------------------------------------
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more

                               39     PROSPECTUS
information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1, 3, 4, 5):

                                   Available
--------------------------------------------------------------------------------

Morgan Stanley VIS Capital Opportunities - Class Y Sub-Account

Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS High Yield - Class Y Sub-Account/(1)/
Morgan Stanley VIS Income Builder - Class Y Sub-Account/(1)/
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(4)/
Morgan Stanley VIS Money Market - Class Y Sub-Account
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account

Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account/(1)/

AIM V.I. Basic Value - Series II Sub-Account/(1)/
AIM V.I. Core Equity - Series II Sub-Account/(5)/
AIM V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/
AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
AllianceBernstein VPS Utility Income - Class B Sub-Account
AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP High Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account

Fidelity VIP Money Market - Service Class 2 Sub-Account

FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/
FTVIP Franklin Income Securities - Class 2 Sub-Account

FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account

FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(4)/
PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account/(6)/

Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account


Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(1)(2)/
UIF Emerging Markets Equity, Class II Sub-Account/(2)/
UIF Equity and Income, Class II Sub-Account/(2)/
UIF Global Franchise, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/
UIF U.S. Mid Cap Value, Class II Sub-Account/(2)/
UIF U.S. Real Estate, Class II Sub-Account/(2)/
UIF International Growth Equity, Class II Sub-Account/(2)/
Van Kampen LIT Capital Growth, Class II Sub-Account

Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account/(4)/


AIM V.I. Capital Appreciation - Series II Sub-Account/(1)/
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/

UIF Capital Growth, Class II Sub-Account/(2)/
UIF Small Company Growth, Class II Sub-Account/(2)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account
--------------------------------------------------------------------------------
1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
  Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*


2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with any Withdrawal Benefit Option.*

4)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value

                               40     PROSPECTUS

  Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5)Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*


6)Effective February 13, 2009, the Putnam VT New Value Fund - Class IB was reorganized into the Putnam VT Equity Income Fund - Class IB.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add any Withdrawal Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with a Withdrawal Benefit Option prior to adding it to your Contract.

TrueBalance/SM/ Model Portfolio Options.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

                               41     PROSPECTUS

Investment Alternatives: The Variable Sub-Accounts
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 63* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.


For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617 or go to www.accessallstate.com.


*Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 45 for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.




Portfolio:                               Each Portfolio Seeks:                                  Investment Advisor:
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment
 Series
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity     Long-term capital growth
 Portfolio - Class Y
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital               Growth of capital through investments in common
 Opportunities Portfolio - Class Y        stocks believed by the Investment Adviser to have
                                          potential for superior growth. As a secondary
                                          objective, income but only when consistent with its
                                          primary objective.
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth       Reasonable current income and long term growth of
 Portfolio - Class Y                      income and capital.
------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its            Morgan Stanley Investment
 Portfolio - Class Y/(1)/                 investments                                           Advisors Inc.
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend       Reasonable current income and long-term growth of
 Growth Portfolio - Class Y               income and capital.
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global                Capital appreciation and current income
 Infrastructure Portfolio - Class Y
 (formerly named Morgan Stanley VIS
 Utilities Portfolio - Class Y)/(2)/
------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio  High level of current income.
 - Class Y/(2)/
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder        Reasonable income and, as a secondary objective,
 Portfolio - Class Y/(2)/                 growth of capital
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           High level of current income by investing primarily
 Portfolio - Class Y                      in U.S. government securities and other fixed-
                                          income securities. As a secondary objective, capital
                                          appreciation but only when consistent with its
                                          primary objective.
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class Y/(1)/                 preservation of capital
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital, and
 Portfolio - Class Y                      liquidity
------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index         Investment results that, before expenses, correspond
 Portfolio - Class Y                      to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poor's
                                          500 Composite Stock Price Index
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio  High total investment return
 - Class Y
------------------------------------------------------------------------------------------------


                               42     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                    Investment Advisor:
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II   Long-term capital appreciation by
                                          investing primarily in growth-oriented
                                          equity securities of large
                                          capitalization companies.
----------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio,     High total return by investing
 Class II/(2)/                            primarily in fixed income securities
                                          of government and government- related
                                          issuers and, to a lesser extent, of
                                          corporate issuers in emerging market    Van Kampen/(3)/
                                          countries.
----------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by
 Class II                                 investing primarily in growth-oriented
                                          equity securities of issuers in
                                          emerging market countries.
----------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class   Capital appreciation and current income.
 II
----------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II Long-term capital appreciation.
----------------------------------------------------------------------------------
UIF International Growth Equity          Long-term capital appreciation, with a
 Portfolio, Class II                      secondary objective of income
----------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class II   Long-term capital growth by investing
                                          primarily in common stocks and other
                                          equity securities.
----------------------------------------------------------------------------------
UIF Small Company Growth Portfolio,      Long-term capital appreciation by
 Class II                                 investing primarily in growth-oriented
                                          equity securities of small companies.
----------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class  Above-average total return over a
 II                                       market cycle of three to five years by
                                          investing in common stocks and other
                                          equity securities.
----------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II Above average current income and long-term capital appreciation by
                                          investing primarily in equity
                                          securities of companies in the U.S.
                                          real estate industry, including real
                                          estate investment trusts.
----------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.
 Portfolio, Class II
----------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio,       Capital growth and income through        Van Kampen Asset
 Class II                                 investments in equity securities,       Management
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks.
----------------------------------------------------------------------------------
Van Kampen LIT Growth and Income         Long-term growth of capital and income.
 Portfolio, Class II
----------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II
----------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series       Long-term growth of capital
 II/(2)/

                                                                                  Invesco A I M Advisors, Inc./(4)/
                                                                                  Sub-adviser: Invesco Trimark
                                                                                  Investment Management Inc.;
                                                                                  Invesco Global Asset
                                                                                  Management (N.A.), Inc.;
                                                                                  Invesco Institutional (N.A.),
                                                                                  Inc.; Invesco Senior Secured
----------------------------------------------------------------------------------Management, Inc.; Invesco
AIM V.I. Capital Appreciation Fund -     Growth of capital                        Hong Kong Limited; Invesco
 Series II/(2)/                                                                   Asset Management Limited;
----------------------------------------------------------------------------------Invesco Asset Management
AIM V.I. Core Equity Fund - Series       Growth of capital                        (Japan) Limited; Invesco
 II/(5)/                                                                          Asset Management
----------------------------------------------------------------------------------Deutschland, GmbH; and
AIM V.I. Mid Cap Core Equity Fund -      Long-term growth of capital              Invesco Australia Limited
 Series II/(2)/
-                                        -----------------------------------------


                               43     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                                    Investment Advisor:
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income  Long-term growth of capital
 Portfolio -Class B/(2)/
--------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
--------------------------------------------------------------------------------------------------
AllianceBernstein VPS International      Long-term growth of capital                              AllianceBernstein L.P.
 Value Portfolio -Class B
--------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth   Long-term growth of capital
 Portfolio -Class B/(2)/
--------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap      Long-term growth of capital
 Value Portfolio - Class B
--------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income     Current income and long-term growth of capital
 Portfolio - Class B
--------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio -  Long-term growth of capital
 Class B
--------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -   Long-term capital appreciation
 Service Class 2
--------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio   High total return through a combination of current
 - Service Class 2                        income and capital appreciation                         Fidelity Management &
--------------------------------------------------------------------------------------------------Research Company
Fidelity VIP High Income Portfolio -     High level of current income, while also considering
 Service Class 2                          growth of capital
--------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -         Long-term growth of capital
 Service Class 2
--------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio -    As high a level of current income as is consistent with
 Service Class 2                          preservation of capital and daily liquidity.
--------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth           Capital appreciation
 Securities Fund - Class 2
--------------------------------------------------------------------------------------------------Franklin Advisers, Inc.
FTVIP Franklin High Income Securities    High level of current income with capital
 Fund - Class 2/(2)/                      appreciation as a secondary goal
--------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.
--------------------------------------------------------------------------------------------------
FTVIP Mutual Global Discovery            Capital appreciation
 Securities Fund - Class 2 (formerly                                                              Franklin Mutual Advisers,
 named FTVIP Mutual Discovery                                                                     LLC
 Securities Fund - Class 2)
--------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal
 Class 2
--------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                                Templeton Investment
 - Class 2                                                                                        Counsel, LLC
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund Long-term growth of capital and growth of income
--------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value          Long-term capital appreciation
 Fund/(1)/                                                                                        Goldman Sachs Asset
--------------------------------------------------------------------------------------------------Management, L.P.
Goldman Sachs VIT Structured Small Cap   Long-term growth of capital
 Equity Fund
--------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S.        Long-term growth of capital and dividend income
 Equity Fund
--------------------------------------------------------------------------------------------------


                               44     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                                 Investment Advisor:
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM)        Maximum total return, investing for both current
 Strategy Portfolio - Advisor Shares      income and capital appreciation, consistent with
                                          prudent investment management
-----------------------------------------------------------------------------------------------Pacific Investment
PIMCO VIT Emerging Markets Bond          Maximum total return, investing for current income,   Management Company LLC
 Portfolio - Advisor Shares               consistent with preservation of capital and prudent
                                          investment management
-----------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio -        Maximum real return, consistent with preservation of
 Advisor Shares                           real capital and prudent investment management
-----------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -       Maximum total return, investing for both current
 Advisor Shares                           income and capital appreciation, consistent with
                                          preservation of capital and prudent investment
                                          management
-----------------------------------------------------------------------------------------------
Putnam Variable Trust
----------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class     Capital growth and current income.
 IB/(7)/
-----------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of      To provide a balanced investment composed of a well
 Boston - Class IB                        diversified portfolio of value stocks and bonds,
                                          which produce both capital growth and current        Putnam Investment
                                          income.                                              Management, LLC
-----------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB/(2)/
-----------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.
 Class IB
-----------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB/(6)/ Long-term growth of capital and any increased income that results from this growth.
-----------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-----------------------------------------------------------------------------------------------


(1)Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in theseVariable Sub-Accounts you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


(2)Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4)The investment objective(s) of each sub-account may be changed by the Board of Directors without shareholder approval.

(5)Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


7)Effective February 13, 2009, the Putnam VT New Value Fund - Class IB was reorganized into the Putnam VT Equity Income Fund - Class IB.


Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment

                               45     PROSPECTUS
objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Variable insurance portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
The TrueBalance asset allocation program ("TrueBalance program") is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Allstate Life does not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life's Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocation for the model portfolio you selected.

                               46     PROSPECTUS

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may only select one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your Morgan Stanley Financial Advisor before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Option, on the Rider Maturity Date, the Contract Value may be increased due to the Option. Any increase will be allocated to the Morgan Stanley VIS Money Market-Class Y Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected without the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected without the TrueReturn or a Withdrawal Benefit Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the Contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your Morgan Stanley Financial Advisor before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced

                               47     PROSPECTUS
at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your Morgan Stanley Financial Advisor.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

Investment Alternatives: The Fixed Account Options
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 54.


This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.


You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Morgan Stanley VIS Money Market - Class Y Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period
Account any remaining amounts in the Transfer Period Account will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Morgan Stanley VIS Money Market - Class Y Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 54.


If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account

                               48     PROSPECTUS
will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option may not be available in your state. Please check with your Morgan Stanley Financial Advisor for availability.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "Guarantee Period Account" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("Standard Fixed Guarantee Period"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Variable Annuity Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Variable Annuity - L Share Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-Day Window"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Standard Fixed Guarantee Period
    Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

..   you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

..   you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate

                               49     PROSPECTUS
from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the Allstate Variable Annuity - L Share Contract.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("Market Value Adjusted Fixed Guarantee Period"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods"). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("Treasury Rate") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.
The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value

                               50     PROSPECTUS

Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

                               51     PROSPECTUS

Investment Alternatives: Transfers
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

                               52     PROSPECTUS

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

                               53     PROSPECTUS

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS Income Plus - Class Y Sub-Account and 60% to be in the Van Kampen LIT Mid Cap Growth, Class II Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS Income Plus - Class Y Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Morgan Stanley VIS Income Plus - Class Y Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Van Kampen LIT Mid Cap Growth, Class II Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

Expenses
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Morgan Stanley VIS Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

..   for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

                               54     PROSPECTUS

..   for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE
For Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. For Contracts issued on or after January 1, 2005 and prior to October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.30% of the average daily net assets you have invested in the Variable Sub-Accounts. Effective October 17, 2005 and thereafter, the administrative expense charge we deduct for such Contracts is at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

                   Allstate Variable Annuity            1.10%
                   ------------------------------------------
                   Allstate Variable Annuity - L Share  1.50%
                   ------------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

..   MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

   . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

   . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

..   Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on

                               55     PROSPECTUS
each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/sm/ Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will

                               56     PROSPECTUS
deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

WITHDRAWAL BENEFIT OPTION FEE
Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states. We charge separate annual Rider Fees for each of the SureIncome Option (the "SureIncome Option Fee"), the SureIncome Plus Option (the "SureIncome Plus Option Fee"), and the SureIncome For Life Option (the "SureIncome For Life Option Fee"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "Withdrawal Benefit Option Fees". "Withdrawal Benefit Option Fee" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the

                               57     PROSPECTUS

SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 12. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 53 for more information on market value adjustments.

FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

..   The Free Withdrawal Amount described above; or

..   Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

All Contracts

We do not apply a withdrawal charge in the following situations:

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate

                               58     PROSPECTUS
assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant's confinement at the long term care facility or hospital, and

3. a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

"Due Proof " includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

Terminal Illness Waiver. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"Due Proof " includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

Unemployment Waiver. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"Unemployment Compensation" means unemployment compensation received from a unit of state or federal government in the U.S. "Due Proof " includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

                               59     PROSPECTUS

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see pages 12-14. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution, or other services we provide to the Portfolios.

Access to Your Money
--------------------------------------------------------------------------------

WITHDRAWALS

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 61.


The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 49.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.  An emergency exists as defined by the SEC, or

3.  The SEC permits delay for your protection.


We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your Morgan Stanley Financial Advisor or call us at 1-800-457-7617 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account

                               60     PROSPECTUS

Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

Income Payments
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

..   the Annuitant's 99th birthday, or

..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

Income Plan 1 - Life Income with Guaranteed Number of Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

Income Plan 2 - Joint and Survivor Life Income with Guaranteed Number of Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the

                               61     PROSPECTUS
guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

Income Plan 3 - Guaranteed Number of Payments. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600.

We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

Income Plan 4 - Life Income with Cash Refund. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

Income Plan 5 - Joint Life Income with Cash Refund. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

Income Plan 6 - Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

Income Plan 7 - Joint Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

Modifying Payments

After the Payout Start Date, you may make the following changes under Income Plan 3:

..   You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining

                               62     PROSPECTUS
  payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..   You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.


Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.


Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

Payout Withdrawal

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

Payout Withdrawal Charge

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                                         Number of Complete Years Since We Received the Purchase
                                         Payment Being Withdrawn/Applicable Charge:
    -----------------------------------------------------------------------------------------------------
    Contract:                            0       1       2      3      4      5      6      7      8+
    -----------------------------------------------------------------------------------------------------
    Allstate Variable Annuity            7%      7%      6%     5%     4%     3%     2%     0%     0%
    Allstate Variable Annuity - L Share  7%      6%      5%     0%

Additional Information. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide

                               63     PROSPECTUS
an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

..   The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

..   You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..   You may apply the Income Protection Benefit Option to more than one Income
    Plan.

..   The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

..   You may only add the Income Protection Benefit Option on the Payout Start
    Date and, once added, the option cannot be cancelled.

..   You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

..   You may not convert variable income payments to fixed income payments.

                               64     PROSPECTUS

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("Income Protection Diversification Requirement"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

Unrestricted Variable Sub-Accounts. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate at least 30% of the assets supporting your variable income payments to this category.

Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(4)/
Morgan Stanley VIS Money Market - Class Y Sub-Account

Fidelity VIP Money Market - Service Class 2 Sub-Account

PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account

Restricted Variable Sub-Accounts. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account

Morgan Stanley VIS Capital Opportunities - Class Y Sub-Account

Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account/(4)/


Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS High Yield - Class Y Sub-Account/(1)/
Morgan Stanley VIS Income Builder - Class Y Sub-Account/(1)/
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account

Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account/(1)/

AIM V.I. Basic Value - Series II Sub-Account/(1)/
AIM V.I. Core Equity - Series II Sub-Account/(5)/ AllianceBernstein VPS Growth - Class B Sub-Account AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/ AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account AllianceBernstein VPS Utility Income - Class B Sub-Account AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account Fidelity VIP High Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/ FTVIP Franklin Income Securities - Class 2 Sub-Account

FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account

FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(4)/
PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account

                               65     PROSPECTUS

Putnam VT Equity Income - Class IB Sub-Account/(6)/

Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account/(3)/


Putnam VT Voyager - Class IB Sub-Account

UIF Capital Growth, Class II Sub-Account/(2)/
UIF Equity and Income, Class II Sub-Account/(2)/
UIF Global Franchise, Class II Sub-Account/(2)/
UIF U.S. Mid Cap Value, Class II Sub-Account/(2)/
UIF U.S. Real Estate, Class II Sub-Account/(2)/
UIF International Growth Equity, Class II Sub-Account/(2)/

Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account

Excluded Variable Sub-Accounts. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

AIM V.I. Capital Appreciation - Series II Sub-Account/(1)/
AIM V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account Goldman Sachs VIT Structured Small Cap Equity Sub-Account

UIF Small Company Growth, Class II Sub-Account/(2)/
UIF Emerging Markets Equity, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/
UIF Emerging Markets Debt, Class II Sub-Account/(1)(2)/
Van Kampen LIT Capital Growth, Class II Sub-Account
Van Kampen LIT Mid Cap Growth, Class II Sub-Account

1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*


2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

4)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5)Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*


6)Effective February 13, 2009, the Putnam VT New Value Fund - Class IB was reorganized into the Putnam VT Equity Income Fund - Class IB.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If you choose to add the Income Protection Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the Income Protection Benefit Option prior to adding it to your Contract.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection
Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

..   adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

                               66     PROSPECTUS

..   deducting any applicable taxes; and

..   applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your Morgan Stanley Financial Advisor for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to May 1, 2004.

We refer to the issue date of the option as the "Rider Date." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

For each option, an "Income Base" is calculated, which is used only for the purpose of calculating the "Guaranteed Retirement Income Benefit" and the appropriate "Rider Fee," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

..   The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary.

..   The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

..   You must select Fixed Amount Income Payments only.

..   You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

   . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

   . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "Guaranteed Retirement Income Benefit" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

..   The Guaranteed Retirement Income Benefit; or

..   For fixed income payments, the Contract Value, adjusted by any applicable
    Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date,

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the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   The date the Contract is terminated;

..   If the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

..   The Payout Start Date; or

..   You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

Calculation of Income Base.

On the Rider Date, the "RIG 1 Income Base" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 Withdrawal Adjustment" is defined below.

The RIG 1 Income Base will not exceed a Cap equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

..   RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 Withdrawal Adjustment. Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

..   In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

..   In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 Income Base" is defined as the greater of "Income Base A" or "Income Base B."

"Income Base A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "Income Base B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

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..   Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

..   On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.


Death Benefits
--------------------------------------------------------------------------------

DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "Complete Request for Settlement," a claim for distribution of the Death Proceeds must include "Due Proof of Death" in any of the following forms of documentation:

..   A certified copy of the death certificate;

..   A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

..   Any other proof acceptable to us.

"Death Proceeds" are determined based on when we receive a Complete Request for
Settlement:


..   If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the "Death Benefit."


..   If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS

In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

..   MAV Death Benefit Option

..   Enhanced Beneficiary Protection (Annual Increase) Option

..   Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "Death Benefit" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

..   The Contract Value;

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..   The Settlement Value;

..   The ROP Death Benefit;

..   The MAV Death Benefit Option (if selected);

..   The Enhanced Beneficiary Protection (Annual Increase) Option (if selected);
    or

..   The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The "ROP Death Benefit" is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.

Maximum Anniversary Value Death Benefit Option.

The "MAV Death Benefit Option" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds," above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

..   Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

..   On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 74 below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

..   The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals); or

..   The date we next determine the Death Proceeds.

Enhanced Beneficiary Protection (Annual Increase) Option.

The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

   (b) the date we determine the Death Proceeds.

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After the 5% interest accumulation ends (3% in certain states), the Enhanced
Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

..   Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 74, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments, less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals); or

..   The date we next determine the Death Proceeds.

Earnings Protection Death Benefit Option.

The "Earnings Protection Death Benefit Option" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

..   0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

..   0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

..   100% of "In-Force Premium" (excluding purchase payments made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   40% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

..   50% of "In-Force Premium" (excluding purchase payments made after the Rider
    Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   25% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "Excess-of-Earnings Withdrawals" made after the Rider Date.

An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

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If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 74 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

..   The Rider Date will be changed to the date we determine the Death Proceeds;

..   The In-Force Premium is equal to the Contract Value as of the new Rider
    Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

..   The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

..   The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.
We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   the date the Contract is terminated;

..   if, upon the death of the Contract Owner, the Contract is continued under
    Option D as described in the Death of Owner section on page 74, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

..   if the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

..   on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

..   on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

..   the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.

DEATH BENEFIT PAYMENTS

Death of Contract Owner

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

New Contract Owner Categories

Category 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole

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New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

Category 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

Category 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

Option A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

..   Over the life of the New Contract Owner; or

..   For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

..   Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

Option C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

Option D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

Option E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "Annual Required Distribution" calculated for each calendar year. The first such withdrawal must occur within:

..   One year of the date of death;

..   The same calendar year as the date we receive the first Complete Request for Settlement; and

..   One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

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In the calendar year in which the Death Proceeds are determined, the Annual
Required Distribution is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

Death of Annuitant

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

..   The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

..   The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories

Category 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

Category 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

Option A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

Option C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.

Option D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

Qualified Contracts


The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

..   The individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA.

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..   The Contract Owner's spouse must be the sole Primary Beneficiary of the
    Contract and will be the named Co-Annuitant.

..   The Contract Owner must be age 90 or younger on the Rider Application Date;
    and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date.

..   On or after May 1, 2005, the Option may be added only when we issue the
    Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

..   upon the death of the Co-Annuitant (as of the date we determine the Death
    Proceeds);

..   upon the death of the Contract Owner (as of the date we determine the Death
    Proceeds);

..   on the date the Contract is terminated;

..   on the Payout Start Date; or

..   on the date you change the beneficiary of the Contract and the change is accepted by us;

..   for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

..   for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

Death of Co-Annuitant. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

..   The Co-Annuitant must have been your legal spouse on the date of his or her death; and

..   Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions ("CSP Conditions"):

..   The beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

..   The Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

..   The Co-Annuitant must be the legal spouse of the Annuitant. Only one
    Co-Annuitant may be named.

..   The Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

..   The Annuitant must be age 90 or younger on the CSP Application Date.

..   The Co-Annuitant must be age 79 or younger on the CSP Application Date.

..   On or after May 1, 2005, the CSP may be added only when we issue the
    Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than

                               75     PROSPECTUS

  $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

..   We have made no payments under any Income Plan.

..   There is an annual Rider Fee of 0.10% of the Contract Value for new Options
    added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

..   The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

..   The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

..   The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

..   On the date CSP is terminated as described above; or

..   Upon the death of the Annuitant; or

..   Upon the death of the Co-Annuitant; or

..   On the date the Contract is terminated; or

..   On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

Death of Co-Annuitant.  This section applies if:

..   The CSP Conditions are met.

..   The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

..   We have received proof satisfactory to us that the Co-Annuitant has died.

..   The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

..   the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

..   The Co-Annuitant was the legal spouse of the Annuitant on the date of
    Annuitant's death.

..   The Owner does not thereafter name a new Co-Annuitant; and

..   The Owner of the Custodial traditional IRA, Custodial Roth IRA, or
    Custodial Simplified Employee Pension IRA remains the Custodian; and

..   The Contract may only be continued once.

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More Information
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ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.


Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further

                               77     PROSPECTUS

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investment in such shares is no longer desirable in view of the purposes of the
Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new
Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
Distribution. The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co."). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the New York Stock Exchange and FINRA. Contracts are sold through the registered representatives of Morgan Stanley & Co. Inc. These registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts.

We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments. In addition, we may pay ongoing annual compensation of up to 1.40% of Contract value. To compensate Morgan Stanley for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.'s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.


Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we entered into an administrative services agreement with PICA whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf.


We provide the following administrative services, among others:

..   issuance of the Contracts;

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

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LEGAL MATTERS

All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.


Taxes
--------------------------------------------------------------------------------

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

                               79     PROSPECTUS

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Ownership Treatment.  The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Level Monthly Variable Annuity Payments. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated

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  Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


Partial Exchanges.   The IRS has issued rulings that permit partial exchanges
of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59 1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).


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If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.


Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.


Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA,

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TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor. Note that under the Worker, Retiree and Employer Recovery Act, Required Minimum Distributions are suspended for 2009 and are scheduled to resume in 2010.


The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and
SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

                               83     PROSPECTUS

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.


During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:


..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.


Note that under the Worker, Retiree and Employer Recovery Act of 2008, required minimum distributions are suspended for 2009. Such payments are not considered to be eligible rollover distributions, and thus, not subject to 20% withholding. But, these payments can be rolled over to an IRA or other retirement plan within 60 days of receipt by the participant.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.


Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


Charitable IRA Distributions. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified


                               84     PROSPECTUS

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charitable organizations and (2) on or after the date the IRA owner attains age
70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective
January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent

                               85     PROSPECTUS

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tax and legal advice. SIMPLE IRA plans must include the provisions of the
Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


Caution: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.


Corporate and Self-Employed Pension and Profit Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.


State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.


                               86     PROSPECTUS

Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2008, is incorporated herein by reference, which means that it is legally a part of this prospectus.

All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.


Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

Annual Reports and Other Documents
--------------------------------------------------------------------------------



We file our Exchange Act documents and reports, including our annual report on Form 10-K quarterly reports on Form 10-Q and current reports on Form 8-K electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.


If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.

                               87     PROSPECTUS

Statement of Additional Information
Table of Contents
--------------------------------------------------------------------------------

     Additions, Deletions, or Substitutions of Investments              2
     ----------------------------------------------------------------------
     The Contracts                                                      2
     ----------------------------------------------------------------------
        Purchase of Contracts                                           2
     ----------------------------------------------------------------------
        Tax-Free Exchange (1035 Exchanges, Rollovers and Transfers)     3
     ----------------------------------------------------------------------
     Calculation of Accumulation Unit Values                            3
     ----------------------------------------------------------------------
        Net Investment Factor                                           3
     ----------------------------------------------------------------------
     Calculation of Variable Income Payments                            4
     ----------------------------------------------------------------------
     Calculation of Annuity Unit Values                                 5
     ----------------------------------------------------------------------
     General Matters                                                    5
     ----------------------------------------------------------------------

       Incontestability                                                   5
    -----------------------------------------------------------------------
       Settlements                                                        5
    -----------------------------------------------------------------------
       Safekeeping of the Variable Account's Assets                       5
    -----------------------------------------------------------------------
          Premium Taxes                                                   6
    -----------------------------------------------------------------------
          Tax Reserves                                                    6
    -----------------------------------------------------------------------
    Experts                                                               6
    -----------------------------------------------------------------------
    Financial Statements                                                  6
    -----------------------------------------------------------------------
    Appendix A - Accumulation Unit Values                               A-1
    -----------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               88     PROSPECTUS

Appendix A
Contract Comparison Chart
--------------------------------------------------------------------------------

         --------------------------------------------------------------
                               Allstate Variable    Allstate Variable
         Feature                    Annuity         Annuity - L Share
         --------------------------------------------------------------
         --------------------------------------------------------------
                                 3 to 6 month         3 to 6 month
                               transfer periods     transfer periods
         DCA Fixed Account       7 to 12 month        7 to 12 month
         Option                transfer periods     transfer periods
         --------------------------------------------------------------
         --------------------------------------------------------------
                               1-, 3-*, 5-*, and
         Standard Fixed       7-* year guarantee
         Account Option             periods                N/A
         --------------------------------------------------------------
         --------------------------------------------------------------
                              3-, 5-, 7-, and 10-  3-, 5-, 7-, and 10-
         MVA Fixed Account      year guarantee       year guarantee
         Option**                   periods              periods
         --------------------------------------------------------------
         ---------------------                     --------------------
         Mortality and
         Expense
         Risk Charge
         (Base Contract)             1.10%                1.50%
         --------------------------------------------------------------
         --------------------------------------------------------------
         Withdrawal Charge
         (% of purchase
         payment)             7/ 7/ 6/ 5/ 4/ 3/ 2        7/ 6/ 5
         --------------------------------------------------------------
                                 Confinement,         Confinement,
                                   Terminal             Terminal
         Withdrawal Charge         Illness,             Illness,
         Waivers                 Unemployment         Unemployment
         --------------------------------------------------------------

 The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The table summarizes the availability of the Fixed Account Options in general. Please check with your Morgan Stanley Financial Advisor for specific details for your state.

 * Available only in states in which the MVA Fixed Account Option is not offered.

 **Not available in states in which the 3-, 5-, or 7-year Standard Fixed
   Account Options are offered.

                               89     PROSPECTUS

Appendix B - Market Value Adjustment
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

   I = the Treasury Rate for a maturity equal to the term length of the Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;
   J = the Treasury Rate for a maturity equal to the term length of the Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be ("Market Value Adjustment Date").
   N =   the number of whole and partial years from the Market Value
         Adjustment Date to the expiration of the term length of the Market
         Value Adjusted Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                             Examples Of Market Value Adjustment
Purchase Payment:  $10,000 allocated to a Market Value Adjusted Fixed Guarantee Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Variable Annuity*

                                        Example 1: (Assumes Declining Interest Rates)
Step 1: Calculate Contract Value at End of Contract Year 3:  = $10,000.00 X (1.045) /3/ = $11,411.66
Step 2: Calculate the Free Withdrawal Amount:                = .15 X $10,000 = $1500
Step 3: Calculate the Withdrawal Charge:                     = .06 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:               I = 4.50%
                                                             J = 4.20%
                                                                 730 DAYS
                                                             N = ------------ = 2
                                                                 365 DAYS
                                                             Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                             = .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                                             Market Value Adjustment = Market Value Adjustment Factor X Amount
                                                             Subject To Market Value Adjustment:
                                                             = .0009 X $11,411.66 = $10.27
Step 5: Calculate the amount received by Contract owner as   = $11,411.66 - $510 + $10.27 = $10,911.93
 a result of full withdrawal at the end of Contract Year 3:

                               90     PROSPECTUS

                                      Example 2: (Assumes Rising Interest Rates)
Step 1: Calculate Contract Value at End of Contract Year 3:  = $10,000.00 X (1.045) 3 = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                = .15 X $10,000 = $1,500
Step 3: Calculate the Withdrawal Charge:                     = 0.06 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:               I = 4.50%
                                                             J = 4.80%
                                                                 730 DAYS
                                                             N = ------------ = 2
                                                                 365 DAYS
                                                             Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                             = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                             Market Value Adjustment = Market Value Adjustment Factor X
                                                             Amount Subject To Market Value Adjustment:
                                                             = -.0099 X $11,411.66 = -$112.98
Step 5: Calculate the amount received by Contract owner as   = $11,411.66 - $510 - $112.98 = $10,788.68
 a result of full withdrawal at the end of Contract Year 3:

   *These examples assume the election of the Allstate Variable Annuity Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under the Allstate Variable Annuity - L Share Contract, which has different expenses and withdrawal charges.


                               91     PROSPECTUS

Appendix C
Example of Calculation of Income Protection Benefit
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

       Adjusted age of Annuitant on the Payout Start Date:   65
       -----------------------------------------------------------------
       Sex of Annuitant:                                     male
       -----------------------------------------------------------------
       Income Plan selected:                                 1
       -----------------------------------------------------------------
       Payment frequency:                                    monthly
       -----------------------------------------------------------------
       Amount applied to variable income payments under the
       Income Plan:                                          $100,000.00
       -----------------------------------------------------------------

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                     3%
--------------------------------------------------------------------------------------------
Guaranteed minimum variable income payment:  85% of the initial variable amount income value
--------------------------------------------------------------------------------------------

Step 1 - Calculation of the initial variable amount income value:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

Step 2 - Calculation of the amount guaranteed under the Income Protection Benefit Option:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

Step 3 - Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

                               92     PROSPECTUS

Appendix D
Withdrawal Adjustment Example - Income Benefits*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000.

                                                            Income Benefit Amount
                                                   ---------------------------------------
                             Beginning              Contract     Maximum
              Type of        Contract  Transaction Value After Anniversary       5%
 Date        Occurrence        Value     Amount    Occurrence     Value    Roll-Up Value**
------------------------------------------------------------------------------------------
1/1/04  Contract Anniversary  $55,000       _        $55,000     $55,000       $52,500
------------------------------------------------------------------------------------------
7/1/04   Partial Withdrawal   $60,000    $15,000     $45,000     $41,250       $40,176
------------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.

Maximum Anniversary Value Income Benefit
---------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                                   (a)           $15,000
---------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                                      (b)           $60,000
---------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                                      (c)           $55,000
---------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                                  [(a)/(b)]*(c)      $13,750
---------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                                                   $41,250
---------------------------------------------------------------------------------------------------------------------------------

5 % Roll-Up Value Income Benefit**
---------------------------------------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                                                                             (a)           $15,000
---------------------------------------------------------------------------------------------------------------------------------

STEP I - Dollar For Dollar Portion
---------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                                      (b)           $60,000
---------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of
interest on $52,500 and $54,600, respectively)                                                              (c)           $53,786
---------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)                                        (d)           $ 2,625
---------------------------------------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment (discounted for a half year's worth of interest)           (e) = (d) * 1.05 ^-0.5 $ 2,562
---------------------------------------------------------------------------------------------------------------------------------
Contract Value After Step 1                                                                           (b') = (b) -(d)     $57,375
---------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                                                                  (c') = (c) -(e)     $51,224
---------------------------------------------------------------------------------------------------------------------------------

STEP 2 - Proportional Portion
---------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                             (a') = (a) -(d)     $12,375
---------------------------------------------------------------------------------------------------------------------------------
Proportional Adjustment                                                                              (a') /(b') * (c')    $11,048
---------------------------------------------------------------------------------------------------------------------------------
Contract Value After Step 2                                                                              (b') -(a')       $45,000
---------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                                                                      $40,176
---------------------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

                               93     PROSPECTUS

Appendix E
Withdrawal Adjustment Example - Death Benefits*
--------------------------------------------------------------------------------

Issue Date: January 1, 2007

Initial Purchase Payment: $50,000

                                                                        Death Benefit Amount
                                                                  --------------------------------
                                Beginning              Contract   Purchase   Maximum    Enhanced
                 Type of        Contract  Transaction Value After Payment  Anniversary Beneficiary
  Date          Occurrence        Value     Amount    Occurrence   Value      Value      Value**
--------------------------------------------------------------------------------------------------
1/1/ 2008  Contract Anniversary  $55,000          _     $55,000   $50,000    $55,000     $52,500
--------------------------------------------------------------------------------------------------
7/1/ 2008   Partial Withdrawal   $60,000    $15,000     $45,000   $37,500    $41,250     $40,339
--------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

------------------------------------------------------------------------------------------------

Purchase Payment Value Death Benefit
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                       (a)      $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                          (b)      $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal           (c)      $50,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                      [(a)/(b)]*(c) $12,500
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $37,500
------------------------------------------------------------------------------------------------

MAV Death Benefit
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                       (a)      $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                          (b)      $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal           (c)      $55,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                      [(a)/(b)]*(c) $13,750
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,250
------------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection (Annual Increase) Benefit**
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                       (a)      $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                          (b)      $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal
(assumes 181 days worth of interest on $52,500 and $54,600, respectively)       (c)      $53,786
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                      [(a)/(b)]*(c) $13,446
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $40,339
------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Enhanced Beneficiary Protection (Annual Increase)
  Benefit assumed that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

                               94     PROSPECTUS

Appendix F
Calculation of Earnings Protection Death Benefit*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

  Excess of Earnings Withdrawals                     = $0
  Purchase Payments in the 12 months prior to death  = $0
  In-Force Premium                                   = $100,000
                                                       ($100,000+ $0 - $0)
  In-Force Earnings                                  = $25,000
                                                       ($125,000- $100,000)
  Earnings Protection Death Benefit**                = 40% * $25,000 = $10,000

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

   Excess of Earnings Withdrawals                     = $5,000
                                                        ($10,000-$5,000)
   Purchase Payments in the 12 months prior to death  = $0
   In-Force Premium                                   = $95,000
                                                        ($100,000+$0-$5,000)
   In-Force Earnings                                  = $19,000
                                                        ($114,000-$95,000)
   Earnings Protection Death Benefit**                = 40%*$19,000=$7,600

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

                               95     PROSPECTUS

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                     = $30,000
                                                     ($50,000-$20,000)
Purchase Payments in the 12 months prior to death  = $0
In-Force Premium                                   = $120,000
                                                     ($110,000+$40,000-$30,000)
In-Force Earnings                                  = $20,000
                                                     .($140,000-$120,000)
Earnings Protection Death Benefit**                = 25%*$20,000=$5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since 25% of In-Force Earnings is less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

Example 4: Spousal Continuation

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

    Excess of Earnings Withdrawals                     = $0
    Purchase Payments in the 12 months prior to death  = $0
    In-Force Premium                                   = $100,000
                                                         ($100,000+$0-$0)
    In-Force Earnings                                  = $50,000
                                                         ($150,000-$100,000)
    Earnings Protection Death Benefit**                = 40%*$50,000=$20,000
    Contract Value                                     = $150,000
    Death Benefit                                      = $160,000
    Earnings Protection Death Benefit                  = $20,000
    Continuing Contract Value                          = $180,000
                                                         ($160,000+$20,000)

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

                               96     PROSPECTUS

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                               97     PROSPECTUS

Appendix G
Withdrawal Adjustment Example - TrueReturn Accumulation Benefit*
--------------------------------------------------------------------------------

Issue Date: January 2, 2007

Initial Purchase Payment: $50,000

Initial Benefit Base: $50,000

                                 Beginning                 Contract
                  Type of         Contract  Transaction  Value After  Benefit
   Date          Occurrence        Value       Amount     Occurrence    Base
 -----------------------------------------------------------------------------
 1/2/ 2008  Contract Anniversary $   55,000            _ $     55,000 $ 50,000
 -----------------------------------------------------------------------------
 7/2/ 2008   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $ 37,500
 -----------------------------------------------------------------------------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Bases by the same proportion as the withdrawal reduces the Contract Value.

-------------------------------------------------------------------------------------------
Benefit Base
-------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                       (a) $15,000
-------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                          (b) $60,000
-------------------------------------------------------------------------------------------
Value of Benefit Base Amount Immediately Prior to Partial Withdrawal            (c) $50,000
-------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                 [(a)/(b)]*(c) $12,500
-------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                               $37,500
-------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                               98     PROSPECTUS

Appendix H - SureIncome Withdrawal Benefit Option Calculation Examples
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000. Your Benefit Payment is $8,000, which is 8% of your initial purchase payment. Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000). The Benefit Payment is unchanged and remains $8,000. The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000. The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000 - $25,000)) = $8,000.
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.
The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000 - $5,000)) = $4,400. The Benefit
Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200). The Benefit Payment is unchanged and remains $7,600. The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                               99     PROSPECTUS

Appendix I - SureIncome Plus Withdrawal Benefit
Option Calculation Examples
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

                              100     PROSPECTUS

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

                              101     PROSPECTUS

Appendix J - SureIncome For Life Withdrawal Benefit
Option Calculation Examples
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Variable Annuity contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).

Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).

Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.

The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% x current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

                              102     PROSPECTUS

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).

Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.

Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000) = $3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000) = $3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

                              103     PROSPECTUS

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Note: The Benefit Payment remains $6,374 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

                              104     PROSPECTUS

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

                              105     PROSPECTUS

Appendix K - Accumulation Unit Values
--------------------------------------------------------------------------------

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

In addition, no Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.


The name of the following Sub-Account changed since December 31, 2008. The name shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2007:



           Sub-Account Name as of December 31, 2008
(as appears in the following tables of Accumulation Unit Values)            Sub-Account Name as of May 1, 2009
-------------------------------------------------------------------------------------------------------------------------
       FTVIP Mutual Discovery Securities Fund - Class 2           FTVIP Mutual Global Discovery Securities Fund - Class 2





On April 24, 2009, the Morgan Stanley VIS Global Advantage Portfolio--Class Y liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available as of December 31, 2008.



                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                                      Number
                                                                          Accumulation Accumulation  of Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                 2003       $10.000      $12.234       24,578
                                                                 2004       $12.234      $13.583       35,573
                                                                 2005       $13.583      $16.455       37,997
                                                                 2006       $16.455      $17.484       37,633
                                                                 2007       $17.484      $20.603       35,654
                                                                 2008       $20.603      $10.372       34,174
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                 2003       $10.000      $12.260      237,797
                                                                 2004       $12.260      $13.095      556,690
                                                                 2005       $13.095      $13.619      590,383
                                                                 2006       $13.619      $14.900      513,182
                                                                 2007       $14.900      $15.280      433,504
                                                                 2008       $15.280       $9.584      394,305
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                 2003       $10.000      $11.884      180,194
                                                                 2004       $11.884      $13.005      463,438
                                                                 2005       $13.005      $15.136      529,631
                                                                 2006       $15.136      $15.526      475,152
                                                                 2007       $15.526      $18.273      433,093
                                                                 2008       $18.273       $9.425      414,460


                              106     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                                       Number
                                                                           Accumulation Accumulation  of Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                  2003       $10.000      $12.690        65,859
                                                                  2004       $12.690      $14.090       102,460
                                                                  2005       $14.090      $15.071        94,898
                                                                  2006       $15.071      $19.322        90,663
                                                                  2007       $19.322      $21.998        81,637
                                                                  2008       $21.998      $12.411        71,612
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                  2003       $10.000      $12.603        10,209
                                                                  2004       $12.603      $13.968        19,661
                                                                  2005       $13.968      $14.677        18,678
                                                                  2006       $14.677      $17.147        17,635
                                                                  2007       $17.147      $19.748        13,437
                                                                  2008       $19.748      $10.924        12,351
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                  2003       $10.000      $12.971       150,827
                                                                  2004       $12.971      $14.679       331,007
                                                                  2005       $14.679      $15.385       355,868
                                                                  2006       $15.385      $18.468       304,398
                                                                  2007       $18.468      $19.462       274,405
                                                                  2008       $19.462      $11.317       240,021
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                  2003       $10.000      $11.331        95,060
                                                                  2004       $11.331      $12.255       191,354
                                                                  2005       $12.255      $12.330       181,345
                                                                  2006       $12.330      $13.268       165,461
                                                                  2007       $13.268      $13.607       142,464
                                                                  2008       $13.607      $10.315       111,487
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                  2003       $10.000      $11.666        83,633
                                                                  2004       $11.666      $12.750       132,998
                                                                  2005       $12.750      $13.430       130,194
                                                                  2006       $13.430      $15.108       112,840
                                                                  2007       $15.108      $15.339        84,148
                                                                  2008       $15.339      $11.137        66,790
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                  2003       $10.000      $10.311       285,576
                                                                  2004       $10.311      $10.694     1,071,611
                                                                  2005       $10.694      $10.881     2,234,712
                                                                  2006       $10.881      $11.315     2,686,693
                                                                  2007       $11.315      $11.808     2,527,529
                                                                  2008       $11.808      $10.594     1,986,494


                              107     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                      2003       $10.000      $10.018       337,847
                                                                      2004       $10.018      $10.005       691,339
                                                                      2005       $10.005      $10.025     1,064,766
                                                                      2006       $10.025      $10.295     1,070,500
                                                                      2007       $10.295      $10.446       951,430
                                                                      2008       $10.446       $8.742       779,527
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                      2003       $10.000       $9.936       184,536
                                                                      2004        $9.936       $9.868       812,228
                                                                      2005        $9.868       $9.988     1,150,064
                                                                      2006        $9.988      $10.289     1,226,200
                                                                      2007       $10.289      $10.629     1,227,382
                                                                      2008       $10.629      $10.723     1,158,126
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                      2003       $10.000      $12.114       380,784
                                                                      2004       $12.114      $13.188       779,233
                                                                      2005       $13.188      $13.596     1,205,985
                                                                      2006       $13.596      $15.462     1,252,976
                                                                      2007       $15.462      $16.026     1,151,976
                                                                      2008       $16.026       $9.923     1,135,623
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                      2003       $10.000      $12.034       156,369
                                                                      2004       $12.034      $13.080       290,870
                                                                      2005       $13.080      $13.953       341,132
                                                                      2006       $13.953      $15.805       321,608
                                                                      2007       $15.805      $16.907       283,081
                                                                      2008       $16.907      $12.650       228,394
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                      2003       $10.000      $11.505        30,741
                                                                      2004       $11.505      $13.660        45,533
                                                                      2005       $13.660      $15.420        95,239
                                                                      2006       $15.420      $18.270        90,617
                                                                      2007       $18.270      $21.647        86,092
                                                                      2008       $21.647      $14.221        80,258
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                      2003       $10.000      $11.319        32,114
                                                                      2004       $11.319      $12.299       141,903
                                                                      2005       $12.299      $13.614       159,451
                                                                      2006       $13.614      $14.891       158,346
                                                                      2007       $14.891      $15.638       147,971
                                                                      2008       $15.638      $13.124       121,506


                              108     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                                  Number
                                                                      Accumulation Accumulation  of Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                             2003       $10.000      $14.912       35,093
                                                             2004       $14.912      $18.105      100,831
                                                             2005       $18.105      $23.907      166,567
                                                             2006       $23.907      $32.371      223,116
                                                             2007       $32.371      $44.878      201,793
                                                             2008       $44.878      $19.162      160,087
-----------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                             2003       $10.000      $11.622      125,143
                                                             2004       $11.622      $12.793      215,383
                                                             2005       $12.793      $13.561      424,921
                                                             2006       $13.561      $15.070      488,356
                                                             2007       $15.070      $15.374      463,892
                                                             2008       $15.374      $11.734      366,052
-----------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                             2003       $10.000      $11.715      121,087
                                                             2004       $11.715      $12.423      179,761
                                                             2005       $12.423      $14.161      189,322
                                                             2006       $14.161      $14.512      176,167
                                                             2007       $14.512      $17.427      199,929
                                                             2008       $17.427       $8.713      135,126
-----------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                             2003       $10.000      $12.251       91,178
                                                             2004       $12.251      $13.637      311,486
                                                             2005       $13.637      $15.073      581,451
                                                             2006       $15.073      $18.080      726,809
                                                             2007       $18.080      $19.591      683,552
                                                             2008       $19.591      $13.741      578,764
-----------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                             2006       $10.000      $10.761       66,650
                                                             2007       $10.761      $12.136       72,239
                                                             2008       $12.136       $6.166       96,162
-----------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                             2003       $10.000      $13.116      104,776
                                                             2004       $13.116      $15.727      190,348
                                                             2005       $15.727      $18.210      270,496
                                                             2006       $18.210      $19.618      310,882
                                                             2007       $19.618      $23.743      294,553
                                                             2008       $23.743      $12.464      267,442
-----------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                             2003       $10.000      $13.621      104,846
                                                             2004       $13.621      $15.993      150,004
                                                             2005       $15.993      $17.821      165,471
                                                             2006       $17.821      $19.674      151,653
                                                             2007       $19.674      $19.994      135,433
                                                             2008       $19.994      $11.755      122,362


                              109     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                          2003       $10.000      $13.408       162,337
                                                          2004       $13.408      $15.158       366,700
                                                          2005       $15.158      $16.781       592,052
                                                          2006       $16.781      $19.981       628,145
                                                          2007       $19.981      $21.249       569,614
                                                          2008       $21.249      $12.287       535,515
--------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                          2003       $10.000      $12.785        95,259
                                                          2004       $12.785      $17.172       267,480
                                                          2005       $17.172      $19.791       385,379
                                                          2006       $19.791      $26.896       379,250
                                                          2007       $26.896      $21.962       330,940
                                                          2008       $21.962      $13.428       286,772
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                          2003       $10.000      $12.864        64,393
                                                          2004       $12.864      $14.589        91,273
                                                          2005       $14.589      $16.001        90,402
                                                          2006       $16.001      $16.573        90,586
                                                          2007       $16.573      $19.237        81,088
                                                          2008       $19.237      $10.095        75,417
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                          2003       $10.000      $12.525       611,638
                                                          2004       $12.525      $14.519     1,368,363
                                                          2005       $14.519      $14.921     2,024,042
                                                          2006       $14.921      $17.092     2,064,458
                                                          2007       $17.092      $16.478     1,899,584
                                                          2008       $16.478      $10.442     1,630,400
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                          2003       $10.000      $11.853       105,623
                                                          2004       $11.853      $12.493       143,473
                                                          2005       $12.493      $13.275       181,523
                                                          2006       $13.275      $13.448       174,613
                                                          2007       $13.448      $15.483       157,178
                                                          2008       $15.483       $7.777       145,869
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                          2003       $10.000      $12.423       346,255
                                                          2004       $12.423      $13.994       706,160
                                                          2005       $13.994      $15.157       998,766
                                                          2006       $15.157      $17.352     1,008,188
                                                          2007       $17.352      $17.559       900,886
                                                          2008       $17.559      $11.750       780,887


                              110     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                   2003       $10.000      $12.922       93,006
                                                                   2004       $12.922      $14.138      197,926
                                                                   2005       $14.138      $14.713      205,195
                                                                   2006       $14.713      $16.404      175,011
                                                                   2007       $16.404      $16.412      160,793
                                                                   2008       $16.412       $7.791      177,479
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                   2003       $10.000      $12.268       41,151
                                                                   2004       $12.268      $12.876       74,440
                                                                   2005       $12.876      $13.801       78,672
                                                                   2006       $13.801      $14.449       66,299
                                                                   2007       $14.449      $15.935       62,808
                                                                   2008       $15.935       $9.024       55,950
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                   2006       $10.000      $10.804       59,634
                                                                   2007       $10.804      $11.504       52,025
                                                                   2008       $11.504       $7.913       49,165
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                   2004       $10.000      $10.826       41,968
                                                                   2005       $10.826      $11.463       87,736
                                                                   2006       $11.463      $12.559       75,209
                                                                   2007       $12.559      $13.547       66,771
                                                                   2008       $13.547       $9.537       63,651
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                   2003       $10.000      $12.313      186,043
                                                                   2004       $12.313      $13.518      415,731
                                                                   2005       $13.518      $13.957      444,440
                                                                   2006       $13.957      $16.118      392,648
                                                                   2007       $16.118      $16.682      336,404
                                                                   2008       $16.682       $9.766      303,800
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                   2003       $10.000      $12.479       84,678
                                                                   2004       $12.479      $14.108      170,808
                                                                   2005       $14.108      $15.547      369,989
                                                                   2006       $15.547      $15.157      387,737
                                                                   2007       $15.157      $16.855      356,669
                                                                   2008       $16.855       $9.550      305,855
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                   2005       $10.000      $11.902      347,354
                                                                   2006       $11.902      $15.875      662,259
                                                                   2007       $15.875      $16.544      645,090
                                                                   2008       $16.544       $7.629      670,721


                              111     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                   2003       $10.000      $11.511       61,318
                                                                   2004       $11.511      $12.311      104,368
                                                                   2005       $12.311      $13.956      129,269
                                                                   2006       $13.956      $13.688      116,723
                                                                   2007       $13.688      $15.350      109,489
                                                                   2008       $15.350       $9.118       91,770
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                   2003       $10.000      $13.642      128,236
                                                                   2004       $13.642      $16.034      220,201
                                                                   2005       $16.034      $16.877      394,485
                                                                   2006       $16.877      $19.026      422,123
                                                                   2007       $19.026      $19.066      377,632
                                                                   2008       $19.066      $12.092      342,681
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                   2005       $10.000      $10.978       46,526
                                                                   2006       $10.978      $13.383       85,825
                                                                   2007       $13.383      $16.121       86,127
                                                                   2008       $16.121      $10.064       59,080
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                   2005       $10.000      $10.757       58,921
                                                                   2006       $10.757      $12.852      107,014
                                                                   2007       $12.852      $12.157       92,965
                                                                   2008       $12.157       $7.078       73,569
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                   2005       $10.000      $11.917      557,027
                                                                   2006       $11.917      $13.108      934,340
                                                                   2007       $13.108      $15.177      953,870
                                                                   2008       $15.177       $8.586      906,812
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                   2005       $10.000      $11.114      148,705
                                                                   2006       $11.114      $12.382      257,982
                                                                   2007       $12.382      $13.670      244,669
                                                                   2008       $13.670       $7.840      250,198
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                   2005       $10.000      $10.498      130,227
                                                                   2006       $10.498      $11.506      227,510
                                                                   2007       $11.506      $11.645      234,374
                                                                   2008       $11.645       $8.605      210,481
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                   2005       $10.000      $12.136      226,223
                                                                   2006       $12.136      $13.466      356,831
                                                                   2007       $13.466      $15.330      369,677
                                                                   2008       $15.330       $9.139      324,260


                              112     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                                  Number
                                                                      Accumulation Accumulation  of Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                             2006       $10.000      $10.235      114,860
                                                             2007       $10.235      $10.603      159,940
                                                             2008       $10.603      $10.755      520,911
-----------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                             2005       $10.000      $11.178       40,690
                                                             2006       $11.178      $11.608       94,418
                                                             2007       $11.608      $13.099       92,942
                                                             2008       $13.099       $8.364       90,854
-----------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                             2004       $10.000      $10.717      126,010
                                                             2005       $10.717      $10.930      201,704
                                                             2006       $10.930      $11.800      182,881
                                                             2007       $11.800      $11.963      173,502
                                                             2008       $11.963       $9.048      157,840
-----------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                             2004       $10.000      $11.263      117,847
                                                             2005       $11.263      $11.297      701,458
                                                             2006       $11.297      $13.185      908,698
                                                             2007       $13.185      $13.503      885,514
                                                             2008       $13.503       $9.376      810,005
-----------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                             2005       $10.000      $11.405       76,341
                                                             2006       $11.405      $13.854      155,329
                                                             2007       $13.854      $15.294      183,230
                                                             2008       $15.294      $10.801      172,918
-----------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                             2004       $10.000      $10.974       89,975
                                                             2005       $10.974      $11.976      415,887
                                                             2006       $11.976      $13.995      488,856
                                                             2007       $13.995      $14.294      445,687
                                                             2008       $14.294       $8.874      404,303
-----------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                             2004       $10.000      $11.543       91,246
                                                             2005       $11.543      $12.553      664,497
                                                             2006       $12.553      $15.049      828,191
                                                             2007       $15.049      $17.150      745,295
                                                             2008       $17.150      $10.093      641,464
-----------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                             2005       $10.000      $10.546      109,697
                                                             2006       $10.546      $12.766      149,560
                                                             2007       $12.766      $12.633      161,324
                                                             2008       $12.633       $8.266      137,300


                              113     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                                              Number
                                                                                  Accumulation Accumulation  of Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund
                                                                         2005       $10.000      $11.401      203,640
                                                                         2006       $11.401      $13.074      222,560
                                                                         2007       $13.074      $13.247      203,257
                                                                         2008       $13.247       $8.275      163,375
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                         2005       $10.000      $11.367      347,710
                                                                         2006       $11.367      $12.598      450,996
                                                                         2007       $12.598      $10.356      463,960
                                                                         2008       $10.356       $6.763      422,890
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                         2005       $10.000      $11.295      154,801
                                                                         2006       $11.295      $12.587      252,665
                                                                         2007       $12.587      $12.132      262,920
                                                                         2008       $12.132       $7.600      251,425
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                         2006       $10.000       $9.517       40,712
                                                                         2007        $9.517      $11.567       50,173
                                                                         2008       $11.567       $6.411       51,624
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                         2006       $10.000      $10.732       10,024
                                                                         2007       $10.732      $11.200       13,492
                                                                         2008       $11.200       $9.434       13,090
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                         2006       $10.000      $10.146       37,825
                                                                         2007       $10.146      $11.073       71,055
                                                                         2008       $11.073      $10.151      126,069
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                         2006       $10.000      $10.329      311,062
                                                                         2007       $10.329      $11.077      456,710
                                                                         2008       $11.077      $11.450      458,173
-----------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                         2003       $10.000      $11.342       59,242
                                                                         2004       $11.342      $12.114       89,594
                                                                         2005       $12.114      $12.437      105,484
                                                                         2006       $12.437      $13.740       97,467
                                                                         2007       $13.740      $13.692       92,913
                                                                         2008       $13.692       $8.011       71,820
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                         2003       $10.000      $12.318        8,159
                                                                         2004       $12.318      $13.510       83,914
                                                                         2005       $13.510      $14.034       93,677
                                                                         2006       $14.034      $16.057       80,043
                                                                         2007       $16.057      $14.892       74,546
                                                                         2008       $14.892       $9.011       72,093


                              114     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1



                                                                                        Number
                                                            Accumulation Accumulation  of Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                   2003       $10.000      $12.688       71,672
                                                   2004       $12.688      $14.553      165,086
                                                   2005       $14.553      $16.118      239,237
                                                   2006       $16.118      $20.321      238,989
                                                   2007       $20.321      $21.736      222,845
                                                   2008       $21.736      $12.025      193,760
-------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                   2003       $10.000      $12.184        8,159
                                                   2004       $12.184      $13.547        5,886
                                                   2005       $13.547      $14.550        4,547
                                                   2006       $14.550      $16.364        3,355
                                                   2007       $16.364      $15.317        3,106
                                                   2008       $15.317       $9.140        2,276
-------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                   2005       $10.000      $10.948      254,363
                                                   2006       $10.948      $12.538      372,360
                                                   2007       $12.538      $11.770      355,677
                                                   2008       $11.770       $6.418      365,722
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                   2003       $10.000      $11.752       63,955
                                                   2004       $11.752      $12.184      135,230
                                                   2005       $12.184      $12.712      164,024
                                                   2006       $12.712      $13.230      169,816
                                                   2007       $13.230      $13.780      155,642
                                                   2008       $13.780       $8.565      145,665



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity--Series II Sub-Account, FTVIP Franklin High Income Securities--Class 2 Sub-Account, FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Mutual Shares Securities--Class 2 Sub-Account, and FTVIP Templeton Foreign Securities--Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value--Class B Sub-Account, the AllianceBernstein VPS Utility Income--Class B Sub-Account, the AllianceBernstein VPS Value--Class B Sub-Account, the Fidelity VIP Contrafund--Service Class 2 Sub-Account, the Fidelity VIP Growth & Income--Service Class 2 Sub-Account, the Fidelity VIP High Income--Service Class 2 Sub-Account, the Fidelity VIP Mid Cap--Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities--Class 2 Sub-Account, the FTVIP Mutual Discovery Securities--Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value--Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity--Series II Sub-Account, the Fidelity VIP Money Market--Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy--Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond--Advisor Shares Sub-Account, PIMCO VIT Real Return--Advisor Shares Sub-Account, PIMCO VIT Total Return--Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administration expense charge of 0.19%.

(1)Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity--Class Y Sub-Account and Morgan Stanley VIS Limited Duration--Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                              115     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.1




(2)Effective May 1, 2005, the AIM V.I. Basic Value--Series II Sub-Account, the AIM V.I. Capital Appreciation--Series II Sub-Account, the AIM V.I. Mid Cap Core Equity--Series II Sub-Account , the AllianceBernstein Growth and Income--Class B Sub-Account, the AllianceBernstein Large Cap Growth--Class B Sub-Account, the FTVIP Franklin High Income Securities--Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage--Class Y Sub-Account, the Morgan Stanley VIS High Yield--Class Y Sub-Account, the Morgan Stanley VIS Income Builder--Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure--Class Y Sub-Account, the Putnam VT Growth and Income--Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4)Effective May 1, 2006, the AIM V.I. Core Equity--Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity--Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity--Series II Sub-Account (the predecessor of the AIM V.I. Core Equity--Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity--Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5)Effective May 1, 2004, the Putnam VT Investors--Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                              116     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5





                                                                                                       Number
                                                                           Accumulation Accumulation  of Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                  2003       $10.000      $12.201        6,634
                                                                  2004       $12.201      $13.491       10,689
                                                                  2005       $13.491      $16.278       21,194
                                                                  2006       $16.278      $17.226       26,698
                                                                  2007       $17.226      $20.216       22,494
                                                                  2008       $20.216      $10.136       10,781
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                  2003       $10.000      $12.227       66,915
                                                                  2004       $12.227      $13.007      240,939
                                                                  2005       $13.007      $13.473      294,781
                                                                  2006       $13.473      $14.680      280,797
                                                                  2007       $14.680      $14.993      171,337
                                                                  2008       $14.993       $9.366      122,838
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                  2003       $10.000      $11.852       46,977
                                                                  2004       $11.852      $12.918      184,114
                                                                  2005       $12.918      $14.973      279,675
                                                                  2006       $14.973      $15.297      435,170
                                                                  2007       $15.297      $17.930      347,503
                                                                  2008       $17.930       $9.210      282,038
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                  2003       $10.000      $12.656       15,404
                                                                  2004       $12.656      $13.995       35,187
                                                                  2005       $13.995      $14.909       39,213
                                                                  2006       $14.909      $19.037       25,159
                                                                  2007       $19.037      $21.585       17,986
                                                                  2008       $21.585      $12.128        8,493
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                  2003       $10.000      $12.568       11,186
                                                                  2004       $12.568      $13.874       16,323
                                                                  2005       $13.874      $14.519       16,425
                                                                  2006       $14.519      $16.894       14,916
                                                                  2007       $16.894      $19.377       11,065
                                                                  2008       $19.377      $10.675        8,445
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                  2003       $10.000      $12.936       78,822
                                                                  2004       $12.936      $14.580      127,171
                                                                  2005       $14.580      $15.219      144,625
                                                                  2006       $15.219      $18.195      123,985
                                                                  2007       $18.195      $19.096       99,611
                                                                  2008       $19.096      $11.060       73,529


                              117     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5


                                                                                                     Number
                                                                         Accumulation Accumulation  of Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                2003       $10.000      $11.301        65,540
                                                                2004       $11.301      $12.172       163,222
                                                                2005       $12.172      $12.197       175,113
                                                                2006       $12.197      $13.072       142,566
                                                                2007       $13.072      $13.351        93,648
                                                                2008       $13.351      $10.081        62,827
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                2003       $10.000      $11.634        21,733
                                                                2004       $11.634      $12.664        47,530
                                                                2005       $12.664      $13.285        54,141
                                                                2006       $13.285      $14.885        49,117
                                                                2007       $14.885      $15.051        36,595
                                                                2008       $15.051      $10.884        18,279
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                2003       $10.000      $10.283       184,686
                                                                2004       $10.283      $10.622       643,073
                                                                2005       $10.622      $10.764     1,462,440
                                                                2006       $10.764      $11.148     1,916,928
                                                                2007       $11.148      $11.586     1,666,801
                                                                2008       $11.586      $10.353     1,135,993
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                2003       $10.000       $9.991       206,331
                                                                2004        $9.991       $9.937       413,637
                                                                2005        $9.937       $9.917       657,808
                                                                2006        $9.917      $10.143       667,110
                                                                2007       $10.143      $10.249       522,713
                                                                2008       $10.249       $8.543       396,358
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                2003       $10.000       $9.909       108,929
                                                                2004        $9.909       $9.802       428,989
                                                                2005        $9.802       $9.881       701,011
                                                                2006        $9.881      $10.137       795,045
                                                                2007       $10.137      $10.430       721,750
                                                                2008       $10.430      $10.479       651,907
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                2003       $10.000      $12.081       103,071
                                                                2004       $12.081      $13.099       207,780
                                                                2005       $13.099      $13.449       360,938
                                                                2006       $13.449      $15.234       490,716
                                                                2007       $15.234      $15.725       473,195
                                                                2008       $15.725       $9.698       399,210


                              118     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5


                                                                                                            Number
                                                                                Accumulation Accumulation  of Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                       2003       $10.000      $12.001       70,971
                                                                       2004       $12.001      $12.992      147,140
                                                                       2005       $12.992      $13.803      196,467
                                                                       2006       $13.803      $15.572      247,410
                                                                       2007       $15.572      $16.589      178,415
                                                                       2008       $16.589      $12.362      128,309
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS - Global Infrastructure Portfolio--Class Y (2)
                                                                       2003       $10.000      $11.474        6,583
                                                                       2004       $11.474      $13.568       31,117
                                                                       2005       $13.568      $15.254       42,719
                                                                       2006       $15.254      $18.000       35,485
                                                                       2007       $18.000      $21.241       21,779
                                                                       2008       $21.241      $13.897       14,062
---------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                       2003       $10.000      $11.288        9,598
                                                                       2004       $11.288      $12.216       69,282
                                                                       2005       $12.216      $13.468      111,007
                                                                       2006       $13.468      $14.671       95,830
                                                                       2007       $14.671      $15.344       62,789
                                                                       2008       $15.344      $12.825       38,419
---------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                       2003       $10.000      $14.872       15,373
                                                                       2004       $14.872      $17.983       39,200
                                                                       2005       $17.983      $23.650      293,630
                                                                       2006       $23.650      $31.893      369,132
                                                                       2007       $31.893      $44.036      317,054
                                                                       2008       $44.036      $18.726      165,074
---------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                       2003       $10.000      $11.590       31,795
                                                                       2004       $11.590      $12.707      121,831
                                                                       2005       $12.707      $13.415      355,800
                                                                       2006       $13.415      $14.847      514,333
                                                                       2007       $14.847      $15.086      413,713
                                                                       2008       $15.086      $11.467      270,176
---------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                       2003       $10.000      $11.683       51,300
                                                                       2004       $11.683      $12.339      103,097
                                                                       2005       $12.339      $14.009      105,569
                                                                       2006       $14.009      $14.298       73,771
                                                                       2007       $14.298      $17.100       40,684
                                                                       2008       $17.100       $8.515       31,807


                              119     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5


                                                                                                  Number
                                                                      Accumulation Accumulation  of Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                             2003       $10.000      $12.217       64,033
                                                             2004       $12.217      $13.545      234,429
                                                             2005       $13.545      $14.911      673,072
                                                             2006       $14.911      $17.813      953,357
                                                             2007       $17.813      $19.223      887,941
                                                             2008       $19.223      $13.429      700,311
-----------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                             2006       $10.000      $10.731      110,844
                                                             2007       $10.731      $12.054      125,536
                                                             2008       $12.054       $6.100      137,445
-----------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                             2003       $10.000      $13.080       56,943
                                                             2004       $13.080      $15.621      107,152
                                                             2005       $15.621      $18.015      468,020
                                                             2006       $18.015      $19.329      587,636
                                                             2007       $19.329      $23.297      505,179
                                                             2008       $23.297      $12.180      275,791
-----------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                             2003       $10.000      $13.584       66,608
                                                             2004       $13.584      $15.885      104,445
                                                             2005       $15.885      $17.630      105,122
                                                             2006       $17.630      $19.384       84,445
                                                             2007       $19.384      $19.619       39,071
                                                             2008       $19.619      $11.488       30,629
-----------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                             2003       $10.000      $13.372       88,639
                                                             2004       $13.372      $15.056      199,551
                                                             2005       $15.056      $16.600      428,687
                                                             2006       $16.600      $19.686      494,479
                                                             2007       $19.686      $20.850      407,795
                                                             2008       $20.850      $12.007      304,971
-----------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                             2003       $10.000      $12.750       61,183
                                                             2004       $12.750      $17.057      172,705
                                                             2005       $17.057      $19.578      246,519
                                                             2006       $19.578      $26.499      221,922
                                                             2007       $26.499      $21.549      176,152
                                                             2008       $21.549      $13.122      143,148
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                             2003       $10.000      $12.829       14,674
                                                             2004       $12.829      $14.490       22,291
                                                             2005       $14.490      $15.829       23,151
                                                             2006       $15.829      $16.329       22,049
                                                             2007       $16.329      $18.876       13,222
                                                             2008       $18.876       $9.866        7,991


                              120     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5


                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                          2003       $10.000      $12.491       286,089
                                                          2004       $12.491      $14.421       699,495
                                                          2005       $14.421      $14.760     1,601,297
                                                          2006       $14.760      $16.840     1,655,939
                                                          2007       $16.840      $16.168     1,404,832
                                                          2008       $16.168      $10.204       899,592
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                          2003       $10.000      $11.821        67,081
                                                          2004       $11.821      $12.409       101,974
                                                          2005       $12.409      $13.132       176,876
                                                          2006       $13.132      $13.249       193,340
                                                          2007       $13.249      $15.192       158,278
                                                          2008       $15.192       $7.600       100,605
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                          2003       $10.000      $12.390       176,200
                                                          2004       $12.390      $13.900       319,496
                                                          2005       $13.900      $14.994       548,723
                                                          2006       $14.994      $17.096       594,846
                                                          2007       $17.096      $17.230       512,719
                                                          2008       $17.230      $11.482       375,128
--------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                          2003       $10.000      $12.887        29,372
                                                          2004       $12.887      $14.042        99,790
                                                          2005       $14.042      $14.555       111,926
                                                          2006       $14.555      $16.162       105,994
                                                          2007       $16.162      $16.104        77,794
                                                          2008       $16.104       $7.614        77,108
--------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                          2003       $10.000      $12.234        12,830
                                                          2004       $12.234      $12.789        21,060
                                                          2005       $12.789      $13.652        20,111
                                                          2006       $13.652      $14.235        19,172
                                                          2007       $14.235      $15.635        12,902
                                                          2008       $15.635       $8.819         9,631
--------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                          2004       $10.000      $10.797        21,750
                                                          2005       $10.797      $11.386        58,290
                                                          2006       $10.000      $10.775        21,343
                                                          2007       $10.775      $11.426        15,644
                                                          2008       $11.426       $7.827         8,455


                              121     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5


                                                                                                         Number
                                                                             Accumulation Accumulation  of Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                    2003       $10.000      $11.753        5,582
                                                                    2004       $11.753      $12.189       15,922
                                                                    2005       $12.189      $12.626       20,572
                                                                    2006       $11.386      $12.424       52,964
                                                                    2007       $12.424      $13.346       45,968
                                                                    2008       $13.346       $9.357       29,739
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                    2003       $10.000      $12.279       54,387
                                                                    2004       $12.279      $13.427      166,492
                                                                    2005       $13.427      $13.807      447,898
                                                                    2006       $13.807      $15.880      413,771
                                                                    2007       $15.880      $16.369      345,766
                                                                    2008       $16.369       $9.543      119,126
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                    2003       $10.000      $12.446       28,817
                                                                    2004       $12.446      $14.013       80,635
                                                                    2005       $14.013      $15.380      325,340
                                                                    2006       $15.380      $14.933      424,521
                                                                    2007       $14.933      $16.538      373,318
                                                                    2008       $16.538       $9.333      258,510
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                    2005       $10.000      $11.870      200,944
                                                                    2006       $11.870      $15.768      538,385
                                                                    2007       $15.768      $16.365      527,670
                                                                    2008       $16.365       $7.516      554,744
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                    2003       $10.000      $11.480       40,183
                                                                    2004       $11.480      $12.228       66,960
                                                                    2005       $12.228      $13.806       64,208
                                                                    2006       $13.806      $13.486       50,284
                                                                    2007       $13.486      $15.062       26,777
                                                                    2008       $15.062       $8.911       22,011
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                    2003       $10.000      $13.605       46,809
                                                                    2004       $13.605      $15.926      101,345
                                                                    2005       $15.926      $16.696      461,511
                                                                    2006       $16.696      $18.746      547,841
                                                                    2007       $18.746      $18.709      492,368
                                                                    2008       $18.709      $11.817      266,076
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                    2005       $10.000      $10.948       62,544
                                                                    2006       $10.948      $13.293      104,446
                                                                    2007       $13.293      $15.948      105,948
                                                                    2008       $15.948       $9.915       75,031


                              122     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5


                                                                                                  Number
                                                                      Accumulation Accumulation  of Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                             2005       $10.000      $10.728        24,330
                                                             2006       $10.728      $12.765        84,687
                                                             2007       $12.765      $12.025        73,715
                                                             2008       $12.025       $6.973        71,808
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                             2005       $10.000      $11.885       588,555
                                                             2006       $11.885      $13.020     1,179,793
                                                             2007       $13.020      $15.013     1,070,999
                                                             2008       $15.013       $8.458       834,097
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                             2005       $10.000      $11.084       109,025
                                                             2006       $11.084      $12.298       289,123
                                                             2007       $12.298      $13.523       274,217
                                                             2008       $13.523       $7.724       254,479
-----------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                             2005       $10.000      $10.470       105,832
                                                             2006       $10.470      $11.428       211,031
                                                             2007       $11.428      $11.520       228,615
                                                             2008       $11.520       $8.478       148,744
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                             2005       $10.000      $12.103       146,107
                                                             2006       $12.103      $13.375       305,980
                                                             2007       $13.375      $15.164       279,884
                                                             2008       $15.164       $9.003       190,988
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                             2006       $10.000      $10.207       105,566
                                                             2007       $10.207      $10.531       233,662
                                                             2008       $10.531      $10.639       390,322
-----------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                             2005       $10.000      $11.148        40,286
                                                             2006       $11.148      $11.530       133,880
                                                             2007       $11.530      $12.957       141,437
                                                             2008       $12.957       $8.240       128,083
-----------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                             2004       $10.000      $10.688       105,202
                                                             2005       $10.688      $10.856       171,901
                                                             2006       $10.856      $11.673       155,403
                                                             2007       $11.673      $11.786       114,261
                                                             2008       $11.786       $8.878        73,253
-----------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                             2004       $10.000      $11.233        86,915
                                                             2005       $11.233      $11.221       769,097
                                                             2006       $11.221      $13.044     1,446,601
                                                             2007       $13.044      $13.304     1,392,292
                                                             2008       $13.304       $9.200       958,297


                              123     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5


                                                                                                              Number
                                                                                  Accumulation Accumulation  of Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                         2005       $10.000      $11.374        64,062
                                                                         2006       $11.374      $13.760       133,205
                                                                         2007       $13.760      $15.129       128,508
                                                                         2008       $15.129      $10.641        84,601
-----------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                         2004       $10.000      $10.944        51,882
                                                                         2005       $10.944      $11.896       475,155
                                                                         2006       $11.896      $13.845       564,827
                                                                         2007       $13.845      $14.083       513,207
                                                                         2008       $14.083       $8.707       341,061
-----------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                         2004       $10.000      $11.511        36,969
                                                                         2005       $11.511      $12.468       860,022
                                                                         2006       $12.468      $14.887     1,019,766
                                                                         2007       $14.887      $16.896       920,177
                                                                         2008       $16.896       $9.903       467,082
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                         2005       $10.000      $10.517        76,141
                                                                         2006       $10.517      $12.680       154,410
                                                                         2007       $12.680      $12.497       172,441
                                                                         2008       $12.497       $8.143       125,940
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                         2005       $10.000      $11.370       121,130
                                                                         2006       $11.370      $12.985       141,849
                                                                         2007       $12.985      $13.104       125,334
                                                                         2008       $13.104       $8.152        93,609
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                         2005       $10.000      $11.336       303,063
                                                                         2006       $11.336      $12.513       551,622
                                                                         2007       $12.513      $10.244       540,006
                                                                         2008       $10.244       $6.663       417,070
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                         2005       $10.000      $11.265       108,569
                                                                         2006       $11.265      $12.502       255,308
                                                                         2007       $12.502      $12.001       267,974
                                                                         2008       $12.001       $7.488       236,625
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                         2006       $10.000       $9.491        78,439
                                                                         2007        $9.491      $11.489        78,415
                                                                         2008       $11.489       $6.341        86,439
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                         2006       $10.000      $10.703        13,419
                                                                         2007       $10.703      $11.124        20,429
                                                                         2008       $11.124       $9.332        24,792


                              124     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5


                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                          2006       $10.000      $10.118       56,188
                                                          2007       $10.118      $10.998      149,722
                                                          2008       $10.998      $10.041      138,483
--------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                          2006       $10.000      $10.300      333,924
                                                          2007       $10.300      $11.002      541,720
                                                          2008       $11.002      $11.326      436,998
--------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                          2003       $10.000      $11.311       50,397
                                                          2004       $11.311      $12.033       50,051
                                                          2005       $12.033      $12.303      295,949
                                                          2006       $12.303      $13.538       78,718
                                                          2007       $13.538      $13.435       42,032
                                                          2008       $13.435       $7.829       30,400
--------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                          2003       $10.000      $12.285       28,104
                                                          2004       $12.285      $13.419       34,565
                                                          2005       $13.419      $13.883       45,145
                                                          2006       $13.883      $15.820       30,417
                                                          2007       $15.820      $14.612       26,162
                                                          2008       $14.612       $8.806       13,522
--------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                          2003       $10.000      $12.654       57,292
                                                          2004       $12.654      $14.455      104,567
                                                          2005       $14.455      $15.945      199,020
                                                          2006       $15.945      $20.022      301,515
                                                          2007       $20.022      $21.328      267,807
                                                          2008       $21.328      $11.752      200,134
--------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                          2003       $10.000      $12.151        1,120
                                                          2004       $12.151      $13.455        1,114
                                                          2005       $13.455      $14.394        1,108
                                                          2006       $14.394      $16.123          192
                                                          2007       $16.123      $15.030          191
                                                          2008       $15.030       $8.932          189
--------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                          2005       $10.000      $10.918      162,309
                                                          2006       $10.918      $12.453      324,998
                                                          2007       $12.453      $11.643      289,114
                                                          2008       $11.643       $6.323      250,595


                              125     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                Basic Contract

                           Mortality & Expense = 1.5


                                                                           Number
                                               Accumulation Accumulation  of Units
                                  For the Year  Unit Value   Unit Value  Outstanding
                                     Ending    at Beginning    at End      at End
Sub Accounts                      December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                      2003       $10.000      $11.720       44,404
                                      2004       $11.720      $12.102       93,142
                                      2005       $12.102      $12.575      148,490
                                      2006       $12.575      $13.035      154,681
                                      2007       $13.035      $13.521      111,462
                                      2008       $13.521       $8.370       90,140



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity--Series II Sub-Account, FTVIP Franklin High Income Securities--Class 2 Sub-Account, FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Mutual Shares Securities--Class 2 Sub-Account, and FTVIP Templeton Foreign Securities--Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value--Class B Sub-Account, the AllianceBernstein VPS Utility Income--Class B Sub-Account, the AllianceBernstein VPS Value--Class B Sub-Account, the Fidelity VIP Contrafund--Service Class 2 Sub-Account, the Fidelity VIP Growth & Income--Service Class 2 Sub-Account, the Fidelity VIP High Income--Service Class 2 Sub-Account, the Fidelity VIP Mid Cap--Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities--Class 2 Sub-Account, the FTVIP Mutual Discovery Securities--Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value--Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity--Series II Sub-Account, the Fidelity VIP Money Market--Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy--Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond--Advisor Shares Sub-Account, PIMCO VIT Real Return--Advisor Shares Sub-Account, PIMCO VIT Total Return--Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administration expense charge of 0.19%.

(1)Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio--Class Y and Morgan Stanley VIS Limited Duration Portfolio--Class Y are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective May 1, 2005, the AIM V.I. Basic Value--Series II Sub-Account, the AIM V.I. Capital Appreciation--Series II Sub-Account, the AIM V.I. Mid Cap Core Equity--Series II Sub-Account, the AllianceBernstein VPS Growth and Income--Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth--Class B Sub-Account, the FTVIP Franklin High Income Securities--Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage--Class Y Sub-Account, the Morgan Stanley VIS High Yield--Class Y Sub-Account, the Morgan Stanley VIS Income Builder--Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure--Class Y Sub-Account, the Putnam VT Growth and Income--Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4)Effective May 1, 2006, AIM V.I. Core Equity--Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity--Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity--Series II Sub-Account (the predecessor of the AIM V.I. Core Equity--Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity--Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5)Effective May 1, 2004, the Putnam VT Investors--Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                              126     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
      Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0





                                                                                                       Number
                                                                           Accumulation Accumulation  of Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                  2003       $10.000      $12.159         189
                                                                  2004       $12.159      $13.377         951
                                                                  2005       $13.377      $16.058         951
                                                                  2006       $16.058      $16.908         951
                                                                  2007       $16.908      $19.741         951
                                                                  2008       $19.741       $9.847         951
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                  2003       $10.000      $12.185      20,116
                                                                  2004       $12.185      $12.897      18,199
                                                                  2005       $12.897      $13.291      22,604
                                                                  2006       $13.291      $14.408      20,625
                                                                  2007       $14.408      $14.641      19,418
                                                                  2008       $14.641       $9.099      13,916
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                  2003       $10.000      $11.812      22,754
                                                                  2004       $11.812      $12.808      25,327
                                                                  2005       $12.808      $14.771      23,766
                                                                  2006       $14.771      $15.014      22,872
                                                                  2007       $15.014      $17.509      19,501
                                                                  2008       $17.509       $8.948      10,965
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                  2003       $10.000      $12.613       3,061
                                                                  2004       $12.613      $13.877       3,942
                                                                  2005       $13.877      $14.708       3,940
                                                                  2006       $14.708      $18.685       3,935
                                                                  2007       $18.685      $21.078       3,931
                                                                  2008       $21.078      $11.783       3,926
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                  2003       $10.000      $12.526         979
                                                                  2004       $12.526      $13.757           0
                                                                  2005       $13.757      $14.323           0
                                                                  2006       $14.323      $16.581           0
                                                                  2007       $16.581      $18.922           0
                                                                  2008       $18.922      $10.371           0
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                  2003       $10.000      $12.892       5,234
                                                                  2004       $12.892      $14.457      11,314
                                                                  2005       $14.457      $15.014      12,341
                                                                  2006       $15.014      $17.859      11,659
                                                                  2007       $17.859      $18.647      11,536
                                                                  2008       $18.647      $10.745      11,196


                              127     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
      Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                                     Number
                                                                         Accumulation Accumulation  of Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                2003       $10.000      $11.262        5,624
                                                                2004       $11.262      $12.069        5,399
                                                                2005       $12.069      $12.033        7,464
                                                                2006       $12.033      $12.830        7,040
                                                                2007       $12.830      $13.037        6,708
                                                                2008       $13.037       $9.794        6,374
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                2003       $10.000      $11.595          388
                                                                2004       $11.595      $12.556          388
                                                                2005       $12.556      $13.106        6,319
                                                                2006       $13.106      $14.610        5,300
                                                                2007       $14.610      $14.697        4,876
                                                                2008       $14.697      $10.574        4,428
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                2003       $10.000      $10.248       36,354
                                                                2004       $10.248      $10.532       31,834
                                                                2005       $10.532      $10.619       50,822
                                                                2006       $10.619      $10.942       41,532
                                                                2007       $10.942      $11.314       42,065
                                                                2008       $11.314      $10.058       22,447
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                2003       $10.000       $9.957       22,303
                                                                2004        $9.957       $9.853       25,373
                                                                2005        $9.853       $9.783       23,571
                                                                2006        $9.783       $9.955       22,489
                                                                2007        $9.955      $10.008       21,727
                                                                2008       $10.008       $8.300       18,154
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                2003       $10.000       $9.875       45,906
                                                                2004        $9.875       $9.719      100,138
                                                                2005        $9.719       $9.747      106,824
                                                                2006        $9.747       $9.950      102,072
                                                                2007        $9.950      $10.185        9,365
                                                                2008       $10.185      $10.180        6,937
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                2003       $10.000      $12.040       15,094
                                                                2004       $12.040      $12.988       15,844
                                                                2005       $12.988      $13.268       23,949
                                                                2006       $13.268      $14.953       22,947
                                                                2007       $14.953      $15.355       28,701
                                                                2008       $15.355       $9.421       28,554


                              128     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
      Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                      2003       $10.000      $11.961      14,926
                                                                      2004       $11.961      $12.882      15,995
                                                                      2005       $12.882      $13.617      13,820
                                                                      2006       $13.617      $15.284      12,721
                                                                      2007       $15.284      $16.199      11,588
                                                                      2008       $16.199      $12.010       2,185
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                      2003       $10.000      $11.435       1,101
                                                                      2004       $11.435      $13.453       1,096
                                                                      2005       $13.453      $15.048       1,052
                                                                      2006       $15.048      $17.668       1,007
                                                                      2007       $17.668      $20.742         962
                                                                      2008       $20.742      $13.501         894
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                      2003       $10.000      $11.250      15,238
                                                                      2004       $11.250      $12.113         793
                                                                      2005       $12.113      $13.286         676
                                                                      2006       $13.286      $14.400         593
                                                                      2007       $14.400      $14.984         508
                                                                      2008       $14.984      $12.460         409
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                      2003       $10.000      $14.821      12,008
                                                                      2004       $14.821      $17.831         578
                                                                      2005       $17.831      $23.331       1,273
                                                                      2006       $23.331      $31.304       1,273
                                                                      2007       $31.304      $43.002       1,297
                                                                      2008       $43.002      $18.193         833
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                      2003       $10.000      $11.551       4,382
                                                                      2004       $11.551      $12.599       8,845
                                                                      2005       $12.599      $13.234       7,060
                                                                      2006       $13.234      $14.573       7,902
                                                                      2007       $14.573      $14.731       5,965
                                                                      2008       $14.731      $11.140         776
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                      2003       $10.000      $11.643         732
                                                                      2004       $11.643      $12.234       1,444
                                                                      2005       $12.234      $13.820       2,590
                                                                      2006       $13.820      $14.033       2,582
                                                                      2007       $14.033      $16.697       2,573
                                                                      2008       $16.697       $8.272       2,559


                              129     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
      Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                                  Number
                                                                      Accumulation Accumulation  of Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                             2003       $10.000      $12.176       1,170
                                                             2004       $12.176      $13.430       4,254
                                                             2005       $13.430      $14.710      12,144
                                                             2006       $14.710      $17.484      12,292
                                                             2007       $17.484      $18.771      11,242
                                                             2008       $18.771      $13.046       8,277
-----------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                             2006       $10.000      $10.695           0
                                                             2007       $10.695      $11.951       7,868
                                                             2008       $11.951       $6.017       9,863
-----------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                             2003       $10.000      $13.036       6,524
                                                             2004       $13.036      $15.489       7,472
                                                             2005       $15.489      $17.772       7,621
                                                             2006       $17.772      $18.972       7,340
                                                             2007       $18.972      $22.750       9,962
                                                             2008       $22.750      $11.833      10,113
-----------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                             2003       $10.000      $13.538      12,094
                                                             2004       $13.538      $15.751       7,725
                                                             2005       $15.751      $17.392       7,880
                                                             2006       $17.392      $19.025       7,706
                                                             2007       $19.025      $19.158       7,661
                                                             2008       $19.158      $11.161       6,513
-----------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                             2003       $10.000      $13.327      13,892
                                                             2004       $13.327      $14.928       9,406
                                                             2005       $14.928      $16.376      10,565
                                                             2006       $16.376      $19.322      10,421
                                                             2007       $19.322      $20.360      12,160
                                                             2008       $20.360      $11.665      11,195
-----------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                             2003       $10.000      $12.707       2,217
                                                             2004       $12.707      $16.912       7,785
                                                             2005       $16.912      $19.314       8,404
                                                             2006       $19.314      $26.009       7,578
                                                             2007       $26.009      $21.043       7,640
                                                             2008       $21.043      $12.748       6,485
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                             2003       $10.000      $12.785         428
                                                             2004       $12.785      $14.368       1,015
                                                             2005       $14.368      $15.616         429
                                                             2006       $15.616      $16.027         427
                                                             2007       $16.027      $18.433         424
                                                             2008       $18.433       $9.585         216


                              130     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
      Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                          2003       $10.000      $12.449      73,598
                                                          2004       $12.449      $14.299      44,257
                                                          2005       $14.299      $14.561      49,881
                                                          2006       $14.561      $16.529      49,325
                                                          2007       $16.529      $15.788      50,066
                                                          2008       $15.788       $9.913      38,421
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                          2003       $10.000      $11.781       7,119
                                                          2004       $11.781      $12.304       5,330
                                                          2005       $12.304      $12.955       4,868
                                                          2006       $12.955      $13.004       4,578
                                                          2007       $13.004      $14.835       4,090
                                                          2008       $14.835       $7.383       2,959
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                          2003       $10.000      $12.347      52,658
                                                          2004       $12.347      $13.782      27,103
                                                          2005       $13.782      $14.792      32,255
                                                          2006       $14.792      $16.780      30,931
                                                          2007       $16.780      $16.825      29,153
                                                          2008       $16.825      $11.155       9,573
--------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                          2003       $10.000      $12.843       2,967
                                                          2004       $12.843      $13.924       4,311
                                                          2005       $13.924      $14.359       3,964
                                                          2006       $14.359      $15.863       3,935
                                                          2007       $15.863      $15.725       3,632
                                                          2008       $15.725       $7.397       1,439
--------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                          2003       $10.000      $12.193       1,401
                                                          2004       $12.193      $12.681         895
                                                          2005       $12.681      $13.468         890
                                                          2006       $13.468      $13.972         885
                                                          2007       $13.972      $15.268         880
                                                          2008       $15.268       $8.567         872
--------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                          2006       $10.000      $10.738       8,630
                                                          2007       $10.738      $11.329       8,588
                                                          2008       $11.329       $7.721       8,530
--------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                          2004       $10.000      $10.760           0
                                                          2005       $10.760      $11.290           0
                                                          2006       $11.290      $12.256           0
                                                          2007       $12.256      $13.099           0
                                                          2008       $13.099       $9.137           0


                              131     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
      Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                                         Number
                                                                             Accumulation Accumulation  of Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                    2003       $10.000      $12.238      30,085
                                                                    2004       $12.238      $13.313      30,581
                                                                    2005       $13.313      $13.621      32,696
                                                                    2006       $13.621      $15.586      30,707
                                                                    2007       $15.586      $15.984      24,486
                                                                    2008       $15.984       $9.271      20,315
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                    2003       $10.000      $12.403       5,243
                                                                    2004       $12.403      $13.894       6,926
                                                                    2005       $13.894      $15.172       6,809
                                                                    2006       $15.172      $14.657       6,796
                                                                    2007       $14.657      $16.149       6,783
                                                                    2008       $16.149       $9.067       6,959
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                    2005       $10.000      $11.829       3,437
                                                                    2006       $11.829      $15.635       3,209
                                                                    2007       $15.635      $16.144      11,918
                                                                    2008       $16.144       $7.376      15,561
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                    2003       $10.000      $11.441       5,752
                                                                    2004       $11.441      $12.124      11,686
                                                                    2005       $12.124      $13.620      11,685
                                                                    2006       $13.620      $13.237      11,263
                                                                    2007       $13.237      $14.708      11,262
                                                                    2008       $14.708       $8.657      11,026
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                    2003       $10.000      $13.558       5,419
                                                                    2004       $13.558      $15.791       7,226
                                                                    2005       $15.791      $16.471       7,449
                                                                    2006       $16.471      $18.399       7,250
                                                                    2007       $18.399      $18.269       5,854
                                                                    2008       $18.269      $11.481       4,030
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                    2005       $10.000      $10.911       1,315
                                                                    2006       $10.911      $13.180         293
                                                                    2007       $13.180      $15.732         273
                                                                    2008       $15.732       $9.731       1,452
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                    2005       $10.000      $10.691           0
                                                                    2006       $10.691      $12.657           0
                                                                    2007       $12.657      $11.863           0
                                                                    2008       $11.863       $6.844           0


                              132     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
      Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                                  Number
                                                                      Accumulation Accumulation  of Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                             2005       $10.000      $11.844       6,441
                                                             2006       $11.844      $12.910       6,854
                                                             2007       $12.910      $14.810       5,944
                                                             2008       $14.810       $8.301       3,333
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                             2005       $10.000      $11.046         366
                                                             2006       $11.046      $12.194       1,882
                                                             2007       $12.194      $13.340       6,674
                                                             2008       $13.340       $7.580       7,366
-----------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                             2005       $10.000      $10.434       3,328
                                                             2006       $10.434      $11.331       2,044
                                                             2007       $11.331      $11.364       1,883
                                                             2008       $11.364       $8.320         764
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                             2005       $10.000      $12.062         290
                                                             2006       $12.062      $13.262         269
                                                             2007       $13.262      $14.959         251
                                                             2008       $14.959       $8.836       1,649
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                             2006       $10.000      $10.172           0
                                                             2007       $10.172      $10.441       4,439
                                                             2008       $10.441      $10.495       8,295
-----------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                             2005       $10.000      $11.110           0
                                                             2006       $11.110      $11.432           0
                                                             2007       $11.432      $12.782       5,150
                                                             2008       $12.782       $8.087       5,196
-----------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                             2004       $10.000      $10.652       1,781
                                                             2005       $10.652      $10.764       2,337
                                                             2006       $10.764      $11.515       2,364
                                                             2007       $11.515      $11.568       3,061
                                                             2008       $11.568       $8.669       2,025
-----------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                             2004       $10.000      $11.194       1,924
                                                             2005       $11.194      $11.126       2,412
                                                             2006       $11.126      $12.868       2,245
                                                             2007       $12.868      $13.057       1,492
                                                             2008       $13.057       $8.984       1,577
-----------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                             2005       $10.000      $11.335       3,984
                                                             2006       $11.335      $13.644       3,791
                                                             2007       $13.644      $14.925       3,586
                                                             2008       $14.925      $10.444       3,182


                              133     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
      Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                                              Number
                                                                                  Accumulation Accumulation  of Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                         2004       $10.000      $10.907       7,597
                                                                         2005       $10.907      $11.795       8,427
                                                                         2006       $11.795      $13.658       8,625
                                                                         2007       $13.658      $13.822       8,002
                                                                         2008       $13.822       $8.502       7,984
-----------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                         2004       $10.000      $11.472           0
                                                                         2005       $11.472      $12.363       1,345
                                                                         2006       $12.363      $14.686       1,891
                                                                         2007       $14.686      $16.583       1,366
                                                                         2008       $16.583       $9.670       2,607
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                         2005       $10.000      $10.481         693
                                                                         2006       $10.481      $12.573         531
                                                                         2007       $12.573      $12.327         551
                                                                         2008       $12.327       $7.992         538
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund
                                                                         2005       $10.000      $11.331           0
                                                                         2006       $11.331      $12.875           0
                                                                         2007       $12.875      $12.926           0
                                                                         2008       $12.926       $8.001           0
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                         2005       $10.000      $11.298         607
                                                                         2006       $11.298      $12.407       1,238
                                                                         2007       $12.407      $10.106       1,346
                                                                         2008       $10.106       $6.539       2,010
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                         2005       $10.000      $11.226         791
                                                                         2006       $11.226      $12.397       1,419
                                                                         2007       $12.397      $11.839       6,517
                                                                         2008       $11.839       $7.349       6,690
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                         2006       $10.000       $9.458           0
                                                                         2007        $9.458      $11.391         796
                                                                         2008       $11.391       $6.255       1,548
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                         2006       $10.000      $10.666           0
                                                                         2007       $10.666      $11.029           0
                                                                         2008       $11.029       $9.206         502
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                         2006       $10.000      $10.084           0
                                                                         2007       $10.084      $10.905         416
                                                                         2008       $10.905       $9.905       5,427


                              134     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
      Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                          2006       $10.000      $10.265           0
                                                          2007       $10.265      $10.908      11,176
                                                          2008       $10.908      $11.173      14,260
--------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                          2003       $10.000      $11.273           0
                                                          2004       $11.273      $11.931       1,133
                                                          2005       $11.931      $12.137           0
                                                          2006       $12.137      $13.287           0
                                                          2007       $13.287      $13.119           0
                                                          2008       $13.119       $7.606           0
--------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                          2003       $10.000      $12.243      14,285
                                                          2004       $12.243      $13.306      12,788
                                                          2005       $13.306      $13.695      11,515
                                                          2006       $13.695      $15.528      10,443
                                                          2007       $15.528      $14.269       5,977
                                                          2008       $14.269       $8.555       4,752
--------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                          2003       $10.000      $12.611         128
                                                          2004       $12.611      $14.333       2,233
                                                          2005       $14.333      $15.730       1,975
                                                          2006       $15.730      $19.651       1,950
                                                          2007       $19.651      $20.827       1,940
                                                          2008       $20.827      $11.417       1,959
--------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                          2003       $10.000      $12.109           0
                                                          2004       $12.109      $13.342           0
                                                          2005       $13.342      $14.199           0
                                                          2006       $14.199      $15.825           0
                                                          2007       $15.825      $14.676           0
                                                          2008       $14.676       $8.678           0
--------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                          2005       $10.000      $10.881       1,554
                                                          2006       $10.881      $12.348         902
                                                          2007       $12.348      $11.485       5,080
                                                          2008       $11.485       $6.206       6,006
--------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                          2003       $10.000      $11.680       2,470
                                                          2004       $11.680      $11.999       2,601
                                                          2005       $11.999      $12.405       2,052
                                                          2006       $12.405      $12.794       2,064
                                                          2007       $12.794      $13.203         201
                                                          2008       $13.203       $8.131         217


                              135     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
      Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.0




* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity--Series II Sub-Account, FTVIP Franklin High Income Securities--Class 2 Sub-Account, FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Mutual Shares Securities--Class 2 Sub-Account, and FTVIP Templeton Foreign Securities--Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value--Class B Sub-Account, the AllianceBernstein VPS Utility Income--Class B Sub-Account, the AllianceBernstein VPS Value--Class B Sub-Account, the Fidelity VIP Contrafund--Service Class 2 Sub-Account, the Fidelity VIP Growth & Income--Service Class 2 Sub-Account, the Fidelity VIP High Income--Service Class 2 Sub-Account, the Fidelity VIP Mid Cap--Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities--Class 2 Sub-Account, the FTVIP Mutual Discovery Securities--Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value--Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity--Series II Sub-Account, the Fidelity VIP Money Market--Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy--Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond--Advisor Shares Sub-Account, PIMCO VIT Real Return--Advisor Shares Sub-Account, PIMCO VIT Total Return--Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administration expense charge of 0.19%.

(1)Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity--Class Y Sub-Account and Morgan Stanley VIS Limited Duration--Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective May 1, 2005, the AIM V.I. Basic Value--Series II Sub-Account, the AIM V.I. Capital Appreciation--Series II Sub-Account, the AIM V.I. Mid Cap Core Equity--Series II Sub-Account , the AllianceBernstein Growth and Income--Class B Sub-Account, the AllianceBernstein Large Cap Growth--Class B Sub-Account, the FTVIP Franklin High Income Securities--Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage--Class Y Sub-Account , the Morgan Stanley VIS High Yield--Class Y Sub-Account, the Morgan Stanley VIS Income Builder--Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure--Class Y Sub-Account, the Putnam VT Growth and Income--Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4)Effective May 1, 2006, the AIM V.I. Core Equity--Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity--Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity--Series II Sub-Account (the predecessor of the AIM V.I. Core Equity--Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity--Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5)Effective May 1, 2004, the Putnam VT Investors--Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                              136     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
 Increase) Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4




                                                                                                       Number
                                                                           Accumulation Accumulation  of Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                  2003       $10.000      $12.126         975
                                                                  2004       $12.126      $13.286       2,497
                                                                  2005       $13.286      $15.884       2,217
                                                                  2006       $15.884      $16.656       2,744
                                                                  2007       $16.656      $19.367       2,507
                                                                  2008       $19.367       $9.621       2,256
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                  2003       $10.000      $12.152       9,726
                                                                  2004       $12.152      $12.809      13,250
                                                                  2005       $12.809      $13.147       9,282
                                                                  2006       $13.147      $14.194       8,259
                                                                  2007       $14.194      $14.363       8,238
                                                                  2008       $14.363       $8.890       4,299
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                  2003       $10.000      $11.780       8,629
                                                                  2004       $11.780      $12.721       6,633
                                                                  2005       $12.721      $14.611       9,698
                                                                  2006       $14.611      $14.791      11,219
                                                                  2007       $14.791      $17.177      10,970
                                                                  2008       $17.177       $8.742       4,936
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                  2003       $10.000      $12.579       2,328
                                                                  2004       $12.579      $13.782       3,942
                                                                  2005       $13.782      $14.548       3,757
                                                                  2006       $14.548      $18.407       3,535
                                                                  2007       $18.407      $20.679       1,743
                                                                  2008       $20.679      $11.512       1,800
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                  2003       $10.000      $12.492       1,841
                                                                  2004       $12.492      $13.663       1,851
                                                                  2005       $13.663      $14.168       1,841
                                                                  2006       $14.168      $16.334       1,807
                                                                  2007       $16.334      $18.563       1,798
                                                                  2008       $18.563      $10.133       1,782
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                  2003       $10.000      $12.857       5,126
                                                                  2004       $12.857      $14.359      15,771
                                                                  2005       $14.359      $14.851      10,533
                                                                  2006       $14.851      $17.593      11,598
                                                                  2007       $17.593      $18.294      11,832
                                                                  2008       $18.294      $10.498      11,267


                              137     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
 Increase) Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4


                                                                                                     Number
                                                                         Accumulation Accumulation  of Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                2003       $10.000      $11.232       5,462
                                                                2004       $11.232      $11.987       8,598
                                                                2005       $11.987      $11.902       7,542
                                                                2006       $11.902      $12.639       6,543
                                                                2007       $12.639      $12.790       6,326
                                                                2008       $12.790       $9.569       4,724
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                2003       $10.000      $11.563       3,527
                                                                2004       $11.563      $12.471       4,145
                                                                2005       $12.471      $12.964       4,121
                                                                2006       $12.964      $14.392       2,203
                                                                2007       $14.392      $14.419       2,185
                                                                2008       $14.419      $10.331         540
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                2003       $10.000      $10.220      13,208
                                                                2004       $10.220      $10.460      30,413
                                                                2005       $10.460      $10.504      27,233
                                                                2006       $10.504      $10.779      29,123
                                                                2007       $10.779      $11.100      28,661
                                                                2008       $11.100       $9.827      21,062
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                2003       $10.000       $9.930      28,903
                                                                2004        $9.930       $9.786      45,574
                                                                2005        $9.786       $9.677      46,747
                                                                2006        $9.677       $9.807      22,019
                                                                2007        $9.807       $9.819      21,492
                                                                2008        $9.819       $8.109      20,130
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                2003       $10.000       $9.848          34
                                                                2004        $9.848       $9.652       3,303
                                                                2005        $9.652       $9.641       3,661
                                                                2006        $9.641       $9.801      18,115
                                                                2007        $9.801       $9.992       5,039
                                                                2008        $9.992       $9.946      11,716
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                2003       $10.000      $12.007      10,343
                                                                2004       $12.007      $12.900      11,431
                                                                2005       $12.900      $13.124      15,174
                                                                2006       $13.124      $14.730      18,338
                                                                2007       $14.730      $15.064      15,588
                                                                2008       $15.064       $9.205      12,007


                              138     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
 Increase) Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4


                                                                                                           Number
                                                                               Accumulation Accumulation  of Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                      2003       $10.000      $11.928       4,574
                                                                      2004       $11.928      $12.794      11,396
                                                                      2005       $12.794      $13.469      10,665
                                                                      2006       $13.469      $15.056      13,938
                                                                      2007       $15.056      $15.893      14,434
                                                                      2008       $15.893      $11.734      14,324
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                      2003       $10.000      $11.404       4,063
                                                                      2004       $11.404      $13.362       5,082
                                                                      2005       $13.362      $14.885       2,882
                                                                      2006       $14.885      $17.405          87
                                                                      2007       $17.405      $20.349          87
                                                                      2008       $20.349      $13.192          87
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                      2003       $10.000      $11.219         819
                                                                      2004       $11.219      $12.030       1,348
                                                                      2005       $12.030      $13.142       1,248
                                                                      2006       $13.142      $14.186       1,494
                                                                      2007       $14.186      $14.700         694
                                                                      2008       $14.700      $12.174         655
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                      2003       $10.000      $14.781           0
                                                                      2004       $14.781      $17.709           6
                                                                      2005       $17.709      $23.078       1,380
                                                                      2006       $23.078      $30.838       2,220
                                                                      2007       $30.838      $42.188       3,775
                                                                      2008       $42.188      $17.775       2,348
--------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                      2003       $10.000      $11.611       6,422
                                                                      2004       $11.611      $12.151       6,273
                                                                      2005       $12.151      $13.670       5,131
                                                                      2006       $13.670      $13.824       5,492
                                                                      2007       $13.824      $16.381       5,417
                                                                      2008       $16.381       $8.082       3,843
--------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                      2003       $10.000      $11.519       4,613
                                                                      2004       $11.519      $12.514       6,479
                                                                      2005       $12.514      $13.090       4,656
                                                                      2006       $13.090      $14.356       3,982
                                                                      2007       $14.356      $14.452       3,982
                                                                      2008       $14.452      $10.884       3,982


                              139     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
 Increase) Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4


                                                                                                   Number
                                                                       Accumulation Accumulation  of Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                              2003       $10.000      $12.143       3,320
                                                              2004       $12.143      $13.339       6,166
                                                              2005       $13.339      $14.550       7,995
                                                              2006       $14.550      $17.223       8,811
                                                              2007       $17.223      $18.416      11,096
                                                              2008       $18.416      $12.747       8,184
------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                              2006       $10.000      $10.665           0
                                                              2007       $10.665      $11.869       1,317
                                                              2008       $11.869       $5.951       1,300
------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                              2003       $10.000      $13.000      10,978
                                                              2004       $13.000      $15.384      11,035
                                                              2005       $15.384      $17.579      10,793
                                                              2006       $17.579      $18.689      10,759
                                                              2007       $18.689      $22.319      11,169
                                                              2008       $22.319      $11.562      10,551
------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                              2003       $10.000      $13.501       1,773
                                                              2004       $13.501      $15.644       3,184
                                                              2005       $15.644      $17.203       2,113
                                                              2006       $17.203      $18.742       4,660
                                                              2007       $18.742      $18.795       7,471
                                                              2008       $18.795      $10.904       1,684
------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                              2003       $10.000      $13.290       9,060
                                                              2004       $13.290      $14.827      15,617
                                                              2005       $14.827      $16.199      13,461
                                                              2006       $16.199      $19.035      12,152
                                                              2007       $19.035      $19.975      11,997
                                                              2008       $19.975      $11.397       9,148
------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                              2003       $10.000      $12.672       9,699
                                                              2004       $12.672      $16.797       9,204
                                                              2005       $16.797      $19.105       8,525
                                                              2006       $19.105      $25.622       7,469
                                                              2007       $25.622      $20.644       9,257
                                                              2008       $20.644      $12.456       6,778
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                              2003       $10.000      $12.750       4,072
                                                              2004       $12.750      $14.270       4,072
                                                              2005       $14.270      $15.446       4,218
                                                              2006       $15.446      $15.788       4,206
                                                              2007       $15.788      $18.083       4,220
                                                              2008       $18.083       $9.364       4,072


                              140     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
 Increase) Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4


                                                                                                Number
                                                                    Accumulation Accumulation  of Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                           2003       $10.000      $12.415      54,058
                                                           2004       $12.415      $14.201      67,986
                                                           2005       $14.201      $14.403      63,782
                                                           2006       $14.403      $16.282      44,758
                                                           2007       $16.282      $15.489      44,340
                                                           2008       $15.489       $9.686      37,134
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                           2003       $10.000      $11.749       9,005
                                                           2004       $11.749      $12.220      12,541
                                                           2005       $12.220      $12.814      12,307
                                                           2006       $12.814      $12.811      10,564
                                                           2007       $12.811      $14.554       5,242
                                                           2008       $14.554       $7.213       1,120
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                           2003       $10.000      $12.314      10,194
                                                           2004       $12.314      $13.689      22,591
                                                           2005       $13.689      $14.631      25,043
                                                           2006       $14.631      $16.530      23,686
                                                           2007       $16.530      $16.506      18,625
                                                           2008       $16.506      $10.899      17,211
---------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                           2003       $10.000      $12.808       7,325
                                                           2004       $12.808      $13.829       7,540
                                                           2005       $13.829      $14.203       7,400
                                                           2006       $14.203      $15.627       6,351
                                                           2007       $15.627      $15.427       4,004
                                                           2008       $15.427       $7.227       2,286
---------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                           2003       $10.000      $12.160       7,325
                                                           2004       $12.160      $12.595       3,493
                                                           2005       $12.595      $13.322       3,628
                                                           2006       $13.322      $13.764       3,264
                                                           2007       $13.764      $14.979       3,130
                                                           2008       $14.979       $8.371       2,970
---------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (4)
                                                           2004       $10.000      $10.730           0
                                                           2005       $10.730      $11.213           0
                                                           2006       $11.213      $12.123           0
                                                           2007       $12.123      $12.904           0
                                                           2008       $12.904       $8.964           0
---------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (2)
                                                           2006       $10.000      $10.709         943
                                                           2007       $10.709      $11.252         852
                                                           2008       $11.252       $7.637         232


                              141     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
 Increase) Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4


                                                                                                         Number
                                                                             Accumulation Accumulation  of Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                    2003       $10.000      $12.204       7,429
                                                                    2004       $12.204      $13.222      13,342
                                                                    2005       $13.222      $13.473      17,762
                                                                    2006       $13.473      $15.354      14,584
                                                                    2007       $15.354      $15.681      14,359
                                                                    2008       $15.681       $9.058       9,079
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                    2003       $10.000      $12.369       5,816
                                                                    2004       $12.369      $13.800      16,835
                                                                    2005       $13.800      $15.008      10,239
                                                                    2006       $15.008      $14.439      13,771
                                                                    2007       $14.439      $15.843       9,151
                                                                    2008       $15.843       $8.858       7,354
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                    2005       $10.000      $11.797       9,446
                                                                    2006       $11.797      $15.528      15,798
                                                                    2007       $15.528      $15.968      19,309
                                                                    2008       $15.968       $7.266       9,170
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                    2003       $10.000      $11.410       3,318
                                                                    2004       $11.410      $12.042       4,534
                                                                    2005       $12.042      $13.472       6,063
                                                                    2006       $13.472      $13.040       6,062
                                                                    2007       $13.040      $14.429       5,877
                                                                    2008       $14.429       $8.458       5,876
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                    2003       $10.000      $13.521       6,234
                                                                    2004       $13.521      $15.684      11,695
                                                                    2005       $15.684      $16.292      12,398
                                                                    2006       $16.292      $18.125      20,551
                                                                    2007       $18.125      $17.923      19,903
                                                                    2008       $17.923      $11.217      11,021
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                    2005       $10.000      $10.881           0
                                                                    2006       $10.881      $13.091       4,381
                                                                    2007       $13.091      $15.560       5,000
                                                                    2008       $15.560       $9.586       4,780
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                    2005       $10.000      $10.662       1,874
                                                                    2006       $10.662      $12.571      20,333
                                                                    2007       $12.571      $11.733       3,520
                                                                    2008       $11.733       $6.741       2,806


                              142     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
 Increase) Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4


                                                                                                  Number
                                                                      Accumulation Accumulation  of Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                             2005       $10.000      $11.812       6,639
                                                             2006       $11.812      $12.822      18,110
                                                             2007       $12.822      $14.649      15,101
                                                             2008       $14.649       $8.177       7,743
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                             2005       $10.000      $11.016       2,529
                                                             2006       $11.016      $12.111       2,146
                                                             2007       $12.111      $13.194       2,099
                                                             2008       $13.194       $7.467       1,848
-----------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                             2005       $10.000      $10.405         249
                                                             2006       $10.405      $11.254           0
                                                             2007       $11.254      $11.240           0
                                                             2008       $11.240       $8.196           0
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                             2005       $10.000      $12.029           0
                                                             2006       $12.029      $13.172       5,260
                                                             2007       $13.172      $14.796       7,956
                                                             2008       $14.796       $8.704       2,971
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                             2006       $10.000      $10.144           0
                                                             2007       $10.144      $10.370       5,931
                                                             2008       $10.370      $10.381       5,928
-----------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                             2005       $10.000      $11.079           0
                                                             2006       $11.079      $11.354       3,810
                                                             2007       $11.354      $12.643       3,613
                                                             2008       $12.643       $7.966       3,613
-----------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                             2004       $10.000      $10.623           0
                                                             2005       $10.623      $10.691           0
                                                             2006       $10.691      $11.390           0
                                                             2007       $11.390      $11.395           0
                                                             2008       $11.395       $8.505           0
-----------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                             2004       $10.000      $11.164           0
                                                             2005       $11.164      $11.050      20,756
                                                             2006       $11.050      $12.728      13,478
                                                             2007       $12.728      $12.862      10,456
                                                             2008       $12.862       $8.813       4,438
-----------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                             2005       $10.000      $11.304           0
                                                             2006       $11.304      $13.551           0
                                                             2007       $13.551      $14.762           0
                                                             2008       $14.762      $10.288           0


                              143     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
 Increase) Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4


                                                                                                              Number
                                                                                  Accumulation Accumulation  of Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                         2004       $10.000      $10.877       1,636
                                                                         2005       $10.877      $11.715       7,047
                                                                         2006       $11.715      $13.510       6,203
                                                                         2007       $13.510      $13.616      17,832
                                                                         2008       $13.616       $8.341       9,681
-----------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                         2004       $10.000      $11.441         410
                                                                         2005       $11.441      $12.279       2,533
                                                                         2006       $12.279      $14.527       2,484
                                                                         2007       $14.527      $16.336       2,216
                                                                         2008       $16.336       $9.487       2,125
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                         2005       $10.000      $11.267       5,369
                                                                         2006       $11.267      $12.323         215
                                                                         2007       $12.323       $9.995         391
                                                                         2008        $9.995       $6.441         160
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                         2005       $10.000      $11.195       6,796
                                                                         2006       $11.195      $12.312         227
                                                                         2007       $12.312      $11.710         242
                                                                         2008       $11.710       $7.239         162
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                         2005       $10.000      $10.453       2,234
                                                                         2006       $10.453      $12.487       2,533
                                                                         2007       $12.487      $12.193       2,505
                                                                         2008       $12.193       $7.873       2,277
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                         2005       $10.000      $11.300       1,182
                                                                         2006       $11.300      $12.788       1,177
                                                                         2007       $12.788      $12.785       1,172
                                                                         2008       $12.785       $7.881       1,166
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                         2006       $10.000       $9.432           0
                                                                         2007        $9.432      $11.313           0
                                                                         2008       $11.313       $6.187           0
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                         2006       $10.000      $10.637           0
                                                                         2007       $10.637      $10.954           0
                                                                         2008       $10.954       $9.105           0
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                         2006       $10.000      $10.056           0
                                                                         2007       $10.056      $10.830           0
                                                                         2008       $10.830       $9.797           0


                              144     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
 Increase) Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4


                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                          2006       $10.000      $10.237           0
                                                          2007       $10.237      $10.834           0
                                                          2008       $10.834      $11.051           0
--------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                          2003       $10.000      $11.242       2,556
                                                          2004       $11.242      $11.850       2,552
                                                          2005       $11.850      $12.005       2,548
                                                          2006       $12.005      $13.089       2,544
                                                          2007       $13.089      $12.870       2,539
                                                          2008       $12.870       $7.431         737
--------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                          2003       $10.000      $12.210           0
                                                          2004       $12.210      $13.215           0
                                                          2005       $13.215      $13.547           0
                                                          2006       $13.547      $15.297           0
                                                          2007       $15.297      $13.999           0
                                                          2008       $13.999       $8.359           0
--------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                          2003       $10.000      $12.577       6,690
                                                          2004       $12.577      $14.235      10,996
                                                          2005       $14.235      $15.559      10,092
                                                          2006       $15.559      $19.359      10,327
                                                          2007       $19.359      $20.432       9,971
                                                          2008       $20.432      $11.155       8,305
--------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                          2003       $10.000      $12.076           0
                                                          2004       $12.076      $13.251           0
                                                          2005       $13.251      $14.045           0
                                                          2006       $14.045      $15.589           0
                                                          2007       $15.589      $14.399           0
                                                          2008       $14.399       $8.478           0
--------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                          2005       $10.000      $10.851         528
                                                          2006       $10.851      $12.264         130
                                                          2007       $12.264      $11.360         142
                                                          2008       $11.360       $6.113         110
--------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                          2003       $10.000      $11.648       1,000
                                                          2004       $11.648      $11.917       1,219
                                                          2005       $11.917      $12.271       1,737
                                                          2006       $12.271      $12.603       1,733
                                                          2007       $12.603      $12.953       1,776
                                                          2008       $12.953       $7.945           0


                              145     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
 Increase) Option and the Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 2.4



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity--Series II Sub-Account, FTVIP Franklin High Income Securities--Class 2 Sub-Account, FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Mutual Shares Securities--Class 2 Sub-Account, and FTVIP Templeton Foreign Securities--Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value--Class B Sub-Account, the AllianceBernstein VPS Utility Income--Class B Sub-Account, the AllianceBernstein VPS Value--Class B Sub-Account, the Fidelity VIP Contrafund--Service Class 2 Sub-Account, the Fidelity VIP Growth & Income--Service Class 2 Sub-Account, the Fidelity VIP High Income--Service Class 2 Sub-Account, the Fidelity VIP Mid Cap--Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities--Class 2 Sub-Account, the FTVIP Mutual Discovery Securities--Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value--Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity--Series II Sub-Account, the Fidelity VIP Money Market--Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy--Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond--Advisor Shares Sub-Account, PIMCO VIT Real Return--Advisor Shares Sub-Account, PIMCO VIT Total Return--Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administration expense charge of 0.19%.

(1)Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio--Class Y and Morgan Stanley VIS Limited Duration Portfolio--Class Y are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective May 1, 2005, the AIM V.I. Basic Value--Series II Sub-Account, the AIM V.I. Capital Appreciation--Series II Sub-Account, the AIM V.I. Mid Cap Core Equity--Series II Sub-Account, the AllianceBernstein VPS Growth and Income--Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth--Class B Sub-Account, the FTVIP Franklin High Income Securities--Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage--Class Y Sub-Account, the Morgan Stanley VIS High Yield--Class Y Sub-Account, the Morgan Stanley VIS Income Builder--Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure--Class Y Sub-Account, the Putnam VT Growth and Income--Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4)Effective May 1, 2006, AIM V.I. Core Equity--Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity--Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity--Series II Sub-Account (the predecessor of the AIM V.I. Core Equity--Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity--Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5)Effective May 1, 2004, the Putnam VT Investors--Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                              146     PROSPECTUS

PA195-4

[LOGO]

                        THE ALLSTATE VARIABLE ANNUITIES
       (Allstate Variable Annuity, Allstate Variable Annuity - L Share)


             Statement of Additional Information dated May 1, 2009


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
P. O. Box 758565
Topeka, KS 66675-8565
1-800-457-7617

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

   .   Allstate Variable Annuity

   .   Allstate Variable Annuity - L Share

The Contracts are no longer offered for new sales.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2009 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments..................   2
The Contracts.........................................................   2
   Purchase of Contracts..............................................   2
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers).......   3
Calculation of Accumulation Unit Values...............................   3
   Net Investment Factor..............................................   3
Calculation of Variable Income Payments...............................   4
Calculation of Annuity Unit Values....................................   5
General Matters.......................................................   5
   Incontestability...................................................   5
   Settlements........................................................   5
   Safekeeping of the Variable Account's Assets.......................   5
       Premium Taxes..................................................   6
       Tax Reserves...................................................   6
Experts...............................................................   6
Financial Statements..................................................   6
Appendix A - Accumulation Unit Values................................. A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley & Co. Incorporated is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous.

For the Variable Account, we paid underwriting commissions to Morgan Stanley & Co. Incorporated of, $32,225,579, $15,977,935, and $9,100,883 for the years
2006, 2007 and 2008 respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


EXPERTS

The financial statements included in this Statement of Additional Information and the related financial statement schedules have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I, as of December 31, 2008 and for each of the periods in the two years then ended.

The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                           ACCUMULATION UNIT VALUES

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.3

The name of the following Sub-Account changed since December 31, 2008. The name shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2007:

       Sub-Account Name as of
          December 31, 2008
   (as appears in the following
tables of Accumulation Unit Values)       Sub-Account Name as of May 1, 2009
-----------------------------------   ------------------------------------------
FTVIP Mutual Discovery Securities     FTVIP Mutual Global Discovery Securities
Fund - Class 2                        Fund - Class 2

On April 24, 2009, the Morgan Stanley VIS Global Advantage Portfolio -- Class Y liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available as of December 31, 2008.



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.217        22,141
                                                                          2004       $12.217      $13.537        51,665
                                                                          2005       $13.537      $16.366        53,631
                                                                          2006       $16.366      $17.355        25,599
                                                                          2007       $17.355      $20.409        54,059
                                                                          2008       $20.409      $10.253        50,021
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.243       171,048
                                                                          2004       $12.243      $13.051       429,053
                                                                          2005       $13.051      $13.546       463,738
                                                                          2006       $13.546      $14.790        37,482
                                                                          2007       $14.790      $15.136       400,777
                                                                          2008       $15.136       $9.474       382,654
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.868       120,279
                                                                          2004       $11.868      $12.962       349,376
                                                                          2005       $12.962      $15.054       412,685
                                                                          2006       $15.054      $15.411        44,769
                                                                          2007       $15.411      $18.101       352,315
                                                                          2008       $18.101       $9.317       353,962
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.673       147,861
                                                                          2004       $12.673      $14.042       215,235
                                                                          2005       $14.042      $14.990       202,330
                                                                          2006       $14.990      $19.179        12,700
                                                                          2007       $19.179      $21.791       190,381
                                                                          2008       $21.791      $12.269       167,982

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.3



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.586        22,541
                                                                          2004       $12.586      $13.921        27,943
                                                                          2005       $13.921      $14.598        25,585
                                                                          2006       $14.598      $17.020         1,494
                                                                          2007       $17.020      $19.562        20,106
                                                                          2008       $19.562      $10.799        14,024
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.953        94,740
                                                                          2004       $12.953      $14.630       173,721
                                                                          2005       $14.630      $15.302       227,567
                                                                          2006       $15.302      $18.331        36,020
                                                                          2007       $18.331      $19.278       179,375
                                                                          2008       $19.278      $11.188       152,911
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.316        73,737
                                                                          2004       $11.316      $12.214       144,617
                                                                          2005       $12.214      $12.264       150,858
                                                                          2006       $12.264      $13.170        23,485
                                                                          2007       $13.170      $13.478       124,315
                                                                          2008       $13.478      $10.198       108,636
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.650        56,916
                                                                          2004       $11.650      $12.707        76,936
                                                                          2005       $12.707      $13.358        77,747
                                                                          2006       $13.358      $14.996        13,261
                                                                          2007       $14.996      $15.194        66,395
                                                                          2008       $15.194      $11.010        60,437
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.297       165,706
                                                                          2004       $10.297      $10.658       605,071
                                                                          2005       $10.658      $10.823     1,101,701
                                                                          2006       $10.823      $11.231        86,533
                                                                          2007       $11.231      $11.697     1,283,976
                                                                          2008       $11.697      $10.473     1,022,830
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000      $10.005       272,849
                                                                          2004       $10.005       $9.971       434,733
                                                                          2005        $9.971       $9.971       511,246
                                                                          2006        $9.971      $10.218        79,784
                                                                          2007       $10.218      $10.347       478,516
                                                                          2008       $10.347       $8.642       432,626

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.3



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.923       112,701
                                                                          2004        $9.923       $9.835       599,498
                                                                          2005        $9.835       $9.934       854,421
                                                                          2006        $9.934      $10.213        96,978
                                                                          2007       $10.213      $10.529       811,058
                                                                          2008       $10.529      $10.600       734,057
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.097       165,162
                                                                          2004       $12.097      $13.143       297,171
                                                                          2005       $13.143      $13.522       433,567
                                                                          2006       $13.522      $15.348        35,102
                                                                          2007       $15.348      $15.875       407,416
                                                                          2008       $15.875       $9.810       373,346
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $12.018        67,023
                                                                          2004       $12.018      $13.036       124,951
                                                                          2005       $13.036      $13.878       133,165
                                                                          2006       $13.878      $15.688        18,408
                                                                          2007       $15.688      $16.747       162,376
                                                                          2008       $16.747      $12.505       174,371
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.489        15,527
                                                                          2004       $11.489      $13.614        31,681
                                                                          2005       $13.614      $15.337        41,903
                                                                          2006       $15.337      $18.135        13,805
                                                                          2007       $18.135      $21.443        29,898
                                                                          2008       $21.443      $14.058        30,057
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.304        22,039
                                                                          2004       $11.304      $12.258        65,389
                                                                          2005       $12.258      $13.541        84,729
                                                                          2006       $13.541      $14.781        13,492
                                                                          2007       $14.781      $15.491        65,439
                                                                          2008       $15.491      $12.974        55,644
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.892        24,892
                                                                          2004       $14.892      $18.044        41,795
                                                                          2005       $18.044      $23.778        75,973
                                                                          2006       $23.778      $32.131        15,590
                                                                          2007       $32.131      $44.456        96,914
                                                                          2008       $44.456      $18.943        85,891

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.3



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.606        57,413
                                                                          2004       $11.606      $12.750       170,759
                                                                          2005       $12.750      $13.488       310,899
                                                                          2006       $13.488      $14.958        35,927
                                                                          2007       $14.958      $15.229       293,551
                                                                          2008       $15.229      $11.600       259,710
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.699        92,097
                                                                          2004       $11.699      $12.381       122,497
                                                                          2005       $12.381      $14.085       135,678
                                                                          2006       $14.085      $14.404        10,706
                                                                          2007       $14.404      $17.262       132,502
                                                                          2008       $17.262       $8.613        87,538
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.234       121,446
                                                                          2004       $12.234      $13.591       331,415
                                                                          2005       $13.591      $14.992       532,149
                                                                          2006       $14.992      $17.946        61,041
                                                                          2007       $17.946      $19.406       503,053
                                                                          2008       $19.406      $13.584       425,939
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.746             0
                                                                          2007       $10.746      $12.095        32,890
                                                                          2008       $12.095       $6.133        48,892
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.098        55,733
                                                                          2004       $13.098      $15.674       100,055
                                                                          2005       $15.674      $18.112       154,711
                                                                          2006       $18.112      $19.473        25,323
                                                                          2007       $19.473      $23.519       161,888
                                                                          2008       $23.519      $12.322       155,031

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.3



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.603       120,354
                                                                          2004       $13.603      $15.939       159,359
                                                                          2005       $15.939      $17.725       131,660
                                                                          2006       $17.725      $19.529        26,658
                                                                          2007       $19.529      $19.806       100,572
                                                                          2008       $19.806      $11.621        88,194
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.390       160,033
                                                                          2004       $13.390      $15.107       286,553
                                                                          2005       $15.107      $16.690       380,589
                                                                          2006       $16.690      $19.833        66,344
                                                                          2007       $19.833      $21.049       366,677
                                                                          2008       $21.049      $12.146       343,148
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.768        87,838
                                                                          2004       $12.768      $17.115       183,003
                                                                          2005       $17.115      $19.685       218,397
                                                                          2006       $19.685      $26.697        28,537
                                                                          2007       $26.697      $21.755       217,440
                                                                          2008       $21.755      $13.275       200,896
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.846        21,860
                                                                          2004       $12.846      $14.540        50,024
                                                                          2005       $14.540      $15.915        54,917
                                                                          2006       $15.915      $16.450        11,076
                                                                          2007       $16.450      $19.056        47,528
                                                                          2008       $19.056       $9.980        41,039
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.508       440,732
                                                                          2004       $12.508      $14.470       894,020
                                                                          2005       $14.470      $14.840     1,300,090
                                                                          2006       $14.840      $16.966       212,615
                                                                          2007       $16.966      $16.322     1,247,455
                                                                          2008       $16.322      $10.322     1,084,514
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.406       313,215
                                                                          2004       $12.406      $13.947       522,770
                                                                          2005       $13.947      $15.075       671,300
                                                                          2006       $15.075      $17.224       705,006
                                                                          2007       $17.224      $17.394       680,160
                                                                          2008       $17.394      $11.615       593,927

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.3



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.837       172,113
                                                                          2004       $11.837      $12.451       255,075
                                                                          2005       $12.451      $13.203       277,341
                                                                          2006       $13.203      $13.348        23,187
                                                                          2007       $13.348      $15.337       283,047
                                                                          2008       $15.337       $7.688       270,637
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.905       136,351
                                                                          2004       $12.905      $14.090       286,171
                                                                          2005       $14.090      $14.634       295,908
                                                                          2006       $14.634      $16.282        25,882
                                                                          2007       $16.282      $16.257       275,658
                                                                          2008       $16.257       $7.702       273,811
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.251       113,094
                                                                          2004       $12.251      $12.833       188,661
                                                                          2005       $12.833      $13.727       184,087
                                                                          2006       $13.727      $14.342        12,501
                                                                          2007       $14.342      $15.784       179,289
                                                                          2008       $15.784       $8.921       156,097
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.790        40,119
                                                                          2007       $10.790      $11.465        37,901
                                                                          2008       $11.465       $7.870        35,444
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.811        46,204
                                                                          2005       $10.811      $11.425        93,020
                                                                          2006       $11.425      $12.491        10,973
                                                                          2007       $12.491      $13.446        63,268
                                                                          2008       $13.446       $9.447        62,746
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.462       120,002
                                                                          2004       $12.462      $14.061       270,925
                                                                          2005       $14.061      $15.463       366,576
                                                                          2006       $15.463      $15.045        40,117
                                                                          2007       $15.045      $16.696       368,868
                                                                          2008       $16.696       $9.441       324,670

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.3



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.296       241,515
                                                                          2004       $12.296      $13.472       483,446
                                                                          2005       $13.472      $13.882       529,907
                                                                          2006       $13.882      $15.999        31,734
                                                                          2007       $15.999      $16.525       482,541
                                                                          2008       $16.525       $9.654       453,407
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.886       185,819
                                                                          2006       $11.886      $15.822         5,917
                                                                          2007       $15.822      $16.455       381,158
                                                                          2008       $16.455       $7.572       370,703
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.496       102,120
                                                                          2004       $11.496      $12.269       185,690
                                                                          2005       $12.269      $13.881       192,708
                                                                          2006       $13.881      $13.587         1,381
                                                                          2007       $13.587      $15.206       174,419
                                                                          2008       $15.206       $9.014       171,058
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.623       162,324
                                                                          2004       $13.623      $15.980       280,212
                                                                          2005       $15.980      $16.787       385,400
                                                                          2006       $16.787      $18.886        48,498
                                                                          2007       $18.886      $18.887       405,072
                                                                          2008       $18.887      $11.954       377,192
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.963        36,846
                                                                          2006       $10.963      $13.338         1,407
                                                                          2007       $13.338      $16.034        92,399
                                                                          2008       $16.034       $9.990        87,535
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.742         8,131
                                                                          2006       $10.742      $12.808           106
                                                                          2007       $12.808      $12.091        19,050
                                                                          2008       $12.091       $7.025        20,073
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.901       289,883
                                                                          2006       $11.901      $13.064        32,364
                                                                          2007       $13.064      $15.095       616,037
                                                                          2008       $15.095       $8.522       606,995

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.3



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.099        80,367
                                                                          2006       $11.099      $12.340           901
                                                                          2007       $12.340      $13.596       130,488
                                                                          2008       $13.596       $7.782       136,035
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.484        57,840
                                                                          2006       $10.484      $11.467         8,554
                                                                          2007       $11.467      $11.582       125,074
                                                                          2008       $11.582       $8.541       104,911
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.120        53,447
                                                                          2006       $12.120      $13.420         8,437
                                                                          2007       $13.420      $15.247       145,029
                                                                          2008       $15.247       $9.071       117,210
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.221             0
                                                                          2007       $10.221      $10.567       241,766
                                                                          2008       $10.567      $10.697       394,402
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.163        15,590
                                                                          2006       $11.163      $11.569         4,453
                                                                          2007       $11.569      $13.028        47,261
                                                                          2008       $13.028       $8.302        47,503
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.703        83,658
                                                                          2005       $10.703      $10.893       127,337
                                                                          2006       $10.893      $11.736        14,993
                                                                          2007       $11.736      $11.874       115,297
                                                                          2008       $11.874       $8.963       113,911
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.248        71,188
                                                                          2005       $11.248      $11.259       449,896
                                                                          2006       $11.259      $13.114        49,939
                                                                          2007       $13.114      $13.403       670,626
                                                                          2008       $13.403       $9.288       613,523

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.3



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.389        26,194
                                                                          2006       $11.389      $13.807             0
                                                                          2007       $13.807      $15.212        58,649
                                                                          2008       $15.212      $10.721        77,268
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.959        35,036
                                                                          2005       $10.959      $11.936       197,734
                                                                          2006       $11.936      $13.920        20,410
                                                                          2007       $13.920      $14.188       315,009
                                                                          2008       $14.188       $8.790       314,466
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.527        89,530
                                                                          2005       $11.527      $12.511       389,161
                                                                          2006       $12.511      $14.968        37,902
                                                                          2007       $14.968      $17.023       490,131
                                                                          2008       $17.023       $9.998       450,901
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.532        61,540
                                                                          2006       $10.532      $12.723         1,271
                                                                          2007       $12.723      $12.565        98,901
                                                                          2008       $12.565       $8.204        86,391
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.386       101,349
                                                                          2006       $11.386      $13.029        14,285
                                                                          2007       $13.029      $13.175        89,272
                                                                          2008       $13.175       $8.213        78,455
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.352       113,008
                                                                          2006       $11.352      $12.555        10,949
                                                                          2007       $12.555      $10.300       199,227
                                                                          2008       $10.300       $6.713       154,083
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.280        78,729
                                                                          2006       $11.280      $12.545           161
                                                                          2007       $12.545      $12.067       142,905
                                                                          2008       $12.067       $7.544       135,257
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.504           918
                                                                          2007        $9.504      $11.528        18,204
                                                                          2008       $11.528       $6.376        38,214

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.3



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.717             0
                                                                          2007       $10.717      $11.162        15,610
                                                                          2008       $11.162       $9.383        15,555
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.132           734
                                                                          2007       $10.132      $11.036        50,167
                                                                          2008       $11.036      $10.096        81,429
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.314         4,935
                                                                          2007       $10.314      $11.040       151,523
                                                                          2008       $11.040      $11.388       244,312
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.301        23,748
                                                                          2004       $12.301      $13.465        46,780
                                                                          2005       $13.465      $13.958        45,972
                                                                          2006       $13.958      $15.939        10,621
                                                                          2007       $15.939      $14.752        30,175
                                                                          2008       $14.752       $8.908        24,003
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.671        64,708
                                                                          2004       $12.671      $14.504       134,453
                                                                          2005       $14.504      $16.031       187,971
                                                                          2006       $16.031      $20.171        28,446
                                                                          2007       $20.171      $21.531       183,199
                                                                          2008       $21.531      $11.888       156,898
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.167         1,131
                                                                          2004       $12.167      $13.501         1,277
                                                                          2005       $13.501      $14.472         1,175
                                                                          2006       $14.472      $16.243             0
                                                                          2007       $16.243      $15.173           368
                                                                          2008       $15.173       $9.036           307
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.326        41,079
                                                                          2004       $11.326      $12.074        94,160
                                                                          2005       $12.074      $12.370        91,182
                                                                          2006       $12.370      $13.639         4,010
                                                                          2007       $13.639      $13.563        37,076
                                                                          2008       $13.563       $7.920        23,956

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.3



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.933        80,912
                                                                          2006       $10.933      $12.496         1,885
                                                                          2007       $12.496      $11.707       139,578
                                                                          2008       $11.707       $6.370       142,014
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.736        42,353
                                                                          2004       $11.736      $12.143       105,525
                                                                          2005       $12.143      $12.643       124,071
                                                                          2006       $12.643      $13.132        11,581
                                                                          2007       $13.132      $13.650       132,666
                                                                          2008       $13.650       $8.467       120,725




* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity - Series II Sub Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.30% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub- Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.3

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.35



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.213           0
                                                                          2004       $12.213      $13.525           0
                                                                          2005       $13.525      $16.344           0
                                                                          2006       $16.344      $17.323           0
                                                                          2007       $17.323      $20.361           0
                                                                          2008       $20.361      $10.224           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.239         798
                                                                          2004       $12.239      $13.040       7,599
                                                                          2005       $13.040      $13.527      10,263
                                                                          2006       $13.527      $14.762       9,302
                                                                          2007       $14.762      $15.100       9,135
                                                                          2008       $15.100       $9.447       8,758
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.864       2,643
                                                                          2004       $11.864      $12.951       8,730
                                                                          2005       $12.951      $15.034      10,326
                                                                          2006       $15.034      $15.383      13,148
                                                                          2007       $15.383      $18.058      12,272
                                                                          2008       $18.058       $9.290      12,187
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.669       2,093
                                                                          2004       $12.669      $14.031       2,355
                                                                          2005       $14.031      $14.970       3,012
                                                                          2006       $14.970      $19.144         321
                                                                          2007       $19.144      $21.740         321
                                                                          2008       $21.740      $12.234         321

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.35



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.581           0
                                                                          2004       $12.581      $13.910         204
                                                                          2005       $13.910      $14.578         295
                                                                          2006       $14.578      $16.988         280
                                                                          2007       $16.988      $19.516         254
                                                                          2008       $19.516      $10.768         314
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.949         488
                                                                          2004       $12.949      $14.618       1,451
                                                                          2005       $14.618      $15.281       3,343
                                                                          2006       $15.281      $18.297       3,336
                                                                          2007       $18.297      $19.233       3,202
                                                                          2008       $19.233      $11.156       3,143
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.312           0
                                                                          2004       $11.312      $12.203       1,911
                                                                          2005       $12.203      $12.247       3,086
                                                                          2006       $12.247      $13.145       3,212
                                                                          2007       $13.145      $13.447       3,133
                                                                          2008       $13.447      $10.168       2,842
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.646           0
                                                                          2004       $11.646      $12.696           0
                                                                          2005       $12.696      $13.339         158
                                                                          2006       $13.339      $14.968         157
                                                                          2007       $14.968      $15.158         156
                                                                          2008       $15.158      $10.978         156
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.293       2,441
                                                                          2004       $10.293      $10.649      13,301
                                                                          2005       $10.649      $10.808      40,696
                                                                          2006       $10.808      $11.210      51,209
                                                                          2007       $11.210      $11.669      49,888
                                                                          2008       $11.669      $10.443      41,253
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000      $10.001         178
                                                                          2004       $10.001       $9.962       2,468
                                                                          2005        $9.962       $9.958       7,100
                                                                          2006        $9.958      $10.199       6,279
                                                                          2007       $10.199      $10.323       7,430
                                                                          2008       $10.323       $8.617       6,960

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.35



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.919      11,077
                                                                          2004        $9.919       $9.827      17,212
                                                                          2005        $9.827       $9.921      25,543
                                                                          2006        $9.921      $10.194      31,284
                                                                          2007       $10.194      $10.504      30,361
                                                                          2008       $10.504      $10.570      47,661
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.093       1,870
                                                                          2004       $12.093      $13.132       4,817
                                                                          2005       $13.132      $13.504      16,955
                                                                          2006       $13.504      $15.320      21,596
                                                                          2007       $15.320      $15.837      21,112
                                                                          2008       $15.837       $9.782      19,675
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $12.014       1,044
                                                                          2004       $12.014      $13.025       1,038
                                                                          2005       $13.025      $13.859       2,512
                                                                          2006       $13.859      $15.659       1,958
                                                                          2007       $15.659      $16.708       2,581
                                                                          2008       $16.708      $12.469         608
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.486         459
                                                                          2004       $11.486      $13.603           0
                                                                          2005       $13.603      $15.316       1,388
                                                                          2006       $15.316      $18.101       1,305
                                                                          2007       $18.101      $21.392       1,232
                                                                          2008       $21.392      $14.018       1,140
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.300         326
                                                                          2004       $11.300      $12.247         325
                                                                          2005       $12.247      $13.523       2,379
                                                                          2006       $13.523      $14.754       2,440
                                                                          2007       $14.754      $15.454       2,318
                                                                          2008       $15.454      $12.937       1,622
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.887         460
                                                                          2004       $14.887      $18.029         459
                                                                          2005       $18.029      $23.746       1,794
                                                                          2006       $23.746      $32.072       2,031
                                                                          2007       $32.072      $44.351       1,892
                                                                          2008       $44.351      $18.889       1,381

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.35



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.602           0
                                                                          2004       $11.602      $12.739         280
                                                                          2005       $12.739      $13.469       5,958
                                                                          2006       $13.469      $14.930       6,288
                                                                          2007       $14.930      $15.193       5,005
                                                                          2008       $15.193      $11.566       5,610
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.695           0
                                                                          2004       $11.695      $12.370           0
                                                                          2005       $12.370      $14.066           0
                                                                          2006       $14.066      $14.378           0
                                                                          2007       $14.378      $17.222       1,565
                                                                          2008       $17.222       $8.589       1,565
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.230         134
                                                                          2004       $12.230      $13.579       2,268
                                                                          2005       $13.579      $14.972      11,038
                                                                          2006       $14.972      $17.913      16,604
                                                                          2007       $17.913      $19.360      15,286
                                                                          2008       $19.360      $13.545      11,250
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.742       1,067
                                                                          2007       $10.742      $12.084       3,155
                                                                          2008       $12.084       $6.125       3,345
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.094         195
                                                                          2004       $13.094      $15.661       1,341
                                                                          2005       $15.661      $18.088       5,613
                                                                          2006       $18.088      $19.437       5,352
                                                                          2007       $19.437      $23.464       5,167
                                                                          2008       $23.464      $12.286       5,137

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.35



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.598         392
                                                                          2004       $13.598      $15.926         631
                                                                          2005       $15.926      $17.701       1,190
                                                                          2006       $17.701      $19.492         718
                                                                          2007       $19.492      $19.759         667
                                                                          2008       $19.759      $11.588         662
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.386         198
                                                                          2004       $13.386      $15.094         552
                                                                          2005       $15.094      $16.668       6,038
                                                                          2006       $16.668      $19.796       7,436
                                                                          2007       $19.796      $20.999       7,144
                                                                          2008       $20.999      $12.111       7,434
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.763         552
                                                                          2004       $12.763      $17.100       3,333
                                                                          2005       $17.100      $19.658       8,991
                                                                          2006       $19.658      $26.647       8,325
                                                                          2007       $26.647      $21.703       8,771
                                                                          2008       $21.703      $13.236       6,641
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.842           0
                                                                          2004       $12.842      $14.527       2,202
                                                                          2005       $14.527      $15.894       2,808
                                                                          2006       $15.894      $16.420       2,177
                                                                          2007       $16.420      $19.011       2,165
                                                                          2008       $19.011       $9.951       2,146
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.504         712
                                                                          2004       $12.504      $14.457      10,498
                                                                          2005       $14.457      $14.820      33,394
                                                                          2006       $14.820      $16.934      37,799
                                                                          2007       $16.934      $16.284      34,655
                                                                          2008       $16.284      $10.293      29,905
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.402         105
                                                                          2004       $12.402      $13.935       2,949
                                                                          2005       $13.935      $15.055      10,705
                                                                          2006       $15.055      $17.192      19,067
                                                                          2007       $17.192      $17.353      18,502
                                                                          2008       $17.353      $11.582      14,445

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.35



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.833          85
                                                                          2004       $11.833      $12.441          87
                                                                          2005       $12.441      $13.185       3,550
                                                                          2006       $13.185      $13.324       2,758
                                                                          2007       $13.324      $15.301       2,669
                                                                          2008       $15.301       $7.666       2,038
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.900           0
                                                                          2004       $12.900      $14.078       2,114
                                                                          2005       $14.078      $14.614       3,731
                                                                          2006       $14.614      $16.252       3,570
                                                                          2007       $16.252      $16.219       3,541
                                                                          2008       $16.219       $7.680       4,353
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.247           0
                                                                          2004       $12.247      $12.822           0
                                                                          2005       $12.822      $13.708           0
                                                                          2006       $13.708      $14.315           0
                                                                          2007       $14.315      $15.747           0
                                                                          2008       $15.747       $8.895           0
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.786       2,674
                                                                          2007       $10.786      $11.456       2,664
                                                                          2008       $11.456       $7.859       2,653
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.808           0
                                                                          2005       $10.808      $11.415       1,590
                                                                          2006       $11.415      $12.474       1,594
                                                                          2007       $12.474      $13.421       1,566
                                                                          2008       $13.421       $9.424       1,531
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.458           0
                                                                          2004       $12.458      $14.049       2,776
                                                                          2005       $14.049      $15.442      12,139
                                                                          2006       $15.442      $15.017      12,867
                                                                          2007       $15.017      $16.656      12,898
                                                                          2008       $16.656       $9.414      11,613

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.35



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.292       2,113
                                                                          2004       $12.292      $13.461       6,277
                                                                          2005       $13.461      $13.863       6,566
                                                                          2006       $13.863      $15.969       4,821
                                                                          2007       $15.969      $16.486       4,745
                                                                          2008       $16.486       $9.626       5,039
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.882       5,805
                                                                          2006       $11.882      $15.808      12,078
                                                                          2007       $15.808      $16.432      11,906
                                                                          2008       $16.432       $7.558      11,821
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.492         316
                                                                          2004       $11.492      $12.259         597
                                                                          2005       $12.259      $13.862         314
                                                                          2006       $13.862      $13.562         313
                                                                          2007       $13.562      $15.170         311
                                                                          2008       $15.170       $8.988         310
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.618         341
                                                                          2004       $13.618      $15.966       3,952
                                                                          2005       $15.966      $16.764       7,684
                                                                          2006       $16.764      $18.851       8,321
                                                                          2007       $18.851      $18.842       5,923
                                                                          2008       $18.842      $11.920       5,879
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.960       3,098
                                                                          2006       $10.960      $13.327       3,086
                                                                          2007       $13.327      $16.013       2,561
                                                                          2008       $16.013       $9.971       1,750
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.739         899
                                                                          2006       $10.739      $12.797       1,319
                                                                          2007       $12.797      $12.074         749
                                                                          2008       $12.074       $7.012         446
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.897      11,312
                                                                          2006       $11.897      $13.053      22,160
                                                                          2007       $13.053      $15.075      20,734
                                                                          2008       $15.075       $8.506      20,731

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.35



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.095       4,258
                                                                          2006       $11.095      $12.329       8,171
                                                                          2007       $12.329      $13.578       8,721
                                                                          2008       $13.578       $7.767       8,592
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.481       2,203
                                                                          2006       $10.481      $11.457       4,454
                                                                          2007       $11.457      $11.567       3,883
                                                                          2008       $11.567       $8.525       3,510
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.116       1,684
                                                                          2006       $12.116      $13.409       4,429
                                                                          2007       $13.409      $15.226       4,199
                                                                          2008       $15.226       $9.054       2,468
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.217       4,924
                                                                          2007       $10.217      $10.558       5,917
                                                                          2008       $10.558      $10.683       5,699
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.159           0
                                                                          2006       $11.159      $11.559       1,294
                                                                          2007       $11.559      $13.010       2,594
                                                                          2008       $13.010       $8.286       2,564
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.699       2,957
                                                                          2005       $10.699      $10.884       7,296
                                                                          2006       $10.884      $11.720       7,233
                                                                          2007       $11.720      $11.852       7,243
                                                                          2008       $11.852       $8.941       4,708
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.244       6,491
                                                                          2005       $11.244      $11.249      13,338
                                                                          2006       $11.249      $13.097      16,175
                                                                          2007       $13.097      $13.378      14,161
                                                                          2008       $13.378       $9.266      12,071
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.386       2,220
                                                                          2006       $11.386      $13.795       2,165
                                                                          2007       $13.795      $15.191       2,126
                                                                          2008       $15.191      $10.701       3,341

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.35



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.955         505
                                                                          2005       $10.955      $11.926      10,304
                                                                          2006       $11.926      $13.901      16,420
                                                                          2007       $13.901      $14.162      16,543
                                                                          2008       $14.162       $8.769      15,285
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.523       2,766
                                                                          2005       $11.523      $12.500      14,550
                                                                          2006       $12.500      $14.948      18,325
                                                                          2007       $14.948      $16.991      21,056
                                                                          2008       $16.991       $9.974      19,752
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.528       2,871
                                                                          2006       $10.528      $12.712       5,852
                                                                          2007       $12.712      $12.548       5,906
                                                                          2008       $12.548       $8.189       3,888
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.382       2,222
                                                                          2006       $11.382      $13.018       4,923
                                                                          2007       $13.018      $13.157       4,770
                                                                          2008       $13.157       $8.198       3,503
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.348      11,416
                                                                          2006       $11.348      $12.545      12,391
                                                                          2007       $12.545      $10.286      13,124
                                                                          2008       $10.286       $6.700      11,789
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.276       2,261
                                                                          2006       $11.276      $12.534       4,585
                                                                          2007       $12.534      $12.050       4,346
                                                                          2008       $12.050       $7.530       4,409
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.501         985
                                                                          2007        $9.501      $11.518         943
                                                                          2008       $11.518       $6.367       4,664

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.35



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.714         295
                                                                          2007       $10.714      $11.152         293
                                                                          2008       $11.152       $9.370       1,545
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.129           0
                                                                          2007       $10.129      $11.026           0
                                                                          2008       $11.026      $10.082         500
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.311       3,641
                                                                          2007       $10.311      $11.030       3,554
                                                                          2008       $11.030      $11.372       4,532
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.323           0
                                                                          2004       $11.323      $12.063           0
                                                                          2005       $12.063      $12.353           0
                                                                          2006       $12.353      $13.613         402
                                                                          2007       $13.613      $13.530         371
                                                                          2008       $13.530       $7.897         335
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.297           0
                                                                          2004       $12.297      $13.453           0
                                                                          2005       $13.453      $13.939         478
                                                                          2006       $13.939      $15.909         476
                                                                          2007       $15.909      $14.717         474
                                                                          2008       $14.717       $8.883         471
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.667         242
                                                                          2004       $12.667      $14.492       2,692
                                                                          2005       $14.492      $16.010       5,814
                                                                          2006       $16.010      $20.134       5,545
                                                                          2007       $20.134      $21.480       6,350
                                                                          2008       $21.480      $11.854       6,149
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.163           0
                                                                          2004       $12.163      $13.490           0
                                                                          2005       $13.490      $14.452           0
                                                                          2006       $14.452      $16.213           0
                                                                          2007       $16.213      $15.137           0
                                                                          2008       $15.137       $9.010           0

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.35



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.929       4,054
                                                                          2006       $10.929      $12.485       5,647
                                                                          2007       $12.485      $11.691       4,054
                                                                          2008       $11.691       $6.359       4,867
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.732           0
                                                                          2004       $11.732      $12.132       1,685
                                                                          2005       $12.132      $12.626       1,585
                                                                          2006       $12.626      $13.108       1,622
                                                                          2007       $13.108      $13.617       1,608
                                                                          2008       $13.617       $8.442       1,563



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income
     - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity Series II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.35% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub- Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.35

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.4



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.209        7,497
                                                                          2004       $12.209      $13.514        7,520
                                                                          2005       $13.514      $16.322        6,534
                                                                          2006       $16.322      $17.291       14,731
                                                                          2007       $17.291      $20.312       14,033
                                                                          2008       $20.312      $10.194       13,924
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.235       25,788
                                                                          2004       $12.235      $13.029       73,198
                                                                          2005       $13.029      $13.509       81,700
                                                                          2006       $13.509      $14.735       80,933
                                                                          2007       $14.735      $15.065       67,096
                                                                          2008       $15.065       $9.420       55,074
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.860       22,355
                                                                          2004       $11.860      $12.940       68,031
                                                                          2005       $12.940      $15.013       70,081
                                                                          2006       $15.013      $15.354       72,491
                                                                          2007       $15.354      $18.015       60,377
                                                                          2008       $18.015       $9.263       57,203
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.665        7,409
                                                                          2004       $12.665      $14.019       17,897
                                                                          2005       $14.019      $14.950       17,894
                                                                          2006       $14.950      $19.108       17,446
                                                                          2007       $19.108      $21.688       15,546
                                                                          2008       $21.688      $12.199       13,833

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.4



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.577        7,698
                                                                          2004       $12.577      $13.898       13,509
                                                                          2005       $13.898      $14.558        6,138
                                                                          2006       $14.558      $16.957        4,173
                                                                          2007       $16.957      $19.469        3,995
                                                                          2008       $19.469      $10.737        2,900
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.945       36,570
                                                                          2004       $12.945      $14.605       56,206
                                                                          2005       $14.605      $15.261       64,319
                                                                          2006       $15.261      $18.263       47,312
                                                                          2007       $18.263      $19.187       47,105
                                                                          2008       $19.187      $11.124       45,371
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.308       31,154
                                                                          2004       $11.308      $12.193       29,141
                                                                          2005       $12.193      $12.230       30,329
                                                                          2006       $12.230      $13.121       28,564
                                                                          2007       $13.121      $13.415       20,647
                                                                          2008       $13.415      $10.139       17,956
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.642       26,132
                                                                          2004       $11.642      $12.685       29,472
                                                                          2005       $12.685      $13.321       27,195
                                                                          2006       $13.321      $14.940       23,986
                                                                          2007       $14.940      $15.123       19,327
                                                                          2008       $15.123      $10.947       18,068
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.290       58,792
                                                                          2004       $10.290      $10.640      178,358
                                                                          2005       $10.640      $10.793      336,394
                                                                          2006       $10.793      $11.189      340,500
                                                                          2007       $11.189      $11.642      305,236
                                                                          2008       $11.642      $10.413      247,609
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.998       72,004
                                                                          2004        $9.998       $9.954      182,879
                                                                          2005        $9.954       $9.944      190,147
                                                                          2006        $9.944      $10.180      174,305
                                                                          2007       $10.180      $10.298      160,685
                                                                          2008       $10.298       $8.592      132,528

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.4



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.916       65,068
                                                                          2004        $9.916       $9.818      130,480
                                                                          2005        $9.818       $9.908      187,863
                                                                          2006        $9.908      $10.175      208,845
                                                                          2007       $10.175      $10.480      220,687
                                                                          2008       $10.480      $10.539      178,733
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.089       74,844
                                                                          2004       $12.089      $13.121      275,245
                                                                          2005       $13.121      $13.486      239,951
                                                                          2006       $13.486      $15.291      218,794
                                                                          2007       $15.291      $15.800      179,210
                                                                          2008       $15.800       $9.754      163,080
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $12.010       27,813
                                                                          2004       $12.010      $13.014       38,525
                                                                          2005       $13.014      $13.841       42,700
                                                                          2006       $13.841      $15.630       43,070
                                                                          2007       $15.630      $16.668       39,425
                                                                          2008       $16.668      $12.433       33,600
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.482       15,038
                                                                          2004       $11.482      $13.591       19,015
                                                                          2005       $13.591      $15.295       19,424
                                                                          2006       $15.295      $18.067        6,384
                                                                          2007       $18.067      $21.342        3,813
                                                                          2008       $21.342      $13.977        3,177
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.296        2,443
                                                                          2004       $11.296      $12.237       10,982
                                                                          2005       $12.237      $13.504       13,568
                                                                          2006       $13.504      $14.726       13,210
                                                                          2007       $14.726      $15.417       12,717
                                                                          2008       $15.417      $12.899       11,209
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.882        9,903
                                                                          2004       $14.882      $18.013       12,216
                                                                          2005       $18.013      $23.714       20,738
                                                                          2006       $23.714      $32.012       21,148
                                                                          2007       $32.012      $44.246       16,803
                                                                          2008       $44.246      $18.835       16,310

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.4



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.598       12,948
                                                                          2004       $11.598      $12.728       68,909
                                                                          2005       $12.728      $13.451       89,838
                                                                          2006       $13.451      $14.903       81,404
                                                                          2007       $14.903      $15.157       77,407
                                                                          2008       $15.157      $11.533       66,451
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.691        7,376
                                                                          2004       $11.691      $12.360       21,586
                                                                          2005       $12.360      $14.047       22,382
                                                                          2006       $14.047      $14.351       24,899
                                                                          2007       $14.351      $17.181       21,996
                                                                          2008       $17.181       $8.564       20,451
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.226       17,386
                                                                          2004       $12.226      $13.568       73,794
                                                                          2005       $13.568      $14.952      103,577
                                                                          2006       $14.952      $17.880      107,335
                                                                          2007       $17.880      $19.315       98,634
                                                                          2008       $19.315      $13.506       86,349
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.739        2,323
                                                                          2007       $10.739      $12.074        3,562
                                                                          2008       $12.074       $6.116        3,716
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.089       18,607
                                                                          2004       $13.089      $15.648       46,667
                                                                          2005       $15.648      $18.063       53,342
                                                                          2006       $18.063      $19.401       51,824
                                                                          2007       $19.401      $23.408       44,276
                                                                          2008       $23.408      $12.251       40,339

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.4



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.593       13,809
                                                                          2004       $13.593      $15.912       26,001
                                                                          2005       $15.912      $17.677       28,019
                                                                          2006       $17.677      $19.456       27,012
                                                                          2007       $19.456      $19.712       19,495
                                                                          2008       $19.712      $11.554       17,476
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.381       35,026
                                                                          2004       $13.381      $15.081       54,651
                                                                          2005       $15.081      $16.645       81,527
                                                                          2006       $16.645      $19.760       71,934
                                                                          2007       $19.760      $20.949       63,650
                                                                          2008       $20.949      $12.077       63,759
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.759       15,492
                                                                          2004       $12.759      $17.086       37,282
                                                                          2005       $17.086      $19.631       52,757
                                                                          2006       $19.631      $26.598       49,392
                                                                          2007       $26.598      $21.652       47,741
                                                                          2008       $21.652      $13.198       48,020
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.838        2,928
                                                                          2004       $12.838      $14.515        9,529
                                                                          2005       $14.515      $15.872        9,422
                                                                          2006       $15.872      $16.389       10,081
                                                                          2007       $16.389      $18.966        9,906
                                                                          2008       $18.966       $9.923        9,794
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.500      125,520
                                                                          2004       $12.500      $14.445      260,351
                                                                          2005       $14.445      $14.800      302,756
                                                                          2006       $14.800      $16.903      276,776
                                                                          2007       $16.903      $16.245      243,296
                                                                          2008       $16.245      $10.263      216,585
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.398       61,526
                                                                          2004       $12.398      $13.924       95,526
                                                                          2005       $13.924      $15.035      131,187
                                                                          2006       $15.035      $17.160      140,011
                                                                          2007       $17.160      $17.312      126,353
                                                                          2008       $17.312      $11.549      118,325

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.4



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.829       17,970
                                                                          2004       $11.829      $12.430       23,813
                                                                          2005       $12.430      $13.168       27,430
                                                                          2006       $13.168      $13.299       34,770
                                                                          2007       $13.299      $15.264       34,286
                                                                          2008       $15.264       $7.644       31,954
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.896       15,224
                                                                          2004       $12.896      $14.066       40,041
                                                                          2005       $14.066      $14.595       41,923
                                                                          2006       $14.595      $16.222       37,999
                                                                          2007       $16.222      $16.180       37,044
                                                                          2008       $16.180       $7.658       38,935
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.243       13,824
                                                                          2004       $12.243      $12.811       16,940
                                                                          2005       $12.811      $13.689       15,126
                                                                          2006       $13.689      $14.289       11,598
                                                                          2007       $14.289      $15.710        5,429
                                                                          2008       $15.710       $8.870        5,391
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.782        7,515
                                                                          2007       $10.782      $11.446        5,485
                                                                          2008       $11.446       $7.848        5,439
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.804        4,675
                                                                          2005       $10.804      $11.405        7,088
                                                                          2006       $11.405      $12.457        5,931
                                                                          2007       $12.457      $13.396        5,660
                                                                          2008       $13.396       $9.402        5,534
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.454       17,482
                                                                          2004       $12.454      $14.037       37,029
                                                                          2005       $14.037      $15.422       51,652
                                                                          2006       $15.422      $14.989       50,929
                                                                          2007       $14.989      $16.617       49,119
                                                                          2008       $16.617       $9.387       45,332

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.4



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.288       39,872
                                                                          2004       $12.288      $13.450       65,458
                                                                          2005       $13.450      $13.845       68,812
                                                                          2006       $13.845      $15.939       64,482
                                                                          2007       $15.939      $16.447       58,439
                                                                          2008       $16.447       $9.598       57,173
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.878       38,962
                                                                          2006       $11.878      $15.795       67,046
                                                                          2007       $15.795      $16.410       63,033
                                                                          2008       $16.410       $7.544       69,636
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.488        6,095
                                                                          2004       $11.488      $12.249       11,792
                                                                          2005       $12.249      $13.844       11,326
                                                                          2006       $13.844      $13.537       10,334
                                                                          2007       $13.537      $15.134        8,831
                                                                          2008       $15.134       $8.962        8,540
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.614       30,883
                                                                          2004       $13.614      $15.953       56,571
                                                                          2005       $15.953      $16.741       63,333
                                                                          2006       $16.741      $18.816       54,974
                                                                          2007       $18.816      $18.798       51,084
                                                                          2008       $18.798      $11.886       49,969
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.956        4,197
                                                                          2006       $10.956      $13.316        6,642
                                                                          2007       $13.316      $15.991        7,302
                                                                          2008       $15.991       $9.953        5,627
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.735        3,952
                                                                          2006       $10.735      $12.786       11,756
                                                                          2007       $12.786      $12.058       13,421
                                                                          2008       $12.058       $6.999       13,741
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.893       38,224
                                                                          2006       $11.893      $13.042       70,793
                                                                          2007       $13.042      $15.054       69,975
                                                                          2008       $15.054       $8.490       66,546

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.4



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.092       13,843
                                                                          2006       $11.092      $12.319       28,599
                                                                          2007       $12.319      $13.560       26,911
                                                                          2008       $13.560       $7.753       25,252
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.477       29,391
                                                                          2006       $10.477      $11.448       41,458
                                                                          2007       $11.448      $11.551       40,514
                                                                          2008       $11.551       $8.509       35,932
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.111       10,754
                                                                          2006       $12.111      $13.398       21,373
                                                                          2007       $13.398      $15.206       23,765
                                                                          2008       $15.206       $9.037       24,492
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.214        2,540
                                                                          2007       $10.214      $10.549       44,391
                                                                          2008       $10.549      $10.668       69,180
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.155            0
                                                                          2006       $11.155      $11.550        3,847
                                                                          2007       $11.550      $12.993        3,351
                                                                          2008       $12.993       $8.271        4,424
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.695       25,029
                                                                          2005       $10.695      $10.875       32,517
                                                                          2006       $10.875      $11.704       28,236
                                                                          2007       $11.704      $11.830       20,706
                                                                          2008       $11.830       $8.920       18,610
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.240       23,812
                                                                          2005       $11.240      $11.240       53,430
                                                                          2006       $11.240      $13.079       62,257
                                                                          2007       $13.079      $13.354       72,827
                                                                          2008       $13.354       $9.244       75,789
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.382          996
                                                                          2006       $11.382      $13.784       10,307
                                                                          2007       $13.784      $15.171       14,204
                                                                          2008       $15.171      $10.681       15,035

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.4



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.952        4,744
                                                                          2005       $10.952      $11.916       33,181
                                                                          2006       $11.916      $13.882       41,820
                                                                          2007       $13.882      $14.136       46,078
                                                                          2008       $14.136       $8.749       46,084
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.519       17,190
                                                                          2005       $11.519      $12.490       84,580
                                                                          2006       $12.490      $14.927       96,755
                                                                          2007       $14.927      $16.959       83,944
                                                                          2008       $16.959       $9.950       79,077
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.524       15,273
                                                                          2006       $10.524      $12.702       17,191
                                                                          2007       $12.702      $12.531       18,422
                                                                          2008       $12.531       $8.174       17,833
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.378       19,444
                                                                          2006       $11.378      $13.007       16,274
                                                                          2007       $13.007      $13.139        9,802
                                                                          2008       $13.139       $8.183        7,691
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.344       22,014
                                                                          2006       $11.344      $12.534       35,672
                                                                          2007       $12.534      $10.272       37,918
                                                                          2008       $10.272       $6.688       33,805
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.272       24,289
                                                                          2006       $11.272      $12.524       30,544
                                                                          2007       $12.524      $12.034       29,713
                                                                          2008       $12.034       $7.516       28,725
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.497        3,174
                                                                          2007        $9.497      $11.508        5,630
                                                                          2008       $11.508       $6.359        3,837

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.4



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.710          295
                                                                          2007       $10.710      $11.143        1,461
                                                                          2008       $11.143       $9.357        2,726
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.125        4,306
                                                                          2007       $10.125      $11.017       25,531
                                                                          2008       $11.017      $10.068       29,315
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.307       25,765
                                                                          2007       $10.307      $11.021       32,524
                                                                          2008       $11.021      $11.357       47,009
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.293       14,899
                                                                          2004       $12.293      $13.442       10,754
                                                                          2005       $13.442      $13.920       10,101
                                                                          2006       $13.920      $15.879        9,872
                                                                          2007       $15.879      $14.682        9,054
                                                                          2008       $14.682       $8.857        8,700
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.663       10,212
                                                                          2004       $12.663      $14.479       20,897
                                                                          2005       $14.479      $15.988       25,458
                                                                          2006       $15.988      $20.096       29,407
                                                                          2007       $20.096      $21.429       27,144
                                                                          2008       $21.429      $11.820       21,761
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.159            0
                                                                          2004       $12.159      $13.478          476
                                                                          2005       $13.478      $14.433          748
                                                                          2006       $14.433      $16.183          732
                                                                          2007       $16.183      $15.101          789
                                                                          2008       $15.101       $8.984          904
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.319        8,514
                                                                          2004       $11.319      $12.053       16,363
                                                                          2005       $12.053      $12.336       19,257
                                                                          2006       $12.336      $13.588       17,873
                                                                          2007       $13.588      $13.498       16,728
                                                                          2008       $13.498       $7.874       13,943

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.4



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.926       20,321
                                                                          2006       $10.926      $12.474       23,975
                                                                          2007       $12.474      $11.675       23,237
                                                                          2008       $11.675       $6.347       24,658
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.728       12,975
                                                                          2004       $11.728      $12.122       22,344
                                                                          2005       $12.122      $12.609       26,458
                                                                          2006       $12.609      $13.084       26,611
                                                                          2007       $13.084      $13.585       26,951
                                                                          2008       $13.585       $8.418       16,584




* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option under the Contracts on May 1, 2003,except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities
     - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005. Accumulation Unit Values for the Variable Sub-Accounts first offered April 30, 2005, and the AIM V.I. Core Equity Series II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.40% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub- Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.4

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.5



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.201           0
                                                                          2004       $12.201      $13.491           0
                                                                          2005       $13.491      $16.278           0
                                                                          2006       $16.278      $17.226           0
                                                                          2007       $17.226      $20.216           0
                                                                          2008       $20.216      $10.136           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.227           0
                                                                          2004       $12.227      $13.007       6,539
                                                                          2005       $13.007      $13.473       7,575
                                                                          2006       $13.473      $14.680       6,784
                                                                          2007       $14.680      $14.993       6,469
                                                                          2008       $14.993       $9.366       4,689
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.852           0
                                                                          2004       $11.852      $12.918       7,089
                                                                          2005       $12.918      $14.973      11,801
                                                                          2006       $14.973      $15.297      12,169
                                                                          2007       $15.297      $17.930      11,323
                                                                          2008       $17.930       $9.210       7,487
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.656           0
                                                                          2004       $12.656      $13.995           0
                                                                          2005       $13.995      $14.909           0
                                                                          2006       $14.909      $19.037           0
                                                                          2007       $19.037      $21.585           0
                                                                          2008       $21.585      $12.128           0

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.5



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.568           0
                                                                          2004       $12.568      $13.874           0
                                                                          2005       $13.874      $14.519           0
                                                                          2006       $14.519      $16.894           0
                                                                          2007       $16.894      $19.377           0
                                                                          2008       $19.377      $10.675           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.936           0
                                                                          2004       $12.936      $14.580       1,316
                                                                          2005       $14.580      $15.219       3,102
                                                                          2006       $15.219      $18.195       3,013
                                                                          2007       $18.195      $19.096       2,386
                                                                          2008       $19.096      $11.060       2,519
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.301         209
                                                                          2004       $11.301      $12.172       1,838
                                                                          2005       $12.172      $12.197       1,737
                                                                          2006       $12.197      $13.072       1,611
                                                                          2007       $13.072      $13.351       1,566
                                                                          2008       $13.351      $10.081         720
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.634           0
                                                                          2004       $11.634      $12.664           0
                                                                          2005       $12.664      $13.285           0
                                                                          2006       $13.285      $14.885           0
                                                                          2007       $14.885      $15.051           0
                                                                          2008       $15.051      $10.884           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.283           0
                                                                          2004       $10.283      $10.622      33,867
                                                                          2005       $10.622      $10.764      32,307
                                                                          2006       $10.764      $11.148      40,000
                                                                          2007       $11.148      $11.586      39,996
                                                                          2008       $11.586      $10.353      27,587
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.991       1,581
                                                                          2004        $9.991       $9.937       3,880
                                                                          2005        $9.937       $9.917       4,734
                                                                          2006        $9.917      $10.143       3,880
                                                                          2007       $10.143      $10.249       3,880
                                                                          2008       $10.249       $8.543       3,880

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.5



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.909       9,025
                                                                          2004        $9.909       $9.802      24,193
                                                                          2005        $9.802       $9.881      25,408
                                                                          2006        $9.881      $10.137      14,909
                                                                          2007       $10.137      $10.430      22,227
                                                                          2008       $10.430      $10.479      14,489
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.081           0
                                                                          2004       $12.081      $13.099       8,607
                                                                          2005       $13.099      $13.449      16,549
                                                                          2006       $13.449      $15.234      33,070
                                                                          2007       $15.234      $15.725      33,003
                                                                          2008       $15.725       $9.698      35,025
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $12.001           0
                                                                          2004       $12.001      $12.992       5,795
                                                                          2005       $12.992      $13.803       4,347
                                                                          2006       $13.803      $15.572       4,340
                                                                          2007       $15.572      $16.589       4,334
                                                                          2008       $16.589      $12.362       4,328
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.474           0
                                                                          2004       $11.474      $13.568           0
                                                                          2005       $13.568      $15.254         252
                                                                          2006       $15.254      $18.000         252
                                                                          2007       $18.000      $21.241         593
                                                                          2008       $21.241      $13.897         593
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.288           0
                                                                          2004       $11.288      $12.216           0
                                                                          2005       $12.216      $13.468           0
                                                                          2006       $13.468      $14.671           0
                                                                          2007       $14.671      $15.344           0
                                                                          2008       $15.344      $12.825           0
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.872           0
                                                                          2004       $14.872      $17.983           0
                                                                          2005       $17.983      $23.650         177
                                                                          2006       $23.650      $31.893         994
                                                                          2007       $31.893      $44.036         958
                                                                          2008       $44.036      $18.726       1,385

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.5



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.590           0
                                                                          2004       $11.590      $12.707       8,183
                                                                          2005       $12.707      $13.415      13,539
                                                                          2006       $13.415      $14.847      17,408
                                                                          2007       $14.847      $15.086      14,481
                                                                          2008       $15.086      $11.467      11,565
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.683         608
                                                                          2004       $11.683      $12.339       2,509
                                                                          2005       $12.339      $14.009           0
                                                                          2006       $14.009      $14.298       1,365
                                                                          2007       $14.298      $17.100           0
                                                                          2008       $17.100       $8.515           0
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.217           0
                                                                          2004       $12.217      $13.545       4,087
                                                                          2005       $13.545      $14.911       7,117
                                                                          2006       $14.911      $17.813       8,636
                                                                          2007       $17.813      $19.223       8,126
                                                                          2008       $19.223      $13.429       9,000
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.731       3,004
                                                                          2007       $10.731      $12.054       4,139
                                                                          2008       $12.054       $6.100       4,785
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.080           0
                                                                          2004       $13.080      $15.621       1,735
                                                                          2005       $15.621      $18.015       1,778
                                                                          2006       $18.015      $19.329       3,646
                                                                          2007       $19.329      $23.297       2,510
                                                                          2008       $23.297      $12.180       3,055

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.5



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.584           0
                                                                          2004       $13.584      $15.885         101
                                                                          2005       $15.885      $17.630           0
                                                                          2006       $17.630      $19.384           0
                                                                          2007       $19.384      $19.619           0
                                                                          2008       $19.619      $11.488           0
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.372         659
                                                                          2004       $13.372      $15.056         901
                                                                          2005       $15.056      $16.600       4,738
                                                                          2006       $16.600      $19.686       6,516
                                                                          2007       $19.686      $20.850       6,715
                                                                          2008       $20.850      $12.007       6,252
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.750           0
                                                                          2004       $12.750      $17.057       5,557
                                                                          2005       $17.057      $19.578       4,391
                                                                          2006       $19.578      $26.499       6,332
                                                                          2007       $26.499      $21.549       6,725
                                                                          2008       $21.549      $13.122       3,005
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.829           0
                                                                          2004       $12.829      $14.490           0
                                                                          2005       $14.490      $15.829           0
                                                                          2006       $15.829      $16.329       3,412
                                                                          2007       $16.329      $18.876       3,412
                                                                          2008       $18.876       $9.866       3,412
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.491         697
                                                                          2004       $12.491      $14.421      13,897
                                                                          2005       $14.421      $14.760      23,528
                                                                          2006       $14.760      $16.840      20,757
                                                                          2007       $16.840      $16.168      20,778
                                                                          2008       $16.168      $10.204      17,742
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.390           0
                                                                          2004       $12.390      $13.900       2,737
                                                                          2005       $13.900      $14.994       4,326
                                                                          2006       $14.994      $17.096       7,686
                                                                          2007       $17.096      $17.230       7,443
                                                                          2008       $17.230      $11.482       7,292

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.5



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.821         701
                                                                          2004       $11.821      $12.409           0
                                                                          2005       $12.409      $13.132       1,202
                                                                          2006       $13.132      $13.249       5,219
                                                                          2007       $13.249      $15.192       4,953
                                                                          2008       $15.192       $7.600       3,897
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.887           0
                                                                          2004       $12.887      $14.042       2,709
                                                                          2005       $14.042      $14.555       1,033
                                                                          2006       $14.555      $16.162         991
                                                                          2007       $16.162      $16.104       1,015
                                                                          2008       $16.104       $7.614       1,648
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.234           0
                                                                          2004       $12.234      $12.789         216
                                                                          2005       $12.789      $13.652         216
                                                                          2006       $13.652      $14.235           0
                                                                          2007       $14.235      $15.635           0
                                                                          2008       $15.635       $8.819           0
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.775           0
                                                                          2007       $10.775      $11.426           0
                                                                          2008       $11.426       $7.827           0
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.797       2,685
                                                                          2005       $10.797      $11.386       1,820
                                                                          2006       $11.386      $12.424           0
                                                                          2007       $12.424      $13.346           0
                                                                          2008       $13.346       $9.357           0
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                          2003       $10.000      $12.446           0
                                                                          2004       $12.446      $14.013       1,699
                                                                          2005       $14.013      $15.380       4,096
                                                                          2006       $13.807      $15.880       1,008
                                                                          2007       $15.880      $16.369         999
                                                                          2008       $16.369       $9.543       1,315

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.5



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.279           0
                                                                          2004       $12.279      $13.427       4,384
                                                                          2005       $13.427      $13.807       2,574
                                                                          2006       $15.380      $14.933       7,645
                                                                          2007       $14.933      $16.538       7,348
                                                                          2008       $16.538       $9.333       8,717
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B (2)
                                                                          2005       $10.000      $11.870       4,526
                                                                          2006       $11.870      $15.768       9,364
                                                                          2007       $15.768      $16.365       9,990
                                                                          2008       $16.365       $7.516      14,075
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                          2003       $10.000      $11.480           0
                                                                          2004       $11.480      $12.228           0
                                                                          2005       $12.228      $13.806           0
                                                                          2006       $13.806      $13.486           0
                                                                          2007       $13.486      $15.062           0
                                                                          2008       $15.062       $8.911           0
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B (2)
                                                                          2003       $10.000      $13.605         658
                                                                          2004       $13.605      $15.926         152
                                                                          2005       $15.926      $16.696       1,844
                                                                          2006       $16.696      $18.746       8,882
                                                                          2007       $18.746      $18.709       8,630
                                                                          2008       $18.709      $11.817       6,398
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.948       4,431
                                                                          2006       $10.948      $13.293       5,683
                                                                          2007       $13.293      $15.948       4,056
                                                                          2008       $15.948       $9.915       3,595
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.728       2,787
                                                                          2006       $10.728      $12.765       2,662
                                                                          2007       $12.765      $12.025       1,337
                                                                          2008       $12.025       $6.973       1,223
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.885       9,072
                                                                          2006       $11.885      $13.020      19,158
                                                                          2007       $13.020      $15.013      16,942
                                                                          2008       $15.013       $8.458      13,128

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.5



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.084         677
                                                                          2006       $11.084      $12.298      15,832
                                                                          2007       $12.298      $13.523      16,769
                                                                          2008       $13.523       $7.724      19,211
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.470       2,701
                                                                          2006       $10.470      $11.428       6,474
                                                                          2007       $11.428      $11.520       7,028
                                                                          2008       $11.520       $8.478       6,610
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.103       1,793
                                                                          2006       $12.103      $13.375       7,105
                                                                          2007       $13.375      $15.164       7,108
                                                                          2008       $15.164       $9.003       6,628
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.207       4,921
                                                                          2007       $10.207      $10.531       7,534
                                                                          2008       $10.531      $10.639      30,599
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.148           0
                                                                          2006       $11.148      $11.530       2,492
                                                                          2007       $11.530      $12.957       3,161
                                                                          2008       $12.957       $8.240       2,985
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.688       6,254
                                                                          2005       $10.688      $10.856       2,605
                                                                          2006       $10.856      $11.673       1,806
                                                                          2007       $11.673      $11.786       1,832
                                                                          2008       $11.786       $8.878       1,872
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.233       4,656
                                                                          2005       $11.233      $11.221      22,211
                                                                          2006       $11.221      $13.044      19,809
                                                                          2007       $13.044      $13.304      18,547
                                                                          2008       $13.304       $9.200      10,501
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.374           0
                                                                          2006       $11.374      $13.760           0
                                                                          2007       $13.760      $15.129           0
                                                                          2008       $15.129      $10.641         519

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.5



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.944       1,519
                                                                          2005       $10.944      $11.896       5,855
                                                                          2006       $11.896      $13.845       7,049
                                                                          2007       $13.845      $14.083       7,202
                                                                          2008       $14.083       $8.707       6,676
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.511       4,692
                                                                          2005       $11.511      $12.468      16,247
                                                                          2006       $12.468      $14.887      18,099
                                                                          2007       $14.887      $16.896      17,386
                                                                          2008       $16.896       $9.903       8,850
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.517         928
                                                                          2006       $10.517      $12.680         824
                                                                          2007       $12.680      $12.497       2,872
                                                                          2008       $12.497       $8.143       5,151
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.370       1,885
                                                                          2006       $11.370      $12.985       1,799
                                                                          2007       $12.985      $13.104           0
                                                                          2008       $13.104       $8.152           0
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.336       1,377
                                                                          2006       $11.336      $12.513       4,577
                                                                          2007       $12.513      $10.244       4,160
                                                                          2008       $10.244       $6.663       2,343
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.265       1,133
                                                                          2006       $11.265      $12.502       4,395
                                                                          2007       $12.502      $12.001       6,538
                                                                          2008       $12.001       $7.488       7,033
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.491           0
                                                                          2007        $9.491      $11.489           0
                                                                          2008       $11.489       $6.341           0

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.5



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.703           0
                                                                          2007       $10.703      $11.124           0
                                                                          2008       $11.124       $9.332       2,406
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.118       1,889
                                                                          2007       $10.118      $10.998       1,774
                                                                          2008       $10.998      $10.041       2,311
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.300      16,510
                                                                          2007       $10.300      $11.002      22,612
                                                                          2008       $11.002      $11.326      23,885
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.311           0
                                                                          2004       $11.311      $12.033         226
                                                                          2005       $12.033      $12.303       1,073
                                                                          2006       $12.303      $13.538         817
                                                                          2007       $13.538      $13.435         791
                                                                          2008       $13.435       $7.829         760
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.285       1,205
                                                                          2004       $12.285      $13.419           0
                                                                          2005       $13.419      $13.883           0
                                                                          2006       $13.883      $15.820           0
                                                                          2007       $15.820      $14.612           0
                                                                          2008       $14.612       $8.806           0
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.654         195
                                                                          2004       $12.654      $14.455       2,074
                                                                          2005       $14.455      $15.945       3,035
                                                                          2006       $15.945      $20.022         961
                                                                          2007       $20.022      $21.328         943
                                                                          2008       $21.328      $11.752         937
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.151           0
                                                                          2004       $12.151      $13.455           0
                                                                          2005       $13.455      $14.394           0
                                                                          2006       $14.394      $16.123           0
                                                                          2007       $16.123      $15.030           0
                                                                          2008       $15.030       $8.932           0

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.5



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.918       1,501
                                                                          2006       $10.918      $12.453       3,781
                                                                          2007       $12.453      $11.643       5,576
                                                                          2008       $11.643       $6.323       6,898
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.720           0
                                                                          2004       $11.720      $12.102       1,882
                                                                          2005       $12.102      $12.575       2,544
                                                                          2006       $12.575      $13.035       3,261
                                                                          2007       $13.035      $13.521       4,112
                                                                          2008       $13.521       $8.370       3,995



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income
     - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub- Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.50% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub- Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.5

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.55



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.197          623
                                                                          2004       $12.197      $13.480          523
                                                                          2005       $13.480      $16.256          879
                                                                          2006       $16.256      $17.194          607
                                                                          2007       $17.194      $20.168          409
                                                                          2008       $20.168      $10.106          312
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.223        1,616
                                                                          2004       $12.223      $12.996       29,623
                                                                          2005       $12.996      $13.454       30,076
                                                                          2006       $13.454      $14.653       26,991
                                                                          2007       $14.653      $14.958       23,736
                                                                          2008       $14.958       $9.339       12,767
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.848        1,790
                                                                          2004       $11.848      $12.907       17,173
                                                                          2005       $12.907      $14.953       16,295
                                                                          2006       $14.953      $15.269       15,558
                                                                          2007       $15.269      $17.888       10,835
                                                                          2008       $17.888       $9.184       13,667
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.652        2,600
                                                                          2004       $12.652      $13.983        9,341
                                                                          2005       $13.983      $14.889        9,230
                                                                          2006       $14.889      $19.002        8,230
                                                                          2007       $19.002      $21.534        6,803
                                                                          2008       $21.534      $12.094        3,987

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.55



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.564          662
                                                                          2004       $12.564      $13.862          997
                                                                          2005       $13.862      $14.499          967
                                                                          2006       $14.499      $16.862          898
                                                                          2007       $16.862      $19.331          861
                                                                          2008       $19.331      $10.644          827
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.931        2,247
                                                                          2004       $12.931      $14.568        5,895
                                                                          2005       $14.568      $15.199        6,958
                                                                          2006       $15.199      $18.162        6,186
                                                                          2007       $18.162      $19.051        4,317
                                                                          2008       $19.051      $11.028        3,646
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.297        1,291
                                                                          2004       $11.297      $12.162        7,168
                                                                          2005       $12.162      $12.181        7,800
                                                                          2006       $12.181      $13.048        7,465
                                                                          2007       $13.048      $13.320        7,453
                                                                          2008       $13.320      $10.052        6,205
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.630        1,291
                                                                          2004       $11.630      $12.653        2,420
                                                                          2005       $12.653      $13.267        3,027
                                                                          2006       $13.267      $14.857        2,669
                                                                          2007       $14.857      $15.015        2,071
                                                                          2008       $15.015      $10.853        2,040
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.279        9,635
                                                                          2004       $10.279      $10.613       55,986
                                                                          2005       $10.613      $10.750       84,876
                                                                          2006       $10.750      $11.127      122,078
                                                                          2007       $11.127      $11.559      114,427
                                                                          2008       $11.559      $10.323       81,565
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.988          579
                                                                          2004        $9.988       $9.929        5,610
                                                                          2005        $9.929       $9.904       14,195
                                                                          2006        $9.904      $10.124       18,083
                                                                          2007       $10.124      $10.225       16,594
                                                                          2008       $10.225       $8.518       14,343

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.55



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.906        1,824
                                                                          2004        $9.906       $9.793       51,934
                                                                          2005        $9.793       $9.867       59,633
                                                                          2006        $9.867      $10.118       72,981
                                                                          2007       $10.118      $10.405       67,312
                                                                          2008       $10.405      $10.449       49,483
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.077        3,737
                                                                          2004       $12.077      $13.088       10,590
                                                                          2005       $13.088      $13.431       17,136
                                                                          2006       $13.431      $15.206       25,713
                                                                          2007       $15.206      $15.688       24,387
                                                                          2008       $15.688       $9.670       21,585
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $11.997        8,940
                                                                          2004       $11.997      $12.981       12,775
                                                                          2005       $12.981      $13.784       11,067
                                                                          2006       $13.784      $15.543        9,541
                                                                          2007       $15.543      $16.550        9,409
                                                                          2008       $16.550      $12.326        4,491
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.470            0
                                                                          2004       $11.470      $13.557          116
                                                                          2005       $13.557      $15.233        1,413
                                                                          2006       $15.233      $17.967        1,393
                                                                          2007       $17.967      $21.191          659
                                                                          2008       $21.191      $13.857          566
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.285        1,551
                                                                          2004       $11.285      $12.206        3,809
                                                                          2005       $12.206      $13.450        3,137
                                                                          2006       $13.450      $14.644        3,211
                                                                          2007       $14.644      $15.308        3,012
                                                                          2008       $15.308      $12.788        1,754
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.867        2,327
                                                                          2004       $14.867      $17.968        4,136
                                                                          2005       $17.968      $23.618        6,349
                                                                          2006       $23.618      $31.834        6,698
                                                                          2007       $31.834      $43.932        5,413
                                                                          2008       $43.932      $18.672        5,902

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.55



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.586          629
                                                                          2004       $11.586      $12.696        6,153
                                                                          2005       $12.696      $13.397       18,434
                                                                          2006       $13.397      $14.820       17,401
                                                                          2007       $14.820      $15.050       17,342
                                                                          2008       $15.050      $11.434       16,837
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.679        1,152
                                                                          2004       $11.679      $12.328        1,427
                                                                          2005       $12.328      $13.990        1,419
                                                                          2006       $13.990      $14.271        1,943
                                                                          2007       $14.271      $17.059        1,922
                                                                          2008       $17.059       $8.490        1,778
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.213        6,414
                                                                          2004       $12.213      $13.533       19,015
                                                                          2005       $13.533      $14.891       23,225
                                                                          2006       $14.891      $17.780       23,546
                                                                          2007       $17.780      $19.178       20,486
                                                                          2008       $19.178      $13.390       17,020
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.728        3,276
                                                                          2007       $10.728      $12.043        1,021
                                                                          2008       $12.043       $6.091        2,402
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.076          717
                                                                          2004       $13.076      $15.608        2,943
                                                                          2005       $15.608      $17.990       15,439
                                                                          2006       $17.990      $19.293       21,567
                                                                          2007       $19.293      $23.242       19,996
                                                                          2008       $23.242      $12.145       24,701

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.55



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.580        3,993
                                                                          2004       $13.580      $15.872       12,899
                                                                          2005       $15.872      $17.606       12,585
                                                                          2006       $17.606      $19.348       11,979
                                                                          2007       $19.348      $19.572       11,879
                                                                          2008       $19.572      $11.455       11,340
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.368        6,362
                                                                          2004       $13.368      $15.043       15,793
                                                                          2005       $15.043      $16.578       20,993
                                                                          2006       $16.578      $19.650       26,303
                                                                          2007       $19.650      $20.801       23,654
                                                                          2008       $20.801      $11.973       19,195
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.746        3,713
                                                                          2004       $12.746      $17.042       10,784
                                                                          2005       $17.042      $19.552       22,939
                                                                          2006       $19.552      $26.450       23,268
                                                                          2007       $26.450      $21.498       24,634
                                                                          2008       $21.498      $13.085       26,713
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.824        2,230
                                                                          2004       $12.824      $14.478        3,794
                                                                          2005       $14.478      $15.808        6,935
                                                                          2006       $15.808      $16.298        5,298
                                                                          2007       $16.298      $18.832        5,069
                                                                          2008       $18.832       $9.837        3,349
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.487       12,014
                                                                          2004       $12.487      $14.408       41,479
                                                                          2005       $14.408      $14.740       69,291
                                                                          2006       $14.740      $16.809       72,271
                                                                          2007       $16.809      $16.130       67,318
                                                                          2008       $16.130      $10.175       66,972
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.385        7,678
                                                                          2004       $12.385      $13.888       24,955
                                                                          2005       $13.888      $14.974       27,392
                                                                          2006       $14.974      $17.064       25,379
                                                                          2007       $17.064      $17.189       23,839
                                                                          2008       $17.189      $11.449       22,434

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.55



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.817          751
                                                                          2004       $11.817      $12.399        4,567
                                                                          2005       $12.399      $13.114        4,493
                                                                          2006       $13.114      $13.225        3,265
                                                                          2007       $13.225      $15.156        3,057
                                                                          2008       $15.156       $7.578        2,614
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.883            0
                                                                          2004       $12.883      $14.031        5,523
                                                                          2005       $14.031      $14.535        6,236
                                                                          2006       $14.535      $16.132        5,800
                                                                          2007       $16.132      $16.066        4,417
                                                                          2008       $16.066       $7.592        6,313
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.230        1,859
                                                                          2004       $12.230      $12.778        1,855
                                                                          2005       $12.778      $13.634        1,141
                                                                          2006       $13.634      $14.209        1,141
                                                                          2007       $14.209      $15.598        1,141
                                                                          2008       $15.598       $8.793          413
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.771        3,724
                                                                          2007       $10.771      $11.417        3,405
                                                                          2008       $11.417       $7.816        3,321
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.793       11,166
                                                                          2005       $10.793      $11.376       11,086
                                                                          2006       $11.376      $12.407       11,084
                                                                          2007       $12.407      $13.321       10,849
                                                                          2008       $13.321       $9.335       10,733
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B
                                                                          2003       $10.000      $12.441          321
                                                                          2004       $12.441      $14.001        1,519
                                                                          2005       $14.001      $15.359        5,607
                                                                          2006       $15.359      $15.850       16,198
                                                                          2007       $15.850      $16.330       13,867
                                                                          2008       $16.330       $9.516       12,478

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.55



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.275        3,995
                                                                          2004       $12.275      $13.415       17,265
                                                                          2005       $13.415      $13.788       16,861
                                                                          2006       $13.788      $14.905        5,736
                                                                          2007       $14.905      $16.499        4,535
                                                                          2008       $16.499       $9.306        4,603
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B (2)
                                                                          2005       $10.000      $11.866        9,392
                                                                          2006       $11.866      $15.755       20,261
                                                                          2007       $15.755      $16.343       21,992
                                                                          2008       $16.343       $7.502       23,181
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B
                                                                          2003       $10.000      $11.476          936
                                                                          2004       $11.476      $12.217        2,090
                                                                          2005       $12.217      $13.788        2,045
                                                                          2006       $13.788      $13.461        2,094
                                                                          2007       $13.461      $15.027        1,965
                                                                          2008       $15.027       $8.885        1,215
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B (2)
                                                                          2003       $10.000      $13.600        1,212
                                                                          2004       $13.600      $15.912       11,663
                                                                          2005       $15.912      $16.673       14,974
                                                                          2006       $16.673      $18.711       15,699
                                                                          2007       $18.711      $18.664       16,541
                                                                          2008       $18.664      $11.783       16,138
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.945        1,109
                                                                          2006       $10.945      $13.282        1,819
                                                                          2007       $13.282      $15.926        1,561
                                                                          2008       $15.926       $9.897        1,337
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.724            0
                                                                          2006       $10.724      $12.754          599
                                                                          2007       $12.754      $12.009          595
                                                                          2008       $12.009       $6.960          782
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.881       12,903
                                                                          2006       $11.881      $13.009       17,162
                                                                          2007       $13.009      $14.993       24,941
                                                                          2008       $14.993       $8.443       23,792

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.55



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.080        7,580
                                                                          2006       $11.080      $12.288       14,335
                                                                          2007       $12.288      $13.504       12,769
                                                                          2008       $13.504       $7.709       11,093
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.466        1,658
                                                                          2006       $10.466      $11.418        5,694
                                                                          2007       $11.418      $11.504        6,586
                                                                          2008       $11.504       $8.462        4,473
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.099        2,565
                                                                          2006       $12.099      $13.364        3,963
                                                                          2007       $13.364      $15.144        3,800
                                                                          2008       $15.144       $8.986        3,758
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.203        2,709
                                                                          2007       $10.203      $10.522        4,860
                                                                          2008       $10.522      $10.625        4,961
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.144        3,696
                                                                          2006       $11.144      $11.520        6,340
                                                                          2007       $11.520      $12.940        4,802
                                                                          2008       $12.940       $8.224        5,027
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.685        5,890
                                                                          2005       $10.685      $10.847       15,698
                                                                          2006       $10.847      $11.657       18,903
                                                                          2007       $11.657      $11.764       17,623
                                                                          2008       $11.764       $8.857       17,194
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.229          937
                                                                          2005       $11.229      $11.211       16,340
                                                                          2006       $11.211      $13.026       18,775
                                                                          2007       $13.026      $13.279       18,706
                                                                          2008       $13.279       $9.178       18,045
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.370          207
                                                                          2006       $11.370      $13.749        1,321
                                                                          2007       $13.749      $15.109        2,450
                                                                          2008       $15.109      $10.621        2,455

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.55



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.941          840
                                                                          2005       $10.941      $11.886       11,565
                                                                          2006       $11.886      $13.826       13,529
                                                                          2007       $13.826      $14.057       13,239
                                                                          2008       $14.057       $8.686       12,640
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.508          773
                                                                          2005       $11.508      $12.458       12,780
                                                                          2006       $12.458      $14.867       18,523
                                                                          2007       $14.867      $16.865       15,816
                                                                          2008       $16.865       $9.880       15,463
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.514        3,085
                                                                          2006       $10.514      $12.669        5,262
                                                                          2007       $12.669      $12.480        8,827
                                                                          2008       $12.480       $8.128        7,885
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.366        2,717
                                                                          2006       $11.366      $12.974        2,904
                                                                          2007       $12.974      $13.086        2,894
                                                                          2008       $13.086       $8.137        1,966
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.333       11,367
                                                                          2006       $11.333      $12.502       14,355
                                                                          2007       $12.502      $10.230       14,320
                                                                          2008       $10.230       $6.650       12,453
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.261        6,856
                                                                          2006       $11.261      $12.492       13,475
                                                                          2007       $12.492      $11.985       12,846
                                                                          2008       $11.985       $7.474       10,700
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.488          404
                                                                          2007        $9.488      $11.479          467
                                                                          2008       $11.479       $6.333        1,099

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.55



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.699            0
                                                                          2007       $10.699      $11.114            0
                                                                          2008       $11.114       $9.319          202
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.115            0
                                                                          2007       $10.115      $10.989            0
                                                                          2008       $10.989      $10.027          593
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.297        8,654
                                                                          2007       $10.297      $10.993       14,000
                                                                          2008       $10.993      $11.311        4,457
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.307        1,192
                                                                          2004       $11.307      $12.022        5,170
                                                                          2005       $12.022      $12.286        6,514
                                                                          2006       $12.286      $13.512        6,636
                                                                          2007       $13.512      $13.403        6,649
                                                                          2008       $13.403       $7.806        7,295
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.281            0
                                                                          2004       $12.281      $13.408        3,765
                                                                          2005       $13.408      $13.864        3,723
                                                                          2006       $13.864      $15.791        3,657
                                                                          2007       $15.791      $14.578        1,586
                                                                          2008       $14.578       $8.781        1,821
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.650        3,657
                                                                          2004       $12.650      $14.443        8,072
                                                                          2005       $14.443      $15.923       10,263
                                                                          2006       $15.923      $19.984        9,992
                                                                          2007       $19.984      $21.277        7,420
                                                                          2008       $21.277      $11.718        7,073
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.147            0
                                                                          2004       $12.147      $13.444            0
                                                                          2005       $13.444      $14.374            0
                                                                          2006       $14.374      $16.093            0
                                                                          2007       $16.093      $14.994            0
                                                                          2008       $14.994       $8.906            0

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.55



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.915        3,664
                                                                          2006       $10.915      $12.443        9,942
                                                                          2007       $12.443      $11.627        9,614
                                                                          2008       $11.627       $6.311        9,101
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.716          298
                                                                          2004       $11.716      $12.091        4,319
                                                                          2005       $12.091      $12.558        4,848
                                                                          2006       $12.558      $13.011        5,117
                                                                          2007       $13.011      $13.489        3,665
                                                                          2008       $13.489       $8.346        3,543



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value
     - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.55% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub- Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.55

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 1.6



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.193        61,935
                                                                          2004       $12.193      $13.468        84,626
                                                                          2005       $13.468      $16.234        78,098
                                                                          2006       $16.234      $17.162        84,452
                                                                          2007       $17.162      $20.121        70,816
                                                                          2008       $20.121      $10.077        69,826
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.219       370,921
                                                                          2004       $12.219      $12.985       593,089
                                                                          2005       $12.985      $13.436       587,556
                                                                          2006       $13.436      $14.625       523,933
                                                                          2007       $14.625      $14.922       477,295
                                                                          2008       $14.922       $9.312       408,515
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.844       383,335
                                                                          2004       $11.844      $12.896       563,235
                                                                          2005       $12.896      $14.932       558,613
                                                                          2006       $14.932      $15.240       539,817
                                                                          2007       $15.240      $17.845       485,775
                                                                          2008       $17.845       $9.157       435,365
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.648       115,872
                                                                          2004       $12.648      $13.971       144,798
                                                                          2005       $13.971      $14.869       124,317
                                                                          2006       $14.869      $18.967       109,160
                                                                          2007       $18.967      $21.483        90,999
                                                                          2008       $21.483      $12.059        59,683

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 1.6



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.560        35,755
                                                                          2004       $12.560      $13.851        43,351
                                                                          2005       $13.851      $14.480        41,510
                                                                          2006       $14.480      $16.831        34,505
                                                                          2007       $16.831      $19.285        28,403
                                                                          2008       $19.285      $10.614        27,637
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.927       217,921
                                                                          2004       $12.927      $14.556       386,604
                                                                          2005       $14.556      $15.178       423,825
                                                                          2006       $15.178      $18.128       406,602
                                                                          2007       $18.128      $19.006       355,135
                                                                          2008       $19.006      $10.996       292,447
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.293       168,118
                                                                          2004       $11.293      $12.152       229,257
                                                                          2005       $12.152      $12.164       200,736
                                                                          2006       $12.164      $13.023       180,513
                                                                          2007       $13.023      $13.288       163,166
                                                                          2008       $13.288      $10.023       141,061
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.626       214,961
                                                                          2004       $11.626      $12.642       246,783
                                                                          2005       $12.642      $13.249       186,933
                                                                          2006       $13.249      $14.829       154,684
                                                                          2007       $14.829      $14.980       126,485
                                                                          2008       $14.980      $10.821        88,670
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.276       526,446
                                                                          2004       $10.276      $10.604       909,171
                                                                          2005       $10.604      $10.735     1,009,551
                                                                          2006       $10.735      $11.106     1,103,429
                                                                          2007       $11.106      $11.532     1,103,099
                                                                          2008       $11.532      $10.293       897,151
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.984       574,826
                                                                          2004        $9.984       $9.920       954,804
                                                                          2005        $9.920       $9.890     1,059,818
                                                                          2006        $9.890      $10.105     1,027,297
                                                                          2007       $10.105      $10.201       930,092
                                                                          2008       $10.201       $8.494       799,489

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 1.6



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.902       416,006
                                                                          2004        $9.902       $9.785       608,186
                                                                          2005        $9.785       $9.854       704,574
                                                                          2006        $9.854      $10.099       688,247
                                                                          2007       $10.099      $10.381       836,583
                                                                          2008       $10.381      $10.418       944,549
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.073       547,466
                                                                          2004       $12.073      $13.077       702,177
                                                                          2005       $13.077      $13.413       684,206
                                                                          2006       $13.413      $15.178       613,720
                                                                          2007       $15.178      $15.650       546,807
                                                                          2008       $15.650       $9.642       544,019
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $11.993       215,575
                                                                          2004       $11.993      $12.970       293,243
                                                                          2005       $12.970      $13.766       263,391
                                                                          2006       $13.766      $15.514       264,572
                                                                          2007       $15.514      $16.511       242,918
                                                                          2008       $16.511      $12.291       241,105
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.466        54,147
                                                                          2004       $11.466      $13.545        68,278
                                                                          2005       $13.545      $15.212        73,643
                                                                          2006       $15.212      $17.933        70,934
                                                                          2007       $17.933      $21.140        48,527
                                                                          2008       $21.140      $13.817        42,693
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.281        30,598
                                                                          2004       $11.281      $12.196        89,265
                                                                          2005       $12.196      $13.431        89,271
                                                                          2006       $13.431      $14.617        86,866
                                                                          2007       $14.617      $15.272        76,596
                                                                          2008       $15.272      $12.752        64,245
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.862        71,008
                                                                          2004       $14.862      $17.952       111,634
                                                                          2005       $17.952      $23.586       132,293
                                                                          2006       $23.586      $31.775       150,988
                                                                          2007       $31.775      $43.828       131,533
                                                                          2008       $43.828      $18.619        92,473

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 1.6



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.582       117,972
                                                                          2004       $11.582      $12.685       219,831
                                                                          2005       $12.685      $13.378       284,190
                                                                          2006       $13.378      $14.792       302,006
                                                                          2007       $14.792      $15.014       233,588
                                                                          2008       $15.014      $11.401       210,875
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.675       138,503
                                                                          2004       $11.675      $12.318       236,992
                                                                          2005       $12.318      $13.971       219,751
                                                                          2006       $13.971      $14.244       207,752
                                                                          2007       $14.244      $17.019       180,460
                                                                          2008       $17.019       $8.466       149,586
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.209       144,041
                                                                          2004       $12.209      $13.522       338,179
                                                                          2005       $13.522      $14.871       478,749
                                                                          2006       $14.871      $17.747       485,462
                                                                          2007       $17.747      $19.132       430,629
                                                                          2008       $19.132      $13.352       350,871
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.724        34,936
                                                                          2007       $10.724      $12.033        59,894
                                                                          2008       $12.033       $6.083        36,073
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.071       221,205
                                                                          2004       $13.071      $15.595       350,134
                                                                          2005       $15.595      $17.966       365,037
                                                                          2006       $17.966      $19.257       361,315
                                                                          2007       $19.257      $23.187       317,263
                                                                          2008       $23.187      $12.110       252,202

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 1.6



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.575       197,028
                                                                          2004       $13.575      $15.858       274,833
                                                                          2005       $15.858      $17.582       272,789
                                                                          2006       $17.582      $19.312       262,092
                                                                          2007       $19.312      $19.526       226,867
                                                                          2008       $19.526      $11.422       191,537
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.363       348,116
                                                                          2004       $13.363      $15.030       504,735
                                                                          2005       $15.030      $16.555       528,435
                                                                          2006       $16.555      $19.613       525,273
                                                                          2007       $19.613      $20.752       453,633
                                                                          2008       $20.752      $11.938       399,240
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.742       178,185
                                                                          2004       $12.742      $17.028       357,931
                                                                          2005       $17.028      $19.525       373,998
                                                                          2006       $19.525      $26.401       347,422
                                                                          2007       $26.401      $21.447       301,144
                                                                          2008       $21.447      $13.047       254,512
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.820        73,814
                                                                          2004       $12.820      $14.466       104,150
                                                                          2005       $14.466      $15.786        87,685
                                                                          2006       $15.786      $16.268        86,803
                                                                          2007       $16.268      $18.787        85,796
                                                                          2008       $18.787       $9.809        76,994
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.483       898,393
                                                                          2004       $12.483      $14.396     1,533,840
                                                                          2005       $14.396      $14.720     1,692,330
                                                                          2006       $14.720      $16.777     1,579,414
                                                                          2007       $16.777      $16.092     1,433,747
                                                                          2008       $16.092      $10.145     1,216,650
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.381       531,549
                                                                          2004       $12.381      $13.876       968,432
                                                                          2005       $13.876      $14.953     1,018,304
                                                                          2006       $14.953      $17.032       950,406
                                                                          2007       $17.032      $17.148       814,975
                                                                          2008       $17.148      $11.416       710,538

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 1.6



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.813       225,398
                                                                          2004       $11.813      $12.388       273,736
                                                                          2005       $12.388      $13.096       257,568
                                                                          2006       $13.096      $13.200       227,629
                                                                          2007       $13.200      $15.120       187,277
                                                                          2008       $15.120       $7.556       165,737
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.878       138,446
                                                                          2004       $12.878      $14.019       249,632
                                                                          2005       $14.019      $14.516       226,779
                                                                          2006       $14.516      $16.102       206,748
                                                                          2007       $16.102      $16.028       182,860
                                                                          2008       $16.028       $7.570       175,621
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.226       102,343
                                                                          2004       $12.226      $12.768       118,640
                                                                          2005       $12.768      $13.615        92,533
                                                                          2006       $13.615      $14.182        84,229
                                                                          2007       $14.182      $15.561        63,558
                                                                          2008       $15.561       $8.768        54,320
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.768        77,159
                                                                          2007       $10.768      $11.407        66,993
                                                                          2008       $11.407       $7.806        63,148
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.789        18,120
                                                                          2005       $10.789      $11.367        30,705
                                                                          2006       $11.367      $12.390        23,131
                                                                          2007       $12.390      $13.297        20,634
                                                                          2008       $13.297       $9.313        14,494
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.437       150,818
                                                                          2004       $12.437      $13.989       221,062
                                                                          2005       $13.989      $15.338       246,517
                                                                          2006       $15.338      $14.877       241,377
                                                                          2007       $14.877      $16.460       233,850
                                                                          2008       $16.460       $9.279       189,011

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 1.6



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.271       401,539
                                                                          2004       $12.271      $13.404       511,264
                                                                          2005       $13.404      $13.770       489,546
                                                                          2006       $13.770      $15.821       431,729
                                                                          2007       $15.821      $16.291       376,960
                                                                          2008       $16.291       $9.488       325,975
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.862        86,632
                                                                          2006       $11.862      $15.741       189,365
                                                                          2007       $15.741      $16.321       211,417
                                                                          2008       $16.321       $7.488       195,684
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.472       161,943
                                                                          2004       $11.472      $12.207       199,308
                                                                          2005       $12.207      $13.769       197,532
                                                                          2006       $13.769      $13.436       172,369
                                                                          2007       $13.436      $14.991       156,130
                                                                          2008       $14.991       $8.860       143,447
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.595       274,965
                                                                          2004       $13.595      $15.899       410,042
                                                                          2005       $15.899      $16.651       433,022
                                                                          2006       $16.651      $18.676       415,530
                                                                          2007       $18.676      $18.620       380,310
                                                                          2008       $18.620      $11.749       324,217
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.941        15,832
                                                                          2006       $10.941      $13.270        23,344
                                                                          2007       $13.270      $15.904        30,808
                                                                          2008       $15.904       $9.878        48,081
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.720         8,804
                                                                          2006       $10.720      $12.743        34,477
                                                                          2007       $12.743      $11.993        32,222
                                                                          2008       $11.993       $6.947        25,441
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.876       128,269
                                                                          2006       $11.876      $12.998       198,759
                                                                          2007       $12.998      $14.973       230,214
                                                                          2008       $14.973       $8.427       265,255

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 1.6



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.076        23,495
                                                                          2006       $11.076      $12.277        54,782
                                                                          2007       $12.277      $13.486        56,369
                                                                          2008       $13.486       $7.695        60,276
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.463        24,058
                                                                          2006       $10.463      $11.409        44,256
                                                                          2007       $11.409      $11.488        48,022
                                                                          2008       $11.488       $8.446        43,228
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.095        46,521
                                                                          2006       $12.095      $13.352        87,873
                                                                          2007       $13.352      $15.123        82,129
                                                                          2008       $15.123       $8.970        72,737
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.200        13,970
                                                                          2007       $10.200      $10.513       111,459
                                                                          2008       $10.513      $10.610       367,684
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.140         5,522
                                                                          2006       $11.140      $11.510        16,179
                                                                          2007       $11.510      $12.922        14,761
                                                                          2008       $12.922       $8.209        28,562
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.681        73,675
                                                                          2005       $10.681      $10.838        95,386
                                                                          2006       $10.838      $11.641        91,682
                                                                          2007       $11.641      $11.742        86,499
                                                                          2008       $11.742       $8.836        75,011
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.225        65,570
                                                                          2005       $11.225      $11.202       185,049
                                                                          2006       $11.202      $13.008       238,471
                                                                          2007       $13.008      $13.254       255,837
                                                                          2008       $13.254       $9.156       245,214
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.366        24,927
                                                                          2006       $11.366      $13.737        31,082
                                                                          2007       $13.737      $15.088        49,812
                                                                          2008       $15.088      $10.601        59,854

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 1.6



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.937        54,470
                                                                          2005       $10.937      $11.875       120,041
                                                                          2006       $11.875      $13.807       135,146
                                                                          2007       $13.807      $14.031       136,965
                                                                          2008       $14.031       $8.666       133,034
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.504        52,429
                                                                          2005       $11.504      $12.447       173,728
                                                                          2006       $12.447      $14.847       227,817
                                                                          2007       $14.847      $16.833       214,641
                                                                          2008       $16.833       $9.856       217,770
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.510        25,428
                                                                          2006       $10.510      $12.659        70,169
                                                                          2007       $12.659      $12.463        67,358
                                                                          2008       $12.463       $8.113        53,313
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.362        44,698
                                                                          2006       $11.362      $12.963        49,736
                                                                          2007       $12.963      $13.068        39,835
                                                                          2008       $13.068       $8.122        37,011
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.329        52,794
                                                                          2006       $11.329      $12.492       113,695
                                                                          2007       $12.492      $10.216       109,245
                                                                          2008       $10.216       $6.638        96,357
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.257        18,819
                                                                          2006       $11.257      $12.481        45,956
                                                                          2007       $12.481      $11.969        57,135
                                                                          2008       $11.969       $7.460        57,686
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.484        33,890
                                                                          2007        $9.484      $11.469        17,853
                                                                          2008       $11.469       $6.324        63,070

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 1.6



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.696         2,821
                                                                          2007       $10.696      $11.105         4,937
                                                                          2008       $11.105       $9.307        14,398
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.111         7,240
                                                                          2007       $10.111      $10.979        64,914
                                                                          2008       $10.979      $10.014       122,143
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.293        60,346
                                                                          2007       $10.293      $10.983       155,006
                                                                          2008       $10.983      $11.295       251,545
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.303        80,721
                                                                          2004       $11.303      $12.012        96,823
                                                                          2005       $12.012      $12.270       100,498
                                                                          2006       $12.270      $13.487        77,063
                                                                          2007       $13.487      $13.371        67,710
                                                                          2008       $13.371       $7.784        52,794
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.276       110,638
                                                                          2004       $12.276      $13.396       123,948
                                                                          2005       $13.396      $13.845       103,872
                                                                          2006       $13.845      $15.762        94,372
                                                                          2007       $15.762      $14.543        82,711
                                                                          2008       $14.543       $8.756        76,589
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.645       212,107
                                                                          2004       $12.645      $14.430       336,087
                                                                          2005       $14.430      $15.902       355,556
                                                                          2006       $15.902      $19.947       357,451
                                                                          2007       $19.947      $21.227       346,127
                                                                          2008       $21.227      $11.684       307,637
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.142        12,782
                                                                          2004       $12.142      $13.433        12,695
                                                                          2005       $13.433      $14.355        10,818
                                                                          2006       $14.355      $16.063         8,811
                                                                          2007       $16.063      $14.959         7,412
                                                                          2008       $14.959       $8.881         3,597

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 1.6



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.911        21,809
                                                                          2006       $10.911      $12.432        38,307
                                                                          2007       $12.432      $11.612        44,470
                                                                          2008       $11.612       $6.299        47,112
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.712       200,908
                                                                          2004       $11.712      $12.081       265,523
                                                                          2005       $12.081      $12.541       262,613
                                                                          2006       $12.541      $12.987       232,496
                                                                          2007       $12.987      $13.457       195,573
                                                                          2008       $13.457       $8.322       162,064



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value
     - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity Series II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return
     - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.60% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub- Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 1.6

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.65



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.188          38
                                                                          2004       $12.188      $13.457          37
                                                                          2005       $13.457      $16.212          37
                                                                          2006       $16.212      $17.130         414
                                                                          2007       $17.130      $20.073           0
                                                                          2008       $20.073      $10.048           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.214      29,230
                                                                          2004       $12.214      $12.974      42,426
                                                                          2005       $12.974      $13.418      42,667
                                                                          2006       $13.418      $14.598      35,818
                                                                          2007       $14.598      $14.887      34,950
                                                                          2008       $14.887       $9.285      31,455
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.840       3,876
                                                                          2004       $11.840      $12.885      12,034
                                                                          2005       $12.885      $14.912      20,762
                                                                          2006       $14.912      $15.212      19,955
                                                                          2007       $15.212      $17.803      18,814
                                                                          2008       $17.803       $9.131      19,933
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.643       4,174
                                                                          2004       $12.643      $13.959       6,513
                                                                          2005       $13.959      $14.849       6,840
                                                                          2006       $14.849      $18.931       6,340
                                                                          2007       $18.931      $21.432       5,761
                                                                          2008       $21.432      $12.024       5,450

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.65



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.556       3,446
                                                                          2004       $12.556      $13.839       5,895
                                                                          2005       $13.839      $14.460       6,095
                                                                          2006       $14.460      $16.799       6,044
                                                                          2007       $16.799      $19.240       5,831
                                                                          2008       $19.240      $10.583       5,730
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.923       3,343
                                                                          2004       $12.923      $14.543       7,012
                                                                          2005       $14.543      $15.158       8,447
                                                                          2006       $15.158      $18.094       8,149
                                                                          2007       $18.094      $18.961       7,279
                                                                          2008       $18.961      $10.965       6,775
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.289      11,891
                                                                          2004       $11.289      $12.141      17,458
                                                                          2005       $12.141      $12.148      11,932
                                                                          2006       $12.148      $12.999      10,567
                                                                          2007       $12.999      $13.256      10,434
                                                                          2008       $13.256       $9.994       9,977
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.622         874
                                                                          2004       $11.622      $12.631       1,852
                                                                          2005       $12.631      $13.232       1,841
                                                                          2006       $13.232      $14.802       1,720
                                                                          2007       $14.802      $14.944       1,712
                                                                          2008       $14.944      $10.790       1,702
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.272      13,312
                                                                          2004       $10.272      $10.595      43,413
                                                                          2005       $10.595      $10.721      54,063
                                                                          2006       $10.721      $11.086      43,694
                                                                          2007       $11.086      $11.504      42,917
                                                                          2008       $11.504      $10.264      44,087
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.981      28,671
                                                                          2004        $9.981       $9.912      36,006
                                                                          2005        $9.912       $9.877      33,836
                                                                          2006        $9.877      $10.086      34,411
                                                                          2007       $10.086      $10.177      32,992
                                                                          2008       $10.177       $8.469      26,542

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.65



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.899      44,250
                                                                          2004        $9.899       $9.777      45,822
                                                                          2005        $9.777       $9.841      61,920
                                                                          2006        $9.841      $10.081      60,617
                                                                          2007       $10.081      $10.356      56,312
                                                                          2008       $10.356      $10.388      50,704
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.069       9,175
                                                                          2004       $12.069      $13.066      25,185
                                                                          2005       $13.066      $13.395      80,663
                                                                          2006       $13.395      $15.149      81,629
                                                                          2007       $15.149      $15.613      80,162
                                                                          2008       $15.613       $9.614      75,601
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $11.989       8,088
                                                                          2004       $11.989      $12.959      10,334
                                                                          2005       $12.959      $13.747       8,465
                                                                          2006       $13.747      $15.485       7,891
                                                                          2007       $15.485      $16.472       7,330
                                                                          2008       $16.472      $12.255       5,907
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.462         404
                                                                          2004       $11.462      $13.534       1,334
                                                                          2005       $13.534      $15.192       1,360
                                                                          2006       $15.192      $17.900       1,248
                                                                          2007       $17.900      $21.090       1,109
                                                                          2008       $21.090      $13.777       1,143
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.277         228
                                                                          2004       $11.277      $12.185         756
                                                                          2005       $12.185      $13.413       1,761
                                                                          2006       $13.413      $14.590       1,751
                                                                          2007       $14.590      $15.235       1,723
                                                                          2008       $15.235      $12.715       1,638
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.857         639
                                                                          2004       $14.857      $17.937       1,524
                                                                          2005       $17.937      $23.554       1,532
                                                                          2006       $23.554      $31.716       1,589
                                                                          2007       $31.716      $43.724       1,270
                                                                          2008       $43.724      $18.565         965

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.65



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.671       3,421
                                                                          2004       $11.671      $12.307       9,249
                                                                          2005       $12.307      $13.952       9,435
                                                                          2006       $13.952      $14.218       9,395
                                                                          2007       $14.218      $16.978       9,550
                                                                          2008       $16.978       $8.441       9,363
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.579       4,530
                                                                          2004       $11.579      $12.675       8,394
                                                                          2005       $12.675      $13.360      11,710
                                                                          2006       $13.360      $14.765      11,431
                                                                          2007       $14.765      $14.979      10,811
                                                                          2008       $14.979      $11.368      10,618
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.205       9,002
                                                                          2004       $12.205      $13.510      16,072
                                                                          2005       $13.510      $14.851      21,812
                                                                          2006       $14.851      $17.714      23,913
                                                                          2007       $17.714      $19.087      23,577
                                                                          2008       $19.087      $13.313      22,960
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.720           0
                                                                          2007       $10.720      $12.023         772
                                                                          2008       $12.023       $6.075         246
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.067       5,895
                                                                          2004       $13.067      $15.582      14,663
                                                                          2005       $15.582      $17.941      13,905
                                                                          2006       $17.941      $19.221      13,700
                                                                          2007       $19.221      $23.132      12,057
                                                                          2008       $23.132      $12.076       9,098

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.65



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.570       5,310
                                                                          2004       $13.570      $15.845      12,824
                                                                          2005       $15.845      $17.558      12,546
                                                                          2006       $17.558      $19.276      12,441
                                                                          2007       $19.276      $19.480      11,050
                                                                          2008       $19.480      $11.389      10,732
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.359       9,238
                                                                          2004       $13.359      $15.018      14,116
                                                                          2005       $15.018      $16.533      18,484
                                                                          2006       $16.533      $19.577      18,870
                                                                          2007       $19.577      $20.702      17,661
                                                                          2008       $20.702      $11.904      14,968
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.737       1,631
                                                                          2004       $12.737      $17.013       5,949
                                                                          2005       $17.013      $19.499       9,640
                                                                          2006       $19.499      $26.352       9,040
                                                                          2007       $26.352      $21.396       8,422
                                                                          2008       $21.396      $13.009       8,579
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.816       7,172
                                                                          2004       $12.816      $14.454       7,754
                                                                          2005       $14.454      $15.765       7,320
                                                                          2006       $15.765      $16.238       5,454
                                                                          2007       $16.238      $18.742       5,371
                                                                          2008       $18.742       $9.781       5,112
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.479      37,053
                                                                          2004       $12.479      $14.384      64,842
                                                                          2005       $14.384      $14.700      78,954
                                                                          2006       $14.700      $16.746      78,985
                                                                          2007       $16.746      $16.054      73,591
                                                                          2008       $16.054      $10.116      66,042
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.377      31,722
                                                                          2004       $12.377      $13.865      48,885
                                                                          2005       $13.865      $14.933      49,163
                                                                          2006       $14.933      $17.001      39,602
                                                                          2007       $17.001      $17.107      38,697
                                                                          2008       $17.107      $11.383      37,668

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.65



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.809       4,759
                                                                          2004       $11.809      $12.378       7,793
                                                                          2005       $12.378      $13.079      10,109
                                                                          2006       $13.079      $13.176      10,083
                                                                          2007       $13.176      $15.084       9,907
                                                                          2008       $15.084       $7.534       9,573
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.874       1,144
                                                                          2004       $12.874      $14.007       5,888
                                                                          2005       $14.007      $14.496       6,637
                                                                          2006       $14.496      $16.072       6,156
                                                                          2007       $16.072      $15.989       6,210
                                                                          2008       $15.989       $7.548       7,503
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.222       1,004
                                                                          2004       $12.222      $12.757       1,335
                                                                          2005       $12.757      $13.597       1,686
                                                                          2006       $13.597      $14.156       1,677
                                                                          2007       $14.156      $15.524       1,611
                                                                          2008       $15.524       $8.743       1,599
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.764      10,679
                                                                          2007       $10.764      $11.397      10,635
                                                                          2008       $11.397       $7.795       8,670
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.786         177
                                                                          2005       $10.786      $11.357       1,941
                                                                          2006       $11.357      $12.373       1,932
                                                                          2007       $12.373      $13.272       1,925
                                                                          2008       $13.272       $9.291       1,917
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.433       6,650
                                                                          2004       $12.433      $13.977      12,752
                                                                          2005       $13.977      $15.317      12,193
                                                                          2006       $15.317      $14.850      12,009
                                                                          2007       $14.850      $16.421      11,658
                                                                          2008       $16.421       $9.252       5,908

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.65



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.267       7,287
                                                                          2004       $12.267      $13.393      12,582
                                                                          2005       $13.393      $13.751      13,389
                                                                          2006       $13.751      $15.791      12,166
                                                                          2007       $15.791      $16.253      10,529
                                                                          2008       $16.253       $9.461       9,411
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.858       6,883
                                                                          2006       $11.858      $15.728       5,318
                                                                          2007       $15.728      $16.299       6,047
                                                                          2008       $16.299       $7.474       4,677
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.468       2,751
                                                                          2004       $11.468      $12.197       3,106
                                                                          2005       $12.197      $13.750       3,119
                                                                          2006       $13.750      $13.411       3,141
                                                                          2007       $13.411      $14.955       3,108
                                                                          2008       $14.955       $8.834       3,137
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.591       3,449
                                                                          2004       $13.591      $15.885       7,652
                                                                          2005       $15.885      $16.628      12,394
                                                                          2006       $16.628      $18.641      13,316
                                                                          2007       $18.641      $18.576      13,207
                                                                          2008       $18.576      $11.715       9,876
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.937       5,782
                                                                          2006       $10.937      $13.259       5,753
                                                                          2007       $13.259      $15.883       5,763
                                                                          2008       $15.883       $9.860       5,744
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.717           0
                                                                          2006       $10.717      $12.732         184
                                                                          2007       $12.732      $11.976         183
                                                                          2008       $11.976       $6.934         181
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.872       7,206
                                                                          2006       $11.872      $12.987       9,608
                                                                          2007       $12.987      $14.952      10,041
                                                                          2008       $14.952       $8.411       6,445

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.65



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.073       1,493
                                                                          2006       $11.073      $12.267       2,198
                                                                          2007       $12.267      $13.468       2,788
                                                                          2008       $13.468       $7.681       2,017
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.459         389
                                                                          2006       $10.459      $11.399         720
                                                                          2007       $11.399      $11.473         490
                                                                          2008       $11.473       $8.430         490
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.091       8,478
                                                                          2006       $12.091      $13.341       6,087
                                                                          2007       $13.341      $15.103       5,851
                                                                          2008       $15.103       $8.953       5,548
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.196           0
                                                                          2007       $10.196      $10.504         265
                                                                          2008       $10.504      $10.596      31,344
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.136           0
                                                                          2006       $11.136      $11.501           0
                                                                          2007       $11.501      $12.905         504
                                                                          2008       $12.905       $8.194         129
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.677       5,103
                                                                          2005       $10.677      $10.829       6,128
                                                                          2006       $10.829      $11.625       5,895
                                                                          2007       $11.625      $11.720       5,669
                                                                          2008       $11.720       $8.815       3,965
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.221           0
                                                                          2005       $11.221      $11.192      17,818
                                                                          2006       $11.192      $12.991      20,137
                                                                          2007       $12.991      $13.229      19,765
                                                                          2008       $13.229       $9.135      18,890
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.362       2,061
                                                                          2006       $11.362      $13.725       2,051
                                                                          2007       $13.725      $15.068       2,388
                                                                          2008       $15.068      $10.582       2,321

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.65



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.933           0
                                                                          2005       $10.933      $11.865         548
                                                                          2006       $11.865      $13.789         976
                                                                          2007       $13.789      $14.004         517
                                                                          2008       $14.004       $8.645         483
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.500         452
                                                                          2005       $11.500      $12.437      14,246
                                                                          2006       $12.437      $14.827      14,189
                                                                          2007       $14.827      $16.802      12,746
                                                                          2008       $16.802       $9.833      12,796
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.506         949
                                                                          2006       $10.506      $12.648       1,273
                                                                          2007       $12.648      $12.446       1,277
                                                                          2008       $12.446       $8.098         230
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.358       4,856
                                                                          2006       $11.358      $12.952       2,327
                                                                          2007       $12.952      $13.050       2,202
                                                                          2008       $13.050       $8.107       2,190
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.325       4,549
                                                                          2006       $11.325      $12.481       4,917
                                                                          2007       $12.481      $10.203       4,814
                                                                          2008       $10.203       $6.626       4,772
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.253       4,225
                                                                          2006       $11.253      $12.471       4,241
                                                                          2007       $12.471      $11.953       4,793
                                                                          2008       $11.953       $7.446       3,921
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.481       1,661
                                                                          2007        $9.481      $11.459       1,580
                                                                          2008       $11.459       $6.315       1,497

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.65



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.692         105
                                                                          2007       $10.692      $11.095         104
                                                                          2008       $11.095       $9.294         103
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.108         316
                                                                          2007       $10.108      $10.970         314
                                                                          2008       $10.970      $10.000         311
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.290         166
                                                                          2007       $10.290      $10.974       1,181
                                                                          2008       $10.974      $11.280         322
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.300         437
                                                                          2004       $11.300      $12.002       4,389
                                                                          2005       $12.002      $12.253       6,373
                                                                          2006       $12.253      $13.462       6,297
                                                                          2007       $13.462      $13.339       6,035
                                                                          2008       $13.339       $7.761       5,683
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.272          96
                                                                          2004       $12.272      $13.385         387
                                                                          2005       $13.385      $13.826         506
                                                                          2006       $13.826      $15.732         259
                                                                          2007       $15.732      $14.509         178
                                                                          2008       $14.509       $8.730         236
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.641       1,220
                                                                          2004       $12.641      $14.418       5,897
                                                                          2005       $14.418      $15.880       6,991
                                                                          2006       $15.880      $19.910       6,816
                                                                          2007       $19.910      $21.177       6,443
                                                                          2008       $21.177      $11.650       5,709
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.138           0
                                                                          2004       $12.138      $13.421           0
                                                                          2005       $13.421      $14.335           0
                                                                          2006       $14.335      $16.033           0
                                                                          2007       $16.033      $14.923           0
                                                                          2008       $14.923       $8.855           0

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.65



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.907       1,636
                                                                          2006       $10.907      $12.422       1,634
                                                                          2007       $12.422      $11.596       2,032
                                                                          2008       $11.596       $6.288       1,766
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.708       5,894
                                                                          2004       $11.708      $12.071      10,216
                                                                          2005       $12.071      $12.524       8,665
                                                                          2006       $12.524      $12.962       8,602
                                                                          2007       $12.962      $13.425       8,237
                                                                          2008       $13.425       $8.298       8,246



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income
     - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub- Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.65% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub- Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.65

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.184           0
                                                                          2004       $12.184      $13.445           0
                                                                          2005       $13.445      $16.190           0
                                                                          2006       $16.190      $17.098           0
                                                                          2007       $17.098      $20.025           0
                                                                          2008       $20.025      $10.019           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.210       2,362
                                                                          2004       $12.210      $12.963       3,489
                                                                          2005       $12.963      $13.400       3,905
                                                                          2006       $13.400      $14.571       3,888
                                                                          2007       $14.571      $14.852       3,858
                                                                          2008       $14.852       $9.258       3,859
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.836           0
                                                                          2004       $11.836      $12.874       1,490
                                                                          2005       $12.874      $14.892       2,700
                                                                          2006       $14.892      $15.184       3,082
                                                                          2007       $15.184      $17.761       2,919
                                                                          2008       $17.761       $9.105       2,996
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.639           0
                                                                          2004       $12.639      $13.948           0
                                                                          2005       $13.948      $14.829           0
                                                                          2006       $14.829      $18.896           0
                                                                          2007       $18.896      $21.381           0
                                                                          2008       $21.381      $11.989           0

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.551           0
                                                                          2004       $12.551      $13.827           0
                                                                          2005       $13.827      $14.440           0
                                                                          2006       $14.440      $16.768           0
                                                                          2007       $16.768      $19.194           0
                                                                          2008       $19.194      $10.553           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.918       1,573
                                                                          2004       $12.918      $14.531       2,107
                                                                          2005       $14.531      $15.137       1,743
                                                                          2006       $15.137      $18.060       1,743
                                                                          2007       $18.060      $18.916       1,743
                                                                          2008       $18.916      $10.933       1,742
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.285         110
                                                                          2004       $11.285      $12.131         110
                                                                          2005       $12.131      $12.131         110
                                                                          2006       $12.131      $12.975         110
                                                                          2007       $12.975      $13.225         110
                                                                          2008       $13.225       $9.965         110
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.618           0
                                                                          2004       $11.618      $12.621           0
                                                                          2005       $12.621      $13.214       4,957
                                                                          2006       $13.214      $14.774       4,935
                                                                          2007       $14.774      $14.909       4,915
                                                                          2008       $14.909      $10.759       4,893
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.269       1,254
                                                                          2004       $10.269      $10.586       5,527
                                                                          2005       $10.586      $10.706       8,409
                                                                          2006       $10.706      $11.065      31,722
                                                                          2007       $11.065      $11.477      28,459
                                                                          2008       $11.477      $10.234      23,356
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.977           0
                                                                          2004        $9.977       $9.903         444
                                                                          2005        $9.903       $9.864       1,106
                                                                          2006        $9.864      $10.067       1,149
                                                                          2007       $10.067      $10.153       1,199
                                                                          2008       $10.153       $8.445       1,032

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.896           0
                                                                          2004        $9.896       $9.768       2,241
                                                                          2005        $9.768       $9.827       3,269
                                                                          2006        $9.827      $10.062      13,161
                                                                          2007       $10.062      $10.331      11,819
                                                                          2008       $10.331      $10.358       8,716
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.065           0
                                                                          2004       $12.065      $13.055           0
                                                                          2005       $13.055      $13.377         211
                                                                          2006       $13.377      $15.121       4,198
                                                                          2007       $15.121      $15.576       3,874
                                                                          2008       $15.576       $9.586       4,110
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $11.985       4,704
                                                                          2004       $11.985      $12.948       3,259
                                                                          2005       $12.948      $13.728       3,259
                                                                          2006       $13.728      $15.456       3,626
                                                                          2007       $15.456      $16.432       3,624
                                                                          2008       $16.432      $12.220       3,568
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.458           0
                                                                          2004       $11.458      $13.522           0
                                                                          2005       $13.522      $15.171           0
                                                                          2006       $15.171      $17.867           0
                                                                          2007       $17.867      $21.040           0
                                                                          2008       $21.040      $13.738           0
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.273           0
                                                                          2004       $11.273      $12.175           0
                                                                          2005       $12.175      $13.395           0
                                                                          2006       $13.395      $14.562           0
                                                                          2007       $14.562      $15.199           0
                                                                          2008       $15.199      $12.678           0
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.851           0
                                                                          2004       $14.851      $17.922          79
                                                                          2005       $17.922      $23.522         658
                                                                          2006       $23.522      $31.656         631
                                                                          2007       $31.656      $43.620         592
                                                                          2008       $43.620      $18.511         647

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.667           0
                                                                          2004       $11.667      $12.297           0
                                                                          2005       $12.297      $13.933           0
                                                                          2006       $13.933      $14.191           0
                                                                          2007       $14.191      $16.938           0
                                                                          2008       $16.938       $8.417           0
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.575           0
                                                                          2004       $11.575      $12.664           0
                                                                          2005       $12.664      $13.342       4,951
                                                                          2006       $13.342      $14.737       5,316
                                                                          2007       $14.737      $14.943       5,294
                                                                          2008       $14.943      $11.335       5,214
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.201         107
                                                                          2004       $12.201      $13.499         800
                                                                          2005       $13.499      $14.830       4,430
                                                                          2006       $14.830      $17.681       4,694
                                                                          2007       $17.681      $19.041       4,640
                                                                          2008       $19.041      $13.275       4,358
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.717       1,400
                                                                          2007       $10.717      $12.012       1,311
                                                                          2008       $12.012       $6.067       1,495
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.063           0
                                                                          2004       $13.063      $15.568           0
                                                                          2005       $15.568      $17.917         485
                                                                          2006       $17.917      $19.185       1,234
                                                                          2007       $19.185      $23.077       1,173
                                                                          2008       $23.077      $12.041       1,173

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.566         435
                                                                          2004       $13.566      $15.831         795
                                                                          2005       $15.831      $17.534         795
                                                                          2006       $17.534      $19.240         795
                                                                          2007       $19.240      $19.433         795
                                                                          2008       $19.433      $11.356         795
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.354       2,041
                                                                          2004       $13.354      $15.005       2,125
                                                                          2005       $15.005      $16.511       8,566
                                                                          2006       $16.511      $19.540       9,503
                                                                          2007       $19.540      $20.653       7,526
                                                                          2008       $20.653      $11.869       7,361
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.733       3,751
                                                                          2004       $12.733      $16.999       2,846
                                                                          2005       $16.999      $19.472       3,632
                                                                          2006       $19.472      $26.303       3,570
                                                                          2007       $26.303      $21.346       3,595
                                                                          2008       $21.346      $12.972       3,583
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.811           0
                                                                          2004       $12.811      $14.441         369
                                                                          2005       $14.441      $15.744           0
                                                                          2006       $15.744      $16.207           0
                                                                          2007       $16.207      $18.698           0
                                                                          2008       $18.698       $9.752           0
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.475       4,051
                                                                          2004       $12.475      $14.372       4,837
                                                                          2005       $14.372      $14.680      14,054
                                                                          2006       $14.680      $16.715      15,295
                                                                          2007       $16.715      $16.015      11,571
                                                                          2008       $16.015      $10.087      11,329
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.373         816
                                                                          2004       $12.373      $13.853       2,326
                                                                          2005       $13.853      $14.913       7,705
                                                                          2006       $14.913      $16.969       7,996
                                                                          2007       $16.969      $17.067       7,968
                                                                          2008       $17.067      $11.351       7,689

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.805           0
                                                                          2004       $11.805      $12.367          99
                                                                          2005       $12.367      $13.061       1,107
                                                                          2006       $13.061      $13.151       1,502
                                                                          2007       $13.151      $15.048       1,445
                                                                          2008       $15.048       $7.512       1,362
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.870           0
                                                                          2004       $12.870      $13.995         542
                                                                          2005       $13.995      $14.476         659
                                                                          2006       $14.476      $16.042         627
                                                                          2007       $16.042      $15.952         614
                                                                          2008       $15.952       $7.527         667
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.218         106
                                                                          2004       $12.218      $12.746         507
                                                                          2005       $12.746      $13.579         106
                                                                          2006       $13.579      $14.130         106
                                                                          2007       $14.130      $15.488         106
                                                                          2008       $15.488       $8.718         106
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.760           0
                                                                          2007       $10.760      $11.387           0
                                                                          2008       $11.387       $7.784           0
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.782         112
                                                                          2005       $10.782      $11.348       4,370
                                                                          2006       $11.348      $12.356       4,350
                                                                          2007       $12.356      $13.247       4,837
                                                                          2008       $13.247       $9.269       5,080
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.429           0
                                                                          2004       $12.429      $13.966         379
                                                                          2005       $13.966      $15.297         418
                                                                          2006       $15.297      $14.822         460
                                                                          2007       $14.822      $16.382         466
                                                                          2008       $16.382       $9.226         473

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.263       2,636
                                                                          2004       $12.263      $13.381       2,969
                                                                          2005       $13.381      $13.732       6,229
                                                                          2006       $13.732      $15.762       6,183
                                                                          2007       $15.762      $16.214       6,158
                                                                          2008       $16.214       $9.434       6,144
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.854         791
                                                                          2006       $11.854      $15.715       3,274
                                                                          2007       $15.715      $16.277       3,179
                                                                          2008       $16.277       $7.460       4,284
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.464         108
                                                                          2004       $11.464      $12.186         108
                                                                          2005       $12.186      $13.732         108
                                                                          2006       $13.732      $13.386         108
                                                                          2007       $13.386      $14.920         108
                                                                          2008       $14.920       $8.809         108
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.586       1,953
                                                                          2004       $13.586      $15.872       2,033
                                                                          2005       $15.872      $16.606       2,514
                                                                          2006       $16.606      $18.607       2,511
                                                                          2007       $18.607      $18.532         556
                                                                          2008       $18.532      $11.682         554
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.933           0
                                                                          2006       $10.933      $13.248           0
                                                                          2007       $13.248      $15.861           0
                                                                          2008       $15.861       $9.842           0
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.713         118
                                                                          2006       $10.713      $12.722         117
                                                                          2007       $12.722      $11.960         117
                                                                          2008       $11.960       $6.921         116
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.868       4,576
                                                                          2006       $11.868      $12.976       4,824
                                                                          2007       $12.976      $14.932       4,528
                                                                          2008       $14.932       $8.395       4,166

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.069       2,187
                                                                          2006       $11.069      $12.256       4,717
                                                                          2007       $12.256      $13.449       4,555
                                                                          2008       $13.449       $7.666       4,391
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.456         371
                                                                          2006       $10.456      $11.389       2,968
                                                                          2007       $11.389      $11.457       2,685
                                                                          2008       $11.457       $8.414       2,553
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.087           0
                                                                          2006       $12.087      $13.330           0
                                                                          2007       $13.330      $15.082           0
                                                                          2008       $15.082       $8.936           0
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.193           0
                                                                          2007       $10.193      $10.495           0
                                                                          2008       $10.495      $10.581           0
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.132           0
                                                                          2006       $11.132      $11.491         979
                                                                          2007       $11.491      $12.887         916
                                                                          2008       $12.887       $8.178         841
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.674       1,031
                                                                          2005       $10.674      $10.820       1,263
                                                                          2006       $10.820      $11.610       1,229
                                                                          2007       $11.610      $11.698       1,192
                                                                          2008       $11.698       $8.794       1,090
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.217           0
                                                                          2005       $11.217      $11.183       5,063
                                                                          2006       $11.183      $12.973       6,289
                                                                          2007       $12.973      $13.205       6,157
                                                                          2008       $13.205       $9.113       5,998
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.358           0
                                                                          2006       $11.358      $13.714           0
                                                                          2007       $13.714      $15.047           0
                                                                          2008       $15.047      $10.562           0

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.929           0
                                                                          2005       $10.929      $11.855       1,308
                                                                          2006       $11.855      $13.770       2,411
                                                                          2007       $13.770      $13.978       2,281
                                                                          2008       $13.978       $8.625       2,304
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.496           0
                                                                          2005       $11.496      $12.426       1,665
                                                                          2006       $12.426      $14.807       3,932
                                                                          2007       $14.807      $16.771       3,661
                                                                          2008       $16.771       $9.810       3,675
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.503         253
                                                                          2006       $10.503      $12.637         404
                                                                          2007       $12.637      $12.429         410
                                                                          2008       $12.429       $8.083         440
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.355         122
                                                                          2006       $11.355      $12.941         121
                                                                          2007       $12.941      $13.032         137
                                                                          2008       $13.032       $8.092         130
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.321          93
                                                                          2006       $11.321      $12.471         211
                                                                          2007       $12.471      $10.189         245
                                                                          2008       $10.189       $6.613         279
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.249       2,321
                                                                          2006       $11.249      $12.460       3,654
                                                                          2007       $12.460      $11.936       3,602
                                                                          2008       $11.936       $7.432       3,429
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.478           0
                                                                          2007        $9.478      $11.450           0
                                                                          2008       $11.450       $6.307           0

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.688           0
                                                                          2007       $10.688      $11.086           0
                                                                          2008       $11.086       $9.281           0
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.104           0
                                                                          2007       $10.104      $10.961           0
                                                                          2008       $10.961       $9.986           0
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.286       2,910
                                                                          2007       $10.286      $10.965       2,884
                                                                          2008       $10.965      $11.265       2,409
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.296       9,666
                                                                          2004       $11.296      $11.992      10,768
                                                                          2005       $11.992      $12.236      10,768
                                                                          2006       $12.236      $13.437      10,768
                                                                          2007       $13.437      $13.307       2,273
                                                                          2008       $13.307       $7.739       2,273
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.268       1,444
                                                                          2004       $12.268      $13.374           0
                                                                          2005       $13.374      $13.808       2,809
                                                                          2006       $13.808      $15.703       2,809
                                                                          2007       $15.703      $14.474       2,809
                                                                          2008       $14.474       $8.705       2,809
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.637           0
                                                                          2004       $12.637      $14.406         283
                                                                          2005       $14.406      $15.859       5,007
                                                                          2006       $15.859      $19.873       4,951
                                                                          2007       $19.873      $21.126       4,917
                                                                          2008       $21.126      $11.617       4,920
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.134           0
                                                                          2004       $12.134      $13.410           0
                                                                          2005       $13.410      $14.316           0
                                                                          2006       $14.316      $16.003           0
                                                                          2007       $16.003      $14.888           0
                                                                          2008       $14.888       $8.830           0

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.903         163
                                                                          2006       $10.903      $12.411       2,717
                                                                          2007       $12.411      $11.580       2,712
                                                                          2008       $11.580       $6.276       3,368
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.704       4,161
                                                                          2004       $11.704      $12.061       4,499
                                                                          2005       $12.061      $12.507       9,763
                                                                          2006       $12.507      $12.938       9,748
                                                                          2007       $12.938      $13.393       5,551
                                                                          2008       $13.393       $8.274       5,532




* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value
     - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.70% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub- Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 1.7

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.176           0
                                                                          2004       $12.176      $13.422           0
                                                                          2005       $13.422      $16.146           0
                                                                          2006       $16.146      $17.035           0
                                                                          2007       $17.035      $19.930           0
                                                                          2008       $19.930       $9.961           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.202       1,563
                                                                          2004       $12.202      $12.941       7,724
                                                                          2005       $12.941      $13.363      17,522
                                                                          2006       $13.363      $14.517      17,274
                                                                          2007       $14.517      $14.781      17,338
                                                                          2008       $14.781       $9.205      16,695
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.828          25
                                                                          2004       $11.828      $12.852       2,105
                                                                          2005       $12.852      $14.851      15,143
                                                                          2006       $14.851      $15.127      14,615
                                                                          2007       $15.127      $17.676      13,657
                                                                          2008       $17.676       $9.052       8,754
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.630           0
                                                                          2004       $12.630      $13.924           0
                                                                          2005       $13.924      $14.788           0
                                                                          2006       $14.788      $18.825           0
                                                                          2007       $18.825      $21.280           0
                                                                          2008       $21.280      $11.920           0

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.543           0
                                                                          2004       $12.543      $13.804           0
                                                                          2005       $13.804      $14.401           0
                                                                          2006       $14.401      $16.706           0
                                                                          2007       $16.706      $19.103           0
                                                                          2008       $19.103      $10.492           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.909       3,049
                                                                          2004       $12.909      $14.506       3,061
                                                                          2005       $14.506      $15.096       6,538
                                                                          2006       $15.096      $17.993       6,510
                                                                          2007       $17.993      $18.826       6,399
                                                                          2008       $18.826      $10.870       6,148
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.278         961
                                                                          2004       $11.278      $12.110         789
                                                                          2005       $12.110      $12.098         768
                                                                          2006       $12.098      $12.927         620
                                                                          2007       $12.927      $13.162         600
                                                                          2008       $13.162       $9.908         286
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.610         959
                                                                          2004       $11.610      $12.599         947
                                                                          2005       $12.599      $13.178         913
                                                                          2006       $13.178      $14.719         879
                                                                          2007       $14.719      $14.838         743
                                                                          2008       $14.838      $10.697         357
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.262       7,348
                                                                          2004       $10.262      $10.568      18,713
                                                                          2005       $10.568      $10.677      44,316
                                                                          2006       $10.677      $11.024      44,381
                                                                          2007       $11.024      $11.422      41,878
                                                                          2008       $11.422      $10.175      28,336
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.971         684
                                                                          2004        $9.971       $9.887       2,302
                                                                          2005        $9.887       $9.837      16,042
                                                                          2006        $9.837      $10.030      15,925
                                                                          2007       $10.030      $10.104      15,484
                                                                          2008       $10.104       $8.396       1,137

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.889           0
                                                                          2004        $9.889       $9.752       6,843
                                                                          2005        $9.752       $9.801       7,902
                                                                          2006        $9.801      $10.024      10,082
                                                                          2007       $10.024      $10.282       9,325
                                                                          2008       $10.282      $10.299       3,627
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.056       3,599
                                                                          2004       $12.056      $13.032       6,555
                                                                          2005       $13.032      $13.340      44,134
                                                                          2006       $13.340      $15.065      56,133
                                                                          2007       $15.065      $15.502      53,885
                                                                          2008       $15.502       $9.531      43,991
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $11.977       1,174
                                                                          2004       $11.977      $12.926       3,554
                                                                          2005       $12.926      $13.691       3,507
                                                                          2006       $13.691      $15.399       4,766
                                                                          2007       $15.399      $16.354       4,654
                                                                          2008       $16.354      $12.150       3,211
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.451       2,784
                                                                          2004       $11.451      $13.499       3,000
                                                                          2005       $13.499      $15.130       6,632
                                                                          2006       $15.130      $17.800       6,531
                                                                          2007       $17.800      $20.940       6,495
                                                                          2008       $20.940      $13.659       6,181
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.265           0
                                                                          2004       $11.265      $12.154           0
                                                                          2005       $12.154      $13.359           0
                                                                          2006       $13.359      $14.508           0
                                                                          2007       $14.508      $15.127           0
                                                                          2008       $15.127      $12.605           0
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.841           0
                                                                          2004       $14.841      $17.891          26
                                                                          2005       $17.891      $23.458         145
                                                                          2006       $23.458      $31.539         138
                                                                          2007       $31.539      $43.413         132
                                                                          2008       $43.413      $18.405         119

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.659         347
                                                                          2004       $11.659      $12.276           0
                                                                          2005       $12.276      $13.895           0
                                                                          2006       $13.895      $14.138           0
                                                                          2007       $14.138      $16.857           0
                                                                          2008       $16.857       $8.368           0
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.567           0
                                                                          2004       $11.567      $12.642       3,619
                                                                          2005       $12.642      $13.306      18,882
                                                                          2006       $13.306      $14.682      18,291
                                                                          2007       $14.682      $14.872      25,600
                                                                          2008       $14.872      $11.270      23,377
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.193           7
                                                                          2004       $12.193      $13.476         334
                                                                          2005       $13.476      $14.790      15,320
                                                                          2006       $14.790      $17.615      17,075
                                                                          2007       $17.615      $18.951      22,445
                                                                          2008       $18.951      $13.198      20,245
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.709           0
                                                                          2007       $10.709      $11.992           0
                                                                          2008       $11.992       $6.050           0
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.054       2,182
                                                                          2004       $13.054      $15.542       4,190
                                                                          2005       $15.542      $17.868       5,800
                                                                          2006       $17.868      $19.114       5,778
                                                                          2007       $19.114      $22.967       5,547
                                                                          2008       $22.967      $11.971       6,106

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.556           6
                                                                          2004       $13.556      $15.804         385
                                                                          2005       $15.804      $17.487         494
                                                                          2006       $17.487      $19.168         494
                                                                          2007       $19.168      $19.341          18
                                                                          2008       $19.341      $11.291          18
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.345       2,183
                                                                          2004       $13.345      $14.979       2,230
                                                                          2005       $14.979      $16.466       7,162
                                                                          2006       $16.466      $19.467       6,993
                                                                          2007       $19.467      $20.555       6,822
                                                                          2008       $20.555      $11.801       4,101
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.724         249
                                                                          2004       $12.724      $16.970         991
                                                                          2005       $16.970      $19.420       1,981
                                                                          2006       $19.420      $26.205       1,813
                                                                          2007       $26.205      $21.244       1,865
                                                                          2008       $21.244      $12.897       1,358
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.803          13
                                                                          2004       $12.803      $14.417          39
                                                                          2005       $14.417      $15.701          38
                                                                          2006       $15.701      $16.147          38
                                                                          2007       $16.147      $18.609          38
                                                                          2008       $18.609       $9.696          38
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.466      12,219
                                                                          2004       $12.466      $14.347      18,403
                                                                          2005       $14.347      $14.641      55,777
                                                                          2006       $14.641      $16.653      54,064
                                                                          2007       $16.653      $15.939      57,918
                                                                          2008       $15.939      $10.029      48,044
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.364       1,520
                                                                          2004       $12.364      $13.829       4,534
                                                                          2005       $13.829      $14.872       5,046
                                                                          2006       $14.872      $16.906       6,453
                                                                          2007       $16.906      $16.986       6,360
                                                                          2008       $16.986      $11.285       4,239

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.797         277
                                                                          2004       $11.797      $12.346         357
                                                                          2005       $12.346      $13.025         828
                                                                          2006       $13.025      $13.102         815
                                                                          2007       $13.102      $14.977         771
                                                                          2008       $14.977       $7.469         666
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.861       6,749
                                                                          2004       $12.861      $13.971       7,618
                                                                          2005       $13.971      $14.437       7,673
                                                                          2006       $14.437      $15.982       7,627
                                                                          2007       $15.982      $15.876       7,608
                                                                          2008       $15.876       $7.483       7,120
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.209         609
                                                                          2004       $12.209      $12.724         606
                                                                          2005       $12.724      $13.542         602
                                                                          2006       $13.542      $14.077         599
                                                                          2007       $14.077      $15.414         525
                                                                          2008       $15.414       $8.667         348
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.753       3,148
                                                                          2007       $10.753      $11.368       3,138
                                                                          2008       $11.368       $7.763       3,125
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.775         361
                                                                          2005       $10.775      $11.328         344
                                                                          2006       $11.328      $12.323         335
                                                                          2007       $12.323      $13.198         272
                                                                          2008       $13.198       $9.225           0
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.420          22
                                                                          2004       $12.420      $13.942       7,591
                                                                          2005       $13.942      $15.255       1,077
                                                                          2006       $15.255      $14.767       2,029
                                                                          2007       $14.767      $16.304       1,841
                                                                          2008       $16.304       $9.172         492

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.254       6,997
                                                                          2004       $12.254      $13.358      15,079
                                                                          2005       $13.358      $13.695      22,558
                                                                          2006       $13.695      $15.703      22,357
                                                                          2007       $15.703      $16.137      22,309
                                                                          2008       $16.137       $9.379      21,705
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.845       1,966
                                                                          2006       $11.845      $15.688       1,930
                                                                          2007       $15.688      $16.232       1,883
                                                                          2008       $16.232       $7.432       1,943
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.457       2,462
                                                                          2004       $11.457      $12.166       2,499
                                                                          2005       $12.166      $13.694       2,490
                                                                          2006       $13.694      $13.336       2,481
                                                                          2007       $13.336      $14.849       2,473
                                                                          2008       $14.849       $8.758       2,462
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.577           7
                                                                          2004       $13.577      $15.845         267
                                                                          2005       $15.845      $16.561         710
                                                                          2006       $16.561      $18.537         701
                                                                          2007       $18.537      $18.444         605
                                                                          2008       $18.444      $11.614         415
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.926       6,289
                                                                          2006       $10.926      $13.225       6,259
                                                                          2007       $13.225      $15.818       6,231
                                                                          2008       $15.818       $9.805           0
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.706         119
                                                                          2006       $10.706      $12.700         108
                                                                          2007       $12.700      $11.927          82
                                                                          2008       $11.927       $6.895          81
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.860         503
                                                                          2006       $11.860      $12.954         501
                                                                          2007       $12.954      $14.891         444
                                                                          2008       $14.891       $8.364         442

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.061       3,138
                                                                          2006       $11.061      $12.236       3,125
                                                                          2007       $12.236      $13.413       3,001
                                                                          2008       $13.413       $7.638       3,001
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.448       1,250
                                                                          2006       $10.448      $11.370       1,233
                                                                          2007       $11.370      $11.426       1,145
                                                                          2008       $11.426       $8.383         838
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.078           0
                                                                          2006       $12.078      $13.307         469
                                                                          2007       $13.307      $15.041         466
                                                                          2008       $15.041       $8.903         464
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.186           0
                                                                          2007       $10.186      $10.477           0
                                                                          2008       $10.477      $10.553           0
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.125           0
                                                                          2006       $11.125      $11.471           0
                                                                          2007       $11.471      $12.852           0
                                                                          2008       $12.852       $8.148           0
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.666       2,454
                                                                          2005       $10.666      $10.801       2,567
                                                                          2006       $10.801      $11.578       2,493
                                                                          2007       $11.578      $11.655       2,368
                                                                          2008       $11.655       $8.752         671
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.210           0
                                                                          2005       $11.210      $11.164      53,654
                                                                          2006       $11.164      $12.938      56,234
                                                                          2007       $12.938      $13.155      54,613
                                                                          2008       $13.155       $9.070      31,655
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.351           0
                                                                          2006       $11.351      $13.690           0
                                                                          2007       $13.690      $15.006           0
                                                                          2008       $15.006      $10.522           0

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.922           0
                                                                          2005       $10.922      $11.835      18,875
                                                                          2006       $11.835      $13.733      18,072
                                                                          2007       $13.733      $13.926      25,509
                                                                          2008       $13.926       $8.584      20,125
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.488         346
                                                                          2005       $11.488      $12.405      16,863
                                                                          2006       $12.405      $14.766      17,596
                                                                          2007       $14.766      $16.708      17,507
                                                                          2008       $16.708       $9.763      16,607
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.496         182
                                                                          2006       $10.496      $12.616         166
                                                                          2007       $12.616      $12.395         138
                                                                          2008       $12.395       $8.052         132
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.347         614
                                                                          2006       $11.347      $12.919       1,448
                                                                          2007       $12.919      $12.997       1,441
                                                                          2008       $12.997       $8.061         975
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.313       2,326
                                                                          2006       $11.313      $12.449       2,311
                                                                          2007       $12.449      $10.161       2,314
                                                                          2008       $10.161       $6.588       2,188
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.242          96
                                                                          2006       $11.242      $12.439          97
                                                                          2007       $12.439      $11.904         103
                                                                          2008       $11.904       $7.404         113
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.471           0
                                                                          2007        $9.471      $11.430           0
                                                                          2008       $11.430       $6.290           0

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.681           0
                                                                          2007       $10.681      $11.067           0
                                                                          2008       $11.067       $9.256           0
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.098           0
                                                                          2007       $10.098      $10.942           0
                                                                          2008       $10.942       $9.959           0
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.279           0
                                                                          2007       $10.279      $10.946           0
                                                                          2008       $10.946      $11.234           0
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.288           0
                                                                          2004       $11.288      $11.972           0
                                                                          2005       $11.972      $12.203           0
                                                                          2006       $12.203      $13.387           0
                                                                          2007       $13.387      $13.244           0
                                                                          2008       $13.244       $7.694           0
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.260           0
                                                                          2004       $12.260      $13.351           0
                                                                          2005       $13.351      $13.770           0
                                                                          2006       $13.770      $15.644           0
                                                                          2007       $15.644      $14.405           0
                                                                          2008       $14.405       $8.655           0
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.628       2,813
                                                                          2004       $12.628      $14.382       2,944
                                                                          2005       $14.382      $15.816       3,228
                                                                          2006       $15.816      $19.799       3,394
                                                                          2007       $19.799      $21.026       3,332
                                                                          2008       $21.026      $11.550       3,200
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.126           0
                                                                          2004       $12.126      $13.387           0
                                                                          2005       $13.387      $14.277           0
                                                                          2006       $14.277      $15.943           0
                                                                          2007       $15.943      $14.817           0
                                                                          2008       $14.817       $8.779           0

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.896         440
                                                                          2006       $10.896      $12.390         727
                                                                          2007       $12.390      $11.548         664
                                                                          2008       $11.548       $6.252         689
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.696       3,019
                                                                          2004       $11.696      $12.040       3,162
                                                                          2005       $12.040      $12.473       3,198
                                                                          2006       $12.473      $12.890       3,679
                                                                          2007       $12.890      $13.329       3,577
                                                                          2008       $13.329       $8.226       3,177



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.80% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub- Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 71-79)

                           Mortality & Expense = 1.8

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
           (Annual Increase) Option, and the Earnings Protection Death
                            Benefit Option (age 0-70)

                           Mortality & Expense = 1.85



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
                                                                          2003       $10.000      $12.172       11,272
                                                                          2004       $12.172      $13.411       19,176
                                                                          2005       $13.411      $16.124       15,803
                                                                          2006       $16.124      $17.003       22,260
                                                                          2007       $17.003      $19.883       12,516
                                                                          2008       $19.883       $9.933       12,026
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.198       96,943
                                                                          2004       $12.198      $12.930      141,091
                                                                          2005       $12.930      $13.345      135,327
                                                                          2006       $13.345      $14.489      124,318
                                                                          2007       $14.489      $14.746      112,988
                                                                          2008       $14.746       $9.178      101,631
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.824       99,684
                                                                          2004       $11.824      $12.841      131,320
                                                                          2005       $12.841      $14.831      119,959
                                                                          2006       $14.831      $15.099       99,994
                                                                          2007       $15.099      $17.634       94,921
                                                                          2008       $17.634       $9.026       86,577
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.626       45,726
                                                                          2004       $12.626      $13.912       55,666
                                                                          2005       $13.912      $14.768       49,938
                                                                          2006       $14.768      $18.790       48,651
                                                                          2007       $18.790      $21.229       47,017
                                                                          2008       $21.229      $11.886       43,882

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
           (Annual Increase) Option, and the Earnings Protection Death
                            Benefit Option (age 0-70)

                           Mortality & Expense = 1.85



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.539       10,641
                                                                          2004       $12.539      $13.792       13,270
                                                                          2005       $13.792      $14.382       10,719
                                                                          2006       $14.382      $16.675       11,366
                                                                          2007       $16.675      $19.057       10,496
                                                                          2008       $19.057      $10.461       10,253
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.905       52,452
                                                                          2004       $12.905      $14.494       58,131
                                                                          2005       $14.494      $15.075       55,619
                                                                          2006       $15.075      $17.959       50,377
                                                                          2007       $17.959      $18.781       46,236
                                                                          2008       $18.781      $10.839       40,507
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.274       16,455
                                                                          2004       $11.274      $12.100       21,842
                                                                          2005       $12.100      $12.082       14,419
                                                                          2006       $12.082      $12.902       10,425
                                                                          2007       $12.902      $13.131        9,454
                                                                          2008       $13.131       $9.879        8,513
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.606       21,520
                                                                          2004       $11.606      $12.589       18,397
                                                                          2005       $12.589      $13.160       17,345
                                                                          2006       $13.160      $14.692       14,688
                                                                          2007       $14.692      $14.803       10,632
                                                                          2008       $14.803      $10.666        9,952
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.258       54,389
                                                                          2004       $10.258      $10.559      114,486
                                                                          2005       $10.559      $10.662      124,823
                                                                          2006       $10.662      $11.003      133,661
                                                                          2007       $11.003      $11.395      110,740
                                                                          2008       $11.395      $10.146       99,099
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.967       67,512
                                                                          2004        $9.967       $9.878       85,706
                                                                          2005        $9.878       $9.823       85,561
                                                                          2006        $9.823      $10.011       78,723
                                                                          2007       $10.011      $10.080       63,885
                                                                          2008       $10.080       $8.372       45,324

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
           (Annual Increase) Option, and the Earnings Protection Death
                            Benefit Option (age 0-70)

                           Mortality & Expense = 1.85



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.886       54,904
                                                                          2004        $9.886       $9.744       67,416
                                                                          2005        $9.744       $9.787       79,970
                                                                          2006        $9.787      $10.006      105,074
                                                                          2007       $10.006      $10.258       63,305
                                                                          2008       $10.258      $10.269      141,641
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.052       77,623
                                                                          2004       $12.052      $13.021       83,850
                                                                          2005       $13.021      $13.322       87,092
                                                                          2006       $13.322      $15.037       88,235
                                                                          2007       $15.037      $15.465       70,050
                                                                          2008       $15.465       $9.503       62,991
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $11.973       28,690
                                                                          2004       $11.973      $12.915       66,117
                                                                          2005       $12.915      $13.673       60,584
                                                                          2006       $13.673      $15.370       61,030
                                                                          2007       $15.370      $16.316       56,324
                                                                          2008       $16.316      $12.114       65,473
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.447        6,044
                                                                          2004       $11.447      $13.488        7,208
                                                                          2005       $13.488      $15.110        7,714
                                                                          2006       $15.110      $17.767        6,579
                                                                          2007       $17.767      $20.890        5,386
                                                                          2008       $20.890      $13.619        5,352
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.262        9,670
                                                                          2004       $11.262      $12.144       13,461
                                                                          2005       $12.144      $13.341       13,187
                                                                          2006       $13.341      $14.481       10,029
                                                                          2007       $14.481      $15.091        8,772
                                                                          2008       $15.091      $12.569        8,309
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.836       14,426
                                                                          2004       $14.836      $17.876       18,272
                                                                          2005       $17.876      $23.426       16,849
                                                                          2006       $23.426      $31.480       18,302
                                                                          2007       $31.480      $43.310       15,439
                                                                          2008       $43.310      $18.352       11,775

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
           (Annual Increase) Option, and the Earnings Protection Death
                            Benefit Option (age 0-70)

                           Mortality & Expense = 1.85



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.655       11,195
                                                                          2004       $11.655      $12.266       20,213
                                                                          2005       $12.266      $13.876       18,873
                                                                          2006       $13.876      $14.112       17,918
                                                                          2007       $14.112      $16.817       11,399
                                                                          2008       $16.817       $8.344       10,123
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.563       11,228
                                                                          2004       $11.563      $12.632       27,925
                                                                          2005       $12.632      $13.288       37,859
                                                                          2006       $13.288      $14.655       42,633
                                                                          2007       $14.655      $14.837       40,157
                                                                          2008       $14.837      $11.237       31,692
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.188       38,226
                                                                          2004       $12.188      $13.464       71,788
                                                                          2005       $13.464      $14.770       77,874
                                                                          2006       $14.770      $17.582       76,453
                                                                          2007       $17.582      $18.906       78,500
                                                                          2008       $18.906      $13.160       61,406
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.706        1,800
                                                                          2007       $10.706      $11.982        4,251
                                                                          2008       $11.982       $6.042        9,368
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.049       37,481
                                                                          2004       $13.049      $15.529       66,075
                                                                          2005       $15.529      $17.844       62,142
                                                                          2006       $17.844      $19.078       62,458
                                                                          2007       $19.078      $22.913       51,069
                                                                          2008       $22.913      $11.937       44,742

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
           (Annual Increase) Option, and the Earnings Protection Death
                            Benefit Option (age 0-70)

                           Mortality & Expense = 1.85



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.552       26,227
                                                                          2004       $13.552      $15.791       38,379
                                                                          2005       $15.791      $17.463       38,617
                                                                          2006       $17.463      $19.132       36,728
                                                                          2007       $19.132      $19.295       30,997
                                                                          2008       $19.295      $11.258       26,703
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.340       59,259
                                                                          2004       $13.340      $14.967       95,207
                                                                          2005       $14.967      $16.443       95,716
                                                                          2006       $16.443      $19.431       88,485
                                                                          2007       $19.431      $20.506       80,843
                                                                          2008       $20.506      $11.767       65,999
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.720       30,313
                                                                          2004       $12.720      $16.956       43,744
                                                                          2005       $16.956      $19.393       41,791
                                                                          2006       $19.393      $26.156       36,011
                                                                          2007       $26.156      $21.194       29,731
                                                                          2008       $21.194      $12.860       23,763
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.798       16,909
                                                                          2004       $12.798      $14.405       16,456
                                                                          2005       $14.405      $15.680       15,578
                                                                          2006       $15.680      $16.117       14,996
                                                                          2007       $16.117      $18.565       13,510
                                                                          2008       $18.565       $9.668       13,183
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.462      146,585
                                                                          2004       $12.462      $14.335      217,115
                                                                          2005       $14.335      $14.621      232,406
                                                                          2006       $14.621      $16.621      226,704
                                                                          2007       $16.621      $15.901      211,291
                                                                          2008       $15.901      $10.000      184,850
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.360       84,694
                                                                          2004       $12.360      $13.818      128,725
                                                                          2005       $13.818      $14.852      126,795
                                                                          2006       $14.852      $16.874      132,321
                                                                          2007       $16.874      $16.945      111,832
                                                                          2008       $16.945      $11.252       88,180

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
           (Annual Increase) Option, and the Earnings Protection Death
                            Benefit Option (age 0-70)

                           Mortality & Expense = 1.85



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.793       51,308
                                                                          2004       $11.793      $12.336       53,186
                                                                          2005       $12.336      $13.008       58,532
                                                                          2006       $13.008      $13.078       56,074
                                                                          2007       $13.078      $14.941       49,104
                                                                          2008       $14.941       $7.447       46,566
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.856       22,576
                                                                          2004       $12.856      $13.959       33,636
                                                                          2005       $13.959      $14.418       32,625
                                                                          2006       $14.418      $15.952       28,897
                                                                          2007       $15.952      $15.838       27,720
                                                                          2008       $15.838       $7.462       21,186
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.205       17,983
                                                                          2004       $12.205      $12.713       18,417
                                                                          2005       $12.713      $13.523       17,072
                                                                          2006       $13.523      $14.051       16,710
                                                                          2007       $14.051      $15.377       15,980
                                                                          2008       $15.377       $8.642        9,340
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.749       13,438
                                                                          2007       $10.749      $11.358       11,274
                                                                          2008       $11.358       $7.753       10,586
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.771        8,605
                                                                          2005       $10.771      $11.319        8,247
                                                                          2006       $11.319      $12.306        7,893
                                                                          2007       $12.306      $13.173        7,295
                                                                          2008       $13.173       $9.203        7,151
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.416       25,917
                                                                          2004       $12.416      $13.930       42,746
                                                                          2005       $13.930      $15.235       42,415
                                                                          2006       $15.235      $14.739       39,046
                                                                          2007       $14.739      $16.265       38,368
                                                                          2008       $16.265       $9.146       30,894

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
           (Annual Increase) Option, and the Earnings Protection Death
                            Benefit Option (age 0-70)

                           Mortality & Expense = 1.85



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.250       85,116
                                                                          2004       $12.250      $13.347      126,129
                                                                          2005       $13.347      $13.677      112,719
                                                                          2006       $13.677      $15.674      104,798
                                                                          2007       $15.674      $16.099       96,169
                                                                          2008       $16.099       $9.352       78,725
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.841        5,353
                                                                          2006       $11.841      $15.675       43,963
                                                                          2007       $15.675      $16.210       30,208
                                                                          2008       $16.210       $7.418       27,789
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.453       15,768
                                                                          2004       $11.453      $12.155       31,643
                                                                          2005       $12.155      $13.676       32,073
                                                                          2006       $13.676      $13.311       32,186
                                                                          2007       $13.311      $14.814       28,710
                                                                          2008       $14.814       $8.732       24,179
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.572       24,310
                                                                          2004       $13.572      $15.832       38,309
                                                                          2005       $15.832      $16.538       42,551
                                                                          2006       $16.538      $18.503       43,753
                                                                          2007       $18.503      $18.400       42,005
                                                                          2008       $18.400      $11.581       38,262
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.922          738
                                                                          2006       $10.922      $13.214        5,696
                                                                          2007       $13.214      $15.796        5,577
                                                                          2008       $15.796       $9.786        3,757
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.702          362
                                                                          2006       $10.702      $12.689        9,658
                                                                          2007       $12.689      $11.911        8,670
                                                                          2008       $11.911       $6.882        8,835
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.856       15,726
                                                                          2006       $11.856      $12.943       40,445
                                                                          2007       $12.943      $14.871       50,156
                                                                          2008       $14.871       $8.348       46,659

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
           (Annual Increase) Option, and the Earnings Protection Death
                            Benefit Option (age 0-70)

                           Mortality & Expense = 1.85



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.058        3,967
                                                                          2006       $11.058      $12.225       10,869
                                                                          2007       $12.225      $13.394       10,436
                                                                          2008       $13.394       $7.623        9,283
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.445        1,921
                                                                          2006       $10.445      $11.360        3,526
                                                                          2007       $11.360      $11.410        6,368
                                                                          2008       $11.410       $8.367        2,981
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.074        4,100
                                                                          2006       $12.074      $13.296       12,431
                                                                          2007       $13.296      $15.021       17,022
                                                                          2008       $15.021       $8.886        8,931
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.182        4,146
                                                                          2007       $10.182      $10.468        6,008
                                                                          2008       $10.468      $10.538       53,954
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.121          489
                                                                          2006       $11.121      $11.462        2,092
                                                                          2007       $11.462      $12.834        2,023
                                                                          2008       $12.834       $8.133        4,613
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.663        6,325
                                                                          2005       $10.663      $10.792        8,169
                                                                          2006       $10.792      $11.562       11,102
                                                                          2007       $11.562      $11.633        7,997
                                                                          2008       $11.633       $8.731        7,183
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.206        3,044
                                                                          2005       $11.206      $11.154       14,696
                                                                          2006       $11.154      $12.920       23,295
                                                                          2007       $12.920      $13.131       29,424
                                                                          2008       $13.131       $9.048       24,898

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
           (Annual Increase) Option, and the Earnings Protection Death
                            Benefit Option (age 0-70)

                           Mortality & Expense = 1.85



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.347        2,482
                                                                          2006       $11.347      $13.679        8,964
                                                                          2007       $13.679      $14.986       10,891
                                                                          2008       $14.986      $10.503        5,855
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.918        1,343
                                                                          2005       $10.918      $11.825        8,181
                                                                          2006       $11.825      $13.714       11,972
                                                                          2007       $13.714      $13.900       15,963
                                                                          2008       $13.900       $8.563       13,778
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.484       14,835
                                                                          2005       $11.484      $12.395       34,582
                                                                          2006       $12.395      $14.746       48,395
                                                                          2007       $14.746      $16.677       42,188
                                                                          2008       $16.677       $9.740       36,299
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.492        4,390
                                                                          2006       $10.492      $12.605        3,464
                                                                          2007       $12.605      $12.378       11,305
                                                                          2008       $12.378       $8.037        6,113
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.343        4,759
                                                                          2006       $11.343      $12.908        8,616
                                                                          2007       $12.908      $12.979        7,073
                                                                          2008       $12.979       $8.046        5,564
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.309        4,885
                                                                          2006       $11.309      $12.439       11,872
                                                                          2007       $12.439      $10.147       13,843
                                                                          2008       $10.147       $6.576        8,266
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.238        2,159
                                                                          2006       $11.238      $12.428        9,098
                                                                          2007       $12.428      $11.888        9,461
                                                                          2008       $11.888       $7.390        9,415
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.468        6,562
                                                                          2007        $9.468      $11.420        8,305
                                                                          2008       $11.420       $6.281       10,114

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
           (Annual Increase) Option, and the Earnings Protection Death
                            Benefit Option (age 0-70)

                           Mortality & Expense = 1.85



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.677            0
                                                                          2007       $10.677      $11.058        1,159
                                                                          2008       $11.058       $9.243        1,090
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.094          168
                                                                          2007       $10.094      $10.933        2,678
                                                                          2008       $10.933       $9.946       18,212
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.276        6,002
                                                                          2007       $10.276      $10.937       14,267
                                                                          2008       $10.937      $11.219       14,340
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.284        2,807
                                                                          2004       $11.284      $11.961        3,301
                                                                          2005       $11.961      $12.187        7,058
                                                                          2006       $12.187      $13.362        6,680
                                                                          2007       $13.362      $13.213        6,590
                                                                          2008       $13.213       $7.672        6,324
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.255       36,160
                                                                          2004       $12.255      $13.340       38,714
                                                                          2005       $13.340      $13.751       35,632
                                                                          2006       $13.751      $15.615       35,318
                                                                          2007       $15.615      $14.371       34,925
                                                                          2008       $14.371       $8.630       28,763
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.624       20,267
                                                                          2004       $12.624      $14.369       42,996
                                                                          2005       $14.369      $15.794       40,716
                                                                          2006       $15.794      $19.762       40,989
                                                                          2007       $19.762      $20.976       42,142
                                                                          2008       $20.976      $11.516       37,889
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.122        2,973
                                                                          2004       $12.122      $13.376        3,768
                                                                          2005       $13.376      $14.257        3,224
                                                                          2006       $14.257      $15.914        1,095
                                                                          2007       $15.914      $14.782        1,088
                                                                          2008       $14.782       $8.753        1,081

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
           (Annual Increase) Option, and the Earnings Protection Death
                            Benefit Option (age 0-70)

                           Mortality & Expense = 1.85



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.892        2,158
                                                                          2006       $10.892      $12.379        6,112
                                                                          2007       $12.379      $11.533        7,514
                                                                          2008       $11.533       $6.241        8,088
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.692       24,460
                                                                          2004       $11.692      $12.030       34,436
                                                                          2005       $12.030      $12.456       34,433
                                                                          2006       $12.456      $12.866       34,002
                                                                          2007       $12.866      $13.298       33,087
                                                                          2008       $13.298       $8.202       26,972



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub- Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub- Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.85% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub- Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ALLSTATE VARIABLE ANNUITY - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
           (Annual Increase) Option, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.85

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.184        22,368
                                                                          2004       $12.184      $13.445        38,388
                                                                          2005       $13.445      $16.190        31,901
                                                                          2006       $16.190      $17.098        23,587
                                                                          2007       $17.098      $20.025        18,238
                                                                          2008       $20.025      $10.019        12,209
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.210        74,665
                                                                          2004       $12.210      $12.963       209,938
                                                                          2005       $12.963      $13.400       226,368
                                                                          2006       $13.400      $14.571        49,499
                                                                          2007       $14.571      $14.852       150,097
                                                                          2008       $14.852       $9.258       118,053
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.836       117,818
                                                                          2004       $11.836      $12.874       260,882
                                                                          2005       $12.874      $14.892       270,898
                                                                          2006       $14.892      $15.184        25,322
                                                                          2007       $15.184      $17.761       180,354
                                                                          2008       $17.761       $9.105       150,037
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.639        27,534
                                                                          2004       $12.639      $13.948        34,535
                                                                          2005       $13.948      $14.829        32,446
                                                                          2006       $14.829      $18.896        10,544
                                                                          2007       $18.896      $21.381        20,770
                                                                          2008       $21.381      $11.989        13,267

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.551        20,577
                                                                          2004       $12.551      $13.827        37,740
                                                                          2005       $13.827      $14.440        35,366
                                                                          2006       $14.440      $16.768         3,995
                                                                          2007       $16.768      $19.194        19,921
                                                                          2008       $19.194      $10.553        16,432
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.918        52,373
                                                                          2004       $12.918      $14.531        79,037
                                                                          2005       $14.531      $15.137       120,353
                                                                          2006       $15.137      $18.060        10,326
                                                                          2007       $18.060      $18.916        85,280
                                                                          2008       $18.916      $10.933        55,823
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.285        63,152
                                                                          2004       $11.285      $12.131       154,309
                                                                          2005       $12.131      $12.131       147,765
                                                                          2006       $12.131      $12.975        48,992
                                                                          2007       $12.975      $13.225        88,491
                                                                          2008       $13.225       $9.965        61,301
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.618        39,217
                                                                          2004       $11.618      $12.621       201,587
                                                                          2005       $12.621      $13.214       212,851
                                                                          2006       $13.214      $14.774         5,437
                                                                          2007       $14.774      $14.909       128,718
                                                                          2008       $14.909      $10.759        48,848
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.269       140,315
                                                                          2004       $10.269      $10.586       435,782
                                                                          2005       $10.586      $10.706       907,190
                                                                          2006       $10.706      $11.065        67,695
                                                                          2007       $11.065      $11.477     1,054,166
                                                                          2008       $11.477      $10.234       681,533
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.977       242,445
                                                                          2004        $9.977       $9.903       439,450
                                                                          2005        $9.903       $9.864       536,500
                                                                          2006        $9.864      $10.067        74,623
                                                                          2007       $10.067      $10.153       334,301
                                                                          2008       $10.153       $8.445       230,719

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.896       138,685
                                                                          2004        $9.896       $9.768       415,730
                                                                          2005        $9.768       $9.827       600,565
                                                                          2006        $9.827      $10.062        62,866
                                                                          2007       $10.062      $10.331       458,128
                                                                          2008       $10.331      $10.358       506,815
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.065       220,396
                                                                          2004       $12.065      $13.055       308,763
                                                                          2005       $13.055      $13.377       451,129
                                                                          2006       $13.377      $15.121        97,380
                                                                          2007       $15.121      $15.576       435,427
                                                                          2008       $15.576       $9.586       383,790
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $11.985        33,128
                                                                          2004       $11.985      $12.948        52,030
                                                                          2005       $12.948      $13.728        61,660
                                                                          2006       $13.728      $15.456        10,102
                                                                          2007       $15.456      $16.432        82,961
                                                                          2008       $16.432      $12.220        49,804
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.458        23,311
                                                                          2004       $11.458      $13.522        34,395
                                                                          2005       $13.522      $15.171        49,486
                                                                          2006       $15.171      $17.867         3,618
                                                                          2007       $17.867      $21.040        36,800
                                                                          2008       $21.040      $13.738        33,416
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.273        11,469
                                                                          2004       $11.273      $12.175        56,625
                                                                          2005       $12.175      $13.395        60,690
                                                                          2006       $13.395      $14.562         5,592
                                                                          2007       $14.562      $15.199        49,319
                                                                          2008       $15.199      $12.678        29,056
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.851        24,355
                                                                          2004       $14.851      $17.922        47,545
                                                                          2005       $17.922      $23.522        73,319
                                                                          2006       $23.522      $31.656        21,151
                                                                          2007       $31.656      $43.620        76,469
                                                                          2008       $43.620      $18.511        57,233

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.667        48,746
                                                                          2004       $11.667      $12.297        74,213
                                                                          2005       $12.297      $13.933        68,523
                                                                          2006       $13.933      $14.191        18,146
                                                                          2007       $14.191      $16.938        44,609
                                                                          2008       $16.938       $8.417        39,332
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.575        44,344
                                                                          2004       $11.575      $12.664        72,671
                                                                          2005       $12.664      $13.342       211,350
                                                                          2006       $13.342      $14.737        64,636
                                                                          2007       $14.737      $14.943       485,911
                                                                          2008       $14.943      $11.335       164,910
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.201        63,170
                                                                          2004       $12.201      $13.499       175,312
                                                                          2005       $13.499      $14.830       384,803
                                                                          2006       $14.830      $17.681        48,552
                                                                          2007       $17.681      $19.041       449,336
                                                                          2008       $19.041      $13.275       312,974
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.717         1,199
                                                                          2007       $10.717      $12.012        65,224
                                                                          2008       $12.012       $6.067        83,498
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.063        87,602
                                                                          2004       $13.063      $15.568       130,494
                                                                          2005       $15.568      $17.917       179,229
                                                                          2006       $17.917      $19.185        55,348
                                                                          2007       $19.185      $23.077       134,283
                                                                          2008       $23.077      $12.041       104,828

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.566        86,930
                                                                          2004       $13.566      $15.831       100,509
                                                                          2005       $15.831      $17.534        96,086
                                                                          2006       $17.534      $19.240        23,828
                                                                          2007       $19.240      $19.433        54,417
                                                                          2008       $19.433      $11.356        45,892
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.354       153,042
                                                                          2004       $13.354      $15.005       231,069
                                                                          2005       $15.005      $16.511       346,792
                                                                          2006       $16.511      $19.540        67,204
                                                                          2007       $19.540      $20.653       322,128
                                                                          2008       $20.653      $11.869       265,638
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.733        49,176
                                                                          2004       $12.733      $16.999       147,102
                                                                          2005       $16.999      $19.472       178,831
                                                                          2006       $19.472      $26.303        16,352
                                                                          2007       $26.303      $21.346       142,482
                                                                          2008       $21.346      $12.972       105,121
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.811        16,575
                                                                          2004       $12.811      $14.441        28,954
                                                                          2005       $14.441      $15.744        25,463
                                                                          2006       $15.744      $16.207        25,771
                                                                          2007       $16.207      $18.698        15,411
                                                                          2008       $18.698       $9.752        10,326
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.475       389,485
                                                                          2004       $12.475      $14.372       702,138
                                                                          2005       $14.372      $14.680     1,159,340
                                                                          2006       $14.680      $16.715       319,305
                                                                          2007       $16.715      $16.015     1,068,334
                                                                          2008       $16.015      $10.087       734,544
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.373       181,835
                                                                          2004       $12.373      $13.853       347,249
                                                                          2005       $13.853      $14.913       489,415
                                                                          2006       $14.913      $16.969       101,736
                                                                          2007       $16.969      $17.067       417,675
                                                                          2008       $17.067      $11.351       313,824

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.805        92,229
                                                                          2004       $11.805      $12.367       112,222
                                                                          2005       $12.367      $13.061       145,537
                                                                          2006       $13.061      $13.151        25,708
                                                                          2007       $13.151      $15.048       110,913
                                                                          2008       $15.048       $7.512        80,712
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.870        25,938
                                                                          2004       $12.870      $13.995        98,681
                                                                          2005       $13.995      $14.476       103,508
                                                                          2006       $14.476      $16.042        27,431
                                                                          2007       $16.042      $15.952        64,699
                                                                          2008       $15.952       $7.527        52,495
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.218        17,314
                                                                          2004       $12.218      $12.746        18,208
                                                                          2005       $12.746      $13.579        12,438
                                                                          2006       $13.579      $14.130        17,405
                                                                          2007       $14.130      $15.488         6,910
                                                                          2008       $15.488       $8.718         6,230
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.760         1,713
                                                                          2007       $10.760      $11.387        24,978
                                                                          2008       $11.387       $7.784        16,894
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.782        34,016
                                                                          2005       $10.782      $11.348       112,654
                                                                          2006       $11.348      $12.356        21,519
                                                                          2007       $12.356      $13.247        78,877
                                                                          2008       $13.247       $9.269        50,759
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.429        52,735
                                                                          2004       $12.429      $13.966        87,618
                                                                          2005       $13.966      $15.297       202,737
                                                                          2006       $15.297      $14.822        72,624
                                                                          2007       $14.822      $16.382       209,318
                                                                          2008       $16.382       $9.226       133,414

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.263        97,396
                                                                          2004       $12.263      $13.381       186,919
                                                                          2005       $13.381      $13.732       192,777
                                                                          2006       $13.732      $15.762        73,789
                                                                          2007       $15.762      $16.214       123,819
                                                                          2008       $16.214       $9.434        95,302
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.854       248,369
                                                                          2006       $11.854      $15.715        32,002
                                                                          2007       $15.715      $16.277       408,290
                                                                          2008       $16.277       $7.460       463,005
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.464        25,885
                                                                          2004       $11.464      $12.186        41,070
                                                                          2005       $12.186      $13.732        40,431
                                                                          2006       $13.732      $13.386         1,106
                                                                          2007       $13.386      $14.920        15,963
                                                                          2008       $14.920       $8.809        12,275
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.586        90,115
                                                                          2004       $13.586      $15.872       136,238
                                                                          2005       $15.872      $16.606       258,660
                                                                          2006       $16.606      $18.607        84,543
                                                                          2007       $18.607      $18.532       252,331
                                                                          2008       $18.532      $11.682       159,012
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.933        48,868
                                                                          2006       $10.933      $13.248         4,475
                                                                          2007       $13.248      $15.861        59,029
                                                                          2008       $15.861       $9.842        41,351
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.713        11,565
                                                                          2006       $10.713      $12.722         1,022
                                                                          2007       $12.722      $11.960        30,216
                                                                          2008       $11.960       $6.921        23,659
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.868       181,982
                                                                          2006       $11.868      $12.976        31,737
                                                                          2007       $12.976      $14.932       554,128
                                                                          2008       $14.932       $8.395       480,176

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.069       157,162
                                                                          2006       $11.069      $12.256         7,523
                                                                          2007       $12.256      $13.449       210,551
                                                                          2008       $13.449       $7.666       220,340
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.456        49,716
                                                                          2006       $10.456      $11.389         4,550
                                                                          2007       $11.389      $11.457       108,995
                                                                          2008       $11.457       $8.414        88,914
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.087       101,824
                                                                          2006       $12.087      $13.330        17,989
                                                                          2007       $13.330      $15.082       182,002
                                                                          2008       $15.082       $8.936       138,551
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.193             0
                                                                          2007       $10.193      $10.495        63,256
                                                                          2008       $10.495      $10.581       496,790
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.132        11,194
                                                                          2006       $11.132      $11.491         2,677
                                                                          2007       $11.491      $12.887        65,673
                                                                          2008       $12.887       $8.178        66,657
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.674        77,284
                                                                          2005       $10.674      $10.820       119,391
                                                                          2006       $10.820      $11.610        11,299
                                                                          2007       $11.610      $11.698        77,201
                                                                          2008       $11.698       $8.794        54,263
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.217        41,597
                                                                          2005       $11.217      $11.183       323,126
                                                                          2006       $11.183      $12.973        29,042
                                                                          2007       $12.973      $13.205       909,655
                                                                          2008       $13.205       $9.113       480,585
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.358        23,826
                                                                          2006       $11.358      $13.714         5,198
                                                                          2007       $13.714      $15.047        78,114
                                                                          2008       $15.047      $10.562        64,531

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.929        30,375
                                                                          2005       $10.929      $11.855       224,792
                                                                          2006       $11.855      $13.770        17,714
                                                                          2007       $13.770      $13.978       408,166
                                                                          2008       $13.978       $8.625       291,560
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.496        77,295
                                                                          2005       $11.496      $12.426       447,788
                                                                          2006       $12.426      $14.807        45,656
                                                                          2007       $14.807      $16.771       467,312
                                                                          2008       $16.771       $9.810       332,023
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.503        68,083
                                                                          2006       $10.503      $12.637         3,240
                                                                          2007       $12.637      $12.429       132,994
                                                                          2008       $12.429       $8.083       102,730
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.355        55,501
                                                                          2006       $11.355      $12.941        10,586
                                                                          2007       $12.941      $13.032        71,239
                                                                          2008       $13.032       $8.092        51,861
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.321       188,527
                                                                          2006       $11.321      $12.471        16,723
                                                                          2007       $12.471      $10.189       289,176
                                                                          2008       $10.189       $6.613       225,676
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.249       151,020
                                                                          2006       $11.249      $12.460         5,914
                                                                          2007       $12.460      $11.936       218,344
                                                                          2008       $11.936       $7.432       178,799
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.478             0
                                                                          2007        $9.478      $11.450        25,216
                                                                          2008       $11.450       $6.307        34,564

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.688             0
                                                                          2007       $10.688      $11.086         5,381
                                                                          2008       $11.086       $9.281         9,916
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.104             0
                                                                          2007       $10.104      $10.961       337,431
                                                                          2008       $10.961       $9.986       209,514
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.286           833
                                                                          2007       $10.286      $10.965       493,443
                                                                          2008       $10.965      $11.265       362,106
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.296        33,345
                                                                          2004       $11.296      $11.992       447,425
                                                                          2005       $11.992      $12.236       712,672
                                                                          2006       $12.236      $13.437         5,602
                                                                          2007       $13.437      $13.307        91,787
                                                                          2008       $13.307       $7.739        46,549
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.268        19,748
                                                                          2004       $12.268      $13.374        40,186
                                                                          2005       $13.374      $13.808        44,373
                                                                          2006       $13.808      $15.703         1,256
                                                                          2007       $15.703      $14.474        27,085
                                                                          2008       $14.474       $8.705        13,430
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.637        65,382
                                                                          2004       $12.637      $14.406       115,035
                                                                          2005       $14.406      $15.859       170,545
                                                                          2006       $15.859      $19.873        21,382
                                                                          2007       $19.873      $21.126       184,580
                                                                          2008       $21.126      $11.617       125,470
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.134         9,616
                                                                          2004       $12.134      $13.410         8,572
                                                                          2005       $13.410      $14.316         7,950
                                                                          2006       $14.316      $16.003         3,447
                                                                          2007       $16.003      $14.888           180
                                                                          2008       $14.888       $8.830           164

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.7



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.903        97,341
                                                                          2006       $10.903      $12.411         6,105
                                                                          2007       $12.411      $11.580       243,127
                                                                          2008       $11.580       $6.276       177,191
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.704        29,283
                                                                          2004       $11.704      $12.061        95,152
                                                                          2005       $12.061      $12.507       127,010
                                                                          2006       $12.507      $12.938        16,033
                                                                          2007       $12.938      $13.393       122,742
                                                                          2008       $13.393       $8.274        69,258



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with MAV Death Benefit Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.70% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in the Variable Sub- Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                          With MAV Death Benefit Option

                            Mortality & Expense = 1.7

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub- Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.75



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.180           0
                                                                          2004       $12.180      $13.434           0
                                                                          2005       $13.434      $16.168       1,696
                                                                          2006       $16.168      $17.067       1,696
                                                                          2007       $17.067      $19.978       1,696
                                                                          2008       $19.978       $9.990       1,696
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.206         452
                                                                          2004       $12.206      $12.952       1,711
                                                                          2005       $12.952      $13.382       2,659
                                                                          2006       $13.382      $14.544       2,844
                                                                          2007       $14.544      $14.816       2,817
                                                                          2008       $14.816       $9.232       2,245
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.832           0
                                                                          2004       $11.832      $12.863       1,638
                                                                          2005       $12.863      $14.872       2,208
                                                                          2006       $14.872      $15.155       6,144
                                                                          2007       $15.155      $17.718       5,810
                                                                          2008       $17.718       $9.078       6,027
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.635           0
                                                                          2004       $12.635      $13.936         386
                                                                          2005       $13.936      $14.808         384
                                                                          2006       $14.808      $18.861         382
                                                                          2007       $18.861      $21.330         302
                                                                          2008       $21.330      $11.955         245

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.75



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.547           0
                                                                          2004       $12.547      $13.815           0
                                                                          2005       $13.815      $14.421           0
                                                                          2006       $14.421      $16.737           0
                                                                          2007       $16.737      $19.148           0
                                                                          2008       $19.148      $10.522           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.914       2,593
                                                                          2004       $12.914      $14.519       3,554
                                                                          2005       $14.519      $15.116       4,687
                                                                          2006       $15.116      $18.027       4,829
                                                                          2007       $18.027      $18.871       4,791
                                                                          2008       $18.871      $10.901       4,321
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.281         271
                                                                          2004       $11.281      $12.121       1,121
                                                                          2005       $12.121      $12.115       1,701
                                                                          2006       $12.115      $12.951       1,640
                                                                          2007       $12.951      $13.194       1,435
                                                                          2008       $13.194       $9.936       1,090
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.614         754
                                                                          2004       $11.614      $12.610       8,137
                                                                          2005       $12.610      $13.196       6,757
                                                                          2006       $13.196      $14.747       6,011
                                                                          2007       $14.747      $14.873       4,502
                                                                          2008       $14.873      $10.728         730
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.265         765
                                                                          2004       $10.265      $10.577       8,308
                                                                          2005       $10.577      $10.691      35,031
                                                                          2006       $10.691      $11.044      42,858
                                                                          2007       $11.044      $11.450      42,350
                                                                          2008       $11.450      $10.204      22,941
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.974       2,572
                                                                          2004        $9.974       $9.895       3,215
                                                                          2005        $9.895       $9.850      10,667
                                                                          2006        $9.850      $10.049      11,015
                                                                          2007       $10.049      $10.128      11,074
                                                                          2008       $10.128       $8.420       7,739

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.75



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.892          89
                                                                          2004        $9.892       $9.760      15,209
                                                                          2005        $9.760       $9.814      14,945
                                                                          2006        $9.814      $10.043      18,079
                                                                          2007       $10.043      $10.307      18,287
                                                                          2008       $10.307      $10.329      40,239
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.060       1,136
                                                                          2004       $12.060      $13.044       2,288
                                                                          2005       $13.044      $13.359       8,224
                                                                          2006       $13.359      $15.093      19,877
                                                                          2007       $15.093      $15.539      21,181
                                                                          2008       $15.539       $9.559      17,121
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $11.981           0
                                                                          2004       $11.981      $12.937       1,440
                                                                          2005       $12.937      $13.710       7,711
                                                                          2006       $13.710      $15.428       7,648
                                                                          2007       $15.428      $16.393       7,587
                                                                          2008       $16.393      $12.185       2,286
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.454         227
                                                                          2004       $11.454      $13.511         226
                                                                          2005       $13.511      $15.151         225
                                                                          2006       $15.151      $17.833           0
                                                                          2007       $17.833      $20.990           0
                                                                          2008       $20.990      $13.698           0
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.269         241
                                                                          2004       $11.269      $12.164       1,235
                                                                          2005       $12.164      $13.377       2,746
                                                                          2006       $13.377      $14.535       2,816
                                                                          2007       $14.535      $15.163       2,816
                                                                          2008       $15.163      $12.642       1,462
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.846           0
                                                                          2004       $14.846      $17.907         651
                                                                          2005       $17.907      $23.490       2,863
                                                                          2006       $23.490      $31.597       7,145
                                                                          2007       $31.597      $43.517       6,728
                                                                          2008       $43.517      $18.458       4,295

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.75



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.571           0
                                                                          2004       $11.571      $12.653           0
                                                                          2005       $12.653      $13.324      11,102
                                                                          2006       $13.324      $14.710      30,723
                                                                          2007       $14.710      $14.907      26,834
                                                                          2008       $14.907      $11.303      14,104
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.663           0
                                                                          2004       $11.663      $12.287           0
                                                                          2005       $12.287      $13.914           0
                                                                          2006       $13.914      $14.165           0
                                                                          2007       $14.165      $16.898           0
                                                                          2008       $16.898       $8.393           0
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.197         957
                                                                          2004       $12.197      $13.487       2,477
                                                                          2005       $13.487      $14.810      20,912
                                                                          2006       $14.810      $17.648      24,154
                                                                          2007       $17.648      $18.996      23,809
                                                                          2008       $18.996      $13.236      12,389
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.713       7,648
                                                                          2007       $10.713      $12.002       9,040
                                                                          2008       $12.002       $6.058      10,237
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.058       1,032
                                                                          2004       $13.058      $15.555       1,783
                                                                          2005       $15.555      $17.893       3,986
                                                                          2006       $17.893      $19.150      10,941
                                                                          2007       $19.150      $23.022      11,082
                                                                          2008       $23.022      $12.006       9,526

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.75



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.561           0
                                                                          2004       $13.561      $15.818           0
                                                                          2005       $15.818      $17.510           0
                                                                          2006       $17.510      $19.204           0
                                                                          2007       $19.204      $19.387           0
                                                                          2008       $19.387      $11.323           0
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.350         211
                                                                          2004       $13.350      $14.992         594
                                                                          2005       $14.992      $16.488       5,804
                                                                          2006       $16.488      $19.504       9,088
                                                                          2007       $19.504      $20.604       9,423
                                                                          2008       $20.604      $11.835       8,638
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.729           0
                                                                          2004       $12.729      $16.984       1,809
                                                                          2005       $16.984      $19.446       4,611
                                                                          2006       $19.446      $26.253       9,560
                                                                          2007       $26.253      $21.295       8,082
                                                                          2008       $21.295      $12.934       7,227
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.807           0
                                                                          2004       $12.807      $14.429         383
                                                                          2005       $14.429      $15.722         381
                                                                          2006       $15.722      $16.177         379
                                                                          2007       $16.177      $18.653         300
                                                                          2008       $18.653       $9.724         243
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.470       4,729
                                                                          2004       $12.470      $14.360       7,720
                                                                          2005       $14.360      $14.661      31,091
                                                                          2006       $14.661      $16.684      43,911
                                                                          2007       $16.684      $15.977      42,999
                                                                          2008       $15.977      $10.058      33,381
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.368          19
                                                                          2004       $12.368      $13.841       1,802
                                                                          2005       $13.841      $14.893       8,839
                                                                          2006       $14.893      $16.937      12,268
                                                                          2007       $16.937      $17.026      12,024
                                                                          2008       $17.026      $11.318       7,694

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.75



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.801           0
                                                                          2004       $11.801      $12.357         638
                                                                          2005       $12.357      $13.043       4,849
                                                                          2006       $13.043      $13.127       5,273
                                                                          2007       $13.127      $15.013       4,988
                                                                          2008       $15.013       $7.491       3,454
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.865         696
                                                                          2004       $12.865      $13.983       2,007
                                                                          2005       $13.983      $14.457       5,556
                                                                          2006       $14.457      $16.012       5,263
                                                                          2007       $16.012      $15.914       5,058
                                                                          2008       $15.914       $7.505       4,872
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.214           0
                                                                          2004       $12.214      $12.735         402
                                                                          2005       $12.735      $13.560         400
                                                                          2006       $13.560      $14.103         398
                                                                          2007       $14.103      $15.451         395
                                                                          2008       $15.451       $8.692         220
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2003       $10.000      $11.733         221
                                                                          2004       $11.733      $12.137       1,018
                                                                          2005       $12.137      $12.541       2,032
                                                                          2006       $10.000      $10.756       2,375
                                                                          2007       $10.756      $11.378       2,337
                                                                          2008       $11.378       $7.774       2,328
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.778           0
                                                                          2005       $10.778      $11.338         817
                                                                          2006       $11.338      $12.340         817
                                                                          2007       $12.340      $13.222         817
                                                                          2008       $13.222       $9.247         817
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.424         436
                                                                          2004       $12.424      $13.954         434
                                                                          2005       $13.954      $15.276       6,325
                                                                          2006       $15.276      $14.794       6,555
                                                                          2007       $14.794      $16.343       7,413
                                                                          2008       $16.343       $9.199       2,050

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.75



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.259          24
                                                                          2004       $12.259      $13.370       1,074
                                                                          2005       $13.370      $13.714       1,369
                                                                          2006       $13.714      $15.733       1,297
                                                                          2007       $15.733      $16.176       1,206
                                                                          2008       $16.176       $9.407       1,181
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.849       6,507
                                                                          2006       $11.849      $15.701      22,410
                                                                          2007       $15.701      $16.254      24,370
                                                                          2008       $16.254       $7.446      22,716
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.460       2,989
                                                                          2004       $11.460      $12.176       2,973
                                                                          2005       $12.176      $13.713       2,956
                                                                          2006       $13.713      $13.361       2,940
                                                                          2007       $13.361      $14.884       2,924
                                                                          2008       $14.884       $8.783       2,906
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.582           0
                                                                          2004       $13.582      $15.859         532
                                                                          2005       $15.859      $16.583       4,840
                                                                          2006       $16.583      $18.572       8,414
                                                                          2007       $18.572      $18.488       6,510
                                                                          2008       $18.488      $11.648       1,911
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.930       1,319
                                                                          2006       $10.930      $13.237       2,046
                                                                          2007       $13.237      $15.839       2,138
                                                                          2008       $15.839       $9.823       2,215
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.709       1,262
                                                                          2006       $10.709      $12.711       6,537
                                                                          2007       $12.711      $11.944       6,544
                                                                          2008       $11.944       $6.908       6,755
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.864       2,655
                                                                          2006       $11.864      $12.965      21,857
                                                                          2007       $12.965      $14.912      19,172
                                                                          2008       $14.912       $8.380      18,125

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.75



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.065       2,142
                                                                          2006       $11.065      $12.246       9,355
                                                                          2007       $12.246      $13.431       9,832
                                                                          2008       $13.431       $7.652      10,098
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.452       2,488
                                                                          2006       $10.452      $11.380       4,152
                                                                          2007       $11.380      $11.441       4,145
                                                                          2008       $11.441       $8.399       3,933
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.083       1,119
                                                                          2006       $12.083      $13.318       4,739
                                                                          2007       $13.318      $15.062       4,715
                                                                          2008       $15.062       $8.919       4,612
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.189       1,541
                                                                          2007       $10.189      $10.486       1,763
                                                                          2008       $10.486      $10.567      22,258
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.129           0
                                                                          2006       $11.129      $11.481       5,635
                                                                          2007       $11.481      $12.869       6,539
                                                                          2008       $12.869       $8.163       5,995
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.670       2,014
                                                                          2005       $10.670      $10.810       4,141
                                                                          2006       $10.810      $11.594       4,110
                                                                          2007       $11.594      $11.677       4,146
                                                                          2008       $11.677       $8.773       2,638
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.214           0
                                                                          2005       $11.214      $11.173       2,972
                                                                          2006       $11.173      $12.956      37,377
                                                                          2007       $12.956      $13.180      32,717
                                                                          2008       $13.180       $9.091      15,765

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.75



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.355         153
                                                                          2006       $11.355      $13.702       7,438
                                                                          2007       $13.702      $15.027       7,404
                                                                          2008       $15.027      $10.542       7,368
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.926       1,489
                                                                          2005       $10.926      $11.845       8,721
                                                                          2006       $11.845      $13.751      14,602
                                                                          2007       $13.751      $13.952      14,443
                                                                          2008       $13.952       $8.604      12,100
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.492           0
                                                                          2005       $11.492      $12.416       7,845
                                                                          2006       $12.416      $14.787      16,092
                                                                          2007       $14.787      $16.739      15,067
                                                                          2008       $16.739       $9.786      12,775
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.499       1,726
                                                                          2006       $10.499      $12.626       3,240
                                                                          2007       $12.626      $12.412       3,227
                                                                          2008       $12.412       $8.067       2,165
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.351       1,923
                                                                          2006       $11.351      $12.930       2,344
                                                                          2007       $12.930      $13.015       2,333
                                                                          2008       $13.015       $8.076       1,273
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.317       4,494
                                                                          2006       $11.317      $12.460      12,625
                                                                          2007       $12.460      $10.175      12,959
                                                                          2008       $10.175       $6.601      11,837
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.245       5,336
                                                                          2006       $11.245      $12.450      12,802
                                                                          2007       $12.450      $11.920      14,516
                                                                          2008       $11.920       $7.418       9,143
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.475       3,150
                                                                          2007        $9.475      $11.440       3,104
                                                                          2008       $11.440       $6.298       3,027

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.75



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.685         413
                                                                          2007       $10.685      $11.077         410
                                                                          2008       $11.077       $9.269           0
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.101         408
                                                                          2007       $10.101      $10.951       7,192
                                                                          2008       $10.951       $9.973         567
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.283      10,809
                                                                          2007       $10.283      $10.955      18,937
                                                                          2008       $10.955      $11.249       9,478
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.292           0
                                                                          2004       $11.292      $11.982      30,877
                                                                          2005       $11.982      $12.220      27,092
                                                                          2006       $12.220      $13.412       3,702
                                                                          2007       $13.412      $13.276       3,690
                                                                          2008       $13.276       $7.717       2,697
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.264           0
                                                                          2004       $12.264      $13.362           0
                                                                          2005       $13.362      $13.789           0
                                                                          2006       $13.789      $15.674           0
                                                                          2007       $15.674      $14.440           0
                                                                          2008       $14.440       $8.680           0
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.633       1,443
                                                                          2004       $12.633      $14.394       1,819
                                                                          2005       $14.394      $15.837       6,592
                                                                          2006       $15.837      $19.836       7,835
                                                                          2007       $19.836      $21.076       3,834
                                                                          2008       $21.076      $11.583       3,647
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.130           0
                                                                          2004       $12.130      $13.398           0
                                                                          2005       $13.398      $14.296           0
                                                                          2006       $14.296      $15.973           0
                                                                          2007       $15.973      $14.852           0
                                                                          2008       $14.852       $8.804           0

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.75



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.900       1,417
                                                                          2006       $10.900      $12.400      14,623
                                                                          2007       $12.400      $11.564      12,415
                                                                          2008       $11.564       $6.264      11,914
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.700           0
                                                                          2004       $11.700      $12.050           0
                                                                          2005       $12.050      $12.490           0
                                                                          2006       $12.490      $12.914       3,289
                                                                          2007       $12.914      $13.361       3,271
                                                                          2008       $13.361       $8.250       3,247



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities
     - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income
     - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub- Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.75% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in the Variable Sub- Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.75

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub- Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.176        6,299
                                                                          2004       $12.176      $13.422        8,829
                                                                          2005       $13.422      $16.146       10,423
                                                                          2006       $16.146      $17.035       12,281
                                                                          2007       $17.035      $19.930       11,946
                                                                          2008       $19.930       $9.961       12,398
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.202       13,338
                                                                          2004       $12.202      $12.941       30,310
                                                                          2005       $12.941      $13.363       30,499
                                                                          2006       $13.363      $14.517       27,228
                                                                          2007       $14.517      $14.781       21,600
                                                                          2008       $14.781       $9.205       15,352
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.828        8,305
                                                                          2004       $11.828      $12.852       21,806
                                                                          2005       $12.852      $14.851       31,805
                                                                          2006       $14.851      $15.127       31,781
                                                                          2007       $15.127      $17.676       25,631
                                                                          2008       $17.676       $9.052       21,769
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.630        5,081
                                                                          2004       $12.630      $13.924        6,058
                                                                          2005       $13.924      $14.788        6,499
                                                                          2006       $14.788      $18.825        3,856
                                                                          2007       $18.825      $21.280        2,846
                                                                          2008       $21.280      $11.920        2,590

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.543        2,803
                                                                          2004       $12.543      $13.804        2,895
                                                                          2005       $13.804      $14.401        2,087
                                                                          2006       $14.401      $16.706        2,079
                                                                          2007       $16.706      $19.103        2,072
                                                                          2008       $19.103      $10.492        2,061
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.909        7,713
                                                                          2004       $12.909      $14.506       13,668
                                                                          2005       $14.506      $15.096       12,496
                                                                          2006       $15.096      $17.993       14,306
                                                                          2007       $17.993      $18.826       11,655
                                                                          2008       $18.826      $10.870       10,288
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.278       20,924
                                                                          2004       $11.278      $12.110       27,724
                                                                          2005       $12.110      $12.098       26,695
                                                                          2006       $12.098      $12.927       22,620
                                                                          2007       $12.927      $13.162       11,454
                                                                          2008       $13.162       $9.908        6,593
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.610        2,610
                                                                          2004       $11.610      $12.599       73,997
                                                                          2005       $12.599      $13.178       69,548
                                                                          2006       $13.178      $14.719       51,826
                                                                          2007       $14.719      $14.838       35,772
                                                                          2008       $14.838      $10.697        6,069
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.262       55,968
                                                                          2004       $10.262      $10.568      153,800
                                                                          2005       $10.568      $10.677      237,732
                                                                          2006       $10.677      $11.024      268,974
                                                                          2007       $11.024      $11.422      215,118
                                                                          2008       $11.422      $10.175      124,599
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.971       45,323
                                                                          2004        $9.971       $9.887       74,515
                                                                          2005        $9.887       $9.837      108,949
                                                                          2006        $9.837      $10.030       97,651
                                                                          2007       $10.030      $10.104       78,698
                                                                          2008       $10.104       $8.396       44,929

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.889      104,728
                                                                          2004        $9.889       $9.752      128,475
                                                                          2005        $9.752       $9.801      160,852
                                                                          2006        $9.801      $10.024      133,182
                                                                          2007       $10.024      $10.282      155,128
                                                                          2008       $10.282      $10.299      147,185
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.056       85,934
                                                                          2004       $12.056      $13.032      106,866
                                                                          2005       $13.032      $13.340      111,130
                                                                          2006       $13.340      $15.065      115,550
                                                                          2007       $15.065      $15.502       93,440
                                                                          2008       $15.502       $9.531       80,454
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $11.977       38,501
                                                                          2004       $11.977      $12.926       55,640
                                                                          2005       $12.926      $13.691       41,361
                                                                          2006       $13.691      $15.399       38,615
                                                                          2007       $15.399      $16.354       31,271
                                                                          2008       $16.354      $12.150       27,193
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.451        2,344
                                                                          2004       $11.451      $13.499        6,396
                                                                          2005       $13.499      $15.130        6,622
                                                                          2006       $15.130      $17.800        4,846
                                                                          2007       $17.800      $20.940        3,544
                                                                          2008       $20.940      $13.659        1,208
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.265        3,310
                                                                          2004       $11.265      $12.154        6,806
                                                                          2005       $12.154      $13.359        7,994
                                                                          2006       $13.359      $14.508        6,616
                                                                          2007       $14.508      $15.127        5,399
                                                                          2008       $15.127      $12.605        3,751
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.841        6,307
                                                                          2004       $14.841      $17.891        8,689
                                                                          2005       $17.891      $23.458       11,188
                                                                          2006       $23.458      $31.539       11,832
                                                                          2007       $31.539      $43.413       11,480
                                                                          2008       $43.413      $18.405        8,393

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.567        3,980
                                                                          2004       $11.567      $12.642       16,492
                                                                          2005       $12.642      $13.306       54,800
                                                                          2006       $13.306      $14.682      199,743
                                                                          2007       $14.138      $16.857        5,160
                                                                          2008       $16.857       $8.368        3,869
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.659        9,186
                                                                          2004       $11.659      $12.276       11,357
                                                                          2005       $12.276      $13.895        5,872
                                                                          2006       $13.895      $14.138        4,739
                                                                          2007       $14.682      $14.872      149,877
                                                                          2008       $14.872      $11.270       39,697
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.193       19,655
                                                                          2004       $12.193      $13.476       34,337
                                                                          2005       $13.476      $14.790       94,324
                                                                          2006       $14.790      $17.615      100,062
                                                                          2007       $17.615      $18.951       86,808
                                                                          2008       $18.951      $13.198       56,815
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.709        7,000
                                                                          2007       $10.709      $11.992       10,333
                                                                          2008       $11.992       $6.050        7,181
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.054       19,118
                                                                          2004       $13.054      $15.542       22,530
                                                                          2005       $15.542      $17.868       25,823
                                                                          2006       $17.868      $19.114       19,392
                                                                          2007       $19.114      $22.967       17,013
                                                                          2008       $22.967      $11.971       13,415

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.556       11,076
                                                                          2004       $13.556      $15.804       14,946
                                                                          2005       $15.804      $17.487       12,722
                                                                          2006       $17.487      $19.168       10,312
                                                                          2007       $19.168      $19.341        6,401
                                                                          2008       $19.341      $11.291        5,711
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.345       18,863
                                                                          2004       $13.345      $14.979       27,366
                                                                          2005       $14.979      $16.466       42,424
                                                                          2006       $16.466      $19.467       51,073
                                                                          2007       $19.467      $20.555       40,708
                                                                          2008       $20.555      $11.801       35,202
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.724       19,378
                                                                          2004       $12.724      $16.970       30,916
                                                                          2005       $16.970      $19.420       38,726
                                                                          2006       $19.420      $26.205       36,362
                                                                          2007       $26.205      $21.244       24,761
                                                                          2008       $21.244      $12.897       15,556
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.803        1,825
                                                                          2004       $12.803      $14.417        2,704
                                                                          2005       $14.417      $15.701        2,616
                                                                          2006       $15.701      $16.147        4,537
                                                                          2007       $16.147      $18.609        3,482
                                                                          2008       $18.609       $9.696        3,367
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.466       71,563
                                                                          2004       $12.466      $14.347      120,981
                                                                          2005       $14.347      $14.641      197,702
                                                                          2006       $14.641      $16.653      195,843
                                                                          2007       $16.653      $15.939      166,698
                                                                          2008       $15.939      $10.029      118,260
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.364       21,562
                                                                          2004       $12.364      $13.829       42,395
                                                                          2005       $13.829      $14.872       65,091
                                                                          2006       $14.872      $16.906       61,913
                                                                          2007       $16.906      $16.986       50,813
                                                                          2008       $16.986      $11.285       38,489

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.797       16,615
                                                                          2004       $11.797      $12.346       14,891
                                                                          2005       $12.346      $13.025       14,090
                                                                          2006       $13.025      $13.102       13,489
                                                                          2007       $13.102      $14.977       11,639
                                                                          2008       $14.977       $7.469        8,586
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.861        5,682
                                                                          2004       $12.861      $13.971       12,994
                                                                          2005       $13.971      $14.437       15,396
                                                                          2006       $14.437      $15.982       13,111
                                                                          2007       $15.982      $15.876       12,123
                                                                          2008       $15.876       $7.483        7,845
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.209        8,912
                                                                          2004       $12.209      $12.724       10,084
                                                                          2005       $12.724      $13.542        9,908
                                                                          2006       $13.542      $14.077        4,244
                                                                          2007       $14.077      $15.414        1,602
                                                                          2008       $15.414       $8.667            0
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.753        4,761
                                                                          2007       $10.753      $11.368        4,742
                                                                          2008       $11.368       $7.763        4,043
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.775        8,112
                                                                          2005       $10.775      $11.328       11,647
                                                                          2006       $11.328      $12.323       10,261
                                                                          2007       $12.323      $13.198        9,017
                                                                          2008       $13.198       $9.225        3,333
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.420       10,852
                                                                          2004       $12.420      $13.942       22,251
                                                                          2005       $13.942      $15.255       42,075
                                                                          2006       $15.255      $14.767       38,317
                                                                          2007       $14.767      $16.304       31,765
                                                                          2008       $16.304       $9.172       24,971

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.254       10,132
                                                                          2004       $12.254      $13.358       25,168
                                                                          2005       $13.358      $13.695       37,722
                                                                          2006       $13.695      $15.703       34,123
                                                                          2007       $15.703      $16.137       29,914
                                                                          2008       $16.137       $9.379       14,255
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.845       28,916
                                                                          2006       $11.845      $15.688       58,938
                                                                          2007       $15.688      $16.232       54,493
                                                                          2008       $16.232       $7.432       61,451
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.457        7,396
                                                                          2004       $11.457      $12.166       11,447
                                                                          2005       $12.166      $13.694       11,644
                                                                          2006       $13.694      $13.336        9,702
                                                                          2007       $13.336      $14.849        3,282
                                                                          2008       $14.849       $8.758        2,560
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.577       14,173
                                                                          2004       $13.577      $15.845       26,913
                                                                          2005       $15.845      $16.561       38,781
                                                                          2006       $16.561      $18.537       36,836
                                                                          2007       $18.537      $18.444       35,249
                                                                          2008       $18.444      $11.614       25,229
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.926        4,550
                                                                          2006       $10.926      $13.225        6,735
                                                                          2007       $13.225      $15.818        8,306
                                                                          2008       $15.818       $9.805        4,371
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.706        1,299
                                                                          2006       $10.706      $12.700        2,217
                                                                          2007       $12.700      $11.927        1,546
                                                                          2008       $11.927       $6.895        1,664
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.860       65,015
                                                                          2006       $11.860      $12.954       82,745
                                                                          2007       $12.954      $14.891       80,558
                                                                          2008       $14.891       $8.364       75,556

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.061        8,361
                                                                          2006       $11.061      $12.236       28,892
                                                                          2007       $12.236      $13.413       26,089
                                                                          2008       $13.413       $7.638       28,463
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.448       15,149
                                                                          2006       $10.448      $11.370       25,589
                                                                          2007       $11.370      $11.426       24,573
                                                                          2008       $11.426       $8.383       19,296
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.078       19,923
                                                                          2006       $12.078      $13.307       32,393
                                                                          2007       $13.307      $15.041       32,578
                                                                          2008       $15.041       $8.903       30,756
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.186        3,243
                                                                          2007       $10.186      $10.477        3,067
                                                                          2008       $10.477      $10.553        3,768
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.125            0
                                                                          2006       $11.125      $11.471        5,168
                                                                          2007       $11.471      $12.852        6,087
                                                                          2008       $12.852       $8.148        6,167
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.666       10,842
                                                                          2005       $10.666      $10.801       20,913
                                                                          2006       $10.801      $11.578       14,309
                                                                          2007       $11.578      $11.655       14,283
                                                                          2008       $11.655       $8.752        7,368
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.210       11,942
                                                                          2005       $11.210      $11.164       83,659
                                                                          2006       $11.164      $12.938      254,491
                                                                          2007       $12.938      $13.155      193,817
                                                                          2008       $13.155       $9.070       85,976
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.351        3,915
                                                                          2006       $11.351      $13.690       13,228
                                                                          2007       $13.690      $15.006       14,659
                                                                          2008       $15.006      $10.522       11,917

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.922        5,407
                                                                          2005       $10.922      $11.835       34,479
                                                                          2006       $11.835      $13.733       41,032
                                                                          2007       $13.733      $13.926       38,281
                                                                          2008       $13.926       $8.584       27,817
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.488       15,706
                                                                          2005       $11.488      $12.405       63,901
                                                                          2006       $12.405      $14.766       70,872
                                                                          2007       $14.766      $16.708       63,697
                                                                          2008       $16.708       $9.763       52,015
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.496        9,367
                                                                          2006       $10.496      $12.616       15,632
                                                                          2007       $12.616      $12.395       16,468
                                                                          2008       $12.395       $8.052       15,192
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.347       23,508
                                                                          2006       $11.347      $12.919       28,638
                                                                          2007       $12.919      $12.997       27,779
                                                                          2008       $12.997       $8.061       21,371
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.313       19,800
                                                                          2006       $11.313      $12.449       28,648
                                                                          2007       $12.449      $10.161       30,278
                                                                          2008       $10.161       $6.588       23,072
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.242       10,666
                                                                          2006       $11.242      $12.439       23,543
                                                                          2007       $12.439      $11.904       23,535
                                                                          2008       $11.904       $7.404       21,291
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.471        1,001
                                                                          2007        $9.471      $11.430        4,518
                                                                          2008       $11.430       $6.290        3,251

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.681            0
                                                                          2007       $10.681      $11.067            0
                                                                          2008       $11.067       $9.256        1,519
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.098            0
                                                                          2007       $10.098      $10.942       82,721
                                                                          2008       $10.942       $9.959       35,801
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.279       25,586
                                                                          2007       $10.279      $10.946      101,644
                                                                          2008       $10.946      $11.234       50,802
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.288        4,287
                                                                          2004       $11.288      $11.972      370,010
                                                                          2005       $11.972      $12.203      391,822
                                                                          2006       $12.203      $13.387       40,281
                                                                          2007       $13.387      $13.244       20,507
                                                                          2008       $13.244       $7.694       10,832
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.260        2,080
                                                                          2004       $12.260      $13.351       36,268
                                                                          2005       $13.351      $13.770       28,065
                                                                          2006       $13.770      $15.644       24,663
                                                                          2007       $15.644      $14.405       18,903
                                                                          2008       $14.405       $8.655        5,097
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.628       12,403
                                                                          2004       $12.628      $14.382       14,068
                                                                          2005       $14.382      $15.816       40,611
                                                                          2006       $15.816      $19.799       43,476
                                                                          2007       $19.799      $21.026       28,860
                                                                          2008       $21.026      $11.550        7,723
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.126            0
                                                                          2004       $12.126      $13.387        4,230
                                                                          2005       $13.387      $14.277        1,971
                                                                          2006       $14.277      $15.943        1,971
                                                                          2007       $15.943      $14.817        1,971
                                                                          2008       $14.817       $8.779            0

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.8



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.896       15,291
                                                                          2006       $10.896      $12.390       33,299
                                                                          2007       $12.390      $11.548       26,972
                                                                          2008       $11.548       $6.252       23,042
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.696        1,413
                                                                          2004       $11.696      $12.040       42,401
                                                                          2005       $12.040      $12.473       41,688
                                                                          2006       $12.473      $12.890       44,233
                                                                          2007       $12.890      $13.329       23,345
                                                                          2008       $13.329       $8.226        6,768



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund- Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities
     - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return
     - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.80% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        With the Enhanced Beneficiary Protection (Annual Increase) Option

                            Mortality & Expense = 1.8

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub- Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.9



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.168         200
                                                                          2004       $12.168      $13.400         200
                                                                          2005       $13.400      $16.102         200
                                                                          2006       $16.102      $16.971         200
                                                                          2007       $16.971      $19.835         200
                                                                          2008       $19.835       $9.904           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.194         271
                                                                          2004       $12.194      $12.919       1,235
                                                                          2005       $12.919      $13.327       1,231
                                                                          2006       $13.327      $14.462       1,227
                                                                          2007       $14.462      $14.711       1,139
                                                                          2008       $14.711       $9.152       1,133
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.820           0
                                                                          2004       $11.820      $12.830       2,024
                                                                          2005       $12.830      $14.811       3,594
                                                                          2006       $14.811      $15.071       3,299
                                                                          2007       $15.071      $17.592       1,519
                                                                          2008       $17.592       $9.000       1,560
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.622           0
                                                                          2004       $12.622      $13.900           0
                                                                          2005       $13.900      $14.748           0
                                                                          2006       $14.748      $18.755           0
                                                                          2007       $18.755      $21.179           0
                                                                          2008       $21.179      $11.851           0

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.9



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.534           0
                                                                          2004       $12.534      $13.780       1,547
                                                                          2005       $13.780      $14.362       1,547
                                                                          2006       $14.362      $16.643       1,547
                                                                          2007       $16.643      $19.012       1,547
                                                                          2008       $19.012      $10.431       1,547
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.901           0
                                                                          2004       $12.901      $14.482           0
                                                                          2005       $14.482      $15.055       1,007
                                                                          2006       $15.055      $17.926         802
                                                                          2007       $17.926      $18.737           0
                                                                          2008       $18.737      $10.807           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.270           0
                                                                          2004       $11.270      $12.090         958
                                                                          2005       $12.090      $12.066       1,241
                                                                          2006       $12.066      $12.878       1,140
                                                                          2007       $12.878      $13.100         661
                                                                          2008       $13.100       $9.850           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.603           0
                                                                          2004       $11.603      $12.578         260
                                                                          2005       $12.578      $13.142         514
                                                                          2006       $13.142      $14.664         440
                                                                          2007       $14.664      $14.767           0
                                                                          2008       $14.767      $10.635           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.255           0
                                                                          2004       $10.255      $10.550       8,614
                                                                          2005       $10.550      $10.648      17,544
                                                                          2006       $10.648      $10.983      38,461
                                                                          2007       $10.983      $11.368      33,789
                                                                          2008       $11.368      $10.116      27,849
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.964           0
                                                                          2004        $9.964       $9.870       9,561
                                                                          2005        $9.870       $9.810       1,628
                                                                          2006        $9.810       $9.992       1,332
                                                                          2007        $9.992      $10.056         179
                                                                          2008       $10.056       $8.348         179

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.9



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.882           0
                                                                          2004        $9.882       $9.735       5,334
                                                                          2005        $9.735       $9.774       9,040
                                                                          2006        $9.774       $9.987      10,768
                                                                          2007        $9.987      $10.233       7,506
                                                                          2008       $10.233      $10.239       4,272
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.048           0
                                                                          2004       $12.048      $13.010         709
                                                                          2005       $13.010      $13.304       2,865
                                                                          2006       $13.304      $15.009       4,843
                                                                          2007       $15.009      $15.428       4,197
                                                                          2008       $15.428       $9.476       4,326
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $11.969         273
                                                                          2004       $11.969      $12.904         531
                                                                          2005       $12.904      $13.654         531
                                                                          2006       $13.654      $15.341         531
                                                                          2007       $15.341      $16.277         530
                                                                          2008       $16.277      $12.079         530
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.443           0
                                                                          2004       $11.443      $13.476       1,724
                                                                          2005       $13.476      $15.089       1,724
                                                                          2006       $15.089      $17.734       1,724
                                                                          2007       $17.734      $20.841       1,724
                                                                          2008       $20.841      $13.580       1,724
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.258           0
                                                                          2004       $11.258      $12.133           0
                                                                          2005       $12.133      $13.322           0
                                                                          2006       $13.322      $14.454           0
                                                                          2007       $14.454      $15.055           0
                                                                          2008       $15.055      $12.532           0
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.831           0
                                                                          2004       $14.831      $17.861           0
                                                                          2005       $17.861      $23.394       6,532
                                                                          2006       $23.394      $31.421         139
                                                                          2007       $31.421      $43.207         103
                                                                          2008       $43.207      $18.299         174

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.9



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.559           0
                                                                          2004       $11.559      $12.621         260
                                                                          2005       $12.621      $13.270       8,850
                                                                          2006       $13.270      $14.627       8,601
                                                                          2007       $14.086      $16.777           0
                                                                          2008       $16.777       $8.320           0
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.651           0
                                                                          2004       $11.651      $12.255           0
                                                                          2005       $12.255      $13.857           0
                                                                          2006       $13.857      $14.086           0
                                                                          2007       $14.627      $14.801       8,002
                                                                          2008       $14.801      $11.205       7,811
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.184       1,464
                                                                          2004       $12.184      $13.453       1,464
                                                                          2005       $13.453      $14.750       5,169
                                                                          2006       $14.750      $17.549       5,184
                                                                          2007       $17.549      $18.861       2,853
                                                                          2008       $18.861      $13.122       1,344
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.702       2,324
                                                                          2007       $10.702      $11.971       2,896
                                                                          2008       $11.971       $6.033       3,586
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.045           0
                                                                          2004       $13.045      $15.516       1,508
                                                                          2005       $15.516      $17.820       3,347
                                                                          2006       $17.820      $19.043       4,101
                                                                          2007       $19.043      $22.858       4,209
                                                                          2008       $22.858      $11.902       4,386

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.9



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.547          95
                                                                          2004       $13.547      $15.778         185
                                                                          2005       $15.778      $17.439         185
                                                                          2006       $17.439      $19.097         185
                                                                          2007       $19.097      $19.249         185
                                                                          2008       $19.249      $11.225         185
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.336         349
                                                                          2004       $13.336      $14.954         488
                                                                          2005       $14.954      $16.421       3,854
                                                                          2006       $16.421      $19.395       4,976
                                                                          2007       $19.395      $20.458       4,940
                                                                          2008       $20.458      $11.733       4,256
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.716           0
                                                                          2004       $12.716      $16.941         766
                                                                          2005       $16.941      $19.367       3,154
                                                                          2006       $19.367      $26.107       3,522
                                                                          2007       $26.107      $21.143       2,742
                                                                          2008       $21.143      $12.823       2,697
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.794          81
                                                                          2004       $12.794      $14.392          81
                                                                          2005       $14.392      $15.658          81
                                                                          2006       $15.658      $16.087          80
                                                                          2007       $16.087      $18.521          80
                                                                          2008       $18.521       $9.640          80
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.458         921
                                                                          2004       $12.458      $14.323       4,484
                                                                          2005       $14.323      $14.601      15,664
                                                                          2006       $14.601      $16.590      21,372
                                                                          2007       $16.590      $15.864      18,484
                                                                          2008       $15.864       $9.971      17,122
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.356      10,119
                                                                          2004       $12.356      $13.806      10,717
                                                                          2005       $13.806      $14.832       6,221
                                                                          2006       $14.832      $16.843       6,430
                                                                          2007       $16.843      $16.905       5,331
                                                                          2008       $16.905      $11.220       3,959

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.9



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.789           0
                                                                          2004       $11.789      $12.325       1,688
                                                                          2005       $12.325      $12.990       1,688
                                                                          2006       $12.990      $13.053       1,688
                                                                          2007       $13.053      $14.906       1,688
                                                                          2008       $14.906       $7.426       1,688
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.852           0
                                                                          2004       $12.852      $13.947       2,450
                                                                          2005       $13.947      $14.398       2,734
                                                                          2006       $14.398      $15.922       2,664
                                                                          2007       $15.922      $15.800       2,365
                                                                          2008       $15.800       $7.440       2,459
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.201           0
                                                                          2004       $12.201      $12.703           0
                                                                          2005       $12.703      $13.505           0
                                                                          2006       $13.505      $14.025           0
                                                                          2007       $14.025      $15.341           0
                                                                          2008       $15.341       $8.617           0
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.745           0
                                                                          2007       $10.745      $11.349           0
                                                                          2008       $11.349       $7.742           0
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.767           0
                                                                          2005       $10.767      $11.309           0
                                                                          2006       $11.309      $12.289           0
                                                                          2007       $12.289      $13.148           0
                                                                          2008       $13.148       $9.181           0
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.412         622
                                                                          2004       $12.412      $13.918       2,155
                                                                          2005       $13.918      $15.214       3,872
                                                                          2006       $15.214      $14.712       3,468
                                                                          2007       $14.712      $16.226       2,650
                                                                          2008       $16.226       $9.119       2,648

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.9



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.246           0
                                                                          2004       $12.246      $13.336       3,253
                                                                          2005       $13.336      $13.658       3,557
                                                                          2006       $13.658      $15.645       3,437
                                                                          2007       $15.645      $16.060       3,018
                                                                          2008       $16.060       $9.325       2,931
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.837       1,468
                                                                          2006       $11.837      $15.661       3,795
                                                                          2007       $15.661      $16.188       4,265
                                                                          2008       $16.188       $7.404       5,747
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.449           0
                                                                          2004       $11.449      $12.145           0
                                                                          2005       $12.145      $13.657           0
                                                                          2006       $13.657      $13.287           0
                                                                          2007       $13.287      $14.778           0
                                                                          2008       $14.778       $8.707           0
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.568         200
                                                                          2004       $13.568      $15.818       1,640
                                                                          2005       $15.818      $16.516       1,640
                                                                          2006       $16.516      $18.468       1,992
                                                                          2007       $18.468      $18.356       1,990
                                                                          2008       $18.356      $11.547       1,757
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.919         159
                                                                          2006       $10.919      $13.203         159
                                                                          2007       $13.203      $15.775         159
                                                                          2008       $15.775       $9.768         159
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.698           0
                                                                          2006       $10.698      $12.678       1,611
                                                                          2007       $12.678      $11.895       1,533
                                                                          2008       $11.895       $6.869       1,496
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.852       4,326
                                                                          2006       $11.852      $12.932      14,618
                                                                          2007       $12.932      $14.851      10,827
                                                                          2008       $14.851       $8.333      10,438

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.9



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.054       1,564
                                                                          2006       $11.054      $12.215       2,910
                                                                          2007       $12.215      $13.376       3,059
                                                                          2008       $13.376       $7.609       3,244
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.441       2,747
                                                                          2006       $10.441      $11.351       4,427
                                                                          2007       $11.351      $11.395       2,831
                                                                          2008       $11.395       $8.352       2,652
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.070      13,476
                                                                          2006       $12.070      $13.284       6,345
                                                                          2007       $13.284      $15.000       5,852
                                                                          2008       $15.000       $8.869       5,746
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.179       1,649
                                                                          2007       $10.179      $10.459       2,120
                                                                          2008       $10.459      $10.524       1,434
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.117           0
                                                                          2006       $11.117      $11.452       1,629
                                                                          2007       $11.452      $12.817       2,071
                                                                          2008       $12.817       $8.117       2,079
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.659       1,650
                                                                          2005       $10.659      $10.783       2,444
                                                                          2006       $10.783      $11.547       2,386
                                                                          2007       $11.547      $11.611       1,556
                                                                          2008       $11.611       $8.711       1,465
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.202           0
                                                                          2005       $11.202      $11.145       2,402
                                                                          2006       $11.145      $12.903       7,888
                                                                          2007       $12.903      $13.106      22,774
                                                                          2008       $13.106       $9.027      21,326
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.343           0
                                                                          2006       $11.343      $13.667       4,573
                                                                          2007       $13.667      $14.965       4,573
                                                                          2008       $14.965      $10.483       4,573

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.9



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.915           0
                                                                          2005       $10.915      $11.815       3,326
                                                                          2006       $11.815      $13.695       6,502
                                                                          2007       $13.695      $13.874       4,034
                                                                          2008       $13.874       $8.543       3,742
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.480           0
                                                                          2005       $11.480      $12.384       8,025
                                                                          2006       $12.384      $14.726       9,165
                                                                          2007       $14.726      $16.645       7,176
                                                                          2008       $16.645       $9.717       7,013
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.488         497
                                                                          2006       $10.488      $12.594         617
                                                                          2007       $12.594      $12.361         492
                                                                          2008       $12.361       $8.022         475
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.339         667
                                                                          2006       $11.339      $12.897       4,609
                                                                          2007       $12.897      $12.962       4,609
                                                                          2008       $12.962       $8.031       4,609
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.306       1,003
                                                                          2006       $11.306      $12.428       3,818
                                                                          2007       $12.428      $10.133       3,446
                                                                          2008       $10.133       $6.564       3,410
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.234         773
                                                                          2006       $11.234      $12.418       8,173
                                                                          2007       $12.418      $11.871       8,703
                                                                          2008       $11.871       $7.376       8,740
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.465       1,325
                                                                          2007        $9.465      $11.410       1,317
                                                                          2008       $11.410       $6.272       1,286

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.9



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.674       1,427
                                                                          2007       $10.674      $11.048       1,408
                                                                          2008       $11.048       $9.231       1,239
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.091         629
                                                                          2007       $10.091      $10.923         625
                                                                          2008       $10.923       $9.932         566
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.272       3,181
                                                                          2007       $10.272      $10.927       4,615
                                                                          2008       $10.927      $11.203       2,905
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.280       9,174
                                                                          2004       $11.280      $11.951       7,877
                                                                          2005       $11.951      $12.170           0
                                                                          2006       $12.170      $13.337           0
                                                                          2007       $13.337      $13.181           0
                                                                          2008       $13.181       $7.650           0
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.251           0
                                                                          2004       $12.251      $13.328           0
                                                                          2005       $13.328      $13.733           0
                                                                          2006       $13.733      $15.586           0
                                                                          2007       $15.586      $14.337           0
                                                                          2008       $14.337       $8.605           0
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.620           0
                                                                          2004       $12.620      $14.357           0
                                                                          2005       $14.357      $15.773         511
                                                                          2006       $15.773      $19.725       2,011
                                                                          2007       $19.725      $20.926       1,578
                                                                          2008       $20.926      $11.483       1,615
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.118           0
                                                                          2004       $12.118      $13.364           0
                                                                          2005       $13.364      $14.238           0
                                                                          2006       $14.238      $15.884           0
                                                                          2007       $15.884      $14.747           0
                                                                          2008       $14.747       $8.728           0

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.9



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.888         798
                                                                          2006       $10.888      $12.369       7,943
                                                                          2007       $12.369      $11.517       8,317
                                                                          2008       $11.517       $6.229       8,707
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.688           0
                                                                          2004       $11.688      $12.020           0
                                                                          2005       $12.020      $12.439           0
                                                                          2006       $12.439      $12.842           0
                                                                          2007       $12.842      $13.266           0
                                                                          2008       $13.266       $8.179           0



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities
     - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income
     - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub- Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.90% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in the Variable Sub- Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          With the Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 1.9

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub- Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.95



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.164         433
                                                                          2004       $12.164      $13.388         887
                                                                          2005       $13.388      $16.080         884
                                                                          2006       $16.080      $16.939         882
                                                                          2007       $16.939      $19.788         423
                                                                          2008       $19.788       $9.875         418
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.190       3,419
                                                                          2004       $12.190      $12.908       8,213
                                                                          2005       $12.908      $13.309       8,310
                                                                          2006       $13.309      $14.435       7,931
                                                                          2007       $14.435      $14.676       7,123
                                                                          2008       $14.676       $9.125       3,874
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.816       2,560
                                                                          2004       $11.816      $12.819       5,789
                                                                          2005       $12.819      $14.791       6,375
                                                                          2006       $14.791      $15.042       4,854
                                                                          2007       $15.042      $17.550       3,902
                                                                          2008       $17.550       $8.974       3,552
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.617       1,183
                                                                          2004       $12.617      $13.888       1,179
                                                                          2005       $13.888      $14.728       1,176
                                                                          2006       $14.728      $18.720         711
                                                                          2007       $18.720      $21.128         707
                                                                          2008       $21.128      $11.817         703

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.95



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.530         453
                                                                          2004       $12.530      $13.768         453
                                                                          2005       $13.768      $14.343         453
                                                                          2006       $14.343      $16.612           0
                                                                          2007       $16.612      $18.967           0
                                                                          2008       $18.967      $10.401           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.896       4,042
                                                                          2004       $12.896      $14.469       8,445
                                                                          2005       $14.469      $15.034       9,405
                                                                          2006       $15.034      $17.892       8,194
                                                                          2007       $17.892      $18.692       5,458
                                                                          2008       $18.692      $10.776       5,432
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.266       5,695
                                                                          2004       $11.266      $12.079       7,022
                                                                          2005       $12.079      $12.049       6,969
                                                                          2006       $12.049      $12.854       6,914
                                                                          2007       $12.854      $13.068       5,288
                                                                          2008       $13.068       $9.822       5,198
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.599           0
                                                                          2004       $11.599      $12.567       1,481
                                                                          2005       $12.567      $13.124       1,481
                                                                          2006       $13.124      $14.637       1,481
                                                                          2007       $14.637      $14.732       1,481
                                                                          2008       $14.732      $10.605       1,481
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.251       5,174
                                                                          2004       $10.251      $10.541      26,917
                                                                          2005       $10.541      $10.633      58,872
                                                                          2006       $10.633      $10.962      66,170
                                                                          2007       $10.962      $11.341      53,457
                                                                          2008       $11.341      $10.087      39,558
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.960         773
                                                                          2004        $9.960       $9.861      32,548
                                                                          2005        $9.861       $9.797      33,800
                                                                          2006        $9.797       $9.974      34,401
                                                                          2007        $9.974      $10.032      25,675
                                                                          2008       $10.032       $8.324      20,027

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.95



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.879           0
                                                                          2004        $9.879       $9.727       8,476
                                                                          2005        $9.727       $9.761      20,645
                                                                          2006        $9.761       $9.968      21,529
                                                                          2007        $9.968      $10.209      20,634
                                                                          2008       $10.209      $10.210      13,168
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.044       4,817
                                                                          2004       $12.044      $12.999       6,668
                                                                          2005       $12.999      $13.286      20,958
                                                                          2006       $13.286      $14.981      25,585
                                                                          2007       $14.981      $15.392      25,229
                                                                          2008       $15.392       $9.449      18,027
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $11.965       8,755
                                                                          2004       $11.965      $12.893       9,023
                                                                          2005       $12.893      $13.635       8,859
                                                                          2006       $13.635      $15.313       7,106
                                                                          2007       $15.313      $16.238       5,444
                                                                          2008       $16.238      $12.045       3,476
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.439       3,467
                                                                          2004       $11.439      $13.465       4,948
                                                                          2005       $13.465      $15.069       5,433
                                                                          2006       $15.069      $17.701       5,396
                                                                          2007       $17.701      $20.791       5,124
                                                                          2008       $20.791      $13.541       4,825
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.254         474
                                                                          2004       $11.254      $12.123       1,823
                                                                          2005       $12.123      $13.304       2,863
                                                                          2006       $13.304      $14.427       2,743
                                                                          2007       $14.427      $15.019       2,709
                                                                          2008       $15.019      $12.496       2,007
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.826         415
                                                                          2004       $14.826      $17.846       1,308
                                                                          2005       $17.846      $23.363       2,743
                                                                          2006       $23.363      $31.362       3,003
                                                                          2007       $31.362      $43.104       3,423
                                                                          2008       $43.104      $18.246       3,351

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.95



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.647         991
                                                                          2004       $11.555      $12.610      10,557
                                                                          2005       $12.610      $13.252      22,067
                                                                          2006       $13.252      $14.600      20,345
                                                                          2007       $14.600      $14.766      16,048
                                                                          2008       $14.766      $11.172      11,439
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.555         600
                                                                          2004       $11.647      $12.245         987
                                                                          2005       $12.245      $13.839         982
                                                                          2006       $13.839      $14.059         977
                                                                          2007       $14.059      $16.737         840
                                                                          2008       $16.737       $8.296         662
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.180       4,298
                                                                          2004       $12.180      $13.441      17,277
                                                                          2005       $13.441      $14.730      32,627
                                                                          2006       $14.730      $17.516      33,418
                                                                          2007       $17.516      $18.816      18,546
                                                                          2008       $18.816      $13.084      16,281
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.698       1,837
                                                                          2007       $10.698      $11.961       1,805
                                                                          2008       $11.961       $6.025       2,166
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.040       5,065
                                                                          2004       $13.040      $15.502       7,856
                                                                          2005       $15.502      $17.796      11,875
                                                                          2006       $17.796      $19.007      12,553
                                                                          2007       $19.007      $22.804       7,715
                                                                          2008       $22.804      $11.868       7,174

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.95



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.543       1,317
                                                                          2004       $13.543      $15.764       5,166
                                                                          2005       $15.764      $17.415       7,762
                                                                          2006       $17.415      $19.061       6,740
                                                                          2007       $19.061      $19.203       3,444
                                                                          2008       $19.203      $11.193       2,442
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.331       6,986
                                                                          2004       $13.331      $14.941      13,813
                                                                          2005       $14.941      $16.399      26,405
                                                                          2006       $16.399      $19.359      29,992
                                                                          2007       $19.359      $20.409      24,360
                                                                          2008       $20.409      $11.699      23,701
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.711       1,331
                                                                          2004       $12.711      $16.927       4,396
                                                                          2005       $16.927      $19.341       5,815
                                                                          2006       $19.341      $26.058       5,685
                                                                          2007       $26.058      $21.093       5,001
                                                                          2008       $21.093      $12.785       4,609
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.790           0
                                                                          2004       $12.790      $14.380       1,148
                                                                          2005       $14.380      $15.637       3,038
                                                                          2006       $15.637      $16.057       2,966
                                                                          2007       $16.057      $18.477       2,866
                                                                          2008       $18.477       $9.612       1,800
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.453      13,637
                                                                          2004       $12.453      $14.311      36,846
                                                                          2005       $14.311      $14.581      95,234
                                                                          2006       $14.581      $16.559      92,222
                                                                          2007       $16.559      $15.826      67,064
                                                                          2008       $15.826       $9.942      55,991
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.352      11,163
                                                                          2004       $12.352      $13.794      25,743
                                                                          2005       $13.794      $14.812      26,833
                                                                          2006       $14.812      $16.811      28,268
                                                                          2007       $16.811      $16.865      20,746
                                                                          2008       $16.865      $11.188      15,035

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.95



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.785       8,537
                                                                          2004       $11.785      $12.315      18,251
                                                                          2005       $12.315      $12.972      18,684
                                                                          2006       $12.972      $13.029      16,398
                                                                          2007       $13.029      $14.870      11,545
                                                                          2008       $14.870       $7.404      11,459
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.848       6,850
                                                                          2004       $12.848      $13.935      13,525
                                                                          2005       $13.935      $14.378      15,785
                                                                          2006       $14.378      $15.893      15,587
                                                                          2007       $15.893      $15.763      14,436
                                                                          2008       $15.763       $7.419       7,722
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.197       7,385
                                                                          2004       $12.197      $12.692       8,020
                                                                          2005       $12.692      $13.487       7,980
                                                                          2006       $13.487      $13.998       7,940
                                                                          2007       $13.998      $15.304       7,224
                                                                          2008       $15.304       $8.592       7,139
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.742       4,444
                                                                          2007       $10.742      $11.339       4,420
                                                                          2008       $11.339       $7.731       4,394
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.763       5,003
                                                                          2005       $10.763      $11.299      11,694
                                                                          2006       $11.299      $12.273      11,724
                                                                          2007       $12.273      $13.124      11,018
                                                                          2008       $13.124       $9.159       4,003
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.407         447
                                                                          2004       $12.407      $13.906       2,037
                                                                          2005       $13.906      $15.193       5,987
                                                                          2006       $15.193      $14.684       5,839
                                                                          2007       $14.684      $16.188       5,603
                                                                          2008       $16.188       $9.093       3,536

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.95



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.242       1,991
                                                                          2004       $12.242      $13.324       4,498
                                                                          2005       $13.324      $13.639       4,657
                                                                          2006       $13.639      $15.616       1,036
                                                                          2007       $15.616      $16.022       1,029
                                                                          2008       $16.022       $9.298       1,122
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.833      21,112
                                                                          2006       $11.833      $15.648      26,066
                                                                          2007       $15.648      $16.166      25,201
                                                                          2008       $16.166       $7.390      29,391
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.445       2,114
                                                                          2004       $11.445      $12.135       3,201
                                                                          2005       $12.135      $13.639       2,991
                                                                          2006       $13.639      $13.262       1,548
                                                                          2007       $13.262      $14.743       1,544
                                                                          2008       $14.743       $8.682       1,540
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.563       2,059
                                                                          2004       $13.563      $15.805       8,513
                                                                          2005       $15.805      $16.493      29,031
                                                                          2006       $16.493      $18.434      28,631
                                                                          2007       $18.434      $18.312      23,627
                                                                          2008       $18.312      $11.514      19,407
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.915      20,466
                                                                          2006       $10.915      $13.192      20,111
                                                                          2007       $13.192      $15.753      19,414
                                                                          2008       $15.753       $9.750      13,284
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.695       2,110
                                                                          2006       $10.695      $12.668       2,930
                                                                          2007       $12.668      $11.879       4,741
                                                                          2008       $11.879       $6.856       4,646
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.848      22,206
                                                                          2006       $11.848      $12.921      47,137
                                                                          2007       $12.921      $14.830      36,152
                                                                          2008       $14.830       $8.317      30,892

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.95



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.050       9,747
                                                                          2006       $11.050      $12.204      14,324
                                                                          2007       $12.204      $13.358      13,309
                                                                          2008       $13.358       $7.595      16,036
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.438       2,253
                                                                          2006       $10.438      $11.341       3,240
                                                                          2007       $11.341      $11.379       3,274
                                                                          2008       $11.379       $8.336       2,931
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.066      14,003
                                                                          2006       $12.066      $13.273      13,668
                                                                          2007       $13.273      $14.980      12,703
                                                                          2008       $14.980       $8.853       9,047
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.175         864
                                                                          2007       $10.175      $10.450       1,064
                                                                          2008       $10.450      $10.509       5,307
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.113           0
                                                                          2006       $11.113      $11.442       1,311
                                                                          2007       $11.442      $12.799       1,336
                                                                          2008       $12.799       $8.102       1,310
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.655       5,265
                                                                          2005       $10.655      $10.774       5,208
                                                                          2006       $10.774      $11.531       5,078
                                                                          2007       $11.531      $11.589       4,611
                                                                          2008       $11.589       $8.690       4,388
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.198       2,354
                                                                          2005       $11.198      $11.135      11,326
                                                                          2006       $11.135      $12.885      38,710
                                                                          2007       $12.885      $13.082      63,165
                                                                          2008       $13.082       $9.005      55,306

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.95



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.339           0
                                                                          2006       $11.339      $13.656      21,670
                                                                          2007       $13.656      $14.945      21,097
                                                                          2008       $14.945      $10.463      19,757
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.911       1,672
                                                                          2005       $10.911      $11.805      14,780
                                                                          2006       $11.805      $13.677      20,128
                                                                          2007       $13.677      $13.848      18,114
                                                                          2008       $13.848       $8.523      15,250
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.476       3,188
                                                                          2005       $11.476      $12.373      53,004
                                                                          2006       $12.373      $14.706      54,520
                                                                          2007       $14.706      $16.614      48,088
                                                                          2008       $16.614       $9.693      37,167
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.485       4,554
                                                                          2006       $10.485      $12.583       5,648
                                                                          2007       $12.583      $12.344       9,295
                                                                          2008       $12.344       $8.007       8,425
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.335       5,161
                                                                          2006       $11.335      $12.886      18,722
                                                                          2007       $12.886      $12.944      16,850
                                                                          2008       $12.944       $8.016      15,939
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.302      13,050
                                                                          2006       $11.302      $12.418      16,057
                                                                          2007       $12.418      $10.119      16,966
                                                                          2008       $10.119       $6.551      16,649
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.230      19,182
                                                                          2006       $11.230      $12.407      22,090
                                                                          2007       $12.407      $11.855      22,287
                                                                          2008       $11.855       $7.363      18,214
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.462           0
                                                                          2007        $9.462      $11.401           0
                                                                          2008       $11.401       $6.264           0

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.95



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.670           0
                                                                          2007       $10.670      $11.039           0
                                                                          2008       $11.039       $9.218           0
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.087         109
                                                                          2007       $10.087      $10.914         118
                                                                          2008       $10.914       $9.918       1,232
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.269       3,021
                                                                          2007       $10.269      $10.918       6,040
                                                                          2008       $10.918      $11.188       3,054
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $12.114           0
                                                                          2004       $11.276      $11.941       3,838
                                                                          2005       $11.941      $12.154       4,667
                                                                          2006       $12.154      $13.312       4,646
                                                                          2007       $13.312      $13.150       4,625
                                                                          2008       $13.150       $7.628       3,751
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.247       2,013
                                                                          2004       $12.247      $13.317       5,001
                                                                          2005       $13.317      $13.714       5,245
                                                                          2006       $13.714      $15.557       3,029
                                                                          2007       $15.557      $14.303       3,020
                                                                          2008       $14.303       $8.580         649
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.615       1,231
                                                                          2004       $12.615      $14.345       2,597
                                                                          2005       $14.345      $15.751       2,710
                                                                          2006       $15.751      $19.688       1,660
                                                                          2007       $19.688      $20.876       2,581
                                                                          2008       $20.876      $11.450       2,225
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.114       3,860
                                                                          2004       $12.114      $13.353           0
                                                                          2005       $13.353      $14.219           0
                                                                          2006       $14.219      $15.854           0
                                                                          2007       $15.854      $14.712           0
                                                                          2008       $14.712       $8.703           0

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.95



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.885       6,281
                                                                          2006       $10.885      $12.358       8,968
                                                                          2007       $12.358      $11.501       9,518
                                                                          2008       $11.501       $6.217       9,982
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.684       6,603
                                                                          2004       $11.684      $12.009       6,296
                                                                          2005       $12.009      $12.422       8,555
                                                                          2006       $12.422      $12.818       8,398
                                                                          2007       $12.818      $13.235       8,288
                                                                          2008       $13.235       $8.155       4,749



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value
     - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.95% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in the Variable Sub- Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                                Option (age 0-70)

                           Mortality & Expense = 1.95

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub- Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 2.0



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.159        44,604
                                                                          2004       $12.159      $13.377        60,921
                                                                          2005       $13.377      $16.058        64,320
                                                                          2006       $16.058      $16.908        66,199
                                                                          2007       $16.908      $19.741        43,043
                                                                          2008       $19.741       $9.847        35,522
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.185       267,578
                                                                          2004       $12.185      $12.897       458,569
                                                                          2005       $12.897      $13.291       450,933
                                                                          2006       $13.291      $14.408       393,926
                                                                          2007       $14.408      $14.641       301,052
                                                                          2008       $14.641       $9.099       215,314
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.812       226,790
                                                                          2004       $11.812      $12.808       418,173
                                                                          2005       $12.808      $14.771       364,651
                                                                          2006       $14.771      $15.014       321,931
                                                                          2007       $15.014      $17.509       210,705
                                                                          2008       $17.509       $8.948       193,466
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.613        67,863
                                                                          2004       $12.613      $13.877       156,850
                                                                          2005       $13.877      $14.708       143,222
                                                                          2006       $14.708      $18.685       122,372
                                                                          2007       $18.685      $21.078        70,122
                                                                          2008       $21.078      $11.783        48,437

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 2.0



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.526        19,012
                                                                          2004       $12.526      $13.757        32,344
                                                                          2005       $13.757      $14.323        31,446
                                                                          2006       $14.323      $16.581        27,626
                                                                          2007       $16.581      $18.922        22,449
                                                                          2008       $18.922      $10.371        11,269
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.892       126,971
                                                                          2004       $12.892      $14.457       162,492
                                                                          2005       $14.457      $15.014       165,660
                                                                          2006       $15.014      $17.859       108,014
                                                                          2007       $17.859      $18.647        74,726
                                                                          2008       $18.647      $10.745        58,340
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.262       204,088
                                                                          2004       $11.262      $12.069       273,137
                                                                          2005       $12.069      $12.033       254,332
                                                                          2006       $12.033      $12.830       195,795
                                                                          2007       $12.830      $13.037       132,897
                                                                          2008       $13.037       $9.794        78,759
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.595       320,091
                                                                          2004       $11.595      $12.556       286,648
                                                                          2005       $12.556      $13.106       246,343
                                                                          2006       $13.106      $14.610       190,453
                                                                          2007       $14.610      $14.697       114,959
                                                                          2008       $14.697      $10.574        36,377
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.248       289,179
                                                                          2004       $10.248      $10.532       594,307
                                                                          2005       $10.532      $10.619       747,610
                                                                          2006       $10.619      $10.942       759,383
                                                                          2007       $10.942      $11.314       539,224
                                                                          2008       $11.314      $10.058       381,679
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.957       452,073
                                                                          2004        $9.957       $9.853       696,704
                                                                          2005        $9.853       $9.783       724,367
                                                                          2006        $9.783       $9.955       630,265
                                                                          2007        $9.955      $10.008       441,319
                                                                          2008       $10.008       $8.300       315,812

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 2.0



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.875       255,876
                                                                          2004        $9.875       $9.719       408,491
                                                                          2005        $9.719       $9.747       515,426
                                                                          2006        $9.747       $9.950       471,801
                                                                          2007        $9.950      $10.185       344,013
                                                                          2008       $10.185      $10.180       435,889
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.040       824,844
                                                                          2004       $12.040      $12.988     1,077,618
                                                                          2005       $12.988      $13.268     1,117,999
                                                                          2006       $13.268      $14.953       755,774
                                                                          2007       $14.953      $15.355       542,826
                                                                          2008       $15.355       $9.421       424,571
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $11.961       282,474
                                                                          2004       $11.961      $12.882       340,508
                                                                          2005       $12.882      $13.617       485,883
                                                                          2006       $13.617      $15.284       477,887
                                                                          2007       $15.284      $16.199       405,124
                                                                          2008       $16.199      $12.010       365,529
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.435        62,846
                                                                          2004       $11.435      $13.453        75,392
                                                                          2005       $13.453      $15.048        79,540
                                                                          2006       $15.048      $17.668        63,188
                                                                          2007       $17.668      $20.742        40,381
                                                                          2008       $20.742      $13.501        27,248
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.250        57,041
                                                                          2004       $11.250      $12.113        93,841
                                                                          2005       $12.113      $13.286        95,129
                                                                          2006       $13.286      $14.400        77,686
                                                                          2007       $14.400      $14.984        53,383
                                                                          2008       $14.984      $12.460        36,335
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.821        42,601
                                                                          2004       $14.821      $17.831        65,654
                                                                          2005       $17.831      $23.331        70,168
                                                                          2006       $23.331      $31.304        65,118
                                                                          2007       $31.304      $43.002        40,744
                                                                          2008       $43.002      $18.193        26,507

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 2.0



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.643        85,176
                                                                          2004       $11.643      $12.234       121,185
                                                                          2005       $12.234      $13.820       120,983
                                                                          2006       $13.820      $14.033        85,592
                                                                          2007       $14.033      $16.697        48,104
                                                                          2008       $16.697       $8.272        35,334
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.551       121,225
                                                                          2004       $11.551      $12.599       205,734
                                                                          2005       $12.599      $13.234       244,369
                                                                          2006       $13.234      $14.573       249,684
                                                                          2007       $14.573      $14.731       205,573
                                                                          2008       $14.731      $11.140       135,805
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.176       138,989
                                                                          2004       $12.176      $13.430       338,404
                                                                          2005       $13.430      $14.710       427,400
                                                                          2006       $14.710      $17.484       413,409
                                                                          2007       $17.484      $18.771       298,219
                                                                          2008       $18.771      $13.046       205,327
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.695        12,462
                                                                          2007       $10.695      $11.951        16,415
                                                                          2008       $11.951       $6.017        21,446
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.036       109,434
                                                                          2004       $13.036      $15.489       212,738
                                                                          2005       $15.489      $17.772       207,828
                                                                          2006       $17.772      $18.972       192,692
                                                                          2007       $18.972      $22.750        97,054
                                                                          2008       $22.750      $11.833        79,767

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 2.0



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.538       120,352
                                                                          2004       $13.538      $15.751       163,900
                                                                          2005       $15.751      $17.392       142,099
                                                                          2006       $17.392      $19.025       124,747
                                                                          2007       $19.025      $19.158        87,167
                                                                          2008       $19.158      $11.161        72,438
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.327       244,477
                                                                          2004       $13.327      $14.928       355,385
                                                                          2005       $14.928      $16.376       406,828
                                                                          2006       $16.376      $19.322       389,607
                                                                          2007       $19.322      $20.360       256,344
                                                                          2008       $20.360      $11.665       204,124
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.707       129,264
                                                                          2004       $12.707      $16.912       225,344
                                                                          2005       $16.912      $19.314       234,012
                                                                          2006       $19.314      $26.009       195,147
                                                                          2007       $26.009      $21.043       136,277
                                                                          2008       $21.043      $12.748        93,838
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.785        49,153
                                                                          2004       $12.785      $14.368        62,246
                                                                          2005       $14.368      $15.616        51,588
                                                                          2006       $15.616      $16.027        41,853
                                                                          2007       $16.027      $18.433        30,347
                                                                          2008       $18.433       $9.585        26,141
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.449       655,134
                                                                          2004       $12.449      $14.299     1,096,537
                                                                          2005       $14.299      $14.561     1,226,804
                                                                          2006       $14.560      $16.530     1,091,262
                                                                          2007       $16.529      $15.788       837,644
                                                                          2008       $15.788       $9.913       623,013
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.347       393,399
                                                                          2004       $12.347      $13.782       630,045
                                                                          2005       $13.782      $14.792       680,044
                                                                          2006       $14.792      $16.780       576,441
                                                                          2007       $16.780      $16.825       423,444
                                                                          2008       $16.825      $11.155       308,714

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 2.0



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.781       125,667
                                                                          2004       $11.781      $12.304       193,511
                                                                          2005       $12.304      $12.955       180,627
                                                                          2006       $12.955      $13.004       154,909
                                                                          2007       $13.004      $14.835       105,360
                                                                          2008       $14.835       $7.383        91,914
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.843        55,933
                                                                          2004       $12.843      $13.924       135,750
                                                                          2005       $13.924      $14.359       134,196
                                                                          2006       $14.359      $15.863       115,549
                                                                          2007       $15.863      $15.725        89,265
                                                                          2008       $15.725       $7.397        83,058
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.193        24,559
                                                                          2004       $12.193      $12.681        31,399
                                                                          2005       $12.681      $13.468        29,969
                                                                          2006       $13.468      $13.972        22,409
                                                                          2007       $13.972      $15.268        14,809
                                                                          2008       $15.268       $8.567        13,998
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.738        71,484
                                                                          2007       $10.738      $11.329        42,300
                                                                          2008       $11.329       $7.721        22,600
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.760        24,971
                                                                          2005       $10.760      $11.290        42,211
                                                                          2006       $11.290      $12.256        28,002
                                                                          2007       $12.256      $13.099        25,004
                                                                          2008       $13.099       $9.137        17,701
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.403        93,650
                                                                          2004       $12.403      $13.894       138,286
                                                                          2005       $13.894      $15.172       163,917
                                                                          2006       $15.172      $14.657       150,349
                                                                          2007       $14.657      $16.149        96,224
                                                                          2008       $16.149       $9.067        67,151

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 2.0



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.238       277,534
                                                                          2004       $12.238      $13.313       471,100
                                                                          2005       $13.313      $13.621       461,462
                                                                          2006       $13.621      $15.586       380,642
                                                                          2007       $15.586      $15.984       239,660
                                                                          2008       $15.984       $9.271       187,823
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.829        66,043
                                                                          2006       $11.829      $15.635       138,391
                                                                          2007       $15.635      $16.144       123,743
                                                                          2008       $16.144       $7.376       114,585
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.441        77,211
                                                                          2004       $11.441      $12.124        89,146
                                                                          2005       $12.124      $13.620        84,651
                                                                          2006       $13.620      $13.237        78,333
                                                                          2007       $13.237      $14.708        49,147
                                                                          2008       $14.708       $8.657        37,492
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.558       176,450
                                                                          2004       $13.558      $15.791       256,873
                                                                          2005       $15.791      $16.471       268,900
                                                                          2006       $16.471      $18.399       249,260
                                                                          2007       $18.399      $18.269       180,464
                                                                          2008       $18.269      $11.481       118,859
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.911         7,567
                                                                          2006       $10.911      $13.180        24,298
                                                                          2007       $13.180      $15.732        27,774
                                                                          2008       $15.732       $9.731        28,934
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.691         6,734
                                                                          2006       $10.691      $12.657        16,577
                                                                          2007       $12.657      $11.863        13,435
                                                                          2008       $11.863       $6.844        10,921
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.844       110,952
                                                                          2006       $11.844      $12.910       223,243
                                                                          2007       $12.910      $14.810       197,168
                                                                          2008       $14.810       $8.301       169,001

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 2.0



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.046        32,504
                                                                          2006       $11.046      $12.194        53,049
                                                                          2007       $12.194      $13.340        45,699
                                                                          2008       $13.340       $7.580        40,155
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.434        26,603
                                                                          2006       $10.434      $11.331        42,013
                                                                          2007       $11.331      $11.364        31,114
                                                                          2008       $11.364       $8.320        28,711
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.062        32,158
                                                                          2006       $12.062      $13.262        82,918
                                                                          2007       $13.262      $14.959        59,819
                                                                          2008       $14.959       $8.836        36,133
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.172         8,239
                                                                          2007       $10.172      $10.441        15,509
                                                                          2008       $10.441      $10.495       105,926
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.110         8,318
                                                                          2006       $11.110      $11.432        18,843
                                                                          2007       $11.432      $12.782        18,602
                                                                          2008       $12.782       $8.087        18,607
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.652        52,584
                                                                          2005       $10.652      $10.764        78,167
                                                                          2006       $10.764      $11.515        73,151
                                                                          2007       $11.515      $11.568        52,208
                                                                          2008       $11.568       $8.669        36,816
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.194        44,492
                                                                          2005       $11.194      $11.126       177,011
                                                                          2006       $11.126      $12.868       261,557
                                                                          2007       $12.868      $13.057       222,210
                                                                          2008       $13.057       $8.984       147,196

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 2.0



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.335        13,238
                                                                          2006       $11.335      $13.644        25,416
                                                                          2007       $13.644      $14.925        28,427
                                                                          2008       $14.925      $10.444        25,708
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.907        54,414
                                                                          2005       $10.907      $11.795       159,178
                                                                          2006       $11.795      $13.658       168,312
                                                                          2007       $13.658      $13.822       155,420
                                                                          2008       $13.822       $8.502       101,397
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.472        44,548
                                                                          2005       $11.472      $12.363       159,191
                                                                          2006       $12.363      $14.686       186,375
                                                                          2007       $14.686      $16.583       147,468
                                                                          2008       $16.583       $9.670       110,661
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.481        28,322
                                                                          2006       $10.481      $12.573        32,527
                                                                          2007       $12.573      $12.327        37,122
                                                                          2008       $12.327       $7.992        29,307
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.331        43,869
                                                                          2006       $11.331      $12.875        56,937
                                                                          2007       $12.875      $12.926        47,948
                                                                          2008       $12.926       $8.001        32,717
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.298        52,812
                                                                          2006       $11.298      $12.407        79,751
                                                                          2007       $12.407      $10.106        70,057
                                                                          2008       $10.106       $6.539        51,695
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund

                                                                          2005       $10.000      $11.226        25,852
                                                                          2006       $11.226      $12.397        43,952
                                                                          2007       $12.397      $11.839        43,162
                                                                          2008       $11.839       $7.349        38,912
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.458         1,900
                                                                          2007        $9.458      $11.391         2,207
                                                                          2008       $11.391       $6.255         3,428

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 2.0



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.666             0
                                                                          2007       $10.666      $11.029           158
                                                                          2008       $11.029       $9.206           156
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.084         9,624
                                                                          2007       $10.084      $10.905        59,629
                                                                          2008       $10.905       $9.905        20,223
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.265        51,878
                                                                          2007       $10.265      $10.908        88,914
                                                                          2008       $10.908      $11.173        64,994

------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.273        82,468
                                                                          2004       $11.273      $11.931        84,357
                                                                          2005       $11.931      $12.137        88,473
                                                                          2006       $12.137      $13.287        43,643
                                                                          2007       $13.287      $13.119        30,728
                                                                          2008       $13.119       $7.606         8,110
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.243        58,692
                                                                          2004       $12.243      $13.306        59,039
                                                                          2005       $13.306      $13.695        41,400
                                                                          2006       $13.695      $15.528        35,746
                                                                          2007       $15.528      $14.269        26,324
                                                                          2008       $14.269       $8.555        17,931
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.611       135,204
                                                                          2004       $12.611      $14.333       206,538
                                                                          2005       $14.333      $15.730       216,306
                                                                          2006       $15.730      $19.651       196,507
                                                                          2007       $19.651      $20.827       148,946
                                                                          2008       $20.827      $11.417       119,418
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.109        16,090
                                                                          2004       $12.109      $13.342        13,320
                                                                          2005       $13.342      $14.199        12,693
                                                                          2006       $14.199      $15.825         9,295
                                                                          2007       $15.825      $14.676         4,661
                                                                          2008       $14.676       $8.678         3,060

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 2.0



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.881        22,360
                                                                          2006       $10.881      $12.348        41,591
                                                                          2007       $12.348      $11.485        39,361
                                                                          2008       $11.485       $6.206        42,879
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.680        67,965
                                                                          2004       $11.680      $11.999       140,747
                                                                          2005       $11.999      $12.405       143,701
                                                                          2006       $12.405      $12.794       138,122
                                                                          2007       $12.794      $13.203       108,797
                                                                          2008       $13.203       $8.131        90,319



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.00% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in the Variable Sub- Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                            (Annual Increase) Option

                            Mortality & Expense = 2.0

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub- Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
               Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.05



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.155        5,483
                                                                          2004       $12.155      $13.365        5,709
                                                                          2005       $13.365      $16.036        3,667
                                                                          2006       $16.036      $16.876        3,646
                                                                          2007       $16.876      $19.694        3,626
                                                                          2008       $19.694       $9.818        3,597
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.181        5,330
                                                                          2004       $12.181      $12.886       13,592
                                                                          2005       $12.886      $13.273       15,708
                                                                          2006       $13.273      $14.381       10,232
                                                                          2007       $14.381      $14.606       10,339
                                                                          2008       $14.606       $9.073          545
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.808        2,040
                                                                          2004       $11.808      $12.797        9,023
                                                                          2005       $12.797      $14.751       12,036
                                                                          2006       $14.751      $14.986       10,997
                                                                          2007       $14.986      $17.467       10,684
                                                                          2008       $17.467       $8.922        5,432
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.609        1,804
                                                                          2004       $12.609      $13.865        1,815
                                                                          2005       $13.865      $14.688        1,571
                                                                          2006       $14.688      $18.650            0
                                                                          2007       $18.650      $21.028            0
                                                                          2008       $21.028      $11.749            0

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
               Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.05



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.522          151
                                                                          2004       $12.522      $13.745          692
                                                                          2005       $13.745      $14.304          691
                                                                          2006       $14.304      $16.550          690
                                                                          2007       $16.550      $18.877          689
                                                                          2008       $18.877      $10.341          541
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.887        7,015
                                                                          2004       $12.887      $14.445       10,339
                                                                          2005       $14.445      $14.994       10,113
                                                                          2006       $14.994      $17.826        9,204
                                                                          2007       $17.826      $18.603        8,357
                                                                          2008       $18.603      $10.714        4,413
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.258        2,556
                                                                          2004       $11.258      $12.059        7,621
                                                                          2005       $12.059      $12.016        8,858
                                                                          2006       $12.016      $12.806        8,284
                                                                          2007       $12.806      $13.006        3,738
                                                                          2008       $13.006       $9.765        2,259
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.591          632
                                                                          2004       $11.591      $12.546       15,334
                                                                          2005       $12.546      $13.088       19,845
                                                                          2006       $13.088      $14.582       17,358
                                                                          2007       $14.582      $14.662       11,805
                                                                          2008       $14.662      $10.543        1,366
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.244        9,985
                                                                          2004       $10.244      $10.523       26,882
                                                                          2005       $10.523      $10.604       94,990
                                                                          2006       $10.604      $10.921       95,172
                                                                          2007       $10.921      $11.287       91,019
                                                                          2008       $11.287      $10.029       59,160
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.954        5,767
                                                                          2004        $9.954       $9.845        6,840
                                                                          2005        $9.845       $9.770        8,582
                                                                          2006        $9.770       $9.936        2,459
                                                                          2007        $9.936       $9.985        1,924
                                                                          2008        $9.985       $8.275        1,156

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
               Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.05



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.872          241
                                                                          2004        $9.872       $9.710       13,407
                                                                          2005        $9.710       $9.734       41,547
                                                                          2006        $9.734       $9.931       44,799
                                                                          2007        $9.931      $10.160       40,630
                                                                          2008       $10.160      $10.151       33,128
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.036        7,502
                                                                          2004       $12.036      $12.977       23,014
                                                                          2005       $12.977      $13.250       33,979
                                                                          2006       $13.250      $14.925       32,961
                                                                          2007       $14.925      $15.319       28,047
                                                                          2008       $15.319       $9.394       27,000
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $11.957        9,487
                                                                          2004       $11.957      $12.871       13,340
                                                                          2005       $12.871      $13.598       15,521
                                                                          2006       $13.598      $15.255       13,744
                                                                          2007       $15.255      $16.161       13,586
                                                                          2008       $16.161      $11.975       11,735
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.431        5,133
                                                                          2004       $11.431      $13.442       11,372
                                                                          2005       $13.442      $15.028       12,371
                                                                          2006       $15.028      $17.635       11,863
                                                                          2007       $17.635      $20.692        9,179
                                                                          2008       $20.692      $13.462        6,192
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.246        1,704
                                                                          2004       $11.246      $12.102        3,146
                                                                          2005       $12.102      $13.268        3,329
                                                                          2006       $13.268      $14.373        3,338
                                                                          2007       $14.373      $14.948        2,272
                                                                          2008       $14.948      $12.424          263
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.816            0
                                                                          2004       $14.816      $17.816          402
                                                                          2005       $17.816      $23.299        1,634
                                                                          2006       $23.299      $31.245        1,811
                                                                          2007       $31.245      $42.899        1,360
                                                                          2008       $42.899      $18.140        1,312

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
               Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.05



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.639            0
                                                                          2004       $11.639      $12.224            0
                                                                          2005       $12.224      $13.801            0
                                                                          2006       $13.801      $14.007            0
                                                                          2007       $14.007      $16.658            0
                                                                          2008       $16.658       $8.248            0
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.547        1,104
                                                                          2004       $11.547      $12.589        3,036
                                                                          2005       $12.589      $13.216        5,120
                                                                          2006       $13.216      $14.545       43,423
                                                                          2007       $14.545      $14.696       30,306
                                                                          2008       $14.696      $11.108        8,544
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.172        7,719
                                                                          2004       $12.172      $13.418       16,307
                                                                          2005       $13.418      $14.690       27,562
                                                                          2006       $14.690      $17.451       28,615
                                                                          2007       $17.451      $18.726       26,840
                                                                          2008       $18.726      $13.009       11,873
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.691           97
                                                                          2007       $10.691      $11.941           91
                                                                          2008       $11.941       $6.009       11,918
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.031        7,987
                                                                          2004       $13.031      $15.476       18,951
                                                                          2005       $15.476      $17.747       23,089
                                                                          2006       $17.747      $18.936       22,028
                                                                          2007       $18.936      $22.695       21,424
                                                                          2008       $22.695      $11.799       20,136

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
               Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.05



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.533          560
                                                                          2004       $13.533      $15.737        6,339
                                                                          2005       $15.737      $17.368        6,532
                                                                          2006       $17.368      $18.990        5,320
                                                                          2007       $18.990      $19.112        4,148
                                                                          2008       $19.112      $11.128        4,648
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.322        2,251
                                                                          2004       $13.322      $14.916        9,513
                                                                          2005       $14.916      $16.354       18,922
                                                                          2006       $16.354      $19.286       16,702
                                                                          2007       $19.286      $20.312       13,754
                                                                          2008       $20.312      $11.631       17,501
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.703          805
                                                                          2004       $12.703      $16.898        2,932
                                                                          2005       $16.898      $19.288        5,670
                                                                          2006       $19.288      $25.961        5,279
                                                                          2007       $25.961      $20.993        4,859
                                                                          2008       $20.993      $12.712        2,741
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.781        7,649
                                                                          2004       $12.781      $14.356       10,733
                                                                          2005       $14.356      $15.595       11,628
                                                                          2006       $15.595      $15.997        9,940
                                                                          2007       $15.997      $18.389        8,119
                                                                          2008       $18.389       $9.557        2,872
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.445       29,376
                                                                          2004       $12.445      $14.286       69,418
                                                                          2005       $14.286      $14.541      105,491
                                                                          2006       $14.541      $16.498      105,033
                                                                          2007       $16.498      $15.751       90,558
                                                                          2008       $15.751       $9.885       66,246
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.343       15,254
                                                                          2004       $12.343      $13.771       21,461
                                                                          2005       $13.771      $14.772       23,079
                                                                          2006       $14.772      $16.749       16,168
                                                                          2007       $16.749      $16.784       15,623
                                                                          2008       $16.784      $11.123        7,971

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
               Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.05



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.777        6,180
                                                                          2004       $11.777      $12.294        9,015
                                                                          2005       $12.294      $12.937       10,919
                                                                          2006       $12.937      $12.980       10,090
                                                                          2007       $12.980      $14.800        9,773
                                                                          2008       $14.800       $7.362        7,407
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.839        8,406
                                                                          2004       $12.839      $13.912       19,238
                                                                          2005       $13.912      $14.339       23,287
                                                                          2006       $14.339      $15.833       20,804
                                                                          2007       $15.833      $15.688       17,932
                                                                          2008       $15.688       $7.376       10,269
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.189            0
                                                                          2004       $12.189      $12.670        4,768
                                                                          2005       $12.670      $13.450        4,768
                                                                          2006       $13.450      $13.946        4,768
                                                                          2007       $13.946      $15.231        4,351
                                                                          2008       $15.231       $8.543        4,351
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.734        1,536
                                                                          2007       $10.734      $11.319        1,534
                                                                          2008       $11.319       $7.710        1,091
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.756        1,832
                                                                          2005       $10.756      $11.280        3,654
                                                                          2006       $11.280      $12.239        3,182
                                                                          2007       $12.239      $13.074        1,559
                                                                          2008       $13.074       $9.116        1,550
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.399        6,055
                                                                          2004       $12.399      $13.883       10,818
                                                                          2005       $13.883      $15.152       11,428
                                                                          2006       $15.152      $14.629        6,525
                                                                          2007       $14.629      $16.111        5,189
                                                                          2008       $16.111       $9.040        2,170

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
               Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.05



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.234        5,306
                                                                          2004       $12.234      $13.302       10,509
                                                                          2005       $13.302      $13.602       12,085
                                                                          2006       $13.602      $15.557        7,522
                                                                          2007       $15.557      $15.946        6,038
                                                                          2008       $15.946       $9.245        2,605
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.825       11,641
                                                                          2006       $11.825      $15.621       10,084
                                                                          2007       $15.621      $16.122       10,462
                                                                          2008       $16.122       $7.363       29,728
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.437        9,639
                                                                          2004       $11.437      $12.114       13,913
                                                                          2005       $12.114      $13.601       14,430
                                                                          2006       $13.601      $13.212       11,757
                                                                          2007       $13.212      $14.673        8,853
                                                                          2008       $14.673       $8.632        2,465
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.554        3,816
                                                                          2004       $13.554      $15.778       14,353
                                                                          2005       $15.778      $16.448       20,816
                                                                          2006       $16.448      $18.365       17,820
                                                                          2007       $18.365      $18.225       14,932
                                                                          2008       $18.225      $11.447       11,911
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.907       12,280
                                                                          2006       $10.907      $13.169       11,694
                                                                          2007       $13.169      $15.710       11,642
                                                                          2008       $15.710       $9.713        5,754
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.687        1,019
                                                                          2006       $10.687      $12.646        1,638
                                                                          2007       $12.646      $11.846        2,368
                                                                          2008       $11.846       $6.831        2,667
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.840       10,277
                                                                          2006       $11.840      $12.899       17,785
                                                                          2007       $12.899      $14.790       16,723
                                                                          2008       $14.790       $8.286       14,440

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
               Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.05



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.042        4,301
                                                                          2006       $11.042      $12.184        8,324
                                                                          2007       $12.184      $13.321        7,088
                                                                          2008       $13.321       $7.566       11,164
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.430       10,513
                                                                          2006       $10.430      $11.322       10,306
                                                                          2007       $11.322      $11.348       10,120
                                                                          2008       $11.348       $8.305        8,137
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.058        7,502
                                                                          2006       $12.058      $13.251       11,283
                                                                          2007       $13.251      $14.939       10,302
                                                                          2008       $14.939       $8.820        6,922
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.168           31
                                                                          2007       $10.168      $10.432           31
                                                                          2008       $10.432      $10.481        7,690
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.106            0
                                                                          2006       $11.106      $11.423           64
                                                                          2007       $11.423      $12.764           59
                                                                          2008       $12.764       $8.072        6,727
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.648        4,457
                                                                          2005       $10.648      $10.755        4,976
                                                                          2006       $10.755      $11.500        4,622
                                                                          2007       $11.500      $11.546          882
                                                                          2008       $11.546       $8.648          312
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.191          275
                                                                          2005       $11.191      $11.116        9,823
                                                                          2006       $11.116      $12.850       80,733
                                                                          2007       $12.850      $13.033       67,912
                                                                          2008       $13.033       $8.962       31,391

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
               Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.05



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.331        1,399
                                                                          2006       $11.331      $13.632        1,392
                                                                          2007       $13.632      $14.904        1,386
                                                                          2008       $14.904      $10.424            0
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.903          283
                                                                          2005       $10.903      $11.785        6,896
                                                                          2006       $11.785      $13.639        7,198
                                                                          2007       $13.639      $13.796        6,946
                                                                          2008       $13.796       $8.482        8,189
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.468       13,436
                                                                          2005       $11.468      $12.352       45,135
                                                                          2006       $12.352      $14.666       45,428
                                                                          2007       $14.666      $16.552       41,219
                                                                          2008       $16.552       $9.647       30,388
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.478        7,540
                                                                          2006       $10.478      $12.562        7,686
                                                                          2007       $12.562      $12.311        6,986
                                                                          2008       $12.311       $7.977        7,811
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.327       11,794
                                                                          2006       $11.327      $12.865       11,607
                                                                          2007       $12.865      $12.909       11,448
                                                                          2008       $12.909       $7.986        7,153
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.294       12,293
                                                                          2006       $11.294      $12.396       15,206
                                                                          2007       $12.396      $10.092       13,251
                                                                          2008       $10.092       $6.527        9,801
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.222        7,181
                                                                          2006       $11.222      $12.386        7,376
                                                                          2007       $12.386      $11.823        7,422
                                                                          2008       $11.823       $7.335       13,811
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.455            0
                                                                          2007        $9.455      $11.381          489
                                                                          2008       $11.381       $6.247            0

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
               Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.05



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.663        1,285
                                                                          2007       $10.663      $11.020          815
                                                                          2008       $11.020       $9.193            0
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.080            0
                                                                          2007       $10.080      $10.895       40,646
                                                                          2008       $10.895       $9.891       18,427
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.262          122
                                                                          2007       $10.262      $10.899       44,356
                                                                          2008       $10.899      $11.157       22,527
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.269        9,062
                                                                          2004       $11.269      $11.921       67,864
                                                                          2005       $11.921      $12.120      100,251
                                                                          2006       $12.120      $13.262       16,900
                                                                          2007       $13.262      $13.087       15,983
                                                                          2008       $13.087       $7.584        9,725
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.239        1,973
                                                                          2004       $12.239      $13.294        6,433
                                                                          2005       $13.294      $13.677        5,885
                                                                          2006       $13.677      $15.499        5,175
                                                                          2007       $15.499      $14.235        4,315
                                                                          2008       $14.235       $8.531          307
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.607          217
                                                                          2004       $12.607      $14.320        1,896
                                                                          2005       $14.320      $15.708        4,103
                                                                          2006       $15.708      $19.615        8,712
                                                                          2007       $19.615      $20.777        6,313
                                                                          2008       $20.777      $11.384        4,793
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.105          440
                                                                          2004       $12.105      $13.330        1,907
                                                                          2005       $13.330      $14.180        2,807
                                                                          2006       $14.180      $15.795        2,738
                                                                          2007       $15.795      $14.642        3,036
                                                                          2008       $14.642       $8.653            0

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
               Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.05



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.877        8,576
                                                                          2006       $10.877      $12.337       33,569
                                                                          2007       $12.337      $11.470       21,892
                                                                          2008       $11.470       $6.194       20,008
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.676        2,679
                                                                          2004       $11.676      $11.989       18,357
                                                                          2005       $11.989      $12.388       17,971
                                                                          2006       $12.388      $12.770       17,874
                                                                          2007       $12.770      $13.172       10,878
                                                                          2008       $13.172       $8.108       10,866



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income
     - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub- Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.05% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in the Variable Sub- Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    With the Enhanced Beneficiary Protection (Annual Increase) Option and the
               Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.05

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 2.1



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.151       4,217
                                                                          2004       $12.151      $13.354       5,211
                                                                          2005       $13.354      $16.015       4,100
                                                                          2006       $16.015      $16.845         617
                                                                          2007       $16.845      $19.647           0
                                                                          2008       $19.647       $9.790           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.177       1,360
                                                                          2004       $12.177      $12.875       1,360
                                                                          2005       $12.875      $13.255       1,360
                                                                          2006       $13.255      $14.355       1,360
                                                                          2007       $14.355      $14.571       1,360
                                                                          2008       $14.571       $9.046       1,360
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.804       2,085
                                                                          2004       $11.804      $12.787       2,074
                                                                          2005       $12.787      $14.731       2,064
                                                                          2006       $14.731      $14.958       5,886
                                                                          2007       $14.958      $17.425       4,189
                                                                          2008       $17.425       $8.896       4,186
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.604           0
                                                                          2004       $12.604      $13.853           0
                                                                          2005       $13.853      $14.668           0
                                                                          2006       $14.668      $18.615           0
                                                                          2007       $18.615      $20.978           0
                                                                          2008       $20.978      $11.715           0

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 2.1



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.517         657
                                                                          2004       $12.517      $13.733         775
                                                                          2005       $13.733      $14.284         775
                                                                          2006       $14.284      $16.519         775
                                                                          2007       $16.519      $18.832         775
                                                                          2008       $18.832      $10.311         775
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.883           0
                                                                          2004       $12.883      $14.432         977
                                                                          2005       $14.432      $14.973       6,056
                                                                          2006       $14.973      $17.792       4,573
                                                                          2007       $17.792      $18.559       4,564
                                                                          2008       $18.559      $10.683       4,510
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.255       3,002
                                                                          2004       $11.255      $12.049       3,803
                                                                          2005       $12.049      $12.000       3,916
                                                                          2006       $12.000      $12.782       2,093
                                                                          2007       $12.782      $12.975       1,078
                                                                          2008       $12.975       $9.737       1,077
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.587       3,107
                                                                          2004       $11.587      $12.535       3,074
                                                                          2005       $12.535      $13.070       3,042
                                                                          2006       $13.070      $14.555       1,132
                                                                          2007       $14.555      $14.627         700
                                                                          2008       $14.627      $10.513         700
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.241       1,469
                                                                          2004       $10.241      $10.514       4,697
                                                                          2005       $10.514      $10.590      25,082
                                                                          2006       $10.590      $10.901      26,559
                                                                          2007       $10.901      $11.260      25,808
                                                                          2008       $11.260      $10.000      21,324
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.950       2,015
                                                                          2004        $9.950       $9.836       4,061
                                                                          2005        $9.836       $9.757       5,804
                                                                          2006        $9.757       $9.918       6,808
                                                                          2007        $9.918       $9.961       5,788
                                                                          2008        $9.961       $8.252       5,564

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 2.1



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.869           0
                                                                          2004        $9.869       $9.702       7,515
                                                                          2005        $9.702       $9.721      10,679
                                                                          2006        $9.721       $9.912      18,631
                                                                          2007        $9.912      $10.136      11,768
                                                                          2008       $10.136      $10.121      10,434
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.032           0
                                                                          2004       $12.032      $12.966       1,853
                                                                          2005       $12.966      $13.232       6,033
                                                                          2006       $13.232      $14.897       6,996
                                                                          2007       $14.897      $15.282       6,922
                                                                          2008       $15.282       $9.367       7,601
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $11.952           0
                                                                          2004       $11.952      $12.860       2,181
                                                                          2005       $12.860      $13.580       6,187
                                                                          2006       $13.580      $15.227       7,687
                                                                          2007       $15.227      $16.122       7,605
                                                                          2008       $16.122      $11.940       7,600
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.427         969
                                                                          2004       $11.427      $13.430       1,866
                                                                          2005       $13.430      $15.007       2,112
                                                                          2006       $15.007      $17.602       2,082
                                                                          2007       $17.602      $20.643       2,081
                                                                          2008       $20.643      $13.423       1,926
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.242         261
                                                                          2004       $11.242      $12.092       1,591
                                                                          2005       $12.092      $13.250       1,687
                                                                          2006       $13.250      $14.346       1,707
                                                                          2007       $14.346      $14.912       1,653
                                                                          2008       $14.912      $12.388       1,457
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.811         381
                                                                          2004       $14.811      $17.800       1,276
                                                                          2005       $17.800      $23.268         446
                                                                          2006       $23.268      $31.187         446
                                                                          2007       $31.187      $42.797         446
                                                                          2008       $42.797      $18.088         446

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 2.1



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.635           0
                                                                          2004       $11.635      $12.214           0
                                                                          2005       $12.214      $13.782           0
                                                                          2006       $13.782      $13.981           0
                                                                          2007       $13.981      $16.618           0
                                                                          2008       $16.618       $8.224           0
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.543           0
                                                                          2004       $11.543      $12.578           0
                                                                          2005       $12.578      $13.198         407
                                                                          2006       $13.198      $14.518       1,451
                                                                          2007       $14.518      $14.661       1,445
                                                                          2008       $14.661      $11.076       1,437
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.168       1,061
                                                                          2004       $12.168      $13.407       1,061
                                                                          2005       $13.407      $14.670       3,759
                                                                          2006       $14.670      $17.418       5,885
                                                                          2007       $17.418      $18.682       4,756
                                                                          2008       $18.682      $12.971       4,737
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.687       1,091
                                                                          2007       $10.687      $11.930       1,021
                                                                          2008       $11.930       $6.000       1,166
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.027           0
                                                                          2004       $13.027      $15.463       1,041
                                                                          2005       $15.463      $17.723       3,492
                                                                          2006       $17.723      $18.901       3,825
                                                                          2007       $18.901      $22.641       3,764
                                                                          2008       $22.641      $11.765       3,786

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 2.1



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.529         589
                                                                          2004       $13.529      $15.724         661
                                                                          2005       $15.724      $17.345         661
                                                                          2006       $17.345      $18.954         660
                                                                          2007       $18.954      $19.066         660
                                                                          2008       $19.066      $11.096         466
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.318       2,528
                                                                          2004       $13.318      $14.903       3,060
                                                                          2005       $14.903      $16.332       5,741
                                                                          2006       $16.332      $19.250       6,506
                                                                          2007       $19.250      $20.263       4,785
                                                                          2008       $20.263      $11.598       5,112
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.698         683
                                                                          2004       $12.698      $16.884       3,262
                                                                          2005       $16.884      $19.262       3,169
                                                                          2006       $19.262      $25.912       2,917
                                                                          2007       $25.912      $20.943       3,201
                                                                          2008       $20.943      $12.675       3,843
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.777           0
                                                                          2004       $12.777      $14.343           0
                                                                          2005       $14.343      $15.573           0
                                                                          2006       $15.573      $15.967           0
                                                                          2007       $15.967      $18.345           0
                                                                          2008       $18.345       $9.529           0
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.441       6,774
                                                                          2004       $12.441      $14.274       9,164
                                                                          2005       $14.274      $14.522      22,428
                                                                          2006       $14.522      $16.467      23,093
                                                                          2007       $16.467      $15.713      18,070
                                                                          2008       $15.713       $9.856      17,946
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.339       4,470
                                                                          2004       $12.339      $13.759       5,762
                                                                          2005       $13.759      $14.751       8,937
                                                                          2006       $14.751      $16.717       8,269
                                                                          2007       $16.717      $16.744       7,118
                                                                          2008       $16.744      $11.091       7,154

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 2.1



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.773           0
                                                                          2004       $11.773      $12.283         235
                                                                          2005       $12.283      $12.920         234
                                                                          2006       $12.920      $12.956       1,334
                                                                          2007       $12.956      $14.764         355
                                                                          2008       $14.764       $7.340         354
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.834         122
                                                                          2004       $12.834      $13.900         517
                                                                          2005       $13.900      $14.320       1,014
                                                                          2006       $14.320      $15.804         984
                                                                          2007       $15.804      $15.650         979
                                                                          2008       $15.650       $7.354         973
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.184           0
                                                                          2004       $12.184      $12.659           0
                                                                          2005       $12.659      $13.432           0
                                                                          2006       $13.432      $13.920           0
                                                                          2007       $13.920      $15.195           0
                                                                          2008       $15.195       $8.518           0
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.731           0
                                                                          2007       $10.731      $11.310           0
                                                                          2008       $11.310       $7.700           0
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.752           0
                                                                          2005       $10.752      $11.271         929
                                                                          2006       $11.271      $12.223         925
                                                                          2007       $12.223      $13.050         920
                                                                          2008       $13.050       $9.094         915
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.395           0
                                                                          2004       $12.395      $13.871       2,759
                                                                          2005       $13.871      $15.131       6,332
                                                                          2006       $15.131      $14.602       3,705
                                                                          2007       $14.602      $16.072       3,508
                                                                          2008       $16.072       $9.014       3,507

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 2.1



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.229           0
                                                                          2004       $12.229      $13.290       3,178
                                                                          2005       $13.290      $13.584       4,251
                                                                          2006       $13.584      $15.528         750
                                                                          2007       $15.528      $15.908         710
                                                                          2008       $15.908       $9.218         931
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.821       4,305
                                                                          2006       $11.821      $15.608       5,344
                                                                          2007       $15.608      $16.100       5,694
                                                                          2008       $16.100       $7.349       7,844
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.433         686
                                                                          2004       $11.433      $12.104         815
                                                                          2005       $12.104      $13.583         815
                                                                          2006       $13.583      $13.188         815
                                                                          2007       $13.188      $14.638         815
                                                                          2008       $14.638       $8.607         815
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.549       1,518
                                                                          2004       $13.549      $15.764       3,012
                                                                          2005       $15.764      $16.426       6,456
                                                                          2006       $16.426      $18.330       6,452
                                                                          2007       $18.330      $18.182       5,287
                                                                          2008       $18.182      $11.414       5,116
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.904       1,321
                                                                          2006       $10.904      $13.158       1,390
                                                                          2007       $13.158      $15.689       1,389
                                                                          2008       $15.689       $9.695       1,388
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.684           0
                                                                          2006       $10.684      $12.635         383
                                                                          2007       $12.635      $11.830         381
                                                                          2008       $11.830       $6.818         319
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.836       2,512
                                                                          2006       $11.836      $12.888       8,231
                                                                          2007       $12.888      $14.770       6,060
                                                                          2008       $14.770       $8.270       5,909

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 2.1



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.039       1,735
                                                                          2006       $11.039      $12.173       2,233
                                                                          2007       $12.173      $13.303       2,090
                                                                          2008       $13.303       $7.552       2,421
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.427       2,390
                                                                          2006       $10.427      $11.312       2,858
                                                                          2007       $11.312      $11.333       2,477
                                                                          2008       $11.333       $8.289       2,398
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.054         941
                                                                          2006       $12.054      $13.239       1,959
                                                                          2007       $13.239      $14.918       1,952
                                                                          2008       $14.918       $8.803       1,944
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.165           0
                                                                          2007       $10.165      $10.423           0
                                                                          2008       $10.423      $10.466           0
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.102           0
                                                                          2006       $11.102      $11.413       1,164
                                                                          2007       $11.413      $12.747       1,112
                                                                          2008       $12.747       $8.057       1,051
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.644           0
                                                                          2005       $10.644      $10.746         661
                                                                          2006       $10.746      $11.484         658
                                                                          2007       $11.484      $11.524         655
                                                                          2008       $11.524       $8.628         651
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.187       1,258
                                                                          2005       $11.187      $11.107       4,647
                                                                          2006       $11.107      $12.833       5,202
                                                                          2007       $12.833      $13.008       4,853
                                                                          2008       $13.008       $8.941       4,702
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.327           0
                                                                          2006       $11.327      $13.621       1,044
                                                                          2007       $13.621      $14.884         976
                                                                          2008       $14.884      $10.405         895

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 2.1



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.900           0
                                                                          2005       $10.900      $11.775       1,635
                                                                          2006       $11.775      $13.621       5,838
                                                                          2007       $13.621      $13.770       2,779
                                                                          2008       $13.770       $8.462       2,938
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.464         548
                                                                          2005       $11.464      $12.342       6,214
                                                                          2006       $12.342      $14.646       7,065
                                                                          2007       $14.646      $16.521       5,796
                                                                          2008       $16.521       $9.624       6,203
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.474       2,034
                                                                          2006       $10.474      $12.551       2,341
                                                                          2007       $12.551      $12.294       2,270
                                                                          2008       $12.294       $7.962       2,394
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.324           0
                                                                          2006       $11.324      $12.854       1,787
                                                                          2007       $12.854      $12.891         642
                                                                          2008       $12.891       $7.971         584
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.290       1,915
                                                                          2006       $11.290      $12.386       3,495
                                                                          2007       $12.386      $10.078       3,978
                                                                          2008       $10.078       $6.515       4,127
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.219       3,124
                                                                          2006       $11.219      $12.376       3,665
                                                                          2007       $12.376      $11.807       3,880
                                                                          2008       $11.807       $7.321       4,204
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.452         482
                                                                          2007        $9.452      $11.371         479
                                                                          2008       $11.371       $6.238         476

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 2.1



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.659           0
                                                                          2007       $10.659      $11.010           0
                                                                          2008       $11.010       $9.180           0
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.077           0
                                                                          2007       $10.077      $10.886           0
                                                                          2008       $10.886       $9.878           0
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.258       7,395
                                                                          2007       $10.258      $10.890       1,660
                                                                          2008       $10.890      $11.142       1,326
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.265           0
                                                                          2004       $11.265      $11.910         845
                                                                          2005       $11.910      $12.104         864
                                                                          2006       $12.104      $13.238         880
                                                                          2007       $13.238      $13.056         865
                                                                          2008       $13.056       $7.562       1,133
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.235           0
                                                                          2004       $12.235      $13.283           0
                                                                          2005       $13.283      $13.658           0
                                                                          2006       $13.658      $15.470           0
                                                                          2007       $15.470      $14.201           0
                                                                          2008       $14.201       $8.506           0
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.602       2,837
                                                                          2004       $12.602      $14.308       2,943
                                                                          2005       $14.308      $15.687       4,334
                                                                          2006       $15.687      $19.578       5,149
                                                                          2007       $19.578      $20.727       2,467
                                                                          2008       $20.727      $11.351       2,454
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.101           0
                                                                          2004       $12.101      $13.319           0
                                                                          2005       $13.319      $14.161           0
                                                                          2006       $14.161      $15.765           0
                                                                          2007       $15.765      $14.607           0
                                                                          2008       $14.607       $8.627           0

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 2.1



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.874       2,726
                                                                          2006       $10.874      $12.327       3,145
                                                                          2007       $12.327      $11.454       3,449
                                                                          2008       $11.454       $6.182       4,427
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.672           0
                                                                          2004       $11.672      $11.979           0
                                                                          2005       $11.979      $12.372           0
                                                                          2006       $12.372      $12.746         406
                                                                          2007       $12.746      $13.140         403
                                                                          2008       $13.140       $8.084         400



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value
     - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.10% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 71-79)

                            Mortality & Expense = 2.1

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub- Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the Enhanced Beneficiary Protection (Annual Increase) Option, and the
              Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 2.2



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.143           0
                                                                          2004       $12.143      $13.331         425
                                                                          2005       $13.331      $15.971         425
                                                                          2006       $15.971      $16.782           0
                                                                          2007       $16.782      $19.553           0
                                                                          2008       $19.553       $9.733           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.169         486
                                                                          2004       $12.169      $12.853       3,773
                                                                          2005       $12.853      $13.219       3,774
                                                                          2006       $13.219      $14.301       2,846
                                                                          2007       $14.301      $14.502       1,747
                                                                          2008       $14.502       $8.994         836
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.796           0
                                                                          2004       $11.796      $12.765       2,870
                                                                          2005       $12.765      $14.691       2,564
                                                                          2006       $14.691      $14.902       2,693
                                                                          2007       $14.902      $17.342       1,395
                                                                          2008       $17.342       $8.845       1,647
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.596         240
                                                                          2004       $12.596      $13.829         846
                                                                          2005       $13.829      $14.628         824
                                                                          2006       $14.628      $18.546         362
                                                                          2007       $18.546      $20.878         362
                                                                          2008       $20.878      $11.647           0

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the Enhanced Beneficiary Protection (Annual Increase) Option, and the
              Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 2.2



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.509           0
                                                                          2004       $12.509      $13.710           0
                                                                          2005       $13.710      $14.245           0
                                                                          2006       $14.245      $16.457           0
                                                                          2007       $16.457      $18.742           0
                                                                          2008       $18.742      $10.251           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.874         466
                                                                          2004       $12.874      $14.408       1,912
                                                                          2005       $14.408      $14.932       2,288
                                                                          2006       $14.932      $17.726       1,759
                                                                          2007       $17.726      $18.470       1,757
                                                                          2008       $18.470      $10.621         743
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.247         306
                                                                          2004       $11.247      $12.028       2,277
                                                                          2005       $12.028      $11.967       4,498
                                                                          2006       $11.967      $12.734       4,425
                                                                          2007       $12.734      $12.913       3,943
                                                                          2008       $12.913       $9.681       4,032
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.579           0
                                                                          2004       $11.579      $12.514           0
                                                                          2005       $12.514      $13.035           0
                                                                          2006       $13.035      $14.500           0
                                                                          2007       $14.500      $14.557           0
                                                                          2008       $14.557      $10.452           0
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.234           0
                                                                          2004       $10.234      $10.496       6,630
                                                                          2005       $10.496      $10.561      14,331
                                                                          2006       $10.561      $10.860      16,325
                                                                          2007       $10.860      $11.206      14,801
                                                                          2008       $11.206       $9.942      12,432
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.943       1,479
                                                                          2004        $9.943       $9.819       3,785
                                                                          2005        $9.819       $9.730      10,455
                                                                          2006        $9.730       $9.881       9,503
                                                                          2007        $9.881       $9.913       9,466
                                                                          2008        $9.913       $8.204       8,344

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the Enhanced Beneficiary Protection (Annual Increase) Option, and the
              Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 2.2



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.862           0
                                                                          2004        $9.862       $9.686       5,503
                                                                          2005        $9.686       $9.694      13,123
                                                                          2006        $9.694       $9.875      13,330
                                                                          2007        $9.875      $10.088      11,902
                                                                          2008       $10.088      $10.063       9,323
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.023           0
                                                                          2004       $12.023      $12.944         723
                                                                          2005       $12.944      $13.196         838
                                                                          2006       $13.196      $14.841       2,743
                                                                          2007       $14.841      $15.209       2,615
                                                                          2008       $15.209       $9.313       2,117
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $11.944         983
                                                                          2004       $11.944      $12.838       3,944
                                                                          2005       $12.838      $13.543       3,851
                                                                          2006       $13.543      $15.170       2,108
                                                                          2007       $15.170      $16.045       2,108
                                                                          2008       $16.045      $11.871         601
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.419           0
                                                                          2004       $11.419      $13.408         769
                                                                          2005       $13.408      $14.966         769
                                                                          2006       $14.966      $17.536         316
                                                                          2007       $17.536      $20.545         315
                                                                          2008       $20.545      $13.346           0
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.235           0
                                                                          2004       $11.235      $12.071           0
                                                                          2005       $12.071      $13.214         239
                                                                          2006       $13.214      $14.292         238
                                                                          2007       $14.292      $14.841         237
                                                                          2008       $14.841      $12.316         215
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.801           0
                                                                          2004       $14.801      $17.770           0
                                                                          2005       $17.770      $23.204           0
                                                                          2006       $23.204      $31.070          66
                                                                          2007       $31.070      $42.593          66
                                                                          2008       $42.593      $17.983          66

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the Enhanced Beneficiary Protection (Annual Increase) Option, and the
              Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 2.2



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.627       1,274
                                                                          2004       $11.627      $12.193       1,267
                                                                          2005       $12.193      $13.745           0
                                                                          2006       $13.745      $13.928           0
                                                                          2007       $13.928      $16.539           0
                                                                          2008       $16.539       $8.177           0
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.535       1,026
                                                                          2004       $11.535      $12.556       4,638
                                                                          2005       $12.556      $13.162       8,772
                                                                          2006       $13.162      $14.464       7,985
                                                                          2007       $14.464      $14.591       7,898
                                                                          2008       $14.591      $11.012       6,482
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.159       1,114
                                                                          2004       $12.159      $13.384       3,327
                                                                          2005       $13.384      $14.630       3,826
                                                                          2006       $14.630      $17.353       4,068
                                                                          2007       $17.353      $18.593       3,425
                                                                          2008       $18.593      $12.896       2,575
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.680         287
                                                                          2007       $10.680      $11.910         267
                                                                          2008       $11.910       $5.984         368
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.018           0
                                                                          2004       $13.018      $15.436         273
                                                                          2005       $15.436      $17.675       3,429
                                                                          2006       $17.675      $18.830       3,493
                                                                          2007       $18.830      $22.533       3,466
                                                                          2008       $22.533      $11.697       3,166

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the Enhanced Beneficiary Protection (Annual Increase) Option, and the
              Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 2.2



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.520           0
                                                                          2004       $13.520      $15.697           0
                                                                          2005       $15.697      $17.297           0
                                                                          2006       $17.297      $18.883         310
                                                                          2007       $18.883      $18.976         310
                                                                          2008       $18.976      $11.032         310
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.309         783
                                                                          2004       $13.309      $14.878         778
                                                                          2005       $14.878      $16.287       1,581
                                                                          2006       $16.287      $19.178       4,498
                                                                          2007       $19.178      $20.167       4,285
                                                                          2008       $20.167      $11.531       2,884
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.690           0
                                                                          2004       $12.690      $16.855       1,392
                                                                          2005       $16.855      $19.209       1,492
                                                                          2006       $19.209      $25.815       1,429
                                                                          2007       $25.815      $20.843       1,244
                                                                          2008       $20.843      $12.601       1,031
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.768           0
                                                                          2004       $12.768      $14.319           0
                                                                          2005       $14.319      $15.531           0
                                                                          2006       $15.531      $15.907           0
                                                                          2007       $15.907      $18.257           0
                                                                          2008       $18.257       $9.474           0
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.432       2,582
                                                                          2004       $12.432      $14.250       7,437
                                                                          2005       $14.250      $14.482      22,517
                                                                          2006       $14.482      $16.405      24,051
                                                                          2007       $16.405      $15.638      23,753
                                                                          2008       $15.638       $9.799      19,023
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.331       2,571
                                                                          2004       $12.331      $13.735       4,803
                                                                          2005       $13.735      $14.711       7,541
                                                                          2006       $14.711      $16.655       7,232
                                                                          2007       $16.655      $16.665       6,870
                                                                          2008       $16.665      $11.026       6,420

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the Enhanced Beneficiary Protection (Annual Increase) Option, and the
              Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 2.2



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.765       2,098
                                                                          2004       $11.765      $12.262       2,088
                                                                          2005       $12.262      $12.884       1,074
                                                                          2006       $12.884      $12.907       1,070
                                                                          2007       $12.907      $14.694       1,065
                                                                          2008       $14.694       $7.298       1,036
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.826           0
                                                                          2004       $12.826      $13.876       1,284
                                                                          2005       $13.876      $14.281       1,276
                                                                          2006       $14.281      $15.744       1,236
                                                                          2007       $15.744      $15.576         900
                                                                          2008       $15.576       $7.312         820
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.176           0
                                                                          2004       $12.176      $12.638           0
                                                                          2005       $12.638      $13.395           0
                                                                          2006       $13.395      $13.868           0
                                                                          2007       $13.868      $15.123           0
                                                                          2008       $15.123       $8.469           0
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.723           0
                                                                          2007       $10.723      $11.290           0
                                                                          2008       $11.290       $7.679           0
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.745           0
                                                                          2005       $10.745      $11.251           0
                                                                          2006       $11.251      $12.189           0
                                                                          2007       $12.189      $13.001           0
                                                                          2008       $13.001       $9.050           0
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.386           0
                                                                          2004       $12.386      $13.847           0
                                                                          2005       $13.847      $15.090           0
                                                                          2006       $15.090      $14.547           0
                                                                          2007       $14.547      $15.996           0
                                                                          2008       $15.996       $8.962           0

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the Enhanced Beneficiary Protection (Annual Increase) Option, and the
              Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 2.2



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.221           0
                                                                          2004       $12.221      $13.268       1,052
                                                                          2005       $13.268      $13.547       1,052
                                                                          2006       $13.547      $15.470         974
                                                                          2007       $15.470      $15.832         611
                                                                          2008       $15.832       $9.164         654
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.813         172
                                                                          2006       $11.813      $15.581       3,444
                                                                          2007       $15.581      $16.056       3,231
                                                                          2008       $16.056       $7.321       3,874
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.425           0
                                                                          2004       $11.425      $12.083         309
                                                                          2005       $12.083      $13.546         309
                                                                          2006       $13.546      $13.138         309
                                                                          2007       $13.138      $14.568         309
                                                                          2008       $14.568       $8.557           0
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.540         795
                                                                          2004       $13.540      $15.737       1,432
                                                                          2005       $15.737      $16.381       4,652
                                                                          2006       $16.381      $18.262       5,087
                                                                          2007       $18.262      $18.095       4,983
                                                                          2008       $18.095      $11.348       3,068
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.896       3,701
                                                                          2006       $10.896      $13.136       3,421
                                                                          2007       $13.136      $15.646       3,404
                                                                          2008       $15.646       $9.659           0
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.676           0
                                                                          2006       $10.676      $12.614           0
                                                                          2007       $12.614      $11.798           0
                                                                          2008       $11.798       $6.792           0
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.828       2,032
                                                                          2006       $11.828      $12.866       3,570
                                                                          2007       $12.866      $14.729       3,511
                                                                          2008       $14.729       $8.239       3,170

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the Enhanced Beneficiary Protection (Annual Increase) Option, and the
              Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 2.2



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.031         122
                                                                          2006       $11.031      $12.152       3,572
                                                                          2007       $12.152      $13.267       3,299
                                                                          2008       $13.267       $7.524       3,267
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.420         587
                                                                          2006       $10.420      $11.293         765
                                                                          2007       $11.293      $11.302         769
                                                                          2008       $11.302       $8.258         704
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.045       2,601
                                                                          2006       $12.045      $13.217       3,443
                                                                          2007       $13.217      $14.878       3,397
                                                                          2008       $14.878       $8.770       1,522
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.158         302
                                                                          2007       $10.158      $10.405         305
                                                                          2008       $10.405      $10.438         211
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.094       3,577
                                                                          2006       $11.094      $11.393       3,826
                                                                          2007       $11.393      $12.712       3,788
                                                                          2008       $12.712       $8.026       3,796
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.637         985
                                                                          2005       $10.637      $10.728         946
                                                                          2006       $10.728      $11.453         884
                                                                          2007       $11.453      $11.481         843
                                                                          2008       $11.481       $8.587         807
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.179           0
                                                                          2005       $11.179      $11.088      11,109
                                                                          2006       $11.088      $12.798      17,519
                                                                          2007       $12.798      $12.960      17,442
                                                                          2008       $12.960       $8.898      17,357
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.320           0
                                                                          2006       $11.320      $13.597       1,958
                                                                          2007       $13.597      $14.843       1,949
                                                                          2008       $14.843      $10.365       1,940

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the Enhanced Beneficiary Protection (Annual Increase) Option, and the
              Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 2.2



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.892           0
                                                                          2005       $10.892      $11.755          43
                                                                          2006       $11.755      $13.584       1,203
                                                                          2007       $13.584      $13.719       1,170
                                                                          2008       $13.719       $8.421       1,086
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.457         522
                                                                          2005       $11.457      $12.321      10,520
                                                                          2006       $12.321      $14.607      12,719
                                                                          2007       $14.607      $16.459      12,202
                                                                          2008       $16.459       $9.578       8,782
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.467          48
                                                                          2006       $10.467      $12.530       1,318
                                                                          2007       $12.530      $12.260       1,307
                                                                          2008       $12.260       $7.932       1,179
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.316       3,591
                                                                          2006       $11.316      $12.832       5,690
                                                                          2007       $12.832      $12.856       5,661
                                                                          2008       $12.856       $7.941       5,628
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.282       3,706
                                                                          2006       $11.282      $12.365       5,560
                                                                          2007       $12.365      $10.050       5,866
                                                                          2008       $10.050       $6.490       5,272
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.211         689
                                                                          2006       $11.211      $12.354       2,726
                                                                          2007       $12.354      $11.774       2,769
                                                                          2008       $11.774       $7.294       2,563
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.445           0
                                                                          2007        $9.445      $11.352           0
                                                                          2008       $11.352       $6.221           0

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the Enhanced Beneficiary Protection (Annual Increase) Option, and the
              Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 2.2



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.652           0
                                                                          2007       $10.652      $10.991           0
                                                                          2008       $10.991       $9.155           0
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.070           0
                                                                          2007       $10.070      $10.867           0
                                                                          2008       $10.867       $9.851           0
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.251         897
                                                                          2007       $10.251      $10.871         877
                                                                          2008       $10.871      $11.112         594
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.257           0
                                                                          2004       $11.257      $11.890           0
                                                                          2005       $11.890      $12.071           0
                                                                          2006       $12.071      $13.188           0
                                                                          2007       $13.188      $12.994           0
                                                                          2008       $12.994       $7.518           0
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.226           0
                                                                          2004       $12.226      $13.260           0
                                                                          2005       $13.260      $13.621           0
                                                                          2006       $13.621      $15.412           0
                                                                          2007       $15.412      $14.133           0
                                                                          2008       $14.133       $8.457           0
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.594           0
                                                                          2004       $12.594      $14.284         610
                                                                          2005       $14.284      $15.644         868
                                                                          2006       $15.644      $19.505       1,035
                                                                          2007       $19.505      $20.629         722
                                                                          2008       $20.629      $11.285         462
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.093           0
                                                                          2004       $12.093      $13.296           0
                                                                          2005       $13.296      $14.122           0
                                                                          2006       $14.122      $15.706           0
                                                                          2007       $15.706      $14.537           0
                                                                          2008       $14.537       $8.577           0

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the Enhanced Beneficiary Protection (Annual Increase) Option, and the
              Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 2.2



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.866          62
                                                                          2006       $10.866      $12.306       1,084
                                                                          2007       $12.306      $11.423       1,146
                                                                          2008       $11.423       $6.159       1,228
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.664           0
                                                                          2004       $11.664      $11.958         729
                                                                          2005       $11.958      $12.338         743
                                                                          2006       $12.338      $12.698         788
                                                                          2007       $12.698      $13.077         370
                                                                          2008       $13.077       $8.037         313



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income
     - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub- Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.20% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in the Variable Sub- Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   With the Enhanced Beneficiary Protection (Annual Increase) Option, and the
              Earnings Protection Death Benefit Option (age 71-79)

                            Mortality & Expense = 2.2

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub- Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
  Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.25



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio--Class Y
                                                                          2003       $10.000      $12.139        3,059
                                                                          2004       $12.139      $13.320        3,241
                                                                          2005       $13.320      $15.949        3,181
                                                                          2006       $15.949      $16.750        7,063
                                                                          2007       $16.750      $19.507        6,963
                                                                          2008       $19.507       $9.705        6,570
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.165       42,467
                                                                          2004       $12.165      $12.842       51,747
                                                                          2005       $12.842      $13.201       50,611
                                                                          2006       $13.201      $14.274       43,834
                                                                          2007       $14.274      $14.467       33,716
                                                                          2008       $14.467       $8.968       21,010
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities Portfolio--Class Y
                                                                          2003       $10.000      $11.792       12,391
                                                                          2004       $11.792      $12.754       25,136
                                                                          2005       $12.754      $14.671       22,652
                                                                          2006       $14.671      $14.874       23,211
                                                                          2007       $14.874      $17.301       19,014
                                                                          2008       $17.301       $8.819       18,448
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio--Class Y (1)
                                                                          2003       $10.000      $12.592        4,257
                                                                          2004       $12.592      $13.817       10,696
                                                                          2005       $13.817      $14.608        8,364
                                                                          2006       $14.608      $18.511        8,311
                                                                          2007       $18.511      $20.828        4,197
                                                                          2008       $20.828      $11.613        4,158

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
  Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.25



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio--Class Y (2)
                                                                          2003       $10.000      $12.504        1,665
                                                                          2004       $12.504      $13.698        5,041
                                                                          2005       $13.698      $14.226        3,870
                                                                          2006       $14.226      $16.427        3,458
                                                                          2007       $16.427      $18.697        2,468
                                                                          2008       $18.697      $10.222        1,089
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio--Class Y
                                                                          2003       $10.000      $12.870       17,926
                                                                          2004       $12.870      $14.396       30,596
                                                                          2005       $14.396      $14.912       28,587
                                                                          2006       $14.912      $17.692       28,541
                                                                          2007       $17.692      $18.426       25,097
                                                                          2008       $18.426      $10.590       19,579
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.243       30,481
                                                                          2004       $11.243      $12.018       38,139
                                                                          2005       $12.018      $11.951       28,345
                                                                          2006       $11.951      $12.711       25,841
                                                                          2007       $12.711      $12.883       19,505
                                                                          2008       $12.883       $9.653        7,974
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.575       19,059
                                                                          2004       $11.575      $12.503       19,582
                                                                          2005       $12.503      $13.017       22,418
                                                                          2006       $13.017      $14.473       16,710
                                                                          2007       $14.473      $14.523       14,387
                                                                          2008       $14.523      $10.422       10,283
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio--Class Y
                                                                          2003       $10.000      $10.230       54,645
                                                                          2004       $10.230      $10.487       92,904
                                                                          2005       $10.487      $10.547       90,593
                                                                          2006       $10.547      $10.839       84,056
                                                                          2007       $10.839      $11.180       66,765
                                                                          2008       $11.180       $9.913       38,497
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio--Class Y (1)
                                                                          2003       $10.000       $9.940       72,420
                                                                          2004        $9.940       $9.811       94,383
                                                                          2005        $9.811       $9.717       88,918
                                                                          2006        $9.717       $9.862       65,153
                                                                          2007        $9.862       $9.890       35,340
                                                                          2008        $9.890       $8.180       16,180

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
  Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.25



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio--Class Y
                                                                          2003       $10.000       $9.859       37,046
                                                                          2004        $9.859       $9.677       41,290
                                                                          2005        $9.677       $9.681       69,278
                                                                          2006        $9.681       $9.857       57,071
                                                                          2007        $9.857      $10.064       37,871
                                                                          2008       $10.064      $10.034       25,604
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio--Class Y
                                                                          2003       $10.000      $12.019       86,178
                                                                          2004       $12.019      $12.933      102,644
                                                                          2005       $12.933      $13.178       64,876
                                                                          2006       $13.178      $14.813       61,182
                                                                          2007       $14.813      $15.173       40,469
                                                                          2008       $15.173       $9.286       20,161
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio--Class Y
                                                                          2003       $10.000      $11.940       12,145
                                                                          2004       $11.940      $12.827       12,457
                                                                          2005       $12.827      $13.524       15,534
                                                                          2006       $13.524      $15.141       18,668
                                                                          2007       $15.141      $16.007       17,363
                                                                          2008       $16.007      $11.837       16,923
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS--Global Infrastructure Portfolio--Class Y (2)
                                                                          2003       $10.000      $11.415        3,006
                                                                          2004       $11.415      $13.396       10,426
                                                                          2005       $13.396      $14.946       12,802
                                                                          2006       $14.946      $17.503       12,535
                                                                          2007       $17.503      $20.495       10,042
                                                                          2008       $20.495      $13.307        4,567
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio, Class II (2,3)
                                                                          2003       $10.000      $11.231        2,452
                                                                          2004       $11.231      $12.061        7,170
                                                                          2005       $12.061      $13.196        7,477
                                                                          2006       $13.196      $14.266        7,379
                                                                          2007       $14.266      $14.806        6,837
                                                                          2008       $14.806      $12.281        4,504
------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class II (3)
                                                                          2003       $10.000      $14.796       11,894
                                                                          2004       $14.796      $17.755       15,023
                                                                          2005       $17.755      $23.173       14,594
                                                                          2006       $23.173      $31.012       15,194
                                                                          2007       $31.012      $42.491        9,319
                                                                          2008       $42.491      $17.931        7,301

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
  Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.25



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $11.623       22,701
                                                                          2004       $11.623      $12.182       41,302
                                                                          2005       $12.182      $13.726       26,167
                                                                          2006       $13.726      $13.902       26,359
                                                                          2007       $13.902      $16.499        9,835
                                                                          2008       $16.499       $8.153        9,255
------------------------------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class II (3)
                                                                          2003       $10.000      $11.531       17,339
                                                                          2004       $11.531      $12.546       20,354
                                                                          2005       $12.546      $13.144       46,391
                                                                          2006       $13.144      $14.437       36,026
                                                                          2007       $14.437      $14.556       32,146
                                                                          2008       $14.556      $10.980       19,557
------------------------------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II (3)
                                                                          2003       $10.000      $12.155       23,374
                                                                          2004       $12.155      $13.373       50,007
                                                                          2005       $13.373      $14.610       75,653
                                                                          2006       $14.610      $17.321       66,294
                                                                          2007       $17.321      $18.548       52,197
                                                                          2008       $18.548      $12.858       32,208
------------------------------------------------------------------------------------------------------------------------
UIF International Growth Equity Portfolio, Class II (3)
                                                                          2006       $10.000      $10.676        7,588
                                                                          2007       $10.676      $11.900        7,542
                                                                          2008       $11.900       $5.976        5,602
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.014       33,773
                                                                          2004       $13.014      $15.423       47,346
                                                                          2005       $15.423      $17.651       51,361
                                                                          2006       $17.651      $18.795       46,598
                                                                          2007       $18.795      $22.480       33,740
                                                                          2008       $22.480      $11.663       15,464

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
  Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.25



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio, Class II (3)
                                                                          2003       $10.000      $13.515       33,480
                                                                          2004       $13.515      $15.684       39,426
                                                                          2005       $15.684      $17.274       31,835
                                                                          2006       $17.274      $18.848       26,580
                                                                          2007       $18.848      $18.930       15,154
                                                                          2008       $18.930      $11.000        8,798
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class II (3)
                                                                          2003       $10.000      $13.304       29,916
                                                                          2004       $13.304      $14.865       43,891
                                                                          2005       $14.865      $16.265       40,547
                                                                          2006       $16.265      $19.142       40,174
                                                                          2007       $19.142      $20.119       31,164
                                                                          2008       $20.119      $11.497       17,347
------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                          2003       $10.000      $12.685       29,564
                                                                          2004       $12.685      $16.840       38,255
                                                                          2005       $16.840      $19.183       34,422
                                                                          2006       $19.183      $25.767       30,701
                                                                          2007       $25.767      $20.793       22,386
                                                                          2008       $20.793      $12.565       14,297
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                          2003       $10.000      $12.763        3,764
                                                                          2004       $12.763      $14.307        2,363
                                                                          2005       $14.307      $15.510        1,854
                                                                          2006       $15.510      $15.877        5,087
                                                                          2007       $15.877      $18.214        4,632
                                                                          2008       $18.214       $9.446        3,888
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II
                                                                          2003       $10.000      $12.428      111,935
                                                                          2004       $12.428      $14.238      178,082
                                                                          2005       $14.238      $14.462      196,363
                                                                          2006       $14.462      $16.374      189,732
                                                                          2007       $16.374      $15.601      150,721
                                                                          2008       $15.601       $9.771       83,824
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                          2003       $10.000      $12.326       42,052
                                                                          2004       $12.326      $13.724       75,861
                                                                          2005       $13.724      $14.691       78,843
                                                                          2006       $14.691      $16.623       79,246
                                                                          2007       $16.623      $16.625       55,286
                                                                          2008       $16.625      $10.994       33,729

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
  Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.25



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio, Class II
                                                                          2003       $10.000      $11.761       19,075
                                                                          2004       $11.761      $12.252       22,425
                                                                          2005       $12.252      $12.867       25,650
                                                                          2006       $12.867      $12.883       24,571
                                                                          2007       $12.883      $14.659       16,961
                                                                          2008       $14.659       $7.277       12,218
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II (2)
                                                                          2003       $10.000      $12.821       16,493
                                                                          2004       $12.821      $13.864       35,057
                                                                          2005       $13.864      $14.261       36,380
                                                                          2006       $14.261      $15.715       32,440
                                                                          2007       $15.715      $15.538       20,565
                                                                          2008       $15.538       $7.291       12,921
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II (2)
                                                                          2003       $10.000      $12.172        8,256
                                                                          2004       $12.172      $12.627        8,568
                                                                          2005       $12.627      $13.377        8,695
                                                                          2006       $13.377      $13.842        8,220
                                                                          2007       $13.842      $15.086        4,397
                                                                          2008       $15.086       $8.444        2,057
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II (4)
                                                                          2006       $10.000      $10.720       19,424
                                                                          2007       $10.720      $11.281       11,535
                                                                          2008       $11.281       $7.668        6,309
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II (2)
                                                                          2004       $10.000      $10.741        4,991
                                                                          2005       $10.741      $11.242        9,250
                                                                          2006       $11.242      $12.173        9,212
                                                                          2007       $12.173      $12.977        5,342
                                                                          2008       $12.977       $9.029        3,714
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio--Class B
                                                                          2003       $10.000      $12.382        6,928
                                                                          2004       $12.382      $13.835       14,842
                                                                          2005       $13.835      $15.069       22,175
                                                                          2006       $15.069      $14.520       17,454
                                                                          2007       $14.520      $15.958       13,547
                                                                          2008       $15.958       $8.936        6,550

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
  Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.25



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio--Class B (2)
                                                                          2003       $10.000      $12.217       35,403
                                                                          2004       $12.217      $13.256       50,326
                                                                          2005       $13.256      $13.528       62,234
                                                                          2006       $13.528      $15.441       54,619
                                                                          2007       $15.441      $15.794       44,684
                                                                          2008       $15.794       $9.138       35,879
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio--Class B
                                                                          2005       $10.000      $11.809        2,772
                                                                          2006       $11.809      $15.568       10,204
                                                                          2007       $15.568      $16.034       12,876
                                                                          2008       $16.034       $7.307       13,303
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio--Class B (2)
                                                                          2003       $10.000      $11.421        6,067
                                                                          2004       $11.421      $12.073        8,745
                                                                          2005       $12.073      $13.527        8,623
                                                                          2006       $13.527      $13.114        8,538
                                                                          2007       $13.114      $14.533        4,562
                                                                          2008       $14.533       $8.532        3,019
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class B
                                                                          2003       $10.000      $13.535       24,426
                                                                          2004       $13.535      $15.724       32,306
                                                                          2005       $15.724      $16.359       39,183
                                                                          2006       $16.359      $18.228       39,093
                                                                          2007       $18.228      $18.052       30,143
                                                                          2008       $18.052      $11.315       16,276
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio--Class B
                                                                          2005       $10.000      $10.892        1,020
                                                                          2006       $10.892      $13.124        3,735
                                                                          2007       $13.124      $15.625       29,685
                                                                          2008       $15.625       $9.640       28,349
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio--Class B
                                                                          2005       $10.000      $10.673          659
                                                                          2006       $10.673      $12.603        5,146
                                                                          2007       $12.603      $11.782        3,874
                                                                          2008       $11.782       $6.779        2,888
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                          2005       $10.000      $11.824        8,956
                                                                          2006       $11.824      $12.855       19,105
                                                                          2007       $12.855      $14.709       27,527
                                                                          2008       $14.709       $8.224       26,690

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
  Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.25



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio--Service Class 2
                                                                          2005       $10.000      $11.027        1,778
                                                                          2006       $11.027      $12.142        5,215
                                                                          2007       $12.142      $13.249        4,579
                                                                          2008       $13.249       $7.509        9,341
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio--Service Class 2
                                                                          2005       $10.000      $10.416        3,562
                                                                          2006       $10.416      $11.283        6,975
                                                                          2007       $11.283      $11.286        2,557
                                                                          2008       $11.286       $8.242        2,502
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service Class 2
                                                                          2005       $10.000      $12.041        7,290
                                                                          2006       $12.041      $13.205        7,834
                                                                          2007       $13.205      $14.857        9,738
                                                                          2008       $14.857       $8.753        7,778
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                          2006       $10.000      $10.154            0
                                                                          2007       $10.154      $10.396        1,635
                                                                          2008       $10.396      $10.423       17,552
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund--Class 2
                                                                          2005       $10.000      $11.090        1,272
                                                                          2006       $11.090      $11.384            0
                                                                          2007       $11.384      $12.695            0
                                                                          2008       $12.695       $8.011            0
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund--Class 2 (2)
                                                                          2004       $10.000      $10.634        6,647
                                                                          2005       $10.634      $10.719       14,368
                                                                          2006       $10.719      $11.437       14,254
                                                                          2007       $11.437      $11.460       12,744
                                                                          2008       $11.460       $8.566       12,386
------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund--Class 2
                                                                          2004       $10.000      $11.175        4,497
                                                                          2005       $11.175      $11.078       76,105
                                                                          2006       $11.078      $12.780       61,026
                                                                          2007       $12.780      $12.935       44,637
                                                                          2008       $12.935       $8.877       13,575
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund--Class 2
                                                                          2005       $10.000      $11.316        2,392
                                                                          2006       $11.316      $13.586        5,063
                                                                          2007       $13.586      $14.823        4,574
                                                                          2008       $14.823      $10.346        3,808

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
  Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.25



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund--Class 2
                                                                          2004       $10.000      $10.888        4,116
                                                                          2005       $10.888      $11.745       49,639
                                                                          2006       $11.745      $13.565       50,319
                                                                          2007       $13.565      $13.693       48,680
                                                                          2008       $13.693       $8.401       37,815
------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund--Class 2
                                                                          2004       $10.000      $11.453       11,972
                                                                          2005       $11.453      $12.310       44,576
                                                                          2006       $12.310      $14.587       32,629
                                                                          2007       $14.587      $16.428       23,158
                                                                          2008       $16.428       $9.555       15,164
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
                                                                          2005       $10.000      $10.463        2,852
                                                                          2006       $10.463      $12.519        2,256
                                                                          2007       $12.519      $12.243        6,122
                                                                          2008       $12.243       $7.917        5,418
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
                                                                          2005       $10.000      $11.312       12,386
                                                                          2006       $11.312      $12.821       12,216
                                                                          2007       $12.821      $12.838        4,622
                                                                          2008       $12.838       $7.926        1,642
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
                                                                          2005       $10.000      $11.278        7,303
                                                                          2006       $11.278      $12.354       10,182
                                                                          2007       $12.354      $10.037        4,483
                                                                          2008       $10.037       $6.478        3,796
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
                                                                          2005       $10.000      $11.207        2,131
                                                                          2006       $11.207      $12.344        3,422
                                                                          2007       $12.344      $11.758        3,437
                                                                          2008       $11.758       $7.280        3,100
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn TM Strategy Portfolio--Advisor Shares
                                                                          2006       $10.000       $9.442        2,944
                                                                          2007        $9.442      $11.342        6,430
                                                                          2008       $11.342       $6.212        9,626

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
  Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.25



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.648        3,456
                                                                          2007       $10.648      $10.982          774
                                                                          2008       $10.982       $9.143          676
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.066            0
                                                                          2007       $10.066      $10.858            0
                                                                          2008       $10.858       $9.837        2,392
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Advisor Shares
                                                                          2006       $10.000      $10.248            0
                                                                          2007       $10.248      $10.862        1,230
                                                                          2008       $10.862      $11.096       19,198
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston--Class IB
                                                                          2003       $10.000      $11.253        6,784
                                                                          2004       $11.253      $11.880       11,902
                                                                          2005       $11.880      $12.055       13,365
                                                                          2006       $12.055      $13.163       13,379
                                                                          2007       $13.163      $12.963        9,899
                                                                          2008       $12.963       $7.496        4,447
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class IB (2)
                                                                          2003       $10.000      $12.222        6,026
                                                                          2004       $12.222      $13.249        5,240
                                                                          2005       $13.249      $13.602        5,227
                                                                          2006       $13.602      $15.383        5,215
                                                                          2007       $15.383      $14.099        4,888
                                                                          2008       $14.099       $8.432        4,461
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund--Class IB
                                                                          2003       $10.000      $12.589       14,517
                                                                          2004       $12.589      $14.272       20,686
                                                                          2005       $14.272      $15.623       28,722
                                                                          2006       $15.623      $19.468       28,470
                                                                          2007       $19.468      $20.579       17,507
                                                                          2008       $20.579      $11.252       15,481
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB (5)
                                                                          2003       $10.000      $12.089        3,168
                                                                          2004       $12.089      $13.285        4,105
                                                                          2005       $13.285      $14.103        4,040
                                                                          2006       $14.103      $15.677        3,467
                                                                          2007       $15.677      $14.502        3,369
                                                                          2008       $14.502       $8.553        2,165

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
  Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.25



                                                                                                               Number
                                                                                   Accumulation Accumulation  of Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund--Class IB
                                                                          2005       $10.000      $10.862        1,793
                                                                          2006       $10.862      $12.295        2,686
                                                                          2007       $12.295      $11.407        2,840
                                                                          2008       $11.407       $6.147        3,149
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB
                                                                          2003       $10.000      $11.660       10,663
                                                                          2004       $11.660      $11.948       16,651
                                                                          2005       $11.948      $12.321       16,656
                                                                          2006       $12.321      $12.675       17,041
                                                                          2007       $12.675      $13.046       10,766
                                                                          2008       $13.046       $8.014        9,936



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities - Class 2 Sub-Account , FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.25% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in the Variable Sub- Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
  Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.25

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub- Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ------------------------------
                         Allstate Financial Advisors Separate Account I

                         Financial Statements as of December 31, 2008 and for the periods ended December 31, 2008 and 2007 and Report of Independent Registered Public Accounting Firm

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2008, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2008, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
April 17, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                       Series      Series      Series      Series      Series      Series
                                        Trust       Trust       Trust       Trust       Trust       Trust
                                     Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                                             AST         AST
                                      Academic                   AST         AST      Alliance    American
                                     Strategies      AST     Aggressive   Alliance    Bernstein    Century
                                        Asset     Advanced      Asset     Bernstein   Growth &    Income &
                                     Allocation  Strategies  Allocation  Core Value    Income      Growth
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $6,065,016  $1,364,986   $ 87,102     $22,378     $30,079     $11,117
                                     ----------  ----------   --------     -------     -------     -------
    Total assets.................... $6,065,016  $1,364,986   $ 87,102     $22,378     $30,079     $11,117
                                     ==========  ==========   ========     =======     =======     =======
NET ASSETS
Accumulation units.................. $6,065,016  $1,364,986   $ 87,102     $22,378     $30,079     $11,117
Contracts in payout (annuitization)
 period.............................         --          --         --          --          --          --
                                     ----------  ----------   --------     -------     -------     -------
    Total net assets................ $6,065,016  $1,364,986   $ 87,102     $22,378     $30,079     $11,117
                                     ==========  ==========   ========     =======     =======     =======
FUND SHARE INFORMATION
Number of shares....................    768,697     171,481     13,462       3,552       2,418       1,129
                                     ==========  ==========   ========     =======     =======     =======
Cost of investments................. $7,766,661  $1,608,712   $139,057     $37,713     $54,498     $12,156
                                     ==========  ==========   ========     =======     =======     =======
ACCUMULATION UNIT VALUE
    Lowest.......................... $     6.90  $     7.04   $   5.80     $  5.35     $  5.87     $  6.05
                                     ==========  ==========   ========     =======     =======     =======
    Highest......................... $     7.06  $     7.31   $   6.08     $  6.09     $  6.48     $  6.84
                                     ==========  ==========   ========     =======     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                       Series      Series      Series      Series      Series      Series
                                        Trust       Trust       Trust       Trust       Trust       Trust
                                     Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                                         AST         AST
                                         AST         AST         AST     AST Capital     CLS         CLS
                                      Balanced      Bond        Bond       Growth      Growth     Moderate
                                        Asset     Portfolio   Portfolio     Asset       Asset       Asset
                                     Allocation     2018        2019     Allocation  Allocation  Allocation
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $4,519,060  $1,051,191    $74,817   $4,408,222    $58,948    $746,184
                                     ----------  ----------    -------   ----------    -------    --------
    Total assets.................... $4,519,060  $1,051,191    $74,817   $4,408,222    $58,948    $746,184
                                     ==========  ==========    =======   ==========    =======    ========
NET ASSETS
Accumulation units.................. $4,519,060  $1,051,191    $74,817   $4,408,222    $58,948    $746,184
Contracts in payout (annuitization)
 period.............................         --          --         --           --         --          --
                                     ----------  ----------    -------   ----------    -------    --------
    Total net assets................ $4,519,060  $1,051,191    $74,817   $4,408,222    $58,948    $746,184
                                     ==========  ==========    =======   ==========    =======    ========
FUND SHARE INFORMATION
Number of shares....................    549,096      85,882      6,078      580,793      7,912     102,498
                                     ==========  ==========    =======   ==========    =======    ========
Cost of investments................. $4,800,466  $  885,477    $65,950   $5,692,585    $57,219    $781,304
                                     ==========  ==========    =======   ==========    =======    ========
ACCUMULATION UNIT VALUE
    Lowest.......................... $     7.22  $    12.12    $ 12.18   $     6.58    $  6.65    $   7.30
                                     ==========  ==========    =======   ==========    =======    ========
    Highest......................... $     7.39  $    12.19    $ 12.25   $     6.73    $  6.73    $   7.38
                                     ==========  ==========    =======   ==========    =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced    Advanced    Advanced    Advanced     Advanced    Advanced
                                       Series      Series      Series      Series       Series      Series
                                        Trust       Trust       Trust       Trust       Trust        Trust
                                     Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account
                                     ----------- ----------- ----------- ----------- ------------ -----------
                                                                                         AST
                                         AST         AST         AST         AST     First Trust      AST
                                       Cohen &      DeAm      Federated  First Trust   Capital       Focus
                                       Steers     Large-Cap  Aggressive   Balanced   Appreciation  Four Plus
                                       Realty       Value      Growth      Target       Target     Portfolio
                                     ----------- ----------- ----------- ----------- ------------ -----------
ASSETS
Investments at fair value...........   $24,514     $13,412     $11,623   $1,844,824   $6,607,414    $13,319
                                       -------     -------     -------   ----------   ----------    -------
    Total assets....................   $24,514     $13,412     $11,623   $1,844,824   $6,607,414    $13,319
                                       =======     =======     =======   ==========   ==========    =======
NET ASSETS
Accumulation units..................   $24,514     $13,412     $11,623   $1,844,824   $6,607,414    $13,319
Contracts in payout (annuitization)
 period.............................        --          --          --           --           --         --
                                       -------     -------     -------   ----------   ----------    -------
    Total net assets................   $24,514     $13,412     $11,623   $1,844,824   $6,607,414    $13,319
                                       =======     =======     =======   ==========   ==========    =======
FUND SHARE INFORMATION
Number of shares....................     6,502       2,020       2,201      251,681      963,180      1,769
                                       =======     =======     =======   ==========   ==========    =======
Cost of investments.................   $55,020     $22,564     $19,672   $2,223,359   $8,931,227    $12,897
                                       =======     =======     =======   ==========   ==========    =======
ACCUMULATION UNIT VALUE
    Lowest..........................   $  5.85     $  5.97     $  5.54   $     6.63   $     6.08    $  7.44
                                       =======     =======     =======   ==========   ==========    =======
    Highest.........................   $  6.04     $  6.56     $  6.22   $     6.78   $     6.22    $  7.50
                                       =======     =======     =======   ==========   ==========    =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced     Advanced    Advanced    Advanced    Advanced    Advanced
                                       Series       Series      Series      Series      Series      Series
                                        Trust       Trust        Trust       Trust       Trust       Trust
                                     Sub-Account Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account
                                     ----------- ------------ ----------- ----------- ----------- -----------
                                                     AST          AST         AST                     AST
                                         AST       Goldman      Goldman     Goldman                 Horizon
                                       Global       Sachs        Sachs       Sachs                  Growth
                                        Real     Concentrated   Mid-Cap    Small-Cap      AST        Asset
                                       Estate       Growth      Growth       Value    High Yield  Allocation
                                     ----------- ------------ ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........    $ 440      $30,209      $37,872     $2,092      $38,877    $106,454
                                        -----      -------      -------     ------      -------    --------
    Total assets....................    $ 440      $30,209      $37,872     $2,092      $38,877    $106,454
                                        =====      =======      =======     ======      =======    ========
NET ASSETS
Accumulation units..................    $ 440      $30,209      $37,872     $2,092      $38,877    $106,454
Contracts in payout (annuitization)
 period.............................       --           --           --         --           --          --
                                        -----      -------      -------     ------      -------    --------
    Total net assets................    $ 440      $30,209      $37,872     $2,092      $38,877    $106,454
                                        =====      =======      =======     ======      =======    ========
FUND SHARE INFORMATION
Number of shares....................       84        1,818       13,104        316        7,335      15,057
                                        =====      =======      =======     ======      =======    ========
Cost of investments.................    $ 416      $43,712      $68,115     $2,791      $46,980    $105,786
                                        =====      =======      =======     ======      =======    ========
ACCUMULATION UNIT VALUE
    Lowest..........................    $6.09      $  6.03      $  5.93     $ 7.61      $  7.25    $   7.09
                                        =====      =======      =======     ======      =======    ========
    Highest.........................    $6.13      $  6.19      $  6.13     $ 7.66      $  7.78    $   7.17
                                        =====      =======      =======     ======      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced     Advanced      Advanced     Advanced     Advanced     Advanced
                                       Series       Series        Series       Series       Series       Series
                                        Trust        Trust         Trust        Trust        Trust        Trust
                                     Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                     ----------- ------------- ------------- ----------- ------------- -----------
                                         AST
                                       Horizon                                   AST          AST
                                      Moderate        AST           AST      Investment    JPMorgan        AST
                                        Asset    International International    Grade    International  Large-Cap
                                     Allocation     Growth         Value        Bond        Equity        Value
                                     ----------- ------------- ------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........  $279,346     $ 63,347      $ 70,793    $11,724,385    $46,426      $ 6,395
                                      --------     --------      --------    -----------    -------      -------
    Total assets....................  $279,346     $ 63,347      $ 70,793    $11,724,385    $46,426      $ 6,395
                                      ========     ========      ========    ===========    =======      =======
NET ASSETS
Accumulation units..................  $279,346     $ 63,347      $ 70,793    $11,724,385    $46,426      $ 6,395
Contracts in payout (annuitization)
 period.............................        --           --            --             --         --           --
                                      --------     --------      --------    -----------    -------      -------
    Total net assets................  $279,346     $ 63,347      $ 70,793    $11,724,385    $46,426      $ 6,395
                                      ========     ========      ========    ===========    =======      =======
FUND SHARE INFORMATION
Number of shares....................    36,185        8,324         6,326      1,075,632      3,083          623
                                      ========     ========      ========    ===========    =======      =======
Cost of investments.................  $282,156     $109,949      $122,185    $10,751,450    $77,119      $12,933
                                      ========     ========      ========    ===========    =======      =======
ACCUMULATION UNIT VALUE
    Lowest..........................  $   7.57     $   5.19      $   5.69    $     10.76    $  5.88      $  5.43
                                      ========     ========      ========    ===========    =======      =======
    Highest.........................  $   7.65     $   5.47      $   5.86    $     10.83    $  6.02      $  6.10
                                      ========     ========      ========    ===========    =======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                        Series      Series      Series      Series      Series      Series
                                        Trust        Trust       Trust       Trust       Trust       Trust
                                     Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                     ------------ ----------- ----------- ----------- ----------- -----------
                                         AST          AST
                                         Lord       Marsico       AST         AST         AST         AST
                                     Abbett Bond-   Capital   MFS Global      MFS       Mid-Cap      Money
                                      Debenture     Growth      Equity      Growth       Value      Market
                                     ------------ ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $28,512      $43,938    $ 84,782     $ 6,864     $10,211   $1,014,599
                                       -------      -------    --------     -------     -------   ----------
    Total assets....................   $28,512      $43,938    $ 84,782     $ 6,864     $10,211   $1,014,599
                                       =======      =======    ========     =======     =======   ==========
NET ASSETS
Accumulation units..................   $28,512      $43,938    $ 84,782     $ 6,864     $10,211   $1,014,599
Contracts in payout (annuitization)
 period.............................        --           --          --          --          --           --
                                       -------      -------    --------     -------     -------   ----------
    Total net assets................   $28,512      $43,938    $ 84,782     $ 6,864     $10,211   $1,014,599
                                       =======      =======    ========     =======     =======   ==========
FUND SHARE INFORMATION
Number of shares....................     3,595        3,473      12,009         996       1,434    1,014,599
                                       =======      =======    ========     =======     =======   ==========
Cost of investments.................   $39,907      $72,103    $128,563     $10,156     $13,658   $1,014,599
                                       =======      =======    ========     =======     =======   ==========
ACCUMULATION UNIT VALUE
    Lowest..........................   $  7.55      $  5.92    $   6.68     $  6.56     $  5.85   $    10.02
                                       =======      =======    ========     =======     =======   ==========
    Highest.........................   $  7.93      $  6.06    $   6.84     $  6.81     $  6.18   $    10.31
                                       =======      =======    ========     =======     =======   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      Advanced    Advanced    Advanced      Advanced     Advanced    Advanced
                                       Series      Series      Series        Series       Series      Series
                                        Trust       Trust       Trust        Trust         Trust       Trust
                                     Sub-Account Sub-Account Sub-Account  Sub-Account   Sub-Account Sub-Account
                                     ----------- ----------- ----------- -------------- ----------- -----------
                                         AST         AST         AST          AST           AST         AST
                                      Neuberger   Neuberger   Neuberger     Niemann     Parametric     PIMCO
                                       Berman/     Berman      Berman    Capital Growth  Emerging     Limited
                                     LSV Mid-Cap   Mid-Cap    Small-Cap      Asset        Markets    Maturity
                                        Value      Growth      Growth      Allocation     Equity       Bond
                                     ----------- ----------- ----------- -------------- ----------- -----------
ASSETS
Investments at fair value...........   $27,333     $23,930     $4,910       $128,056      $4,696     $184,516
                                       -------     -------     ------       --------      ------     --------
    Total assets....................   $27,333     $23,930     $4,910       $128,056      $4,696     $184,516
                                       =======     =======     ======       ========      ======     ========
NET ASSETS
Accumulation units..................   $27,333     $23,930     $4,910       $128,056      $4,696     $184,516
Contracts in payout (annuitization)
 period.............................        --          --         --             --          --           --
                                       -------     -------     ------       --------      ------     --------
    Total net assets................   $27,333     $23,930     $4,910       $128,056      $4,696     $184,516
                                       =======     =======     ======       ========      ======     ========
FUND SHARE INFORMATION
Number of shares....................     3,030       1,871        797         17,566         955       16,990
                                       =======     =======     ======       ========      ======     ========
Cost of investments.................   $46,093     $37,392     $7,180       $128,317      $6,697     $190,775
                                       =======     =======     ======       ========      ======     ========
ACCUMULATION UNIT VALUE
    Lowest..........................   $  5.62     $  5.79     $ 6.27       $   7.46      $ 5.55     $   9.76
                                       =======     =======     ======       ========      ======     ========
    Highest.........................   $  5.92     $  6.19     $ 6.41       $   7.54      $ 5.59     $  10.39
                                       =======     =======     ======       ========      ======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Advanced     Advanced      Advanced      Advanced    Advanced    Advanced
                                        Series       Series        Series        Series      Series      Series
                                        Trust        Trust          Trust         Trust       Trust       Trust
                                     Sub-Account  Sub-Account    Sub-Account   Sub-Account Sub-Account Sub-Account
                                     ------------ ------------ --------------- ----------- ----------- -----------
                                                                                   AST
                                         AST          AST                       Schroders
                                        PIMCO     Preservation       AST       Multi-Asset     AST         AST
                                     Total Return    Asset           QMA          World     Small-Cap   Small-Cap
                                         Bond      Allocation  US Equity Alpha Strategies    Growth       Value
                                     ------------ ------------ --------------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $190,052    $4,623,800      $70,734      $304,945      $ 779      $25,826
                                       --------    ----------      -------      --------      -----      -------
    Total assets....................   $190,052    $4,623,800      $70,734      $304,945      $ 779      $25,826
                                       ========    ==========      =======      ========      =====      =======
NET ASSETS
Accumulation units..................   $190,052    $4,623,800      $70,734      $304,945      $ 779      $25,826
Contracts in payout (annuitization)
 period.............................         --            --           --            --         --           --
                                       --------    ----------      -------      --------      -----      -------
    Total net assets................   $190,052    $4,623,800      $70,734      $304,945      $ 779      $25,826
                                       ========    ==========      =======      ========      =====      =======
FUND SHARE INFORMATION
Number of shares....................     16,804       508,110        8,595        31,470         70        2,979
                                       ========    ==========      =======      ========      =====      =======
Cost of investments.................   $201,801    $4,954,749      $98,994      $317,154      $ 792      $38,790
                                       ========    ==========      =======      ========      =====      =======
ACCUMULATION UNIT VALUE
    Lowest..........................   $   9.38    $     8.00      $  5.80      $   7.06      $6.23      $  6.45
                                       ========    ==========      =======      ========      =====      =======
    Highest.........................   $  10.29    $     8.39      $  5.93      $   7.22      $6.37      $  7.56
                                       ========    ==========      =======      ========      =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                                                            Franklin
                                                                                                           Templeton
                                       Advanced      Advanced      Advanced      Advanced     Advanced      Variable
                                        Series        Series        Series        Series       Series      Insurance
                                         Trust         Trust         Trust         Trust        Trust    Products Trust
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                     ------------- ------------- ------------- ------------- ----------- --------------
                                                                                                            Franklin
                                          AST           AST           AST           AST                    Templeton
                                     T. Rowe Price T. Rowe Price T. Rowe Price T. Rowe Price     AST      VIP Founding
                                         Asset        Global       Large-Cap      Natural    UBS Dynamic     Funds
                                      Allocation       Bond         Growth       Resources      Alpha      Allocation
                                     ------------- ------------- ------------- ------------- ----------- --------------
ASSETS
Investments at fair value...........  $3,352,670      $60,278       $21,820      $ 81,916    $2,114,945    $1,671,891
                                      ----------      -------       -------      --------    ----------    ----------
    Total assets....................  $3,352,670      $60,278       $21,820      $ 81,916    $2,114,945    $1,671,891
                                      ==========      =======       =======      ========    ==========    ==========
NET ASSETS
Accumulation units..................  $3,352,670      $60,278       $21,820      $ 81,916    $2,114,945    $1,671,891
Contracts in payout (annuitization)
 period.............................          --           --            --            --            --            --
                                      ----------      -------       -------      --------    ----------    ----------
    Total net assets................  $3,352,670      $60,278       $21,820      $ 81,916    $2,114,945    $1,671,891
                                      ==========      =======       =======      ========    ==========    ==========
FUND SHARE INFORMATION
Number of shares....................     262,954        5,377         3,131         4,561       194,746       297,490
                                      ==========      =======       =======      ========    ==========    ==========
Cost of investments.................  $4,016,147      $64,821       $33,185      $153,435    $2,265,906    $1,830,540
                                      ==========      =======       =======      ========    ==========    ==========
ACCUMULATION UNIT VALUE
    Lowest..........................  $     7.33      $  9.19       $  5.81      $   4.68    $     7.75    $     6.60
                                      ==========      =======       =======      ========    ==========    ==========
    Highest.........................  $     7.50      $ 10.28       $  6.21      $   5.78    $     7.93    $     6.67
                                      ==========      =======       =======      ========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      AIM Variable  AIM Variable AIM Variable AIM Variable AIM Variable AIM Variable
                                       Insurance     Insurance    Insurance    Insurance    Insurance    Insurance
                                         Funds         Funds        Funds        Funds        Funds        Funds
                                      Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                     -------------- ------------ ------------ ------------ ------------ ------------
                                                                  AIM V. I.    AIM V. I.                 AIM V. I.
                                       AIM V. I.     AIM V. I.     Capital      Capital     AIM V. I.   Diversified
                                     Basic Balanced Basic Value  Appreciation Development  Core Equity     Income
                                     -------------- ------------ ------------ ------------ ------------ ------------
ASSETS
Investments at fair value...........  $18,061,509   $ 8,632,295  $ 75,717,518 $ 8,639,300  $104,365,148 $11,029,506
                                      -----------   -----------  ------------ -----------  ------------ -----------
    Total assets....................  $18,061,509   $ 8,632,295  $ 75,717,518 $ 8,639,300  $104,365,148 $11,029,506
                                      ===========   ===========  ============ ===========  ============ ===========
NET ASSETS
Accumulation units..................  $18,057,148   $ 8,613,941  $ 75,454,465 $ 8,623,599  $104,018,713 $10,968,831
Contracts in payout (annuitization)
 period.............................        4,361        18,354       263,053      15,701       346,435      60,675
                                      -----------   -----------  ------------ -----------  ------------ -----------
    Total net assets................  $18,061,509   $ 8,632,295  $ 75,717,518 $ 8,639,300  $104,365,148 $11,029,506
                                      ===========   ===========  ============ ===========  ============ ===========
FUND SHARE INFORMATION
Number of shares....................    2,652,204     2,105,438     4,482,979   1,089,445     5,284,311   1,882,168
                                      ===========   ===========  ============ ===========  ============ ===========
Cost of investments.................  $29,028,089   $17,934,487  $112,585,465 $13,791,620  $128,941,707 $16,088,845
                                      ===========   ===========  ============ ===========  ============ ===========
ACCUMULATION UNIT
 VALUE
    Lowest..........................  $      5.44   $      5.96  $       3.92 $      7.43  $       5.79 $      9.14
                                      ===========   ===========  ============ ===========  ============ ===========
    Highest.........................  $      7.80   $      7.03  $       9.97 $     10.62  $      14.84 $     11.52
                                      ===========   ===========  ============ ===========  ============ ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                     AIM Variable AIM Variable AIM Variable  AIM Variable AIM Variable AIM Variable
                                      Insurance    Insurance     Insurance    Insurance    Insurance    Insurance
                                        Funds        Funds         Funds        Funds        Funds        Funds
                                     Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                     ------------ ------------ ------------- ------------ ------------ ------------
                                      AIM V. I.                  AIM V. I.    AIM V. I.    AIM V. I.
                                      Government   AIM V. I.   International  Large Cap     Mid Cap     AIM V. I.
                                      Securities   High Yield     Growth        Growth    Core Equity  Money Market
                                     ------------ ------------ ------------- ------------ ------------ ------------
ASSETS
Investments at fair value........... $23,070,248   $5,649,216   $26,972,919  $ 8,305,407  $12,842,982  $23,393,613
                                     -----------   ----------   -----------  -----------  -----------  -----------
    Total assets.................... $23,070,248   $5,649,216   $26,972,919  $ 8,305,407  $12,842,982  $23,393,613
                                     ===========   ==========   ===========  ===========  ===========  ===========
NET ASSETS
Accumulation units.................. $22,935,733   $5,637,703   $26,725,687  $ 8,304,690  $12,837,120  $23,381,190
Contracts in payout (annuitization)
 period.............................     134,515       11,513       247,232          717        5,862       12,423
                                     -----------   ----------   -----------  -----------  -----------  -----------
    Total net assets................ $23,070,248   $5,649,216   $26,972,919  $ 8,305,407  $12,842,982  $23,393,613
                                     ===========   ==========   ===========  ===========  ===========  ===========
FUND SHARE INFORMATION
Number of shares....................   1,767,835    1,530,953     1,383,936      849,224    1,495,109   23,393,613
                                     ===========   ==========   ===========  ===========  ===========  ===========
Cost of investments................. $21,275,157   $9,065,667   $28,695,521  $10,601,975  $17,664,171  $23,393,613
                                     ===========   ==========   ===========  ===========  ===========  ===========
ACCUMULATION UNIT VALUE
    Lowest.......................... $     13.90   $     7.56   $      7.78  $      7.63  $      9.25  $     10.83
                                     ===========   ==========   ===========  ===========  ===========  ===========
    Highest......................... $     16.44   $    10.88   $     15.11  $      7.75  $     12.71  $     12.91
                                     ===========   ==========   ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                               AIM Variable  AIM Variable   AIM Variable    AIM Variable
                                     AIM Variable AIM Variable  Insurance     Insurance       Insurance      Insurance
                                      Insurance    Insurance      Funds         Funds           Funds          Funds
                                        Funds        Funds      Series II     Series II       Series II      Series II
                                     Sub-Account  Sub-Account  Sub-Account   Sub-Account     Sub-Account    Sub-Account
                                     ------------ ------------ ------------ -------------- --------------- --------------
                                                                                              AIM V. I.      AIM V. I.
                                      AIM V. I.    AIM V. I.      Basic       AIM V. I.        Capital        Capital
                                      Technology   Utilities   Balanced II  Basic Value II Appreciation II Development II
                                     ------------ ------------ ------------ -------------- --------------- --------------
ASSETS
Investments at fair value...........  $1,985,470   $7,307,921   $  906,532   $ 8,651,910     $3,716,103       $336,338
                                      ----------   ----------   ----------   -----------     ----------       --------
    Total assets....................  $1,985,470   $7,307,921   $  906,532   $ 8,651,910     $3,716,103       $336,338
                                      ==========   ==========   ==========   ===========     ==========       ========
NET ASSETS
Accumulation units..................  $1,985,470   $7,270,704   $  906,532   $ 8,651,910     $3,716,103       $336,338
Contracts in payout (annuitization)
 period.............................          --       37,217           --            --             --             --
                                      ----------   ----------   ----------   -----------     ----------       --------
    Total net assets................  $1,985,470   $7,307,921   $  906,532   $ 8,651,910     $3,716,103       $336,338
                                      ==========   ==========   ==========   ===========     ==========       ========
FUND SHARE INFORMATION
Number of shares....................     236,930      546,182      133,707     2,125,777        223,727         43,454
                                      ==========   ==========   ==========   ===========     ==========       ========
Cost of investments.................  $2,796,710   $8,700,169   $1,246,441   $17,533,724     $4,738,625       $592,269
                                      ==========   ==========   ==========   ===========     ==========       ========
ACCUMULATION UNIT
 VALUE
    Lowest..........................  $     6.98   $    13.64   $     6.42   $      5.62     $     6.46       $   7.65
                                      ==========   ==========   ==========   ===========     ==========       ========
    Highest.........................  $     7.18   $    14.03   $     6.93   $      7.79     $     9.02       $   8.27
                                      ==========   ==========   ==========   ===========     ==========       ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                      AIM Variable  AIM Variable AIM Variable  AIM Variable  AIM Variable  AIM Variable
                                       Insurance     Insurance     Insurance     Insurance     Insurance    Insurance
                                         Funds         Funds         Funds         Funds         Funds        Funds
                                       Series II     Series II     Series II     Series II     Series II    Series II
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                     -------------- ------------ ------------- ------------- ------------- ------------
                                                     AIM V. I.     AIM V. I.                   AIM V. I.    AIM V. I.
                                       AIM V. I.    Diversified   Government     AIM V. I.   International  Large Cap
                                     Core Equity II  Income II   Securities II High Yield II   Growth II    Growth II
                                     -------------- ------------ ------------- ------------- ------------- ------------
ASSETS
Investments at fair value...........   $2,672,454     $356,571    $2,435,487     $372,103      $718,906      $638,630
                                       ----------     --------    ----------     --------      --------      --------
    Total assets....................   $2,672,454     $356,571    $2,435,487     $372,103      $718,906      $638,630
                                       ==========     ========    ==========     ========      ========      ========
NET ASSETS
Accumulation units..................   $2,672,454     $356,571    $2,435,487     $372,103      $718,906      $638,630
Contracts in payout (annuitization)
 period.............................           --           --            --           --            --            --
                                       ----------     --------    ----------     --------      --------      --------
    Total net assets................   $2,672,454     $356,571    $2,435,487     $372,103      $718,906      $638,630
                                       ==========     ========    ==========     ========      ========      ========
FUND SHARE INFORMATION
Number of shares....................      136,211       61,266       187,778      100,841        37,385        65,838
                                       ==========     ========    ==========     ========      ========      ========
Cost of investments.................   $3,333,553     $501,827    $2,302,558     $545,403      $767,888      $794,737
                                       ==========     ========    ==========     ========      ========      ========
ACCUMULATION UNIT
 VALUE
    Lowest..........................   $     7.64     $   8.94    $    11.85     $   9.60      $  11.57      $   7.46
                                       ==========     ========    ==========     ========      ========      ========
    Highest.........................   $     9.54     $   9.66    $    12.81     $  10.37      $  12.51      $   7.67
                                       ==========     ========    ==========     ========      ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                                              Alliance      Alliance
                                      AIM Variable  AIM Variable AIM Variable  AIM Variable   Bernstein     Bernstein
                                       Insurance     Insurance     Insurance    Insurance     Variable      Variable
                                         Funds         Funds         Funds        Funds        Product       Product
                                       Series II     Series II     Series II    Series II    Series Fund   Series Fund
                                      Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account   Sub-Account
                                     -------------- ------------ ------------- ------------ ------------- -------------
                                                                                                            Alliance
                                       AIM V. I.     AIM V. I.                                Alliance    Bernstein VPS
                                        Mid Cap        Money       AIM V. I.    AIM V. I.   Bernstein VPS   Growth &
                                     Core Equity II  Market II   Technology II Utilities II    Growth        Income
                                     -------------- ------------ ------------- ------------ ------------- -------------
ASSETS
Investments at fair value...........   $3,809,074    $2,045,065     $42,982      $572,011    $24,187,037  $ 74,598,130
                                       ----------    ----------     -------      --------    -----------  ------------
    Total assets....................   $3,809,074    $2,045,065     $42,982      $572,011    $24,187,037  $ 74,598,130
                                       ==========    ==========     =======      ========    ===========  ============
NET ASSETS
Accumulation units..................   $3,798,267    $2,045,065     $42,982      $572,011    $24,156,920  $ 74,370,838
Contracts in payout (annuitization)
 period.............................       10,807            --          --            --         30,117       227,292
                                       ----------    ----------     -------      --------    -----------  ------------
    Total net assets................   $3,809,074    $2,045,065     $42,982      $572,011    $24,187,037  $ 74,598,130
                                       ==========    ==========     =======      ========    ===========  ============
FUND SHARE INFORMATION
Number of shares....................      447,074     2,045,065       5,204        43,008      1,879,335     5,751,591
                                       ==========    ==========     =======      ========    ===========  ============
Cost of investments.................   $5,322,990    $2,045,065     $60,488      $724,798    $33,185,685  $122,776,179
                                       ==========    ==========     =======      ========    ===========  ============
ACCUMULATION UNIT VALUE
    Lowest..........................   $     8.96    $     9.69     $  6.66      $  13.06    $      4.14  $       7.07
                                       ==========    ==========     =======      ========    ===========  ============
    Highest.........................   $    10.85    $    10.48     $  7.01      $  13.75    $      9.55  $       9.77
                                       ==========    ==========     =======      ========    ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Alliance      Alliance      Alliance      Alliance      Alliance
                                       Bernstein     Bernstein     Bernstein     Bernstein     Bernstein      American
                                       Variable      Variable      Variable      Variable      Variable        Century
                                        Product       Product       Product       Product       Product       Variable
                                      Series Fund   Series Fund   Series Fund   Series Fund   Series Fund  Portfolios, Inc
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                     ------------- ------------- ------------- ------------- ------------- ---------------
                                       Alliance      Alliance      Alliance      Alliance
                                     Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS   Alliance       American
                                     International   Large Cap     Small/Mid      Utility    Bernstein VPS     Century
                                         Value        Growth       Cap Value      Income         Value       VP Balanced
                                     ------------- ------------- ------------- ------------- ------------- ---------------
ASSETS
Investments at fair value...........  $20,508,783   $19,367,384   $21,471,044   $4,190,505    $1,913,545       $17,905
                                      -----------   -----------   -----------   ----------    ----------       -------
    Total assets....................  $20,508,783   $19,367,384   $21,471,044   $4,190,505    $1,913,545       $17,905
                                      ===========   ===========   ===========   ==========    ==========       =======
NET ASSETS
Accumulation units..................  $20,503,797   $19,367,384   $21,471,044   $4,166,829    $1,913,545       $17,905
Contracts in payout (annuitization)
 period.............................        4,986            --            --       23,676            --            --
                                      -----------   -----------   -----------   ----------    ----------       -------
    Total net assets................  $20,508,783   $19,367,384   $21,471,044   $4,190,505    $1,913,545       $17,905
                                      ===========   ===========   ===========   ==========    ==========       =======
FUND SHARE INFORMATION
Number of shares....................    1,876,375     1,074,176     2,175,384      257,244       252,114         3,391
                                      ===========   ===========   ===========   ==========    ==========       =======
Cost of investments.................  $36,685,739   $25,894,202   $33,735,412   $5,943,400    $3,287,088       $23,513
                                      ===========   ===========   ===========   ==========    ==========       =======
ACCUMULATION UNIT VALUE
    Lowest..........................  $      7.27   $      4.08   $     11.22   $     9.59    $     6.74       $ 12.35
                                      ===========   ===========   ===========   ==========    ==========       =======
    Highest.........................  $      7.63   $      9.12   $     12.09   $    10.06    $     7.08       $ 12.50
                                      ===========   ===========   ===========   ==========    ==========       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Dreyfus
                                      Socially                   Dreyfus      Dreyfus
                                     Responsible                 Variable     Variable       DWS         DWS
                                       Growth    Dreyfus Stock  Investment   Investment   Variable     Variable
                                     Fund, Inc.   Index Fund       Fund         Fund      Series I     Series I
                                     Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account Sub-Account
                                     ----------- ------------- ------------ ------------ ----------- ------------
                                       Dreyfus
                                      Socially                                                           DWS
                                     Responsible Dreyfus Stock VIF Growth &     VIF          DWS       Capital
                                     Growth Fund  Index Fund      Income    Money Market Bond VIP A  Growth VIP A
                                     ----------- ------------- ------------ ------------ ----------- ------------
ASSETS
Investments at fair value...........   $20,002     $565,319      $119,928    $1,737,238   $469,103    $1,032,402
                                       -------     --------      --------    ----------   --------    ----------
    Total assets....................   $20,002     $565,319      $119,928    $1,737,238   $469,103    $1,032,402
                                       =======     ========      ========    ==========   ========    ==========
NET ASSETS
Accumulation units..................   $20,002     $565,319      $119,928    $1,737,238   $446,661    $1,020,053
Contracts in payout (annuitization)
 period.............................        --           --            --            --     22,442        12,349
                                       -------     --------      --------    ----------   --------    ----------
    Total net assets................   $20,002     $565,319      $119,928    $1,737,238   $469,103    $1,032,402
                                       =======     ========      ========    ==========   ========    ==========
FUND SHARE INFORMATION
Number of shares....................     1,007       24,600         9,038     1,737,238     85,291        76,192
                                       =======     ========      ========    ==========   ========    ==========
Cost of investments.................   $30,984     $726,910      $190,915    $1,737,238   $582,003    $1,291,725
                                       =======     ========      ========    ==========   ========    ==========
ACCUMULATION UNIT VALUE
    Lowest..........................   $  4.34     $   5.99      $   6.01    $    10.29   $  11.86    $     8.41
                                       =======     ========      ========    ==========   ========    ==========
    Highest.........................   $  8.21     $   9.50      $   8.50    $    12.69   $  11.98    $     8.49
                                       =======     ========      ========    ==========   ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                          DWS          DWS          DWS          DWS         DWS         DWS
                                       Variable     Variable     Variable     Variable    Variable    Variable
                                       Series I     Series I     Series I     Series II   Series II   Series II
                                      Sub-Account  Sub-Account  Sub-Account  Sub-Account Sub-Account Sub-Account
                                     ------------- ----------- ------------- ----------- ----------- -----------
                                          DWS          DWS                                   DWS         DWS
                                        Global     Growth and       DWS          DWS        Money     Small Cap
                                     Opportunities   Income    International  Balanced     Market      Growth
                                         VIP A        VIP A        VIP A      VIP A II    VIP A II    VIP A II
                                     ------------- ----------- ------------- ----------- ----------- -----------
ASSETS
Investments at fair value...........  $  755,113    $386,573     $415,395    $1,351,788   $935,248    $250,990
                                      ----------    --------     --------    ----------   --------    --------
    Total assets....................  $  755,113    $386,573     $415,395    $1,351,788   $935,248    $250,990
                                      ==========    ========     ========    ==========   ========    ========
NET ASSETS
Accumulation units..................  $  755,113    $386,573     $409,116    $1,311,429   $934,543    $250,990
Contracts in payout (annuitization)
 period.............................          --          --        6,279        40,359        705          --
                                      ----------    --------     --------    ----------   --------    --------
    Total net assets................  $  755,113    $386,573     $415,395    $1,351,788   $935,248    $250,990
                                      ==========    ========     ========    ==========   ========    ========
FUND SHARE INFORMATION
Number of shares....................      96,934      75,502       63,711        77,868    935,248      32,982
                                      ==========    ========     ========    ==========   ========    ========
Cost of investments.................  $1,268,473    $669,138     $701,598    $1,688,832   $935,248    $418,750
                                      ==========    ========     ========    ==========   ========    ========
ACCUMULATION UNIT VALUE
    Lowest..........................  $    13.80    $   6.91     $   8.45    $     8.72   $  10.67    $   6.39
                                      ==========    ========     ========    ==========   ========    ========
    Highest.........................  $    13.94    $   6.98     $   8.54    $     8.75   $  10.70    $   6.42
                                      ==========    ========     ========    ==========   ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                            Fidelity      Fidelity      Fidelity      Fidelity      Fidelity
                             Federated      Variable      Variable      Variable      Variable      Variable
                             Insurance     Insurance      Insurance     Insurance     Insurance     Insurance
                              Series     Products Fund  Products Fund Products Fund Products Fund Products Fund
                            Sub-Account   Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           ------------- -------------- ------------- ------------- ------------- -------------
                             Federated
                               Prime                         VIP                      VIP High
                           Money Fund II VIP Contrafund Equity-Income  VIP Growth      Income     VIP Index 500
                           ------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $7,591,679    $ 6,434,780    $  959,510    $3,263,620    $1,262,589    $4,707,354
                            ----------    -----------    ----------    ----------    ----------    ----------
    Total assets..........  $7,591,679    $ 6,434,780    $  959,510    $3,263,620    $1,262,589    $4,707,354
                            ==========    ===========    ==========    ==========    ==========    ==========
NET ASSETS
Accumulation units........  $7,136,943    $ 6,405,024    $  946,253    $3,259,767    $1,262,589    $4,704,209
Contracts in payout
 (annuitization) period...     454,736         29,756        13,257         3,853            --         3,145
                            ----------    -----------    ----------    ----------    ----------    ----------
    Total net assets......  $7,591,679    $ 6,434,780    $  959,510    $3,263,620    $1,262,589    $4,707,354
                            ==========    ===========    ==========    ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........   7,591,679        418,114        72,800       138,700       318,836        47,458
                            ==========    ===========    ==========    ==========    ==========    ==========
Cost of investments.......  $7,591,679    $10,500,656    $1,690,071    $5,316,332    $1,980,345    $6,241,221
                            ==========    ===========    ==========    ==========    ==========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $    10.27    $      8.43    $     7.76    $     4.40    $     7.60    $     6.05
                            ==========    ===========    ==========    ==========    ==========    ==========
    Highest...............  $    13.35    $     15.01    $     9.65    $     9.43    $     8.75    $     7.08
                            ==========    ===========    ==========    ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                            Fidelity          Fidelity          Fidelity          Fidelity
                              Fidelity      Fidelity        Variable          Variable          Variable          Variable
                              Variable      Variable        Insurance         Insurance         Insurance         Insurance
                             Insurance      Insurance     Products Fund     Products Fund     Products Fund     Products Fund
                           Products Fund  Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                            Sub-Account    Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account
                           -------------- ------------- ----------------- ----------------- ----------------- -----------------
                                                            VIP Asset                              VIP           VIP Freedom
                           VIP Investment      VIP           Manager       VIP Contrafund     Equity-Income    2010 Portfolio
                             Grade Bond     Overseas    (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                           -------------- ------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value.   $2,599,594    $1,437,110        $39,759        $ 62,220,358       $1,129,660        $ 8,586,306
                             ----------    ----------        -------        ------------       ----------        -----------
    Total assets..........   $2,599,594    $1,437,110        $39,759        $ 62,220,358       $1,129,660        $ 8,586,306
                             ==========    ==========        =======        ============       ==========        ===========
NET ASSETS
Accumulation units........   $2,599,594    $1,437,110        $39,759        $ 61,979,247       $1,129,660        $ 8,586,306
Contracts in payout
 (annuitization) period...           --            --             --             241,111               --                 --
                             ----------    ----------        -------        ------------       ----------        -----------
    Total net assets......   $2,599,594    $1,437,110        $39,759        $ 62,220,358       $1,129,660        $ 8,586,306
                             ==========    ==========        =======        ============       ==========        ===========
FUND SHARE
 INFORMATION
Number of shares..........      219,560       118,086          4,150           4,109,667           86,897          1,045,835
                             ==========    ==========        =======        ============       ==========        ===========
Cost of investments.......   $2,784,111    $2,172,491        $51,700        $117,461,247       $1,893,833        $11,326,431
                             ==========    ==========        =======        ============       ==========        ===========
ACCUMULATION UNIT
 VALUE
    Lowest................   $    13.64    $     6.97        $  7.63        $       6.49       $     7.20        $      7.98
                             ==========    ==========        =======        ============       ==========        ===========
    Highest...............   $    14.16    $     8.93        $  8.78        $      11.94       $     9.22        $      8.29
                             ==========    ==========        =======        ============       ==========        ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                               Variable          Variable          Variable          Variable          Variable
                               Insurance         Insurance         Insurance         Insurance         Insurance
                             Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                              Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                           ----------------- ----------------- ----------------- ----------------- -----------------
                                                                  VIP Freedom           VIP
                              VIP Freedom       VIP Freedom         Income           Growth &
                            2020 Portfolio    2030 Portfolio       Portfolio          Income          VIP Growth
                           (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value.    $5,433,458        $1,986,860        $2,615,887        $ 8,790,637        $359,421
                              ----------        ----------        ----------        -----------        --------
    Total assets..........    $5,433,458        $1,986,860        $2,615,887        $ 8,790,637        $359,421
                              ==========        ==========        ==========        ===========        ========
NET ASSETS
Accumulation units........    $5,433,458        $1,986,860        $2,615,887        $ 8,790,637        $359,421
Contracts in payout
 (annuitization) period...            --                --                --                 --              --
                              ----------        ----------        ----------        -----------        --------
    Total net assets......    $5,433,458        $1,986,860        $2,615,887        $ 8,790,637        $359,421
                              ==========        ==========        ==========        ===========        ========
FUND SHARE
 INFORMATION
Number of shares..........       706,562           279,446           286,830          1,016,259          15,419
                              ==========        ==========        ==========        ===========        ========
Cost of investments.......    $7,995,537        $3,239,352        $3,010,477        $14,010,035        $486,548
                              ==========        ==========        ==========        ===========        ========
ACCUMULATION UNIT
 VALUE
    Lowest................    $     7.28        $     6.78        $     9.20        $      7.47        $   5.43
                              ==========        ==========        ==========        ===========        ========
    Highest...............    $     7.57        $     7.04        $     9.56        $      7.84        $   7.96
                              ==========        ==========        ==========        ===========        ========

                               Fidelity
                               Variable
                               Insurance
                             Products Fund
                           (Service Class 2)
                              Sub-Account
                           -----------------

                                  VIP
                             Growth Stock
                           (Service Class 2)
                           -----------------
ASSETS
Investments at fair value.    $1,191,587
                              ----------
    Total assets..........    $1,191,587
                              ==========
NET ASSETS
Accumulation units........    $1,191,587
Contracts in payout
 (annuitization) period...            --
                              ----------
    Total net assets......    $1,191,587
                              ==========
FUND SHARE
 INFORMATION
Number of shares..........       154,551
                              ==========
Cost of investments.......    $1,879,292
                              ==========
ACCUMULATION UNIT
 VALUE
    Lowest................    $     6.19
                              ==========
    Highest...............    $     6.43
                              ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                               Variable          Variable          Variable          Variable          Variable
                               Insurance         Insurance         Insurance         Insurance         Insurance
                             Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                              Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                           ----------------- ----------------- ----------------- ----------------- -----------------
                                  VIP                           VIP Investment                         VIP Money
                              High Income      VIP Index 500      Grade Bond        VIP MidCap          Market
                           (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value.    $ 6,770,778       $6,059,281          $7,497          $16,456,604       $27,081,793
                              -----------       ----------          ------          -----------       -----------
    Total assets..........    $ 6,770,778       $6,059,281          $7,497          $16,456,604       $27,081,793
                              ===========       ==========          ======          ===========       ===========
NET ASSETS
Accumulation units........    $ 6,770,778       $6,059,281          $7,497          $16,263,647       $27,081,793
Contracts in payout
 (annuitization) period...             --               --              --              192,957                --
                              -----------       ----------          ------          -----------       -----------
    Total net assets......    $ 6,770,778       $6,059,281          $7,497          $16,456,604       $27,081,793
                              ===========       ==========          ======          ===========       ===========
FUND SHARE
 INFORMATION
Number of shares..........      1,740,560           61,516             645              908,201        27,081,793
                              ===========       ==========          ======          ===========       ===========
Cost of investments.......    $10,166,829       $8,957,329          $8,321          $28,603,411       $27,081,793
                              ===========       ==========          ======          ===========       ===========
ACCUMULATION UNIT
 VALUE
    Lowest................    $      8.20       $     6.72          $11.48          $      6.47       $     10.38
                              ===========       ==========          ======          ===========       ===========
    Highest...............    $     11.52       $     9.30          $11.48          $      9.14       $     10.76
                              ===========       ==========          ======          ===========       ===========

                               Fidelity
                               Variable
                               Insurance
                             Products Fund
                           (Service Class 2)
                              Sub-Account
                           -----------------

                             VIP Overseas
                           (Service Class 2)
                           -----------------
ASSETS
Investments at fair value.     $148,905
                               --------
    Total assets..........     $148,905
                               ========
NET ASSETS
Accumulation units........     $148,905
Contracts in payout
 (annuitization) period...           --
                               --------
    Total net assets......     $148,905
                               ========
FUND SHARE
 INFORMATION
Number of shares..........       12,337
                               ========
Cost of investments.......     $246,125
                               ========
ACCUMULATION UNIT
 VALUE
    Lowest................     $   8.32
                               ========
    Highest...............     $  12.36
                               ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                              Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                             Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                              Variable       Variable       Variable       Variable       Variable       Variable
                             Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                           Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                              Franklin       Franklin                                     Franklin       Franklin
                              Flex Cap      Growth and      Franklin       Franklin      Large Cap      Small Cap
                               Growth         Income      High Income       Income         Growth         Value
                             Securities     Securities     Securities     Securities     Securities     Securities
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $3,599,653    $41,665,750    $ 7,572,460    $176,273,630   $45,512,143    $35,580,317
                             ----------    -----------    -----------    ------------   -----------    -----------
    Total assets..........   $3,599,653    $41,665,750    $ 7,572,460    $176,273,630   $45,512,143    $35,580,317
                             ==========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units........   $3,599,653    $41,491,809    $ 7,570,695    $175,412,178   $45,483,111    $35,387,428
Contracts in payout
 (annuitization) period...           --        173,941          1,765         861,452        29,032        192,889
                             ----------    -----------    -----------    ------------   -----------    -----------
    Total net assets......   $3,599,653    $41,665,750    $ 7,572,460    $176,273,630   $45,512,143    $35,580,317
                             ==========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........      437,914      4,850,495      1,646,187      15,544,412     4,334,490      3,372,542
                             ==========    ===========    ===========    ============   ===========    ===========
Cost of investments.......   $4,683,345    $68,986,930    $10,642,801    $250,628,401   $67,073,142    $51,369,016
                             ==========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest................   $     7.97    $      9.66    $      8.50    $       8.77   $      7.34    $      8.13
                             ==========    ===========    ===========    ============   ===========    ===========
    Highest...............   $     8.36    $     10.54    $      9.06    $       9.38   $      7.79    $     14.14
                             ==========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                              Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                             Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                              Variable       Variable       Variable       Variable       Variable       Variable
                             Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                           Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                              Franklin
                               Small                                                     Templeton
                              Mid-Cap                        Mutual                      Developing     Templeton
                               Growth     Franklin U.S.    Discovery    Mutual Shares     Markets        Foreign
                             Securities     Government     Securities     Securities     Securities     Securities
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $1,741,673    $44,052,970    $22,417,932    $109,604,582   $19,432,975    $115,017,462
                             ----------    -----------    -----------    ------------   -----------    ------------
    Total assets..........   $1,741,673    $44,052,970    $22,417,932    $109,604,582   $19,432,975    $115,017,462
                             ==========    ===========    ===========    ============   ===========    ============
NET ASSETS
Accumulation units........   $1,741,673    $44,002,656    $22,240,260    $109,177,348   $19,315,624    $114,918,030
Contracts in payout
 (annuitization) period...           --         50,314        177,672         427,234       117,351          99,432
                             ----------    -----------    -----------    ------------   -----------    ------------
    Total net assets......   $1,741,673    $44,052,970    $22,417,932    $109,604,582   $19,432,975    $115,017,462
                             ==========    ===========    ===========    ============   ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........      148,227      3,391,299      1,414,381       9,304,294     3,217,380      10,689,355
                             ==========    ===========    ===========    ============   ===========    ============
Cost of investments.......   $2,297,604    $42,642,493    $29,889,129    $161,852,185   $35,034,980    $171,296,526
                             ==========    ===========    ===========    ============   ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest................   $     4.81    $     11.15    $      8.29    $       8.34   $     12.46    $       8.31
                             ==========    ===========    ===========    ============   ===========    ============
    Highest...............   $    12.89    $     11.92    $     10.80    $      14.59   $     19.73    $      14.00
                             ==========    ===========    ===========    ============   ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                              Franklin       Franklin
                             Templeton      Templeton                                    Goldman Sachs Goldman Sachs
                              Variable       Variable     Goldman Sachs   Goldman Sachs    Variable      Variable
                             Insurance      Insurance       Variable        Variable       Insurance     Insurance
                           Products Trust Products Trust Insurance Trust Insurance Trust     Trust         Trust
                            Sub-Account    Sub-Account     Sub-Account     Sub-Account    Sub-Account   Sub-Account
                           -------------- -------------- --------------- --------------- ------------- -------------
                                                                                                            VIT
                             Templeton      Templeton                                                    Strategic
                           Global Income      Growth           VIT       VIT Growth and       VIT      International
                             Securities     Securities   Capital Growth      Income      Mid Cap Value    Equity
                           -------------- -------------- --------------- --------------- ------------- -------------
ASSETS
Investments at fair value.   $2,867,122     $1,369,415       $21,022       $5,075,100     $4,411,826      $2,456
                             ----------     ----------       -------       ----------     ----------      ------
    Total assets..........   $2,867,122     $1,369,415       $21,022       $5,075,100     $4,411,826      $2,456
                             ==========     ==========       =======       ==========     ==========      ======
NET ASSETS
Accumulation units........   $2,795,582     $1,369,415       $21,022       $5,075,100     $4,411,826      $2,456
Contracts in payout
 (annuitization) period...       71,540             --            --               --             --          --
                             ----------     ----------       -------       ----------     ----------      ------
    Total net assets......   $2,867,122     $1,369,415       $21,022       $5,075,100     $4,411,826      $2,456
                             ==========     ==========       =======       ==========     ==========      ======
FUND SHARE
 INFORMATION
Number of shares..........      167,668        167,002         2,841          636,775        509,449         383
                             ==========     ==========       =======       ==========     ==========      ======
Cost of investments.......   $2,497,993     $2,149,646       $32,612       $7,756,094     $7,960,905      $3,693
                             ==========     ==========       =======       ==========     ==========      ======
ACCUMULATION
 UNIT VALUE
    Lowest................   $    16.46     $     8.31       $  4.81       $     7.87     $     7.88      $ 6.30
                             ==========     ==========       =======       ==========     ==========      ======
    Highest...............   $    23.30     $    11.97       $  7.27       $     9.04     $    17.13      $ 8.82
                             ==========     ==========       =======       ==========     ==========      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           Goldman Sachs Goldman Sachs
                             Variable      Variable                      Janus          Lazard      Legg Mason
                             Insurance     Insurance      Janus       Aspen Series    Retirement     Variable
                               Trust         Trust     Aspen Series (Service Shares) Series, Inc.  Income Trust
                            Sub-Account   Sub-Account  Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           ------------- ------------- ------------ ---------------- ------------ ---------------
                                VIT                                                                 Legg Mason
                            Structured        VIT                    International     Emerging      Variable
                             Small Cap    Structured      Forty          Growth        Markets      Fundamental
                              Equity     U. S. Equity   Portfolio   (Service Shares)    Equity    Value Portfolio
                           ------------- ------------- ------------ ---------------- ------------ ---------------
ASSETS
Investments at fair value.  $10,298,930   $ 8,001,612    $12,435        $23,801         $  735        $  725
                            -----------   -----------    -------        -------         ------        ------
    Total assets..........  $10,298,930   $ 8,001,612    $12,435        $23,801         $  735        $  725
                            ===========   ===========    =======        =======         ======        ======
NET ASSETS
Accumulation units........  $10,293,610   $ 7,986,109    $12,435        $23,801         $  735        $  725
Contracts in payout
 (annuitization) period...        5,320        15,503         --             --             --            --
                            -----------   -----------    -------        -------         ------        ------
    Total net assets......  $10,298,930   $ 8,001,612    $12,435        $23,801         $  735        $  725
                            ===========   ===========    =======        =======         ======        ======
FUND SHARE
 INFORMATION
Number of shares..........    1,475,491     1,001,453        541            915             63            54
                            ===========   ===========    =======        =======         ======        ======
Cost of investments.......  $19,913,445   $12,567,499    $11,715        $57,372         $  832        $1,273
                            ===========   ===========    =======        =======         ======        ======
ACCUMULATION UNIT
 VALUE
    Lowest................  $      6.44   $      5.89    $ 10.11        $  9.70         $26.77        $ 5.93
                            ===========   ===========    =======        =======         ======        ======
    Highest...............  $     11.24   $      8.36    $ 10.11        $  9.70         $26.77        $ 5.93
                            ===========   ===========    =======        =======         ======        ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                        Legg Mason
                                     Partners Variable Lord Abbett  Lord Abbett   Lord Abbett  Lord Abbett  Lord Abbett
                                     Portfolios I, Inc Series Fund  Series Fund   Series Fund  Series Fund  Series Fund
                                        Sub-Account    Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                     ----------------- ----------- -------------- ----------- ------------- -----------
                                        Legg Mason
                                         Variable
                                         Investors                                Growth and     Growth       Mid-Cap
                                        Portfolio I     All Value  Bond-Debenture   Income    Opportunities    Value
                                     ----------------- ----------- -------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........      $  820       $ 9,341,425  $28,306,315   $24,562,036  $11,305,709  $26,078,955
                                          ------       -----------  -----------   -----------  -----------  -----------
    Total assets....................      $  820       $ 9,341,425  $28,306,315   $24,562,036  $11,305,709  $26,078,955
                                          ======       ===========  ===========   ===========  ===========  ===========
NET ASSETS
Accumulation units..................      $  820       $ 9,327,596  $28,272,905   $24,496,253  $11,304,459  $25,908,785
Contracts in payout (annuitization)
 period.............................          --            13,829       33,410        65,783        1,250      170,170
                                          ------       -----------  -----------   -----------  -----------  -----------
    Total net assets................      $  820       $ 9,341,425  $28,306,315   $24,562,036  $11,305,709  $26,078,955
                                          ======       ===========  ===========   ===========  ===========  ===========
FUND SHARE INFORMATION
Number of shares....................          81           789,639    3,173,354     1,422,237    1,144,303    2,481,347
                                          ======       ===========  ===========   ===========  ===========  ===========
Cost of investments.................      $1,063       $11,986,721  $36,953,752   $39,076,222  $16,664,086  $48,902,669
                                          ======       ===========  ===========   ===========  ===========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest..........................      $ 8.67       $      9.11  $      8.99   $      7.76  $      8.42  $      7.37
                                          ======       ===========  ===========   ===========  ===========  ===========
    Highest.........................      $ 8.67       $      9.68  $      9.55   $      8.24  $      8.95  $      7.83
                                          ======       ===========  ===========   ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           MFS Variable MFS Variable  MFS Variable   MFS Variable MFS Variable MFS Variable
                            Insurance    Insurance      Insurance     Insurance    Insurance    Insurance
                              Trust        Trust          Trust         Trust        Trust        Trust
                           Sub-Account  Sub-Account    Sub-Account   Sub-Account  Sub-Account  Sub-Account
                           ------------ ------------ --------------- ------------ ------------ ------------
                                            MFS            MFS         MFS New        MFS      MFS Research
                            MFS Growth  High Income  Investors Trust  Discovery     Research       Bond
                           ------------ ------------ --------------- ------------ ------------ ------------
ASSETS
Investments at fair value.  $  765,601    $453,165     $1,688,785     $1,523,655    $597,095    $1,660,416
                            ----------    --------     ----------     ----------    --------    ----------
    Total assets..........  $  765,601    $453,165     $1,688,785     $1,523,655    $597,095    $1,660,416
                            ==========    ========     ==========     ==========    ========    ==========
NET ASSETS
Accumulation units........  $  762,238    $453,165     $1,688,785     $1,523,655    $597,095    $1,660,416
Contracts in payout
 (annuitization) period...       3,363          --             --             --          --            --
                            ----------    --------     ----------     ----------    --------    ----------
    Total net assets......  $  765,601    $453,165     $1,688,785     $1,523,655    $597,095    $1,660,416
                            ==========    ========     ==========     ==========    ========    ==========
FUND SHARE
 INFORMATION
Number of shares..........      49,014      72,739        115,354        185,134      46,286       150,947
                            ==========    ========     ==========     ==========    ========    ==========
Cost of investments.......  $1,279,670    $676,983     $2,046,460     $2,642,687    $846,885    $1,746,801
                            ==========    ========     ==========     ==========    ========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $     4.10    $   9.01     $     6.83     $     5.74    $   5.58    $    13.80
                            ==========    ========     ==========     ==========    ========    ==========
    Highest...............  $    10.47    $   9.36     $     8.31     $    11.82    $   7.32    $    14.33
                            ==========    ========     ==========     ==========    ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                          MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                           MFS Variable     Insurance       Insurance       Insurance       Insurance       Insurance
                             Insurance        Trust           Trust           Trust           Trust           Trust
                               Trust     (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                            Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                           ------------- --------------- --------------- --------------- --------------- ---------------
                                                          MFS Investors      MFS New
                                           MFS Growth         Trust         Discovery     MFS Research    MFS Utilities
                           MFS Utilities (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                           ------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair value.   $145,992       $358,233        $255,645        $263,027        $161,395       $1,079,880
                             --------       --------        --------        --------        --------       ----------
    Total assets..........   $145,992       $358,233        $255,645        $263,027        $161,395       $1,079,880
                             ========       ========        ========        ========        ========       ==========
NET ASSETS
Accumulation units........   $145,992       $358,233        $255,645        $263,027        $161,395       $1,079,880
Contracts in payout
 (annuitization) period...         --             --              --              --              --               --
                             --------       --------        --------        --------        --------       ----------
    Total net assets......   $145,992       $358,233        $255,645        $263,027        $161,395       $1,079,880
                             ========       ========        ========        ========        ========       ==========
FUND SHARE
 INFORMATION
Number of shares..........      8,004         23,307          17,558          32,837          12,589           59,960
                             ========       ========        ========        ========        ========       ==========
Cost of investments.......   $199,739       $407,907        $283,407        $429,859        $168,280       $1,322,141
                             ========       ========        ========        ========        ========       ==========
ACCUMULATION UNIT
 VALUE
    Lowest................   $  13.51       $   6.11        $   7.31        $   5.96        $   6.83       $    10.85
                             ========       ========        ========        ========        ========       ==========
    Highest...............   $  14.02       $   9.80        $   9.79        $   8.36        $   9.89       $    15.03
                             ========       ========        ========        ========        ========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           Morgan Stanley Morgan Stanley  Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                              Variable       Variable        Variable       Variable       Variable       Variable
                             Investment     Investment      Investment     Investment     Investment     Investment
                               Series         Series          Series         Series         Series         Series
                            Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- --------------- -------------- -------------- -------------- --------------
                                                                                                           Global
                             Aggressive                      Capital        European        Global        Dividend
                               Equity     Dividend Growth Opportunities      Equity       Advantage        Growth
                           -------------- --------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $ 9,506,711    $171,790,989    $132,556,115   $53,201,317     $5,841,480    $57,768,341
                            -----------    ------------    ------------   -----------     ----------    -----------
    Total assets..........  $ 9,506,711    $171,790,989    $132,556,115   $53,201,317     $5,841,480    $57,768,341
                            ===========    ============    ============   ===========     ==========    ===========
NET ASSETS
Accumulation units........  $ 9,488,156    $169,141,557    $131,126,617   $52,682,121     $5,839,919    $57,214,137
Contracts in payout
 (annuitization) period...       18,555       2,649,432       1,429,498       519,196          1,561        554,204
                            -----------    ------------    ------------   -----------     ----------    -----------
    Total net assets......  $ 9,506,711    $171,790,989    $132,556,115   $53,201,317     $5,841,480    $57,768,341
                            ===========    ============    ============   ===========     ==========    ===========
FUND SHARE
 INFORMATION
Number of shares..........    1,048,149      15,936,084       7,200,224     3,994,093        885,073      7,463,610
                            ===========    ============    ============   ===========     ==========    ===========
Cost of investments.......  $13,727,361    $193,736,499    $225,755,171   $72,091,279     $8,103,679    $94,946,385
                            ===========    ============    ============   ===========     ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      5.08    $       7.25    $       4.84   $      7.18     $     5.56    $      8.94
                            ===========    ============    ============   ===========     ==========    ===========
    Highest...............  $      8.06    $      27.69    $      64.95   $     34.32     $     6.65    $     17.84
                            ===========    ============    ============   ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                              Variable       Variable       Variable       Variable       Variable       Variable
                             Investment     Investment     Investment     Investment     Investment     Investment
                               Series         Series         Series         Series         Series         Series
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                           Limited
                             High Yield   Income Builder  Income Plus      Duration     Money Market  S&P 500 Index
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $12,526,055    $15,007,860    $101,833,297   $15,256,468    $107,348,994   $30,895,799
                            -----------    -----------    ------------   -----------    ------------   -----------
    Total assets..........  $12,526,055    $15,007,860    $101,833,297   $15,256,468    $107,348,994   $30,895,799
                            ===========    ===========    ============   ===========    ============   ===========
NET ASSETS
Accumulation units........  $12,330,218    $14,978,417    $100,300,456   $15,221,277    $105,818,337   $30,645,250
Contracts in payout
 (annuitization) period...      195,837         29,443       1,532,841        35,191       1,530,657       250,549
                            -----------    -----------    ------------   -----------    ------------   -----------
    Total net assets......  $12,526,055    $15,007,860    $101,833,297   $15,256,468    $107,348,994   $30,895,799
                            ===========    ===========    ============   ===========    ============   ===========
FUND SHARE
 INFORMATION
Number of shares..........   14,736,535      1,885,410      10,776,010     1,966,040     107,348,994     3,735,889
                            ===========    ===========    ============   ===========    ============   ===========
Cost of investments.......  $23,980,535    $20,993,964    $113,392,402   $19,101,203    $107,348,994   $39,494,182
                            ===========    ===========    ============   ===========    ============   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      3.81    $     10.17    $      11.26   $      9.10    $      10.51   $      6.11
                            ===========    ===========    ============   ===========    ============   ===========
    Highest...............  $     14.41    $     14.15    $      32.63   $     10.65    $      25.56   $      8.16
                            ===========    ===========    ============   ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                          Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                           Morgan Stanley Morgan Stanley     Variable         Variable         Variable         Variable
                              Variable       Variable       Investment       Investment       Investment       Investment
                             Investment     Investment        Series           Series           Series           Series
                               Series         Series     (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account    Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
                                                            Aggressive        Dividend         Capital          European
                                                              Equity           Growth       Opportunities        Equity
                             Strategist     Utilities    (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value.  $126,026,636   $65,177,637     $11,423,878      $55,406,920      $44,054,011      $17,294,699
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total assets..........  $126,026,636   $65,177,637     $11,423,878      $55,406,920      $44,054,011      $17,294,699
                            ============   ===========     ===========      ===========      ===========      ===========
NET ASSETS
Accumulation units........  $123,631,772   $64,003,526     $11,423,878      $55,354,181      $44,035,168      $17,254,592
Contracts in payout
 (annuitization) period...     2,394,864     1,174,111              --           52,739           18,843           40,107
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total net assets......  $126,026,636   $65,177,637     $11,423,878      $55,406,920      $44,054,011      $17,294,699
                            ============   ===========     ===========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares..........    11,889,305     5,767,932       1,280,704        5,154,132        2,408,639        1,306,246
                            ============   ===========     ===========      ===========      ===========      ===========
Cost of investments.......  $176,108,511   $93,826,456     $14,359,277      $69,034,368      $59,105,626      $23,396,354
                            ============   ===========     ===========      ===========      ===========      ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $       9.58   $      7.73     $      4.80      $      6.92      $      4.52      $      6.84
                            ============   ===========     ===========      ===========      ===========      ===========
    Highest...............  $      40.80   $     28.40     $     10.37      $      9.58      $      9.42      $     12.41
                            ============   ===========     ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                            Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                               Variable         Variable         Variable         Variable         Variable         Variable
                              Investment       Investment       Investment       Investment       Investment       Investment
                                Series           Series           Series           Series           Series           Series
                           (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                             Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                           ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                Global           Global                                                             Limited
                              Advantage     Dividend Growth     High Yield     Income Builder    Income Plus        Duration
                           (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                           ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value.    $4,423,933      $28,496,630      $12,774,408      $14,457,988      $132,404,970     $61,309,545
                              ----------      -----------      -----------      -----------      ------------     -----------
    Total assets..........    $4,423,933      $28,496,630      $12,774,408      $14,457,988      $132,404,970     $61,309,545
                              ==========      ===========      ===========      ===========      ============     ===========
NET ASSETS
Accumulation units........    $4,423,933      $28,482,492      $12,764,140      $14,444,079      $132,250,499     $61,243,832
Contracts in payout
 (annuitization) period...            --           14,138           10,268           13,909           154,471          65,713
                              ----------      -----------      -----------      -----------      ------------     -----------
    Total net assets......    $4,423,933      $28,496,630      $12,774,408      $14,457,988      $132,404,970     $61,309,545
                              ==========      ===========      ===========      ===========      ============     ===========
FUND SHARE
 INFORMATION
Number of shares..........       673,354        3,720,187       15,028,715        1,825,504        14,055,729       7,931,377
                              ==========      ===========      ===========      ===========      ============     ===========
Cost of investments.......    $5,469,799      $47,049,098      $17,653,336      $19,757,761      $147,221,335     $77,645,226
                              ==========      ===========      ===========      ===========      ============     ===========
ACCUMULATION UNIT
 VALUE
    Lowest................    $     5.29      $      8.55      $      4.52      $      9.30      $       9.83     $      8.11
                              ==========      ===========      ===========      ===========      ============     ===========
    Highest...............    $    10.92      $     11.32      $     10.69      $     11.14      $      13.16     $      9.71
                              ==========      ===========      ===========      ===========      ============     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                            Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                               Variable         Variable         Variable         Variable
                              Investment       Investment       Investment       Investment    Neuberger & Berman  Oppenheimer
                                Series           Series           Series           Series           Advisors        Variable
                           (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)  Management Trust  Account Funds
                             Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account      Sub-Account
                           ---------------- ---------------- ---------------- ---------------- ------------------ -------------
                             Money Market    S&P 500 Index      Strategist       Utilities                         Oppenheimer
                           (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)    AMT Partners      Balanced
                           ---------------- ---------------- ---------------- ---------------- ------------------ -------------
ASSETS
Investments at fair value.   $108,867,981     $71,981,738      $51,317,968      $15,979,819         $31,181        $1,884,328
                             ------------     -----------      -----------      -----------         -------        ----------
    Total assets..........   $108,867,981     $71,981,738      $51,317,968      $15,979,819         $31,181        $1,884,328
                             ============     ===========      ===========      ===========         =======        ==========
NET ASSETS
Accumulation units........   $108,811,712     $71,970,571      $51,248,372      $15,916,093         $31,181        $1,866,739
Contracts in payout
 (annuitization) period...         56,269          11,167           69,596           63,726              --            17,589
                             ------------     -----------      -----------      -----------         -------        ----------
    Total net assets......   $108,867,981     $71,981,738      $51,317,968      $15,979,819         $31,181        $1,884,328
                             ============     ===========      ===========      ===========         =======        ==========
FUND SHARE
 INFORMATION
Number of shares..........    108,867,981       8,767,569        4,859,656        1,417,908           4,386           222,997
                             ============     ===========      ===========      ===========         =======        ==========
Cost of investments.......   $108,867,981     $89,916,914      $71,544,515      $23,089,863         $68,456        $3,388,007
                             ============     ===========      ===========      ===========         =======        ==========
ACCUMULATION UNIT
 VALUE
    Lowest................   $       9.95     $      5.73      $      9.18      $      7.01         $  7.76        $     7.02
                             ============     ===========      ===========      ===========         =======        ==========
    Highest...............   $      11.16     $      9.92      $     12.65      $     14.22         $  8.12        $     8.96
                             ============     ===========      ===========      ===========         =======        ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                            Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                             Variable      Variable      Variable      Variable      Variable      Variable
                           Account Funds Account Funds Account Funds Account Funds Account Funds Account Funds
                            Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           ------------- ------------- ------------- ------------- ------------- -------------
                            Oppenheimer                 Oppenheimer                               Oppenheimer
                              Capital     Oppenheimer     Global      Oppenheimer   Oppenheimer   Main Street
                           Appreciation    Core Bond    Securities    High Income   Main Street    Small Cap
                           ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $4,514,952    $1,849,449    $4,878,178    $  327,016    $2,498,510    $1,741,488
                            ----------    ----------    ----------    ----------    ----------    ----------
    Total assets..........  $4,514,952    $1,849,449    $4,878,178    $  327,016    $2,498,510    $1,741,488
                            ==========    ==========    ==========    ==========    ==========    ==========
NET ASSETS
Accumulation units........  $4,514,952    $1,849,449    $4,878,178    $  327,016    $2,495,603    $1,741,488
Contracts in payout
 (annuitization) period...          --            --            --            --         2,907            --
                            ----------    ----------    ----------    ----------    ----------    ----------
    Total net assets......  $4,514,952    $1,849,449    $4,878,178    $  327,016    $2,498,510    $1,741,488
                            ==========    ==========    ==========    ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........     175,884       286,736       241,374       206,972       171,601       163,520
                            ==========    ==========    ==========    ==========    ==========    ==========
Cost of investments.......  $6,557,053    $3,094,880    $6,654,954    $1,501,244    $3,432,760    $2,191,313
                            ==========    ==========    ==========    ==========    ==========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $     4.94    $     8.32    $     8.23    $     2.67    $     6.05    $    12.49
                            ==========    ==========    ==========    ==========    ==========    ==========
    Highest...............  $     7.92    $     8.64    $    13.27    $     2.78    $     9.08    $    12.97
                            ==========    ==========    ==========    ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                          Oppenheimer      Oppenheimer      Oppenheimer     Oppenheimer
                                                           Variable         Variable         Variable        Variable
                            Oppenheimer   Oppenheimer    Account Funds    Account Funds    Account Funds   Account Funds
                             Variable       Variable    (Service Shares  (Service Shares  (Service Shares (Service Shares
                           Account Funds Account Funds      ("SS"))          ("SS"))          ("SS"))         ("SS"))
                            Sub-Account   Sub-Account     Sub-Account      Sub-Account      Sub-Account     Sub-Account
                           ------------- -------------- --------------- ----------------- --------------- ---------------
                                                                           Oppenheimer                      Oppenheimer
                            Oppenheimer   Oppenheimer     Oppenheimer        Capital        Oppenheimer       Global
                            MidCap Fund  Strategic Bond  Balanced (SS)  Appreciation (SS) Core Bond (SS)  Securities (SS)
                           ------------- -------------- --------------- ----------------- --------------- ---------------
ASSETS
Investments at fair value.  $  641,388     $3,811,940     $17,361,936      $38,312,734      $32,808,694     $20,791,071
                            ----------     ----------     -----------      -----------      -----------     -----------
    Total assets..........  $  641,388     $3,811,940     $17,361,936      $38,312,734      $32,808,694     $20,791,071
                            ==========     ==========     ===========      ===========      ===========     ===========
NET ASSETS
Accumulation units........  $  641,388     $3,811,940     $17,326,901      $38,240,408      $32,772,069     $20,633,178
Contracts in payout
 (annuitization) period...          --             --          35,035           72,326           36,625         157,893
                            ----------     ----------     -----------      -----------      -----------     -----------
    Total net assets......  $  641,388     $3,811,940     $17,361,936      $38,312,734      $32,808,694     $20,791,071
                            ==========     ==========     ===========      ===========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares..........      23,289        848,984       2,071,830        1,507,189        5,118,361       1,038,515
                            ==========     ==========     ===========      ===========      ===========     ===========
Cost of investments.......  $1,073,158     $4,173,374     $31,518,196      $54,692,759      $52,933,495     $30,463,562
                            ==========     ==========     ===========      ===========      ===========     ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $     2.84     $    12.63     $      8.33      $      7.93      $      6.16     $     12.39
                            ==========     ==========     ===========      ===========      ===========     ===========
    Highest...............  $     7.05     $    14.12     $      9.09      $      8.60      $      6.54     $     13.52
                            ==========     ==========     ===========      ===========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                             Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer      Oppenheimer
                               Variable        Variable        Variable         Variable        Variable
                            Account Funds    Account Funds   Account Funds   Account Funds    Account Funds        PIMCO
                           (Service Shares  (Service Shares (Service Shares (Service Shares  (Service Shares      Variable
                               ("SS"))          ("SS"))         ("SS"))         ("SS"))          ("SS"))      Insurance Trust
                             Sub-Account      Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account
                           ---------------- --------------- --------------- ---------------- --------------- ------------------
                                              Oppenheimer     Oppenheimer                      Oppenheimer
                             Oppenheimer         Main         Main Street     Oppenheimer       Strategic       Foreign Bond
                           High Income (SS)   Street (SS)   Small Cap (SS)  MidCap Fund (SS)    Bond (SS)    (US Dollar-Hedged)
                           ---------------- --------------- --------------- ---------------- --------------- ------------------
ASSETS
Investments at fair value.   $12,540,669      $61,293,717     $24,922,020     $ 8,817,371     $ 93,917,702         $1,711
                             -----------      -----------     -----------     -----------     ------------         ------
    Total assets..........   $12,540,669      $61,293,717     $24,922,020     $ 8,817,371     $ 93,917,702         $1,711
                             ===========      ===========     ===========     ===========     ============         ======
NET ASSETS
Accumulation units........   $12,470,091      $61,224,631     $24,794,535     $ 8,817,103     $ 93,086,225         $1,711
Contracts in payout
 (annuitization) period...        70,578           69,086         127,485             268          831,477             --
                             -----------      -----------     -----------     -----------     ------------         ------
    Total net assets......   $12,540,669      $61,293,717     $24,922,020     $ 8,817,371     $ 93,917,702         $1,711
                             ===========      ===========     ===========     ===========     ============         ======
FUND SHARE
 INFORMATION
Number of shares..........     7,937,132        4,250,605       2,364,518         326,207       20,595,987            179
                             ===========      ===========     ===========     ===========     ============         ======
Cost of investments.......   $39,433,977      $85,458,950     $35,966,139     $13,929,455     $105,787,325         $1,802
                             ===========      ===========     ===========     ===========     ============         ======
ACCUMULATION UNIT
 VALUE
    Lowest................   $      2.89      $      9.24     $     11.61     $      7.92     $      11.70         $11.50
                             ===========      ===========     ===========     ===========     ============         ======
    Highest...............   $      3.16      $     10.09     $     12.67     $      8.64     $      12.78         $11.50
                             ===========      ===========     ===========     ===========     ============         ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                PIMCO           PIMCO           PIMCO           PIMCO            PIMCO            PIMCO
                              Variable        Variable        Variable         Variable         Variable         Variable
                           Insurance Trust Insurance Trust Insurance Trust Insurance Trust  Insurance Trust  Insurance Trust
                             Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account
                           --------------- --------------- --------------- ---------------- ---------------- ----------------
                                                              PIMCO VIT       PIMCO VIT
                                                              Commodity        Emerging        PIMCO VIT        PIMCO VIT
                                             PIMCO Total     RealReturn      Markets Bond     Real Return      Total Return
                            Money Market       Return         Strategy     (Advisor Shares) (Advisor Shares) (Advisor Shares)
                           --------------- --------------- --------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value.     $23,044         $3,319        $2,015,059       $  840,243       $8,164,408      $23,111,609
                               -------         ------        ----------       ----------       ----------      -----------
    Total assets..........     $23,044         $3,319        $2,015,059       $  840,243       $8,164,408      $23,111,609
                               =======         ======        ==========       ==========       ==========      ===========
NET ASSETS
Accumulation units........     $23,044         $3,319        $2,015,059       $  840,243       $8,164,408      $23,111,609
Contracts in payout
 (annuitization) period...          --             --                --               --               --               --
                               -------         ------        ----------       ----------       ----------      -----------
    Total net assets......     $23,044         $3,319        $2,015,059       $  840,243       $8,164,408      $23,111,609
                               =======         ======        ==========       ==========       ==========      ===========
FUND SHARE
 INFORMATION
Number of shares..........      23,044            322           287,455           81,419          725,081        2,241,669
                               =======         ======        ==========       ==========       ==========      ===========
Cost of investments.......     $23,044         $3,323        $3,662,495       $1,079,828       $9,002,895      $23,056,542
                               =======         ======        ==========       ==========       ==========      ===========
ACCUMULATION UNIT
 VALUE
    Lowest................     $ 10.71         $13.08        $     6.19       $     9.11       $     9.80      $     11.05
                               =======         ======        ==========       ==========       ==========      ===========
    Highest...............     $ 10.71         $13.08        $     6.41       $     9.43       $    10.15      $     11.45
                               =======         ======        ==========       ==========       ==========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                          Putnam         Putnam         Putnam         Putnam
                           Premier VIT  Premier VIT   Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account  Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           ----------- -------------- -------------- -------------- -------------- --------------
                                                       VT American
                              NACM                      Government     VT Capital     VT Capital    VT Discovery
                            Small Cap  OpCap Balanced     Income      Appreciation  Opportunities      Growth
                           ----------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $1,250        $5,999      $41,620,916    $ 6,498,549     $3,065,443    $ 7,383,241
                             ------        ------      -----------    -----------     ----------    -----------
    Total assets..........   $1,250        $5,999      $41,620,916    $ 6,498,549     $3,065,443    $ 7,383,241
                             ======        ======      ===========    ===========     ==========    ===========
NET ASSETS
Accumulation units........   $1,250        $5,999      $41,169,618    $ 6,477,463     $3,058,994    $ 7,354,431
Contracts in payout
 (annuitization) period...       --            --          451,298         21,086          6,449         28,810
                             ------        ------      -----------    -----------     ----------    -----------
    Total net assets......   $1,250        $5,999      $41,620,916    $ 6,498,549     $3,065,443    $ 7,383,241
                             ======        ======      ===========    ===========     ==========    ===========
FUND SHARE
 INFORMATION
Number of shares..........       93         1,020        3,706,226      1,444,122        348,742      2,452,904
                             ======        ======      ===========    ===========     ==========    ===========
Cost of investments.......   $2,534        $9,909      $43,033,139    $11,117,721     $5,214,862    $10,983,389
                             ======        ======      ===========    ===========     ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest................   $10.40        $ 7.61      $      7.28    $      5.10     $    10.13    $      3.17
                             ======        ======      ===========    ===========     ==========    ===========
    Highest...............   $10.40        $ 7.61      $     14.39    $      5.70     $    10.95    $      8.65
                             ======        ======      ===========    ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                         VT The George        VT
                           VT Diversified   VT Equity     Putnam Fund    Global Asset    VT Global    VT Growth and
                               Income         Income       of Boston      Allocation       Equity         Income
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $35,080,415    $20,816,335    $ 76,072,023   $26,809,661    $22,592,805    $183,218,770
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total assets..........  $35,080,415    $20,816,335    $ 76,072,023   $26,809,661    $22,592,805    $183,218,770
                            ===========    ===========    ============   ===========    ===========    ============
NET ASSETS
Accumulation units........  $34,911,883    $20,711,069    $ 75,811,146   $26,782,129    $22,552,089    $182,764,388
Contracts in payout
 (annuitization) period...      168,532        105,266         260,877        27,532         40,716         454,382
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total net assets......  $35,080,415    $20,816,335    $ 76,072,023   $26,809,661    $22,592,805    $183,218,770
                            ===========    ===========    ============   ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    6,176,129      2,152,672      13,322,596     2,459,602      2,918,967      15,973,738
                            ===========    ===========    ============   ===========    ===========    ============
Cost of investments.......  $53,210,644    $28,444,882    $138,355,023   $36,696,747    $43,699,661    $348,838,556
                            ===========    ===========    ============   ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest................  $      9.35    $     10.70    $       7.06   $      7.20    $      3.83    $       6.39
                            ===========    ===========    ============   ===========    ===========    ============
    Highest...............  $     10.73    $     11.57    $       8.59   $     10.60    $      6.28    $       9.94
                            ===========    ===========    ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                            VT
                                                                                             VT       International
                             VT Growth      VT Health                                  International    Growth and
                           Opportunities     Sciences    VT High Yield    VT Income        Equity         Income
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $ 8,853,194    $33,195,230    $46,171,737    $112,751,216   $139,838,903   $26,204,690
                            -----------    -----------    -----------    ------------   ------------   -----------
    Total assets..........  $ 8,853,194    $33,195,230    $46,171,737    $112,751,216   $139,838,903   $26,204,690
                            ===========    ===========    ===========    ============   ============   ===========
NET ASSETS
Accumulation units........  $ 8,813,553    $33,178,256    $46,067,976    $112,183,446   $139,573,724   $26,161,600
Contracts in payout
 (annuitization) period...       39,641         16,974        103,761         567,770        265,179        43,090
                            -----------    -----------    -----------    ------------   ------------   -----------
    Total net assets......  $ 8,853,194    $33,195,230    $46,171,737    $112,751,216   $139,838,903   $26,204,690
                            ===========    ===========    ===========    ============   ============   ===========
FUND SHARE
 INFORMATION
Number of shares..........    2,573,603      3,012,271      9,271,433      12,583,841     15,729,910     3,670,125
                            ===========    ===========    ===========    ============   ============   ===========
Cost of investments.......  $16,025,982    $36,018,994    $68,491,820    $155,936,180   $244,100,970   $48,925,397
                            ===========    ===========    ===========    ============   ============   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      2.75    $      7.89    $      9.41    $       8.07   $       6.30   $      8.02
                            ===========    ===========    ===========    ============   ============   ===========
    Highest...............  $      7.20    $     10.95    $     12.05    $      10.78   $      12.76   $     11.80
                            ===========    ===========    ===========    ============   ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                 VT
                           International
                                New                            VT             VT           VT New
                           Opportunities   VT Investors  Mid Cap Value   Money Market  Opportunities   VT New Value
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $18,318,875    $57,782,366    $ 7,112,828    $159,604,535   $44,020,269    $ 72,806,505
                            -----------    -----------    -----------    ------------   -----------    ------------
    Total assets..........  $18,318,875    $57,782,366    $ 7,112,828    $159,604,535   $44,020,269    $ 72,806,505
                            ===========    ===========    ===========    ============   ===========    ============
NET ASSETS
Accumulation units........  $18,312,566    $57,646,679    $ 7,108,771    $158,996,391   $43,901,353    $ 72,707,867
Contracts in payout
 (annuitization) period...        6,309        135,687          4,057         608,144       118,916          98,638
                            -----------    -----------    -----------    ------------   -----------    ------------
    Total net assets......  $18,318,875    $57,782,366    $ 7,112,828    $159,604,535   $44,020,269    $ 72,806,505
                            ===========    ===========    ===========    ============   ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    1,576,495      8,302,064        945,855     159,604,535     3,391,392      10,931,908
                            ===========    ===========    ===========    ============   ===========    ============
Cost of investments.......  $23,093,996    $98,985,716    $13,560,120    $159,604,535   $91,497,116    $149,417,560
                            ===========    ===========    ===========    ============   ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest................  $      4.31    $      4.09    $      9.91    $       9.86   $      3.15    $       6.11
                            ===========    ===========    ===========    ============   ===========    ============
    Highest...............  $      8.98    $      9.81    $     10.71    $      12.12   $     10.86    $      10.24
                            ===========    ===========    ===========    ============   ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                               Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                              VT
                              VT OTC &                                    Utilities
                              Emerging                    VT Small Cap    Growth and
                               Growth      VT Research       Value          Income        VT Vista      VT Voyager
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $11,994,453    $31,642,071    $49,461,588    $25,182,271    $27,890,611    $115,941,904
                            -----------    -----------    -----------    -----------    -----------    ------------
    Total assets..........  $11,994,453    $31,642,071    $49,461,588    $25,182,271    $27,890,611    $115,941,904
                            ===========    ===========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units........  $11,986,820    $31,523,755    $49,339,421    $25,115,459    $27,798,136    $115,658,520
Contracts in payout
 (annuitization) period...        7,633        118,316        122,167         66,812         92,475         283,384
                            -----------    -----------    -----------    -----------    -----------    ------------
    Total net assets......  $11,994,453    $31,642,071    $49,461,588    $25,182,271    $27,890,611    $115,941,904
                            ===========    ===========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    2,701,453      3,955,259      5,798,545      1,767,177      3,356,271       5,802,898
                            -----------    -----------    -----------    -----------    -----------    ------------
Cost of investments.......  $27,742,854    $47,909,029    $91,504,392    $26,294,297    $50,316,861    $214,749,075
                            ===========    ===========    ===========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest................  $      1.39    $      4.95    $      7.99    $      9.70    $      3.46    $       3.75
                            ===========    ===========    ===========    ===========    ===========    ============
    Highest...............  $      3.49    $      9.59    $     15.11    $     18.54    $     10.14    $       9.09
                            ===========    ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                             RidgeWorth     RidgeWorth     RidgeWorth     RidgeWorth     RidgeWorth       Rydex
                           Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                            Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                           -------------- -------------- -------------- -------------- -------------- --------------
                             RidgeWorth     RidgeWorth     RidgeWorth     RidgeWorth     RidgeWorth      Rydex VT
                             Large Cap      Large Cap      Large Cap       Mid Cap       Small Cap      Nasdaq 100
                            Core Equity    Growth Stock   Value Equity   Core Equity    Value Equity  Strategy Fund
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $1,571,945    $ 6,777,137    $ 7,772,982     $2,605,836     $3,491,165       $ 631
                             ----------    -----------    -----------     ----------     ----------       -----
    Total assets..........   $1,571,945    $ 6,777,137    $ 7,772,982     $2,605,836     $3,491,165       $ 631
                             ==========    ===========    ===========     ==========     ==========       =====
NET ASSETS
Accumulation units........   $1,571,945    $ 6,724,057    $ 7,652,380     $2,586,152     $3,469,869       $ 631
Contracts in payout
 (annuitization) period...           --         53,080        120,602         19,684         21,296          --
                             ----------    -----------    -----------     ----------     ----------       -----
    Total net assets......   $1,571,945    $ 6,777,137    $ 7,772,982     $2,605,836     $3,491,165       $ 631
                             ==========    ===========    ===========     ==========     ==========       =====
FUND SHARE
 INFORMATION
Number of shares..........      233,573        748,028        726,447        412,316        627,907          60
                             ==========    ===========    ===========     ==========     ==========       =====
Cost of investments.......   $2,526,912    $11,890,129    $10,096,562     $4,681,207     $7,505,781       $ 862
                             ==========    ===========    ===========     ==========     ==========       =====
ACCUMULATION UNIT
 VALUE
    Lowest................   $     7.37    $      5.71    $      8.69     $     6.69     $    11.73       $8.69
                             ==========    ===========    ===========     ==========     ==========       =====
    Highest...............   $     9.64    $     15.34    $     16.34     $    12.77     $    19.87       $8.69
                             ==========    ===========    ===========     ==========     ==========       =====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           The Universal  The Universal The Universal  The Universal The Universal  The Universal
                           Institutional  Institutional Institutional  Institutional Institutional  Institutional
                            Funds, Inc.    Funds, Inc.   Funds, Inc.    Funds, Inc.   Funds, Inc.    Funds, Inc.
                            Sub-Account    Sub-Account   Sub-Account    Sub-Account   Sub-Account    Sub-Account
                           -------------- ------------- -------------- ------------- -------------- --------------
                                           Van Kampen
                                            UIF Core      Van Kampen    Van Kampen                  Van Kampen UIF
                           Van Kampen UIF  Plus Fixed    UIF Emerging   UIF Global     Van Kampen   International
                           Capital Growth    Income     Markets Equity Value Equity  UIF High Yield     Magnum
                           -------------- ------------- -------------- ------------- -------------- --------------
ASSETS
Investments at fair value.  $22,578,124    $  993,450    $22,241,663      $26,533        $5,342      $16,897,093
                            -----------    ----------    -----------      -------        ------      -----------
    Total assets..........  $22,578,124    $  993,450    $22,241,663      $26,533        $5,342      $16,897,093
                            ===========    ==========    ===========      =======        ======      ===========
NET ASSETS
Accumulation units........  $22,550,972    $  993,450    $22,174,670      $26,533        $5,342      $16,808,092
Contracts in payout
 (annuitization) period...       27,152            --         66,993           --            --           89,001
                            -----------    ----------    -----------      -------        ------      -----------
    Total net assets......  $22,578,124    $  993,450    $22,241,663      $26,533        $5,342      $16,897,093
                            ===========    ==========    ===========      =======        ======      ===========
FUND SHARE
 INFORMATION
Number of shares..........    2,215,714       100,247      2,903,611        3,931           590        2,463,133
                            ===========    ==========    ===========      =======        ======      ===========
Cost of investments.......  $33,196,499    $1,121,085    $39,324,589      $46,788        $4,379      $28,341,124
                            ===========    ==========    ===========      =======        ======      ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      4.33    $    10.27    $      9.64      $  8.10        $10.60      $      6.89
                            ===========    ==========    ===========      =======        ======      ===========
    Highest...............  $      8.05    $    12.98    $     16.52      $ 10.00        $10.60      $     10.00
                            ===========    ==========    ===========      =======        ======      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                                    The Universal The Universal
                           The Universal  The Universal The Universal The Universal Institutional Institutional
                           Institutional  Institutional Institutional Institutional  Funds, Inc.   Funds, Inc.
                            Funds, Inc.    Funds, Inc.   Funds, Inc.   Funds, Inc.   (Class II)     (Class II)
                            Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           -------------- ------------- ------------- ------------- ------------- --------------
                                           Van Kampen                                Van Kampen     Van Kampen
                                            UIF U.S.     Van Kampen                 UIF Emerging   UIF Emerging
                           Van Kampen UIF    Mid Cap      UIF U.S.     Van Kampen   Markets Debt  Markets Equity
                           Mid Cap Growth     Value      Real Estate    UIF Value    (Class II)     (Class II)
                           -------------- ------------- ------------- ------------- ------------- --------------
ASSETS
Investments at fair value.  $16,009,889    $51,011,886   $20,587,876    $ 85,574     $18,941,693   $12,285,904
                            -----------    -----------   -----------    --------     -----------   -----------
    Total assets..........  $16,009,889    $51,011,886   $20,587,876    $ 85,574     $18,941,693   $12,285,904
                            ===========    ===========   ===========    ========     ===========   ===========
NET ASSETS
Accumulation units........  $16,003,421    $50,920,765   $20,554,618    $ 85,574     $18,854,103   $12,284,998
Contracts in payout
 (annuitization) period...        6,468         91,121        33,258          --          87,590           906
                            -----------    -----------   -----------    --------     -----------   -----------
    Total net assets......  $16,009,889    $51,011,886   $20,587,876    $ 85,574     $18,941,693   $12,285,904
                            ===========    ===========   ===========    ========     ===========   ===========
FUND SHARE
 INFORMATION
Number of shares..........    2,755,575      6,633,535     2,507,659      12,791       2,941,257     1,610,210
                            ===========    ===========   ===========    ========     ===========   ===========
Cost of investments.......  $27,320,493    $92,812,207   $38,133,330    $150,173     $24,803,230   $23,263,941
                            ===========    ===========   ===========    ========     ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      9.23    $      7.94   $     12.21    $   7.86     $     12.17   $     17.78
                            ===========    ===========   ===========    ========     ===========   ===========
    Highest...............  $     11.28    $     12.67   $     20.57    $  10.40     $     16.19   $     19.16
                            ===========    ===========   ===========    ========     ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           The Universal  The Universal  The Universal The Universal The Universal The Universal
                           Institutional  Institutional  Institutional Institutional Institutional Institutional
                            Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.
                             (Class II)     (Class II)    (Class II)    (Class II)    (Class II)     (Class II)
                            Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                           -------------- -------------- ------------- ------------- ------------- --------------
                                                                        Van Kampen
                             Van Kampen                   Van Kampen     UIF Int'l    Van Kampen   Van Kampen UIF
                           UIF Equity and Van Kampen UIF  UIF Global      Growth      UIF Mid Cap  Small Company
                               Income     Capital Growth   Franchise      Equity        Growth         Growth
                             (Class II)     (Class II)    (Class II)    (Class II)    (Class II)     (Class II)
                           -------------- -------------- ------------- ------------- ------------- --------------
ASSETS
Investments at fair value.  $47,934,132    $ 7,452,124    $67,172,026   $3,061,925    $27,843,283   $11,621,636
                            -----------    -----------    -----------   ----------    -----------   -----------
    Total assets..........  $47,934,132    $ 7,452,124    $67,172,026   $3,061,925    $27,843,283   $11,621,636
                            ===========    ===========    ===========   ==========    ===========   ===========
NET ASSETS
Accumulation units........  $47,687,648    $ 7,452,124    $66,774,158   $3,061,925    $27,831,271   $11,583,583
Contracts in payout
 (annuitization) period...      246,484             --        397,868           --         12,012        38,053
                            -----------    -----------    -----------   ----------    -----------   -----------
    Total net assets......  $47,934,132    $ 7,452,124    $67,172,026   $3,061,925    $27,843,283   $11,621,636
                            ===========    ===========    ===========   ==========    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares..........    4,450,709        740,032      5,692,545      492,271      4,825,526     1,278,508
                            ===========    ===========    ===========   ==========    ===========   ===========
Cost of investments.......  $59,857,658    $10,094,966    $86,809,100   $4,814,794    $50,896,145   $18,303,444
                            ===========    ===========    ===========   ==========    ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      9.43    $      7.06    $     10.44   $     5.95    $      6.02   $     10.84
                            ===========    ===========    ===========   ==========    ===========   ===========
    Highest...............  $     11.73    $      8.71    $     13.74   $     6.17    $     12.46   $     11.76
                            ===========    ===========    ===========   ==========    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           The Universal  The Universal   Van Kampen   Van Kampen  Van Kampen   Van Kampen
                           Institutional  Institutional      Life         Life        Life         Life
                            Funds, Inc.    Funds, Inc.    Investment   Investment  Investment   Investment
                             (Class II)    (Class II)       Trust         Trust       Trust       Trust
                            Sub-Account    Sub-Account   Sub-Account   Sub-Account Sub-Account Sub-Account
                           -------------- ------------- -------------- ----------- ----------- ------------
                           Van Kampen UIF  Van Kampen
                            U.S. Mid Cap    UIF U.S.
                               Value       Real Estate       LIT           LIT         LIT         LIT
                             (Class II)    (Class II)   Capital Growth  Comstock   Government  Money Market
                           -------------- ------------- -------------- ----------- ----------- ------------
ASSETS
Investments at fair value.  $40,747,228    $47,539,474   $18,810,257   $38,124,904 $1,172,195   $3,685,021
                            -----------    -----------   -----------   ----------- ----------   ----------
    Total assets..........  $40,747,228    $47,539,474   $18,810,257   $38,124,904 $1,172,195   $3,685,021
                            ===========    ===========   ===========   =========== ==========   ==========
NET ASSETS
Accumulation units........  $40,686,437    $47,320,638   $18,716,143   $38,066,246 $1,172,195   $3,685,021
Contracts in payout
 (annuitization) period...       60,791        218,836        94,114        58,658         --           --
                            -----------    -----------   -----------   ----------- ----------   ----------
    Total net assets......  $40,747,228    $47,539,474   $18,810,257   $38,124,904 $1,172,195   $3,685,021
                            ===========    ===========   ===========   =========== ==========   ==========
FUND SHARE
 INFORMATION
Number of shares..........    5,333,407      5,840,230     1,100,015     4,621,201    126,314    3,685,021
                            ===========    ===========   ===========   =========== ==========   ==========
Cost of investments.......  $78,093,458    $95,613,800   $37,076,901   $56,129,415 $1,164,572   $3,685,021
                            ===========    ===========   ===========   =========== ==========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest................  $      8.59    $     12.46   $      2.75   $      8.31 $    11.91   $    11.27
                            ===========    ===========   ===========   =========== ==========   ==========
    Highest...............  $     12.29    $     15.33   $      8.04   $     10.47 $    12.24   $    11.70
                            ===========    ===========   ===========   =========== ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                       Van Kampen    Van Kampen    Van Kampen   Van Kampen   Van Kampen
                                          Life          Life          Life         Life         Life
                                       Investment    Investment    Investment   Investment   Investment
                                         Trust         Trust         Trust         Trust       Trust
                                       (Class II)    (Class II)    (Class II)   (Class II)   (Class II)
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account Sub-Account
                                     -------------- ------------ -------------- ----------- ------------
                                          LIT                    LIT Growth and LIT Mid Cap     LIT
                                     Capital Growth LIT Comstock     Income       Growth    Money Market
                                       (Class II)    (Class II)    (Class II)   (Class II)   (Class II)
                                     -------------- ------------ -------------- ----------- ------------
ASSETS
Investments at fair value...........  $26,105,452   $149,245,690  $ 84,836,686  $ 9,250,198 $35,230,889
                                      -----------   ------------  ------------  ----------- -----------
    Total assets....................  $26,105,452   $149,245,690  $ 84,836,686  $ 9,250,198 $35,230,889
                                      ===========   ============  ============  =========== ===========
NET ASSETS
Accumulation units..................  $26,047,607   $149,062,615  $ 84,598,629  $ 9,238,697 $35,230,889
Contracts in payout (annuitization)
 period.............................       57,845        183,075       238,057       11,501          --
                                      -----------   ------------  ------------  ----------- -----------
    Total net assets................  $26,105,452   $149,245,690  $ 84,836,686  $ 9,250,198 $35,230,889
                                      ===========   ============  ============  =========== ===========
FUND SHARE INFORMATION
Number of shares....................    1,543,788     18,156,410     6,187,942    4,534,411  35,230,889
                                      ===========   ============  ============  =========== ===========
Cost of investments.................  $38,887,299   $218,898,099  $112,695,232  $19,308,589 $35,230,889
                                      ===========   ============  ============  =========== ===========
ACCUMULATION UNIT VALUE
    Lowest..........................  $      4.25   $       7.65  $      10.65  $      7.22 $      9.95
                                      ===========   ============  ============  =========== ===========
    Highest.........................  $      7.78   $      10.44  $      12.71  $     10.10 $     10.69
                                      ===========   ============  ============  =========== ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                 Advanced     Advanced    Advanced    Advanced    Advanced    Advanced
                                                  Series       Series      Series      Series      Series      Series
                                                  Trust         Trust       Trust       Trust       Trust       Trust
                                               Sub-Account   Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                              -------------- ----------- ----------- ----------- ----------- -----------
                                                   AST                                               AST         AST
                                                 Academic                    AST         AST      Alliance    American
                                                Strategies       AST     Aggressive   Alliance    Bernstein    Century
                                                  Asset       Advanced      Asset     Bernstein   Growth &    Income &
                                              Allocation (a) Strategies  Allocation  Core Value    Income      Growth
                                              -------------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $   110,916   $   41,796   $  1,087    $  2,170    $    827     $   100
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (143,316)     (36,883)    (1,926)       (407)       (840)        (60)
    Administrative expense...................       (1,389)        (291)       (20)         (5)         (7)         (2)
                                               -----------   ----------   --------    --------    --------     -------
    Net investment income (loss).............      (33,789)       4,622       (859)      1,758         (20)         38
                                               -----------   ----------   --------    --------    --------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    8,851,993    2,775,749    113,311      52,077      22,836       1,406
    Cost of investments sold.................   11,025,638    3,305,848    154,428      66,667      30,120       1,973
                                               -----------   ----------   --------    --------    --------     -------
       Realized gains (losses) on fund
        shares...............................   (2,173,645)    (530,099)   (41,117)    (14,590)     (7,284)       (567)
Realized gain distributions..................      457,539       53,934     17,785       7,781       5,467          --
                                               -----------   ----------   --------    --------    --------     -------
    Net realized gains (losses)..............   (1,716,106)    (476,165)   (23,332)     (6,809)     (1,817)       (567)
Change in unrealized gains (losses)..........   (1,673,389)    (246,425)   (52,880)    (15,290)    (22,277)     (1,038)
                                               -----------   ----------   --------    --------    --------     -------
    Net realized and unrealized gains
     (losses) on investments.................   (3,389,495)    (722,590)   (76,212)    (22,099)    (24,094)     (1,605)
                                               -----------   ----------   --------    --------    --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(3,423,284)  $ (717,968)  $(77,071)   $(20,341)   $(24,114)    $(1,567)
                                               ===========   ==========   ========    ========    ========     =======

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                 Advanced     Advanced    Advanced    Advanced     Advanced    Advanced
                                                  Series       Series      Series      Series       Series      Series
                                                  Trust         Trust       Trust       Trust        Trust       Trust
                                               Sub-Account   Sub-Account Sub-Account Pub-Account  Sub-Account Sub-Account
                                              -------------- ----------- ----------- -----------  ----------- -----------
                                                                                         AST          AST         AST
                                                   AST           AST         AST       Capital        CLS         CLS
                                                 Balanced       Bond        Bond       Growth       Growth     Moderate
                                                  Asset       Portfolio   Portfolio     Asset        Asset       Asset
                                              Allocation (b)  2018 (c)    2019 (c)   Allocation   Allocation  Allocation
                                              -------------- ----------- ----------- -----------  ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $    28,787    $     --    $     --   $    61,086   $    154    $       5
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............      (45,506)     (4,288)       (281)      (98,782)    (1,360)      (2,843)
    Administrative expense...................         (739)       (299)        (23)         (947)        (7)        (112)
                                               -----------    --------    --------   -----------   --------    ---------
    Net investment income (loss).............      (17,458)     (4,587)       (304)      (38,643)    (1,213)      (2,950)
                                               -----------    --------    --------   -----------   --------    ---------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    5,756,997     950,590     153,632     7,306,421    410,765      474,044
    Cost of investments sold.................    6,825,750     898,076     144,152     9,013,217    493,307      550,020
                                               -----------    --------    --------   -----------   --------    ---------
       Realized gains (losses) on fund
        shares...............................   (1,068,753)     52,514       9,480    (1,706,796)   (82,542)     (75,976)
Realized gain distributions..................      101,932          --          --       401,770        545            5
                                               -----------    --------    --------   -----------   --------    ---------
    Net realized gains (losses)..............     (966,821)     52,514       9,480    (1,305,026)   (81,997)     (75,971)
Change in unrealized gains (losses)..........     (284,136)    165,714       8,867    (1,239,015)     1,729      (35,120)
                                               -----------    --------    --------   -----------   --------    ---------
    Net realized and unrealized gains
     (losses) on investments.................   (1,250,957)    218,228      18,347    (2,544,041)   (80,268)    (111,091)
                                               -----------    --------    --------   -----------   --------    ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(1,268,415)   $213,641    $ 18,043   $(2,582,684)  $(81,481)   $(114,041)
                                               ===========    ========    ========   ===========   ========    =========

--------
(b)Previously known as AST Conservative Asset Allocation Portfolio
(c)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                               Advanced    Advanced    Advanced    Advanced    Advanced      Advanced
                                                Series      Series      Series      Series      Series        Series
                                                 Trust       Trust       Trust       Trust       Trust        Trust
                                              Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account
                                              ----------- ----------- ----------- ----------- -----------  ------------
                                                                                                               AST
                                                  AST         AST         AST         AST         AST      First Trust
                                                Cohen &      DeAm        DeAm      Federated  First Trust    Capital
                                                Steers     Large-Cap   Small-Cap  Aggressive   Balanced    Appreciation
                                                Realty       Value     Value (d)    Growth      Target        Target
                                              ----------- ----------- ----------- ----------- -----------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  1,332     $   455     $   92      $    --   $    75,514  $   130,874
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............      (374)       (192)       (22)        (189)      (61,105)    (184,031)
    Administrative expense...................        (5)         (3)        --           (3)         (376)      (1,463)
                                               --------     -------     ------      -------   -----------  -----------
    Net investment income (loss).............       953         260         70         (192)       14,033      (54,620)
                                               --------     -------     ------      -------   -----------  -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     6,253       4,028      6,587        5,827     6,085,491   16,807,785
    Cost of investments sold.................     6,731       6,192      6,698        9,588     7,327,589   20,350,671
                                               --------     -------     ------      -------   -----------  -----------
       Realized gains (losses) on fund
        shares...............................      (478)     (2,164)      (111)      (3,761)   (1,242,098)  (3,542,886)
Realized gain distributions..................    15,221       2,878         --        3,681        63,573      136,772
                                               --------     -------     ------      -------   -----------  -----------
    Net realized gains (losses)..............    14,743         714       (111)         (80)   (1,178,525)  (3,406,114)
Change in unrealized gains (losses)..........   (30,489)     (9,151)        (9)      (8,055)     (357,780)  (2,330,234)
                                               --------     -------     ------      -------   -----------  -----------
    Net realized and unrealized gains
     (losses) on investments.................   (15,746)     (8,437)      (120)      (8,135)   (1,536,305)  (5,736,348)
                                               --------     -------     ------      -------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(14,793)    $(8,177)    $  (50)     $(8,327)  $(1,522,272) $(5,790,968)
                                               ========     =======     ======      =======   ===========  ===========

--------
(d)For the period beginning January 1, 2008 and ended July 18, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                Advanced     Advanced     Advanced    Advanced    Advanced    Advanced
                                                 Series       Series       Series      Series      Series      Series
                                                  Trust        Trust       Trust        Trust       Trust       Trust
                                               Sub-Account  Sub-Account Sub-Account  Sub-Account Sub-Account Sub-Account
                                              ------------- ----------- ------------ ----------- ----------- -----------
                                                                            AST          AST         AST
                                                   AST          AST       Goldman      Goldman     Goldman
                                                  Focus       Global       Sachs        Sachs       Sachs
                                                Four Plus      Real     Concentrated   Mid-Cap    Small-Cap      AST
                                              Portfolio (e) Estate (e)     Growth      Growth       Value    High Yield
                                              ------------- ----------- ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................    $    --        $--       $    109    $     --      $  --      $ 1,952
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............        (24)        --           (496)       (577)        (5)        (238)
    Administrative expense...................         (2)        --             (7)        (10)        (1)          (8)
                                                 -------        ---       --------    --------      -----      -------
    Net investment income (loss).............        (26)        --           (394)       (587)        (6)       1,706
                                                 -------        ---       --------    --------      -----      -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     10,802         --         57,159      13,417          6        5,687
    Cost of investments sold.................     12,273         --         60,419      18,370          8        7,472
                                                 -------        ---       --------    --------      -----      -------
       Realized gains (losses) on fund
        shares...............................     (1,471)        --         (3,260)     (4,953)        (2)      (1,785)
Realized gain distributions..................         --         --             --      10,188         --           --
                                                 -------        ---       --------    --------      -----      -------
    Net realized gains (losses)..............     (1,471)        --         (3,260)      5,235         (2)      (1,785)
Change in unrealized gains (losses)..........        422         23        (13,435)    (30,214)      (699)      (8,111)
                                                 -------        ---       --------    --------      -----      -------
    Net realized and unrealized gains
     (losses) on investments.................     (1,049)        23        (16,695)    (24,979)      (701)      (9,896)
                                                 -------        ---       --------    --------      -----      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $(1,075)       $23       $(17,089)   $(25,566)     $(707)     $(8,190)
                                                 =======        ===       ========    ========      =====      =======

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                               Advanced    Advanced     Advanced      Advanced     Advanced      Advanced
                                                Series      Series       Series        Series       Series        Series
                                                 Trust       Trust        Trust         Trust        Trust         Trust
                                              Sub-Account Sub-Account  Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                              ----------- ----------- ------------- ------------- -----------  -------------
                                                  AST         AST
                                                Horizon     Horizon                                   AST           AST
                                                Growth     Moderate        AST           AST      Investment     JPMorgan
                                                 Asset       Asset    International International    Grade     International
                                              Allocation  Allocation     Growth         Value      Bond (c)       Equity
                                              ----------- ----------- ------------- ------------- -----------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $     28    $     24     $    801      $  3,575    $        --    $  2,400
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............      (373)     (1,354)        (794)       (1,323)       (44,768)     (1,161)
    Administrative expense...................       (18)        (47)         (13)          (17)        (3,312)        (11)
                                               --------    --------     --------      --------    -----------    --------
    Net investment income (loss).............      (363)     (1,377)          (6)        2,235        (48,080)      1,228
                                               --------    --------     --------      --------    -----------    --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   124,429     366,053       17,927        98,581     11,208,107      50,997
    Cost of investments sold.................   140,842     412,695       24,978       118,212     11,027,469      58,051
                                               --------    --------     --------      --------    -----------    --------
       Realized gains (losses) on fund
        shares...............................   (16,413)    (46,642)      (7,051)      (19,631)       180,638      (7,054)
Realized gain distributions..................        20          11       10,195        10,876             --          --
                                               --------    --------     --------      --------    -----------    --------
    Net realized gains (losses)..............   (16,393)    (46,631)       3,144        (8,755)       180,638      (7,054)
Change in unrealized gains (losses)..........       669      (2,810)     (45,166)      (50,170)       972,934     (29,682)
                                               --------    --------     --------      --------    -----------    --------
    Net realized and unrealized gains
     (losses) on investments.................   (15,724)    (49,441)     (42,022)      (58,925)     1,153,572     (36,736)
                                               --------    --------     --------      --------    -----------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(16,087)   $(50,818)    $(42,028)     $(56,690)   $ 1,105,492    $(35,508)
                                               ========    ========     ========      ========    ===========    ========

--------
(c)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                               Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                                Series      Series      Series      Series      Series      Series
                                                 Trust       Trust       Trust       Trust       Trust       Trust
                                              Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST         AST
                                                  AST     Lord Abbett   Marsico       AST         AST         AST
                                               Large-Cap     Bond-      Capital   MFS Global      MFS       Mid-Cap
                                                 Value     Debenture    Growth      Equity      Growth       Value
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $    816    $  2,947    $    242    $  1,067     $    32     $   322
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............      (298)       (329)       (634)       (889)       (133)       (192)
    Administrative expense...................        (1)         (7)        (11)        (19)         (3)         (2)
                                               --------    --------    --------    --------     -------     -------
    Net investment income (loss).............       517       2,611        (403)        159        (104)        128
                                               --------    --------    --------    --------     -------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    44,559      10,094      23,354      24,510       5,032      30,840
    Cost of investments sold.................    54,806      13,152      25,352      31,740       7,531      35,651
                                               --------    --------    --------    --------     -------     -------
       Realized gains (losses) on fund
        shares...............................   (10,247)     (3,058)     (1,998)     (7,230)     (2,499)     (4,811)
Realized gain distributions..................     3,033       1,253       2,563      20,694          --       1,314
                                               --------    --------    --------    --------     -------     -------
    Net realized gains (losses)..............    (7,214)     (1,805)        565      13,464      (2,499)     (3,497)
Change in unrealized gains (losses)..........    (5,081)    (11,406)    (27,879)    (43,137)     (3,291)     (3,430)
                                               --------    --------    --------    --------     -------     -------
    Net realized and unrealized gains
     (losses) on investments.................   (12,295)    (13,211)    (27,314)    (29,673)     (5,790)     (6,927)
                                               --------    --------    --------    --------     -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(11,778)   $(10,600)   $(27,717)   $(29,514)    $(5,894)    $(6,799)
                                               ========    ========    ========    ========     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                               Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                                Series      Series      Series      Series      Series      Series
                                                 Trust       Trust       Trust       Trust       Trust       Trust
                                              Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST                                 AST
                                                           Neuberger      AST         AST       Niemann       AST
                                                           Berman /    Neuberger   Neuberger    Capital   Parametric
                                                  AST         LSV       Berman      Berman      Growth     Emerging
                                                 Money      Mid-Cap     Mid-Cap    Small-Cap     Asset      Markets
                                                Market     Value (f)    Growth      Growth    Allocation  Equity (e)
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  6,278    $    601    $     --     $    --    $     --     $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............    (3,547)       (392)       (364)        (70)       (469)        (13)
    Administrative expense...................      (284)         (6)         (6)         (1)        (22)         (1)
                                               --------    --------    --------     -------    --------     -------
    Net investment income (loss).............     2,447         203        (370)        (71)       (491)        (14)
                                               --------    --------    --------     -------    --------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   528,701       7,360       6,089       3,082     121,179          14
    Cost of investments sold.................   528,701       9,380       8,594       3,113     133,119          20
                                               --------    --------    --------     -------    --------     -------
       Realized gains (losses) on fund
        shares...............................        --      (2,020)     (2,505)        (31)    (11,940)         (6)
Realized gain distributions..................        --       2,528          --          --          --          --
                                               --------    --------    --------     -------    --------     -------
    Net realized gains (losses)..............        --         508      (2,505)        (31)    (11,940)         (6)
Change in unrealized gains (losses)..........        --     (18,744)    (13,468)     (2,245)       (261)     (2,001)
                                               --------    --------    --------     -------    --------     -------
    Net realized and unrealized gains
     (losses) on investments.................        --     (18,236)    (15,973)     (2,276)    (12,201)     (2,007)
                                               --------    --------    --------     -------    --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $  2,447    $(18,033)   $(16,343)    $(2,347)   $(12,692)    $(2,021)
                                               ========    ========    ========     =======    ========     =======

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(f)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                           Advanced     Advanced     Advanced    Advanced      Advanced     Advanced
                                            Series       Series       Series      Series        Series       Series
                                             Trust       Trust        Trust        Trust        Trust         Trust
                                          Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                          ----------- ------------ ------------ ----------- -------------- -----------
                                              AST                                                AST
                                             PIMCO        AST          AST          AST       Schroders
                                            Limited      PIMCO     Preservation   QMA US     Multi-Asset       AST
                                           Maturity   Total Return    Asset       Equity        World       Small-Cap
                                             Bond         Bond      Allocation   Alpha (g)  Strategies (h)   Growth
                                          ----------- ------------ ------------ ----------- -------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $ 3,988     $  5,970    $   24,688   $  2,421     $   4,786      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........    (1,088)      (2,242)      (41,317)      (937)       (4,298)         (35)
    Administrative expense...............       (47)         (45)         (913)       (16)          (57)          --
                                            -------     --------    ----------   --------     ---------      -------
    Net investment income (loss).........     2,853        3,683       (17,542)     1,468           431          (35)
                                            -------     --------    ----------   --------     ---------      -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    20,279       63,688     3,052,653     59,047       515,916        6,532
    Cost of investments sold.............    20,516       64,865     3,484,995     67,761       619,024        7,567
                                            -------     --------    ----------   --------     ---------      -------
       Realized gains (losses) on
        fund shares......................      (237)      (1,177)     (432,342)    (8,714)     (103,108)      (1,035)
Realized gain distributions..............        --          868        97,657         --        24,397           --
                                            -------     --------    ----------   --------     ---------      -------
    Net realized gains (losses)..........      (237)        (309)     (334,685)    (8,714)      (78,711)      (1,035)
Change in unrealized gains (losses)......    (6,259)     (11,705)     (332,203)   (28,090)       (4,800)         (13)
                                            -------     --------    ----------   --------     ---------      -------
    Net realized and unrealized gains
     (losses) on investments.............    (6,496)     (12,014)     (666,888)   (36,804)      (83,511)      (1,048)
                                            -------     --------    ----------   --------     ---------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $(3,643)    $ (8,331)   $ (684,430)  $(35,336)    $ (83,080)     $(1,083)
                                            =======     ========    ==========   ========     =========      =======

--------
(g)Previously known as AST AllianceBernstein Managed Index 500 Portfolio
(h)Previously known as AST American Century Strategic Allocation Portfolio

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                           Advanced     Advanced      Advanced      Advanced      Advanced     Advanced
                                            Series       Series        Series        Series        Series       Series
                                             Trust        Trust         Trust         Trust         Trust        Trust
                                          Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                          ----------- ------------- ------------- ------------- ------------- -----------
                                                           AST                         AST           AST
                                              AST     T. Rowe Price      AST      T. Rowe Price T. Rowe Price     AST
                                           Small-Cap      Asset     T. Rowe Price   Large-Cap      Natural    UBS Dynamic
                                             Value     Allocation    Global Bond     Growth       Resources      Alpha
                                          ----------- ------------- ------------- ------------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    456    $   104,342     $ 2,565      $     88      $    584    $    7,100
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (555)       (94,091)       (557)         (483)       (1,268)      (40,149)
    Administrative expense...............        (6)          (788)        (14)           (6)          (18)         (423)
                                           --------    -----------     -------      --------      --------    ----------
    Net investment income (loss).........      (105)         9,463       1,994          (401)         (702)      (33,472)
                                           --------    -----------     -------      --------      --------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................    22,205      7,261,054      35,938        52,979        20,564     4,655,227
    Cost of investments sold.............    28,687      8,680,596      38,855        57,769        25,995     5,200,134
                                           --------    -----------     -------      --------      --------    ----------
       Realized gains (losses) on
        fund shares......................    (6,482)    (1,419,542)     (2,917)       (4,790)       (5,431)     (544,907)
Realized gain distributions..............     4,380        216,172       1,581            --         9,029        97,635
                                           --------    -----------     -------      --------      --------    ----------
    Net realized gains (losses)..........    (2,102)    (1,203,370)     (1,336)       (4,790)        3,598      (447,272)
Change in unrealized gains
 (losses)................................    (9,676)      (553,539)     (4,614)      (10,603)      (70,061)     (126,446)
                                           --------    -----------     -------      --------      --------    ----------
    Net realized and unrealized gains
     (losses) on investments.............   (11,778)    (1,756,909)     (5,950)      (15,393)      (66,463)     (573,718)
                                           --------    -----------     -------      --------      --------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(11,883)   $(1,747,446)    $(3,956)     $(15,794)     $(67,165)   $ (607,190)
                                           ========    ===========     =======      ========      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                            Franklin
                                           Templeton
                                            Variable     AIM Variable  AIM Variable  AIM Variable  AIM Variable  AIM Variable
                                           Insurance      Insurance     Insurance     Insurance     Insurance     Insurance
                                         Products Trust     Funds         Funds         Funds         Funds         Funds
                                          Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                         -------------- -------------- ------------  ------------  ------------  ------------
                                            Franklin
                                           Templeton
                                          VIP Founding                                AIM V. I.     AIM V. I.
                                             Funds        AIM V. I.     AIM V. I.      Capital       Capital      AIM V. I.
                                         Allocation (i) Basic Balanced Basic Value   Appreciation  Development   Core Equity
                                         -------------- -------------- ------------  ------------  ------------  ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   35,937    $  1,182,697  $    130,046  $         --  $         --  $  3,008,675
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........      (12,939)       (343,967)     (202,609)   (1,509,351)     (183,325)   (1,899,466)
    Administrative expense..............         (288)        (52,528)      (30,094)     (211,604)      (26,633)     (270,514)
                                           ----------    ------------  ------------  ------------  ------------  ------------
    Net investment income
     (loss).............................       22,710         786,202      (102,657)   (1,720,955)     (209,958)      838,695
                                           ----------    ------------  ------------  ------------  ------------  ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    2,685,143      10,119,075     5,871,142    29,990,858     4,479,569    42,557,074
    Cost of investments sold............    3,115,025      11,447,230     6,318,203    31,937,326     4,232,950    40,179,344
                                           ----------    ------------  ------------  ------------  ------------  ------------
       Realized gains (losses) on
        fund shares.....................     (429,882)     (1,328,155)     (447,061)   (1,946,468)      246,619     2,377,730
Realized gain distributions.............       34,738              --     2,813,185            --     1,743,486            --
                                           ----------    ------------  ------------  ------------  ------------  ------------
    Net realized gains (losses).........     (395,144)     (1,328,155)    2,366,124    (1,946,468)    1,990,105     2,377,730
Change in unrealized gains
 (losses)...............................     (158,649)    (12,431,727)  (13,115,524)  (60,709,415)  (10,700,350)  (55,044,098)
                                           ----------    ------------  ------------  ------------  ------------  ------------
    Net realized and unrealized
     gains (losses) on
     investments........................     (553,793)    (13,759,882)  (10,749,400)  (62,655,883)   (8,710,245)  (52,666,368)
                                           ----------    ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ (531,083)   $(12,973,680) $(10,852,057) $(64,376,838) $ (8,920,203) $(51,827,673)
                                           ==========    ============  ============  ============  ============  ============

--------
(i)For the period beginning May 1, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                              AIM          AIM         AIM           AIM          AIM          AIM
                                           Variable     Variable    Variable      Variable     Variable     Variable
                                           Insurance    Insurance   Insurance     Insurance    Insurance    Insurance
                                             Funds        Funds       Funds         Funds        Funds        Funds
                                          Sub-Account  Sub-Account Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                          -----------  ----------- -----------  ------------- -----------  -----------
                                           AIM V. I.    AIM V. I.                 AIM V. I.    AIM V. I.    AIM V. I.
                                          Diversified  Government   AIM V. I.   International  Large Cap     Mid Cap
                                            Income     Securities  High Yield      Growth       Growth     Core Equity
                                          -----------  ----------- -----------  ------------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $ 1,184,961  $  824,690  $   716,964  $    209,915  $     1,390  $   269,138
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........    (179,836)   (283,521)     (99,851)     (522,487)    (162,174)    (235,291)
    Administrative expense...............     (25,181)    (46,626)     (14,855)      (65,192)     (24,060)     (35,334)
                                          -----------  ----------  -----------  ------------  -----------  -----------
    Net investment income (loss).........     979,944     494,543      602,258      (377,764)    (184,844)      (1,487)
                                          -----------  ----------  -----------  ------------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   5,801,077   7,353,975    2,799,293    12,334,822    4,548,271    6,681,640
    Cost of investments sold.............   7,223,411   7,007,783    3,360,648     9,218,419    4,425,469    6,411,839
                                          -----------  ----------  -----------  ------------  -----------  -----------
       Realized gains (losses) on
        fund shares......................  (1,422,334)    346,192     (561,355)    3,116,403      122,802      269,801
Realized gain distributions..............          --          --           --       507,601           --    1,957,252
                                          -----------  ----------  -----------  ------------  -----------  -----------
    Net realized gains (losses)..........  (1,422,334)    346,192     (561,355)    3,624,004      122,802    2,227,053
Change in unrealized gains (losses)......  (2,134,406)  1,496,249   (2,318,399)  (24,566,029)  (6,243,875)  (8,150,080)
                                          -----------  ----------  -----------  ------------  -----------  -----------
    Net realized and unrealized gains
     (losses) on investments.............  (3,556,740)  1,842,441   (2,879,754)  (20,942,025)  (6,121,073)  (5,923,027)
                                          -----------  ----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $(2,576,796) $2,336,984  $(2,277,496) $(21,319,789) $(6,305,917) $(5,924,514)
                                          ===========  ==========  ===========  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                 AIM Variable  AIM Variable   AIM Variable
                                          AIM Variable AIM Variable AIM Variable  Insurance     Insurance       Insurance
                                           Insurance    Insurance    Insurance      Funds         Funds           Funds
                                             Funds        Funds        Funds      Series II     Series II       Series II
                                          Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account     Sub-Account
                                          ------------ ------------ ------------ ------------ -------------- ---------------
                                                                                  AIM V. I.                     AIM V. I.
                                           AIM V. I.    AIM V. I.    AIM V. I.      Basic       AIM V. I.        Capital
                                          Money Market  Technology   Utilities   Balanced II  Basic Value II Appreciation II
                                          ------------ ------------ ------------ ------------ -------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $   464,806  $        --  $   270,619   $  55,743    $     68,501    $        --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........    (276,062)     (40,084)    (133,802)    (18,781)       (195,869)       (75,199)
    Administrative expense...............     (41,925)      (6,367)     (18,789)     (3,152)        (42,721)       (16,695)
                                          -----------  -----------  -----------   ---------    ------------    -----------
    Net investment income (loss).........     146,819      (46,451)     118,028      33,810        (170,089)       (91,894)
                                          -----------  -----------  -----------   ---------    ------------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................  15,999,110    1,223,091    3,290,403     286,780       2,806,211      1,308,042
    Cost of investments sold.............  15,999,110    1,173,971    2,686,274     271,890       3,192,493      1,187,855
                                          -----------  -----------  -----------   ---------    ------------    -----------
       Realized gains (losses) on
        fund shares......................          --       49,120      604,129      14,890        (386,282)       120,187
Realized gain distributions..............          --           --      994,338          --       2,664,339             --
                                          -----------  -----------  -----------   ---------    ------------    -----------
    Net realized gains (losses)..........          --       49,120    1,598,467      14,890       2,278,057        120,187
Change in unrealized gains (losses)......          --   (1,872,573)  (5,924,660)   (682,242)    (11,711,986)    (3,138,788)
                                          -----------  -----------  -----------   ---------    ------------    -----------
    Net realized and unrealized gains
     (losses) on investments.............          --   (1,823,453)  (4,326,193)   (667,352)     (9,433,929)    (3,018,601)
                                          -----------  -----------  -----------   ---------    ------------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $   146,819  $(1,869,904) $(4,208,165)  $(633,542)   $ (9,604,018)   $(3,110,495)
                                          ===========  ===========  ===========   =========    ============    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                       AIM Variable   AIM Variable  AIM Variable AIM Variable  AIM Variable  AIM Variable
                                        Insurance      Insurance     Insurance     Insurance     Insurance     Insurance
                                          Funds          Funds         Funds         Funds         Funds         Funds
                                        Series II      Series II     Series II     Series II     Series II     Series II
                                       Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                      -------------- -------------- ------------ ------------- ------------- -------------
                                        AIM V. I.                    AIM V. I.     AIM V. I.                   AIM V. I.
                                         Capital       AIM V. I.    Diversified   Government     AIM V. I.   International
                                      Development II Core Equity II  Income II   Securities II High Yield II   Growth II
                                      -------------- -------------- ------------ ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $      --     $    66,330    $  39,057     $ 80,954      $  48,275     $   4,764
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (7,143)        (50,776)      (5,739)     (30,537)        (7,002)      (14,926)
    Administrative expense...........      (1,280)        (11,908)      (1,084)      (6,611)          (980)       (2,529)
                                        ---------     -----------    ---------     --------      ---------     ---------
    Net investment income
     (loss)..........................      (8,423)          3,646       32,234       43,806         40,293       (12,691)
                                        ---------     -----------    ---------     --------      ---------     ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      98,710         812,420      138,457      292,073        240,808       390,499
    Cost of investments sold.........      93,128         761,620      166,616      288,056        275,234       290,457
                                        ---------     -----------    ---------     --------      ---------     ---------
       Realized gains (losses)
        on fund shares...............       5,582          50,800      (28,159)       4,017        (34,426)      100,042
Realized gain distributions..........      68,812              --           --           --             --        13,850
                                        ---------     -----------    ---------     --------      ---------     ---------
    Net realized gains (losses)......      74,394          50,800      (28,159)       4,017        (34,426)      113,892
Change in unrealized gains
 (losses)............................    (389,265)     (1,336,017)     (80,713)     154,448       (167,357)     (681,650)
                                        ---------     -----------    ---------     --------      ---------     ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (314,871)     (1,285,217)    (108,872)     158,465       (201,783)     (567,758)
                                        ---------     -----------    ---------     --------      ---------     ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(323,294)    $(1,281,571)   $ (76,638)    $202,271      $(161,490)    $(580,449)
                                        =========     ===========    =========     ========      =========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                                               Alliance
                                         AIM Variable  AIM Variable  AIM Variable AIM Variable  AIM Variable   Bernstein
                                          Insurance     Insurance     Insurance     Insurance    Insurance     Variable
                                            Funds         Funds         Funds         Funds        Funds        Product
                                          Series II     Series II     Series II     Series II    Series II    Series Fund
                                         Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                         ------------ -------------- ------------ ------------- ------------ ------------
                                          AIM V. I.     AIM V. I.     AIM V. I.                                Alliance
                                          Large Cap      Mid Cap        Money       AIM V. I.    AIM V. I.     Bernstein
                                          Growth II   Core Equity II  Market II   Technology II Utilities II  VPS Growth
                                         ------------ -------------- ------------ ------------- ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $      --    $    65,793     $ 38,175     $     --     $  19,372   $         --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (11,144)       (74,260)     (27,424)      (1,043)       (9,953)      (545,161)
    Administrative expense..............     (1,710)       (14,957)      (4,016)        (181)       (1,538)      (101,262)
                                          ---------    -----------     --------     --------     ---------   ------------
    Net investment income (loss)........    (12,854)       (23,424)       6,735       (1,224)        7,881       (646,423)
                                          ---------    -----------     --------     --------     ---------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    147,608      1,444,961      529,894       33,361       203,432     12,173,880
    Cost of investments sold............    138,485      1,413,754      529,894       35,019       177,871     11,994,146
                                          ---------    -----------     --------     --------     ---------   ------------
       Realized gains (losses) on
        fund shares.....................      9,123         31,207           --       (1,658)       25,561        179,734
Realized gain distributions.............         --        582,390           --           --        80,902             --
                                          ---------    -----------     --------     --------     ---------   ------------
    Net realized gains (losses).........      9,123        613,597           --       (1,658)      106,463        179,734
Change in unrealized gains
 (losses)...............................   (400,710)    (2,323,511)          --      (43,739)     (421,041)   (20,707,289)
                                          ---------    -----------     --------     --------     ---------   ------------
    Net realized and unrealized
     gains (losses) on
     investments........................   (391,587)    (1,709,914)          --      (45,397)     (314,578)   (20,527,555)
                                          ---------    -----------     --------     --------     ---------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(404,441)   $(1,733,338)    $  6,735     $(46,621)    $(306,697)  $(21,173,978)
                                          =========    ===========     ========     ========     =========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                            Alliance      Alliance      Alliance      Alliance      Alliance      Alliance
                                            Bernstein     Bernstein     Bernstein     Bernstein     Bernstein     Bernstein
                                            Variable      Variable      Variable      Variable      Variable      Variable
                                             Product       Product       Product       Product       Product       Product
                                           Series Fund   Series Fund   Series Fund   Series Fund   Series Fund   Series Fund
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                          ------------- ------------- ------------- ------------- ------------- -------------
                                            Alliance      Alliance      Alliance      Alliance      Alliance
                                          Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS   Alliance
                                            Growth &    International   Large Cap     Small/Mid      Utility    Bernstein VPS
                                             Income         Value        Growth       Cap Value      Income         Value
                                          ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $  2,092,373  $    289,633  $         --  $    156,245   $   183,679   $    63,508
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........   (1,630,015)     (441,884)     (401,545)     (470,749)      (96,912)      (39,844)
    Administrative expense...............     (282,008)      (85,123)      (73,870)     (101,051)      (20,540)       (7,802)
                                          ------------  ------------  ------------  ------------   -----------   -----------
    Net investment income (loss).........      180,350      (237,374)     (475,415)     (415,555)       66,227        15,862
                                          ------------  ------------  ------------  ------------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................   34,576,928     7,008,300     8,247,764    10,787,671     2,429,752       683,850
    Cost of investments sold.............   39,539,386     8,135,953     8,320,009    11,717,424     2,646,823       883,417
                                          ------------  ------------  ------------  ------------   -----------   -----------
       Realized gains (losses) on
        fund shares......................   (4,962,458)   (1,127,653)      (72,245)     (929,753)     (217,071)     (199,567)
Realized gain distributions..............   21,588,965     2,072,118            --     3,679,915       834,035       161,918
                                          ------------  ------------  ------------  ------------   -----------   -----------
    Net realized gains (losses)..........   16,626,507       944,465       (72,245)    2,750,162       616,964       (37,649)
Change in unrealized gains (losses)......  (77,351,929)  (22,997,660)  (13,611,973)  (15,783,343)   (3,657,462)   (1,449,111)
                                          ------------  ------------  ------------  ------------   -----------   -----------
    Net realized and unrealized gains
     (losses) on investments.............  (60,725,422)  (22,053,195)  (13,684,218)  (13,033,181)   (3,040,498)   (1,486,760)
                                          ------------  ------------  ------------  ------------   -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $(60,545,072) $(22,290,569) $(14,159,633) $(13,448,736)  $(2,974,271)  $(1,470,898)
                                          ============  ============  ============  ============   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                           Dreyfus
                                            American      Socially                   Dreyfus      Dreyfus
                                             Century     Responsible                 Variable     Variable       DWS
                                            Variable       Growth    Dreyfus Stock  Investment   Investment   Variable
                                         Portfolios, Inc Fund, Inc.   Index Fund       Fund         Fund      Series I
                                           Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                         --------------- ----------- ------------- ------------ ------------ -----------
                                                           Dreyfus
                                            American      Socially
                                             Century     Responsible Dreyfus Stock VIF Growth &     VIF          DWS
                                           VP Balanced   Growth Fund  Index Fund      Income    Money Market Bond VIP A
                                         --------------- ----------- ------------- ------------ ------------ -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................     $   551      $    989     $  18,248    $   1,110    $   25,993   $  37,016
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........        (280)         (996)      (11,760)      (1,981)      (14,851)     (2,598)
    Administrative expense..............         (32)          (96)       (1,436)        (280)       (2,692)     (1,953)
                                             -------      --------     ---------    ---------    ----------   ---------
    Net investment income (loss)........         239          (103)        5,052       (1,151)        8,450      32,465
                                             -------      --------     ---------    ---------    ----------   ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................       1,020       123,363       378,578       25,305     2,040,852     239,220
    Cost of investments sold............       1,307       110,903       320,035       25,416     2,040,852     253,456
                                             -------      --------     ---------    ---------    ----------   ---------
       Realized gains (losses) on
        fund shares.....................        (287)       12,460        58,543         (111)           --     (14,236)
Realized gain distributions.............       1,596            --            --       20,930            --          --
                                             -------      --------     ---------    ---------    ----------   ---------
    Net realized gains (losses).........       1,309        12,460        58,543       20,819            --     (14,236)
Change in unrealized gains
 (losses)...............................      (6,640)      (28,794)     (448,429)    (104,057)           --    (126,016)
                                             -------      --------     ---------    ---------    ----------   ---------
    Net realized and unrealized
     gains (losses) on
     investments........................      (5,331)      (16,334)     (389,886)     (83,238)           --    (140,252)
                                             -------      --------     ---------    ---------    ----------   ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................     $(5,092)     $(16,437)    $(384,834)   $ (84,389)   $    8,450   $(107,787)
                                             =======      ========     =========    =========    ==========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                             DWS           DWS          DWS           DWS          DWS         DWS
                                           Variable     Variable      Variable     Variable     Variable     Variable
                                           Series I     Series I      Series I     Series I     Series II   Series II
                                         Sub-Account   Sub-Account  Sub-Account   Sub-Account  Sub-Account Sub-Account
                                         ------------ ------------- ------------ ------------- ----------- ------------
                                                           DWS
                                             DWS         Global         DWS           DWS          DWS         DWS
                                           Capital    Opportunities  Growth and  International  Balanced   Money Market
                                         Growth VIP A     VIP A     Income VIP A     VIP A      VIP A II     VIP A II
                                         ------------ ------------- ------------ ------------- ----------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  15,567    $     3,647   $  10,731     $  10,279    $  69,553    $ 25,805
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (5,977)        (5,404)     (2,155)       (2,858)      (7,210)     (3,801)
    Administrative expense..............     (4,555)        (4,130)     (1,639)       (2,180)      (5,478)     (2,888)
                                          ---------    -----------   ---------     ---------    ---------    --------
    Net investment income (loss)........      5,035         (5,887)      6,937         5,241       56,865      19,116
                                          ---------    -----------   ---------     ---------    ---------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    237,463        179,652      10,525       147,533      191,365     284,460
    Cost of investments sold............    229,848        190,166      12,723       157,965      213,219     284,460
                                          ---------    -----------   ---------     ---------    ---------    --------
       Realized gains (losses) on
        fund shares.....................      7,615        (10,514)     (2,198)      (10,432)     (21,854)         --
Realized gain distributions.............         --        233,139     126,480       133,672           --          --
                                          ---------    -----------   ---------     ---------    ---------    --------
    Net realized gains (losses).........      7,615        222,625     124,282       123,240      (21,854)         --
Change in unrealized gains
 (losses)...............................   (563,985)    (1,027,131)   (376,024)     (547,080)    (592,176)         --
                                          ---------    -----------   ---------     ---------    ---------    --------
    Net realized and unrealized
     gains (losses) on
     investments........................   (556,370)      (804,506)   (251,742)     (423,840)    (614,030)         --
                                          ---------    -----------   ---------     ---------    ---------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(551,335)   $  (810,393)  $(244,805)    $(418,599)   $(557,165)   $ 19,116
                                          =========    ===========   =========     =========    =========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                  Fidelity      Fidelity      Fidelity      Fidelity
                                          DWS       Federated     Variable      Variable      Variable      Variable
                                       Variable     Insurance     Insurance     Insurance     Insurance     Insurance
                                       Series II     Series     Products Fund Products Fund Products Fund Products Fund
                                      Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                      ----------- ------------- ------------- ------------- ------------- -------------
                                          DWS
                                       Small Cap    Federated
                                        Growth        Prime          VIP           VIP                         VIP
                                       VIP A II   Money Fund II  Contrafund   Equity-Income  VIP Growth    High Income
                                      ----------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $      --   $  237,254    $    93,570   $   36,291    $    41,879   $  142,720
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (1,668)    (117,157)      (123,534)     (20,593)       (65,942)     (22,276)
    Administrative expense...........     (1,269)     (15,328)       (15,094)      (2,920)        (8,471)      (2,575)
                                       ---------   ----------    -----------   ----------    -----------   ----------
    Net investment income
     (loss)..........................     (2,937)     104,769        (45,058)      12,778        (32,534)     117,869
                                       ---------   ----------    -----------   ----------    -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     26,225    5,198,522      2,915,612      969,728      1,369,527      867,911
    Cost of investments sold.........     39,100    5,198,522      3,391,200    1,123,168      1,452,086    1,029,144
                                       ---------   ----------    -----------   ----------    -----------   ----------
       Realized gains (losses)
        on fund shares...............    (12,875)          --       (475,588)    (153,440)       (82,559)    (161,233)
Realized gain distributions..........         --           --        322,449        2,041             --           --
                                       ---------   ----------    -----------   ----------    -----------   ----------
    Net realized gains
     (losses)........................    (12,875)          --       (153,139)    (151,399)       (82,559)    (161,233)
Change in unrealized gains
 (losses)............................   (245,822)          --     (5,299,776)    (757,711)    (3,143,691)    (458,096)
                                       ---------   ----------    -----------   ----------    -----------   ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (258,697)          --     (5,452,915)    (909,110)    (3,226,250)    (619,329)
                                       ---------   ----------    -----------   ----------    -----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(261,634)  $  104,769    $(5,497,973)  $ (896,332)   $(3,258,784)  $ (501,460)
                                       =========   ==========    ===========   ==========    ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                    Fidelity          Fidelity
                                        Fidelity      Fidelity      Fidelity        Variable          Variable
                                        Variable      Variable      Variable        Insurance         Insurance
                                        Insurance     Insurance     Insurance     Products Fund     Products Fund
                                      Products Fund Products Fund Products Fund (Service Class 2) (Service Class 2)
                                       Sub-Account   Sub-Account   Sub-Account     Sub-Account       Sub-Account
                                      ------------- ------------- ------------- ----------------- -----------------
                                                         VIP                        VIP Asset            VIP
                                                     Investment        VIP       Manager Growth      Contrafund
                                      VIP Index 500  Grade Bond     Overseas    (Service Class 2) (Service Class 2)
                                      ------------- ------------- ------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   141,412   $  136,628    $    56,014      $    928        $    719,873
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (86,613)     (36,911)       (29,872)         (720)         (1,235,995)
    Administrative expense...........      (10,314)      (3,803)        (3,292)          (58)           (221,729)
                                       -----------   ----------    -----------      --------        ------------
    Net investment income
     (loss)..........................       44,485       95,914         22,850           150            (737,851)
                                       -----------   ----------    -----------      --------        ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    2,222,334    1,291,352      1,151,044         3,087          17,424,450
    Cost of investments sold.........    2,168,353    1,353,674      1,181,957         3,502          25,105,494
                                       -----------   ----------    -----------      --------        ------------
       Realized gains (losses)
        on fund shares...............       53,981      (62,322)       (30,913)         (415)         (7,681,044)
Realized gain distributions..........       84,946        2,653        349,653            43           2,648,926
                                       -----------   ----------    -----------      --------        ------------
    Net realized gains
     (losses)........................      138,927      (59,669)       318,740          (372)         (5,032,118)
Change in unrealized gains
 (losses)............................   (3,403,803)    (180,369)    (1,691,054)      (24,019)        (43,134,239)
                                       -----------   ----------    -----------      --------        ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (3,264,876)    (240,038)    (1,372,314)      (24,391)        (48,166,357)
                                       -----------   ----------    -----------      --------        ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(3,220,391)  $ (144,124)   $(1,349,464)     $(24,241)       $(48,904,208)
                                       ===========   ==========    ===========      ========        ============

                                          Fidelity
                                          Variable
                                          Insurance
                                        Products Fund
                                      (Service Class 2)
                                         Sub-Account
                                      -----------------
                                             VIP
                                        Equity-Income
                                      (Service Class 2)
                                      -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $    39,287
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................        (32,291)
    Administrative expense...........         (4,000)
                                         -----------
    Net investment income
     (loss)..........................          2,996
                                         -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      1,359,185
    Cost of investments sold.........      1,551,921
                                         -----------
       Realized gains (losses)
        on fund shares...............       (192,736)
Realized gain distributions..........          2,971
                                         -----------
    Net realized gains
     (losses)........................       (189,765)
Change in unrealized gains
 (losses)............................       (981,386)
                                         -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (1,171,151)
                                         -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(1,168,155)
                                         ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                    Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                                    Variable          Variable          Variable          Variable          Variable
                                    Insurance         Insurance         Insurance         Insurance         Insurance
                                  Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                                (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                   Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                                ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                         VIP Freedom           VIP
                                   VIP Freedom       VIP Freedom       VIP Freedom         Income           Growth &
                                 2010 Portfolio    2020 Portfolio    2030 Portfolio       Portfolio          Income
                                (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $   281,018       $   168,621       $    56,585       $   94,661        $   118,492
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................       (113,975)          (89,058)          (35,525)         (42,947)          (171,786)
    Administrative
     expense...................        (20,912)          (15,765)           (5,425)          (7,042)           (33,213)
                                   -----------       -----------       -----------       ----------        -----------
    Net investment income
     (loss)....................        146,131            63,798            15,635           44,672            (86,507)
                                   -----------       -----------       -----------       ----------        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      2,736,898         2,551,999           481,104        1,533,647          2,330,673
    Cost of investments
     sold......................      3,105,756         3,087,212           601,526        1,640,295          2,723,773
                                   -----------       -----------       -----------       ----------        -----------
       Realized gains
        (losses) on fund
        shares.................       (368,858)         (535,213)         (120,422)        (106,648)          (393,100)
Realized gain distributions....        362,899           356,430           199,895           51,025          1,341,003
                                   -----------       -----------       -----------       ----------        -----------
    Net realized gains
     (losses)..................         (5,959)         (178,783)           79,473          (55,623)           947,903
Change in unrealized gains
 (losses)......................     (2,842,962)       (2,617,372)       (1,292,595)        (366,694)        (7,235,910)
                                   -----------       -----------       -----------       ----------        -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............     (2,848,921)       (2,796,155)       (1,213,122)        (422,317)        (6,288,007)
                                   -----------       -----------       -----------       ----------        -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $(2,702,790)      $(2,732,357)      $(1,197,487)      $ (377,645)       $(6,374,514)
                                   ===========       ===========       ===========       ==========        ===========

                                    Fidelity
                                    Variable
                                    Insurance
                                  Products Fund
                                (Service Class 2)
                                   Sub-Account
                                -----------------


                                   VIP Growth
                                (Service Class 2)
                                -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $   3,288
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................        (8,921)
    Administrative
     expense...................        (1,035)
                                    ---------
    Net investment income
     (loss)....................        (6,668)
                                    ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       283,367
    Cost of investments
     sold......................       275,440
                                    ---------
       Realized gains
        (losses) on fund
        shares.................         7,927
Realized gain distributions....            --
                                    ---------
    Net realized gains
     (losses)..................         7,927
Change in unrealized gains
 (losses)......................      (379,655)
                                    ---------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      (371,728)
                                    ---------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $(378,396)
                                    =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                    Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                                    Variable          Variable          Variable          Variable          Variable
                                    Insurance         Insurance         Insurance         Insurance         Insurance
                                  Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                                (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                   Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                                ----------------- ----------------- ----------------- ----------------- -----------------
                                       VIP            VIP High                         VIP Investment
                                  Growth Stock         Income         VIP Index 500      Grade Bond        VIP MidCap
                                (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $      --        $   730,401       $   163,481         $   705        $     61,523
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................       (21,313)          (128,781)         (100,895)           (208)           (351,483)
    Administrative
     expense...................        (4,128)           (24,431)          (16,615)            (15)            (63,412)
                                    ---------        -----------       -----------         -------        ------------
    Net investment income
     (loss)....................       (25,441)           577,189            45,971             482            (353,372)
                                    ---------        -----------       -----------         -------        ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       512,418          3,288,080         1,628,410          10,003           7,349,543
    Cost of investments
     sold......................       656,773          3,720,694         1,830,932          10,872           9,209,402
                                    ---------        -----------       -----------         -------        ------------
       Realized gains
        (losses) on fund
        shares.................      (144,355)          (432,614)         (202,522)           (869)         (1,859,859)
Realized gain distributions....            --                 --            83,136              14           4,515,394
                                    ---------        -----------       -----------         -------        ------------
    Net realized gains
     (losses)..................      (144,355)          (432,614)         (119,386)           (855)          2,655,535
Change in unrealized gains
 (losses)......................      (797,283)        (2,600,104)       (3,322,645)           (211)        (14,348,074)
                                    ---------        -----------       -----------         -------        ------------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      (941,638)        (3,032,718)       (3,442,031)         (1,066)        (11,692,539)
                                    ---------        -----------       -----------         -------        ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $(967,079)       $(2,455,529)      $(3,396,060)        $  (584)       $(12,045,911)
                                    =========        ===========       ===========         =======        ============

                                    Fidelity
                                    Variable
                                    Insurance
                                  Products Fund
                                (Service Class 2)
                                   Sub-Account
                                -----------------
                                    VIP Money
                                     Market
                                (Service Class 2)
                                -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $   396,205
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................       (204,935)
    Administrative
     expense...................        (50,870)
                                   -----------
    Net investment income
     (loss)....................        140,400
                                   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     12,855,416
    Cost of investments
     sold......................     12,855,416
                                   -----------
       Realized gains
        (losses) on fund
        shares.................             --
Realized gain distributions....             --
                                   -----------
    Net realized gains
     (losses)..................             --
Change in unrealized gains
 (losses)......................             --
                                   -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............             --
                                   -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $   140,400
                                   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Fidelity         Franklin       Franklin        Franklin         Franklin
                                          Variable        Templeton      Templeton        Templeton       Templeton
                                          Insurance        Variable       Variable        Variable         Variable
                                        Products Fund     Insurance      Insurance        Insurance       Insurance
                                      (Service Class 2) Products Trust Products Trust  Products Trust   Products Trust
                                         Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account
                                      ----------------- -------------- -------------- ----------------- --------------
                                                           Franklin       Franklin
                                                           Flex Cap      Growth and                        Franklin
                                        VIP Overseas        Growth         Income       Franklin High       Income
                                      (Service Class 2)   Securities     Securities   Income Securities   Securities
                                      ----------------- -------------- -------------- ----------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $   5,324      $     5,515    $  1,995,468     $   968,048     $ 14,038,354
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................        (2,774)         (66,840)       (832,897)       (135,798)      (3,541,387)
    Administrative expense...........          (274)         (12,740)       (157,721)        (26,641)        (582,065)
                                          ---------      -----------    ------------     -----------     ------------
    Net investment income
     (loss)..........................         2,276          (74,065)      1,004,850         805,609        9,914,902
                                          ---------      -----------    ------------     -----------     ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............        30,213        1,084,264      15,645,220       3,069,401       75,862,756
    Cost of investments sold.........        40,443        1,067,067      19,586,660       3,415,161       84,680,484
                                          ---------      -----------    ------------     -----------     ------------
       Realized gains (losses)
        on fund shares...............       (10,230)          17,197      (3,941,440)       (345,760)      (8,817,728)
Realized gain distributions..........        16,982               --       5,522,951              --        5,878,179
                                          ---------      -----------    ------------     -----------     ------------
    Net realized gains
     (losses)........................         6,752           17,197       1,581,511        (345,760)      (2,939,549)
Change in unrealized gains
 (losses)............................      (128,206)      (1,936,776)    (29,021,121)     (3,012,907)     (94,024,615)
                                          ---------      -----------    ------------     -----------     ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................      (121,454)      (1,919,579)    (27,439,610)     (3,358,667)     (96,964,164)
                                          ---------      -----------    ------------     -----------     ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $(119,178)     $(1,993,644)   $(26,434,760)    $(2,553,058)    $(87,049,262)
                                          =========      ===========    ============     ===========     ============

                                         Franklin
                                        Templeton
                                         Variable
                                        Insurance
                                      Products Trust
                                       Sub-Account
                                      --------------
                                         Franklin
                                        Large Cap
                                          Growth
                                        Securities
                                      --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    835,399
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (868,127)
    Administrative expense...........      (148,991)
                                       ------------
    Net investment income
     (loss)..........................      (181,719)
                                       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    12,235,232
    Cost of investments sold.........    14,265,981
                                       ------------
       Realized gains (losses)
        on fund shares...............    (2,030,749)
Realized gain distributions..........     4,295,764
                                       ------------
    Net realized gains
     (losses)........................     2,265,015
Change in unrealized gains
 (losses)............................   (29,065,414)
                                       ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (26,800,399)
                                       ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(26,982,118)
                                       ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                             Franklin       Franklin       Franklin       Franklin       Franklin
                                            Templeton      Templeton      Templeton      Templeton      Templeton
                                             Variable       Variable       Variable       Variable       Variable
                                            Insurance      Insurance      Insurance      Insurance      Insurance
                                          Products Trust Products Trust Products Trust Products Trust Products Trust
                                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                          -------------- -------------- -------------- -------------- --------------
                                                            Franklin
                                             Franklin        Small
                                            Small Cap       Mid-Cap                        Mutual
                                              Value          Growth     Franklin U.S.    Discovery    Mutual Shares
                                            Securities     Securities     Government     Securities     Securities
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    600,318   $        --    $ 1,750,433    $    638,827   $  4,866,151
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (704,793)      (35,036)      (497,450)       (397,425)    (2,305,215)
    Administrative expense...............      (128,388)       (6,861)       (89,792)        (68,588)      (400,334)
                                           ------------   -----------    -----------    ------------   ------------
    Net investment income (loss).........      (232,863)      (41,897)     1,163,191         172,814      2,160,602
                                           ------------   -----------    -----------    ------------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    15,405,226       607,043     15,176,621       7,691,150     49,264,228
    Cost of investments sold.............    16,159,452       522,753     15,122,502       8,241,376     52,813,515
                                           ------------   -----------    -----------    ------------   ------------
       Realized gains (losses) on
        fund shares......................      (754,226)       84,290         54,119        (550,226)    (3,549,287)
Realized gain distributions..............     4,157,698       321,419             --       1,196,812      6,921,296
                                           ------------   -----------    -----------    ------------   ------------
    Net realized gains (losses)..........     3,403,472       405,709         54,119         646,586      3,372,009
Change in unrealized gains (losses)......   (22,391,996)   (1,742,072)     1,022,427     (10,712,026)   (81,144,632)
                                           ------------   -----------    -----------    ------------   ------------
    Net realized and unrealized gains
     (losses) on investments.............   (18,988,524)   (1,336,363)     1,076,546     (10,065,440)   (77,772,623)
                                           ------------   -----------    -----------    ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(19,221,387)  $(1,378,260)   $ 2,239,737    $ (9,892,626)  $(75,612,021)
                                           ============   ===========    ===========    ============   ============

                                             Franklin
                                            Templeton
                                             Variable
                                            Insurance
                                          Products Trust
                                           Sub-Account
                                          --------------

                                            Templeton
                                            Developing
                                             Markets
                                            Securities
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    968,197
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (501,872)
    Administrative expense...............       (87,178)
                                           ------------
    Net investment income (loss).........       379,147
                                           ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    12,753,410
    Cost of investments sold.............    13,252,409
                                           ------------
       Realized gains (losses) on
        fund shares......................      (498,999)
Realized gain distributions..............     7,257,312
                                           ------------
    Net realized gains (losses)..........     6,758,313
Change in unrealized gains (losses)......   (31,906,724)
                                           ------------
    Net realized and unrealized gains
     (losses) on investments.............   (25,148,411)
                                           ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(24,769,264)
                                           ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                         Franklin       Franklin       Franklin
                                        Templeton      Templeton      Templeton    Goldman Sachs  Goldman Sachs Goldman Sachs
                                         Variable       Variable       Variable       Variable      Variable      Variable
                                        Insurance      Insurance      Insurance      Insurance      Insurance     Insurance
                                      Products Trust Products Trust Products Trust     Trust          Trust         Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                      -------------- -------------- -------------- -------------- ------------- -------------
                                        Templeton      Templeton      Templeton                        VIT
                                         Foreign     Global Income      Growth          VIT        Growth and        VIT
                                        Securities     Securities     Securities   Capital Growth    Income     Mid Cap Value
                                      -------------- -------------- -------------- -------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   4,284,206    $  128,390    $    43,306      $     40     $   134,033   $    65,900
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (2,464,596)      (44,872)       (31,264)         (384)       (105,279)      (95,013)
    Administrative expense...........      (427,863)       (8,044)        (3,644)          (78)        (20,708)      (18,748)
                                      -------------    ----------    -----------      --------     -----------   -----------
    Net investment income
     (loss)..........................     1,391,747        75,474          8,398          (422)          8,046       (47,861)
                                      -------------    ----------    -----------      --------     -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    50,449,940     1,658,359      1,127,013         3,069       2,395,448     1,803,539
    Cost of investments sold.........    52,058,181     1,470,411      1,191,070         3,107       2,969,426     2,387,041
                                      -------------    ----------    -----------      --------     -----------   -----------
       Realized gains (losses)
        on fund shares...............    (1,608,241)      187,948        (64,057)          (38)       (573,978)     (583,502)
Realized gain distributions..........    17,534,116            --        170,651            --             664        11,800
                                      -------------    ----------    -----------      --------     -----------   -----------
    Net realized gains (losses)......    15,925,875       187,948        106,594           (38)       (573,314)     (571,702)
Change in unrealized gains
 (losses)............................  (107,344,430)     (138,186)    (1,396,365)      (15,510)     (2,479,967)   (2,329,918)
                                      -------------    ----------    -----------      --------     -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (91,418,555)       49,762     (1,289,771)      (15,548)     (3,053,281)   (2,901,620)
                                      -------------    ----------    -----------      --------     -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $ (90,026,808)   $  125,236    $(1,281,373)     $(15,970)    $(3,045,235)  $(2,949,481)
                                      =============    ==========    ===========      ========     ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                      Goldman Sachs Goldman Sachs Goldman Sachs
                                        Variable      Variable      Variable                      Janus            Janus
                                        Insurance     Insurance     Insurance      Janus       Aspen Series     Aspen Series
                                          Trust         Trust         Trust     Aspen Series (Service Shares) (Service Shares)
                                       Sub-Account   Sub-Account   Sub-Account  Sub-Account    Sub-Account      Sub-Account
                                      ------------- ------------- ------------- ------------ ---------------- ----------------
                                           VIT           VIT                                                   International
                                        Strategic    Structured        VIT                    Foreign Stock        Growth
                                      International   Small Cap    Structured      Forty         (Service         (Service
                                         Equity        Equity      U.S. Equity   Portfolio   Shares) (j)(al)  Shares) (k)(al)
                                      ------------- ------------- ------------- ------------ ---------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   110     $    90,063   $   171,136    $     26       $  1,613         $    444
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......        (47)       (209,633)     (156,678)       (276)          (233)            (344)
    Administrative expense...........         (4)        (38,583)      (30,007)        (20)           (17)             (25)
                                         -------     -----------   -----------    --------       --------         --------
    Net investment income
     (loss)..........................         59        (158,153)      (15,549)       (270)         1,363               75
                                         -------     -----------   -----------    --------       --------         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      1,398       4,161,821     2,338,552         883         51,334              355
    Cost of investments sold.........      1,465       6,430,882     3,009,022         647         34,942              571
                                         -------     -----------   -----------    --------       --------         --------
       Realized gains (losses)
        on fund shares...............        (67)     (2,269,061)     (670,470)        236         16,392             (216)
Realized gain distributions..........        214          22,726        96,008          --            564            6,415
                                         -------     -----------   -----------    --------       --------         --------
    Net realized gains (losses)......        147      (2,246,335)     (574,462)        236         16,956            6,199
Change in unrealized gains
 (losses)............................     (2,842)     (3,528,223)   (4,454,161)    (10,286)       (21,539)         (33,557)
                                         -------     -----------   -----------    --------       --------         --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (2,695)     (5,774,558)   (5,028,623)    (10,050)        (4,583)         (27,358)
                                         -------     -----------   -----------    --------       --------         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(2,636)    $(5,932,711)  $(5,044,172)   $(10,320)      $ (3,220)        $(27,283)
                                         =======     ===========   ===========    ========       ========         ========

--------
(j)For the period beginning January 1, 2008 and ended April 29, 2008
(k)For the period beginning April 30, 2008 and ended December 31, 2008
(al)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                         Lazard      Legg Mason       Legg Mason
                                       Retirement  Variable Income Partners Variable Lord Abbett   Lord Abbett    Lord Abbett
                                      Series, Inc.      Trust      Portfolios I, Inc Series Fund   Series Fund    Series Fund
                                      Sub-Account    Sub-Account      Sub-Account    Sub-Account   Sub-Account    Sub-Account
                                      ------------ --------------- ----------------- -----------  -------------- ------------
                                                     Legg Mason       Legg Mason
                                        Emerging      Variable         Variable
                                        Markets      Fundamental       Investors                                  Growth and
                                         Equity    Value Portfolio    Portfolio I     All Value   Bond-Debenture    Income
                                      ------------ --------------- ----------------- -----------  -------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $     27       $    22          $    16      $    62,796   $ 2,276,872   $    502,276
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......       (188)          (71)             (89)        (173,863)     (504,217)      (499,456)
    Administrative expense...........        (13)           (5)              (6)         (31,141)      (87,407)       (85,085)
                                        --------       -------          -------      -----------   -----------   ------------
    Net investment income
     (loss)..........................       (174)          (54)             (79)        (142,208)    1,685,248        (82,265)
                                        --------       -------          -------      -----------   -----------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     17,568         5,909            7,574        3,407,742    10,783,572     12,346,932
    Cost of investments sold.........     11,356         7,376            7,269        3,490,454    12,145,015     15,067,020
                                        --------       -------          -------      -----------   -----------   ------------
       Realized gains (losses)
        on fund shares...............      6,212        (1,467)             305          (82,712)   (1,361,443)    (2,720,088)
Realized gain distributions..........        693             5              243           71,923        86,491        117,587
                                        --------       -------          -------      -----------   -----------   ------------
    Net realized gains (losses)......      6,905        (1,462)             548          (10,789)   (1,274,952)    (2,602,501)
Change in unrealized gains
 (losses)............................    (10,004)          256           (2,273)      (4,042,712)   (7,763,417)   (14,090,240)
                                        --------       -------          -------      -----------   -----------   ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (3,099)       (1,206)          (1,725)      (4,053,501)   (9,038,369)   (16,692,741)
                                        --------       -------          -------      -----------   -----------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ (3,273)      $(1,260)         $(1,804)     $(4,195,709)  $(7,353,121)  $(16,775,006)
                                        ========       =======          =======      ===========   ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                      MFS Variable  MFS Variable  MFS Variable   MFS Variable
                                          Lord Abbett   Lord Abbett    Insurance     Insurance      Insurance     Insurance
                                          Series Fund   Series Fund      Trust         Trust          Trust         Trust
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                         ------------- ------------  -------------- ------------ --------------- ------------
                                            Growth        Mid-Cap                       MFS            MFS         MFS New
                                         Opportunities     Value     MFS Growth (l) High Income  Investors Trust  Discovery
                                         ------------- ------------  -------------- ------------ --------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $        --  $    465,119    $   3,015     $  58,633     $    21,043   $        --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........     (230,332)     (529,271)     (15,104)       (7,286)        (29,383)      (27,299)
    Administrative expense..............      (40,676)      (89,912)      (2,287)         (841)         (3,627)       (2,948)
                                          -----------  ------------    ---------     ---------     -----------   -----------
    Net investment income
     (loss).............................     (271,008)     (154,064)     (14,376)       50,506         (11,967)      (30,247)
                                          -----------  ------------    ---------     ---------     -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    4,536,822    10,965,262      444,994       164,200         610,608       645,539
    Cost of investments sold............    5,032,675    15,135,273      517,581       193,222         547,120       733,715
                                          -----------  ------------    ---------     ---------     -----------   -----------
       Realized gains (losses) on
        fund shares.....................     (495,853)   (4,170,011)     (72,587)      (29,022)         63,488       (88,176)
Realized gain distributions.............      222,740     1,554,233           --            --         173,747       471,814
                                          -----------  ------------    ---------     ---------     -----------   -----------
    Net realized gains (losses).........     (273,113)   (2,615,778)     (72,587)      (29,022)        237,235       383,638
Change in unrealized gains
 (losses)...............................   (7,299,204)  (16,379,315)    (443,070)     (218,880)     (1,171,223)   (1,439,246)
                                          -----------  ------------    ---------     ---------     -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments........................   (7,572,317)  (18,995,093)    (515,657)     (247,902)       (933,988)   (1,055,608)
                                          -----------  ------------    ---------     ---------     -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(7,843,325) $(19,149,157)   $(530,033)    $(197,396)    $  (945,955)  $(1,085,855)
                                          ===========  ============    =========     =========     ===========   ===========

--------
(l)Previously known as MFS Emerging Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                 MFS Variable      MFS Variable    MFS Variable
                                      MFS Variable MFS Variable MFS Variable       Insurance         Insurance       Insurance
                                       Insurance    Insurance     Insurance          Trust             Trust           Trust
                                         Trust        Trust         Trust       (Service Class)   (Service Class) (Service Class)
                                      Sub-Account  Sub-Account   Sub-Account      Sub-Account       Sub-Account     Sub-Account
                                      ------------ ------------ ------------- ------------------- --------------- ---------------
                                                                                                   MFS Investors      MFS New
                                          MFS      MFS Research                   MFS Growth           Trust         Discovery
                                        Research       Bond     MFS Utilities (Service Class) (m) (Service Class) (Service Class)
                                      ------------ ------------ ------------- ------------------- --------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   4,821    $  60,813     $   3,410        $      --         $   2,827       $      --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (11,199)     (23,211)       (3,235)          (7,112)           (6,802)         (6,130)
    Administrative expense...........     (2,139)      (2,492)         (423)            (886)             (858)           (669)
                                       ---------    ---------     ---------        ---------         ---------       ---------
    Net investment income
     (loss)..........................     (8,517)      35,110          (248)          (7,998)           (4,833)         (6,799)
                                       ---------    ---------     ---------        ---------         ---------       ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    211,453      585,819       190,356          130,652           252,638         268,595
    Cost of investments sold.........    224,889      604,147       190,286          110,652           216,770         280,861
                                       ---------    ---------     ---------        ---------         ---------       ---------
       Realized gains (losses)
        on fund shares...............    (13,436)     (18,328)           70           20,000            35,868         (12,266)
Realized gain distributions..........         --           --        35,298               --            37,952          94,759
                                       ---------    ---------     ---------        ---------         ---------       ---------
    Net realized gains (losses)......    (13,436)     (18,328)       35,368           20,000            73,820          82,493
Change in unrealized gains
 (losses)............................   (368,756)     (87,144)     (163,150)        (239,257)         (246,968)       (303,824)
                                       ---------    ---------     ---------        ---------         ---------       ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (382,192)    (105,472)     (127,782)        (219,257)         (173,148)       (221,331)
                                       ---------    ---------     ---------        ---------         ---------       ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(390,709)   $ (70,362)    $(128,030)       $(227,255)        $(177,981)      $(228,130)
                                       =========    =========     =========        =========         =========       =========

--------
(m)Previously known as MFS Emerging Growth (Service Class)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                       MFS Variable    MFS Variable   Morgan Stanley Morgan Stanley  Morgan Stanley
                                         Insurance       Insurance       Variable       Variable        Variable
                                           Trust           Trust        Investment     Investment      Investment
                                      (Service Class) (Service Class)     Series         Series          Series
                                        Sub-Account     Sub-Account    Sub-Account    Sub-Account      Sub-Account
                                      --------------- --------------- -------------- -------------- -----------------
                                       MFS Research    MFS Utilities    Aggressive      Dividend         Capital
                                      (Service Class) (Service Class)     Equity         Growth     Opportunities (n)
                                      --------------- --------------- -------------- -------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $     990      $    21,459    $     37,960  $   1,256,906    $     601,737
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................       (4,382)         (22,697)       (233,127)    (3,272,491)      (2,979,085)
    Administrative expense...........         (523)          (2,332)        (27,562)      (327,917)        (295,174)
                                         ---------      -----------    ------------  -------------    -------------
    Net investment income
     (loss)..........................       (3,915)          (3,570)       (222,729)    (2,343,502)      (2,672,522)
                                         ---------      -----------    ------------  -------------    -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      173,714          309,689       4,947,933     62,679,147       51,776,647
    Cost of investments sold.........      135,524          230,989       4,359,538     53,282,823       55,722,105
                                         ---------      -----------    ------------  -------------    -------------
       Realized gains (losses)
        on fund shares...............       38,190           78,700         588,395      9,396,324       (3,945,458)
Realized gain distributions..........           --          261,233              --             --               --
                                         ---------      -----------    ------------  -------------    -------------
    Net realized gains
     (losses)........................       38,190          339,933         588,395      9,396,324       (3,945,458)
Change in unrealized gains
 (losses)............................     (160,313)      (1,053,569)    (10,603,671)  (119,866,802)    (127,134,589)
                                         ---------      -----------    ------------  -------------    -------------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (122,123)        (713,636)    (10,015,276)  (110,470,478)    (131,080,047)
                                         ---------      -----------    ------------  -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(126,038)     $  (717,206)   $(10,238,005) $(112,813,980)   $(133,752,569)
                                         =========      ===========    ============  =============    =============

                                      Morgan Stanley
                                         Variable
                                        Investment
                                          Series
                                       Sub-Account
                                      --------------
                                         European
                                        Equity (o)
                                      --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  2,232,409
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (1,079,631)
    Administrative expense...........      (108,274)
                                       ------------
    Net investment income
     (loss)..........................     1,044,504
                                       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    20,225,276
    Cost of investments sold.........    17,371,060
                                       ------------
       Realized gains (losses)
        on fund shares...............     2,854,216
Realized gain distributions..........    15,441,720
                                       ------------
    Net realized gains
     (losses)........................    18,295,936
Change in unrealized gains
 (losses)............................   (65,197,374)
                                       ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (46,901,438)
                                       ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(45,856,934)
                                       ============

--------
(n)Previously known as Equity
(o)Previously known as European Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                      Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley  Morgan Stanley
                                         Variable       Variable       Variable       Variable       Variable        Variable
                                        Investment     Investment     Investment     Investment     Investment      Investment
                                          Series         Series         Series         Series         Series          Series
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account    Sub-Account
                                      -------------- -------------- -------------- -------------- --------------- --------------
                                                         Global
                                          Global        Dividend                                                     Limited
                                        Advantage        Growth       High Yield   Income Builder Income Plus (p)    Duration
                                      -------------- -------------- -------------- -------------- --------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   104,188    $  2,650,425   $   414,581    $   164,399    $  2,444,867    $   378,536
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (122,324)     (1,162,603)     (214,672)      (264,415)     (1,577,816)      (257,303)
    Administrative expense...........      (13,676)       (117,918)      (21,401)       (29,391)       (156,669)       (29,659)
                                       -----------    ------------   -----------    -----------    ------------    -----------
    Net investment income
     (loss)..........................      (31,812)      1,369,904       178,508       (129,407)        710,382         91,574
                                       -----------    ------------   -----------    -----------    ------------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    2,502,378      23,667,895     4,239,249      5,837,878      33,822,151      7,600,829
    Cost of investments sold.........    2,424,786      25,443,466     7,016,602      6,280,179      36,125,857      9,074,615
                                       -----------    ------------   -----------    -----------    ------------    -----------
       Realized gains (losses)
        on fund shares...............       77,592      (1,775,571)   (2,777,353)      (442,301)     (2,303,706)    (1,473,786)
Realized gain distributions..........           --      18,497,046            --      3,209,653              --             --
                                       -----------    ------------   -----------    -----------    ------------    -----------
    Net realized gains (losses)......       77,592      16,721,475    (2,777,353)     2,767,352      (2,303,706)    (1,473,786)
Change in unrealized gains
 (losses)............................   (5,285,454)    (64,782,183)   (1,680,026)    (8,837,682)    (11,825,608)    (2,284,250)
                                       -----------    ------------   -----------    -----------    ------------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (5,207,862)    (48,060,708)   (4,457,379)    (6,070,330)    (14,129,314)    (3,758,036)
                                       -----------    ------------   -----------    -----------    ------------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(5,239,674)   $(46,690,804)  $(4,278,871)   $(6,199,737)   $(13,418,932)   $(3,666,462)
                                       ===========    ============   ===========    ===========    ============    ===========

--------
(p)Previously known as Quality Income Plus

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                                   Morgan Stanley
                                      Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley     Variable
                                         Variable       Variable       Variable       Variable       Investment
                                        Investment     Investment     Investment     Investment        Series
                                          Series         Series         Series         Series     (Class Y Shares)
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account
                                      -------------- -------------- -------------- -------------- ----------------
                                                                                                     Aggressive
                                                                                                       Equity
                                       Money Market  S&P 500 Index    Strategist     Utilities    (Class Y Shares)
                                      -------------- -------------- -------------- -------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 2,564,248    $  1,126,382   $  1,271,082   $    596,633    $         --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (1,348,871)       (601,460)    (2,098,189)    (1,202,615)       (301,127)
    Administrative expense...........     (140,969)        (68,682)      (208,987)      (116,610)        (56,859)
                                       -----------    ------------   ------------   ------------    ------------
    Net investment income
     (loss)..........................    1,074,408         456,240     (1,036,094)      (722,592)       (357,986)
                                       -----------    ------------   ------------   ------------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   33,955,489      12,186,015     36,912,903     22,800,506       5,425,670
    Cost of investments sold.........   33,955,489      11,511,650     41,721,435     23,534,771       4,068,562
                                       -----------    ------------   ------------   ------------    ------------
       Realized gains (losses)
        on fund shares...............           --         674,365     (4,808,532)      (734,265)      1,357,108
Realized gain distributions..........           --              --     16,528,351     18,521,470              --
                                       -----------    ------------   ------------   ------------    ------------
    Net realized gains
     (losses)........................           --         674,365     11,719,819     17,787,205       1,357,108
Change in unrealized gains
 (losses)............................           --     (21,459,640)   (56,472,529)   (54,762,839)    (13,183,905)
                                       -----------    ------------   ------------   ------------    ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................           --     (20,785,275)   (44,752,710)   (36,975,634)    (11,826,797)
                                       -----------    ------------   ------------   ------------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 1,074,408    $(20,329,035)  $(45,788,804)  $(37,698,226)   $(12,184,783)
                                       ===========    ============   ============   ============    ============

                                       Morgan Stanley
                                          Variable
                                         Investment
                                           Series
                                      (Class Y Shares)
                                        Sub-Account
                                      ----------------
                                          Dividend
                                           Growth
                                      (Class Y Shares)
                                      ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    345,429
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (1,198,018)
    Administrative expense...........       (237,907)
                                        ------------
    Net investment income
     (loss)..........................     (1,090,496)
                                        ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     19,331,885
    Cost of investments sold.........     17,987,771
                                        ------------
       Realized gains (losses)
        on fund shares...............      1,344,114
Realized gain distributions..........             --
                                        ------------
    Net realized gains
     (losses)........................      1,344,114
Change in unrealized gains
 (losses)............................    (36,801,617)
                                        ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (35,457,503)
                                        ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(36,547,999)
                                        ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                   Morgan Stanley       Morgan Stanley     Morgan Stanley   Morgan Stanley   Morgan Stanley
                                      Variable             Variable           Variable         Variable         Variable
                                     Investment           Investment         Investment       Investment       Investment
                                       Series               Series             Series           Series           Series
                                  (Class Y Shares)     (Class Y Shares)   (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                    Sub-Account          Sub-Account        Sub-Account      Sub-Account      Sub-Account
                                -------------------- -------------------- ---------------- ---------------- ----------------
                                      Capital              European            Global           Global
                                   Opportunities            Equity           Advantage     Dividend Growth     High Yield
                                (Class Y Shares) (q) (Class Y Shares) (r) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                -------------------- -------------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $    141,631         $    623,666       $    52,440      $  1,164,577     $   442,165
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................       (1,099,757)            (400,729)         (101,945)         (649,173)       (264,082)
    Administrative
     expense...................         (214,630)             (79,287)          (19,970)         (129,735)        (55,238)
                                    ------------         ------------       -----------      ------------     -----------
    Net investment income
     (loss)....................       (1,172,756)             143,650           (69,475)          385,669         122,845
                                    ------------         ------------       -----------      ------------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       20,242,968            7,784,184         2,148,437        12,910,902       5,756,984
    Cost of investments
     sold......................       17,355,179            6,504,016         1,854,341        13,681,060       6,674,276
                                    ------------         ------------       -----------      ------------     -----------
       Realized gains
        (losses) on fund
        shares.................        2,887,789            1,280,168           294,096          (770,158)       (917,292)
Realized gain distributions....               --            5,052,791                --         9,349,457              --
                                    ------------         ------------       -----------      ------------     -----------
    Net realized gains
     (losses)..................        2,887,789            6,332,959           294,096         8,579,299        (917,292)
Change in unrealized gains
 (losses)......................      (45,803,300)         (21,660,306)       (4,248,365)      (32,212,590)     (3,741,513)
                                    ------------         ------------       -----------      ------------     -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      (42,915,511)         (15,327,347)       (3,954,269)      (23,633,291)     (4,658,805)
                                    ------------         ------------       -----------      ------------     -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $(44,088,267)        $(15,183,697)      $(4,023,744)     $(23,247,622)    $(4,535,960)
                                    ============         ============       ===========      ============     ===========

                                 Morgan Stanley
                                    Variable
                                   Investment
                                     Series
                                (Class Y Shares)
                                  Sub-Account
                                ----------------
                                     Income
                                    Builder
                                (Class Y Shares)
                                ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   181,320
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (346,889)
    Administrative
     expense...................       (65,206)
                                  -----------
    Net investment income
     (loss)....................      (230,775)
                                  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    12,366,305
    Cost of investments
     sold......................    13,178,306
                                  -----------
       Realized gains
        (losses) on fund
        shares.................      (812,001)
Realized gain distributions....     3,809,499
                                  -----------
    Net realized gains
     (losses)..................     2,997,498
Change in unrealized gains
 (losses)......................    (9,926,937)
                                  -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    (6,929,439)
                                  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(7,160,214)
                                  ===========

--------
(q)Previously known as Equity (Class Y Shares)
(r)Previously known as European Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                       Morgan Stanley     Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                          Variable           Variable         Variable         Variable         Variable
                                         Investment         Investment       Investment       Investment       Investment
                                           Series             Series           Series           Series           Series
                                      (Class Y Shares)   (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                        Sub-Account        Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                    -------------------- ---------------- ---------------- ---------------- ----------------
                                                             Limited
                                        Income Plus          Duration       Money Market    S&P 500 Index      Strategist
                                    (Class Y Shares) (s) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                    -------------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................     $  3,142,849       $  1,420,456     $ 2,329,197      $  2,228,340     $    492,005
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk..........................       (2,337,037)        (1,133,858)     (1,507,346)       (1,496,691)      (1,013,886)
    Administrative expense.........         (461,267)          (229,440)       (336,945)         (295,423)        (201,129)
                                        ------------       ------------     -----------      ------------     ------------
    Net investment income
     (loss)........................          344,545             57,158         484,906           436,226         (723,010)
                                        ------------       ------------     -----------      ------------     ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............       48,395,047         25,197,246      57,131,366        25,400,960       19,295,332
    Cost of investments sold.......       51,705,751         30,198,400      57,131,366        23,035,883       21,954,151
                                        ------------       ------------     -----------      ------------     ------------
       Realized gains
        (losses) on fund
        shares.....................       (3,310,704)        (5,001,154)             --         2,365,077       (2,658,819)
Realized gain distributions........               --                 --              --                --        6,961,527
                                        ------------       ------------     -----------      ------------     ------------
    Net realized gains
     (losses)......................       (3,310,704)        (5,001,154)             --         2,365,077        4,302,708
Change in unrealized gains
 (losses)..........................      (15,792,304)       (10,074,222)             --       (50,385,982)     (23,089,046)
                                        ------------       ------------     -----------      ------------     ------------
    Net realized and unrealized
     gains (losses) on
     investments...................      (19,103,008)       (15,075,376)             --       (48,020,905)     (18,786,338)
                                        ------------       ------------     -----------      ------------     ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................     $(18,758,463)      $(15,018,218)    $   484,906      $(47,584,679)    $(19,509,348)
                                        ============       ============     ===========      ============     ============

                                     Morgan Stanley
                                        Variable
                                       Investment
                                         Series
                                    (Class Y Shares)
                                      Sub-Account
                                    ----------------

                                       Utilities
                                    (Class Y Shares)
                                    ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................   $    130,581
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk..........................       (334,903)
    Administrative expense.........        (60,484)
                                      ------------
    Net investment income
     (loss)........................       (264,806)
                                      ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............      6,798,854
    Cost of investments sold.......      7,073,837
                                      ------------
       Realized gains
        (losses) on fund
        shares.....................       (274,983)
Realized gain distributions........      4,573,679
                                      ------------
    Net realized gains
     (losses)......................      4,298,696
Change in unrealized gains
 (losses)..........................    (13,515,252)
                                      ------------
    Net realized and unrealized
     gains (losses) on
     investments...................     (9,216,556)
                                      ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................   $ (9,481,362)
                                      ============

--------
(s)Previously known as Quality Income Plus (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Neuberger & Neuberger &
                                            Berman       Berman
                                           Advisors     Advisors    Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                                          Management   Management    Variable      Variable      Variable      Variable
                                             Trust       Trust     Account Funds Account Funds Account Funds Account Funds
                                          Sub-Account Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                          ----------- ------------ ------------- ------------- ------------- -------------
                                                                                  Oppenheimer                 Oppenheimer
                                           AMT Mid-                 Oppenheimer     Capital     Oppenheimer     Global
                                          Cap Growth  AMT Partners   Balanced    Appreciation    Core Bond    Securities
                                          ----------- ------------ ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $   --      $    288    $   135,973   $    12,535   $   162,156   $   135,974
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (42)         (936)       (52,771)     (100,642)      (38,790)      (98,438)
    Administrative expense...............       (4)         (182)        (6,507)      (11,973)       (4,218)      (11,570)
                                            ------      --------    -----------   -----------   -----------   -----------
    Net investment income (loss).........      (46)         (830)        76,695      (100,080)      119,148        25,966
                                            ------      --------    -----------   -----------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    5,344        50,117      2,362,235     2,701,591     1,182,464     3,083,746
    Cost of investments sold.............    5,344        49,585      2,814,478     2,648,033     1,377,239     2,936,867
                                            ------      --------    -----------   -----------   -----------   -----------
       Realized gains (losses) on
        fund shares......................       --           532       (452,243)       53,558      (194,775)      146,879
Realized gain distributions..............       --         9,097        327,953            --            --       597,455
                                            ------      --------    -----------   -----------   -----------   -----------
    Net realized gains (losses)..........       --         9,629       (124,290)       53,558      (194,775)      744,334
Change in unrealized gains (losses)......     (941)      (48,884)    (1,827,635)   (4,400,287)   (1,265,389)   (4,733,021)
                                            ------      --------    -----------   -----------   -----------   -----------
    Net realized and unrealized gains
     (losses) on investments.............     (941)      (39,255)    (1,951,925)   (4,346,729)   (1,460,164)   (3,988,687)
                                            ------      --------    -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ (987)     $(40,085)   $(1,875,230)  $(4,446,809)  $(1,341,016)  $(3,962,721)
                                            ======      ========    ===========   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                                               Oppenheimer
                                                                                                                Variable
                                       Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer    Account Funds
                                        Variable      Variable      Variable      Variable       Variable    (Service Shares
                                      Account Funds Account Funds Account Funds Account Funds Account Funds      ("SS"))
                                       Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account     Sub-Account
                                      ------------- ------------- ------------- ------------- -------------- ---------------
                                                                   Oppenheimer
                                       Oppenheimer   Oppenheimer   Main Street   Oppenheimer   Oppenheimer     Oppenheimer
                                       High Income   Main Street  Small Cap (t)  MidCap Fund  Strategic Bond  Balanced (SS)
                                      ------------- ------------- ------------- ------------- -------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    98,017   $    72,490   $    15,663    $      --    $   326,077    $    805,872
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (14,978)      (55,276)      (34,113)     (16,176)       (75,048)       (400,910)
    Administrative expense...........       (1,625)       (7,776)       (3,397)      (2,305)       (10,792)        (75,744)
                                       -----------   -----------   -----------    ---------    -----------    ------------
    Net investment income
     (loss)..........................       81,414         9,438       (21,847)     (18,481)       240,237         329,218
                                       -----------   -----------   -----------    ---------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      315,886     1,793,247     1,159,473      614,250      2,793,564      10,150,633
    Cost of investments sold.........      487,278     1,783,748     1,022,320      642,257      2,689,269      12,496,892
                                       -----------   -----------   -----------    ---------    -----------    ------------
       Realized gains (losses)
        on fund shares...............     (171,392)        9,499       137,153      (28,007)       104,295      (2,346,259)
Realized gain distributions..........           --       314,974       173,923           --         75,349       2,166,687
                                       -----------   -----------   -----------    ---------    -----------    ------------
    Net realized gains (losses)......     (171,392)      324,473       311,076      (28,007)       179,644        (179,572)
Change in unrealized gains
 (losses)............................   (1,090,604)   (2,330,029)   (1,569,204)    (687,041)    (1,239,638)    (15,311,712)
                                       -----------   -----------   -----------    ---------    -----------    ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,261,996)   (2,005,556)   (1,258,128)    (715,048)    (1,059,994)    (15,491,284)
                                       -----------   -----------   -----------    ---------    -----------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,180,582)  $(1,996,118)  $(1,279,975)   $(733,529)   $  (819,757)   $(15,162,066)
                                       ===========   ===========   ===========    =========    ===========    ============

--------
(t)Previously known as Oppenheimer Main Street Small Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                         Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer      Oppenheimer
                                          Variable         Variable        Variable         Variable        Variable
                                        Account Funds    Account Funds   Account Funds   Account Funds    Account Funds
                                       (Service Shares  (Service Shares (Service Shares (Service Shares  (Service Shares
                                           ("SS"))          ("SS"))         ("SS"))         ("SS"))          ("SS"))
                                         Sub-Account      Sub-Account     Sub-Account     Sub-Account      Sub-Account
                                      ----------------- --------------- --------------- ---------------- ---------------

                                         Oppenheimer                      Oppenheimer                      Oppenheimer
                                           Capital        Oppenheimer       Global        Oppenheimer         Main
                                      Appreciation (SS) Core Bond (SS)  Securities (SS) High Income (SS)   Street (SS)
                                      ----------------- --------------- --------------- ---------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $         --     $  2,260,653    $    441,617     $  2,011,904    $  1,122,735
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................       (834,846)        (655,875)       (437,405)        (366,831)     (1,184,235)
    Administrative expense...........       (151,713)        (108,861)        (84,442)         (68,242)       (218,808)
                                        ------------     ------------    ------------     ------------    ------------
    Net investment income
     (loss)..........................       (986,559)       1,495,917         (80,230)       1,576,831        (280,308)
                                        ------------     ------------    ------------     ------------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     16,315,127       12,096,679      10,132,421        8,484,203      18,592,970
    Cost of investments sold.........     16,298,402       13,776,107      10,858,305       11,119,663      19,549,013
                                        ------------     ------------    ------------     ------------    ------------
       Realized gains (losses)
        on fund shares...............         16,725       (1,679,428)       (725,884)      (2,635,460)       (956,043)
Realized gain distributions..........             --               --       2,368,070               --       5,901,331
                                        ------------     ------------    ------------     ------------    ------------
    Net realized gains
     (losses)........................         16,725       (1,679,428)      1,642,186       (2,635,460)      4,945,288
Change in unrealized gains
 (losses)............................    (33,884,527)     (20,831,196)    (18,182,167)     (25,237,720)    (46,211,775)
                                        ------------     ------------    ------------     ------------    ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (33,867,802)     (22,510,624)    (16,539,981)     (27,873,180)    (41,266,487)
                                        ------------     ------------    ------------     ------------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(34,854,361)    $(21,014,707)   $(16,620,211)    $(26,296,349)   $(41,546,795)
                                        ============     ============    ============     ============    ============

                                        Oppenheimer
                                         Variable
                                       Account Funds
                                      (Service Shares
                                          ("SS"))
                                        Sub-Account
                                      ---------------
                                        Oppenheimer
                                        Main Street
                                         Small Cap
                                         (SS) (u)
                                      ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $    105,641
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (501,986)
    Administrative expense...........       (93,370)
                                       ------------
    Net investment income
     (loss)..........................      (489,715)
                                       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    10,108,460
    Cost of investments sold.........    10,564,139
                                       ------------
       Realized gains (losses)
        on fund shares...............      (455,679)
Realized gain distributions..........     2,196,953
                                       ------------
    Net realized gains
     (losses)........................     1,741,274
Change in unrealized gains
 (losses)............................   (18,019,807)
                                       ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (16,278,533)
                                       ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(16,768,248)
                                       ============

--------
(u)Previously known as Oppenheimer Main Street Small Cap Growth (SC)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                        Oppenheimer      Oppenheimer
                                          Variable        Variable             PIMCO             PIMCO       PIMCO
                                       Account Funds    Account Funds         Variable         Variable    Variable
                                      (Service Shares  (Service Shares       Insurance         Insurance   Insurance
                                          ("SS"))          ("SS"))             Trust             Trust       Trust
                                        Sub-Account      Sub-Account        Sub-Account       Sub-Account Sub-Account
                                      ---------------- --------------- ---------------------- ----------- -----------

                                                         Oppenheimer                                         PIMCO
                                        Oppenheimer       Strategic         Foreign Bond         Money       Total
                                      MidCap Fund (SS)    Bond (SS)    (US Dollar-Hedged) (v)   Market      Return
                                      ---------------- --------------- ---------------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $        --     $  6,320,591           $   93           $  562      $   293
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (208,378)      (1,692,748)             (44)            (355)         (91)
    Administrative expense...........       (39,249)        (312,709)              (3)             (25)          (6)
                                        -----------     ------------           ------           ------      -------
    Net investment income
     (loss)..........................      (247,627)       4,315,134               46              182          196
                                        -----------     ------------           ------           ------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     4,555,654       36,578,734            1,484            2,967       12,540
    Cost of investments sold.........     4,500,359       37,152,505            1,606            2,967       12,167
                                        -----------     ------------           ------           ------      -------
       Realized gains (losses)
        on fund shares...............        55,295         (573,771)            (122)              --          373
Realized gain distributions..........            --        1,514,136               --               --           68
                                        -----------     ------------           ------           ------      -------
    Net realized gains (losses)......        55,295          940,365             (122)              --          441
Change in unrealized gains
 (losses)............................    (9,048,990)     (25,350,997)             (96)              --         (232)
                                        -----------     ------------           ------           ------      -------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (8,993,695)     (24,410,632)            (218)              --          209
                                        -----------     ------------           ------           ------      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(9,241,322)    $(20,095,498)          $ (172)          $  182      $   405
                                        ===========     ============           ======           ======      =======

                                         PIMCO
                                       Variable
                                       Insurance
                                         Trust
                                      Sub-Account
                                      -----------
                                       PIMCO VIT
                                       Commodity
                                      RealReturn
                                       Strategy
                                      -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   151,176
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......     (48,311)
    Administrative expense...........     (10,300)
                                      -----------
    Net investment income
     (loss)..........................      92,565
                                      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   1,393,613
    Cost of investments sold.........   1,445,080
                                      -----------
       Realized gains (losses)
        on fund shares...............     (51,467)
Realized gain distributions..........      32,111
                                      -----------
    Net realized gains (losses)......     (19,356)
Change in unrealized gains
 (losses)............................  (1,914,727)
                                      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................  (1,934,083)
                                      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $(1,841,518)
                                      ===========

--------
(v)Previously known as Foreign Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                               PIMCO            PIMCO           PIMCO
                                              Variable        Variable        Variable                                 Putnam
                                          Insurance Trust  Insurance Trust Insurance Trust Premier VIT Premier VIT Variable Trust
                                            Sub-Account      Sub-Account     Sub-Account   Sub-Account Sub-Account  Sub-Account
                                          ---------------- --------------- --------------- ----------- ----------- --------------
                                             PIMCO VIT        PIMCO VIT       PIMCO VIT
                                              Emerging       Real Return    Total Return      NACM                  VT American
                                            Markets Bond      (Advisor        (Advisor        Small       OpCap      Government
                                          (Advisor Shares)     Shares)         Shares)       Cap (w)    Balanced       Income
                                          ---------------- --------------- --------------- ----------- ----------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................    $  63,862       $   406,271     $ 1,151,887     $    --     $   191    $ 2,160,798
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (13,650)         (178,128)       (377,155)        (25)       (113)      (570,383)
    Administrative expense...............       (2,956)          (35,593)        (75,491)         (2)         (8)       (85,779)
                                             ---------       -----------     -----------     -------     -------    -----------
    Net investment income (loss).........       47,256           192,550         699,241         (27)         70      1,504,636
                                             ---------       -----------     -----------     -------     -------    -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................      369,959         7,803,483      12,733,430          33         634     14,944,340
    Cost of investments sold.............      408,504         7,755,947      12,468,807          45         967     15,229,639
                                             ---------       -----------     -----------     -------     -------    -----------
       Realized gains (losses) on
        fund shares......................      (38,545)           47,536         264,623         (12)       (333)      (285,299)
Realized gain distributions..............       44,318            12,754         463,741         421       1,035             --
                                             ---------       -----------     -----------     -------     -------    -----------
    Net realized gains (losses)..........        5,773            60,290         728,364         409         702       (285,299)
Change in unrealized gains (losses)......     (231,932)       (1,251,975)       (815,432)     (1,308)     (3,817)    (1,817,286)
                                             ---------       -----------     -----------     -------     -------    -----------
    Net realized and unrealized gains
     (losses) on investments.............     (226,159)       (1,191,685)        (87,068)       (899)     (3,115)    (2,102,585)
                                             ---------       -----------     -----------     -------     -------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................    $(178,903)      $  (999,135)    $   612,173     $  (926)    $(3,045)   $  (597,949)
                                             =========       ===========     ===========     =======     =======    ===========

--------
(w)Previously known as OpCap Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                              Putnam         Putnam         Putnam         Putnam         Putnam
                                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                          -------------- -------------- -------------- -------------- --------------

                                            VT Capital     VT Capital    VT Discovery  VT Diversified   VT Equity
                                           Appreciation  Opportunities      Growth         Income         Income
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    44,158    $    21,052    $        --    $  3,619,112   $    572,570
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........     (125,294)       (55,186)      (144,730)       (672,349)      (346,449)
    Administrative expense...............      (15,773)        (8,411)       (20,698)        (92,029)       (46,744)
                                           -----------    -----------    -----------    ------------   ------------
    Net investment income (loss).........      (96,909)       (42,545)      (165,428)      2,854,734        179,377
                                           -----------    -----------    -----------    ------------   ------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    2,964,746      2,040,164      3,111,514      21,446,759      8,482,930
    Cost of investments sold.............    3,662,507      2,681,275      3,099,102      24,880,351      9,293,535
                                           -----------    -----------    -----------    ------------   ------------
       Realized gains (losses) on
        fund shares......................     (697,761)      (641,111)        12,412      (3,433,592)      (810,605)
Realized gain distributions..............    1,178,081        256,691      1,385,311              --      1,372,314
                                           -----------    -----------    -----------    ------------   ------------
    Net realized gains (losses)..........      480,320       (384,420)     1,397,723      (3,433,592)       561,709
Change in unrealized gains (losses)......   (5,090,637)    (1,566,138)    (7,591,844)    (17,648,095)   (11,495,845)
                                           -----------    -----------    -----------    ------------   ------------
    Net realized and unrealized gains
     (losses) on investments.............   (4,610,317)    (1,950,558)    (6,194,121)    (21,081,687)   (10,934,136)
                                           -----------    -----------    -----------    ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(4,707,226)   $(1,993,103)   $(6,359,549)   $(18,226,953)  $(10,754,759)
                                           ===========    ===========    ===========    ============   ============

                                              Putnam
                                          Variable Trust
                                           Sub-Account
                                          --------------
                                          VT The George
                                           Putnam Fund
                                            of Boston
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $  6,297,106
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........    (1,605,960)
    Administrative expense...............      (245,339)
                                           ------------
    Net investment income (loss).........     4,445,807
                                           ------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    44,262,486
    Cost of investments sold.............    54,038,423
                                           ------------
       Realized gains (losses) on
        fund shares......................    (9,775,937)
Realized gain distributions..............    12,284,517
                                           ------------
    Net realized gains (losses)..........     2,508,580
Change in unrealized gains (losses)......   (67,603,096)
                                           ------------
    Net realized and unrealized gains
     (losses) on investments.............   (65,094,516)
                                           ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(60,648,709)
                                           ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                      Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                            VT
                                       Global Asset    VT Global    VT Growth and    VT Growth      VT Health
                                        Allocation       Equity         Income     Opportunities     Sciences    VT High Yield
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  1,521,820   $    986,994  $   6,497,027   $        --    $        --    $  6,658,039
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (502,459)      (465,726)    (3,495,898)     (166,973)      (516,707)       (871,581)
    Administrative expense...........       (81,910)       (60,350)      (532,027)      (21,235)       (88,986)       (140,103)
                                       ------------   ------------  -------------   -----------    -----------    ------------
    Net investment income
     (loss)..........................       937,451        460,918      2,469,102      (188,208)      (605,693)      5,646,355
                                       ------------   ------------  -------------   -----------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    13,627,680     11,460,347     95,418,183     3,795,292     12,869,162      23,609,173
    Cost of investments sold.........    13,946,867     15,599,616    144,279,192     5,130,498     12,251,831      27,666,931
                                       ------------   ------------  -------------   -----------    -----------    ------------
       Realized gains (losses)
        on fund shares...............      (319,187)    (4,139,269)   (48,861,009)   (1,335,206)       617,331      (4,057,758)
Realized gain distributions..........            --             --     55,864,708            --        401,803              --
                                       ------------   ------------  -------------   -----------    -----------    ------------
    Net realized gains
     (losses)........................      (319,187)    (4,139,269)     7,003,699    (1,335,206)     1,019,134      (4,057,758)
Change in unrealized gains
 (losses)............................   (15,765,375)   (18,252,419)  (147,922,862)   (4,604,291)    (8,474,211)    (20,025,902)
                                       ------------   ------------  -------------   -----------    -----------    ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (16,084,562)   (22,391,688)  (140,919,163)   (5,939,497)    (7,455,077)    (24,083,660)
                                       ------------   ------------  -------------   -----------    -----------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(15,147,111)  $(21,930,770) $(138,450,061)  $(6,127,705)   $(8,060,770)   $(18,437,305)
                                       ============   ============  =============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                      Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                                          VT             VT
                                                           VT       International  International
                                                     International    Growth and        New                            VT
                                        VT Income        Equity         Income     Opportunities   VT Investors  Mid Cap Value
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 12,269,358  $   5,011,823   $    896,117   $    453,918   $    234,099   $    49,182
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (2,123,300)    (2,982,923)      (560,155)      (349,861)    (1,072,095)     (143,030)
    Administrative expense...........      (341,883)      (480,240)       (68,620)       (46,518)      (159,155)      (18,168)
                                       ------------  -------------   ------------   ------------   ------------   -----------
    Net investment income
     (loss)..........................     9,804,175      1,548,660        267,342         57,539       (997,151)     (112,016)
                                       ------------  -------------   ------------   ------------   ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    55,498,599     61,547,864     15,326,200      8,085,014     30,309,773     5,479,433
    Cost of investments sold.........    61,180,961     69,398,211     18,341,407      7,115,266     38,369,097     6,400,639
                                       ------------  -------------   ------------   ------------   ------------   -----------
       Realized gains (losses)
        on fund shares...............    (5,682,362)    (7,850,347)    (3,015,207)       969,748     (8,059,324)     (921,206)
Realized gain distributions..........            --     38,506,987      9,931,349             --             --     2,474,053
                                       ------------  -------------   ------------   ------------   ------------   -----------
    Net realized gains (losses)......    (5,682,362)    30,656,640      6,916,142        969,748     (8,059,324)    1,552,847
Change in unrealized gains
 (losses)............................   (45,213,517)  (156,905,622)   (33,659,268)   (16,167,524)   (35,326,779)   (7,537,402)
                                       ------------  -------------   ------------   ------------   ------------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (50,895,879)  (126,248,982)   (26,743,126)   (15,197,776)   (43,386,103)   (5,984,555)
                                       ------------  -------------   ------------   ------------   ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(41,091,704) $(124,700,322)  $(26,475,784)  $(15,140,237)  $(44,383,254)  $(6,096,571)
                                       ============  =============   ============   ============   ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                      Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                                                      VT OTC &
                                            VT           VT New                       Emerging                    VT Small Cap
                                       Money Market  Opportunities   VT New Value      Growth      VT Research       Value
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  4,329,268   $         --   $  2,205,673   $         --   $    502,204   $  1,193,542
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (2,228,064)      (819,304)    (1,487,860)      (236,587)      (592,781)    (1,016,662)
    Administrative expense...........      (411,853)      (119,857)      (223,398)       (34,130)       (87,373)      (152,084)
                                       ------------   ------------   ------------   ------------   ------------   ------------
    Net investment income
     (loss)..........................     1,689,351       (939,161)       494,415       (270,717)      (177,950)        24,796
                                       ------------   ------------   ------------   ------------   ------------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   107,600,224     17,325,207     34,789,899      4,710,507     13,731,338     25,244,535
    Cost of investments sold.........   107,600,224     25,767,227     45,666,795      7,188,237     15,297,121     31,814,945
                                       ------------   ------------   ------------   ------------   ------------   ------------
       Realized gains (losses)
        on fund shares...............            --     (8,442,020)   (10,876,896)    (2,477,730)    (1,565,783)    (6,570,410)
Realized gain distributions..........            --             --     26,866,459             --             --     20,900,247
                                       ------------   ------------   ------------   ------------   ------------   ------------
    Net realized gains (losses)......            --     (8,442,020)    15,989,563     (2,477,730)    (1,565,783)    14,329,837
Change in unrealized gains
 (losses)............................            --    (22,247,489)   (83,898,957)    (8,369,568)   (21,222,133)   (51,334,649)
                                       ------------   ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................            --    (30,689,509)   (67,909,394)   (10,847,298)   (22,787,916)   (37,004,812)
                                       ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  1,689,351   $(31,628,670)  $(67,414,979)  $(11,118,015)  $(22,965,866)  $(36,980,016)
                                       ============   ============   ============   ============   ============   ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                          Putnam         Putnam         Putnam       RidgeWorth       RidgeWorth
                                      Variable Trust Variable Trust Variable Trust Variable Trust   Variable Trust
                                       Sub-Account    Sub-Account    Sub-Account     Sub-Account     Sub-Account
                                      -------------- -------------- -------------- --------------- ----------------
                                            VT
                                        Utilities                                    RidgeWorth       RidgeWorth
                                        Growth and                                    Large Cap       Large Cap
                                          Income        VT Vista      VT Voyager   Core Equity (x) Growth Stock (y)
                                      -------------- -------------- -------------- --------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    857,832   $         --   $         --    $    25,541     $    27,340
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (464,034)      (591,243)    (2,217,311)       (34,311)       (141,681)
    Administrative expense...........       (66,854)       (85,609)      (353,978)        (5,574)        (15,154)
                                       ------------   ------------   ------------    -----------     -----------
    Net investment income
     (loss)..........................       326,944       (676,852)    (2,571,289)       (14,344)       (129,495)
                                       ------------   ------------   ------------    -----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    13,954,424     15,912,006     54,125,862      1,003,154       3,512,445
    Cost of investments sold.........    11,858,765     18,476,401     75,744,492      1,098,027       4,054,468
                                       ------------   ------------   ------------    -----------     -----------
       Realized gains (losses)
        on fund shares...............     2,095,659     (2,564,395)   (21,618,630)       (94,873)       (542,023)
Realized gain distributions..........            --             --             --        267,560       1,698,475
                                       ------------   ------------   ------------    -----------     -----------
    Net realized gains (losses)......     2,095,659     (2,564,395)   (21,618,630)       172,687       1,156,452
Change in unrealized gains
 (losses)............................   (15,970,280)   (23,245,175)   (55,684,831)    (1,340,082)     (6,584,834)
                                       ------------   ------------   ------------    -----------     -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (13,874,621)   (25,809,570)   (77,303,461)    (1,167,395)     (5,428,382)
                                       ------------   ------------   ------------    -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(13,547,677)  $(26,486,422)  $(79,874,750)   $(1,181,739)    $(5,557,877)
                                       ============   ============   ============    ===========     ===========

                                         RidgeWorth
                                       Variable Trust
                                        Sub-Account
                                      ----------------

                                         RidgeWorth
                                         Large Cap
                                      Value Equity (z)
                                      ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $   243,291
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......      (148,267)
    Administrative expense...........       (15,787)
                                        -----------
    Net investment income
     (loss)..........................        79,237
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     3,394,662
    Cost of investments sold.........     3,160,258
                                        -----------
       Realized gains (losses)
        on fund shares...............       234,404
Realized gain distributions..........     1,081,754
                                        -----------
    Net realized gains (losses)......     1,316,158
Change in unrealized gains
 (losses)............................    (5,893,361)
                                        -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (4,577,203)
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(4,497,966)
                                        ===========

--------
(x)Previously known as STI Classic Large Cap Core Equity Fund
(y)Previously known as STI Classic Large Cap Growth Stock Fund
(z)Previously known as STI Classic Large Cap Value Equity Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                          The Universal The Universal
                                            RidgeWorth      RidgeWorth         Rydex      Institutional Institutional
                                          Variable Trust  Variable Trust   Variable Trust  Funds, Inc.   Funds, Inc.
                                           Sub-Account      Sub-Account     Sub-Account    Sub-Account   Sub-Account
                                          -------------- ----------------- -------------- ------------- -------------
                                                                              Rydex VT                   Van Kampen
                                            RidgeWorth      RidgeWorth       Nasdaq 100    Van Kampen     UIF Core
                                           Mid Cap Core      Small Cap        Strategy     UIF Capital   Plus Fixed
                                           Equity (aa)   Value Equity (ab)   Fund (ac)     Growth (ad)   Income (ae)
                                          -------------- ----------------- -------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    28,524      $    93,083       $     2     $     77,209    $  59,817
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........      (56,295)         (75,344)          (29)        (549,419)     (17,420)
    Administrative expense...............       (6,753)          (9,931)           (2)         (86,893)      (1,983)
                                           -----------      -----------       -------     ------------    ---------
    Net investment income (loss).........      (34,524)           7,808           (29)        (559,103)      40,414
                                           -----------      -----------       -------     ------------    ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................    1,223,029        2,440,359         4,718       12,071,260      648,046
    Cost of investments sold.............    1,506,111        3,364,581         4,379       11,014,100      677,985
                                           -----------      -----------       -------     ------------    ---------
       Realized gains (losses) on
        fund shares......................     (283,082)        (924,222)          339        1,057,160      (29,939)
Realized gain distributions..............      513,499        2,015,684            --               --           --
                                           -----------      -----------       -------     ------------    ---------
    Net realized gains (losses)..........      230,417        1,091,462           339        1,057,160      (29,939)
Change in unrealized gains (losses)......   (2,309,650)      (3,295,139)       (1,604)     (24,854,278)    (176,388)
                                           -----------      -----------       -------     ------------    ---------
    Net realized and unrealized gains
     (losses) on investments.............   (2,079,233)      (2,203,677)       (1,265)     (23,797,118)    (206,327)
                                           -----------      -----------       -------     ------------    ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $(2,113,757)     $(2,195,869)      $(1,294)    $(24,356,221)   $(165,913)
                                           ===========      ===========       =======     ============    =========

                                          The Universal
                                          Institutional
                                           Funds, Inc.
                                           Sub-Account
                                          -------------
                                           Van Kampen
                                          UIF Emerging
                                             Markets
                                             Equity
                                          -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $         --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...........     (633,497)
    Administrative expense...............      (92,993)
                                          ------------
    Net investment income (loss).........     (726,490)
                                          ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................   14,180,307
    Cost of investments sold.............   11,892,956
                                          ------------
       Realized gains (losses) on
        fund shares......................    2,287,351
Realized gain distributions..............   12,912,391
                                          ------------
    Net realized gains (losses)..........   15,199,742
Change in unrealized gains (losses)......  (47,927,754)
                                          ------------
    Net realized and unrealized gains
     (losses) on investments.............  (32,728,012)
                                          ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $(33,454,502)
                                          ============

--------
(aa)Previously known as STI Classic Mid-Cap Core Equity Fund
(ab)Previously known as STI Classic Small Cap Value Equity
(ac)Previously known as Rydex OTC
(ad)Previously known as Van Kampen UIF Equity Growth
(ae)Previously known as Van Kampen UIF Fixed Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                      The Universal The Universal The Universal  The Universal  The Universal The Universal
                                      Institutional Institutional Institutional  Institutional  Institutional Institutional
                                       Funds, Inc.   Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.
                                       Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                      ------------- ------------- -------------- -------------- ------------- -------------
                                                                                                 Van Kampen
                                       Van Kampen    Van Kampen   Van Kampen UIF                  UIF U.S.     Van Kampen
                                       UIF Global        UIF      International  Van Kampen UIF    Mid Cap      UIF U.S.
                                      Value Equity   High Yield       Magnum     Mid Cap Growth     Value      Real Estate
                                      ------------- ------------- -------------- -------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    969       $   758     $    892,885   $    218,874  $    708,543  $  1,200,143
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......       (472)         (112)        (397,519)      (392,284)   (1,201,118)     (510,600)
    Administrative expense...........        (63)           (7)         (59,360)       (64,306)     (205,450)      (82,671)
                                        --------       -------     ------------   ------------  ------------  ------------
    Net investment income
     (loss)..........................        434           639          436,006       (237,716)     (698,025)      606,872
                                        --------       -------     ------------   ------------  ------------  ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      5,520         1,674        8,315,252      8,156,016    27,151,915    13,767,806
    Cost of investments sold.........      5,765         1,295        8,807,147      7,643,973    29,392,462    13,557,302
                                        --------       -------     ------------   ------------  ------------  ------------
       Realized gains (losses)
        on fund shares...............       (245)          379         (491,895)       512,043    (2,240,547)      210,504
Realized gain distributions..........     10,952            --        3,488,249      7,110,340    25,854,540    13,162,452
                                        --------       -------     ------------   ------------  ------------  ------------
    Net realized gains (losses)......     10,707           379        2,996,354      7,622,383    23,613,993    13,372,956
Change in unrealized gains
 (losses)............................    (29,817)       (3,104)     (19,163,731)   (23,201,476)  (64,554,584)  (27,749,353)
                                        --------       -------     ------------   ------------  ------------  ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (19,110)       (2,725)     (16,167,377)   (15,579,093)  (40,940,591)  (14,376,397)
                                        --------       -------     ------------   ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(18,676)      $(2,086)    $(15,731,371)  $(15,816,809) $(41,638,616) $(13,769,525)
                                        ========       =======     ============   ============  ============  ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                       The Universal The Universal The Universal  The Universal  The Universal
                                         The Universal Institutional Institutional Institutional  Institutional  Institutional
                                         Institutional  Funds, Inc.   Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.
                                          Funds, Inc.   (Class II)    (Class II)    (Class II)     (Class II)     (Class II)
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account
                                         ------------- ------------- ------------- ------------- --------------- -------------
                                                                      Van Kampen
                                                        Van Kampen   UIF Emerging   Van Kampen     Van Kampen     Van Kampen
                                                       UIF Emerging     Markets     UIF Equity     UIF Capital    UIF Global
                                          Van Kampen   Markets Debt     Equity      and Income       Growth        Franchise
                                           UIF Value    (Class II)    (Class II)    (Class II)   (Class II) (af)  (Class II)
                                         ------------- ------------- ------------- ------------- --------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  5,830     $ 1,776,361  $         --  $  1,583,295    $        --   $  1,608,743
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........     (2,381)       (336,712)     (372,995)     (903,665)      (181,639)    (1,297,899)
    Administrative expense..............       (457)        (65,219)      (69,675)     (171,924)       (38,022)      (242,419)
                                           --------     -----------  ------------  ------------    -----------   ------------
    Net investment income
     (loss).............................      2,992       1,374,430      (442,670)      507,706       (219,661)        68,425
                                           --------     -----------  ------------  ------------    -----------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     98,631       7,661,394    10,944,027    22,693,792      4,501,935     26,112,969
    Cost of investments sold............    129,938       8,750,431    10,113,876    23,934,731      4,094,447     26,967,360
                                           --------     -----------  ------------  ------------    -----------   ------------
       Realized gains (losses) on
        fund shares.....................    (31,307)     (1,089,037)      830,151    (1,240,939)       407,488       (854,391)
Realized gain distributions.............     29,362       1,033,180     7,705,679     2,130,912             --      5,752,422
                                           --------     -----------  ------------  ------------    -----------   ------------
    Net realized gains (losses).........     (1,945)        (55,857)    8,535,830       889,973        407,488      4,898,031
Change in unrealized gains
 (losses)...............................    (74,650)     (5,565,198)  (27,939,017)  (18,767,451)    (8,507,557)   (37,643,881)
                                           --------     -----------  ------------  ------------    -----------   ------------
    Net realized and unrealized
     gains (losses) on
     investments........................    (76,595)     (5,621,055)  (19,403,187)  (17,877,478)    (8,100,069)   (32,745,850)
                                           --------     -----------  ------------  ------------    -----------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $(73,603)    $(4,246,625) $(19,845,857) $(17,369,772)   $(8,319,730)  $(32,677,425)
                                           ========     ===========  ============  ============    ===========   ============

--------
(af)Previously known as Van Kampen UIF Equity Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                      The Universal The Universal The Universal  The Universal  The Universal  Van Kampen
                                      Institutional Institutional Institutional  Institutional  Institutional     Life
                                       Funds, Inc.   Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.   Investment
                                       (Class II)    (Class II)     (Class II)     (Class II)    (Class II)       Trust
                                       Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                      ------------- ------------- -------------- -------------- ------------- ------------
                                       Van Kampen
                                        UIF Int'l    Van Kampen   Van Kampen UIF Van Kampen UIF  Van Kampen
                                         Growth      UIF Mid Cap  Small Company   U.S. Mid Cap    UIF U.S.
                                         Equity        Growth         Growth         Value       Real Estate   LIT Capital
                                       (Class II)    (Class II)     (Class II)     (Class II)    (Class II)    Growth (ag)
                                      ------------- ------------- -------------- -------------- ------------- ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $       131  $    317,902   $        --    $    460,818  $  1,959,203  $    173,388
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (60,151)     (640,978)     (232,885)       (843,254)     (970,728)     (444,344)
    Administrative expense...........      (11,666)     (124,556)      (53,222)       (173,304)     (190,275)      (59,691)
                                       -----------  ------------   -----------    ------------  ------------  ------------
    Net investment income
     (loss)..........................      (71,686)     (447,632)     (286,107)       (555,740)      798,200      (330,647)
                                       -----------  ------------   -----------    ------------  ------------  ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    1,409,971    15,088,257     4,244,414      14,839,628    23,112,693     8,393,113
    Cost of investments sold.........    1,485,421    16,488,563     4,836,979      18,427,242    27,699,344    10,230,486
                                       -----------  ------------   -----------    ------------  ------------  ------------
       Realized gains (losses)
        on fund shares...............      (75,450)   (1,400,306)     (592,565)     (3,587,614)   (4,586,651)   (1,837,373)
Realized gain distributions..........       10,085    12,122,307     1,741,055      19,322,520    27,209,486            --
                                       -----------  ------------   -----------    ------------  ------------  ------------
    Net realized gains
     (losses)........................      (65,365)   10,722,001     1,148,490      15,734,906    22,622,835    (1,837,373)
Change in unrealized gains
 (losses)............................   (2,475,294)  (36,884,476)   (9,586,835)    (45,707,511)  (51,361,578)  (17,725,762)
                                       -----------  ------------   -----------    ------------  ------------  ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (2,540,659)  (26,162,475)   (8,438,345)    (29,972,605)  (28,738,743)  (19,563,135)
                                       -----------  ------------   -----------    ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(2,612,345) $(26,610,107)  $(8,724,452)   $(30,528,345) $(27,940,543) $(19,893,782)
                                       ===========  ============   ===========    ============  ============  ============

--------
(ag)Previously known as Strat Growth I


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                       Van Kampen      Van Kampen
                                               Van Kampen   Van Kampen   Van Kampen       Life            Life
                                                  Life         Life         Life       Investment      Investment
                                               Investment   Investment   Investment       Trust          Trust
                                                  Trust        Trust       Trust       (Class II)      (Class II)
                                               Sub-Account  Sub-Account Sub-Account    Sub-Account    Sub-Account
                                              ------------  ----------- ------------ --------------- -------------
                                                                                       LIT Capital
                                                   LIT          LIT         LIT          Growth       LIT Comstock
                                                Comstock    Government  Money Market (Class II) (ah)   (Class II)
                                              ------------  ----------- ------------ --------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $  1,562,393   $ 59,405    $   74,809   $     91,580   $   5,330,399
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (754,430)   (15,388)      (45,536)      (653,590)     (3,165,791)
    Administrative expense...................      (90,138)    (1,842)       (6,315)      (130,132)       (632,950)
                                              ------------   --------    ----------   ------------   -------------
    Net investment income (loss).............      717,825     42,175        22,958       (692,142)      1,531,658
                                              ------------   --------    ----------   ------------   -------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   18,089,492    438,201     2,457,550     13,779,983      62,731,545
    Cost of investments sold.................   19,523,744    448,249     2,457,550     12,810,060      68,813,275
                                              ------------   --------    ----------   ------------   -------------
       Realized gains (losses) on fund
        shares...............................   (1,434,252)   (10,048)           --        969,923      (6,081,730)
Realized gain distributions..................    3,374,454         --            --             --      13,091,460
                                              ------------   --------    ----------   ------------   -------------
    Net realized gains (losses)..............    1,940,202    (10,048)           --        969,923       7,009,730
Change in unrealized gains (losses)..........  (27,195,100)   (33,141)           --    (27,932,825)   (104,699,949)
                                              ------------   --------    ----------   ------------   -------------
    Net realized and unrealized gains
     (losses) on investments.................  (25,254,898)   (43,189)           --    (26,962,902)    (97,690,219)
                                              ------------   --------    ----------   ------------   -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $(24,537,073)  $ (1,014)   $   22,958   $(27,655,044)  $ (96,158,561)
                                              ============   ========    ==========   ============   =============

--------
(ah)Previously known as Strat Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                   Van Kampen     Van Kampen     Van Kampen
                                                                      Life           Life           Life
                                                                   Investment     Investment     Investment
                                                                     Trust           Trust         Trust
                                                                   (Class II)     (Class II)     (Class II)
                                                                  Sub-Account     Sub-Account   Sub-Account
                                                                 -------------- --------------- ------------
                                                                 LIT Growth and   LIT Mid Cap       LIT
                                                                     Income         Growth      Money Market
                                                                   (Class II)   (Class II) (ai)  (Class II)
                                                                 -------------- --------------- ------------
NET INVESTMENT INCOME (LOSS)
Dividends.......................................................  $  2,318,282   $         --   $   652,355
Charges from Allstate Life Insurance Company:
    Mortality and expense risk..................................    (1,657,336)      (215,398)     (503,966)
    Administrative expense......................................      (342,528)       (43,958)      (90,689)
                                                                  ------------   ------------   -----------
    Net investment income (loss)................................       318,418       (259,356)       57,700
                                                                  ------------   ------------   -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.........................................    31,375,959      4,825,376    22,579,738
    Cost of investments sold....................................    32,764,334      5,114,515    22,579,738
                                                                  ------------   ------------   -----------
       Realized gains (losses) on fund shares...................    (1,388,375)      (289,139)           --
Realized gain distributions.....................................     4,504,351      5,714,357            --
                                                                  ------------   ------------   -----------
    Net realized gains (losses).................................     3,115,976      5,425,218            --
Change in unrealized gains (losses).............................   (50,606,944)   (14,096,010)           --
                                                                  ------------   ------------   -----------
    Net realized and unrealized gains (losses) on investments...   (47,490,968)    (8,670,792)           --
                                                                  ------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.....................................................  $(47,172,550)  $ (8,930,148)  $    57,700
                                                                  ============   ============   ===========

--------
(ai)Previously known as LIT Aggressive Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                        Advanced                 Advanced              Advanced
                                                      Series Trust             Series Trust          Series Trust
                                                      Sub-Account              Sub-Account            Sub-Account
                                                -----------------------  -----------------------  ------------------
                                                          AST                                             AST
                                                  Academic Strategies              AST                Aggressive
                                                  Asset Allocation (a)     Advanced Strategies     Asset Allocation
                                                -----------------------  -----------------------  ------------------
                                                    2008      2007 (aj)      2008      2007 (aj)    2008    2007 (aj)
                                                -----------  ----------  -----------  ----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $   (33,789) $   (1,376) $     4,622  $      (53) $   (859)  $   (28)
Net realized gains (losses)....................  (1,716,106)      7,814     (476,165)        (16)  (23,332)      298
Change in unrealized gains (losses)............  (1,673,389)    (28,255)    (246,425)      2,697   (52,880)      925
                                                -----------  ----------  -----------  ----------  --------   -------
Increase (decrease) in net assets from
 operations....................................  (3,423,284)    (21,817)    (717,968)      2,628   (77,071)    1,195
                                                -----------  ----------  -----------  ----------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................  10,944,765   3,549,877    2,313,219   1,228,958   197,404    52,574
Benefit payments...............................          --          --           --          --        --        --
Payments on termination........................    (201,029)    (12,089)     (30,538)     (1,297)       --        --
Contract maintenance charge....................      (1,372)         --         (511)         --       (19)       --
Transfers among the sub-accounts and with
 the Fixed Account--net........................  (4,885,250)    115,215   (1,438,097)      8,592   (87,223)      242
Adjustment to net assets allocated to contract
 in payout period..............................          --          --           --          --        --        --
                                                -----------  ----------  -----------  ----------  --------   -------
Increase (decrease) in net assets from
 contract transactions.........................   5,857,114   3,653,003      844,073   1,236,253   110,162    52,816
                                                -----------  ----------  -----------  ----------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS........................................   2,433,830   3,631,186      126,105   1,238,881    33,091    54,011
NET ASSETS AT BEGINNING OF
 PERIOD........................................   3,631,186          --    1,238,881          --    54,011        --
                                                -----------  ----------  -----------  ----------  --------   -------
NET ASSETS AT END OF PERIOD.................... $ 6,065,016  $3,631,186  $ 1,364,986  $1,238,881  $ 87,102   $54,011
                                                ===========  ==========  ===========  ==========  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................     348,463          --      118,452          --     5,213        --
       Units issued............................   1,763,431     530,450      429,900     166,390    25,121     5,236
       Units redeemed..........................  (1,244,630)   (181,987)    (359,725)    (47,938)  (15,535)      (23)
                                                -----------  ----------  -----------  ----------  --------   -------
    Units outstanding at end of period.........     867,264     348,463      188,627     118,452    14,799     5,213
                                                ===========  ==========  ===========  ==========  ========   =======

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                               Advanced            Advanced           Advanced
                                                             Series Trust        Series Trust       Series Trust
                                                              Sub-Account         Sub-Account       Sub-Account
                                                          ------------------  ------------------  ----------------
                                                                  AST                 AST               AST
                                                          Alliance Bernstein  Alliance Bernstein  American Century
                                                              Core Value        Growth & Income   Income & Growth
                                                          ------------------  ------------------  ----------------
                                                            2008    2007 (aj)   2008    2007 (aj)       2008
                                                          --------  --------- --------  --------- ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................. $  1,758   $    (1) $    (20)  $   208      $    38
Net realized gains (losses)..............................   (6,809)       --    (1,817)    1,337         (567)
Change in unrealized gains (losses)......................  (15,290)      (46)  (22,277)   (2,142)      (1,038)
                                                          --------   -------  --------   -------      -------
Increase (decrease) in net assets from operations........  (20,341)      (47)  (24,114)     (597)      (1,567)
                                                          --------   -------  --------   -------      -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................       --        --        --        --       12,787
Benefit payments.........................................       --        --        --        --           --
Payments on termination..................................       --        --   (21,990)       --           --
Contract maintenance charge..............................       (3)       --       (11)       --           --
Transfers among the sub-accounts and with the Fixed
 Account--net............................................   33,199     9,570    27,852    48,939         (103)
Adjustment to net assets allocated to contract in payout
 period..................................................       --        --        --        --           --
                                                          --------   -------  --------   -------      -------
Increase (decrease) in net assets from contract
 transactions............................................   33,196     9,570     5,851    48,938       12,684
                                                          --------   -------  --------   -------      -------
INCREASE (DECREASE) IN NET ASSETS........................   12,855     9,523   (18,263)   48,342       11,117
NET ASSETS AT BEGINNING OF PERIOD........................    9,523        --    48,342        --           --
                                                          --------   -------  --------   -------      -------
NET ASSETS AT END OF PERIOD.............................. $ 22,378   $ 9,523  $ 30,079   $48,342      $11,117
                                                          ========   =======  ========   =======      =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.............    1,001        --     4,741        --           --
       Units issued......................................   10,496     2,003     3,023     8,649        2,190
       Units redeemed....................................   (7,397)   (1,002)   (2,706)   (3,908)        (382)
                                                          --------   -------  --------   -------      -------
    Units outstanding at end of period...................    4,100     1,001     5,058     4,741        1,808
                                                          ========   =======  ========   =======      =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Advanced           Advanced       Advanced            Advanced
                                             Series Trust       Series Trust   Series Trust        Series Trust
                                             Sub-Account        Sub-Account    Sub-Account         Sub-Account
                                        ---------------------  -------------- -------------- -----------------------
                                                 AST                AST            AST                 AST
                                               Balanced             Bond           Bond           Capital Growth
                                         Asset Allocation (b)  Portfolio 2018 Portfolio 2019     Asset Allocation
                                        ---------------------  -------------- -------------- -----------------------
                                            2008     2007 (aj)    2008 (c)       2008 (c)        2008      2007 (aj)
                                        -----------  --------- -------------- -------------- -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   (17,458) $   (707)   $   (4,587)     $   (304)   $   (38,643) $   (3,860)
Net realized gains (losses)............    (966,821)    1,793        52,514         9,480     (1,305,026)      3,846
Change in unrealized gains
 (losses)..............................    (284,136)    2,729       165,714         8,867     (1,239,015)    (45,349)
                                        -----------  --------    ----------      --------    -----------  ----------
Increase (decrease) in net assets from
 operations............................  (1,268,415)    3,815       213,641        18,043     (2,582,684)    (45,363)
                                        -----------  --------    ----------      --------    -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................   6,397,142   715,901            --            --      6,980,265   2,482,865
Benefit payments.......................          --        --            --            --             --          --
Payments on termination................     (81,603)   (2,004)           --            --        (96,388)        (80)
Contract maintenance charge............      (1,448)       --            --            --         (1,432)         --
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (1,195,631)  (48,697)      837,550        56,774     (2,557,133)    228,172
Adjustment to net assets allocated to
 contract in payout period.............          --        --            --            --             --          --
                                        -----------  --------    ----------      --------    -----------  ----------
Increase (decrease) in net assets from
 contract transactions.................   5,118,460   665,200       837,550        56,774      4,325,312   2,710,957
                                        -----------  --------    ----------      --------    -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS............................   3,850,045   669,015     1,051,191        74,817      1,742,628   2,665,594
NET ASSETS AT BEGINNING
 OF PERIOD.............................     669,015        --            --            --      2,665,594          --
                                        -----------  --------    ----------      --------    -----------  ----------
NET ASSETS AT END OF
 PERIOD................................ $ 4,519,060  $669,015    $1,051,191      $ 74,817    $ 4,408,222  $2,665,594
                                        ===========  ========    ==========      ========    ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................      64,108        --            --            --        256,135          --
       Units issued....................   1,396,888   115,196       227,127        20,306      1,543,744     430,420
       Units redeemed..................    (845,037)  (51,088)     (140,862)      (14,198)    (1,138,125)   (174,285)
                                        -----------  --------    ----------      --------    -----------  ----------
    Units outstanding at end of
     period............................     615,959    64,108        86,265         6,108        661,754     256,135
                                        ===========  ========    ==========      ========    ===========  ==========

--------
(b)Previously known as AST Conservative Asset Allocation Portfolio
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Advanced         Advanced          Advanced            Advanced
                                             Series Trust     Series Trust      Series Trust        Series Trust
                                             Sub-Account      Sub-Account        Sub-Account        Sub-Account
                                           ---------------- ---------------- ------------------  -----------------
                                                 AST              AST                AST                AST
                                              CLS Growth      CLS Moderate         Cohen &              DeAm
                                           Asset Allocation Asset Allocation    Steers Realty     Large-Cap Value
                                           ---------------- ---------------- ------------------  -----------------
                                                 2008             2008         2008    2007 (aj)   2008   2007 (aj)
                                           ---------------- ---------------- --------  --------- -------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..............    $  (1,213)       $  (2,950)    $    953   $   (1)  $   260   $   --
Net realized gains (losses)...............      (81,997)         (75,971)      14,743       --       714       --
Change in unrealized gains (losses).......        1,729          (35,120)     (30,489)     (18)   (9,151)      (1)
                                              ---------        ---------     --------   ------   -------   ------
Increase (decrease) in net assets from
 operations...............................      (81,481)        (114,041)     (14,793)     (19)   (8,177)      (1)
                                              ---------        ---------     --------   ------   -------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      416,039          853,716       (2,500)   5,500     4,000       --
Benefit payments..........................           --               --           --       --        --       --
Payments on termination...................           --              238           --       --        --       --
Contract maintenance charge...............         (333)            (181)         (15)      --        (3)      --
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (275,277)           6,452       34,099    2,242    16,372    1,221
Adjustment to net assets allocated to
 contract in payout period................           --               --           --       --        --       --
                                              ---------        ---------     --------   ------   -------   ------
Increase (decrease) in net assets from
 contract transactions....................      140,429          860,225       31,584    7,742    20,369    1,221
                                              ---------        ---------     --------   ------   -------   ------
INCREASE (DECREASE) IN NET
 ASSETS...................................       58,948          746,184       16,791    7,723    12,192    1,220
NET ASSETS AT BEGINNING OF
 PERIOD...................................           --               --        7,723       --     1,220       --
                                              ---------        ---------     --------   ------   -------   ------
NET ASSETS AT END OF PERIOD...............    $  58,948        $ 746,184     $ 24,514   $7,723   $13,412   $1,220
                                              =========        =========     ========   ======   =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................           --               --          823       --       124       --
       Units issued.......................       62,390          174,809        4,586    1,078     2,948      248
       Units redeemed.....................      (53,601)         (73,261)      (1,318)    (255)     (867)    (124)
                                              ---------        ---------     --------   ------   -------   ------
    Units outstanding at end of period....        8,789          101,548        4,091      823     2,205      124
                                              =========        =========     ========   ======   =======   ======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                          Advanced           Advanced              Advanced
                                                        Series Trust       Series Trust          Series Trust
                                                        Sub-Account        Sub-Account           Sub-Account
                                                     -----------------  -----------------  -----------------------
                                                            AST                AST                   AST
                                                            DeAm            Federated            First Trust
                                                      Small-Cap Value   Aggressive Growth      Balanced Target
                                                     -----------------  -----------------  -----------------------
                                                     2008 (d) 2007 (aj)   2008   2007 (aj)     2008      2007 (aj)
                                                     -------- --------- -------  --------- -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    70    $ --    $  (192)   $ --    $    14,033  $     (128)
Net realized gains (losses).........................    (111)     --        (80)     --     (1,178,525)       (935)
Change in unrealized gains (losses).................      (9)      9     (8,055)      6       (357,780)    (20,753)
                                                     -------    ----    -------    ----    -----------  ----------
Increase (decrease) in net assets from operations...     (50)      9     (8,327)      6     (1,522,272)    (21,816)
                                                     -------    ----    -------    ----    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................   1,000      --      8,125      --      4,376,569   2,487,259
Benefit payments....................................      --      --         --      --             --          --
Payments on termination.............................      --      --         --      --        (97,581)     (1,537)
Contract maintenance charge.........................      --      --         (2)     --         (1,748)         --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (1,294)    335     11,211     610     (3,389,259)     15,209
Adjustment to net assets allocated to contract in
 payout period......................................      --      --         --      --             --          --
                                                     -------    ----    -------    ----    -----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................    (294)    335     19,334     610        887,981   2,500,931
                                                     -------    ----    -------    ----    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    (344)    344     11,007     616       (634,291)  2,479,115
NET ASSETS AT BEGINNING OF PERIOD...................     344      --        616      --      2,479,115          --
                                                     -------    ----    -------    ----    -----------  ----------
NET ASSETS AT END OF PERIOD......................... $    --    $344    $11,623    $616    $ 1,844,824  $2,479,115
                                                     =======    ====    =======    ====    ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........      39      --         60      --        238,272          --
       Units issued.................................      --      78      3,330     120        881,431     390,812
       Units redeemed...............................     (39)    (39)    (1,328)    (60)      (845,131)   (152,540)
                                                     -------    ----    -------    ----    -----------  ----------
    Units outstanding at end of period..............      --      39      2,062      60        274,572     238,272
                                                     =======    ====    =======    ====    ===========  ==========

--------
(d)For the period beginning January 1, 2008 and ended July 18, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Advanced            Advanced      Advanced        Advanced
                                                Series Trust        Series Trust  Series Trust    Series Trust
                                                Sub-Account         Sub-Account   Sub-Account      Sub-Account
                                          -----------------------  -------------- ------------ ------------------
                                                    AST                 AST           AST              AST
                                            First Trust Capital      Focus Four      Global       Goldman Sachs
                                            Appreciation Target    Plus Portfolio Real Estate  Concentrated Growth
                                          -----------------------  -------------- ------------ ------------------
                                              2008      2007 (aj)     2008 (e)      2008 (e)     2008    2007 (aj)
                                          -----------  ----------  -------------- ------------ --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (54,620) $   (5,685)    $   (26)        $ --     $   (394)  $    (2)
Net realized gains (losses)..............  (3,406,114)     (9,148)     (1,471)          --       (3,260)       --
Change in unrealized gains (losses)......  (2,330,234)      6,421         422           23      (13,435)      (68)
                                          -----------  ----------     -------         ----     --------   -------
Increase (decrease) in net assets from
 operations..............................  (5,790,968)     (8,412)     (1,075)          23      (17,089)      (70)
                                          -----------  ----------     -------         ----     --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................  17,121,131   4,752,043      16,046           --           --        --
Benefit payments.........................          --          --          --           --           --        --
Payments on termination..................    (151,793)       (670)         --           --           --        --
Contract maintenance charge..............        (853)         --          --           --           (9)       --
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (9,223,192)    (89,872)     (1,652)         417       36,883    10,494
Adjustment to net assets allocated to
 contract in payout period...............          --          --          --           --           --        --
                                          -----------  ----------     -------         ----     --------   -------
Increase (decrease) in net assets from
 contract transactions...................   7,745,293   4,661,501      14,394          417       36,874    10,494
                                          -----------  ----------     -------         ----     --------   -------
INCREASE (DECREASE) IN NET
 ASSETS..................................   1,954,325   4,653,089      13,319          440       19,785    10,424
NET ASSETS AT BEGINNING OF
 PERIOD..................................   4,653,089          --          --           --       10,424        --
                                          -----------  ----------     -------         ----     --------   -------
NET ASSETS AT END OF PERIOD.............. $ 6,607,414  $4,653,089     $13,319         $440     $ 30,209   $10,424
                                          ===========  ==========     =======         ====     ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     441,186          --          --           --          998        --
       Units issued......................   3,176,694     649,071       3,400          109       10,613     1,998
       Units redeemed....................  (2,542,673)   (207,885)     (1,620)         (37)      (6,700)   (1,000)
                                          -----------  ----------     -------         ----     --------   -------
    Units outstanding at end of period...   1,075,207     441,186       1,780           72        4,911       998
                                          ===========  ==========     =======         ====     ========   =======

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                   Advanced          Advanced          Advanced
                                                                 Series Trust      Series Trust      Series Trust
                                                                  Sub-Account       Sub-Account      Sub-Account
                                                              ------------------  --------------- -----------------
                                                                      AST               AST
                                                                 Goldman Sachs     Goldman Sachs         AST
                                                                Mid-Cap Growth    Small-Cap Value     High Yield
                                                              ------------------  --------------- -----------------
                                                                2008    2007 (aj)      2008         2008   2007 (aj)
                                                              --------  --------- --------------- -------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $   (587)  $   (1)      $   (6)     $ 1,706   $   (1)
Net realized gains (losses)..................................    5,235       --           (2)      (1,785)      --
Change in unrealized gains (losses)..........................  (30,214)     (28)        (699)      (8,111)       9
                                                              --------   ------       ------      -------   ------
Increase (decrease) in net assets from operations............  (25,566)     (29)        (707)      (8,190)       8
                                                              --------   ------       ------      -------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................   26,750       --           --       14,667       --
Benefit payments.............................................       --       --           --           --       --
Payments on termination......................................       --       --           --           --       --
Contract maintenance charge..................................       (6)      --           --           (6)      --
Transfers among the sub-accounts and with the Fixed
 Account--net................................................   34,818    1,905        2,799       30,567    1,831
Adjustment to net assets allocated to contract in payout
 period......................................................       --       --           --           --       --
                                                              --------   ------       ------      -------   ------
Increase (decrease) in net assets from contract transactions.   61,562    1,905        2,799       45,228    1,831
                                                              --------   ------       ------      -------   ------
INCREASE (DECREASE) IN NET ASSETS............................   35,996    1,876        2,092       37,038    1,839
NET ASSETS AT BEGINNING OF PERIOD............................    1,876       --           --        1,839       --
                                                              --------   ------       ------      -------   ------
NET ASSETS AT END OF PERIOD.................................. $ 37,872   $1,876       $2,092      $38,877   $1,839
                                                              ========   ======       ======      =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................      181       --           --          175       --
       Units issued..........................................   11,113      360          273        5,950      349
       Units redeemed........................................   (5,093)    (179)          --       (1,118)    (174)
                                                              --------   ------       ------      -------   ------
    Units outstanding at end of period.......................    6,201      181          273        5,007      175
                                                              ========   ======       ======      =======   ======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Advanced         Advanced          Advanced             Advanced
                                            Series Trust     Series Trust      Series Trust         Series Trust
                                            Sub-Account      Sub-Account        Sub-Account          Sub-Account
                                          ---------------- ---------------- ------------------   ------------------
                                                AST              AST
                                           Horizon Growth  Horizon Moderate         AST                  AST
                                          Asset Allocation Asset Allocation International Growth International Value
                                          ---------------- ---------------- ------------------   ------------------
                                                2008             2008         2008     2007 (aj)   2008    2007 (aj)
                                          ---------------- ---------------- --------   --------- --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............     $   (363)        $ (1,377)    $     (6)   $    (2) $  2,235   $   177
Net realized gains (losses)..............      (16,393)         (46,631)       3,144      1,425    (8,755)      236
Change in unrealized gains (losses)......          669           (2,810)     (45,166)    (1,436)  (50,170)   (1,222)
                                              --------         --------     --------    -------  --------   -------
Increase (decrease) in net assets from
 operations..............................      (16,087)         (50,818)     (42,028)       (13)  (56,690)     (809)
                                              --------         --------     --------    -------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      127,586          410,431       11,929         --    34,404        --
Benefit payments.........................           --               --           --         --        --        --
Payments on termination..................           --              (92)     (11,037)        --   (40,055)       --
Contract maintenance charge..............          (25)             (91)          (5)        --       (12)       --
Transfers among the sub-accounts and
 with the Fixed Account--net.............       (5,020)         (80,084)      80,284     24,217    76,488    57,467
Adjustment to net assets allocated to
 contract in payout period...............           --               --           --         --        --        --
                                              --------         --------     --------    -------  --------   -------
Increase (decrease) in net assets from
 contract transactions...................      122,541          330,164       81,171     24,217    70,825    57,467
                                              --------         --------     --------    -------  --------   -------
INCREASE (DECREASE) IN
 NET ASSETS..............................      106,454          279,346       39,143     24,204    14,135    56,658
NET ASSETS AT BEGINNING
 OF PERIOD...............................           --               --       24,204         --    56,658        --
                                              --------         --------     --------    -------  --------   -------
NET ASSETS AT END OF
 PERIOD..................................     $106,454         $279,346     $ 63,347    $24,204  $ 70,793   $56,658
                                              ========         ========     ========    =======  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................           --               --        2,189         --     5,414        --
       Units issued......................       31,197           87,343       12,793      4,099    21,837    10,093
       Units redeemed....................      (16,305)         (50,718)      (3,345)    (1,910)  (15,034)   (4,679)
                                              --------         --------     --------    -------  --------   -------
    Units outstanding at end of
     period..............................       14,892           36,625       11,637      2,189    12,217     5,414
                                              ========         ========     ========    =======  ========   =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                Advanced        Advanced             Advanced
                                                              Series Trust    Series Trust         Series Trust
                                                              Sub-Account      Sub-Account          Sub-Account
                                                              ------------ ------------------   ------------------
                                                                  AST              AST
                                                               Investment       JPMorgan                AST
                                                               Grade Bond  International Equity   Large-Cap Value
                                                              ------------ ------------------   ------------------
                                                                2008 (c)     2008     2007 (aj)   2008    2007 (aj)
                                                              ------------ --------   --------- --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $   (48,080) $  1,228    $   392  $    517   $    90
Net realized gains (losses)..................................     180,638    (7,054)       211    (7,214)      288
Change in unrealized gains (losses)..........................     972,934   (29,682)    (1,011)   (5,081)   (1,457)
                                                              -----------  --------    -------  --------   -------
Increase (decrease) in net assets from operations............   1,105,492   (35,508)      (408)  (11,778)   (1,079)
                                                              -----------  --------    -------  --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................          --    26,750         --        --    11,371
Benefit payments.............................................          --        --         --        --        --
Payments on termination......................................    (104,937)  (22,877)        --        --        --
Contract maintenance charge..................................     (23,030)       (5)        --       (15)       --
Transfers among the sub-accounts and with the Fixed
 Account--net................................................  10,746,860    27,263     51,211      (573)    8,469
Adjustment to net assets allocated to contract in payout
 period......................................................          --        --         --        --        --
                                                              -----------  --------    -------  --------   -------
Increase (decrease) in net assets from contract transactions.  10,618,893    31,131     51,211      (588)   19,840
                                                              -----------  --------    -------  --------   -------
INCREASE (DECREASE) IN NET ASSETS............................  11,724,385    (4,377)    50,803   (12,366)   18,761
NET ASSETS AT BEGINNING OF PERIOD............................          --    50,803         --    18,761        --
                                                              -----------  --------    -------  --------   -------
NET ASSETS AT END OF PERIOD.................................. $11,724,385  $ 46,426    $50,803  $  6,395   $18,761
                                                              ===========  ========    =======  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................          --     4,916         --     1,960        --
       Units issued..........................................   2,264,620    11,619      9,095     4,851     2,839
       Units redeemed........................................  (1,179,570)   (8,766)    (4,179)   (5,652)     (879)
                                                              -----------  --------    -------  --------   -------
    Units outstanding at end of period.......................   1,085,050     7,769      4,916     1,159     1,960
                                                              ===========  ========    =======  ========   =======

--------
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                               Advanced            Advanced            Advanced
                                                             Series Trust        Series Trust        Series Trust
                                                              Sub-Account         Sub-Account         Sub-Account
                                                          ------------------  ------------------  ------------------
                                                                  AST                 AST
                                                              Lord Abbett           Marsico               AST
                                                            Bond-Debenture      Capital Growth     MFS Global Equity
                                                          ------------------  ------------------  ------------------
                                                            2008    2007 (aj)   2008    2007 (aj)   2008    2007 (aj)
                                                          --------  --------- --------  --------- --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................. $  2,611   $   (1)  $   (403)  $   (10) $    159   $   888
Net realized gains (losses)..............................   (1,805)      --        565        --    13,464      (905)
Change in unrealized gains (losses)......................  (11,406)      13    (27,879)     (284)  (43,137)     (645)
                                                          --------   ------   --------   -------  --------   -------
Increase (decrease) in net assets from operations........  (10,600)      12    (27,717)     (294)  (29,514)     (662)
                                                          --------   ------   --------   -------  --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................       --       --     39,559        --    26,750        --
Benefit payments.........................................       --       --         --        --        --        --
Payments on termination..................................       --       --     (5,841)       --        --        --
Contract maintenance charge..............................      (10)      --         (3)       --        (2)       --
Transfers among the sub-accounts and with the Fixed
 Account--net............................................   36,058    3,052     22,830    15,404    79,106     9,104
Adjustment to net assets allocated to contract in payout
 period..................................................       --       --         --        --        --        --
                                                          --------   ------   --------   -------  --------   -------
Increase (decrease) in net assets from contract
 transactions............................................   36,048    3,052     56,545    15,404   105,854     9,104
                                                          --------   ------   --------   -------  --------   -------
INCREASE (DECREASE) IN NET ASSETS........................   25,448    3,064     28,828    15,110    76,340     8,442
NET ASSETS AT BEGINNING OF PERIOD........................    3,064       --     15,110        --     8,442        --
                                                          --------   ------   --------   -------  --------   -------
NET ASSETS AT END OF PERIOD.............................. $ 28,512   $3,064   $ 43,938   $15,110  $ 84,782   $ 8,442
                                                          ========   ======   ========   =======  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.............      294       --      1,394        --       808        --
       Units issued......................................    4,931      588     13,237     1,860    17,350     6,236
       Units redeemed....................................   (1,620)    (294)    (7,343)     (466)   (5,691)   (5,428)
                                                          --------   ------   --------   -------  --------   -------
    Units outstanding at end of period...................    3,605      294      7,288     1,394    12,467       808
                                                          ========   ======   ========   =======  ========   =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                Advanced        Advanced            Advanced
                                                              Series Trust    Series Trust        Series Trust
                                                              Sub-Account     Sub-Account          Sub-Account
                                                              ------------ -----------------  --------------------
                                                                  AST         AST Mid-Cap           AST Money
                                                               MFS Growth        Value               Market
                                                              ------------ -----------------  --------------------
                                                                  2008       2008   2007 (aj)    2008     2007 (aj)
                                                              ------------ -------  --------- ----------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).................................   $  (104)   $   128   $   (1)  $    2,447   $    65
Net realized gains (losses)..................................    (2,499)    (3,497)      --           --        --
Change in unrealized gains (losses)..........................    (3,291)    (3,430)     (17)          --        --
                                                                -------    -------   ------   ----------   -------
Increase (decrease) in net assets from operations............    (5,894)    (6,799)     (18)       2,447        65
                                                                -------    -------   ------   ----------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................        --         --       --      500,696    66,295
Benefit payments.............................................        --         --       --     (451,021)   (3,506)
Payments on termination......................................        --         --       --      (41,458)       --
Contract maintenance charge..................................        --         --       --          (36)       --
Transfers among the sub-accounts and with the Fixed
 Account--net................................................    12,758     12,853    4,175      937,610     3,507
Adjustment to net assets allocated to contract in payout
 period......................................................        --         --       --           --        --
                                                                -------    -------   ------   ----------   -------
Increase (decrease) in net assets from contract transactions.    12,758     12,853    4,175      945,791    66,296
                                                                -------    -------   ------   ----------   -------
INCREASE (DECREASE) IN NET ASSETS............................     6,864      6,054    4,157      948,238    66,361
NET ASSETS AT BEGINNING OF PERIOD............................        --      4,157       --       66,361        --
                                                                -------    -------   ------   ----------   -------
NET ASSETS AT END OF PERIOD..................................   $ 6,864    $10,211   $4,157   $1,014,599   $66,361
                                                                =======    =======   ======   ==========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................        --        426       --        6,546        --
       Units issued..........................................     2,051      5,292      851      193,296     6,891
       Units redeemed........................................    (1,041)    (4,007)    (425)    (100,881)     (345)
                                                                -------    -------   ------   ----------   -------
    Units outstanding at end of period.......................     1,010      1,711      426       98,961     6,546
                                                                =======    =======   ======   ==========   =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                        Advanced              Advanced            Advanced
                                                      Series Trust          Series Trust        Series Trust
                                                       Sub-Account           Sub-Account        Sub-Account
                                                   --------------------  ------------------  -----------------
                                                           AST                   AST                AST
                                                    Neuberger Berman/     Neuberger Berman    Neuberger Berman
                                                   LSV Mid-Cap Value (f)   Mid-Cap Growth     Small-Cap Growth
                                                   --------------------- ------------------  -----------------
                                                     2008     2007 (aj)    2008    2007 (aj)   2008   2007 (aj)
                                                   --------   ---------  --------  --------- -------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...................... $    203    $   (1)   $   (370)   $  --   $   (71)   $ --
Net realized gains (losses).......................      508        --      (2,505)       1       (31)     --
Change in unrealized gains (losses)...............  (18,744)      (17)    (13,468)       6    (2,245)    (26)
                                                   --------    ------    --------    -----   -------    ----
Increase (decrease) in net assets from operations.  (18,033)      (18)    (16,343)       7    (2,347)    (26)
                                                   --------    ------    --------    -----   -------    ----
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..........................................    9,375        --      30,970       --       500      --
Benefit payments..................................       --        --          --       --        --      --
Payments on termination...........................       --        --          --       --        --      --
Contract maintenance charge.......................       (5)       --          (2)      --        (2)     --
Transfers among the sub-accounts and with the
  Fixed Account--net..............................   33,737     2,277       8,689      609     5,943     842
Adjustment to net assets allocated to contract in
  payout period...................................       --        --          --       --        --      --
                                                   --------    ------    --------    -----   -------    ----
Increase (decrease) in net assets from contract
  transactions....................................   43,107     2,277      39,657      609     6,441     842
                                                   --------    ------    --------    -----   -------    ----
INCREASE (DECREASE) IN NET ASSETS.................   25,074     2,259      23,314      616     4,094     816
NET ASSETS AT BEGINNING OF PERIOD.................    2,259        --         616       --       816      --
                                                   --------    ------    --------    -----   -------    ----
NET ASSETS AT END OF PERIOD....................... $ 27,333    $2,259    $ 23,930    $ 616   $ 4,910    $816
                                                   ========    ======    ========    =====   =======    ====
UNITS OUTSTANDING
    Units outstanding at beginning of period......      225        --          58       --        72      --
       Units issued...............................    6,207       450       8,147      195     1,109     145
       Units redeemed.............................   (1,654)     (225)     (4,153)    (137)     (411)    (73)
                                                   --------    ------    --------    -----   -------    ----
    Units outstanding at end of period............    4,778       225       4,052       58       770      72
                                                   ========    ======    ========    =====   =======    ====

--------
(f)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Advanced         Advanced         Advanced          Advanced
                                             Series Trust     Series Trust     Series Trust      Series Trust
                                             Sub-Account      Sub-Account      Sub-Account        Sub-Account
                                           ---------------- ---------------- ---------------- ------------------
                                                 AST              AST              AST                AST
                                               Niemann         Parametric         PIMCO              PIMCO
                                            Capital Growth  Emerging Markets Limited Maturity    Total Return
                                           Asset Allocation      Equity            Bond              Bond
                                           ---------------- ---------------- ---------------- ------------------
                                                 2008           2008 (e)           2008         2008    2007 (aj)
                                           ---------------- ---------------- ---------------- --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..............     $   (491)        $   (14)         $  2,853     $  3,683   $ 1,823
Net realized gains (losses)...............      (11,940)             (6)             (237)        (309)     (496)
Change in unrealized gains (losses).......         (261)         (2,001)           (6,259)     (11,705)      (44)
                                               --------         -------          --------     --------   -------
Increase (decrease) in net assets from
 operations...............................      (12,692)         (2,021)           (3,643)      (8,331)    1,283
                                               --------         -------          --------     --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      164,806              --            53,500        3,661        --
Benefit payments..........................           --              --                --           --        --
Payments on termination...................           --              --           (10,000)     (32,497)       --
Contract maintenance charge...............          (19)             --                --          (36)       --
Transfers among the sub-accounts and with
 the Fixed Account--net...................      (24,039)          6,717           144,659      160,600    65,372
Adjustment to net assets allocated to
 contract in payout period................           --              --                --           --        --
                                               --------         -------          --------     --------   -------
Increase (decrease) in net assets from
 contract transactions....................      140,748           6,717           188,159      131,728    65,372
                                               --------         -------          --------     --------   -------
INCREASE (DECREASE) IN NET
 ASSETS...................................      128,056           4,696           184,516      123,397    66,655
NET ASSETS AT BEGINNING OF
 PERIOD...................................           --              --                --       66,655        --
                                               --------         -------          --------     --------   -------
NET ASSETS AT END OF PERIOD...............     $128,056         $ 4,696          $184,516     $190,052   $66,655
                                               ========         =======          ========     ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................           --              --                --        6,291        --
       Units issued.......................       40,237             975            25,490       21,515    15,498
       Units redeemed.....................      (23,195)           (135)           (7,638)      (9,198)   (9,207)
                                               --------         -------          --------     --------   -------
    Units outstanding at end of period....       17,042             840            17,852       18,608     6,291
                                               ========         =======          ========     ========   =======

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                         Advanced             Advanced             Advanced
                                                       Series Trust         Series Trust         Series Trust
                                                        Sub-Account          Sub-Account         Sub-Account
                                                   --------------------  ------------------  -------------------
                                                            AST                  AST                 AST
                                                       Preservation            QMA US        Schroders Multi-Asset
                                                     Asset Allocation     Equity Alpha (g)   World Strategies (h)
                                                   --------------------  ------------------  -------------------
                                                      2008     2007 (aj)   2008    2007 (aj)    2008     2007 (aj)
                                                   ----------  --------- --------  --------- ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (17,542) $   (102) $  1,468   $   602  $     431   $  1,745
Net realized gains (losses).......................   (334,685)     (113)   (8,714)   (1,011)   (78,711)     5,907
Change in unrealized gains (losses)...............   (332,203)    1,254   (28,090)     (169)    (4,800)    (7,407)
                                                   ----------  --------  --------   -------  ---------   --------
Increase (decrease) in net assets from operations.   (684,430)    1,039   (35,336)     (578)   (83,080)       245
                                                   ----------  --------  --------   -------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................  4,794,226   473,208    13,375        --    548,322    134,819
Benefit payments..................................         --        --        --        --         --         --
Payments on termination...........................   (253,721)      (25)       --        --    (21,196)       (45)
Contract maintenance charge.......................     (1,380)       --        --        --        (62)        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    288,277     6,606    80,997    12,276   (274,525)       467
Adjustment to net assets allocated to contract in
 payout period....................................         --        --        --        --         --         --
                                                   ----------  --------  --------   -------  ---------   --------
Increase (decrease) in net assets from contract
 transactions.....................................  4,827,402   479,789    94,372    12,276    252,539    135,241
                                                   ----------  --------  --------   -------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS.................  4,142,972   480,828    59,036    11,698    169,459    135,486
NET ASSETS AT BEGINNING OF PERIOD.................    480,828        --    11,698        --    135,486         --
                                                   ----------  --------  --------   -------  ---------   --------
NET ASSETS AT END OF PERIOD....................... $4,623,800  $480,828  $ 70,734   $11,698  $ 304,945   $135,486
                                                   ==========  ========  ========   =======  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......     45,849        --     1,198        --     13,020         --
       Units issued...............................  1,023,879    72,637    20,192     7,302     97,970     26,417
       Units redeemed.............................   (514,157)  (26,788)   (9,397)   (6,104)   (68,357)   (13,397)
                                                   ----------  --------  --------   -------  ---------   --------
    Units outstanding at end of period............    555,571    45,849    11,993     1,198     42,633     13,020
                                                   ==========  ========  ========   =======  =========   ========

--------
(g)Previously known as AST AllianceBernstein Managed Index 500 Portfolio
(h)Previously known as AST American Century Strategic Allocation Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                         Advanced          Advanced               Advanced
                                                       Series Trust      Series Trust           Series Trust
                                                       Sub-Account        Sub-Account           Sub-Account
                                                     ---------------- ------------------  -----------------------
                                                                                                    AST
                                                           AST                AST              T. Rowe Price
                                                     Small-Cap Growth   Small-Cap Value       Asset Allocation
                                                     ---------------- ------------------  -----------------------
                                                           2008         2008    2007 (aj)     2008      2007 (aj)
                                                     ---------------- --------  --------- -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................     $   (35)     $   (105)  $   107  $     9,463  $   16,759
Net realized gains (losses).........................      (1,035)       (2,102)    2,049   (1,203,370)     67,105
Change in unrealized gains (losses).................         (13)       (9,676)   (3,288)    (553,539)   (109,938)
                                                         -------      --------   -------  -----------  ----------
Increase (decrease) in net assets from operations...      (1,083)      (11,883)   (1,132)  (1,747,446)    (26,074)
                                                         -------      --------   -------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       1,220         6,904        --    5,164,320   2,598,369
Benefit payments....................................          --            --        --           --          --
Payments on termination.............................          --       (12,144)       --     (199,226)     (6,418)
Contract maintenance charge.........................          --            (2)       --         (621)         --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................         642        20,839    23,244   (2,674,928)    244,694
Adjustment to net assets allocated to contract in
 payout period......................................          --            --        --           --          --
                                                         -------      --------   -------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................       1,862        15,597    23,244    2,289,545   2,836,645
                                                         -------      --------   -------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................         779         3,714    22,112      542,099   2,810,571
NET ASSETS AT BEGINNING OF PERIOD...................          --        22,112        --    2,810,571          --
                                                         -------      --------   -------  -----------  ----------
NET ASSETS AT END OF PERIOD.........................     $   779      $ 25,826   $22,112  $ 3,352,670  $2,810,571
                                                         =======      ========   =======  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........          --         2,342        --      275,676          --
       Units issued.................................       1,250         5,325     4,206    1,220,834     413,265
       Units redeemed...............................      (1,127)       (3,719)   (1,864)  (1,045,215)   (137,589)
                                                         -------      --------   -------  -----------  ----------
    Units outstanding at end of period..............         123         3,948     2,342      451,295     275,676
                                                         =======      ========   =======  ===========  ==========

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                       Advanced           Advanced
                                                                     Series Trust       Series Trust
                                                                     Sub-Account         Sub-Account
                                                                  -----------------  ------------------
                                                                         AST                 AST
                                                                    T. Rowe Price       T. Rowe Price
                                                                        Global            Large-Cap
                                                                         Bond              Growth
                                                                  -----------------  ------------------
                                                                    2008   2007 (aj)   2008    2007 (aj)
                                                                  -------  --------- --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $ 1,994   $   (1)  $   (401)  $   (24)
Net realized gains (losses)......................................  (1,336)      --     (4,790)       (2)
Change in unrealized gains (losses)..............................  (4,614)      70    (10,603)     (762)
                                                                  -------   ------   --------   -------
Increase (decrease) in net assets from operations................  (3,956)      69    (15,794)     (788)
                                                                  -------   ------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.........................................................     500       --      1,220    11,371
Benefit payments.................................................      --       --         --        --
Payments on termination..........................................    (202)      --         --        --
Contract maintenance charge......................................     (10)      --        (18)       --
Transfers among the sub-accounts and with the Fixed Account--net.  57,796    6,081     17,480     8,349
Adjustment to net assets allocated to contract in payout period..      --       --         --        --
                                                                  -------   ------   --------   -------
Increase (decrease) in net assets from contract transactions.....  58,084    6,081     18,682    19,720
                                                                  -------   ------   --------   -------
INCREASE (DECREASE) IN NET ASSETS................................  54,128    6,150      2,888    18,932
NET ASSETS AT BEGINNING OF PERIOD................................   6,150       --     18,932        --
                                                                  -------   ------   --------   -------
NET ASSETS AT END OF PERIOD...................................... $60,278   $6,150   $ 21,820   $18,932
                                                                  =======   ======   ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................     579       --      1,876        --
       Units issued..............................................   9,545    1,157      8,321     2,699
       Units redeemed............................................  (4,233)    (578)    (6,509)     (823)
                                                                  -------   ------   --------   -------
    Units outstanding at end of period...........................   5,891      579      3,688     1,876
                                                                  =======   ======   ========   =======

--------
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                      Franklin
                                                      Advanced               Advanced            Templeton Variable
                                                    Series Trust           Series Trust       Insurance Products Trust
                                                     Sub-Account           Sub-Account              Sub-Account
                                                 ------------------  -----------------------  ------------------------
                                                                                                      Franklin
                                                         AST                   AST                 Templeton VIP
                                                    T. Rowe Price              UBS                 Founding Funds
                                                  Natural Resources       Dynamic Alpha              Allocation
                                                 ------------------  -----------------------  ------------------------
                                                   2008    2007 (aj)     2008      2007 (aj)          2008 (i)
                                                 --------  --------- -----------  ----------  ------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (702)  $   125  $   (33,472) $    5,097        $    22,710
Net realized gains (losses).....................    3,598     1,878     (447,272)       (293)          (395,144)
Change in unrealized gains (losses).............  (70,061)   (1,456)    (126,446)    (24,515)          (158,649)
                                                 --------   -------  -----------  ----------        -----------
Increase (decrease) in net assets from
 operations.....................................  (67,165)      547     (607,190)    (19,711)          (531,083)
                                                 --------   -------  -----------  ----------        -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................   37,928    39,632    3,629,254   1,411,421          3,484,538
Benefit payments................................       --        --           --          --                 --
Payments on termination.........................   (1,386)       --     (105,733)       (252)            (3,738)
Contract maintenance charge.....................      (19)       --       (1,402)         --               (434)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   68,467     3,912   (2,194,562)      3,120         (1,277,392)
Adjustment to net assets allocated to contract
 in payout period...............................       --        --           --          --                 --
                                                 --------   -------  -----------  ----------        -----------
Increase (decrease) in net assets from contract
 transactions...................................  104,990    43,544    1,327,557   1,414,289          2,202,974
                                                 --------   -------  -----------  ----------        -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   37,825    44,091      720,367   1,394,578          1,671,891
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   44,091        --    1,394,578          --                 --
                                                 --------   -------  -----------  ----------        -----------
NET ASSETS AT END OF PERIOD..................... $ 81,916   $44,091  $ 2,114,945  $1,394,578        $ 1,671,891
                                                 ========   =======  ===========  ==========        ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    3,785        --      144,050          --                 --
       Units issued.............................   14,834     4,001      733,132     256,044            700,299
       Units redeemed...........................   (4,359)     (216)    (608,162)   (111,994)          (449,035)
                                                 --------   -------  -----------  ----------        -----------
    Units outstanding at end of period..........   14,260     3,785      269,020     144,050            251,264
                                                 ========   =======  ===========  ==========        ===========

--------
(i)For the period beginning May 1, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                     AIM Variable                AIM Variable
                                                                    Insurance Funds            Insurance Funds
                                                                      Sub-Account                Sub-Account
                                                              --------------------------  -------------------------
                                                                       AIM V. I.
                                                                    Basic Balanced          AIM V. I. Basic Value
                                                              --------------------------  -------------------------
                                                                  2008          2007          2008          2007
                                                              ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $    786,202  $    626,963  $   (102,657) $  (246,172)
Net realized gains (losses)..................................   (1,328,155)    1,015,655     2,366,124    3,463,895
Change in unrealized gains (losses)..........................  (12,431,727)   (1,083,823)  (13,115,524)  (3,003,704)
                                                              ------------  ------------  ------------  -----------
Increase (decrease) in net assets from operations............  (12,973,680)      558,795   (10,852,057)     214,019
                                                              ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................       43,646        12,005         4,530       28,864
Benefit payments.............................................     (899,720)   (1,840,544)     (462,872)    (642,995)
Payments on termination......................................   (5,979,746)   (9,023,357)   (3,215,225)  (5,972,698)
Contract maintenance charge..................................      (13,554)      (16,971)       (6,926)      (9,408)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................   (1,573,339)      474,997    (1,575,212)    (277,052)
Adjustment to net assets allocated to contract in payout
 period......................................................           --            --            --           --
                                                              ------------  ------------  ------------  -----------
Increase (decrease) in net assets from contract transactions.   (8,422,713)  (10,393,870)   (5,255,705)  (6,873,289)
                                                              ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS............................  (21,396,393)   (9,835,075)  (16,107,762)  (6,659,270)
NET ASSETS AT BEGINNING OF PERIOD............................   39,457,902    49,292,977    24,740,057   31,399,327
                                                              ------------  ------------  ------------  -----------
NET ASSETS AT END OF PERIOD.................................. $ 18,061,509  $ 39,457,902  $  8,632,295  $24,740,057
                                                              ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    3,321,755     4,170,832     1,710,089    2,172,050
       Units issued..........................................      278,031       450,026        71,211      176,200
       Units redeemed........................................   (1,091,199)   (1,299,103)     (526,162)    (638,161)
                                                              ------------  ------------  ------------  -----------
    Units outstanding at end of period.......................    2,508,587     3,321,755     1,255,138    1,710,089
                                                              ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              AIM Variable                AIM Variable               AIM Variable
                                             Insurance Funds            Insurance Funds             Insurance Funds
                                               Sub-Account                Sub-Account                 Sub-Account
                                       --------------------------  -------------------------  --------------------------
                                                AIM V. I.                  AIM V. I.
                                          Capital Appreciation        Capital Development        AIM V. I. Core Equity
                                       --------------------------  -------------------------  --------------------------
                                           2008          2007          2008          2007         2008          2007
                                       ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $ (1,720,955) $ (2,664,021) $   (209,958) $  (341,885) $    838,695  $   (906,162)
Net realized gains (losses)...........   (1,946,468)    5,323,481     1,990,105    4,505,247     2,377,730     8,722,967
Change in unrealized gains
 (losses).............................  (60,709,415)   16,060,948   (10,700,350)  (1,853,501)  (55,044,098)    7,046,254
                                       ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations......................  (64,376,838)   18,720,408    (8,920,203)   2,309,861   (51,827,673)   14,863,059
                                       ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      374,593       285,123         2,835       18,332       362,152       191,205
Benefit payments......................   (3,604,826)   (6,073,044)     (347,602)    (585,039)   (6,953,337)   (7,659,192)
Payments on termination...............  (17,492,609)  (31,276,068)   (2,196,113)  (5,217,461)  (24,194,037)  (37,983,458)
Contract maintenance charge...........      (68,831)      (84,421)       (5,332)      (7,168)      (86,251)     (102,115)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (6,265,405)   (9,774,852)   (1,181,496)     173,066    (7,855,159)   (6,780,710)
Adjustment to net assets allocated
 to contract in payout period.........           --            --            --           --            --            --
                                       ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........  (27,057,078)  (46,923,262)   (3,727,708)  (5,618,270)  (38,726,632)  (52,334,270)
                                       ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (91,433,916)  (28,202,854)  (12,647,911)  (3,308,409)  (90,554,305)  (37,471,211)
NET ASSETS AT BEGINNING
 OF PERIOD............................  167,151,434   195,354,288    21,287,211   24,595,620   194,919,453   232,390,664
                                       ------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $ 75,717,518  $167,151,434  $  8,639,300  $21,287,211  $104,365,148  $194,919,453
                                       ============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   14,459,948    18,508,280     1,156,252    1,448,079    13,757,442    17,450,854
       Units issued...................      548,993     1,243,622        58,852      197,890       436,740     1,122,604
       Units redeemed.................   (3,462,094)   (5,291,954)     (311,206)    (489,717)   (3,507,818)   (4,816,016)
                                       ------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period...........................   11,546,847    14,459,948       903,898    1,156,252    10,686,364    13,757,442
                                       ============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                AIM Variable              AIM Variable              AIM Variable
                                               Insurance Funds           Insurance Funds           Insurance Funds
                                                 Sub-Account               Sub-Account               Sub-Account
                                          ------------------------  ------------------------  ------------------------
                                                  AIM V. I.                 AIM V. I.
                                             Diversified Income       Government Securities     AIM V. I. High Yield
                                          ------------------------  ------------------------  ------------------------
                                              2008         2007         2008         2007         2008         2007
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   979,944  $ 1,090,656  $   494,543  $   572,265  $   602,258  $   600,552
Net realized gains (losses)..............  (1,422,334)    (751,761)     346,192       85,568     (561,355)    (141,419)
Change in unrealized gains (losses)......  (2,134,406)    (252,099)   1,496,249      458,983   (2,318,399)    (423,174)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (2,576,796)      86,796    2,336,984    1,116,816   (2,277,496)      35,959
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      72,290       25,560      202,519        5,810       35,881       55,703
Benefit payments.........................    (526,147)    (709,956)  (1,606,138)    (978,242)    (190,368)    (447,256)
Payments on termination..................  (3,593,864)  (4,815,034)  (4,927,187)  (3,815,408)  (1,717,332)  (2,612,829)
Contract maintenance charge..............      (5,052)      (5,758)      (7,753)      (7,335)      (3,398)      (3,871)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (385,705)     872,512    4,362,886      910,666     (436,209)     (34,762)
Adjustment to net assets allocated to
 contract in payout period...............          --           --           --           --           --           --
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,438,478)  (4,632,676)  (1,975,673)  (3,884,509)  (2,311,426)  (3,043,015)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (7,015,274)  (4,545,880)     361,311   (2,767,693)  (4,588,922)  (3,007,056)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,044,780   22,590,660   22,708,937   25,476,630   10,238,138   13,245,194
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $11,029,506  $18,044,780  $23,070,248  $22,708,937  $ 5,649,216  $10,238,138
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,494,794    1,872,442    1,660,149    1,950,594      949,547    1,225,477
       Units issued......................     140,132      303,506      471,438      297,593       56,636      137,768
       Units redeemed....................    (540,336)    (681,154)    (606,122)    (588,038)    (290,613)    (413,698)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,094,590    1,494,794    1,525,465    1,660,149      715,570      949,547
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 AIM Variable               AIM Variable               AIM Variable
                                                Insurance Funds            Insurance Funds           Insurance Funds
                                                  Sub-Account                Sub-Account               Sub-Account
                                          --------------------------  ------------------------  -------------------------
                                                   AIM V. I.                  AIM V. I.                 AIM V. I.
                                             International Growth         Large Cap Growth         Mid Cap Core Equity
                                          --------------------------  ------------------------  -------------------------
                                              2008          2007          2008         2007         2008          2007
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (377,764) $   (634,864) $  (184,844) $  (257,952) $     (1,487) $  (334,589)
Net realized gains (losses)..............    3,624,004     6,629,059      122,802      696,722     2,227,053    1,611,671
Change in unrealized gains (losses)......  (24,566,029)    1,870,564   (6,243,875)   2,015,733    (8,150,080)     938,743
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (21,319,789)    7,864,759   (6,305,917)   2,454,503    (5,924,514)   2,215,825
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      150,870       102,728       22,630       15,810        28,365       27,763
Benefit payments.........................     (911,918)   (1,962,039)    (226,676)    (515,073)     (661,328)    (857,309)
Payments on termination..................   (6,077,606)  (11,868,813)  (3,167,681)  (2,895,757)   (3,424,748)  (6,326,916)
Contract maintenance charge..............      (19,626)      (23,761)      (8,072)      (9,097)       (6,475)      (7,310)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (3,648,798)    1,859,583     (310,722)     165,683      (792,177)    (177,176)
Adjustment to net assets allocated to
 contract in payout period...............           --            --           --           --            --           --
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (10,507,078)  (11,892,302)  (3,690,521)  (3,238,434)   (4,856,363)  (7,340,948)
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (31,826,867)   (4,027,543)  (9,996,438)    (783,931)  (10,780,877)  (5,125,123)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   58,799,786    62,827,329   18,301,845   19,085,776    23,623,859   28,748,982
                                          ------------  ------------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 26,972,919  $ 58,799,786  $ 8,305,407  $18,301,845  $ 12,842,982  $23,623,859
                                          ============  ============  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,091,736     3,716,654    1,447,748    1,721,358     1,439,601    1,897,950
       Units issued......................      133,949       510,277      133,796      186,522       153,999      260,698
       Units redeemed....................     (835,716)   (1,135,195)    (501,546)    (460,132)     (473,524)    (719,047)
                                          ------------  ------------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................    2,389,969     3,091,736    1,079,998    1,447,748     1,120,076    1,439,601
                                          ============  ============  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 AIM Variable               AIM Variable             AIM Variable
                                                Insurance Funds           Insurance Funds           Insurance Funds
                                                  Sub-Account               Sub-Account               Sub-Account
                                          --------------------------  -----------------------  ------------------------
                                            AIM V. I. Money Market      AIM V. I. Technology      AIM V. I. Utilities
                                          --------------------------  -----------------------  ------------------------
                                              2008          2007          2008        2007         2008         2007
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    146,819  $    673,873  $   (46,451) $  (72,498) $   118,028  $    49,037
Net realized gains (losses)..............           --            --       49,120     338,220    1,598,467    2,396,009
Change in unrealized gains (losses)......           --            --   (1,872,573)     52,796   (5,924,660)      48,499
                                          ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      146,819       673,873   (1,869,904)    318,518   (4,208,165)   2,493,545
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      100,916        15,390        2,141       5,424       59,706        7,638
Benefit payments.........................   (1,888,730)   (6,618,712)     (50,681)   (432,370)    (291,743)    (324,425)
Payments on termination..................  (14,860,701)  (11,806,577)    (536,480)   (755,623)  (1,792,980)  (3,187,854)
Contract maintenance charge..............       (7,201)       (6,671)      (2,307)     (2,754)      (4,885)      (5,393)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   18,162,692    18,402,653     (415,021)    205,130     (313,409)     192,883
Adjustment to net assets allocated to
 contract in payout period...............           --            --           --          --           --           --
                                          ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    1,506,976       (13,917)  (1,002,348)   (980,193)  (2,343,311)  (3,317,151)
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    1,653,795       659,956   (2,872,252)   (661,675)  (6,551,476)    (823,606)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   21,739,818    21,079,862    4,857,722   5,519,397   13,859,397   14,683,003
                                          ------------  ------------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 23,393,613  $ 21,739,818  $ 1,985,470  $4,857,722  $ 7,307,921  $13,859,397
                                          ============  ============  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,818,316     1,820,869      375,301     452,712      668,053      841,516
       Units issued......................    1,760,095     2,556,551       27,005      87,379       62,256      101,921
       Units redeemed....................   (1,631,473)   (2,559,104)    (121,781)   (164,790)    (202,155)    (275,384)
                                          ------------  ------------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    1,946,938     1,818,316      280,525     375,301      528,154      668,053
                                          ============  ============  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          AIM Variable Insurance    AIM Variable Insurance    AIM Variable Insurance
                                              Funds Series II          Funds Series II            Funds Series II
                                                Sub-Account              Sub-Account                Sub-Account
                                          ----------------------  -------------------------  ------------------------
                                                 AIM V. I.                                           AIM V. I.
                                             Basic Balanced II     AIM V. I. Basic Value II   Capital Appreciation II
                                          ----------------------  -------------------------  ------------------------
                                             2008        2007         2008          2007         2008         2007
                                          ----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   33,810  $   21,213  $   (170,089) $  (300,880) $   (91,894) $  (136,182)
Net realized gains (losses)..............     14,890      42,931     2,278,057    1,975,763      120,187      335,559
Change in unrealized gains (losses)......   (682,242)    (56,590)  (11,711,986)  (1,650,916)  (3,138,788)     590,654
                                          ----------  ----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (633,542)      7,554    (9,604,018)      23,967   (3,110,495)     790,031
                                          ----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --         502        16,449       26,559        4,767       15,482
Benefit payments.........................    (43,119)    (29,302)     (160,798)    (265,153)     (62,809)      (3,655)
Payments on termination..................   (133,429)    (91,964)   (1,397,612)  (2,263,626)    (361,948)    (440,348)
Contract maintenance charge..............         --          --       (46,363)     (62,988)     (12,690)     (16,653)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (80,728)    (27,148)      405,775     (217,874)    (732,738)    (626,882)
Adjustment to net assets allocated to
 contract in payout period...............         --          --            --           --           --           --
                                          ----------  ----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (257,276)   (147,912)   (1,182,549)  (2,783,082)  (1,165,418)  (1,072,056)
                                          ----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (890,818)   (140,358)  (10,786,567)  (2,759,115)  (4,275,913)    (282,025)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,797,350   1,937,708    19,438,477   22,197,592    7,992,016    8,274,041
                                          ----------  ----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $  906,532  $1,797,350  $  8,651,910  $19,438,477  $ 3,716,103  $ 7,992,016
                                          ==========  ==========  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    160,341     173,375     1,259,674    1,430,759      545,611      620,133
       Units issued......................      2,815       8,080       159,243       62,753       12,008       18,034
       Units redeemed....................    (29,703)    (21,114)     (240,738)    (233,838)    (112,174)     (92,556)
                                          ----------  ----------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    133,453     160,341     1,178,179    1,259,674      445,445      545,611
                                          ==========  ==========  ============  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 AIM Variable Insurance  AIM Variable Insurance  AIM Variable Insurance
                                                   Funds Series II          Funds Series II        Funds Series II
                                                     Sub-Account              Sub-Account            Sub-Account
                                                 ---------------------  -----------------------  ---------------------
                                                      AIM V. I.                                       AIM V. I.
                                                 Capital Development II AIM V. I. Core Equity II Diversified Income II
                                                 ---------------------  -----------------------  ---------------------
                                                    2008       2007         2008        2007        2008       2007
                                                 ---------   --------   -----------  ----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (8,423)  $(12,240)  $     3,646  $  (46,775) $  32,234   $ 28,897
Net realized gains (losses).....................    74,394     88,508        50,800     175,868    (28,159)    (5,285)
Change in unrealized gains (losses).............  (389,265)   (20,682)   (1,336,017)    191,286    (80,713)   (24,504)
                                                 ---------   --------   -----------  ----------  ---------   --------
Increase (decrease) in net assets from
 operations.....................................  (323,294)    55,586    (1,281,571)    320,379    (76,638)      (892)
                                                 ---------   --------   -----------  ----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................        44     10,343        13,020       1,385        692      8,719
Benefit payments................................    (3,214)        --        (6,179)    (68,905)        --     (8,419)
Payments on termination.........................   (10,127)   (66,043)     (494,144)   (641,278)   (29,524)   (24,708)
Contract maintenance charge.....................        --         --       (10,564)    (13,404)        --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (60,359)   141,085      (166,233)   (275,955)   (66,368)     1,884
Adjustment to net assets allocated to contract
 in payout period...............................        --         --            --          --         --         --
                                                 ---------   --------   -----------  ----------  ---------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (73,656)    85,385      (664,100)   (998,157)   (95,200)   (22,524)
                                                 ---------   --------   -----------  ----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (396,950)   140,971    (1,945,671)   (677,778)  (171,838)   (23,416)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   733,288    592,317     4,618,125   5,295,903    528,409    551,825
                                                 ---------   --------   -----------  ----------  ---------   --------
NET ASSETS AT END OF PERIOD..................... $ 336,338   $733,288   $ 2,672,454  $4,618,125  $ 356,571   $528,409
                                                 =========   ========   ===========  ==========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    47,215     41,417       389,485     473,969     46,380     48,346
       Units issued.............................     1,624     12,041        11,043      18,418      4,578      6,623
       Units redeemed...........................    (7,210)    (6,243)      (72,602)   (102,902)   (13,239)    (8,589)
                                                 ---------   --------   -----------  ----------  ---------   --------
    Units outstanding at end of period..........    41,629     47,215       327,926     389,485     37,719     46,380
                                                 =========   ========   ===========  ==========  =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                AIM Variable Insurance   AIM Variable Insurance  AIM Variable Insurance
                                                    Funds Series II        Funds Series II           Funds Series II
                                                      Sub-Account            Sub-Account               Sub-Account
                                                ----------------------   ---------------------   ----------------------
                                                       AIM V. I.                                        AIM V. I.
                                                Government Securities II AIM V. I. High Yield II International Growth II
                                                ----------------------   ---------------------   ----------------------
                                                   2008         2007        2008        2007        2008        2007
                                                ----------   ----------  ---------    --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $   43,806   $   23,195  $  40,293    $ 35,712   $  (12,691) $  (21,922)
Net realized gains (losses)....................      4,017      (11,249)   (34,426)      5,982      113,892     118,707
Change in unrealized gains (losses)............    154,448       36,865   (167,357)    (44,647)    (681,650)    106,549
                                                ----------   ----------  ---------    --------   ----------  ----------
Increase (decrease) in net assets from
 operations....................................    202,271       48,811   (161,490)     (2,953)    (580,449)    203,334
                                                ----------   ----------  ---------    --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................        600        1,615    104,033       8,900        1,768       7,335
Benefit payments...............................    (47,772)     (99,124)  (103,410)         --           --          --
Payments on termination........................   (140,949)     (88,022)   (27,973)    (28,799)     (42,467)   (139,579)
Contract maintenance charge....................         --           --         --          --           --          --
Transfers among the sub-accounts and with
 the Fixed Account--net........................  1,332,245     (136,653)   (90,402)    (57,850)    (296,094)    (27,808)
Adjustment to net assets allocated to contract
 in payout period..............................         --           --         --          --           --          --
                                                ----------   ----------  ---------    --------   ----------  ----------
Increase (decrease) in net assets from
 contract transactions.........................  1,144,124     (322,184)  (117,752)    (77,749)    (336,793)   (160,052)
                                                ----------   ----------  ---------    --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS........................................  1,346,395     (273,373)  (279,242)    (80,702)    (917,242)     43,282
NET ASSETS AT BEGINNING OF
 PERIOD........................................  1,089,092    1,362,465    651,345     732,047    1,636,148   1,592,866
                                                ----------   ----------  ---------    --------   ----------  ----------
NET ASSETS AT END OF PERIOD.................... $2,435,487   $1,089,092  $ 372,103    $651,345   $  718,906  $1,636,148
                                                ==========   ==========  =========    ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................     95,391      124,477     46,539      52,082       78,304      85,855
       Units issued............................    127,255       13,859      8,669       3,754        2,283       6,719
       Units redeemed..........................    (27,547)     (42,945)   (18,867)     (9,297)     (21,825)    (14,270)
                                                ----------   ----------  ---------    --------   ----------  ----------
    Units outstanding at end of period.........    195,099       95,391     36,341      46,539       58,762      78,304
                                                ==========   ==========  =========    ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          AIM Variable Insurance   AIM Variable Insurance  AIM Variable Insurance
                                              Funds Series II         Funds Series II          Funds Series II
                                                Sub-Account             Sub-Account              Sub-Account
                                          ----------------------  -----------------------  ----------------------
                                                 AIM V. I.               AIM V. I.                AIM V. I.
                                            Large Cap Growth II    Mid Cap Core Equity II      Money Market II
                                          ----------------------  -----------------------  ----------------------
                                             2008        2007         2008        2007        2008        2007
                                          ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (12,854) $  (16,384) $   (23,424) $ (118,164) $    6,735  $   58,109
Net realized gains (losses)..............      9,123      14,850      613,597     216,597          --          --
Change in unrealized gains (losses)......   (400,710)    135,198   (2,323,511)    417,721          --          --
                                          ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   (404,441)    133,664   (1,733,338)    516,154       6,735      58,109
                                          ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --          --       24,574      26,254          54          --
Benefit payments.........................     (5,916)    (16,361)     (78,692)   (101,442)    (70,790)    (28,252)
Payments on termination..................    (71,888)    (65,264)    (935,397)   (526,649)   (333,839)   (401,325)
Contract maintenance charge..............         --          --      (13,475)    (15,583)         --          --
Transfers among the sub-accounts and
 with the Fixed Account--net.............     14,568       7,012     (193,829)   (149,596)     91,137     579,779
Adjustment to net assets allocated to
 contract in payout period...............         --          --           --          --          --          --
                                          ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................    (63,236)    (74,613)  (1,196,819)   (767,016)   (313,438)    150,202
                                          ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (467,677)     59,051   (2,930,157)   (250,862)   (306,703)    208,311
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,106,307   1,047,256    6,739,231   6,990,093   2,351,768   2,143,457
                                          ----------  ----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $  638,630  $1,106,307  $ 3,809,074  $6,739,231  $2,045,065  $2,351,768
                                          ==========  ==========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     87,996      94,569      488,368     545,360     228,198     213,379
       Units issued......................      9,402       2,697       23,540      28,375      27,467      72,102
       Units redeemed....................    (13,612)     (9,270)    (119,738)    (85,367)    (57,986)    (57,283)
                                          ----------  ----------  -----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     83,786      87,996      392,170     488,368     197,679     228,198
                                          ==========  ==========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                  Alliance
                                           AIM Variable Insurance AIM Variable Insurance     Bernstein Variable
                                             Funds Series II        Funds Series II          Product Series Fund
                                               Sub-Account            Sub-Account                Sub-Account
                                           ---------------------  ---------------------  --------------------------
                                                AIM V. I.              AIM V. I.                  Alliance
                                              Technology II           Utilities II          Bernstein VPS Growth
                                           ---------------------  ---------------------  --------------------------
                                             2008        2007        2008       2007         2008          2007
                                            --------   --------   ---------   --------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (1,224)   $ (2,117)  $   7,881   $  1,728   $   (646,423) $   (976,582)
Net realized gains (losses)...............   (1,658)      7,005     106,463    120,011        179,734     2,599,533
Change in unrealized gains (losses).......  (43,739)      2,529    (421,041)    32,958    (20,707,289)    4,387,924
                                            --------   --------   ---------   --------   ------------  ------------
Increase (decrease) in net assets from
 operations...............................  (46,621)      7,417    (306,697)   154,697    (21,173,978)    6,010,875
                                            --------   --------   ---------   --------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      138         679      59,013        970         68,559       219,538
Benefit payments..........................       --          --     (58,721)   (41,507)      (702,491)     (998,608)
Payments on termination...................   (6,994)     (5,193)    (34,414)   (76,692)    (6,470,584)   (8,030,624)
Contract maintenance charge...............       --          --          --         --       (100,518)     (121,023)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (22,653)     (7,205)    (58,644)    61,320     (3,099,047)   (1,279,581)
Adjustment to net assets allocated to
 contract in payout period................       --          --          --         --             --            --
                                            --------   --------   ---------   --------   ------------  ------------
Increase (decrease) in net assets from
 contract transactions....................  (29,509)    (11,719)    (92,766)   (55,909)   (10,304,081)  (10,210,298)
                                            --------   --------   ---------   --------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (76,130)     (4,302)   (399,463)    98,788    (31,478,059)   (4,199,423)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  119,112     123,414     971,474    872,686     55,665,096    59,864,519
                                            --------   --------   ---------   --------   ------------  ------------
NET ASSETS AT END OF PERIOD............... $ 42,982    $119,112   $ 572,011   $971,474   $ 24,187,037  $ 55,665,096
                                            ========   ========   =========   ========   ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    9,382      10,283      47,502     50,485      5,068,225     6,256,329
       Units issued.......................      345       1,279       5,548     11,964        301,736       621,550
       Units redeemed.....................   (3,513)     (2,180)    (11,025)   (14,947)    (1,504,053)   (1,809,654)
                                            --------   --------   ---------   --------   ------------  ------------
    Units outstanding at end of period....    6,214       9,382      42,025     47,502      3,865,908     5,068,225
                                            ========   ========   =========   ========   ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Alliance                    Alliance                   Alliance
                                     Bernstein Variable          Bernstein Variable         Bernstein Variable
                                     Product Series Fund        Product Series Fund        Product Series Fund
                                         Sub-Account                Sub-Account                Sub-Account
                                 --------------------------  -------------------------  -------------------------
                                   Alliance Bernstein VPS      Alliance Bernstein VPS     Alliance Bernstein VPS
                                       Growth & Income          International Value          Large Cap Growth
                                 --------------------------  -------------------------  -------------------------
                                     2008          2007          2008          2007         2008          2007
                                 ------------  ------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $    180,350  $   (849,086) $   (237,374) $  (276,531) $   (475,415) $  (690,055)
Net realized gains (losses).....   16,626,507    19,748,162       944,465    3,118,766       (72,245)   1,631,401
Change in unrealized gains
 (losses).......................  (77,351,929)  (12,361,600)  (22,997,660)  (1,207,938)  (13,611,973)   3,711,972
                                 ------------  ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net
 assets from operations.........  (60,545,072)    6,537,476   (22,290,569)   1,634,297   (14,159,633)   4,653,318
                                 ------------  ------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      374,644       263,140        81,364      697,754       460,152       39,260
Benefit payments................   (2,442,835)   (3,812,816)     (893,213)    (677,146)   (1,093,110)    (594,325)
Payments on termination.........  (21,713,105)  (33,707,044)   (2,346,674)  (2,555,023)   (4,558,790)  (8,262,819)
Contract maintenance
 charge.........................     (140,409)     (178,491)     (137,322)    (162,883)      (29,349)     (34,718)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............   (6,705,934)   (7,080,944)    3,221,779    2,423,495      (464,474)    (641,258)
Adjustment to net assets
 allocated to contract in
 payout period..................           --            --            --           --            --           --
                                 ------------  ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net
 assets from contract
 transactions...................  (30,627,639)  (44,516,155)      (74,066)    (273,803)   (5,685,571)  (9,493,860)
                                 ------------  ------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE)
 IN NET ASSETS..................  (91,172,711)  (37,978,679)  (22,364,635)   1,360,494   (19,845,204)  (4,840,542)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................  165,770,841   203,749,520    42,873,418   41,512,924    39,212,588   44,053,130
                                 ------------  ------------  ------------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD......................... $ 74,598,130  $165,770,841  $ 20,508,783  $42,873,418  $ 19,367,384  $39,212,588
                                 ============  ============  ============  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........   11,799,587    14,983,211     2,617,431    2,631,181     4,752,977    6,022,160
       Units issued.............      481,186       968,199       739,884      513,437       536,456      765,511
       Units redeemed...........   (3,182,711)   (4,151,823)     (631,681)    (527,187)   (1,365,097)  (2,034,694)
                                 ------------  ------------  ------------  -----------  ------------  -----------
    Units outstanding at end
     of period..................    9,098,062    11,799,587     2,725,634    2,617,431     3,924,336    4,752,977
                                 ============  ============  ============  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Alliance                  Alliance                 Alliance
                                              Bernstein Variable        Bernstein Variable       Bernstein Variable
                                             Product Series Fund       Product Series Fund      Product Series Fund
                                                 Sub-Account               Sub-Account              Sub-Account
                                          -------------------------  -----------------------  -----------------------
                                            Alliance Bernstein VPS    Alliance Bernstein VPS          Alliance
                                             Small/Mid Cap Value          Utility Income        Bernstein VPS Value
                                          -------------------------  -----------------------  -----------------------
                                              2008          2007         2008        2007         2008        2007
                                          ------------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (415,555) $  (510,782) $    66,227  $   22,667  $    15,862  $  (20,934)
Net realized gains (losses)..............    2,750,162    4,742,220      616,964     290,459      (37,649)    244,215
Change in unrealized gains (losses)......  (15,783,343)  (3,979,819)  (3,657,462)    932,542   (1,449,111)   (456,240)
                                          ------------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................  (13,448,736)     251,619   (2,974,271)  1,245,668   (1,470,898)   (232,959)
                                          ------------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       22,623      160,563       11,137     175,317        1,000      36,943
Benefit payments.........................     (275,658)    (794,128)     (30,259)   (192,060)     (20,128)    (29,729)
Payments on termination..................   (6,109,650)  (4,058,807)  (1,149,860)   (279,139)    (254,113)   (149,192)
Contract maintenance charge..............     (154,235)    (184,547)     (24,647)    (20,484)     (11,304)    (12,929)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (2,967,625)    (338,812)      93,273   1,216,984      (77,719)   (489,880)
Adjustment to net assets allocated to
 contract in payout period...............           --           --           --          --           --          --
                                          ------------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (9,484,545)  (5,215,731)  (1,100,356)    900,618     (362,264)   (644,787)
                                          ------------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (22,933,281)  (4,964,112)  (4,074,627)  2,146,286   (1,833,162)   (877,746)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   44,404,325   49,368,437    8,265,132   6,118,846    3,746,707   4,624,453
                                          ------------  -----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 21,471,044  $44,404,325  $ 4,190,505  $8,265,132  $ 1,913,545  $3,746,707
                                          ============  ===========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    2,375,213    2,636,231      518,987     460,431      311,265     362,312
       Units issued......................      122,754      209,766      103,795     204,381       32,497      49,395
       Units redeemed....................     (682,712)    (470,784)    (199,209)   (145,825)     (69,644)   (100,442)
                                          ------------  -----------  -----------  ----------  -----------  ----------
    Units outstanding at end of
     period..............................    1,815,255    2,375,213      423,573     518,987      274,118     311,265
                                          ============  ===========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                               American          American           Dreyfus
                                                           Century Variable  Century Variable Socially Responsible
                                                           Portfolios, Inc   Portfolios, Inc   Growth Fund, Inc.
                                                             Sub-Account       Sub-Account        Sub-Account
                                                          -----------------  ---------------- ----------------------
                                                                                 American
                                                           American Century      Century        Dreyfus Socially
                                                             VP Balanced     VP International Responsible Growth Fund
                                                          -----------------  ---------------- ----------------------
                                                            2008     2007          2007          2008        2007
                                                          -------  --------  ----------------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................. $   239  $    474      $    (43)    $    (103)   $ (1,818)
Net realized gains (losses)..............................   1,309       979         1,556        12,460         927
Change in unrealized gains (losses)......................  (6,640)     (175)        2,988       (28,794)     13,631
                                                          -------  --------      --------      ---------   --------
Increase (decrease) in net assets from operations........  (5,092)    1,278         4,501       (16,437)     12,740
                                                          -------  --------      --------      ---------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................      --        --            --            85          --
Benefit payments.........................................      --        --            --        (4,292)         --
Payments on termination..................................    (681)  (27,728)      (34,863)      (14,584)    (87,002)
Contract maintenance charge..............................      (7)       (8)           --           (52)        (52)
Transfers among the sub-accounts and with the Fixed
 Account--net............................................     (22)       --            --      (103,293)         --
Adjustment to net assets allocated to contract in payout
 period..................................................      --        --            --            --          --
                                                          -------  --------      --------      ---------   --------
Increase (decrease) in net assets from contract
 transactions............................................    (710)  (27,736)           --      (122,136)    (87,054)
                                                          -------  --------      --------      ---------   --------
INCREASE (DECREASE) IN NET ASSETS........................  (5,802)  (26,458)      (30,362)     (138,573)    (74,314)
NET ASSETS AT BEGINNING OF PERIOD........................  23,707    50,165        30,362       158,575     232,889
                                                          -------  --------      --------      ---------   --------
NET ASSETS AT END OF PERIOD.............................. $17,905  $ 23,707      $     --     $  20,002    $158,575
                                                          =======  ========      ========      =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.............   1,507     3,281         1,864        17,438      26,023
       Units issued......................................      --        --            --         1,267       1,567
       Units redeemed....................................     (58)   (1,774)       (1,864)      (15,592)    (10,152)
                                                          -------  --------      --------      ---------   --------
    Units outstanding at end of period...................   1,449     1,507            --         3,113      17,438
                                                          =======  ========      ========      =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                              Dreyfus Variable       Dreyfus Variable
                                                   Dreyfus Stock Index Fund    Investment Fund        Investment Fund
                                                         Sub-Account             Sub-Account            Sub-Account
                                                   ----------------------   --------------------  ----------------------
                                                                                                            VIF
                                                   Dreyfus Stock Index Fund  VIF Growth & Income       Money Market
                                                   ----------------------   --------------------  ----------------------
                                                      2008         2007        2008       2007        2008        2007
                                                   ----------   ----------  ---------  ---------  -----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    5,052   $    3,356  $  (1,151) $  (1,749) $     8,450  $  26,030
Net realized gains (losses).......................     58,543       75,530     20,819     35,475           --         --
Change in unrealized gains (losses)...............   (448,429)     (24,083)  (104,057)   (14,784)          --         --
                                                   ----------   ----------  ---------  ---------  -----------  ---------
Increase (decrease) in net assets from
 operations.......................................   (384,834)      54,803    (84,389)    18,942        8,450     26,030
                                                   ----------   ----------  ---------  ---------  -----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      5,000       10,000         --         --           --         --
Benefit payments..................................    (61,577)     (18,759)        --    (37,203)     (88,076)  (283,011)
Payments on termination...........................   (147,293)    (245,568)   (22,994)   (70,626)  (1,672,397)  (409,299)
Contract maintenance charge.......................       (533)        (626)      (139)      (164)        (419)      (315)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   (135,991)      (3,733)     4,168     (5,592)   2,716,525    636,399
Adjustment to net assets allocated to contract in
 payout period....................................         --           --         --         --           --         --
                                                   ----------   ----------  ---------  ---------  -----------  ---------
Increase (decrease) in net assets from contract
 transactions.....................................   (340,394)    (258,686)   (18,965)  (113,585)     955,633    (56,226)
                                                   ----------   ----------  ---------  ---------  -----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS...........................................   (725,228)    (203,883)  (103,354)   (94,643)     964,083    (30,196)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................  1,290,547    1,494,430    223,282    317,925      773,155    803,351
                                                   ----------   ----------  ---------  ---------  -----------  ---------
NET ASSETS AT END OF PERIOD....................... $  565,319   $1,290,547  $ 119,928  $ 223,282  $ 1,737,238  $ 773,155
                                                   ==========   ==========  =========  =========  ===========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.......................................    104,229      125,849     17,238     27,070       70,655     75,375
       Units issued...............................      7,063        3,260        623      4,584      357,426     79,711
       Units redeemed.............................    (38,453)     (24,880)    (1,947)   (14,416)    (271,878)   (84,431)
                                                   ----------   ----------  ---------  ---------  -----------  ---------
    Units outstanding at end of period............     72,839      104,229     15,914     17,238      156,203     70,655
                                                   ==========   ==========  =========  =========  ===========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                     Dreyfus Variable
                                                     Investment Fund  DWS Variable Series I  DWS Variable Series I
                                                       Sub-Account        Sub-Account             Sub-Account
                                                     ---------------- -------------------   ----------------------
                                                           VIF
                                                      Small Company                                   DWS
                                                          Stock          DWS Bond VIP A      Capital Growth VIP A
                                                     ---------------- -------------------   ----------------------
                                                        2007 (ak)        2008       2007       2008        2007
                                                     ---------------- ---------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................     $   (417)    $  32,465   $ 29,581  $    5,035  $   (1,713)
Net realized gains (losses).........................       26,102       (14,236)     3,716       7,615      51,548
Change in unrealized gains (losses).................      (18,820)     (126,016)       874    (563,985)    132,100
                                                         --------     ---------   --------  ----------  ----------
Increase (decrease) in net assets from operations...        6,865      (107,787)    34,171    (551,335)    181,935
                                                         --------     ---------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................           --            30      3,060       7,525      11,860
Benefit payments....................................       (2,915)       20,538     (2,697)      3,900     (26,633)
Payments on termination.............................           --       (36,660)   (96,311)    (85,091)   (305,648)
Contract maintenance charge.........................          (16)           --         --          --          --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      (87,703)     (223,170)    51,505     (36,273)     52,901
Adjustment to net assets allocated to contract in
 payout period......................................           --            --     27,657          --          --
                                                         --------     ---------   --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................      (90,634)     (239,262)   (16,786)   (109,939)   (267,520)
                                                         --------     ---------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................      (83,769)     (347,049)    17,385    (661,274)    (85,585)
NET ASSETS AT BEGINNING OF PERIOD...................       83,769       816,152    798,767   1,693,676   1,779,261
                                                         --------     ---------   --------  ----------  ----------
NET ASSETS AT END OF PERIOD.........................     $     --     $ 469,103   $816,152  $1,032,402  $1,693,676
                                                         ========     =========   ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........        4,992        56,326     57,022     132,978     156,225
       Units issued.................................           --          (171)    21,586      10,036      16,078
       Units redeemed...............................       (4,992)      (16,982)   (22,282)    (21,183)    (39,325)
                                                         --------     ---------   --------  ----------  ----------
    Units outstanding at end of period..............           --        39,173     56,326     121,831     132,978
                                                         ========     =========   ========  ==========  ==========

--------
(ak)For the period beginning January 1, 2007 and ended April 30, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                    DWS Variable Series I     DWS Variable Series I   DWS Variable Series I
                                                         Sub-Account               Sub-Account            Sub-Account
                                                   -------------------------  ---------------------   -------------------
                                                             DWS                       DWS                    DWS
                                                   Global Opportunities VIP A Growth and Income VIP A International VIP A
                                                   -------------------------  ---------------------   -------------------
                                                       2008         2007         2008        2007        2008       2007
                                                   -----------   ----------   ---------   ----------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    (5,887)  $    8,260   $   6,937   $    7,513  $   5,241   $ 13,532
Net realized gains (losses).......................     222,625      240,853     124,282      169,810    123,240     56,769
Change in unrealized gains (losses)...............  (1,027,131)    (106,938)   (376,024)    (149,115)  (547,080)    30,202
                                                   -----------   ----------   ---------   ----------  ---------   --------
Increase (decrease) in net assets from
 operations.......................................    (810,393)     142,175    (244,805)      28,208   (418,599)   100,503
                                                   -----------   ----------   ---------   ----------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       5,868        6,160          --        1,840      4,467      5,652
Benefit payments..................................      (6,697)     (69,474)         --     (123,972)     1,650    (21,798)
Payments on termination...........................     (78,963)    (163,170)     (4,657)    (349,281)   (32,193)   (78,817)
Contract maintenance charge.......................          --           --          --           --         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (82,749)      13,384         836     (161,110)   (16,501)    56,320
Adjustment to net assets allocated to contract in
 payout period....................................          --           --          --           --         --         --
                                                   -----------   ----------   ---------   ----------  ---------   --------
Increase (decrease) in net assets from contract
 transactions.....................................    (162,541)    (213,100)     (3,821)    (632,523)   (42,577)   (38,643)
                                                   -----------   ----------   ---------   ----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS...........................................    (972,934)     (70,925)   (248,626)    (604,315)  (461,176)    61,860
NET ASSETS AT BEGINNING OF
 PERIOD...........................................   1,728,047    1,798,972     635,199    1,239,514    876,571    814,711
                                                   -----------   ----------   ---------   ----------  ---------   --------
NET ASSETS AT END OF PERIOD....................... $   755,113   $1,728,047   $ 386,573   $  635,199  $ 415,395   $876,571
                                                   ===========   ==========   =========   ==========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......      61,759       69,784      55,856      109,669     52,933     55,970
       Units issued...............................         441        5,864         347       40,775      6,623      9,477
       Units redeemed.............................      (7,855)     (13,889)       (698)     (94,588)   (10,753)   (12,514)
                                                   -----------   ----------   ---------   ----------  ---------   --------
    Units outstanding at end of period............      54,345       61,759      55,505       55,856     48,803     52,933
                                                   ===========   ==========   =========   ==========  =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   DWS Variable Series II  DWS Variable Series II  DWS Variable Series II
                                                         Sub-Account             Sub-Account            Sub-Account
                                                   ----------------------  ----------------------  --------------------
                                                                                     DWS               DWS Small Cap
                                                    DWS Balanced VIP A II   Money Market VIP A II     Growth VIP A II
                                                   ----------------------  ----------------------  --------------------
                                                      2008        2007        2008        2007        2008        2007
                                                   ----------  ----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   56,865  $   51,728  $   19,116  $   43,445  $  (2,937)  $  (3,703)
Net realized gains (losses).......................    (21,854)     31,336          --          --    (12,875)     34,484
Change in unrealized gains (losses)...............   (592,176)        670          --          --   (245,822)       (797)
                                                   ----------  ----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 operations.......................................   (557,165)     83,734      19,116      43,445   (261,634)     29,984
                                                   ----------  ----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................        250       3,829      35,020       1,230        540       2,044
Benefit payments..................................     31,177     (45,437)         --     (20,302)        --     (14,268)
Payments on termination...........................   (137,589)   (173,250)    (26,902)    (85,010)   (21,756)    (27,692)
Contract maintenance charge.......................         --          --          --          --         --          --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (36,099)     38,191    (124,884)     80,636     69,312    (101,293)
Adjustment to net assets allocated to contract in
 payout period....................................         --      54,015          --          --         --          --
                                                   ----------  ----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from contract
 transactions.....................................   (142,261)   (122,652)   (116,766)    (23,446)    48,096    (141,209)
                                                   ----------  ----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS...........................................   (699,426)    (38,918)    (97,650)     19,999   (213,538)   (111,225)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................  2,051,214   2,090,132   1,032,898   1,012,899    464,528     575,753
                                                   ----------  ----------  ----------  ----------  ---------   ---------
NET ASSETS AT END OF PERIOD....................... $1,351,788  $2,051,214  $  935,248  $1,032,898  $ 250,990   $ 464,528
                                                   ==========  ==========  ==========  ==========  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.......................................    169,227     179,485      98,429     100,633     36,335      47,472
       Units issued...............................      4,278      11,719      15,175      22,785      6,215       4,021
       Units redeemed.............................    (18,933)    (21,977)    (26,155)    (24,989)    (3,401)    (15,158)
                                                   ----------  ----------  ----------  ----------  ---------   ---------
    Units outstanding at end of period............    154,572     169,227      87,449      98,429     39,149      36,335
                                                   ==========  ==========  ==========  ==========  =========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Federated             Fidelity Variable         Fidelity Variable
                                              Insurance Series       Insurance Products Fund   Insurance Products Fund
                                                 Sub-Account               Sub-Account               Sub-Account
                                          ------------------------  ------------------------  ------------------------
                                                  Federated
                                             Prime Money Fund II         VIP Contrafund           VIP Equity-Income
                                          ------------------------  ------------------------  ------------------------
                                              2008      2007 (aq)       2008         2007         2008         2007
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   104,769  $   332,110  $   (45,058) $   (70,575) $    12,778  $     5,778
Net realized gains (losses)..............          --           --     (153,139)   4,562,506     (151,399)     479,378
Change in unrealized gains (losses)......          --           --   (5,299,776)  (2,303,507)    (757,711)    (425,620)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     104,769      332,110   (5,497,973)   2,188,424     (896,332)      59,536
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       4,020        5,388       54,967      158,080        1,545        4,451
Benefit payments.........................    (433,484)    (474,415)    (185,062)    (251,079)     (84,487)     (56,105)
Payments on termination..................  (4,065,096)  (6,434,463)  (2,001,180)  (2,939,181)    (618,038)  (1,545,167)
Contract maintenance charge..............      (3,181)      (2,884)      (7,111)      (8,196)        (990)      (1,406)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,323,997   11,238,467     (204,123)    (369,366)    (224,077)     161,994
Adjustment to net assets allocated to
 contract in payout period...............          --           --           --           --           --           --
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,173,744)   4,332,093   (2,342,509)  (3,409,742)    (926,047)  (1,436,233)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,068,975)   4,664,203   (7,840,482)  (1,221,318)  (1,822,379)  (1,376,697)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,660,654    5,996,451   14,275,262   15,496,580    2,781,889    4,158,586
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,591,679  $10,660,654  $ 6,434,780  $14,275,262  $   959,510  $ 2,781,889
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     893,573      528,214      793,131      987,680      178,711      267,003
       Units issued......................     289,533    1,450,817       70,280       85,208        3,440       23,114
       Units redeemed....................    (555,341)  (1,085,458)    (233,638)    (279,757)     (73,398)    (111,406)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     627,765      893,573      629,773      793,131      108,753      178,711
                                          ===========  ===========  ===========  ===========  ===========  ===========

--------
(aq)On April 27, 2007 RidgeWorth International Equity merged into Federated Prime Money Fund II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Fidelity Variable        Fidelity Variable         Fidelity Variable
                                           Insurance Products Fund  Insurance Products Fund   Insurance Products Fund
                                                 Sub-Account              Sub-Account               Sub-Account
                                          ------------------------  -----------------------  ------------------------
                                                 VIP Growth             VIP High Income            VIP Index 500
                                          ------------------------  -----------------------  ------------------------
                                              2008         2007         2008        2007         2008         2007
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (32,534) $   (36,105) $   117,869  $  179,475  $    44,485  $   245,100
Net realized gains (losses)..............     (82,559)     (61,821)    (161,233)    (47,534)     138,927      525,323
Change in unrealized gains (losses)......  (3,143,691)   1,767,373     (458,096)    (90,520)  (3,403,803)    (313,777)
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (3,258,784)   1,669,447     (501,460)     41,421   (3,220,391)     456,646
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      62,164       72,031        9,796       7,855       34,380       80,723
Benefit payments.........................     (13,703)    (119,968)     (90,714)    (38,332)    (166,449)     (91,105)
Payments on termination..................    (863,456)  (1,662,525)    (451,976)   (696,235)  (1,423,014)  (2,036,450)
Contract maintenance charge..............      (5,762)      (6,592)      (1,082)     (1,188)      (5,588)      (6,607)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (114,513)    (156,534)    (268,751)      4,393     (423,578)    (234,419)
Adjustment to net assets allocated to
 contract in payout period...............          --           --           --          --           --           --
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (935,270)  (1,873,588)    (802,727)   (723,507)  (1,984,249)  (2,287,858)
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,194,054)    (204,141)  (1,304,187)   (682,086)  (5,204,640)  (1,831,212)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,457,674    7,661,815    2,566,776   3,248,862    9,911,994   11,743,206
                                          -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 3,263,620  $ 7,457,674  $ 1,262,589  $2,566,776  $ 4,707,354  $ 9,911,994
                                          ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     642,675      827,254      233,449     298,090      903,650    1,119,875
       Units issued......................      58,898       49,449        9,450      47,265       44,385       56,388
       Units redeemed....................    (161,191)    (234,028)     (86,753)   (111,906)    (258,213)    (272,613)
                                          -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................     540,382      642,675      156,146     233,449      689,822      903,650
                                          ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                         Fidelity
                                                                                                    Variable Insurance
                                                      Fidelity Variable       Fidelity Variable       Products Fund
                                                   Insurance Products Fund Insurance Products Fund  (Service Class 2)
                                                         Sub-Account             Sub-Account           Sub-Account
                                                   ----------------------  -----------------------  -----------------
                                                                                                        VIP Asset
                                                             VIP                                         Manager
                                                    Investment Grade Bond        VIP Overseas       (Service Class 2)
                                                   ----------------------  -----------------------  -----------------
                                                      2008        2007         2008        2007       2008      2007
                                                   ----------  ----------  -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   95,914  $  119,509  $    22,850  $   72,590  $    150  $ 1,487
Net realized gains (losses).......................    (59,669)    (18,905)     318,740     535,679      (372)   1,323
Change in unrealized gains (losses)...............   (180,369)      8,349   (1,691,054)    (50,207)  (24,019)   7,341
                                                   ----------  ----------  -----------  ----------  --------  -------
Increase (decrease) in net assets from
 operations.......................................   (144,124)    108,953   (1,349,464)    558,062   (24,241)  10,151
                                                   ----------  ----------  -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     21,942      24,572       22,406      53,454        --       --
Benefit payments..................................    (96,058)   (102,230)     (28,887)    (59,607)       --       --
Payments on termination...........................   (634,510)   (662,173)    (848,420)   (815,936)   (2,125)  (3,704)
Contract maintenance charge.......................     (1,853)     (1,877)      (1,891)     (2,196)       --       --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (5,323)     (4,164)       1,093     184,380      (140)  (3,349)
Adjustment to net assets allocated to contract in
 payout period....................................         --          --           --          --        --       --
                                                   ----------  ----------  -----------  ----------  --------  -------
Increase (decrease) in net assets from contract
 transactions.....................................   (715,802)   (745,872)    (855,699)   (639,905)   (2,265)  (7,053)
                                                   ----------  ----------  -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET
 ASSETS...........................................   (859,926)   (636,919)  (2,205,163)    (81,843)  (26,506)   3,098
NET ASSETS AT BEGINNING OF
 PERIOD...........................................  3,459,520   4,096,439    3,642,273   3,724,116    66,265   63,167
                                                   ----------  ----------  -----------  ----------  --------  -------
NET ASSETS AT END OF PERIOD....................... $2,599,594  $3,459,520  $ 1,437,110  $3,642,273  $ 39,759  $66,265
                                                   ==========  ==========  ===========  ==========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......    234,249     285,654      241,023     287,299     5,279    5,891
       Units issued...............................     50,649      18,159       26,578      54,881        13      779
       Units redeemed.............................   (100,603)    (69,564)     (96,063)   (101,157)     (279)  (1,391)
                                                   ----------  ----------  -----------  ----------  --------  -------
    Units outstanding at end of period............    184,295     234,249      171,538     241,023     5,013    5,279
                                                   ==========  ==========  ===========  ==========  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Fidelity Variable         Fidelity Variable         Fidelity Variable
                                      Insurance Products Fund   Insurance Products Fund   Insurance Products Fund
                                         (Service Class 2)         (Service Class 2)         (Service Class 2)
                                            Sub-Account               Sub-Account               Sub-Account
                                    --------------------------  -----------------------  --------------------------
                                          VIP Contrafund           VIP Equity-Income         VIP Freedom 2010
                                         (Service Class 2)         (Service Class 2)     Portfolio (Service Class 2)
                                    --------------------------  -----------------------  --------------------------
                                        2008          2007          2008        2007         2008          2007
                                    ------------  ------------  -----------  ----------  -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (737,851) $   (775,793) $     2,996  $     (565) $   146,131   $    57,228
Net realized gains (losses)........   (5,032,118)   27,448,484     (189,765)    414,305       (5,959)      243,641
Change in unrealized gains
 (losses)..........................  (43,134,239)  (13,302,237)    (981,386)   (408,301)  (2,842,962)           82
                                    ------------  ------------  -----------  ----------  -----------   -----------
Increase (decrease) in net assets
 from operations...................  (48,904,208)   13,370,454   (1,168,155)      5,439   (2,702,790)      300,951
                                    ------------  ------------  -----------  ----------  -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      681,072    10,846,481        2,400      14,100        3,280     1,767,931
Benefit payments...................   (1,805,209)   (1,200,668)     (29,142)    (19,027)     (15,037)   (1,230,901)
Payments on termination............   (7,635,393)   (4,999,544)    (644,049)   (386,400)    (558,007)     (203,095)
Contract maintenance charge........     (396,580)     (320,736)        (617)       (691)     (39,176)      (12,362)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................   10,254,156    14,490,865     (605,862)    (17,362)   5,577,637     2,264,790
Adjustment to net assets allocated
 to contract in payout period......           --            --           --          --           --            --
                                    ------------  ------------  -----------  ----------  -----------   -----------
Increase (decrease) in net assets
 from contract transactions........    1,098,046    18,816,398   (1,277,270)   (409,380)   4,968,697     2,586,363
                                    ------------  ------------  -----------  ----------  -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (47,806,162)   32,186,852   (2,445,425)   (403,941)   2,265,907     2,887,314
NET ASSETS AT BEGINNING
 OF PERIOD.........................  110,026,520    77,839,668    3,575,085   3,979,026    6,320,399     3,433,085
                                    ------------  ------------  -----------  ----------  -----------   -----------
NET ASSETS AT END OF
 PERIOD............................ $ 62,220,358  $110,026,520  $ 1,129,660  $3,575,085  $ 8,586,306   $ 6,320,399
                                    ============  ============  ===========  ==========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    8,136,808     6,412,503      270,725     300,027      566,354       328,194
       Units issued................    2,321,633     3,043,502       50,809       8,543      867,640       509,639
       Units redeemed..............   (2,182,342)   (1,319,197)    (170,257)    (37,845)    (388,366)     (271,479)
                                    ------------  ------------  -----------  ----------  -----------   -----------
    Units outstanding at end of
     period........................    8,276,099     8,136,808      151,277     270,725    1,045,628       566,354
                                    ============  ============  ===========  ==========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Fidelity Variable        Fidelity Variable        Fidelity Variable
                                          Insurance Products Fund  Insurance Products Fund  Insurance Products Fund
                                             (Service Class 2)        (Service Class 2)        (Service Class 2)
                                                Sub-Account              Sub-Account              Sub-Account
                                          -----------------------  -----------------------  ----------------------
                                                VIP Freedom              VIP Freedom              VIP Freedom
                                               2020 Portfolio           2030 Portfolio         Income Portfolio
                                             (Service Class 2)        (Service Class 2)        (Service Class 2)
                                          -----------------------  -----------------------  ----------------------
                                              2008        2007         2008        2007        2008        2007
                                          -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    63,798  $   55,772  $    15,635  $   16,588  $   44,672  $   50,434
Net realized gains (losses)..............    (178,783)    189,030       79,473      92,445     (55,623)     20,534
Change in unrealized gains (losses)......  (2,617,372)     23,400   (1,292,595)      4,074    (366,694)    (21,590)
                                          -----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................  (2,732,357)    268,202   (1,197,487)    113,107    (377,645)     49,378
                                          -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      83,554   2,441,311       19,330     548,989      42,051     842,515
Benefit payments.........................     (48,212)         --      (16,215)         --    (199,982)         --
Payments on termination..................    (971,059)   (236,507)    (254,070)   (167,699)   (626,118)    (40,675)
Contract maintenance charge..............     (28,358)     (8,800)     (10,629)     (8,051)    (17,616)     (3,248)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   2,528,245   2,062,625    1,219,699     593,417   1,859,328     526,571
Adjustment to net assets allocated to
 contract in payout period...............          --          --           --          --          --          --
                                          -----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   1,564,170   4,258,629      958,115     966,656   1,057,663   1,325,163
                                          -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,168,187)  4,526,831     (239,372)  1,079,763     680,018   1,374,541
NET ASSETS AT BEGINNING OF
 PERIOD..................................   6,601,645   2,074,814    2,226,232   1,146,469   1,935,869     561,328
                                          -----------  ----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 5,433,458  $6,601,645  $ 1,986,860  $2,226,232  $2,615,887  $1,935,869
                                          ===========  ==========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     581,385     197,695      193,831     109,200     179,300      54,190
       Units issued......................     468,685     416,520      140,336     110,344     253,252     160,994
       Units redeemed....................    (326,281)    (32,830)     (49,996)    (25,713)   (157,073)    (35,884)
                                          -----------  ----------  -----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     723,789     581,385      284,171     193,831     275,479     179,300
                                          ===========  ==========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                              Fidelity Variable      Fidelity Variable         Fidelity Variable
                                           Insurance Products Fund  Insurance Products Fund Insurance Products Fund
                                              (Service Class 2)      (Service Class 2)         (Service Class 2)
                                                 Sub-Account            Sub-Account               Sub-Account
                                          ------------------------  ----------------------  ----------------------
                                             VIP Growth & Income         VIP Growth            VIP Growth Stock
                                              (Service Class 2)      (Service Class 2)         (Service Class 2)
                                          ------------------------  ----------------------  ----------------------
                                              2008         2007        2008        2007        2008        2007
                                          -----------  -----------   ---------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (86,507) $   (45,282) $  (6,668)   $ (8,009)  $  (25,441) $  (14,515)
Net realized gains (losses)..............     947,903      901,490      7,927      30,887     (144,355)    107,748
Change in unrealized gains (losses)......  (7,235,910)     588,757   (379,655)    133,071     (797,283)     81,342
                                          -----------  -----------   ---------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations..............................  (6,374,514)   1,444,965   (378,396)    155,949     (967,079)    174,575
                                          -----------  -----------   ---------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      50,089      161,080        180         180       65,256     407,578
Benefit payments.........................    (182,708)    (178,993)   (12,836)         --      (11,838)         --
Payments on termination..................  (1,021,596)    (664,383)  (137,007)    (60,691)    (190,749)   (160,241)
Contract maintenance charge..............     (52,957)     (56,711)      (240)       (189)      (5,386)       (560)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,138,322        7,478    165,679     (27,636)     577,060     847,436
Adjustment to net assets allocated to
 contract in payout period...............          --           --         --          --           --          --
                                          -----------  -----------   ---------   --------   ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................     (68,850)    (731,529)    15,776     (88,336)     434,343   1,094,213
                                          -----------  -----------   ---------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,443,364)     713,436   (362,620)     67,613     (532,736)  1,268,788
NET ASSETS AT BEGINNING OF
 PERIOD..................................  15,234,001   14,520,565    722,041     654,428    1,724,323     455,535
                                          -----------  -----------   ---------   --------   ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,790,637  $15,234,001  $ 359,421    $722,041   $1,191,587  $1,724,323
                                          ===========  ===========   =========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,126,062    1,180,371     66,294      74,947      146,855      46,722
       Units issued......................     253,403      180,930     61,058         307      102,036     147,673
       Units redeemed....................    (241,896)    (235,239)   (63,916)     (8,960)     (62,254)    (47,540)
                                          -----------  -----------   ---------   --------   ----------  ----------
    Units outstanding at end of
     period..............................   1,137,569    1,126,062     63,436      66,294      186,637     146,855
                                          ===========  ===========   =========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                                        Fidelity Variable     Fidelity Variable
                                           Fidelity Variable         Insurance Products Fund  Insurance Products Fund
                                        Insurance Products Fund         (Service Class 2)     (Service Class 2)
                                       (Service Class 2) Sub-Account       Sub-Account           Sub-Account
                                       ----------------------------  -----------------------  ----------------------
                                                                                                VIP Investment
                                            VIP High Income               VIP Index 500           Grade Bond
                                           (Service Class 2)            (Service Class 2)     (Service Class 2)
                                       ----------------------------  -----------------------  ----------------------
                                           2008           2007           2008        2007       2008         2007
                                        -----------    -----------   -----------  ----------   --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   577,189    $   748,093    $    45,971  $  120,003  $    482     $   542
Net realized gains (losses)...........    (432,614)        11,140       (119,386)    113,292      (855)       (178)
Change in unrealized gains
 (losses).............................  (2,600,104)      (669,266)    (3,322,645)   (148,329)     (211)        166
                                        -----------    -----------   -----------  ----------   --------     -------
Increase (decrease) in net assets
 from operations......................  (2,455,529)        89,967     (3,396,060)     84,966      (584)        530
                                        -----------    -----------   -----------  ----------   --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       6,019        152,363         40,955   2,892,596        --         264
Benefit payments......................    (263,427)      (265,711)       (58,082)   (113,879)   (5,805)         --
Payments on termination...............  (1,464,058)      (686,935)      (568,891)   (338,317)   (3,387)     (4,288)
Contract maintenance charge...........     (35,663)       (38,222)       (35,749)     (8,110)      (36)        (34)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (280,136)     1,010,881      1,011,473   2,621,682      (553)        163
Adjustment to net assets allocated
 to contract in payout period.........          --             --             --          --        --          --
                                        -----------    -----------   -----------  ----------   --------     -------
Increase (decrease) in net assets
 from contract transactions...........  (2,037,265)       172,376        389,706   5,053,972    (9,781)     (3,895)
                                        -----------    -----------   -----------  ----------   --------     -------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (4,492,794)       262,343     (3,006,354)  5,138,938   (10,365)     (3,365)
NET ASSETS AT BEGINNING
 OF PERIOD............................  11,263,572     11,001,229      9,065,635   3,926,697    17,862      21,227
                                        -----------    -----------   -----------  ----------   --------     -------
NET ASSETS AT END OF
 PERIOD............................... $ 6,770,778    $11,263,572    $ 6,059,281  $9,065,635  $  7,497     $17,862
                                        ===========    ===========   ===========  ==========   ========     =======
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     963,641        949,547        804,594     358,116     1,479       1,802
       Units issued...................     137,527        266,457        256,902     761,959       304          36
       Units redeemed.................    (315,794)      (252,363)      (190,675)   (315,481)   (1,130)       (359)
                                        -----------    -----------   -----------  ----------   --------     -------
    Units outstanding at end of
     period...........................     785,374        963,641        870,821     804,594       653       1,479
                                        ===========    ===========   ===========  ==========   ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Fidelity Variable            Fidelity Variable       Fidelity Variable
                                        Insurance Products Fund      Insurance Products Fund   Insurance Products Fund
                                           (Service Class 2)            (Service Class 2)       (Service Class 2)
                                              Sub-Account                  Sub-Account             Sub-Account
                                       ---------------------------  -------------------------  ----------------------
                                                                         VIP Money Market          VIP Overseas
                                       VIP MidCap (Service Class 2)     (Service Class 2)       (Service Class 2)
                                       ---------------------------  -------------------------  ----------------------
                                           2008           2007          2008          2007        2008        2007
                                       ------------   -----------   ------------  -----------   ---------   --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (353,372)  $  (317,919)  $    140,400  $   270,964  $   2,276    $  2,414
Net realized gains (losses)...........    2,655,535     2,439,488             --           --      6,752      25,569
Change in unrealized gains
 (losses).............................  (14,348,074)    1,163,968             --           --   (128,206)     (7,119)
                                       ------------   -----------   ------------  -----------   ---------   --------
Increase (decrease) in net assets
 from operations......................  (12,045,911)    3,285,537        140,400      270,964   (119,178)     20,864
                                       ------------   -----------   ------------  -----------   ---------   --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................      155,837     3,154,921          4,156      175,890         --         176
Benefit payments......................     (736,031)     (201,929)      (175,341)     (56,005)        --      (4,069)
Payments on termination...............   (2,542,858)   (1,136,781)   (10,909,482)  (1,399,011)    (6,042)    (41,809)
Contract maintenance charge...........     (105,598)      (87,511)       (78,129)     (26,577)       (32)        (36)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................     (390,921)    4,292,451     28,452,593     (424,864)    92,631      71,358
Adjustment to net assets allocated to
 contract in payout period............           --            --             --           --         --          --
                                       ------------   -----------   ------------  -----------   ---------   --------
Increase (decrease) in net assets
 from contract transactions...........   (3,619,571)    6,021,151     17,293,797   (1,730,567)    86,557      25,620
                                       ------------   -----------   ------------  -----------   ---------   --------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (15,665,482)    9,306,688     17,434,197   (1,459,603)   (32,621)     46,484
NET ASSETS AT BEGINNING
 OF PERIOD............................   32,122,086    22,815,398      9,647,596   11,107,199    181,526     135,042
                                       ------------   -----------   ------------  -----------   ---------   --------
NET ASSETS AT END OF
 PERIOD............................... $ 16,456,604   $32,122,086   $ 27,081,793  $ 9,647,596  $ 148,905    $181,526
                                       ============   ===========   ============  ===========   =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    2,415,359     1,846,410        914,917    1,088,024     11,471       9,286
       Units issued...................      453,601       988,363      3,246,143      758,285     10,606       6,135
       Units redeemed.................     (755,900)     (419,414)    (1,616,846)    (931,392)    (4,996)     (3,950)
                                       ------------   -----------   ------------  -----------   ---------   --------
    Units outstanding at end of
     period...........................    2,113,060     2,415,359      2,544,214      914,917     17,081      11,471
                                       ============   ===========   ============  ===========   =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Franklin                  Franklin                   Franklin
                                       Templeton Variable        Templeton Variable         Templeton Variable
                                    Insurance Products Trust  Insurance Products Trust   Insurance Products Trust
                                          Sub-Account                Sub-Account                Sub-Account
                                    -----------------------  --------------------------  ------------------------
                                       Franklin Flex Cap         Franklin Growth and             Franklin
                                       Growth Securities          Income Securities       High Income Securities
                                    -----------------------  --------------------------  ------------------------
                                        2008        2007         2008          2007          2008         2007
                                    -----------  ----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (74,065) $  (85,225) $  1,004,850  $    576,245  $   805,609  $   589,936
Net realized gains (losses)........      17,197     124,307     1,581,511     7,409,329     (345,760)      81,877
Change in unrealized gains
 (losses)..........................  (1,936,776)    598,529   (29,021,121)  (12,042,907)  (3,012,907)    (525,627)
                                    -----------  ----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................  (1,993,644)    637,611   (26,434,760)   (4,057,333)  (2,553,058)     146,186
                                    -----------  ----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      24,436     137,297       601,574     3,440,216       26,650       45,201
Benefit payments...................    (101,680)    (41,812)   (1,667,585)   (1,577,220)    (187,345)    (264,871)
Payments on termination............    (372,304)   (247,469)   (6,740,409)   (9,173,264)  (1,477,723)  (1,803,815)
Contract maintenance charge........     (24,275)    (22,133)     (252,091)     (296,766)     (30,833)     (35,815)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................     521,191     357,722    (3,908,186)   (1,637,736)     (90,882)     109,447
Adjustment to net assets allocated
 to contract in payout period......          --          --            --            --           --           --
                                    -----------  ----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........      47,368     183,605   (11,966,697)   (9,244,770)  (1,760,133)  (1,949,853)
                                    -----------  ----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (1,946,276)    821,216   (38,401,457)  (13,302,103)  (4,313,191)  (1,803,667)
NET ASSETS AT BEGINNING
 OF PERIOD.........................   5,545,929   4,724,713    80,067,207    93,369,310   11,885,651   13,689,318
                                    -----------  ----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 3,599,653  $5,545,929  $ 41,665,750  $ 80,067,207  $ 7,572,460  $11,885,651
                                    ===========  ==========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........     427,784     409,576     4,937,690     5,458,044    1,006,469    1,171,742
       Units issued................     124,804     120,247       509,201       777,566      139,039      145,190
       Units redeemed..............    (115,804)   (102,039)   (1,423,484)   (1,297,920)    (295,192)    (310,463)
                                    -----------  ----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     436,784     427,784     4,023,407     4,937,690      850,316    1,006,469
                                    ===========  ==========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Franklin                    Franklin                   Franklin
                                             Templeton Variable          Templeton Variable         Templeton Variable
                                          Insurance Products Trust    Insurance Products Trust   Insurance Products Trust
                                                Sub-Account                 Sub-Account                 Sub-Account
                                        ---------------------------  -------------------------  --------------------------
                                                  Franklin               Franklin Large Cap         Franklin Small Cap
                                             Income Securities           Growth Securities           Value Securities
                                        ---------------------------  -------------------------  --------------------------
                                             2008          2007          2008          2007         2008          2007
                                        -------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   9,914,902  $  5,456,161  $   (181,719) $  (633,704) $   (232,863) $   (734,812)
Net realized gains (losses)............    (2,939,549)    6,079,551     2,265,015    1,777,993     3,403,472     8,389,622
Change in unrealized gains
 (losses)..............................   (94,024,615)   (6,238,385)  (29,065,414)   1,903,405   (22,391,996)  (10,022,446)
                                        -------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................   (87,049,262)    5,297,327   (26,982,118)   3,047,694   (19,221,387)   (2,367,636)
                                        -------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................     2,010,590    36,764,101       378,522   11,796,249       336,660     3,352,586
Benefit payments.......................    (4,465,454)   (5,261,921)   (1,578,678)  (1,123,215)     (910,844)   (1,145,383)
Payments on termination................   (38,212,613)  (25,717,322)   (6,254,794)  (4,718,055)   (6,811,770)   (8,332,534)
Contract maintenance charge............      (849,356)     (723,469)     (262,327)    (230,791)     (185,146)     (216,051)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (10,228,653)   32,518,546       534,398    6,084,976    (3,633,308)   (3,722,013)
Adjustment to net assets allocated to
 contract in payout period.............            --            --            --           --            --            --
                                        -------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................   (51,745,486)   37,579,935    (7,182,879)  11,809,164   (11,204,408)  (10,063,395)
                                        -------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (138,794,748)   42,877,262   (34,164,997)  14,856,858   (30,425,795)  (12,431,031)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   315,068,378   272,191,116    79,677,140   64,820,282    66,006,112    78,437,143
                                        -------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 176,273,630  $315,068,378  $ 45,512,143  $79,677,140  $ 35,580,317  $ 66,006,112
                                        =============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    23,606,779    20,822,219     6,664,268    5,670,480     3,301,606     3,842,070
       Units issued....................     3,336,625     7,663,319     1,132,907    2,272,093       415,755       571,479
       Units redeemed..................    (7,878,223)   (4,878,759)   (1,891,019)  (1,278,305)   (1,021,906)   (1,111,943)
                                        -------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    19,065,181    23,606,779     5,906,156    6,664,268     2,695,455     3,301,606
                                        =============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Franklin                 Franklin                   Franklin
                                          Templeton Variable       Templeton Variable         Templeton Variable
                                       Insurance Products Trust Insurance Products Trust   Insurance Products Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                       -----------------------  ------------------------  -------------------------
                                        Franklin Small Mid-Cap          Franklin                    Mutual
                                          Growth Securities          U.S. Government         Discovery Securities
                                       -----------------------  ------------------------  -------------------------
                                           2008        2007         2008         2007         2008          2007
                                       -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (41,897) $  (60,702) $ 1,163,191  $   695,186  $    172,814  $   (57,757)
Net realized gains (losses)...........     405,709     549,000       54,119      (65,391)      646,586      807,810
Change in unrealized gains
 (losses).............................  (1,742,072)   (134,975)   1,022,427      479,939   (10,712,026)   1,448,544
                                       -----------  ----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations......................  (1,378,260)    353,323    2,239,737    1,109,734    (9,892,626)   2,198,597
                                       -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       5,343      11,972      200,838    1,984,016       347,770    6,495,058
Benefit payments......................     (38,116)    (69,452)    (483,738)    (330,481)     (552,697)    (120,175)
Payments on termination...............    (363,387)   (489,573)  (4,433,766)  (2,017,711)   (2,466,769)  (1,527,083)
Contract maintenance charge...........      (8,527)    (10,765)    (148,319)     (65,636)     (123,712)     (79,144)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................      44,488    (104,715)  21,643,020    3,813,260     2,340,403    7,551,818
Adjustment to net assets allocated
 to contract in payout period.........          --          --           --           --            --           --
                                       -----------  ----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........    (360,199)   (662,533)  16,778,035    3,383,448      (455,005)  12,320,474
                                       -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (1,738,459)   (309,210)  19,017,772    4,493,182   (10,347,631)  14,519,071
NET ASSETS AT BEGINNING
 OF PERIOD............................   3,480,132   3,789,342   25,035,198   20,542,016    32,765,563   18,246,492
                                       -----------  ----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 1,741,673  $3,480,132  $44,052,970  $25,035,198  $ 22,417,932  $32,765,563
                                       ===========  ==========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     182,533     214,884    2,255,117    1,941,233     2,548,008    1,514,918
       Units issued...................      18,012      11,936    3,338,518      930,061       851,392    1,578,479
       Units redeemed.................     (42,287)    (44,287)  (1,834,589)    (616,177)     (915,786)    (545,389)
                                       -----------  ----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period...........................     158,258     182,533    3,759,046    2,255,117     2,483,614    2,548,008
                                       ===========  ==========  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Franklin                    Franklin                    Franklin
                                         Templeton Variable          Templeton Variable          Templeton Variable
                                      Insurance Products Trust    Insurance Products Trust    Insurance Products Trust
                                            Sub-Account                 Sub-Account                 Sub-Account
                                    ---------------------------  -------------------------  ---------------------------
                                                                    Templeton Developing             Templeton
                                      Mutual Shares Securities       Markets Securities          Foreign Securities
                                    ---------------------------  -------------------------  ---------------------------
                                         2008          2007          2008          2007          2008          2007
                                    -------------  ------------  ------------  -----------  -------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   2,160,602  $   (428,065) $    379,147  $   297,883  $   1,391,747  $    786,800
Net realized gains (losses)........     3,372,009    14,794,309     6,758,313    6,586,677     15,925,875    17,958,580
Change in unrealized gains
 (losses)..........................   (81,144,632)  (10,363,947)  (31,906,724)   3,407,689   (107,344,430)   10,316,664
                                    -------------  ------------  ------------  -----------  -------------  ------------
Increase (decrease) in net assets
 from operations...................   (75,612,021)    4,002,297   (24,769,264)  10,292,249    (90,026,808)   29,062,044
                                    -------------  ------------  ------------  -----------  -------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................     1,193,164    14,623,337       382,065    3,593,280      1,029,872    21,377,720
Benefit payments...................    (2,904,798)   (3,040,098)     (463,099)    (422,241)    (2,527,447)   (3,025,981)
Payments on termination............   (23,260,679)  (21,818,339)   (4,074,804)  (3,157,218)   (25,871,416)  (19,934,693)
Contract maintenance charge........      (573,428)     (608,651)     (140,848)    (138,253)      (649,083)     (605,770)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (12,915,466)   10,735,319    (1,815,459)     772,740     (6,955,381)    6,173,189
Adjustment to net assets allocated
 to contract in payout period......            --            --            --           --             --            --
                                    -------------  ------------  ------------  -----------  -------------  ------------
Increase (decrease) in net assets
 from contract transactions........   (38,461,207)     (108,432)   (6,112,145)     648,308    (34,973,455)    3,984,465
                                    -------------  ------------  ------------  -----------  -------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (114,073,228)    3,893,865   (30,881,409)  10,940,557   (125,000,263)   33,046,509
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   223,677,810   219,783,945    50,314,384   39,373,827    240,017,725   206,971,216
                                    -------------  ------------  ------------  -----------  -------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 109,604,582  $223,677,810  $ 19,432,975  $50,314,384  $ 115,017,462  $240,017,725
                                    =============  ============  ============  ===========  =============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    13,307,223    13,385,986     1,212,686    1,202,117     11,823,812    11,792,955
       Units issued................     1,386,120     3,142,806       283,094      327,671      1,646,972     2,720,556
       Units redeemed..............    (4,184,923)   (3,221,569)     (490,216)    (317,102)    (3,888,281)   (2,689,699)
                                    -------------  ------------  ------------  -----------  -------------  ------------
    Units outstanding at end of
     period........................    10,508,420    13,307,223     1,005,564    1,212,686      9,582,503    11,823,812
                                    =============  ============  ============  ===========  =============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       Franklin                  Franklin             Goldman Sachs
                                                  Templeton Variable        Templeton Variable          Variable
                                                Insurance Products Trust Insurance Products Trust    Insurance Trust
                                                      Sub-Account               Sub-Account            Sub-Account
                                                ----------------------   ------------------------  ------------------
                                                       Templeton                 Templeton
                                                Global Income Securities     Growth Securities     VIT Capital Growth
                                                ----------------------   ------------------------  ------------------
                                                   2008         2007         2008         2007       2008      2007
                                                ----------   ----------  -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $   75,474   $   47,816  $     8,398  $    (3,142) $   (422) $   (675)
Net realized gains (losses)....................    187,948       95,809      106,594      752,047       (38)    1,001
Change in unrealized gains (losses)............   (138,186)     183,680   (1,396,365)    (675,336)  (15,510)    3,973
                                                ----------   ----------  -----------  -----------  --------  --------
Increase (decrease) in net assets from
 operations....................................    125,236      327,305   (1,281,373)      73,569   (15,970)    4,299
                                                ----------   ----------  -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................      8,180       20,755        3,180       33,915        --        --
Benefit payments...............................    (71,219)     (90,727)     (16,298)     (52,734)       --        --
Payments on termination........................   (696,002)    (530,639)    (821,010)  (1,421,818)       --   (29,179)
Contract maintenance charge....................     (7,915)      (7,733)        (844)      (1,114)      (29)      (35)
Transfers among the sub-accounts and with
 the Fixed Account--net........................    (78,123)     267,988     (245,695)    (295,024)   (2,599)    2,833
Adjustment to net assets allocated to contract
 in payout period..............................         --           --           --           --        --        --
                                                ----------   ----------  -----------  -----------  --------  --------
Increase (decrease) in net assets from
 contract transactions.........................   (845,079)    (340,356)  (1,080,667)  (1,736,775)   (2,628)  (26,381)
                                                ----------   ----------  -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS........................................   (719,843)     (13,051)  (2,362,040)  (1,663,206)  (18,598)  (22,082)
NET ASSETS AT BEGINNING OF
 PERIOD........................................  3,586,965    3,600,016    3,731,455    5,394,661    39,620    61,702
                                                ----------   ----------  -----------  -----------  --------  --------
NET ASSETS AT END OF PERIOD.................... $2,867,122   $3,586,965  $ 1,369,415  $ 3,731,455  $ 21,022  $ 39,620
                                                ==========   ==========  ===========  ===========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................    198,932      219,247      190,433      287,744     4,093     6,677
       Units issued............................     50,535       32,410        3,222       29,360        --       232
       Units redeemed..........................    (97,779)     (52,725)     (71,591)    (126,671)     (334)   (2,816)
                                                ----------   ----------  -----------  -----------  --------  --------
    Units outstanding at end of period.........    151,688      198,932      122,064      190,433     3,759     4,093
                                                ==========   ==========  ===========  ===========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                       Goldman Sachs
                                                  Goldman Sachs Variable    Goldman Sachs Variable       Variable
                                                      Insurance Trust           Insurance Trust       Insurance Trust
                                                        Sub-Account               Sub-Account           Sub-Account
                                                 ------------------------  ------------------------  -------------------
                                                                                                       VIT Strategic
                                                   VIT Growth and Income       VIT Mid Cap Value     International Equity
                                                 ------------------------  ------------------------  -------------------
                                                     2008         2007         2008         2007       2008       2007
                                                 -----------  -----------  -----------  -----------   -------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $     8,046  $    13,083  $   (47,861) $   (94,609) $    59    $    26
Net realized gains (losses).....................    (573,314)   1,085,500     (571,702)   1,420,051      147      1,160
Change in unrealized gains (losses).............  (2,479,967)  (1,153,033)  (2,329,918)  (1,125,498)  (2,842)      (720)
                                                 -----------  -----------  -----------  -----------   -------   -------
Increase (decrease) in net assets from
 operations.....................................  (3,045,235)     (54,450)  (2,949,481)     199,944   (2,636)       466
                                                 -----------  -----------  -----------  -----------   -------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      37,854      111,920          515       10,170       --         --
Benefit payments................................    (155,502)    (117,767)     (27,028)    (234,265)      --         --
Payments on termination.........................    (686,446)    (463,070)    (736,841)    (683,690)  (1,395)    (1,395)
Contract maintenance charge.....................     (32,137)     (35,687)     (29,774)     (35,403)      --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (785,942)   1,264,312     (840,196)    (517,242)       1          1
Adjustment to net assets allocated to contract
 in payout period...............................          --           --           --           --       --         --
                                                 -----------  -----------  -----------  -----------   -------   -------
Increase (decrease) in net assets from contract
 transactions...................................  (1,622,173)     759,708   (1,633,324)  (1,460,430)  (1,394)    (1,394)
                                                 -----------  -----------  -----------  -----------   -------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (4,667,408)     705,258   (4,582,805)  (1,260,486)  (4,030)      (928)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   9,742,508    9,037,250    8,994,631   10,255,117    6,486      7,414
                                                 -----------  -----------  -----------  -----------   -------   -------
NET ASSETS AT END OF PERIOD..................... $ 5,075,100  $ 9,742,508  $ 4,411,826  $ 8,994,631  $ 2,456    $ 6,486
                                                 ===========  ===========  ===========  ===========   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     779,280      712,484      684,851      788,522      397        479
       Units issued.............................      78,376      200,565       11,726       27,651       (4)        --
       Units redeemed...........................    (234,825)    (133,769)    (157,252)    (131,322)    (115)       (82)
                                                 -----------  -----------  -----------  -----------   -------   -------
    Units outstanding at end of period..........     622,831      779,280      539,325      684,851      278        397
                                                 ===========  ===========  ===========  ===========   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Goldman Sachs Variable    Goldman Sachs Variable
                                               Insurance Trust           Insurance Trust      Janus Aspen Series
                                                 Sub-Account               Sub-Account           Sub-Account
                                          ------------------------  ------------------------  -----------------
                                               VIT Structured            VIT Structured
                                              Small Cap Equity          U.S. Equity Fund       Forty Portfolio
                                          ------------------------  ------------------------  -----------------
                                              2008         2007         2008         2007       2008      2007
                                          -----------  -----------  -----------  -----------  --------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (158,153) $  (284,774) $   (15,549) $   (87,660) $   (270) $  (296)
Net realized gains (losses)..............  (2,246,335)   1,973,793     (574,462)   1,243,676       236    3,517
Change in unrealized gains (losses)......  (3,528,223)  (5,844,495)  (4,454,161)  (1,608,240)  (10,286)   4,598
                                          -----------  -----------  -----------  -----------  --------  -------
Increase (decrease) in net assets from
 operations..............................  (5,932,711)  (4,155,476)  (5,044,172)    (452,224)  (10,320)   7,820
                                          -----------  -----------  -----------  -----------  --------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................          90      141,049       28,053      159,398        --      176
Benefit payments.........................    (407,841)    (314,978)    (192,719)    (196,566)       --       --
Payments on termination..................  (1,499,473)  (1,038,386)    (819,670)    (655,138)     (465)  (6,662)
Contract maintenance charge..............     (62,519)     (74,545)     (46,985)     (50,974)      (36)     (36)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,117,615)   1,189,685     (104,532)   1,415,408        89     (434)
Adjustment to net assets allocated to
 contract in payout period...............          --           --           --           --        --       --
                                          -----------  -----------  -----------  -----------  --------  -------
Increase (decrease) in net assets from
 contract transactions...................  (3,087,358)     (97,175)  (1,135,853)     672,128      (412)  (6,956)
                                          -----------  -----------  -----------  -----------  --------  -------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,020,069)  (4,252,651)  (6,180,025)     219,904   (10,732)     864
NET ASSETS AT BEGINNING OF
 PERIOD..................................  19,318,999   23,571,650   14,181,637   13,961,733    23,167   22,303
                                          -----------  -----------  -----------  -----------  --------  -------
NET ASSETS AT END OF PERIOD.............. $10,298,930  $19,318,999  $ 8,001,612  $14,181,637  $ 12,435  $23,167
                                          ===========  ===========  ===========  ===========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,876,718    1,871,412    1,181,736    1,117,308     1,260    1,637
       Units issued......................     154,555      205,211      154,005      167,366        60       12
       Units redeemed....................    (494,214)    (199,905)    (267,448)    (102,938)      (91)    (389)
                                          -----------  -----------  -----------  -----------  --------  -------
    Units outstanding at end of period...   1,537,059    1,876,718    1,068,293    1,181,736     1,229    1,260
                                          ===========  ===========  ===========  ===========  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                           Janus Aspen Series   Janus Aspen Series Lazard Retirement
                                                            (Service Shares)     (Service Shares)     Series, Inc.
                                                               Sub-Account         Sub-Account        Sub-Account
                                                          --------------------  ------------------ -----------------
                                                                                  International
                                                              Foreign Stock           Growth
                                                            (Service Shares)     (Service Shares)   Emerging Markets
                                                          --------------------  ------------------ -----------------
                                                          2008 (j)(al)   2007      2008 (k)(al)      2008      2007
                                                          ------------ -------  ------------------ --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).............................   $  1,363   $   (60)      $     75      $   (174) $  (138)
Net realized gains (losses)..............................     16,956     1,459          6,199         6,905    8,378
Change in unrealized gains (losses)......................    (21,539)    6,282        (33,557)      (10,004)  (1,883)
                                                            --------   -------       --------      --------  -------
Increase (decrease) in net assets from operations........     (3,220)    7,681        (27,283)       (3,273)   6,357
                                                            --------   -------       --------      --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................         --        --             --            --      132
Benefit payments.........................................         --        --             --       (17,369)      --
Payments on termination..................................         --        --             --            --       --
Contract maintenance charge..............................         --        --             --            (3)     (22)
Transfers among the sub-accounts and with the Fixed
 Account--net............................................    (51,084)       (1)        51,084           183   (9,201)
Adjustment to net assets allocated to contract in payout
 period..................................................         --        --             --            --       --
                                                            --------   -------       --------      --------  -------
Increase (decrease) in net assets from contract
 transactions............................................    (51,084)       (1)        51,084       (17,189)  (9,091)
                                                            --------   -------       --------      --------  -------
INCREASE (DECREASE) IN NET ASSETS........................    (54,304)    7,680         23,801       (20,462)  (2,734)
NET ASSETS AT BEGINNING OF PERIOD........................     54,304    46,624             --        21,197   23,931
                                                            --------   -------       --------      --------  -------
NET ASSETS AT END OF PERIOD..............................   $     --   $54,304       $ 23,801      $    735  $21,197
                                                            ========   =======       ========      ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.............      2,452     2,452             --           400      593
       Units issued......................................         --        --          2,452             7        3
       Units redeemed....................................     (2,452)       --             --          (380)    (196)
                                                            --------   -------       --------      --------  -------
    Units outstanding at end of period...................         --     2,452          2,452            27      400
                                                            ========   =======       ========      ========  =======

--------
(j)For the period beginning January 1, 2008 and ended April 29, 2008
(k)For the period beginning April 30, 2008 and ended December 31, 2008
(al)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       Legg Mason                                     Legg Mason
                                                     Variable Income         Legg Mason            Partners Variable
                                                          Trust        Variable Income Trust       Portfolios I, Inc
                                                       Sub-Account          Sub-Account               Sub-Account
                                                   ------------------- --------------------------  --------------------
                                                   Legg Mason Variable  Legg Mason Variable        Legg Mason Variable
                                                   All Cap Portfolio I Fundamental Value Portfolio Investors Portfolio I
                                                   ------------------- --------------------------  --------------------
                                                      2007 (ak)(am)      2008      2007 (am)(an)     2008       2007
                                                   -------------------  -------    -------------    -------    -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)......................       $   (14)      $   (54)       $   17       $   (79)   $   (25)
Net realized gains (losses).......................         2,302        (1,462)          378           548        307
Change in unrealized gains (losses)...............        (1,911)          256          (805)       (2,273)       (65)
                                                         -------        -------       ------        -------    -------
Increase (decrease) in net assets from operations.           377        (1,260)         (410)       (1,804)       217
                                                         -------        -------       ------        -------    -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................           222            --            42            --        308
Benefit payments..................................            --        (5,832)           --        (7,451)        --
Payments on termination...........................            --            --            --            --         --
Contract maintenance charge.......................            (2)           (2)           --            (2)        (2)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................        (8,079)            6         8,181           (27)        88
Adjustment to net assets allocated to contract in
 payout period....................................            --            --            --            --         --
                                                         -------        -------       ------        -------    -------
Increase (decrease) in net assets from contract
 transactions.....................................        (7,859)       (5,828)        8,223        (7,480)       394
                                                         -------        -------       ------        -------    -------
INCREASE (DECREASE) IN NET ASSETS.................        (7,482)       (7,088)        7,813        (9,284)       611
NET ASSETS AT BEGINNING OF PERIOD.................         7,482         7,813            --        10,104      9,493
                                                         -------        -------       ------        -------    -------
NET ASSETS AT END OF PERIOD.......................       $    --       $   725        $7,813       $   820    $10,104
                                                         =======        =======       ======        =======    =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......           522           823            --           739        710
       Units issued...............................            15             1           823            --         29
       Units redeemed.............................          (537)         (702)           --          (644)        --
                                                         -------        -------       ------        -------    -------
    Units outstanding at end of period............            --           122           823            95        739
                                                         =======        =======       ======        =======    =======

--------
(ak)For the period beginning January 1, 2007 and ended April 30, 2007
(am)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(an)For the period beginning May 1, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Lord Abbett Series Fund   Lord Abbett Series Fund    Lord Abbett Series Fund
                                                 Sub-Account               Sub-Account                Sub-Account
                                          ------------------------  -------------------------  -------------------------
                                                  All Value               Bond-Debenture           Growth and Income
                                          ------------------------  -------------------------  -------------------------
                                              2008         2007         2008          2007         2008          2007
                                          -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (142,208) $  (179,380) $  1,685,248  $ 1,930,583  $    (82,265) $  (145,347)
Net realized gains (losses)..............     (10,789)     987,631    (1,274,952)     237,322    (2,602,501)   3,957,643
Change in unrealized gains (losses)......  (4,042,712)     (48,028)   (7,763,417)    (490,966)  (14,090,240)  (3,004,609)
                                          -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (4,195,709)     760,223    (7,353,121)   1,676,939   (16,775,006)     807,687
                                          -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      15,598    1,170,345       250,359    6,377,311        93,563    5,688,392
Benefit payments.........................    (216,662)    (152,281)     (925,095)    (578,215)     (846,022)  (1,138,429)
Payments on termination..................  (1,077,212)  (1,034,986)   (3,800,017)  (2,518,942)   (4,497,592)  (2,650,348)
Contract maintenance charge..............     (36,736)     (36,088)     (148,995)    (113,137)     (148,346)    (139,396)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (527,731)     (61,280)   (1,561,802)   2,791,571    (3,770,570)   4,818,061
Adjustment to net assets allocated to
 contract in payout period...............          --           --            --           --            --           --
                                          -----------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,842,743)    (114,290)   (6,185,550)   5,958,588    (9,168,967)   6,578,280
                                          -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,038,452)     645,933   (13,538,671)   7,635,527   (25,943,973)   7,385,967
NET ASSETS AT BEGINNING OF
 PERIOD..................................  15,379,877   14,733,944    41,844,986   34,209,459    50,506,009   43,120,042
                                          -----------  -----------  ------------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,341,425  $15,379,877  $ 28,306,315  $41,844,986  $ 24,562,036  $50,506,009
                                          ===========  ===========  ============  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,131,777    1,138,401     3,599,110    3,076,508     3,878,633    3,372,287
       Units issued......................     156,482      238,572       713,820    1,284,971       459,316    1,228,738
       Units redeemed....................    (308,778)    (245,196)   (1,313,170)    (762,369)   (1,324,920)    (722,392)
                                          -----------  -----------  ------------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................     979,481    1,131,777     2,999,760    3,599,110     3,013,029    3,878,633
                                          ===========  ===========  ============  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                    MFS Variable
                                           Lord Abbett Series Fund   Lord Abbett Series Fund       Insurance Trust
                                                 Sub-Account               Sub-Account               Sub-Account
                                          ------------------------  -------------------------  ----------------------
                                            Growth Opportunities          Mid-Cap Value            MFS Growth (l)
                                          ------------------------  -------------------------  ----------------------
                                              2008         2007         2008          2007        2008        2007
                                          -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (271,008) $  (284,548) $   (154,064) $  (650,317) $  (14,376) $  (26,649)
Net realized gains (losses)..............    (273,113)   2,108,329    (2,615,778)   7,503,990     (72,587)   (159,073)
Change in unrealized gains (losses)......  (7,299,204)   1,237,111   (16,379,315)  (7,453,554)   (443,070)    526,788
                                          -----------  -----------  ------------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................  (7,843,325)   3,060,892   (19,149,157)    (599,881)   (530,033)    341,066
                                          -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     258,125    4,548,894       347,574    3,600,279       4,816       3,020
Benefit payments.........................    (272,477)    (267,892)     (782,477)    (549,574)    (11,275)    (54,799)
Payments on termination..................  (1,596,762)    (872,278)   (4,030,933)  (3,266,531)   (370,858)   (634,863)
Contract maintenance charge..............     (70,194)     (51,206)     (132,580)    (151,059)       (977)     (1,160)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (138,635)   1,493,866    (2,320,292)     777,826     (44,510)   (126,587)
Adjustment to net assets allocated to
 contract in payout period...............          --           --            --           --          --          --
                                          -----------  -----------  ------------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,819,943)   4,851,384    (6,918,708)     410,941    (422,804)   (814,389)
                                          -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,663,268)   7,912,276   (26,067,865)    (188,940)   (952,837)   (473,323)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  20,968,977   13,056,701    52,146,820   52,335,760   1,718,438   2,191,761
                                          -----------  -----------  ------------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $11,305,709  $20,968,977  $ 26,078,955  $52,146,820  $  765,601  $1,718,438
                                          ===========  ===========  ============  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,442,833    1,071,541     4,023,673    3,997,420     158,403     246,730
       Units issued......................     346,491      664,271       522,827      953,620       1,359      10,906
       Units redeemed....................    (509,946)    (292,979)   (1,175,203)    (927,367)    (46,359)    (99,233)
                                          -----------  -----------  ------------  -----------  ----------  ----------
    Units outstanding at end of period...   1,279,378    1,442,833     3,371,297    4,023,673     113,403     158,403
                                          ===========  ===========  ============  ===========  ==========  ==========

--------
(l)Previously known as MFS Emerging Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       MFS Variable            MFS Variable             MFS Variable
                                                      Insurance Trust        Insurance Trust          Insurance Trust
                                                        Sub-Account            Sub-Account              Sub-Account
                                                   --------------------  -----------------------  -----------------------
                                                      MFS High Income      MFS Investors Trust       MFS New Discovery
                                                   --------------------  -----------------------  -----------------------
                                                      2008       2007        2008        2007         2008        2007
                                                   ---------  ---------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  50,506  $  40,794  $   (11,967) $  (16,903) $   (30,247) $  (44,114)
Net realized gains (losses).......................   (29,022)     2,662      237,235     193,258      383,638     376,517
Change in unrealized gains (losses)...............  (218,880)   (41,832)  (1,171,223)    117,739   (1,439,246)   (268,786)
                                                   ---------  ---------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations.......................................  (197,396)     1,624     (945,955)    294,094   (1,085,855)     63,617
                                                   ---------  ---------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     1,789      2,244       11,803      16,343       15,400      31,910
Benefit payments..................................    (4,147)    (7,057)     (25,543)    (41,224)      (6,960)    (28,255)
Payments on termination...........................  (134,034)  (114,615)    (362,460)   (411,359)    (394,678)   (501,715)
Contract maintenance charge.......................      (332)      (369)      (1,628)     (1,824)      (2,056)     (2,472)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    57,952    115,155     (158,368)   (178,120)     (82,122)     82,518
Adjustment to net assets allocated to contract in
 payout period....................................        --         --           --          --           --          --
                                                   ---------  ---------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................   (78,772)    (4,642)    (536,196)   (616,184)    (470,416)   (418,014)
                                                   ---------  ---------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...........................................  (276,168)    (3,018)  (1,482,151)   (322,090)  (1,556,271)   (354,397)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................   729,333    732,351    3,170,936   3,493,026    3,079,926   3,434,323
                                                   ---------  ---------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD....................... $ 453,165  $ 729,333  $ 1,688,785  $3,170,936  $ 1,523,655  $3,079,926
                                                   =========  =========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.......................................    55,426     55,932      278,454     333,637      199,462     225,646
       Units issued...............................     7,511     11,652        5,435       6,389       19,261      23,093
       Units redeemed.............................   (14,166)   (12,158)     (58,784)    (61,572)     (53,727)    (49,277)
                                                   ---------  ---------  -----------  ----------  -----------  ----------
    Units outstanding at end of period............    48,771     55,426      225,105     278,454      164,996     199,462
                                                   =========  =========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                      MFS Variable            MFS Variable           MFS Variable
                                                     Insurance Trust         Insurance Trust        Insurance Trust
                                                       Sub-Account             Sub-Account            Sub-Account
                                                 ----------------------  ----------------------  --------------------
                                                      MFS Research          MFS Research Bond        MFS Utilities
                                                 ----------------------  ----------------------  --------------------
                                                    2008        2007        2008        2007        2008       2007
                                                 ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (8,517) $   (9,913) $   35,110  $   49,769  $    (248) $  (1,730)
Net realized gains (losses).....................    (13,436)     17,597     (18,328)     (7,421)    35,368     68,526
Change in unrealized gains (losses).............   (368,756)    131,336     (87,144)     23,280   (163,150)    23,530
                                                 ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in net assets from
 operations.....................................   (390,709)    139,020     (70,362)     65,628   (128,030)    90,326
                                                 ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      1,800       1,800      14,660      20,339      1,000        500
Benefit payments................................    (17,226)         --     (13,321)    (12,675)        --         --
Payments on termination.........................   (167,880)   (316,122)   (407,977)   (367,441)  (173,121)  (143,429)
Contract maintenance charge.....................       (440)       (508)     (1,309)     (1,285)      (100)       (95)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (13,232)    (60,800)    (66,582)     11,329      4,046    144,578
Adjustment to net assets allocated to contract
 in payout period...............................         --          --          --          --         --         --
                                                 ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in net assets from contract
 transactions...................................   (196,978)   (375,630)   (474,529)   (349,733)  (168,175)     1,554
                                                 ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (587,687)   (236,610)   (544,891)   (284,105)  (296,205)    91,880
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,184,782   1,421,392   2,205,307   2,489,412    442,197    350,317
                                                 ----------  ----------  ----------  ----------  ---------  ---------
NET ASSETS AT END OF PERIOD..................... $  597,095  $1,184,782  $1,660,416  $2,205,307  $ 145,992  $ 442,197
                                                 ==========  ==========  ==========  ==========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    114,590     151,782     149,064     173,049     19,636     19,718
       Units issued.............................        237         579      15,351       8,673        918      7,198
       Units redeemed...........................    (23,635)    (37,771)    (47,906)    (32,658)    (9,947)    (7,280)
                                                 ----------  ----------  ----------  ----------  ---------  ---------
    Units outstanding at end of period..........     91,192     114,590     116,509     149,064     10,607     19,636
                                                 ==========  ==========  ==========  ==========  =========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       MFS Variable          MFS Variable           MFS Variable
                                                      Insurance Trust       Insurance Trust       Insurance Trust
                                                      (Service Class)       (Service Class)       (Service Class)
                                                        Sub-Account           Sub-Account           Sub-Account
                                                   --------------------  --------------------  ---------------------
                                                        MFS Growth        MFS Investors Trust    MFS New Discovery
                                                    (Service Class) (m)     (Service Class)       (Service Class)
                                                   --------------------  --------------------  ---------------------
                                                      2008       2007       2008       2007       2008       2007
                                                   ---------  ---------  ---------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (7,998) $  (8,871) $  (4,833) $  (7,283) $  (6,799) $  (12,462)
Net realized gains (losses).......................    20,000     40,766     73,820     56,057     82,493     183,723
Change in unrealized gains (losses)...............  (239,257)    65,494   (246,968)    12,876   (303,824)   (154,066)
                                                   ---------  ---------  ---------  ---------  ---------  ----------
Increase (decrease) in net assets from
 operations.......................................  (227,255)    97,389   (177,981)    61,650   (228,130)     17,195
                                                   ---------  ---------  ---------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................        --         34         --        400         60         446
Benefit payments..................................    (3,266)    (4,888)    (4,695)        --    (30,139)     (6,985)
Payments on termination...........................   (72,554)   (79,554)  (169,084)  (142,726)   (64,997)    (41,852)
Contract maintenance charge.......................      (122)      (120)      (217)      (235)      (116)       (137)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   125,899    (46,321)   (68,175)    (2,577)  (152,534)   (313,996)
Adjustment to net assets allocated to contract in
 payout period....................................        --         --         --         --         --          --
                                                   ---------  ---------  ---------  ---------  ---------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................    49,957   (130,849)  (242,171)  (145,138)  (247,726)   (362,524)
                                                   ---------  ---------  ---------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...........................................  (177,298)   (33,460)  (420,152)   (83,488)  (475,856)   (345,329)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................   535,531    568,991    675,797    759,285    738,883   1,084,212
                                                   ---------  ---------  ---------  ---------  ---------  ----------
NET ASSETS AT END OF PERIOD....................... $ 358,233  $ 535,531  $ 255,645  $ 675,797  $ 263,027  $  738,883
                                                   =========  =========  =========  =========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    52,309     65,732     59,133     71,783     71,158     105,850
       Units issued...............................    19,265      1,372        392      4,498      2,012       4,994
       Units redeemed.............................   (14,612)   (14,795)   (25,532)   (17,148)   (30,567)    (39,686)
                                                   ---------  ---------  ---------  ---------  ---------  ----------
    Units outstanding at end of period............    56,962     52,309     33,993     59,133     42,603      71,158
                                                   =========  =========  =========  =========  =========  ==========

--------
(m)Previously known as MFS Emerging Growth (Service Class)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          MFS Variable Insurance  MFS Variable Insurance   Morgan Stanley Variable
                                          Trust (Service Class)   Trust (Service Class)       Investment Series
                                              Sub-Account              Sub-Account               Sub-Account
                                          ---------------------  -----------------------  -------------------------
                                              MFS Research            MFS Utilities
                                            (Service Class)          (Service Class)          Aggressive Equity
                                          ---------------------  -----------------------  -------------------------
                                             2008       2007         2008        2007         2008          2007
                                          ---------   --------   -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (3,915)  $ (4,992)  $    (3,570) $  (14,699) $   (222,729) $  (393,588)
Net realized gains (losses)..............    38,190     22,768       339,933     251,477       588,395    2,001,915
Change in unrealized gains (losses)......  (160,313)    32,952    (1,053,569)    213,263   (10,603,671)   2,806,423
                                          ---------   --------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (126,038)    50,728      (717,206)    450,041   (10,238,005)   4,414,750
                                          ---------   --------   -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        --         --         1,200       6,200         4,612        3,223
Benefit payments.........................    (3,272)   (36,008)      (76,377)   (111,437)     (438,790)    (483,337)
Payments on termination..................  (147,921)   (24,502)     (132,825)    (74,658)   (2,848,664)  (6,879,110)
Contract maintenance charge..............      (122)      (105)         (180)       (166)      (12,852)     (15,530)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (17,493)     2,381       (69,522)     89,825    (1,228,818)  (1,592,030)
Adjustment to net assets allocated to
 contract in payout period...............        --         --            --          --            --           --
                                          ---------   --------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (168,808)   (58,234)     (277,704)    (90,236)   (4,524,512)  (8,966,784)
                                          ---------   --------   -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (294,846)    (7,506)     (994,910)    359,805   (14,762,517)  (4,552,034)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   456,241    463,747     2,074,790   1,714,985    24,269,228   28,821,262
                                          ---------   --------   -----------  ----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 161,395   $456,241   $ 1,079,880  $2,074,790  $  9,506,711  $24,269,228
                                          =========   ========   ===========  ==========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    40,720     46,017        96,265     100,259     1,606,868    2,251,696
       Units issued......................       630      6,150           634      23,765        83,189      142,524
       Units redeemed....................   (18,499)   (11,447)      (17,164)    (27,759)     (433,664)    (787,352)
                                          ---------   --------   -----------  ----------  ------------  -----------
    Units outstanding at end of
     period..............................    22,851     40,720        79,735      96,265     1,256,393    1,606,868
                                          =========   ========   ===========  ==========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    Morgan Stanley Variable      Morgan Stanley Variable      Morgan Stanley Variable
                                       Investment Series            Investment Series            Investment Series
                                          Sub-Account                  Sub-Account                  Sub-Account
                                 ----------------------------  ---------------------------  --------------------------
                                        Dividend Growth         Capital Opportunities (n)       European Equity (o)
                                 ----------------------------  ---------------------------  --------------------------
                                      2008           2007           2008          2007          2008          2007
                                 -------------  -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $  (2,343,502) $    (714,983) $  (2,672,522) $ (2,972,564) $  1,044,504  $    303,775
Net realized gains (losses).....     9,396,324     31,684,179     (3,945,458)    1,961,555    18,295,936    12,048,509
Change in unrealized gains
 (losses).......................  (119,866,802)   (17,627,307)  (127,134,589)   56,773,361   (65,197,374)    4,194,483
                                 -------------  -------------  -------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from operations.........  (112,813,980)    13,341,889   (133,752,569)   55,762,352   (45,856,934)   16,546,767
                                 -------------  -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................       466,973        158,175        322,599        93,682       184,514        68,577
Benefit payments................    (8,398,380)   (15,126,717)    (6,205,548)   (9,663,610)   (2,089,573)   (3,609,227)
Payments on termination.........   (39,195,879)   (79,545,799)   (32,888,798)  (68,641,545)  (12,276,579)  (24,615,017)
Contract maintenance
 charge.........................      (156,420)      (194,143)      (137,950)     (162,984)      (46,311)      (56,106)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............   (11,788,567)   (14,496,842)    (8,894,241)  (15,009,676)   (4,590,739)   (1,878,160)
Adjustment to net assets
 allocated to contract in
 payout period..................            --             --             --            --            --            --
                                 -------------  -------------  -------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................   (59,072,273)  (109,205,326)   (47,803,938)  (93,384,133)  (18,818,688)  (30,089,933)
                                 -------------  -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................  (171,886,253)   (95,863,437)  (181,556,507)  (37,621,781)  (64,675,622)  (13,543,166)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................   343,677,242    439,540,679    314,112,622   351,734,403   117,876,939   131,420,105
                                 -------------  -------------  -------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $ 171,790,989  $ 343,677,242  $ 132,556,115  $314,112,622  $ 53,201,317  $117,876,939
                                 =============  =============  =============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of
     period.....................    10,694,718     13,870,277      7,900,565    10,129,991     3,139,709     3,921,327
       Units issued.............       162,568        711,025        150,350       544,305        59,399       305,118
       Units redeemed...........    (2,280,535)    (3,886,584)    (1,558,975)   (2,773,731)     (668,378)   (1,086,736)
                                 -------------  -------------  -------------  ------------  ------------  ------------
    Units outstanding at end
     of period..................     8,576,751     10,694,718      6,491,940     7,900,565     2,530,730     3,139,709
                                 =============  =============  =============  ============  ============  ============

--------
(n)Previously known as Equity
(o)Previously known as European Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Morgan Stanley Variable    Morgan Stanley Variable    Morgan Stanley Variable
                                        Investment Series          Investment Series          Investment Series
                                           Sub-Account                Sub-Account                Sub-Account
                                    ------------------------  --------------------------  ------------------------
                                             Global                 Global Dividend
                                            Advantage                   Growth                   High Yield
                                    ------------------------  --------------------------  ------------------------
                                        2008         2007         2008          2007          2008         2007
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (31,812) $   (85,763) $  1,369,904  $    717,665  $   178,508  $ 1,234,507
Net realized gains (losses)........      77,592    1,228,588    16,721,475    25,605,213   (2,777,353)  (3,977,103)
Change in unrealized gains
 (losses)..........................  (5,285,454)     989,819   (64,782,183)  (17,790,510)  (1,680,026)   3,426,054
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................  (5,239,674)   2,132,644   (46,690,804)    8,532,368   (4,278,871)     683,458
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................         853        1,854       159,545        85,652       93,150        6,006
Benefit payments...................    (409,603)    (735,163)   (2,563,842)   (4,266,379)    (567,737)  (1,184,492)
Payments on termination............  (1,359,663)  (3,726,068)  (14,257,102)  (29,587,176)  (2,118,485)  (4,332,205)
Contract maintenance charge........      (6,690)      (7,836)      (50,210)      (62,767)     (12,501)     (15,000)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (485,681)     (51,279)   (5,352,290)   (2,621,915)  (1,140,120)  (1,063,505)
Adjustment to net assets
 allocated to contract in
 payout period.....................          --           --            --            --           --           --
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (2,260,784)  (4,518,492)  (22,063,899)  (36,452,585)  (3,745,693)  (6,589,196)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (7,500,458)  (2,385,848)  (68,754,703)  (27,920,217)  (8,024,564)  (5,905,738)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  13,341,938   15,727,786   126,523,044   154,443,261   20,550,619   26,456,357
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 5,841,480  $13,341,938  $ 57,768,341  $126,523,044  $12,526,055  $20,550,619
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,141,217    1,555,728     5,010,989     6,386,812    1,684,696    2,214,697
       Units issued................      24,577      168,485       102,445       401,029       56,907      195,674
       Units redeemed..............    (262,356)    (582,996)   (1,176,305)   (1,776,852)    (389,637)    (725,675)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     903,438    1,141,217     3,937,129     5,010,989    1,351,966    1,684,696
                                    ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Morgan Stanley Variable     Morgan Stanley Variable    Morgan Stanley Variable
                                              Investment Series           Investment Series          Investment Series
                                                 Sub-Account                 Sub-Account                Sub-Account
                                          -------------------------  --------------------------  ------------------------
                                                Income Builder             Income Plus (p)           Limited Duration
                                          -------------------------  --------------------------  ------------------------
                                              2008          2007         2008          2007          2008         2007
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (129,407) $   388,395  $    710,382  $  6,163,966  $    91,574  $ 1,067,062
Net realized gains (losses)..............    2,767,352    3,195,823    (2,303,706)     (164,034)  (1,473,786)    (467,420)
Change in unrealized gains (losses)......   (8,837,682)  (2,917,413)  (11,825,608)      897,473   (2,284,250)    (132,995)
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (6,199,737)     666,805   (13,418,932)    6,897,405   (3,666,462)     466,647
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      105,840       14,838       674,863        51,207       56,590       19,354
Benefit payments.........................     (697,573)    (561,291)   (5,360,948)   (7,086,265)    (666,676)    (957,344)
Payments on termination..................   (3,806,659)  (6,791,108)  (21,391,270)  (30,961,784)  (4,156,580)  (8,064,661)
Contract maintenance charge..............      (10,265)     (12,483)      (53,589)      (58,999)      (9,960)     (11,872)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (556,551)      92,145    (3,793,381)    5,391,772     (956,826)     933,105
Adjustment to net assets allocated to
 contract in payout period...............           --           --            --            --           --           --
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (4,965,208)  (7,257,899)  (29,924,325)  (32,664,069)  (5,733,452)  (8,081,418)
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (11,164,945)  (6,591,094)  (43,343,257)  (25,766,664)  (9,399,914)  (7,614,771)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   26,172,805   32,763,899   145,176,554   170,943,218   24,656,382   32,271,153
                                          ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 15,007,860  $26,172,805  $101,833,297  $145,176,554  $15,256,468  $24,656,382
                                          ============  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,483,229    1,892,946     6,145,996     7,369,620    2,071,423    2,750,259
       Units issued......................      100,779      146,040       326,894       986,769      253,578      354,237
       Units redeemed....................     (406,700)    (555,757)   (1,662,906)   (2,210,393)    (796,276)  (1,033,073)
                                          ------------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    1,177,308    1,483,229     4,809,984     6,145,996    1,528,725    2,071,423
                                          ============  ===========  ============  ============  ===========  ===========

--------
(p)Previously known as Quality Income Plus

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Morgan Stanley Variable     Morgan Stanley Variable     Morgan Stanley Variable
                                            Investment Series           Investment Series           Investment Series
                                               Sub-Account                 Sub-Account                 Sub-Account
                                       --------------------------  --------------------------  --------------------------
                                              Money Market                S&P 500 Index                Strategist
                                       --------------------------  --------------------------  --------------------------
                                           2008          2007          2008          2007          2008          2007
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  1,074,408  $  3,864,808  $    456,240  $    212,570  $ (1,036,094) $  2,986,996
Net realized gains (losses)...........           --            --       674,365     5,228,472    11,719,819    28,981,564
Change in unrealized gains
 (losses).............................           --            --   (21,459,640)   (2,463,055)  (56,472,529)  (16,031,151)
                                       ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations......................    1,074,408     3,864,808   (20,329,035)    2,977,987   (45,788,804)   15,937,409
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      430,900        65,543       121,800        24,168       686,200       129,464
Benefit payments......................   (6,088,040)   (9,381,998)   (1,364,677)   (2,211,458)   (5,837,874)   (8,079,336)
Payments on termination...............  (35,831,243)  (53,136,743)   (6,864,121)  (16,276,013)  (23,567,705)  (41,007,189)
Contract maintenance charge...........      (48,742)      (48,797)      (27,752)      (34,443)      (74,741)      (84,944)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   44,159,101    38,010,614    (1,347,207)   (1,733,571)   (3,721,509)   (4,308,487)
Adjustment to net assets allocated to
 contract in payout period............           --            --            --            --            --            --
                                       ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........    2,621,976   (24,491,381)   (9,481,957)  (20,231,317)  (32,515,629)  (53,350,492)
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................    3,696,384   (20,626,573)  (29,810,992)  (17,253,330)  (78,304,433)  (37,413,083)
NET ASSETS AT BEGINNING
 OF PERIOD............................  103,652,610   124,279,183    60,706,791    77,960,121   204,331,069   241,744,152
                                       ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $107,348,994  $103,652,610  $ 30,895,799  $ 60,706,791  $126,026,636  $204,331,069
                                       ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    6,893,124     8,633,808     4,836,473     6,425,180     6,555,902     8,247,845
       Units issued...................    3,968,898     5,564,392       417,336       558,538       264,379       537,819
       Units redeemed.................   (3,716,958)   (7,305,076)   (1,277,323)   (2,147,245)   (1,413,809)   (2,229,762)
                                       ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period...........................    7,145,064     6,893,124     3,976,486     4,836,473     5,406,472     6,555,902
                                       ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                     Morgan Stanley Variable     Morgan Stanley Variable
                                          Morgan Stanley Variable       Investment Series           Investment Series
                                             Investment Series           (Class Y Shares)           (Class Y Shares)
                                                Sub-Account                Sub-Account                 Sub-Account
                                        --------------------------  -------------------------  --------------------------
                                                                        Aggressive Equity            Dividend Growth
                                                 Utilities               (Class Y Shares)           (Class Y Shares)
                                        --------------------------  -------------------------  --------------------------
                                            2008          2007          2008          2007         2008          2007
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   (722,592) $    594,663  $   (357,986) $  (515,166) $ (1,090,496) $   (919,308)
Net realized gains (losses)............   17,787,205    20,614,867     1,357,108    3,007,948     1,344,114     6,288,953
Change in unrealized gains
 (losses)..............................  (54,762,839)    1,359,484   (13,183,905)   2,238,906   (36,801,617)   (2,220,495)
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................  (37,698,226)   22,569,014   (12,184,783)   4,731,688   (36,547,999)    3,149,150
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................       87,228        59,555        45,550       53,639       126,592       584,596
Benefit payments.......................   (3,405,529)   (4,038,711)     (334,962)    (526,047)   (2,028,307)   (2,202,152)
Payments on termination................  (14,174,451)  (25,753,928)   (3,378,363)  (5,179,925)  (11,055,161)  (15,832,046)
Contract maintenance charge............      (46,321)      (52,825)      (24,671)     (28,737)     (118,801)     (145,724)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (2,886,370)   (1,668,265)     (736,187)  (1,443,408)   (4,144,807)   (5,460,633)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --           --            --            --
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (20,425,443)  (31,454,174)   (4,428,633)  (7,124,478)  (17,220,484)  (23,055,959)
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (58,123,669)   (8,885,160)  (16,613,416)  (2,392,790)  (53,768,483)  (19,906,809)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  123,301,306   132,186,466    28,037,294   30,430,084   109,175,403   129,082,212
                                        ------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 65,177,637  $123,301,306  $ 11,423,878  $28,037,294  $ 55,406,920  $109,175,403
                                        ============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    4,164,895     5,184,390     2,334,631    2,987,465     8,451,886    10,200,997
       Units issued....................      156,405       338,157       111,612      271,204       236,343       517,411
       Units redeemed..................     (951,839)   (1,357,652)     (576,124)    (924,038)   (1,833,107)   (2,266,522)
                                        ------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    3,369,461     4,164,895     1,870,119    2,334,631     6,855,122     8,451,886
                                        ============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Morgan Stanley Variable     Morgan Stanley Variable    Morgan Stanley Variable
                                             Investment Series           Investment Series          Investment Series
                                             (Class Y Shares)            (Class Y Shares)           (Class Y Shares)
                                                Sub-Account                 Sub-Account                Sub-Account
                                        --------------------------  --------------------------  ------------------------
                                           Capital Opportunities          European Equity           Global Advantage
                                           (Class Y Shares) (q)        (Class Y Shares) (r)         (Class Y Shares)
                                        --------------------------  --------------------------  ------------------------
                                            2008          2007          2008          2007          2008         2007
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $ (1,172,756) $ (1,749,882) $    143,650  $   (133,528) $   (69,475) $  (113,839)
Net realized gains (losses)............    2,887,789     6,909,177     6,332,959     4,606,744      294,096      724,951
Change in unrealized gains
 (losses)..............................  (45,803,300)   12,232,408   (21,660,306)      938,815   (4,248,365)     808,110
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................  (44,088,267)   17,391,703   (15,183,697)    5,412,031   (4,023,744)   1,419,222
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      126,134       252,476        25,754        73,517       25,058       24,052
Benefit payments.......................   (2,099,092)   (1,785,218)     (450,979)     (584,624)    (151,497)    (107,850)
Payments on termination................  (11,616,007)  (15,870,128)   (4,372,071)   (7,717,201)  (1,384,047)  (1,494,283)
Contract maintenance charge............     (167,375)     (192,522)      (40,264)      (51,341)     (10,781)     (13,101)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (1,372,030)   (6,714,618)   (2,192,066)   (2,063,633)     (38,471)    (361,549)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --            --           --           --
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (15,128,370)  (24,310,010)   (7,029,626)  (10,343,282)  (1,559,738)  (1,952,731)
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  (59,216,637)   (6,918,307)  (22,213,323)   (4,931,251)  (5,583,482)    (533,509)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  103,270,648   110,188,955    39,508,022    44,439,273   10,007,415   10,540,924
                                        ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 44,054,011  $103,270,648  $ 17,294,699  $ 39,508,022  $ 4,423,933  $10,007,415
                                        ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    8,548,169    10,777,314     2,706,028     3,484,750      857,479    1,036,417
       Units issued....................      657,255       573,399        85,113       244,263       68,696       79,413
       Units redeemed..................   (2,252,327)   (2,802,544)     (695,209)   (1,022,985)    (237,869)    (258,351)
                                        ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period............................    6,953,097     8,548,169     2,095,932     2,706,028      688,306      857,479
                                        ============  ============  ============  ============  ===========  ===========

--------
(q)Previously known as Equity (Class Y Shares)
(r)Previously known as European Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Morgan Stanley Variable    Morgan Stanley Variable    Morgan Stanley Variable
                                            Investment Series          Investment Series          Investment Series
                                            (Class Y Shares)           (Class Y Shares)           (Class Y Shares)
                                               Sub-Account                Sub-Account                Sub-Account
                                       --------------------------  ------------------------  --------------------------
                                             Global Dividend              High Yield               Income Builder
                                         Growth (Class Y Shares)       (Class Y Shares)           (Class Y Shares)
                                       --------------------------  ------------------------  --------------------------
                                           2008          2007          2008         2007         2008          2007
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $    385,669  $    (22,578) $   122,845  $ 1,197,385  $   (230,775) $    297,646
Net realized gains (losses)...........    8,579,299    11,838,868     (917,292)    (173,930)    2,997,498     4,858,832
Change in unrealized gains
 (losses).............................  (32,212,590)   (8,195,036)  (3,741,513)    (427,050)   (9,926,937)   (4,445,253)
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations......................  (23,247,622)    3,621,254   (4,535,960)     596,405    (7,160,214)      711,225
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       65,548       376,614       20,853       22,539        10,416        22,249
Benefit payments......................     (631,873)   (2,103,029)    (266,430)    (531,723)     (429,327)     (766,382)
Payments on termination...............   (7,537,490)   (7,967,742)  (3,568,909)  (4,802,938)   (7,482,608)   (7,930,293)
Contract maintenance charge...........      (83,754)     (103,444)     (45,730)     (55,345)      (25,673)      (30,339)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (3,440,159)   (3,218,264)  (1,502,550)  (1,264,245)   (3,468,512)   (2,333,399)
Adjustment to net assets allocated to
 contract in payout period............           --            --           --           --            --            --
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........  (11,627,728)  (13,015,865)  (5,362,766)  (6,631,712)  (11,395,704)  (11,038,164)
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (34,875,350)   (9,394,611)  (9,898,726)  (6,035,307)  (18,555,918)  (10,326,939)
NET ASSETS AT BEGINNING
 OF PERIOD............................   63,371,980    72,766,591   22,673,134   28,708,441    33,013,906    43,340,845
                                       ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $ 28,496,630  $ 63,371,980  $12,774,408  $22,673,134  $ 14,457,988  $ 33,013,906
                                       ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    3,861,469     4,671,366    2,582,417    3,372,288     2,329,610     3,085,543
       Units issued...................      175,694       458,241       75,177      205,886       196,478       183,953
       Units redeemed.................   (1,058,520)   (1,268,138)    (753,687)    (995,757)   (1,111,572)     (939,886)
                                       ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period...........................    2,978,643     3,861,469    1,903,907    2,582,417     1,414,516     2,329,610
                                       ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                      Morgan Stanley Variable     Morgan Stanley Variable     Morgan Stanley Variable
                                         Investment Series           Investment Series           Investment Series
                                         (Class Y Shares)            (Class Y Shares)            (Class Y Shares)
                                            Sub-Account                 Sub-Account                 Sub-Account
                                    --------------------------  --------------------------  --------------------------
                                            Income Plus              Limited Duration              Money Market
                                       (Class Y Shares) (s)          (Class Y Shares)            (Class Y Shares)
                                    --------------------------  --------------------------  --------------------------
                                        2008          2007          2008          2007          2008          2007
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    344,545  $  6,736,001  $     57,158  $  3,388,076  $    484,906  $  2,866,133
Net realized gains (losses)........   (3,310,704)     (105,580)   (5,001,154)   (1,120,866)           --            --
Change in unrealized gains
 (losses)..........................  (15,792,304)    1,027,836   (10,074,222)   (1,107,504)           --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations...................  (18,758,463)    7,658,257   (15,018,218)    1,159,706       484,906     2,866,133
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      183,851       786,438       120,391       119,727       827,259       262,900
Benefit payments...................   (3,486,964)   (4,315,989)   (1,536,341)   (2,173,442)   (5,160,864)   (4,480,967)
Payments on termination............  (22,327,012)  (23,117,489)  (14,683,995)  (14,494,922)  (49,307,561)  (42,489,587)
Contract maintenance charge........     (407,136)     (416,869)     (158,180)     (173,213)     (322,518)     (279,819)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................  (14,279,500)    5,856,143    (5,037,888)    2,831,270    64,508,756    42,901,538
Adjustment to net assets allocated
 to contract in payout period......           --            --            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (40,316,761)  (21,207,766)  (21,296,013)  (13,890,580)   10,545,072    (4,085,935)
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (59,075,224)  (13,549,509)  (36,314,231)  (12,730,874)   11,029,978    (1,219,802)
NET ASSETS AT BEGINNING
 OF PERIOD.........................  191,480,194   205,029,703    97,623,776   110,354,650    97,838,003    99,057,805
                                    ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $132,404,970  $191,480,194  $ 61,309,545  $ 97,623,776  $108,867,981  $ 97,838,003
                                    ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   15,284,325    16,995,769     9,079,466    10,388,311     9,271,121     9,657,515
       Units issued................    1,152,667     1,963,354       784,581     1,173,329     9,051,854    10,643,759
       Units redeemed..............   (4,668,386)   (3,674,798)   (3,007,757)   (2,482,174)   (8,054,778)  (11,030,153)
                                    ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period........................   11,768,606    15,284,325     6,856,290     9,079,466    10,268,197     9,271,121
                                    ============  ============  ============  ============  ============  ============

--------
(s)Previously known as Quality Income Plus (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Morgan Stanley Variable     Morgan Stanley Variable    Morgan Stanley Variable
                                             Investment Series           Investment Series          Investment Series
                                             (Class Y Shares)            (Class Y Shares)            (Class Y Shares)
                                                Sub-Account                 Sub-Account                Sub-Account
                                        --------------------------  --------------------------  -------------------------
                                               S&P 500 Index                Strategist                  Utilities
                                             (Class Y Shares)            (Class Y Shares)            (Class Y Shares)
                                        --------------------------  --------------------------  -------------------------
                                            2008          2007          2008          2007          2008          2007
                                        ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $    436,226  $   (266,810) $   (723,010) $    699,967  $   (264,806) $   (35,255)
Net realized gains (losses)............    2,365,077     8,764,840     4,302,708    12,012,148     4,298,696    5,503,598
Change in unrealized gains
 (losses)..............................  (50,385,982)   (2,985,194)  (23,089,046)   (6,661,222)  (13,515,252)     (55,600)
                                        ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 operations............................  (47,584,679)    5,512,836   (19,509,348)    6,050,893    (9,481,362)   5,412,743
                                        ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      208,286       451,546        99,226       319,518        80,744       36,854
Benefit payments.......................   (3,030,038)   (2,380,578)   (2,003,737)   (2,846,841)     (940,443)    (917,992)
Payments on termination................  (15,289,856)  (20,361,108)  (11,203,240)  (13,932,444)   (4,265,534)  (6,270,041)
Contract maintenance charge............     (251,321)     (286,500)     (106,494)     (109,815)      (23,894)     (26,524)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (998,656)   (5,689,217)   (1,713,743)   (2,551,772)     (220,793)    (721,150)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --            --            --           --
                                        ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (19,361,585)  (28,265,857)  (14,927,988)  (19,121,354)   (5,369,920)  (7,898,853)
                                        ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  (66,946,264)  (22,753,021)  (34,437,336)  (13,070,461)  (14,851,282)  (2,486,110)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  138,928,002   161,681,023    85,755,304    98,825,765    30,831,101   33,317,211
                                        ------------  ------------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 71,981,738  $138,928,002  $ 51,317,968  $ 85,755,304  $ 15,979,819  $30,831,101
                                        ============  ============  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   11,519,410    13,990,628     6,083,134     7,496,756     2,332,514    2,977,004
       Units issued....................      675,216       824,445       452,752       553,462       189,587      313,996
       Units redeemed..................   (2,684,196)   (3,295,663)   (1,675,186)   (1,967,084)     (688,574)    (958,486)
                                        ------------  ------------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period............................    9,510,430    11,519,410     4,860,700     6,083,134     1,833,527    2,332,514
                                        ============  ============  ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Neuberger & Berman  Neuberger & Berman
                                                   Advisors Management Advisors Management        Oppenheimer
                                                         Trust                Trust         Variable Account Funds
                                                      Sub-Account          Sub-Account            Sub-Account
                                                   ------------------  ------------------  ------------------------
                                                      AMT Mid-Cap                                 Oppenheimer
                                                        Growth            AMT Partners             Balanced
                                                   ------------------  ------------------  ------------------------
                                                     2008      2007      2008      2007        2008         2007
                                                   -------   -------   --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   (46)  $  (110)  $   (830) $ (1,360) $    76,695  $    84,368
Net realized gains (losses).......................      --        62      9,629    18,889     (124,290)     822,559
Change in unrealized gains (losses)...............    (941)    1,359    (48,884)   (6,998)  (1,827,635)    (712,340)
                                                   -------   -------   --------  --------  -----------  -----------
Increase (decrease) in net assets from operations.    (987)    1,311    (40,085)   10,531   (1,875,230)     194,587
                                                   -------   -------   --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      --        --         --        --        3,410       25,498
Benefit payments..................................      --    (1,837)   (11,504)       --     (391,730)     (36,480)
Payments on termination...........................  (5,290)       --    (36,793)  (33,709)  (1,474,805)  (1,878,446)
Contract maintenance charge.......................      (7)       (7)       (40)      (32)      (1,480)      (1,852)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................      (1)       --       (584)    1,696     (333,982)    (461,660)
Adjustment to net assets allocated to contract in
 payout period....................................      --        --         --        --           --           --
                                                   -------   -------   --------  --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions.....................................  (5,298)   (1,844)   (48,921)  (32,045)  (2,198,587)  (2,352,940)
                                                   -------   -------   --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS.................  (6,285)     (533)   (89,006)  (21,514)  (4,073,817)  (2,158,353)
NET ASSETS AT BEGINNING OF PERIOD.................   6,285     6,818    120,187   141,701    5,958,145    8,116,498
                                                   -------   -------   --------  --------  -----------  -----------
NET ASSETS AT END OF PERIOD....................... $    --   $ 6,285   $ 31,181  $120,187  $ 1,884,328  $ 5,958,145
                                                   =======   =======   ========  ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period......     331       432      7,253     9,201      418,260      582,617
       Units issued...............................      --       196          6       251       30,330       22,731
       Units redeemed.............................    (331)     (297)    (3,243)   (2,199)    (211,411)    (187,088)
                                                   -------   -------   --------  --------  -----------  -----------
    Units outstanding at end of period............      --       331      4,016     7,253      237,179      418,260
                                                   =======   =======   ========  ========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Oppenheimer              Oppenheimer               Oppenheimer
                                        Variable Account Funds    Variable Account Funds   Variable Account Funds
                                              Sub-Account              Sub-Account               Sub-Account
                                       ------------------------  -----------------------  ------------------------
                                              Oppenheimer                                        Oppenheimer
                                                Capital                Oppenheimer                 Global
                                             Appreciation               Core Bond                Securities
                                       ------------------------  -----------------------  ------------------------
                                           2008         2007         2008        2007         2008         2007
                                       -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  (100,080) $  (136,308) $   119,148  $  154,822  $    25,966  $     2,046
Net realized gains (losses)...........      53,558      561,461     (194,775)     (3,506)     744,334    1,255,328
Change in unrealized gains
 (losses).............................  (4,400,287)   1,006,009   (1,265,389)    (32,057)  (4,733,021)    (647,266)
                                       -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................  (4,446,809)   1,431,162   (1,341,016)    119,259   (3,962,721)     610,108
                                       -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      80,621      127,221       26,912      35,931       88,254      144,922
Benefit payments......................     (67,681)    (244,600)     (61,978)     (8,318)    (128,196)     (78,122)
Payments on termination...............  (1,926,890)  (2,048,692)    (719,545)   (296,776)  (2,031,231)  (1,720,502)
Contract maintenance charge...........      (6,175)      (7,241)      (1,757)     (1,922)      (5,257)      (6,331)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (284,267)    (611,984)      39,273     (29,455)    (635,996)     451,825
Adjustment to net assets allocated to
 contract in payout period............          --           --           --          --           --           --
                                       -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (2,204,392)  (2,785,296)    (717,095)   (300,540)  (2,712,426)  (1,208,208)
                                       -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (6,651,201)  (1,354,134)  (2,058,111)   (181,281)  (6,675,147)    (598,100)
NET ASSETS AT BEGINNING
 OF PERIOD............................  11,166,153   12,520,287    3,907,560   4,088,841   11,553,325   12,151,425
                                       -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 4,514,952  $11,166,153  $ 1,849,449  $3,907,560  $ 4,878,178  $11,553,325
                                       ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     919,161    1,170,736      273,549     294,833      578,476      635,242
       Units issued...................     106,838       80,995       56,899       9,616       46,622       87,170
       Units redeemed.................    (332,971)    (332,570)    (115,169)    (30,900)    (210,248)    (143,936)
                                       -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period...........................     693,028      919,161      215,279     273,549      414,850      578,476
                                       ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Oppenheimer               Oppenheimer              Oppenheimer
                                           Variable Account Funds   Variable Account Funds    Variable Account Funds
                                                Sub-Account               Sub-Account              Sub-Account
                                          -----------------------  ------------------------  -----------------------
                                                                                                   Oppenheimer
                                                Oppenheimer               Oppenheimer              Main Street
                                                High Income               Main Street             Small Cap (t)
                                          -----------------------  ------------------------  -----------------------
                                              2008        2007         2008         2007         2008        2007
                                          -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    81,414  $  110,423  $     9,438  $   (26,406) $   (21,847) $  (44,194)
Net realized gains (losses)..............    (171,392)     (2,942)     324,473      540,449      311,076     446,972
Change in unrealized gains (losses)......  (1,090,604)   (129,578)  (2,330,029)    (258,165)  (1,569,204)   (480,753)
                                          -----------  ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................  (1,180,582)    (22,097)  (1,996,118)     255,878   (1,279,975)    (77,975)
                                          -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       6,946      10,381        3,840       21,842       31,521      64,387
Benefit payments.........................     (13,901)    (16,222)    (108,198)     (94,324)        (496)     (8,127)
Payments on termination..................    (241,958)   (138,766)  (1,160,123)  (2,101,944)    (752,298)   (424,317)
Contract maintenance charge..............        (713)       (891)      (2,286)      (3,044)      (3,002)     (3,641)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      13,987       2,844     (424,399)    (178,121)    (224,025)   (296,390)
Adjustment to net assets allocated to
 contract in payout period...............          --          --           --           --           --          --
                                          -----------  ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................    (235,639)   (142,654)  (1,691,166)  (2,355,591)    (948,300)   (668,088)
                                          -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,416,221)   (164,751)  (3,687,284)  (2,099,713)  (2,228,275)   (746,063)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   1,743,237   1,907,988    6,185,794    8,285,507    3,969,763   4,715,826
                                          -----------  ----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $   327,016  $1,743,237  $ 2,498,510  $ 6,185,794  $ 1,741,488  $3,969,763
                                          ===========  ==========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     133,070     143,557      541,717      750,565      188,550     218,450
       Units issued......................      44,297       5,903       19,727       23,220       24,288      10,110
       Units redeemed....................     (58,599)    (16,390)    (199,492)    (232,068)     (78,097)    (40,010)
                                          -----------  ----------  -----------  -----------  -----------  ----------
    Units outstanding at end of
     period..............................     118,768     133,070      361,952      541,717      134,741     188,550
                                          ===========  ==========  ===========  ===========  ===========  ==========

--------
(t)Previously known as Oppenheimer Main Street Small Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                    Oppenheimer
                                                Oppenheimer               Oppenheimer          Variable Account Funds
                                           Variable Account Funds   Variable Account Funds    (Service Shares ("SS"))
                                                Sub-Account               Sub-Account               Sub-Account
                                          -----------------------  ------------------------  -------------------------
                                                Oppenheimer               Oppenheimer               Oppenheimer
                                                MidCap Fund             Strategic Bond             Balanced (SS)
                                          -----------------------  ------------------------  -------------------------
                                              2008        2007         2008         2007         2008          2007
                                          -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (18,481) $  (33,706) $   240,237  $   142,077  $    329,218  $   315,857
Net realized gains (losses)..............     (28,007)        645      179,644      192,203      (179,572)   3,808,906
Change in unrealized gains (losses)......    (687,041)    148,582   (1,239,638)     178,334   (15,311,712)  (3,299,259)
                                          -----------  ----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................    (733,529)    115,521     (819,757)     512,614   (15,162,066)     825,504
                                          -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,583       3,352        4,970       26,120       118,581      807,298
Benefit payments.........................      (6,703)    (22,051)    (240,111)     (51,989)     (619,744)    (421,716)
Payments on termination..................    (445,374)   (462,282)  (1,138,253)  (1,622,296)   (3,570,830)  (4,102,444)
Contract maintenance charge..............        (583)       (802)      (1,390)      (1,527)     (113,918)    (129,454)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (105,787)   (184,018)    (431,945)   1,290,522    (2,887,717)      77,585
Adjustment to net assets allocated to
 contract in payout period...............          --          --           --           --            --           --
                                          -----------  ----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (555,864)   (665,801)  (1,806,729)    (359,170)   (7,073,628)  (3,768,731)
                                          -----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,289,393)   (550,280)  (2,626,486)     153,444   (22,235,694)  (2,943,227)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   1,930,781   2,481,061    6,438,426    6,284,982    39,597,630   42,540,857
                                          -----------  ----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF PERIOD.............. $   641,388  $1,930,781  $ 3,811,940  $ 6,438,426  $ 17,361,936  $39,597,630
                                          ===========  ==========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     207,623     289,697      405,319      426,219     2,462,392    2,694,373
       Units issued......................       6,150      11,155       83,988      132,635       352,906      245,052
       Units redeemed....................     (77,767)    (93,229)    (205,453)    (153,535)     (871,203)    (477,033)
                                          -----------  ----------  -----------  -----------  ------------  -----------
    Units outstanding at end of period...     136,006     207,623      283,854      405,319     1,944,095    2,462,392
                                          ===========  ==========  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Oppenheimer                Oppenheimer                Oppenheimer
                                            Variable Account Funds     Variable Account Funds     Variable Account Funds
                                           (Service Shares ("SS"))    (Service Shares ("SS"))    (Service Shares ("SS"))
                                                 Sub-Account                Sub-Account                Sub-Account
                                          -------------------------  -------------------------  -------------------------
                                                 Oppenheimer                                           Oppenheimer
                                                   Capital                  Oppenheimer                   Global
                                              Appreciation (SS)            Core Bond (SS)            Securities (SS)
                                          -------------------------  -------------------------  -------------------------
                                              2008          2007         2008          2007         2008          2007
                                          ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (986,559) $(1,314,718) $  1,495,917  $ 1,187,088  $    (80,230) $  (208,133)
Net realized gains (losses)..............       16,725    3,051,850    (1,679,428)      16,138     1,642,186    4,705,312
Change in unrealized gains (losses)......  (33,884,527)   7,655,208   (20,831,196)       5,061   (18,182,167)  (2,584,644)
                                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (34,854,361)   9,392,340   (21,014,707)   1,208,287   (16,620,211)   1,912,535
                                          ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      591,699    2,980,203       446,025   14,591,449       269,102    1,683,812
Benefit payments.........................     (849,868)  (1,467,092)   (1,526,082)    (929,821)     (658,112)    (698,413)
Payments on termination..................   (6,798,604)  (6,966,552)   (4,435,917)  (2,654,664)   (3,397,380)  (4,309,268)
Contract maintenance charge..............     (229,546)    (254,761)     (207,896)    (131,269)      (91,094)    (112,155)
Transfers among the sub-accounts and
 with the Fixed Account - net............     (436,275)  (2,095,152)    3,324,258   11,764,725    (3,367,129)   2,011,306
Adjustment to net assets allocated to
 contract in payout period...............           --           --            --           --            --           --
                                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (7,722,594)  (7,803,354)   (2,399,612)  22,640,420    (7,244,613)  (1,424,718)
                                          ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (42,576,955)   1,588,986   (23,414,319)  23,848,707   (23,864,824)     487,817
NET ASSETS AT BEGINNING OF
 PERIOD..................................   80,889,689   79,300,703    56,223,013   32,374,306    44,655,895   44,168,078
                                          ------------  -----------  ------------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 38,312,734  $80,889,689  $ 32,808,694  $56,223,013  $ 20,791,071  $44,655,895
                                          ============  ===========  ============  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    5,117,365    5,620,805     5,213,991    3,076,290     1,975,479    2,040,446
       Units issued......................    1,013,581      794,632     2,181,709    2,993,517       263,963      621,776
       Units redeemed....................   (1,600,754)  (1,298,072)   (2,324,367)    (855,816)     (674,334)    (686,743)
                                          ------------  -----------  ------------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................    4,530,192    5,117,365     5,071,333    5,213,991     1,565,108    1,975,479
                                          ============  ===========  ============  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Oppenheimer                 Oppenheimer                Oppenheimer
                                         Variable Account Funds     Variable Account Funds      Variable Account Funds
                                        (Service Shares ("SS"))     (Service Shares ("SS"))    (Service Shares ("SS"))
                                              Sub-Account                 Sub-Account                Sub-Account
                                       -------------------------  --------------------------  -------------------------
                                                                                                     Oppenheimer
                                              Oppenheimer                 Oppenheimer                Main Street
                                            High Income (SS)           Main Street (SS)           Small Cap (SS) (u)
                                       -------------------------  --------------------------  -------------------------
                                           2008          2007         2008          2007          2008          2007
                                       ------------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  1,576,831  $ 2,136,432  $   (280,308) $   (927,991) $   (489,715) $  (795,629)
Net realized gains (losses)...........   (2,635,460)     (71,035)    4,945,288     4,678,520     1,741,274    4,295,191
Change in unrealized gains
 (losses).............................  (25,237,720)  (2,816,151)  (46,211,775)     (432,171)  (18,019,807)  (4,868,815)
                                       ------------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations......................  (26,296,349)    (750,754)  (41,546,795)    3,318,358   (16,768,248)  (1,369,253)
                                       ------------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      144,635    1,850,927       520,210     6,993,454       258,708    2,175,993
Benefit payments......................     (474,767)    (650,045)   (1,626,874)   (1,604,506)     (668,470)  (1,008,328)
Payments on termination...............   (3,958,558)  (4,933,368)   (9,093,240)  (10,982,662)   (3,904,682)  (4,573,513)
Contract maintenance charge...........     (110,697)    (137,464)     (352,916)     (388,903)     (156,929)    (187,611)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    6,122,926      972,934       131,626    (1,111,461)   (2,447,865)  (1,742,459)
Adjustment to net assets allocated
 to contract in payout period.........           --           --            --            --            --           --
                                       ------------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........    1,723,539   (2,897,016)  (10,421,194)   (7,094,078)   (6,919,238)  (5,335,918)
                                       ------------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (24,572,810)  (3,647,770)  (51,967,989)   (3,775,720)  (23,687,486)  (6,705,171)
NET ASSETS AT BEGINNING
 OF PERIOD............................   37,113,479   40,761,249   113,261,706   117,037,426    48,609,506   55,314,677
                                       ------------  -----------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 12,540,669  $37,113,479  $ 61,293,717  $113,261,706  $ 24,922,020  $48,609,506
                                       ============  ===========  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    2,525,760    2,718,511     6,913,064     7,324,466     2,385,682    2,635,661
       Units issued...................    2,950,987      392,551     1,026,963     1,116,116       338,004      442,526
       Units redeemed.................   (1,436,015)    (585,302)   (1,745,436)   (1,527,518)     (719,706)    (692,505)
                                       ------------  -----------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period...........................    4,040,732    2,525,760     6,194,591     6,913,064     2,003,980    2,385,682
                                       ============  ===========  ============  ============  ============  ===========

--------
(u)Previously known as Oppenheimer Main Street Small Cap Growth (SC)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Oppenheimer                 Oppenheimer              PIMCO
                                            Variable Account Funds     Variable Account Funds    Variable Insurance
                                           (Service Shares ("SS"))     (Service Shares ("SS"))        Trust
                                                 Sub-Account                 Sub-Account           Sub-Account
                                          -------------------------  --------------------------  -----------------
                                                                                                   Foreign Bond
                                                 Oppenheimer                 Oppenheimer           (US Dollar-
                                               MidCap Fund (SS)          Strategic Bond (SS)       Hedged) (v)
                                          -------------------------  --------------------------  -----------------
                                              2008          2007         2008          2007        2008     2007
                                          ------------  -----------  ------------  ------------  -------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (247,627) $  (368,396) $  4,315,134  $  2,461,019  $    46   $   55
Net realized gains (losses)..............       55,295    1,156,263       940,365     1,499,491     (122)     (36)
Change in unrealized gains (losses)......   (9,048,990)     237,809   (25,350,997)    6,369,872      (96)      10
                                          ------------  -----------  ------------  ------------  -------   ------
Increase (decrease) in net assets from
 operations..............................   (9,241,322)   1,025,676   (20,095,498)   10,330,382     (172)      29
                                          ------------  -----------  ------------  ------------  -------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       80,166    1,002,446       904,080     6,639,536       --      264
Benefit payments.........................     (159,668)    (589,459)   (2,715,846)   (2,144,052)      --       --
Payments on termination..................   (2,085,211)  (2,145,316)  (15,406,862)  (11,818,478)      --       --
Contract maintenance charge..............      (64,766)     (75,016)     (478,725)     (424,412)     (10)      (9)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (815,735)    (567,856)   (6,081,339)    2,257,586   (1,428)     293
Adjustment to net assets allocated to
 contract in payout period...............           --           --            --            --       --       --
                                          ------------  -----------  ------------  ------------  -------   ------
Increase (decrease) in net assets from
 contract transactions...................   (3,045,214)  (2,375,201)  (23,778,692)   (5,489,820)  (1,438)     548
                                          ------------  -----------  ------------  ------------  -------   ------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (12,286,536)  (1,349,525)  (43,874,190)    4,840,562   (1,610)     577
NET ASSETS AT BEGINNING OF
 PERIOD..................................   21,103,907   22,453,432   137,791,892   132,951,330    3,321    2,744
                                          ------------  -----------  ------------  ------------  -------   ------
NET ASSETS AT END OF
 PERIOD.................................. $  8,817,371  $21,103,907  $ 93,917,702  $137,791,892  $ 1,711   $3,321
                                          ============  ===========  ============  ============  =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,245,807    1,382,081     9,241,577     9,618,452      278      234
       Units issued......................      168,525      223,468     1,585,339     1,650,949       --       44
       Units redeemed....................     (372,981)    (359,742)   (3,342,825)   (2,027,824)    (129)      --
                                          ------------  -----------  ------------  ------------  -------   ------
    Units outstanding at end of
     period..............................    1,041,351    1,245,807     7,484,091     9,241,577      149      278
                                          ============  ===========  ============  ============  =======   ======

--------
(v)Previously known as Foreign Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                PIMCO                    PIMCO                       PIMCO
                                          Variable Insurance Trust Variable Insurance Trust Variable Insurance Trust
                                             Sub-Account              Sub-Account                 Sub-Account
                                          -----------------------  -----------------------  -----------------------
                                                                      PIMCO Total             PIMCO VIT Commodity
                                            Money Market                 Return               RealReturn Strategy
                                          -----------------------  -----------------------  -----------------------
                                            2008         2007        2008         2007          2008        2007
                                            -------     -------     --------     -------    -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   182      $   510     $    196     $   461     $    92,565  $   61,399
Net realized gains (losses)..............      --           --          441         (31)        (19,356)    (14,981)
Change in unrealized gains (losses)......      --           --         (232)        558      (1,914,727)    388,199
                                            -------     -------     --------     -------    -----------  ----------
Increase (decrease) in net assets from
 operations..............................     182          510          405         988      (1,841,518)    434,617
                                            -------     -------     --------     -------    -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --           --           --       1,752          12,387     105,928
Benefit payments.........................      --           --           --          --         (55,718)     (8,428)
Payments on termination..................  (2,111)        (797)     (12,051)         --        (346,210)    (92,410)
Contract maintenance charge..............     (60)         (18)         (26)        (18)        (21,923)    (10,438)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (417)      16,577         (371)         92       1,669,178     136,006
Adjustment to net assets allocated to
 contract in payout period...............      --           --           --          --              --          --
                                            -------     -------     --------     -------    -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (2,588)      15,762      (12,448)      1,826       1,257,714     130,658
                                            -------     -------     --------     -------    -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,406)      16,272      (12,043)      2,814        (583,804)    565,275
NET ASSETS AT BEGINNING OF
 PERIOD..................................  25,450        9,178       15,362      12,548       2,598,863   2,033,588
                                            -------     -------     --------     -------    -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $23,044      $25,450     $  3,319     $15,362     $ 2,015,059  $2,598,863
                                            =======     =======     ========     =======    ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,394          892        1,213       1,061         226,126     214,244
       Units issued......................     138        1,578           --         156         234,587      81,818
       Units redeemed....................    (380)         (76)        (959)         (4)       (142,949)    (69,936)
                                            -------     -------     --------     -------    -----------  ----------
    Units outstanding at end of period...   2,152        2,394          254       1,213         317,764     226,126
                                            =======     =======     ========     =======    ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  PIMCO                     PIMCO                     PIMCO
                                          Variable Insurance Trust Variable Insurance Trust Variable Insurance Trust
                                               Sub-Account               Sub-Account               Sub-Account
                                          -----------------------  -----------------------  ------------------------
                                                PIMCO VIT
                                                Emerging                PIMCO VIT Real           PIMCO VIT Total
                                              Markets Bond                  Return                   Return
                                            (Advisor Shares)           (Advisor Shares)         (Advisor Shares)
                                          -----------------------  -----------------------  ------------------------
                                             2008         2007         2008        2007         2008         2007
                                           ---------   ---------   -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  47,256    $  25,688   $   192,550  $  180,869  $   699,241  $   581,093
Net realized gains (losses)..............     5,773       18,777        60,290      32,483      728,364       36,712
Change in unrealized gains (losses)......  (231,932)     (18,620)   (1,251,975)    485,274     (815,432)     850,224
                                           ---------   ---------   -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (178,903)      25,845      (999,135)    698,626      612,173    1,468,029
                                           ---------   ---------   -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................    40,387       51,400        30,174      38,307       48,678      432,172
Benefit payments.........................    (8,791)     (15,479)     (163,367)         --     (352,413)    (140,116)
Payments on termination..................  (138,509)    (117,069)   (5,479,268)   (737,542)  (6,682,491)  (1,525,096)
Contract maintenance charge..............    (5,163)      (2,819)      (41,826)    (25,612)    (109,371)     (76,016)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   391,181      340,245     4,995,310   8,050,394    5,733,419   11,671,904
Adjustment to net assets allocated to
 contract in payout period...............        --           --            --          --           --           --
                                           ---------   ---------   -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   279,105      256,278      (658,977)  7,325,547   (1,362,178)  10,362,848
                                           ---------   ---------   -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   100,202      282,123    (1,658,112)  8,024,173     (750,005)  11,830,877
NET ASSETS AT BEGINNING OF
 PERIOD..................................   740,041      457,918     9,822,520   1,798,347   23,861,614   12,030,737
                                           ---------   ---------   -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 840,243    $ 740,041   $ 8,164,408  $9,822,520  $23,111,609  $23,861,614
                                           =========   =========   ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    66,443       42,786       895,035     177,682    2,169,170    1,167,554
       Units issued......................    58,565       60,270       762,064     872,325    1,275,094    1,424,758
       Units redeemed....................   (35,093)     (36,613)     (843,585)   (154,972)  (1,405,040)    (423,142)
                                           ---------   ---------   -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    89,915       66,443       813,514     895,035    2,039,224    2,169,170
                                           =========   =========   ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       Premier VIT       Premier VIT      Putnam Variable Trust
                                                       Sub-Account       Sub-Account           Sub-Account
                                                     ---------------  ----------------  ------------------------
                                                                                               VT American
                                                           NACM                                Government
                                                      Small Cap (w)    OpCap Balanced            Income
                                                     ---------------  ----------------  ------------------------
                                                       2008    2007     2008     2007       2008         2007
                                                     -------  ------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (27) $  (35) $    70  $   (19) $ 1,504,636  $ 1,689,905
Net realized gains (losses).........................     409     503      702      720     (285,299)    (318,479)
Change in unrealized gains (losses).................  (1,308)   (489)  (3,817)  (1,292)  (1,817,286)   1,794,968
                                                     -------  ------  -------  -------  -----------  -----------
Increase (decrease) in net assets from operations...    (926)    (21)  (3,045)    (591)    (597,949)   3,166,394
                                                     -------  ------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --      --       --       --      306,811      151,440
Benefit payments....................................      --      --       --       --   (1,537,749)  (1,144,777)
Payments on termination.............................      --      --     (505)    (136)  (9,202,580)  (6,429,439)
Contract maintenance charge.........................      (6)     (7)     (18)     (16)     (96,995)     (79,582)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --       1       25       69    4,798,237    2,467,847
Adjustment to net assets allocated to contract in
 payout period......................................      --      --       --       --           --           --
                                                     -------  ------  -------  -------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................      (6)     (6)    (498)     (83)  (5,732,276)  (5,034,511)
                                                     -------  ------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................    (932)    (27)  (3,543)    (674)  (6,330,225)  (1,868,117)
NET ASSETS AT BEGINNING OF PERIOD...................   2,182   2,209    9,542   10,216   47,951,141   49,819,258
                                                     -------  ------  -------  -------  -----------  -----------
NET ASSETS AT END OF PERIOD......................... $ 1,250  $2,182  $ 5,999  $ 9,542  $41,620,916  $47,951,141
                                                     =======  ======  =======  =======  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     121     121      850      857    3,631,106    4,029,329
       Units issued.................................      --      --       69        6    1,103,162      574,972
       Units redeemed...............................      (1)     --     (130)     (13)  (1,548,019)    (973,195)
                                                     -------  ------  -------  -------  -----------  -----------
    Units outstanding at end of period..............     120     121      789      850    3,186,249    3,631,106
                                                     =======  ======  =======  =======  ===========  ===========

--------
(w)Previously known as OpCap Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Putnam Variable Trust     Putnam Variable Trust     Putnam Variable Trust
                                              Sub-Account               Sub-Account               Sub-Account
                                       ------------------------  ------------------------  ------------------------
                                              VT Capital                VT Capital               VT Discovery
                                             Appreciation              Opportunities                Growth
                                       ------------------------  ------------------------  ------------------------
                                           2008         2007         2008         2007         2008         2007
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (96,909) $  (194,932) $   (42,545) $  (119,378) $  (165,428) $  (236,126)
Net realized gains (losses)...........     480,320    1,747,743     (384,420)     880,695    1,397,723    2,534,774
Change in unrealized gains
 (losses).............................  (5,090,637)  (2,696,015)  (1,566,138)  (1,594,153)  (7,591,844)    (861,456)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................  (4,707,226)  (1,143,204)  (1,993,103)    (832,836)  (6,359,549)   1,437,192
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      22,058       24,335        5,944       11,543       51,478      108,453
Benefit payments......................    (279,237)    (265,679)     (18,743)     (46,302)    (122,965)    (135,656)
Payments on termination...............  (1,714,929)  (2,173,509)    (845,619)  (1,571,112)  (1,632,798)  (2,245,015)
Contract maintenance charge...........     (27,089)     (30,298)     (14,379)     (20,679)     (40,129)     (43,289)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................      87,368      440,908     (412,488)     501,228     (571,411)     179,470
Adjustment to net assets allocated
 to contract in payout period.........          --           --           --           --           --           --
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (1,911,829)  (2,004,243)  (1,285,285)  (1,125,322)  (2,315,825)  (2,136,037)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (6,619,055)  (3,147,447)  (3,278,388)  (1,958,158)  (8,675,374)    (698,845)
NET ASSETS AT BEGINNING
 OF PERIOD............................  13,117,604   16,265,051    6,343,831    8,301,989   16,058,615   16,757,460
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 6,498,549  $13,117,604  $ 3,065,443  $ 6,343,831  $ 7,383,241  $16,058,615
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   1,468,254    1,670,037      382,446      446,172    2,620,175    2,971,261
       Units issued...................     153,428      214,086       55,964      216,914      192,575      335,023
       Units redeemed.................    (423,004)    (415,869)    (149,439)    (280,640)    (658,514)    (686,109)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   1,198,678    1,468,254      288,971      382,446    2,154,236    2,620,175
                                       ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Putnam Variable Trust      Putnam Variable Trust       Putnam Variable Trust
                                                Sub-Account                Sub-Account                 Sub-Account
                                        --------------------------  -------------------------  --------------------------
                                                                                                      VT The George
                                              VT Diversified                VT Equity                  Putnam Fund
                                                  Income                      Income                    of Boston
                                        --------------------------  -------------------------  --------------------------
                                            2008          2007          2008          2007         2008          2007
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $  2,854,734  $  2,908,027  $    179,377  $    (2,966) $  4,445,807  $  2,787,193
Net realized gains (losses)............   (3,433,592)     (391,403)      561,709    3,793,442     2,508,580    23,457,249
Change in unrealized gains
 (losses)..............................  (17,648,095)     (449,213)  (11,495,845)  (3,068,540)  (67,603,096)  (26,346,702)
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................  (18,226,953)    2,067,411   (10,754,759)     721,936   (60,648,709)     (102,260)
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................       88,432       288,062        36,499       78,532       599,250     2,648,651
Benefit payments.......................   (2,279,369)   (2,130,769)     (586,670)    (235,025)   (2,921,650)   (4,611,780)
Payments on termination................  (13,110,164)  (17,181,337)   (6,163,850)  (7,337,656)  (24,821,965)  (32,497,991)
Contract maintenance charge............     (109,923)     (111,418)      (71,042)     (68,536)     (335,038)     (380,151)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (2,429,560)    4,618,144     3,185,288    5,261,761   (11,834,571)     (513,793)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --           --            --            --
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (17,840,584)  (14,517,318)   (3,599,775)  (2,300,924)  (39,313,974)  (35,355,064)
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................  (36,067,537)  (12,449,907)  (14,354,534)  (1,578,988)  (99,962,683)  (35,457,324)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   71,147,952    83,597,859    35,170,869   36,749,857   176,034,706   211,492,030
                                        ------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 35,080,415  $ 71,147,952  $ 20,816,335  $35,170,869  $ 76,072,023  $176,034,706
                                        ============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    4,904,049     5,915,272     2,131,569    2,266,811    13,314,550    16,005,682
       Units issued....................      564,167       905,770       533,008      553,751       880,194     1,700,532
       Units redeemed..................   (1,923,516)   (1,916,993)     (807,363)    (688,993)   (4,377,301)   (4,391,664)
                                        ------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    3,544,700     4,904,049     1,857,214    2,131,569     9,817,443    13,314,550
                                        ============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust        Putnam Variable Trust
                                               Sub-Account                 Sub-Account                  Sub-Account
                                        -------------------------  --------------------------  ----------------------------
                                             VT Global Asset                VT Global                  VT Growth and
                                                Allocation                   Equity                       Income
                                        -------------------------  --------------------------  ----------------------------
                                            2008          2007         2008          2007           2008           2007
                                        ------------  -----------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $    937,451  $  (512,710) $    460,918  $    440,824  $   2,469,102  $    (193,485)
Net realized gains (losses)............     (319,187)   1,938,690    (4,139,269)     (936,945)     7,003,699     89,078,565
Change in unrealized gains
 (losses)..............................  (15,765,375)    (657,885)  (18,252,419)    5,018,244   (147,922,862)  (119,833,523)
                                        ------------  -----------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets from
 operations............................  (15,147,111)     768,095   (21,930,770)    4,522,123   (138,450,061)   (30,948,443)
                                        ------------  -----------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      221,958    2,401,418        48,835       109,350        578,938      2,320,965
Benefit payments.......................     (517,478)    (746,386)   (1,052,789)     (734,571)    (7,538,709)   (10,855,515)
Payments on termination................   (6,688,813)  (7,774,512)   (7,394,089)  (10,366,033)   (56,215,165)   (89,920,624)
Contract maintenance charge............     (127,130)    (121,596)     (106,356)     (115,819)      (696,967)      (872,387)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (516,927)   3,443,697      (883,505)    1,267,012    (24,597,348)   (16,822,542)
Adjustment to net assets allocated to
 contract in payout period.............           --           --            --            --             --             --
                                        ------------  -----------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets from
 contract transactions.................   (7,628,390)  (2,797,379)   (9,387,904)   (9,840,061)   (88,469,251)  (116,150,103)
                                        ------------  -----------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (22,775,501)  (2,029,284)  (31,318,674)   (5,317,938)  (226,919,312)  (147,098,546)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   49,585,162   51,614,446    53,911,479    59,229,417    410,138,082    557,236,628
                                        ------------  -----------  ------------  ------------  -------------  -------------
NET ASSETS AT END OF
 PERIOD................................ $ 26,809,661  $49,585,162  $ 22,592,805  $ 53,911,479  $ 183,218,770  $ 410,138,082
                                        ============  ===========  ============  ============  =============  =============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    3,663,921    3,912,655     5,115,566     6,001,993     34,906,987     44,194,145
       Units issued....................      704,806    1,006,025       350,752       688,604      1,196,485      2,895,840
       Units redeemed..................   (1,340,500)  (1,254,759)   (1,442,180)   (1,575,031)   (10,436,540)   (12,182,998)
                                        ------------  -----------  ------------  ------------  -------------  -------------
    Units outstanding at end of
     period............................    3,028,227    3,663,921     4,024,138     5,115,566     25,666,932     34,906,987
                                        ============  ===========  ============  ============  =============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Putnam Variable Trust      Putnam Variable Trust       Putnam Variable Trust
                                                 Sub-Account                Sub-Account                 Sub-Account
                                          ------------------------  --------------------------  --------------------------
                                                  VT Growth                  VT Health                    VT High
                                                Opportunities                Sciences                      Yield
                                          ------------------------  --------------------------  --------------------------
                                              2008         2007         2008          2007          2008          2007
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (188,208) $  (267,277) $   (605,693) $   (354,223) $  5,646,355  $  5,997,583
Net realized gains (losses)..............  (1,335,206)    (883,737)    1,019,134     2,501,954    (4,057,758)     (328,328)
Change in unrealized gains (losses)......  (4,604,291)   1,952,659    (8,474,211)   (2,780,690)  (20,025,902)   (4,369,630)
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................  (6,127,705)     801,645    (8,060,770)     (632,959)  (18,437,305)    1,299,625
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      14,116       73,396       147,655       280,159       141,295     3,097,408
Benefit payments.........................    (386,781)    (446,891)     (611,672)     (776,703)   (1,475,166)   (1,743,780)
Payments on termination..................  (2,106,177)  (3,342,273)   (6,865,463)   (9,938,353)  (11,945,961)  (13,448,577)
Contract maintenance charge..............     (40,883)     (42,414)     (141,405)     (149,863)     (210,065)     (218,543)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (439,481)     (98,657)   (2,856,415)   (4,425,502)   (6,033,530)   (2,060,384)
Adjustment to net assets allocated to
 contract in payout period...............          --           --            --            --            --            --
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,959,206)  (3,856,839)  (10,327,300)  (15,010,262)  (19,523,427)  (14,373,876)
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,086,911)  (3,055,194)  (18,388,070)  (15,643,221)  (37,960,732)  (13,074,251)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  17,940,105   20,995,299    51,583,300    67,226,521    84,132,469    97,206,720
                                          -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,853,194  $17,940,105  $ 33,195,230  $ 51,583,300  $ 46,171,737  $ 84,132,469
                                          ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,714,696    4,517,470     4,274,307     5,444,668     5,637,130     6,642,058
       Units issued......................     222,391      494,143       314,105       382,670       517,494       967,888
       Units redeemed....................    (951,982)  (1,296,917)   (1,226,048)   (1,553,031)   (1,924,409)   (1,972,816)
                                          -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   2,985,105    3,714,696     3,362,364     4,274,307     4,230,215     5,637,130
                                          ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust        Putnam Variable Trust
                                               Sub-Account                 Sub-Account                  Sub-Account
                                       --------------------------  ---------------------------  --------------------------
                                                                                                            VT
                                                                                VT                     International
                                                                          International                 Growth and
                                                VT Income                     Equity                      Income
                                       --------------------------  ---------------------------  --------------------------
                                           2008          2007           2008          2007          2008          2007
                                       ------------  ------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  9,804,175  $  7,889,617  $   1,548,660  $  4,470,480  $    267,342  $    300,261
Net realized gains (losses)...........   (5,682,362)     (218,844)    30,656,640    58,626,824     6,916,142    18,018,656
Change in unrealized gains
 (losses).............................  (45,213,517)      (90,225)  (156,905,622)  (40,153,403)  (33,659,268)  (14,035,621)
                                       ------------  ------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations......................  (41,091,704)    7,580,548   (124,700,322)   22,943,901   (26,475,784)    4,283,296
                                       ------------  ------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      502,259     8,927,440        832,065     7,644,037        90,190       236,117
Benefit payments......................   (4,457,175)   (4,506,105)    (4,480,221)   (5,230,595)     (785,172)   (1,365,575)
Payments on termination...............  (28,011,475)  (29,054,568)   (34,556,848)  (52,375,938)   (9,067,553)  (14,185,142)
Contract maintenance charge...........     (506,314)     (485,702)      (606,687)     (665,207)     (124,145)     (140,501)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................  (14,395,185)    4,226,682    (11,283,010)    9,660,748    (3,120,413)    2,884,402
Adjustment to net assets allocated to
 contract in payout period............           --            --             --            --            --            --
                                       ------------  ------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........  (46,867,890)  (20,892,253)   (50,094,701)  (40,966,955)  (13,007,093)  (12,570,699)
                                       ------------  ------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (87,959,594)  (13,311,705)  (174,795,023)  (18,023,054)  (39,482,877)   (8,287,403)
NET ASSETS AT BEGINNING
 OF PERIOD............................  200,710,810   214,022,515    314,633,926   332,656,980    65,687,567    73,974,970
                                       ------------  ------------  -------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $112,751,216  $200,710,810  $ 139,838,903  $314,633,926  $ 26,204,690  $ 65,687,567
                                       ============  ============  =============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   16,149,283    17,750,726     19,162,030    21,968,011     3,773,162     4,476,288
       Units issued...................    1,781,726     3,066,393      1,661,234     3,393,027       305,941       814,924
       Units redeemed.................   (5,788,109)   (4,667,836)    (5,516,650)   (6,199,008)   (1,250,510)   (1,518,050)
                                       ------------  ------------  -------------  ------------  ------------  ------------
    Units outstanding at end of
     period...........................   12,142,900    16,149,283     15,306,614    19,162,030     2,828,593     3,773,162
                                       ============  ============  =============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust      Putnam Variable Trust
                                               Sub-Account                 Sub-Account                Sub-Account
                                        -------------------------  --------------------------  ------------------------
                                                    VT
                                              International
                                                   New                                                VT Mid Cap
                                              Opportunities               VT Investors                   Value
                                        -------------------------  --------------------------  ------------------------
                                            2008          2007         2008          2007          2008         2007
                                        ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $     57,539  $  (217,187) $   (997,151) $ (1,615,041) $  (112,016) $    13,151
Net realized gains (losses)............      969,748    3,437,488    (8,059,324)      707,770    1,552,847    2,527,037
Change in unrealized gains
 (losses)..............................  (16,167,524)   1,244,562   (35,326,779)   (7,938,716)  (7,537,402)  (2,358,068)
                                        ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................  (15,140,237)   4,464,863   (44,383,254)   (8,845,987)  (6,096,571)     182,120
                                        ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      152,980      153,256       199,854     1,318,138       35,848       62,598
Benefit payments.......................     (363,232)    (496,054)   (2,375,832)   (3,022,675)    (285,488)    (156,522)
Payments on termination................   (3,803,137)  (6,647,183)  (18,120,960)  (27,231,424)  (2,533,071)  (3,694,121)
Contract maintenance charge............      (99,632)    (106,051)     (268,886)     (329,736)     (35,362)     (38,792)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (1,919,618)   1,249,115    (6,209,535)   (5,290,570)    (519,260)     329,726
Adjustment to net assets allocated to
 contract in payout period.............           --           --            --            --           --           --
                                        ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (6,032,639)  (5,846,917)  (26,775,359)  (34,556,267)  (3,337,333)  (3,497,111)
                                        ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (21,172,876)  (1,382,054)  (71,158,613)  (43,402,254)  (9,433,904)  (3,314,991)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   39,491,751   40,873,805   128,940,979   172,343,233   16,546,732   19,861,723
                                        ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 18,318,875  $39,491,751  $ 57,782,366  $128,940,979  $ 7,112,828  $16,546,732
                                        ============  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    3,052,613    3,427,496    14,392,675    18,054,637      899,790    1,083,113
       Units issued....................      312,951      701,298       720,645     1,429,065      185,942      234,361
       Units redeemed..................     (862,152)  (1,076,181)   (4,354,363)   (5,091,027)    (399,453)    (417,684)
                                        ------------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period............................    2,503,412    3,052,613    10,758,957    14,392,675      686,279      899,790
                                        ============  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                                Sub-Account                 Sub-Account                 Sub-Account
                                        --------------------------  --------------------------  --------------------------
                                                 VT Money                     VT New
                                                  Market                   Opportunities               VT New Value
                                        --------------------------  --------------------------  --------------------------
                                            2008          2007          2008          2007          2008          2007
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  1,689,351  $  4,901,425  $   (939,161) $ (1,426,134) $    494,415  $   (637,934)
Net realized gains (losses)............           --            --    (8,442,020)   (7,678,785)   15,989,563    25,846,276
Change in unrealized gains
 (losses)..............................           --            --   (22,247,489)   13,827,773   (83,898,957)  (35,748,178)
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................    1,689,351     4,901,425   (31,628,670)    4,722,854   (67,414,979)  (10,539,836)
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................    2,447,045     9,484,967       440,354       262,674       713,210     5,625,733
Benefit payments.......................  (10,573,553)  (13,445,862)   (1,537,239)   (1,437,195)   (2,256,424)   (2,416,272)
Payments on termination................  (77,078,223)  (52,267,509)  (10,286,626)  (16,227,089)  (18,861,175)  (27,349,327)
Contract maintenance charge............     (633,586)     (475,483)     (235,587)     (256,495)     (380,864)     (467,718)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   85,934,212    58,949,744    (4,216,996)   (5,080,946)   (3,986,566)   (1,758,201)
Adjustment to net assets allocated to
 contract in payout period.............           --            --            --            --            --            --
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................       95,895     2,245,857   (15,836,094)  (22,739,051)  (24,771,819)  (26,365,785)
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................    1,785,246     7,147,282   (47,464,764)  (18,016,197)  (92,186,798)  (36,905,621)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  157,819,289   150,672,007    91,485,033   109,501,230   164,993,303   201,898,924
                                        ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $159,604,535  $157,819,289  $ 44,020,269  $ 91,485,033  $ 72,806,505  $164,993,303
                                        ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   14,737,011    14,482,366    10,619,576    13,160,813    10,279,598    11,866,775
       Units issued....................   14,154,913    16,714,326       339,367       652,580     1,228,105     1,693,274
       Units redeemed..................  (14,195,156)  (16,459,681)   (2,494,050)   (3,193,817)   (3,181,912)   (3,280,451)
                                        ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period............................   14,696,768    14,737,011     8,464,893    10,619,576     8,325,791    10,279,598
                                        ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                               Sub-Account                 Sub-Account                 Sub-Account
                                        -------------------------  --------------------------  --------------------------
                                                 VT OTC &
                                                 Emerging                                             VT Small Cap
                                                  Growth                   VT Research                    Value
                                        -------------------------  --------------------------  --------------------------
                                            2008          2007         2008          2007          2008          2007
                                        ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (270,717) $  (410,739) $   (177,950) $   (762,915) $     24,796  $ (1,297,588)
Net realized gains (losses)............   (2,477,730)  (2,264,003)   (1,565,783)    2,363,141    14,329,837    27,360,701
Change in unrealized gains
 (losses)..............................   (8,369,568)   5,921,899   (21,222,133)   (1,452,534)  (51,334,649)  (44,399,126)
                                        ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................  (11,118,015)   3,247,157   (22,965,866)      147,692   (36,980,016)  (18,336,013)
                                        ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................       39,431       47,692       277,809       156,804       194,910       474,621
Benefit payments.......................     (317,190)    (445,903)   (1,285,107)   (1,003,955)   (1,685,020)   (2,185,668)
Payments on termination................   (2,873,578)  (3,993,778)   (8,488,371)  (12,248,275)  (14,074,989)  (26,058,595)
Contract maintenance charge............      (79,566)     (84,900)     (140,041)     (168,694)     (146,649)     (194,742)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (651,755)  (1,293,012)   (2,564,193)   (4,943,512)   (6,860,214)   (8,706,517)
Adjustment to net assets allocated to
 contract in payout period.............           --           --            --            --            --            --
                                        ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................   (3,882,658)  (5,769,901)  (12,199,903)  (18,207,632)  (22,571,962)  (36,670,901)
                                        ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................  (15,000,673)  (2,522,744)  (35,165,769)  (18,059,940)  (59,551,978)  (55,006,914)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   26,995,126   29,517,870    66,807,840    84,867,780   109,013,566   164,020,480
                                        ------------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 11,994,453  $26,995,126  $ 31,642,071  $ 66,807,840  $ 49,461,588  $109,013,566
                                        ============  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    5,171,588    6,258,417     6,451,601     8,102,389     5,748,770     7,372,833
       Units issued....................      337,890      924,253       267,504       382,085       303,802       614,417
       Units redeemed..................   (1,205,062)  (2,011,082)   (1,680,754)   (2,032,873)   (1,651,980)   (2,238,480)
                                        ------------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period............................    4,304,416    5,171,588     5,038,351     6,451,601     4,400,592     5,748,770
                                        ============  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                         Sub-Account                 Sub-Account                 Sub-Account
                                 --------------------------  --------------------------  ---------------------------
                                        VT Utilities
                                         Growth and
                                           Income                     VT Vista                    VT Voyager
                                 --------------------------  --------------------------  ---------------------------
                                     2008          2007          2008          2007           2008          2007
                                 ------------  ------------  ------------  ------------  -------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $    326,944  $    165,491  $   (676,852) $ (1,142,023) $  (2,571,289) $ (4,048,963)
Net realized gains (losses).....    2,095,659     3,911,172    (2,564,395)      401,097    (21,618,630)  (16,146,309)
Change in unrealized gains
 (losses).......................  (15,970,280)    4,315,709   (23,245,175)    3,178,733    (55,684,831)   31,563,983
                                 ------------  ------------  ------------  ------------  -------------  ------------
Increase (decrease) in net
 assets from operations.........  (13,547,677)    8,392,372   (26,486,422)    2,437,807    (79,874,750)   11,368,711
                                 ------------  ------------  ------------  ------------  -------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................       93,905        67,621       148,843       246,191      1,057,491     1,377,936
Benefit payments................   (1,191,976)     (880,072)   (1,222,694)   (1,219,601)    (3,866,547)   (4,702,256)
Payments on termination.........   (7,238,709)   (9,100,898)   (8,520,670)  (13,310,841)   (29,536,252)  (43,272,071)
Contract maintenance
 charge.........................      (87,785)      (87,340)     (154,217)     (190,480)      (558,766)     (636,980)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............   (1,450,914)     (745,266)   (4,710,809)   (6,538,355)   (15,911,293)  (23,471,992)
Adjustment to net assets
 allocated to contract in
 payout period..................           --            --            --            --             --            --
                                 ------------  ------------  ------------  ------------  -------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................   (9,875,479)  (10,745,955)  (14,459,547)  (21,013,086)   (48,815,367)  (70,705,363)
                                 ------------  ------------  ------------  ------------  -------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................  (23,423,156)   (2,353,583)  (40,945,969)  (18,575,279)  (128,690,117)  (59,336,652)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................   48,605,427    50,959,010    68,836,580    87,411,859    244,632,021   303,968,673
                                 ------------  ------------  ------------  ------------  -------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $ 25,182,271  $ 48,605,427  $ 27,890,611  $ 68,836,580  $ 115,941,904  $244,632,021
                                 ============  ============  ============  ============  =============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........    2,932,020     3,637,160     6,528,296     8,514,698     26,242,472    33,891,275
       Units issued.............      392,549       452,927       249,491       411,926        865,840     1,809,854
       Units redeemed...........   (1,103,242)   (1,158,067)   (1,871,866)   (2,398,328)    (7,205,444)   (9,458,657)
                                 ------------  ------------  ------------  ------------  -------------  ------------
    Units outstanding at end
     of period..................    2,221,327     2,932,020     4,905,921     6,528,296     19,902,868    26,242,472
                                 ============  ============  ============  ============  =============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                            RidgeWorth     RidgeWorth
                                                          Variable Trust Variable Trust  RidgeWorth Variable Trust
                                                           Sub-Account     Sub-Account          Sub-Account
                                                          -------------- --------------- ------------------------
                                                            RidgeWorth     RidgeWorth
                                                          International    Investment      RidgeWorth Large Cap
                                                           Equity (ao)   Grade Bond (ap)   Core Equity Fund (x)
                                                          -------------- --------------- ------------------------
                                                          2007 (aq)(ar)     2007 (ar)        2008         2007
                                                          -------------- --------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).............................  $     9,608     $   189,432   $   (14,344) $   (17,390)
Net realized gains (losses)..............................    1,313,686         (76,221)      172,687      653,061
Change in unrealized gains (losses)......................   (1,042,650)           (265)   (1,340,082)    (624,567)
                                                           -----------     -----------   -----------  -----------
Increase (decrease) in net assets from operations........      280,644         112,946    (1,181,739)      11,104
                                                           -----------     -----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.................................................       23,968          34,386         3,954       13,413
Benefit payments.........................................      (17,687)        (41,853)      (36,851)     (54,747)
Payments on termination..................................     (477,262)     (1,572,238)     (669,377)  (1,496,643)
Contract maintenance charge..............................         (554)         (2,481)       (3,959)      (5,163)
Transfers among the sub-accounts and with the Fixed
 Account--net............................................   (3,972,482)     (7,600,818)     (190,264)     169,350
Adjustment to net assets allocated to contract in payout
 period..................................................           --              --            --           --
                                                           -----------     -----------   -----------  -----------
Increase (decrease) in net assets from contract
 transactions............................................   (4,414,017)     (9,183,004)     (896,497)  (1,373,790)
                                                           -----------     -----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS........................   (4,133,373)     (9,070,058)   (2,078,236)  (1,362,686)
NET ASSETS AT BEGINNING OF PERIOD........................    4,133,373       9,070,058     3,650,181    5,012,867
                                                           -----------     -----------   -----------  -----------
NET ASSETS AT END OF PERIOD..............................  $        --     $        --   $ 1,571,945  $ 3,650,181
                                                           -----------     -----------   -----------  -----------
UNITS OUTSTANDING
   Units outstanding at beginning of period..............      230,244         689,496       268,856      366,980
       Units issued......................................      181,684          82,104        12,375       47,006
       Units redeemed....................................     (411,928)       (771,600)      (94,727)    (145,130)
                                                           -----------     -----------   -----------  -----------
   Units outstanding at end of period....................           --              --       186,504      268,856
                                                           -----------     -----------   -----------  -----------

--------
(x)Previously known as STI Classic Large Cap Core Equity Fund
(ao)Previously known as STI Classic International Equity
(ap)Previously known as STI Classic Investment Grade Bond
(aq)On April 27, 2007 RidgeWorth International Equity merged into Federated Prime Money Fund II
(ar)For the period beginning January 1, 2007 and ended April 27, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       RidgeWorth Variable Trust RidgeWorth Variable Trust RidgeWorth Variable Trust
                                              Sub-Account               Sub-Account               Sub-Account
                                       ------------------------  ------------------------  ------------------------
                                         RidgeWorth Large Cap      RidgeWorth Large Cap     RidgeWorth Mid-Cap Core
                                           Growth Stock (y)          Value Equity (z)          Equity Fund (aa)
                                       ------------------------  ------------------------  ------------------------
                                           2008         2007         2008         2007         2008         2007
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  (129,495) $  (182,145) $    79,237  $    17,835  $   (34,524) $   (90,170)
Net realized gains (losses)...........   1,156,452    1,340,567    1,316,158    2,089,682      230,417    1,537,700
Change in unrealized gains
 (losses).............................  (6,584,834)   1,015,809   (5,893,361)  (1,438,636)  (2,309,650)  (1,061,753)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................  (5,557,877)   2,174,231   (4,497,966)     668,881   (2,113,757)     385,777
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      13,497      131,957        9,512       87,836        6,951       45,180
Benefit payments......................    (224,112)    (530,924)    (280,590)    (551,823)     (79,906)    (130,671)
Payments on termination...............  (2,507,666)  (6,361,336)  (2,499,605)  (6,341,829)    (819,254)  (2,575,040)
Contract maintenance charge...........      (8,431)     (10,066)      (8,518)     (10,154)      (2,832)      (3,549)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (448,280)    (912,024)    (407,248)    (410,014)    (220,608)    (351,472)
Adjustment to net assets allocated
 to contract in payout period.........          --           --           --           --           --           --
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (3,174,992)  (7,682,393)  (3,186,449)  (7,225,984)  (1,115,649)  (3,015,552)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (8,732,869)  (5,508,162)  (7,684,415)  (6,557,103)  (3,229,406)  (2,629,775)
NET ASSETS AT BEGINNING
 OF PERIOD............................  15,510,006   21,018,168   15,457,397   22,014,500    5,835,242    8,465,017
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 6,777,137  $15,510,006  $ 7,772,982  $15,457,397  $ 2,605,836  $ 5,835,242
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     754,937    1,120,381      710,758    1,011,308      331,340      480,442
       Units issued...................      28,773       52,419       14,076       56,161        7,295       30,777
       Units redeemed.................    (237,911)    (417,863)    (191,015)    (356,711)     (90,740)    (179,879)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................     545,799      754,937      533,819      710,758      247,895      331,340
                                       ===========  ===========  ===========  ===========  ===========  ===========

--------
(y)Previously known as STI Classic Large Cap Growth Stock Fund
(z)Previously known as STI Classic Large Cap Value Equity Fund
(aa)Previously known as STI Classic Mid-Cap Core Equity Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                 The Universal
                                           RidgeWorth Variable Trust Rydex Variable Trust  Institutional Funds, Inc.
                                                  Sub-Account          Sub-Account                Sub-Account
                                           ------------------------  -------------------  --------------------------
                                                  RidgeWorth         Rydex VT Nasdaq
                                                Small Cap Value            100                  Van Kampen UIF
                                               Equity Fund (ab)      Strategy Fund (ac)       Capital Growth (ad)
                                           ------------------------  -------------------  --------------------------
                                               2008         2007       2008      2007         2008          2007
                                           -----------  -----------   -------    ------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $     7,808  $   (59,204) $   (29)   $  (83)   $   (559,103) $   (916,647)
Net realized gains (losses)...............   1,091,462    2,636,696      339        15       1,057,160     3,465,482
Change in unrealized gains (losses).......  (3,295,139)  (2,331,112)  (1,604)      902     (24,854,278)    7,787,781
                                           -----------  -----------   -------    ------   ------------  ------------
Increase (decrease) in net assets from
 operations...............................  (2,195,869)     246,380   (1,294)      834     (24,356,221)   10,336,616
                                           -----------  -----------   -------    ------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       6,911      204,782       --     1,152         166,317       309,987
Benefit payments..........................     (56,464)     (56,719)      --        --        (964,319)   (1,290,080)
Payments on termination...................  (1,458,312)  (2,506,787)  (4,685)       --      (5,438,274)  (10,218,776)
Contract maintenance charge...............      (9,304)      (9,913)      (5)       (6)        (58,502)      (71,241)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (755,615)      60,656       --        --      (1,897,253)   (2,129,068)
Adjustment to net assets allocated to
 contract in payout period................          --           --       --        --              --            --
                                           -----------  -----------   -------    ------   ------------  ------------
Increase (decrease) in net assets from
 contract transactions....................  (2,272,784)  (2,307,981)  (4,690)    1,146      (8,192,031)  (13,399,178)
                                           -----------  -----------   -------    ------   ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (4,468,653)  (2,061,601)  (5,984)    1,980     (32,548,252)   (3,062,562)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   7,959,818   10,021,419    6,615     4,635      55,126,376    58,188,938
                                           -----------  -----------   -------    ------   ------------  ------------
NET ASSETS AT END OF PERIOD............... $ 3,491,165  $ 7,959,818  $   631    $6,615    $ 22,578,124  $ 55,126,376
                                           ===========  ===========   =======    ======   ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     350,845      439,344      435       354       4,747,906     5,948,484
       Units issued.......................       7,584       48,028       --        82         523,129       601,850
       Units redeemed.....................    (119,255)    (136,527)    (362)       (1)     (1,426,735)   (1,802,428)
                                           -----------  -----------   -------    ------   ------------  ------------
    Units outstanding at end of period....     239,174      350,845       73       435       3,844,300     4,747,906
                                           ===========  ===========   =======    ======   ============  ============

--------
(ab)Previously known as STI Classic Small Cap Value Equity
(ac)Previously known as Rydex OTC
(ad)Previously known as Van Kampen UIF Equity Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                The Universal               The Universal           The Universal
                                           Institutional Funds, Inc.  Institutional Funds, Inc.  Institutional Funds, Inc.
                                                 Sub-Account                 Sub-Account             Sub-Account
                                           ------------------------  --------------------------  ------------------------
                                               Van Kampen UIF              Van Kampen UIF          Van Kampen UIF
                                                  Core Plus                   Emerging              Global Value
                                              Fixed Income (ae)            Markets Equity              Equity
                                           ------------------------  --------------------------  ------------------------
                                              2008         2007          2008          2007        2008         2007
                                           ----------   ----------   ------------  ------------   --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   40,414   $   38,781   $   (726,490) $   (780,936) $    434     $    226
Net realized gains (losses)...............    (29,939)       4,479     15,199,742    18,870,282    10,707        8,233
Change in unrealized gains (losses).......   (176,388)      26,766    (47,927,754)    2,895,074   (29,817)      (5,150)
                                           ----------   ----------   ------------  ------------   --------     --------
Increase (decrease) in net assets from
 operations...............................   (165,913)      70,026    (33,454,502)   20,984,420   (18,676)       3,309
                                           ----------   ----------   ------------  ------------   --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         --           --         38,894       153,157        --           --
Benefit payments..........................   (101,189)      (6,235)      (560,601)   (1,288,624)       --           --
Payments on termination...................   (223,597)    (130,700)    (8,313,929)  (13,550,815)   (3,823)     (14,445)
Contract maintenance charge...............       (389)        (346)       (15,069)      (17,131)      (39)         (61)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (288,286)     (23,228)    (2,076,193)   (2,705,129)     (626)       6,667
Adjustment to net assets allocated to
 contract in payout period................         --           --             --            --        --           --
                                           ----------   ----------   ------------  ------------   --------     --------
Increase (decrease) in net assets from
 contract transactions....................   (613,461)    (160,509)   (10,926,898)  (17,408,542)   (4,488)      (7,839)
                                           ----------   ----------   ------------  ------------   --------     --------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (779,374)     (90,483)   (44,381,400)    3,575,878   (23,164)      (4,530)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,772,824    1,863,307     66,623,063    63,047,185    49,697       54,227
                                           ----------   ----------   ------------  ------------   --------     --------
NET ASSETS AT END OF PERIOD............... $  993,450   $1,772,824   $ 22,241,663  $ 66,623,063  $ 26,533     $ 49,697
                                           ==========   ==========   ============  ============   ========     ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    138,973      151,332      2,501,960     3,269,652     3,318        3,871
       Units issued.......................      1,555        3,407        242,129       574,683        55          408
       Units redeemed.....................    (52,644)     (15,766)      (773,006)   (1,342,375)     (369)        (961)
                                           ----------   ----------   ------------  ------------   --------     --------
    Units outstanding at end of period....     87,884      138,973      1,971,083     2,501,960     3,004        3,318
                                           ==========   ==========   ============  ============   ========     ========

--------
(ae)Previously known as Van Kampen UIF Fixed Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           The Universal                  The Universal              The Universal
                                          Institutional Funds, Inc. Institutional Funds, Inc.  Institutional Funds, Inc.
                                            Sub-Account                    Sub-Account                Sub-Account
                                          ------------------------  -------------------------  -------------------------
                                                                          Van Kampen UIF
                                           Van Kampen UIF                 International              Van Kampen UIF
                                             High Yield                       Magnum                 Mid Cap Growth
                                          ------------------------  -------------------------  -------------------------
                                            2008         2007           2008          2007         2008          2007
                                            -------       ------    ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   639       $  648      $    436,006  $   (69,380) $   (237,716) $  (655,904)
Net realized gains (losses)..............     379          179         2,996,354    6,995,310     7,622,383    5,925,571
Change in unrealized gains (losses)......  (3,104)        (610)      (19,163,731)  (2,006,449)  (23,201,476)   2,036,135
                                            -------       ------    ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................  (2,086)         217       (15,731,371)   4,919,481   (15,816,809)   7,305,802
                                            -------       ------    ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --          176            38,644       59,454        36,385       61,588
Benefit payments.........................      --           --          (729,282)    (753,553)     (876,195)    (913,368)
Payments on termination..................  (1,097)        (235)       (4,891,704)  (7,942,540)   (4,217,896)  (7,731,699)
Contract maintenance charge..............     (17)         (14)          (10,081)     (11,273)       (8,723)      (9,360)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (442)         113          (362,661)   1,573,457    (1,238,388)    (638,528)
Adjustment to net assets allocated to
 contract in payout period...............      --           --                --           --            --           --
                                            -------       ------    ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,556)          40        (5,955,084)  (7,074,455)   (6,304,817)  (9,231,367)
                                            -------       ------    ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,642)         257       (21,686,455)  (2,154,974)  (22,121,626)  (1,925,565)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,984        8,727        38,583,548   40,738,522    38,131,515   40,057,080
                                            -------       ------    ------------  -----------  ------------  -----------
NET ASSETS AT END OF PERIOD.............. $ 5,342       $8,984      $ 16,897,093  $38,583,548  $ 16,009,889  $38,131,515
                                            =======       ======    ============  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     644          641         2,796,650    3,317,377     2,085,370    2,642,285
       Units issued......................     103           21           276,521      533,810       208,778      370,367
       Units redeemed....................    (243)         (18)         (831,602)  (1,054,537)     (620,495)    (927,282)
                                            -------       ------    ------------  -----------  ------------  -----------
    Units outstanding at end of period...     504          644         2,241,569    2,796,650     1,673,653    2,085,370
                                            =======       ======    ============  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              The Universal               The Universal           The Universal
                                        Institutional Funds, Inc.   Institutional Funds, Inc.  Institutional Funds, Inc.
                                               Sub-Account                 Sub-Account             Sub-Account
                                       --------------------------  --------------------------  ------------------------
                                             Van Kampen UIF              Van Kampen UIF
                                              U.S. Mid Cap                  U.S. Real             Van Kampen UIF
                                                  Value                      Estate                   Value
                                       --------------------------  --------------------------  ------------------------
                                           2008          2007          2008          2007         2008         2007
                                       ------------  ------------  ------------  ------------   ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (698,025) $ (1,389,434) $    606,872  $   (395,737) $   2,992     $    503
Net realized gains (losses)...........   23,613,993    23,909,137    13,372,956    15,403,902     (1,945)      35,657
Change in unrealized gains
 (losses).............................  (64,554,584)  (13,719,771)  (27,749,353)  (26,369,714)   (74,650)     (45,909)
                                       ------------  ------------  ------------  ------------   ---------     --------
Increase (decrease) in net assets
 from operations......................  (41,638,616)    8,799,932   (13,769,525)  (11,361,549)   (73,603)      (9,749)
                                       ------------  ------------  ------------  ------------   ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      108,137       292,438        67,909       126,004         --           --
Benefit payments......................   (1,614,256)   (2,296,562)     (740,885)   (1,140,748)   (24,376)     (17,796)
Payments on termination...............  (15,632,639)  (24,544,311)   (7,395,946)  (14,073,573)   (57,624)     (45,949)
Contract maintenance charge...........      (76,780)      (94,569)      (12,443)      (16,583)       (99)        (120)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (7,130,375)   (6,649,644)   (4,170,629)   (6,437,317)   (11,169)     (15,951)
Adjustment to net assets allocated
 to contract in payout period.........           --            --            --            --         --           --
                                       ------------  ------------  ------------  ------------   ---------     --------
Increase (decrease) in net assets
 from contract transactions...........  (24,345,913)  (33,292,648)  (12,251,994)  (21,542,217)   (93,268)     (79,816)
                                       ------------  ------------  ------------  ------------   ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (65,984,529)  (24,492,716)  (26,021,519)  (32,903,766)  (166,871)     (89,565)
NET ASSETS AT BEGINNING
 OF PERIOD............................  116,996,415   141,489,131    46,609,395    79,513,161    252,445      342,010
                                       ------------  ------------  ------------  ------------   ---------     --------
NET ASSETS AT END OF
 PERIOD............................... $ 51,011,886  $116,996,415  $ 20,587,876  $ 46,609,395  $  85,574     $252,445
                                       ============  ============  ============  ============   =========     ========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    7,725,721     9,904,008     1,726,345     2,396,508     17,265       22,196
       Units issued...................      369,799       844,636       101,367       217,708        235        1,682
       Units redeemed.................   (2,265,068)   (3,022,923)     (576,321)     (887,871)    (8,394)      (6,613)
                                       ------------  ------------  ------------  ------------   ---------     --------
    Units outstanding at end of
     period...........................    5,830,452     7,725,721     1,251,391     1,726,345      9,106       17,265
                                       ============  ============  ============  ============   =========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    The Universal Institutional The Universal Institutional The Universal Institutional
                                     Funds, Inc. (Class II)       Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                           Sub-Account                 Sub-Account                 Sub-Account
                                    --------------------------  -------------------------   -------------------------
                                         Van Kampen UIF               Van Kampen UIF              Van Kampen UIF
                                            Emerging                     Emerging                   Equity and
                                     Markets Debt (Class II)    Markets Equity (Class II)       Income (Class II)
                                    --------------------------  -------------------------   -------------------------
                                        2008          2007          2008           2007         2008           2007
                                    -----------   -----------   ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $ 1,374,430   $ 1,648,176   $   (442,670)  $  (482,862) $    507,706   $   131,775
Net realized gains (losses)........     (55,857)      964,183      8,535,830     7,942,219       889,973     4,199,402
Change in unrealized gains
 (losses)..........................  (5,565,198)   (1,242,001)   (27,939,017)    4,838,731   (18,767,451)   (2,806,181)
                                    -----------   -----------   ------------   -----------  ------------   -----------
Increase (decrease) in net assets
 from operations...................  (4,246,625)    1,370,358    (19,845,857)   12,298,088   (17,369,772)    1,524,996
                                    -----------   -----------   ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................     210,877     1,148,845         25,704       154,221       384,086     3,293,524
Benefit payments...................    (186,771)     (271,346)      (202,464)     (495,274)   (1,622,106)   (1,700,401)
Payments on termination............  (3,391,622)   (2,918,636)    (6,091,790)   (3,350,307)   (9,435,717)   (6,521,807)
Contract maintenance charge........    (109,214)     (109,152)      (125,593)     (149,797)     (206,201)     (202,440)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (2,120,539)     (133,539)    (3,153,369)   (1,722,916)   (5,536,936)    1,563,592
Adjustment to net assets
 allocated to contract in payout
 period............................          --            --             --            --            --            --
                                    -----------   -----------   ------------   -----------  ------------   -----------
Increase (decrease) in net assets
 from contract transactions........  (5,597,269)   (2,283,828)    (9,547,512)   (5,564,073)  (16,416,874)   (3,567,532)
                                    -----------   -----------   ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (9,843,894)     (913,470)   (29,393,369)    6,734,015   (33,786,646)   (2,042,536)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  28,785,587    29,699,057     41,679,273    34,945,258    81,720,778    83,763,314
                                    -----------   -----------   ------------   -----------  ------------   -----------
NET ASSETS AT END OF
 PERIOD............................ $18,941,693   $28,785,587   $ 12,285,904   $41,679,273  $ 47,934,132   $81,720,778
                                    ===========   ===========   ============   ===========  ============   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,611,492     1,754,748        945,069     1,095,016     5,858,010     6,060,607
       Units issued................     153,771       279,929         64,436       122,643       645,822     1,372,871
       Units redeemed..............    (501,181)     (423,185)      (355,236)     (272,590)   (1,947,789)   (1,575,468)
                                    -----------   -----------   ------------   -----------  ------------   -----------
    Units outstanding at end of
     period........................   1,264,082     1,611,492        654,269       945,069     4,556,043     5,858,010
                                    ===========   ===========   ============   ===========  ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        The Universal Institutional    The Universal Institutional The Universal Institutional
                                          Funds, Inc. (Class II)         Funds, Inc. (Class II)     Funds, Inc. (Class II)
                                               Sub-Account                     Sub-Account               Sub-Account
                                        -----------------------------  --------------------------  --------------------------
                                                                             Van Kampen UIF             Van Kampen UIF
                                              Van Kampen UIF                     Global                  Int'l Growth
                                        Capital Growth (Class II) (af)    Franchise (Class II)        Equity (Class II)
                                        -----------------------------  --------------------------  --------------------------
                                            2008            2007           2008          2007          2008          2007
                                         ------------    -----------   ------------  ------------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (219,661)   $  (305,321)   $     68,425  $ (2,028,160) $   (71,686)   $  (72,211)
Net realized gains (losses)............      407,488      1,419,511       4,898,031    14,667,921      (65,365)      241,110
Change in unrealized gains
 (losses)..............................   (8,507,557)     2,222,472     (37,643,881)   (3,583,434)  (2,475,294)      344,536
                                         ------------    -----------   ------------  ------------   -----------   ----------
Increase (decrease) in net assets from
 operations............................   (8,319,730)     3,336,662     (32,677,425)    9,056,327   (2,612,345)      513,435
                                         ------------    -----------   ------------  ------------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................       19,611        145,375         363,891     6,840,725       54,420       159,388
Benefit payments.......................     (961,364)      (323,329)     (1,224,761)   (1,534,229)     (40,021)      (41,399)
Payments on termination................     (982,266)    (1,818,628)    (11,057,698)  (10,034,933)    (426,249)     (257,608)
Contract maintenance charge............      (35,805)       (41,702)       (377,184)     (395,157)     (21,536)      (22,933)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (972,853)    (1,402,915)     (7,026,071)    1,290,073      895,829     1,096,018
Adjustment to net assets allocated to
 contract in payout period.............           --             --              --            --           --            --
                                         ------------    -----------   ------------  ------------   -----------   ----------
Increase (decrease) in net assets from
 contract transactions.................   (2,932,677)    (3,441,199)    (19,321,823)   (3,833,521)     462,443       933,466
                                         ------------    -----------   ------------  ------------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (11,252,407)      (104,537)    (51,999,248)    5,222,806   (2,149,902)    1,446,901
NET ASSETS AT BEGINNING
 OF PERIOD.............................   18,704,531     18,809,068     119,171,274   113,948,468    5,211,827     3,764,926
                                         ------------    -----------   ------------  ------------   -----------   ----------
NET ASSETS AT END OF
 PERIOD................................ $  7,452,124    $18,704,531    $ 67,172,026  $119,171,274  $ 3,061,925    $5,211,827
                                         ============    ===========   ============  ============   ===========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    1,145,736      1,384,951       6,729,214     6,893,393      432,590       350,835
       Units issued....................      142,882        154,318         612,502     1,374,811      228,618       216,934
       Units redeemed..................     (367,170)      (393,533)     (1,901,301)   (1,538,990)    (158,950)     (135,179)
                                         ------------    -----------   ------------  ------------   -----------   ----------
    Units outstanding at end of
     period............................      921,448      1,145,736       5,440,415     6,729,214      502,258       432,590
                                         ============    ===========   ============  ============   ===========   ==========

--------
(af)Previously known as Van Kampen UIF Equity Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    The Universal Institutional The Universal Institutional The Universal Institutional
                                      Funds, Inc. (Class II)      Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                           Sub-Account                 Sub-Account                 Sub-Account
                                    -------------------------   -------------------------   -------------------------
                                                                      Van Kampen UIF              Van Kampen UIF
                                          Van Kampen UIF              Small Company                U.S. Mid Cap
                                    Mid Cap Growth (Class II)       Growth (Class II)            Value (Class II)
                                    -------------------------   -------------------------   -------------------------
                                        2008           2007         2008           2007         2008           2007
                                    ------------   -----------  ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (447,632)  $  (982,088) $   (286,107)  $  (443,467) $   (555,740)  $  (934,962)
Net realized gains (losses)........   10,722,001     5,322,413     1,148,490     3,668,044    15,734,906    11,429,363
Change in unrealized gains
 (losses)..........................  (36,884,476)    6,223,096    (9,586,835)   (2,755,794)  (45,707,511)   (5,498,773)
                                    ------------   -----------  ------------   -----------  ------------   -----------
Increase (decrease) in net assets
 from operations...................  (26,610,107)   10,563,421    (8,724,452)      468,783   (30,528,345)    4,995,628
                                    ------------   -----------  ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      281,192     7,477,773        44,758       301,151       251,709     4,594,124
Benefit payments...................     (606,140)   (1,934,658)     (288,681)     (330,458)   (1,145,180)   (1,227,063)
Payments on termination............   (7,918,613)   (4,476,608)   (1,508,482)   (4,218,947)   (6,986,003)   (8,441,754)
Contract maintenance charge........     (216,008)     (206,890)      (67,225)      (89,111)     (263,742)     (296,034)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................      106,184     1,756,905    (1,018,101)     (538,557)     (386,941)   (1,110,279)
Adjustment to net assets
 allocated to contract in
 payout period.....................           --            --            --            --            --            --
                                    ------------   -----------  ------------   -----------  ------------   -----------
Increase (decrease) in net assets
 from contract transactions........   (8,353,385)    2,616,522    (2,837,731)   (4,875,922)   (8,530,157)   (6,481,006)
                                    ------------   -----------  ------------   -----------  ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (34,963,492)   13,179,943   (11,562,183)   (4,407,139)  (39,058,502)   (1,485,378)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   62,806,775    49,626,832    23,183,819    27,590,958    79,805,730    81,291,108
                                    ------------   -----------  ------------   -----------  ------------   -----------
NET ASSETS AT END OF
 PERIOD............................ $ 27,843,283   $62,806,775  $ 11,621,636   $23,183,819  $ 40,747,228   $79,805,730
                                    ============   ===========  ============   ===========  ============   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    3,587,382     3,034,858     1,182,095     1,424,812     4,183,056     4,424,664
       Units issued................    1,079,923     1,530,141        99,059       140,505       667,512       712,527
       Units redeemed..............   (1,497,389)     (977,617)     (269,999)     (383,222)   (1,126,722)     (954,135)
                                    ------------   -----------  ------------   -----------  ------------   -----------
    Units outstanding at end of
     period........................    3,169,916     3,587,382     1,011,155     1,182,095     3,723,846     4,183,056
                                    ============   ===========  ============   ===========  ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    The Universal Institutional       Van Kampen Life             Van Kampen Life
                                      Funds, Inc. (Class II)         Investment Trust            Investment Trust
                                            Sub-Account                 Sub-Account                 Sub-Account
                                    --------------------------  --------------------------  --------------------------
                                          Van Kampen UIF
                                             U.S. Real
                                         Estate (Class II)        LIT Capital Growth (ag)          LIT Comstock
                                    --------------------------  --------------------------  --------------------------
                                        2008          2007          2008          2007          2008          2007
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    798,200  $   (783,977) $   (330,647) $   (727,730) $    717,825  $    414,870
Net realized gains (losses)........   22,622,835    16,282,424    (1,837,373)   (1,287,249)    1,940,202     7,720,219
Change in unrealized gains
 (losses)..........................  (51,361,578)  (36,024,311)  (17,725,762)    8,916,296   (27,195,100)  (10,315,466)
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations...................  (27,940,543)  (20,525,864)  (19,893,782)    6,901,317   (24,537,073)   (2,180,377)
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      272,405     6,592,025       268,457        75,777        51,191       123,133
Benefit payments...................   (1,208,293)   (2,093,109)     (856,061)     (999,534)   (1,484,499)   (2,813,838)
Payments on termination............   (8,209,237)  (11,071,384)   (4,587,830)   (9,444,089)   (8,901,669)  (21,194,264)
Contract maintenance charge........     (310,116)     (379,738)      (28,621)      (33,605)      (29,015)      (36,814)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (3,536,483)   (2,695,103)   (1,504,129)   (2,835,365)   (5,643,692)   (1,411,016)
Adjustment to net assets allocated
 to contract in payout period......           --            --            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (12,991,724)   (9,647,309)   (6,708,184)  (13,236,816)  (16,007,684)  (25,332,799)
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (40,932,267)  (30,173,173)  (26,601,966)   (6,335,499)  (40,544,757)  (27,513,176)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   88,471,741   118,644,914    45,412,223    51,747,722    78,669,661   106,182,837
                                    ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 47,539,474  $ 88,471,741  $ 18,810,257  $ 45,412,223  $ 38,124,904  $ 78,669,661
                                    ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    3,775,593     4,137,435     4,616,891     6,026,902     5,663,574     7,390,761
       Units issued................      781,237       836,414       304,861       349,795       262,657       753,760
       Units redeemed..............   (1,240,147)   (1,198,256)   (1,045,798)   (1,759,806)   (1,595,658)   (2,480,947)
                                    ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period........................    3,316,683     3,775,593     3,875,954     4,616,891     4,330,573     5,663,574
                                    ============  ============  ============  ============  ============  ============

--------
(ag)Previously known as Strat Growth I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                 Van Kampen
                                            Van Kampen Life         Van Kampen Life            Life Investment
                                           Investment Trust         Investment Trust          Trust (Class II)
                                              Sub-Account             Sub-Account                Sub-Account
                                        ----------------------  -----------------------  --------------------------
                                                                       LIT Money                 LIT Capital
                                            LIT Government               Market            Growth (Class II) (ah)
                                        ----------------------  -----------------------  --------------------------
                                           2008        2007         2008        2007         2008          2007
                                        ----------  ----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   42,175  $   53,943  $    22,958  $  106,086  $   (692,142) $ (1,133,388)
Net realized gains (losses)............    (10,048)        (57)          --          --       969,923     3,375,326
Change in unrealized gains
 (losses)..............................    (33,141)     32,771           --          --   (27,932,825)    6,663,483
                                        ----------  ----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................     (1,014)     86,657       22,958     106,086   (27,655,044)    8,905,421
                                        ----------  ----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      4,490       4,710       32,583      12,787       149,184       365,251
Benefit payments.......................         --     (29,223)     (56,836)   (231,283)     (543,110)   (1,392,501)
Payments on termination................   (207,185)   (334,413)  (1,664,249)   (605,629)   (6,723,619)   (7,196,736)
Contract maintenance charge............       (786)       (709)      (7,801)     (8,427)     (117,540)     (138,685)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...................................    (28,667)     52,421    1,978,427   1,175,419    (2,461,863)   (2,627,300)
Adjustment to net assets allocated to
 contract in payout period.............         --          --           --          --            --            --
                                        ----------  ----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................   (232,148)   (307,214)     282,124     342,867    (9,696,948)  (10,989,971)
                                        ----------  ----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................   (233,162)   (220,557)     305,082     448,953   (37,351,992)   (2,084,550)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,405,357   1,625,914    3,379,939   2,930,986    63,457,444    65,541,994
                                        ----------  ----------  -----------  ----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $1,172,195  $1,405,357  $ 3,685,021  $3,379,939  $ 26,105,452  $ 63,457,444
                                        ==========  ==========  ===========  ==========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    116,043     142,200      294,148     263,118     5,416,063     6,471,800
       Units issued....................     18,809      12,430      284,643     194,772       513,990       691,575
       Units redeemed..................    (38,493)    (38,587)    (259,895)   (163,742)   (1,513,846)   (1,747,312)
                                        ----------  ----------  -----------  ----------  ------------  ------------
    Units outstanding at end of
     period............................     96,359     116,043      318,896     294,148     4,416,207     5,416,063
                                        ==========  ==========  ===========  ==========  ============  ============

--------
(ah)Previously known as Strat Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Van Kampen                  Van Kampen                  Van Kampen
                                             Life Investment              Life Investment            Life Investment
                                             Trust (Class II)            Trust (Class II)            Trust (Class II)
                                               Sub-Account                  Sub-Account                Sub-Account
                                       ---------------------------  --------------------------  -------------------------
                                                                       LIT Growth and Income        LIT Mid Cap Growth
                                         LIT Comstock (Class II)            (Class II)               (Class II) (ai)
                                       ---------------------------  --------------------------  -------------------------
                                            2008          2007          2008          2007          2008          2007
                                       -------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   1,531,658  $   (296,555) $    318,418  $   (457,105) $   (259,356) $  (379,558)
Net realized gains (losses)...........     7,009,730    20,405,392     3,115,976    11,791,956     5,425,218    2,507,709
Change in unrealized gains
 (losses).............................  (104,699,949)  (31,519,323)  (50,606,944)   (9,370,433)  (14,096,010)   1,116,496
                                       -------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations......................   (96,158,561)  (11,410,486)  (47,172,550)    1,964,418    (8,930,148)   3,244,647
                                       -------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       600,481     4,338,690       448,881     2,765,323        75,220       35,592
Benefit payments......................    (3,911,096)   (5,282,318)   (2,639,827)   (2,845,552)      (56,023)    (326,222)
Payments on termination...............   (33,375,062)  (38,250,021)  (15,257,592)  (15,998,701)   (2,751,310)  (2,543,320)
Contract maintenance charge...........      (658,891)     (799,401)     (491,515)     (571,878)      (47,227)     (58,780)
Transfers among the sub-accounts
 and with the Fixed Account--
 net..................................   (15,139,508)   (7,477,046)   (7,226,819)      (39,087)     (122,616)  (1,249,301)
Adjustment to net assets allocated to
 contract in payout period............            --            --            --            --            --           --
                                       -------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........   (52,484,076)  (47,470,096)  (25,166,872)  (16,689,895)   (2,901,956)  (4,142,031)
                                       -------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (148,642,637)  (58,880,582)  (72,339,422)  (14,725,477)  (11,832,104)    (897,384)
NET ASSETS AT BEGINNING
 OF PERIOD............................   297,888,327   356,768,909   157,176,108   171,901,585    21,082,302   21,979,686
                                       -------------  ------------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 149,245,690  $297,888,327  $ 84,836,686  $157,176,108  $  9,250,198  $21,082,302
                                       =============  ============  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    20,552,912    23,655,937     8,749,257     9,671,613     1,352,937    1,637,880
       Units issued...................     1,382,696     2,142,832       678,700     1,162,896       177,557      148,507
       Units redeemed.................    (5,601,436)   (5,245,857)   (2,349,469)   (2,085,252)     (397,997)    (433,450)
                                       -------------  ------------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period...........................    16,334,172    20,552,912     7,078,488     8,749,257     1,132,497    1,352,937
                                       =============  ============  ============  ============  ============  ===========

--------
(ai)Previously known as LIT Aggressive Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                         Van Kampen
                                                                       Life Investment
                                                                      Trust (Class II)
                                                                         Sub-Account
                                                                  ------------------------
                                                                          LIT Money
                                                                      Market (Class II)
                                                                  ------------------------
                                                                      2008         2007
                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $    57,700  $   968,605
Net realized gains (losses)......................................          --           --
Change in unrealized gains (losses)..............................          --           --
                                                                  -----------  -----------
Increase (decrease) in net assets from operations................      57,700      968,605
                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits.........................................................     495,967    3,223,416
Benefit payments.................................................  (1,533,306)  (1,918,600)
Payments on termination..........................................  (7,804,928)  (5,824,947)
Contract maintenance charge......................................    (156,284)    (115,979)
Transfers among the sub-accounts and with the Fixed Account--net.  11,383,305    5,413,849
Adjustment to net assets allocated to contract in payout period..          --           --
                                                                  -----------  -----------
Increase (decrease) in net assets from contract transactions.....   2,384,754      777,739
                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS................................   2,442,454    1,746,344
NET ASSETS AT BEGINNING OF PERIOD................................  32,788,435   31,042,091
                                                                  -----------  -----------
NET ASSETS AT END OF PERIOD...................................... $35,230,889  $32,788,435
                                                                  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................   3,117,995    3,034,832
       Units issued..............................................   2,857,851    2,610,478
       Units redeemed............................................  (2,627,985)  (2,527,315)
                                                                  -----------  -----------
    Units outstanding at end of period...........................   3,347,861    3,117,995
                                                                  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  Organization

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the
Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    . AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) (C)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ II Variable Annuity (C)
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred) (C)
    .  Allstate Personal Retirement Manager (C)
    .  Allstate Provider Variable Annuity (C)
    .  Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
       (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share) (C)
    .  Morgan Stanley Variable Annuity (C)
    .  Morgan Stanley Variable Annuity II (C)
    .  Morgan Stanley Variable Annuity II Asset Manager (C)
    .  Morgan Stanley Variable Annuity 3 (C)
    .  Morgan Stanley Variable Annuity 3 Asset Manager (C)
    .  Preferred Client Variable Annuity (C)
    .  Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex)
       (C)
    .  Scudder Horizon Advantage Variable Annuity (C)
    .  Select Directions Variable Annuity (C)
    .  STI Classic Variable Annuity (C)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

Advanced Series Trust                                  Advanced Series Trust (continued)
(For the period beginning July 30, 2007 and ended          AST Investment Grade Bond (For the period
  December 31, 2008):                                         beginning January 28, 2008 and ended
    AST Academic Strategies Asset Allocation                  December 31, 2008)
       (Previously known as AST Balanced Asset             AST JPMorgan International Equity
       Allocation Portfolio)                               AST Large-Cap Value
    AST Advanced Strategies                                AST Lord Abbett Bond Debenture
    AST Aggressive Asset Allocation                        AST Marsico Capital Growth
    AST AllianceBernstein Core Value                       AST MFS Global Equity
    AST AllianceBernstein Growth & Income                  AST MFS Growth
    AST American Century Income & Growth                   AST Mid-Cap Value
    AST Balanced Asset Allocation (Previously known        AST Money Market
       Previously known as AST Conservative Asset          AST Neuberger Berman/LSV Mid-Cap Value
       Allocation Portfolio)                                  (Previously known as AST Neuberger
    AST Bond Portfolio 2018 (For the period                   Berman Mid-Cap Value)
       beginning January 28, 2008 and ended                AST Neuberger Berman Mid-Cap Growth
       December 31, 2008)                                  AST Neuberger Berman Small-Cap Growth
    AST Bond Portfolio 2019 (For the period                AST Niemann Capital Growth Asset Allocation
       beginning January 28, 2008 and ended                AST Parametric Emerging Markets Equity
       December 31, 2008)                                     (Previously known as AST Neuberger
    AST Capital Growth Asset Allocation                       Berman Mid-Cap Value Portfolio)
    AST CLS Growth Asset Allocation                        AST PIMCO Limited Maturity Bond
    AST CLS Moderate Asset Allocation                      AST PIMCO Total Return Bond
    AST Cohen & Steers Realty                              AST Preservation Asset Allocation
    AST DeAm Large-Cap Value                               AST QMA US Equity Alpha (Previously known
    AST DeAm Small-Cap Value (For the period                  as AST AllianceBernstein Managed Index
       beginning January 1, 2008 and ended                    500 Portfolio)
       July 18, 2008)                                      AST Schroders Multi-Asset World Strategies
    AST Federated Aggressive Growth                           (Previously known as AST American
    AST First Trust Balanced Target                           Century Strategic Allocation Portfolio)
    AST First Trust Capital Appreciation Target            AST Small-Cap Growth
    AST Focus Four Plus Portfolio (For the period          AST Small-Cap Value
       beginning July 21, 2008 and ended                   AST T. Rowe Price Asset Allocation
       December 31, 2008)                                  AST T. Rowe Price Global Bond
    AST Global Real Estate (For the period beginning       AST T. Rowe Price Large-Cap Growth
       July 21, 2008 and ended December 31, 2008)          AST T. Rowe Price Natural Resources
    AST Goldman Sachs Concentrated Growth                  AST UBS Dynamic Alpha
    AST Goldman Sachs Mid-Cap Growth                       AST Western Assets Core Plus Bond (For period
    AST Goldman Sachs Small-Cap Value                         beginning November 19, 2007, and ended
    AST High Yield                                            December 31, 2008)*
    AST Horizon Growth Asset Allocation
    AST Horizon Moderate Asset Allocation              AIM Variable Insurance Funds
    AST International Growth                               AIM V. I. Basic Balanced
    AST International Value                                AIM V. I. Basic Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AIM Variable Insurance Funds (continued)               American Century Variable Portfolios, Inc.
    AIM V. I. Capital Appreciation                         American Century VP Balanced
    AIM V. I. Capital Development                          American Century VP International
    AIM V. I. Core Equity
    AIM V. I. Diversified Income                       Dreyfus Socially Responsible Growth Fund, Inc.
    AIM V. I. Government Securities                        Dreyfus Socially Responsible Growth Fund
    AIM V. I. High Yield
    AIM V. I. International Growth                     Dreyfus Stock Index Fund
    AIM V. I. Large Cap Growth                             Dreyfus Stock Index Fund
    AIM V. I. Mid Cap Core Equity
    AIM V. I. Money Market                             Dreyfus Variable Investment Fund
    AIM V. I. Technology                                   VIF Growth & Income
    AIM V. I. Utilities                                    VIF Money Market
                                                           VIF Small Company Stock (Closed on
AIM Variable Insurance Funds Series II                        April 30, 2007)
    AIM V. I. Basic Balanced II
    AIM V. I. Basic Value II                           DWS Variable Series I
    AIM V. I. Capital Appreciation II                      DWS Bond VIP A
    AIM V. I. Capital Development II                       DWS Capital Growth VIP A
    AIM V. I. Core Equity II                               DWS Global Opportunities VIP A
    AIM V. I. Diversified Income II                        DWS Growth and Income VIP A
    AIM V. I. Government Securities II                     DWS International VIP A
    AIM V. I. High Yield II
    AIM V. I. International Growth II                  DWS Variable Series II
    AIM V. I. Large Cap Growth II                          DWS Balanced VIP A II
    AIM V. I. Mid Cap Core Equity II                       DWS Money Market VIP A II
    AIM V. I. Money Market II                              DWS Small Cap Growth VIP A II
    AIM V. I. Technology II
    AIM V. I. Utilities II                             Federated Insurance Series
                                                           Federated Prime Money Fund II
AllianceBernstein Variable Product Series Fund
    AllianceBernstein VPS Growth (Previously known     Fidelity Variable Insurance Products Fund
       as AllianceBernstein Growth)                        VIP Contrafund
    AllianceBernstein VPS Growth & Income                  VIP Equity-Income
       (Previously known as AllianceBernstein              VIP Growth
       Growth & Income)                                    VIP High Income
    AllianceBernstein VPS International Value              VIP Index 500
       (Previously known as AllianceBernstein              VIP Investment Grade Bond
       International Value)                                VIP Overseas
    AllianceBernstein VPS Large Cap Growth
       (Previously known as AllianceBernstein Large    Fidelity Variable Insurance Products Fund
       Cap Growth)                                     (Service Class 2)
    AllianceBernstein VPS Small/Mid Cap Value              VIP Asset Manager Growth (Service Class 2)
       (Previously known as AllianceBernstein              VIP Contrafund (Service Class 2)
       Small/Mid Cap Value)                                VIP Equity-Income (Service Class 2)
    AllianceBernstein VPS Utility Income (Previously       VIP Freedom 2010 Portfolio (Service Class 2)
       known as AllianceBernstein Utility Income)          VIP Freedom 2020 Portfolio (Service Class 2)
    AllianceBernstein VPS Value (Previously known          VIP Freedom 2030 Portfolio (Service Class 2)
       as AllianceBernstein Value)                         VIP Freedom Income Portfolio (Service Class 2)
                                                           VIP Growth & Income (Service Class 2)
                                                           VIP Growth (Service Class 2)
                                                           VIP Growth Stock Portfolio (Service Class 2)
                                                              (Previously known as VIP Freedom Growth
                                                              Stock Portfolio (Service Class 2))

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund                 Legg Mason Variable Income Trust
(Service Class 2) (continued)                                 Legg Mason Variable All Cap Portfolio I (On
    VIP High Income (Service Class 2)                            April 27, 2007, merged into Legg Mason
    VIP Index 500 (Service Class 2)                              Variable Fundamental Value Portfolio)
    VIP Investment Grade Bond (Service Class 2)               Legg Mason Variable Fundamental
    VIP MidCap (Service Class 2)                                 Value Portfolio
    VIP Money Market (Service Class 2)
    VIP Overseas (Service Class 2)                        Legg Mason Partners Variable Portfolios I, Inc
                                                              Legg Mason Variable Investors Portfolio I
Franklin Templeton Variable Insurance
Products Trust                                            Lord Abbett Series Fund
    Franklin Flex Cap Growth Securities                       All Value
    Franklin Growth and Income Securities                     Bond-Debenture
    Franklin High Income Securities                           Growth and Income
    Franklin Income Securities                                Growth Opportunities
    Franklin Large Cap Growth Securities                      Mid-Cap Value
    Franklin Small Cap Value Securities
    Franklin Small-Mid Cap Growth Securities              MFS Variable Insurance Trust
    Franklin U.S. Government                                  MFS Growth (Previously known as MFS
    Mutual Discovery Securities                                  Emerging Growth)
    Mutual Shares Securities                                  MFS High Income
    Templeton Developing Markets Securities                   MFS Investors Trust
    Templeton Foreign Securities                              MFS New Discovery
    Templeton Global Income Securities                        MFS Research
    Templeton Growth Securities                               MFS Research Bond
    Franklin Templeton VIP Founding Funds                     MFS Utilities
       Allocation (For the period beginning May 1,
       2008 and ended December 31, 2008)                  MFS Variable Insurance Trust (Service Class)
                                                              MFS Growth (Service Class) (Previously known
Goldman Sachs Variable Insurance Trust                           as MFS Emerging Growth (Service Class))
    VIT Capital Growth                                        MFS Investors Trust (Service Class)
    VIT Growth and Income                                     MFS New Discovery (Service Class)
    VIT Mid Cap Value                                         MFS Research (Service Class)
    VIT Strategic International Equity (Previously            MFS Utilities (Service Class)
       known as VIT International Equity)
    VIT Structured Small Cap Equity                       Morgan Stanley Variable Investment Series
    VIT Structured U. S. Equity                               Aggressive Equity
                                                              Dividend Growth
Janus Aspen Series                                            Capital Opportunities (Previously known
    Forty Portfolio                                              as Equity)
                                                              European Equity (Previously known as
Janus Aspen Series (Service Shares)                              European Growth)
    Foreign Stock (Service Shares) (On April 30, 2008         Global Advantage
       Foreign Stock (Service Shares) merged into             Global Dividend Growth
       International Growth (Service Shares))                 High Yield
    International Growth (Service Shares) (On April 30,       Income Builder
       2008 Foreign Stock (Service Shares) merged             Income Plus (Previously known as Quality
       into International Growth (Service Shares))               Income Plus)
                                                              Limited Duration
Lazard Retirement Series, Inc.                                Money Market
    Emerging Markets Equity                                   S&P 500 Index

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Morgan Stanley Variable Investment Series                Oppenheimer Variable Account Funds
(continued)                                              (Service Shares ("SS")) (continued)
    Strategist                                               Oppenheimer MidCap Fund (SS)
    Utilities                                                Oppenheimer Strategic Bond (SS)

Morgan Stanley Variable Investment Series                Profunds VP
(Class Y Shares)                                             ProFund VP Consumer Services*
    Aggressive Equity (Class Y Shares)                       ProFund VP Consumer Goods Portfolio*
    Dividend Growth (Class Y Shares)                         ProFund VP Financials*
    Capital Opportunities (Class Y Shares) (Previously       ProFund VP Health Care*
       known as Equity (Class Y Shares))                     ProFund VP Industrials*
    European Equity (Class Y Shares) (Previously             ProFund VP Mid-Cap Growth*
       known as European Growth (Class Y Shares))            ProFund VP Mid-Cap Value*
    Global Advantage (Class Y Shares)                        ProFund VP Real Estate*
    Global Dividend Growth (Class Y Shares)                  ProFund VP Small-Cap Growth*
    High Yield (Class Y Shares)                              ProFund VP Small-Cap Value*
    Income Builder (Class Y Shares)                          ProFund VP Telecommunications*
    Income Plus (Class Y Shares) (Previously known           ProFund VP Utilities*
       as Quality Income Plus (Class Y Shares))              ProFund VP Large-Cap Growth*
    Limited Duration (Class Y Shares)                        ProFund VP Large-Cap Value*
    Money Market (Class Y Shares)
    S&P 500 Index (Class Y Shares)                       PIMCO Variable Insurance Trust
    Strategist (Class Y Shares)                              Foreign Bond (US Dollar Hedged) (Previously
    Utilities (Class Y Shares)                                  known as Foreign Bond)
                                                             Money Market
Neuberger & Berman Advisors Management Trust                 PIMCO Total Return
    AMT Mid-Cap Growth*                                      PIMCO VIT Commodity Real Return Strategy
    AMT Partners                                             PIMCO VIT Emerging Markets Bond
                                                                (Advisor Shares)
Oppenheimer Variable Account Funds                           PIMCO VIT RealReturn (Advisor Shares)
    Oppenheimer Balanced                                     PIMCO VIT Total Return (Advisor Shares)
    Oppenheimer Capital Appreciation
    Oppenheimer Core Bond                                Premier Variable Insurance Trust
    Oppenheimer Global Securities                            OpCap Balanced
    Oppenheimer High Income                                  NACM Small Cap (Previously known as OpCap
    Oppenheimer Main Street                                     Small Cal)
    Oppenheimer Main Street Small Cap (Previously
       known as Oppenheimer Main Street Small            Putnam Variable Trust
       Cap Growth (SC))                                      VT American Government Income
    Oppenheimer MidCap Fund                                  VT Capital Appreciation
    Oppenheimer Strategic Bond                               VT Capital Opportunities
                                                             VT Discovery Growth
Oppenheimer Variable Account Funds                           VT Diversified Income
(Service Shares ("SS"))                                      VT Equity Income
    Oppenheimer Balanced (SS)                                VT The George Putnam Fund of Boston
    Oppenheimer Capital Appreciation (SS)                    VT Global Asset Allocation
    Oppenheimer Core Bond (SS)                               VT Global Equity
    Oppenheimer Global Securities (SS)                       VT Growth and Income
    Oppenheimer High Income (SS)                             VT Growth Opportunities
    Oppenheimer Main Street (SS)                             VT Health Sciences
    Oppenheimer Main Street Small Cap (SS)                   VT High Yield

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Putnam Variable Trust (continued)                    The Universal Institutional Funds, Inc. (continued)
    VT Income                                            Van Kampen UIF Core Plus Fixed Income
    VT International Equity                                 (Previously known as Van Kampen UIF
    VT International Growth and Income                      Fixed Income)
    VT International New Opportunities                   Van Kampen UIF Emerging Markets Equity
    VT Investors                                         Van Kampen UIF Global Value Equity
    VT Mid Cap Value                                     Van Kampen UIF High Yield
    VT Money Market                                      Van Kampen UIF International Magnum
    VT New Opportunities                                 Van Kampen UIF Mid Cap Growth
    VT New Value                                         Van Kampen UIF U.S. Mid Cap Value
    VT OTC & Emerging Growth                             Van Kampen UIF U.S. Real Estate
    VT Research                                          Van Kampen UIF Value
    VT Small Cap Value
    VT Utilities Growth and Income                   The Universal Institutional Funds, Inc. (Class II)
    VT Vista                                             Van Kampen UIF Capital Growth (Class II)
    VT Voyager                                              (Previously known as Van Kampen UIF
                                                            Equity Growth (Class II))
RidgeWorth Variable Trust                                Van Kampen UIF Emerging Markets Debt
    RidgeWorth Large Cap Core Equity (Previously            (Class II)
       known as STI Classic Large Cap Core Equity        Van Kampen UIF Emerging Markets Equity
       Fund)                                                (Class II)
    RidgeWorth Large Cap Growth Stock (Previously        Van Kampen UIF Equity and Income (Class II)
       known as STI Classic Large Cap Growth             Van Kampen UIF Global Franchise (Class II)
       Stock Fund)                                       Van Kampen UIF Int'l Growth Equity (Class II)
    RidgeWorth International Equity (On April 27,        Van Kampen UIF Mid Cap Growth (Class II)
       2007, merged into Federated Prime Money           Van Kampen UIF Small Company Growth
       Fund II)                                             (Class II)
    RidgeWorth Investment Grade Bond (Closed on          Van Kampen UIF U.S. Mid Cap Value (Class II)
       April 27, 2007)                                   Van Kampen UIF U.S. Real Estate (Class II)
    RidgeWorth Large Cap Value Equity (Previously
       known as STI Classic Large Cap Value Equity   Van Kampen Life Investment Trust
       Fund)                                             LIT Capital Growth (Previously known as LIT
    RidgeWorth Mid-Cap Core Equity Fund                     Strat Growth I)
       (Previously known as STI Classic Mid-Cap          LIT Comstock
       Core Equity Fund)                                 LIT Government
    RidgeWorth Small Cap Value Equity (Previously        LIT Money Market
       known as STI Classic Small Cap Value Equity
       Fund)                                         Van Kampen Life Investment Trust (Class II)
                                                         LIT Capital Growth (Class II) (Previously
Rydex Variable Trust                                        known as LIT Strat Growth II)
    Rydex VT Nasdaq 100 Strategy Fund (Previously        LIT Comstock (Class II)
       known as Rydex OTC)                               LIT Growth and Income (Class II)
                                                         LIT MidCap Growth (Class II)
The Universal Institutional Funds, Inc.                  LIT Money Market (Class II)
    Van Kampen UIF Capital Growth (Previously
       known as Van Kampen UIF Equity Growth)

--------
*  Fund was available, but had no assets at December 31, 2008

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  Summary of Significant Accounting Policies

   Investments--Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   Fair Value of Financial Assets--The Account adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"), as of January 1, 2008 for its financial assets that are measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. The adoption did not have an effect on the Account's determination of fair value.

   In determining fair value, the Account uses the market approach which utilizes market transaction data for the same or similar instruments. SFAS
No. 157 establishes a hierarchy for inputs used in determining fair value that maximize the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

   Financial assets recorded on the Statements of Net Assets at fair value as of December 31, 2008 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

   Level 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Level 2: Financial assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in non-active markets.

   Level 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

   Contracts in payout (annuitization) period--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the Account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid.

   Dividends--Dividends declared by the Funds are recognized on the ex-dividend date.

   Net Realized Gains and Losses--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   Federal Income Taxes--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2008 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Adopted Accounting Standard--In September 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosures about fair value measurements. SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. The Account adopted the provisions of SFAS No. 157 for financial assets and financial liabilities recognized or disclosed at fair value on a recurring or non-recurring basis as of January 1, 2008. In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"), which clarifies the application of SFAS 157 in a market that is not active. The Account adopted the provisions of FSP FAS 157-3 as of September 30, 2008. The adoption of SFAS No. 157 and FSP FAS 157-3 did not have an effect on the Account's financial statements.

3.  Expenses

   Mortality and Expense Risk Charge--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   Administrative Expense Charge--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   Contract Maintenance Charge--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   Withdrawal Charge--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments

   The cost of purchases of investments for the year ended December 31, 2008 were as follows:

                                                               Purchases
                                                              -----------
      Investments in the Advanced Series Trust Sub-Accounts:
         AST Academic Strategies Asset Allocation (a)........ $15,132,856
         AST Advanced Strategies.............................   3,678,377
         AST Aggressive Asset Allocation.....................     240,398
         AST AllianceBernstein Core Value....................      94,812
         AST AllianceBernstein Growth & Income...............      34,133
         AST American Century Income & Growth................      14,129
         AST Balanced Asset Allocation (b)...................  10,959,929
         AST Bond Portfolio 2018 (c).........................   1,783,553
         AST Bond Portfolio 2019 (c).........................     210,102
         AST Capital Growth Asset Allocation.................  11,994,860
         AST CLS Growth Asset Allocation.....................     550,526
         AST CLS Moderate Asset Allocation...................   1,331,324
         AST Cohen & Steers Realty...........................      54,011
         AST DeAm Large-Cap Value............................      27,536
         AST DeAm Small-Cap Value (d)........................       6,362
         AST Federated Aggressive Growth.....................      28,650
         AST First Trust Balanced Target.....................   7,051,078
         AST First Trust Capital Appreciation Target.........  24,635,230
         AST Focus Four Plus (e).............................      25,170
         AST Global Real Estate (e)..........................         417
         AST Goldman Sachs Concentrated Growth...............      93,639
         AST Goldman Sachs Mid-Cap Growth....................      84,579
         AST Goldman Sachs Small-Cap Value...................       2,799
         AST High Yield......................................      52,622
         AST Horizon Growth Asset Allocation.................     246,628
         AST Horizon Moderate Asset Allocation...............     694,851
         AST International Growth............................     109,285
         AST International Value.............................     182,517
         AST Investment Grade Bond (c).......................  21,778,920
         AST JPMorgan International Equity...................      83,355
         AST Large-Cap Value.................................      47,521
         AST Lord Abbett Bond-Debenture......................      50,008
         AST Marsico Capital Growth..........................      82,061
         AST MFS Global Equity...............................     151,216
         AST MFS Growth......................................      17,688
         AST Mid-Cap Value...................................      45,135
         AST Money Market....................................   1,476,939

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio
(b)Previously known as AST Conservative Asset Allocation Portfolio
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(d)For the period beginning January 1, 2008 and ended July 18, 2008
(e)For the period beginning July 21, 2008 and ended December 31, 2008

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                          Purchases
                                                                         -----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST Neuberger Berman/LSV Mid-Cap Value (f)........................... $    53,197
   AST Neuberger Berman Mid-Cap Growth Portfolio........................      45,375
   AST Neuberger Berman Small-Cap Growth Portfolio......................       9,450
   AST Niemann Capital Growth Asset Allocation..........................     261,436
   AST Parametric Emerging Markets Equity (e)...........................       6,717
   AST PIMCO Limited Maturity Bond......................................     211,291
   AST PIMCO Total Return Bond..........................................     199,967
   AST Preservation Asset Allocation....................................   7,960,170
   AST QMA US Equity Alpha (g)..........................................     154,887
   AST Schroders Multi-Asset World Strategies (h).......................     793,284
   AST Small-Cap Growth.................................................       8,358
   AST Small-Cap Value..................................................      42,076
   AST T. Rowe Price Asset Allocation...................................   9,776,234
   AST T. Rowe Price Global Bond........................................      97,597
   AST T. Rowe Price Large-Cap Growth...................................      71,258
   AST T. Rowe Price Natural Resources..................................     133,882
   AST UBS Dynamic Alpha................................................   6,046,945
   Franklin Templeton VIP Founding Funds Allocation (i).................   4,945,565

Investments in the AIM Variable Insurance Funds Sub-Accounts:
   AIM V. I. Basic Balanced.............................................   2,482,563
   AIM V. I. Basic Value................................................   3,325,966
   AIM V. I. Capital Appreciation.......................................   1,212,823
   AIM V. I. Capital Development........................................   2,285,390
   AIM V. I. Core Equity................................................   4,669,138
   AIM V. I. Diversified Income.........................................   2,342,543
   AIM V. I. Government Securities......................................   5,872,846
   AIM V. I. High Yield.................................................   1,090,125
   AIM V. I. International Growth.......................................   1,957,582
   AIM V. I. Large Cap Growth...........................................     672,907
   AIM V. I. Mid Cap Core Equity........................................   3,781,041
   AIM V. I. Money Market...............................................  17,652,905
   AIM V. I. Technology.................................................     174,293
   AIM V. I. Utilities..................................................   2,059,457

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Balanced II..........................................      63,314
   AIM V. I. Basic Value II.............................................   4,117,912
   AIM V. I. Capital Appreciation II....................................      50,730
   AIM V. I. Capital Development II.....................................      85,442

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(f)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio
(g)Previously known as AST AllianceBernstein Managed Index 500 Portfolio
(h)Previously known as AST American Century Strategic Allocation Portfolio
(i)For the period beginning May 1, 2008 and ended December 31, 2008

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                      Purchases
                                                                                     -----------
Investments in the AIM Variable Insurance Funds Series II Sub-Accounts (continued):
   AIM V. I. Core Equity II......................................................... $   151,966
   AIM V. I. Diversified Income II..................................................      75,491
   AIM V. I. Government Securities II...............................................   1,480,004
   AIM V. I. High Yield II..........................................................     163,348
   AIM V. I. International Growth II................................................      54,864
   AIM V. I. Large Cap Growth II....................................................      71,518
   AIM V. I. Mid Cap Core Equity II.................................................     807,109
   AIM V. I. Money Market II........................................................     223,190
   AIM V. I. Technology II..........................................................       2,628
   AIM V. I. Utilities II...........................................................     199,449

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.....................................................   1,223,376
   AllianceBernstein VPS Growth & Income............................................  25,718,605
   AllianceBernstein VPS International Value........................................   8,768,977
   AllianceBernstein VPS Large Cap Growth...........................................   2,086,779
   AllianceBernstein VPS Small/Mid Cap Value........................................   4,567,486
   AllianceBernstein VPS Utility Income.............................................   2,229,658
   AllianceBernstein VPS Value......................................................     499,366

Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced.....................................................       2,144

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.........................................       1,123

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.........................................................      43,237

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income..............................................................      26,119
   VIF Money Market.................................................................   3,004,936

Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A...................................................................      60,080
   DWS Capital Growth VIP A.........................................................     132,559
   DWS Global Opportunities VIP A...................................................     244,363
   DWS Growth and Income VIP A......................................................     140,122
   DWS International VIP A..........................................................     243,869

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP A II............................................................     159,983
   DWS Money Market VIP A II........................................................     186,811
   DWS Small Cap Growth VIP A II....................................................      71,384

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II....................................................   2,129,547

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund...................................................................     850,494
   VIP Equity-Income................................................................      58,500

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                               Purchases
                                                                                              -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts (continued):
   VIP Growth................................................................................ $   401,724
   VIP High Income...........................................................................     183,052
   VIP Index 500.............................................................................     367,516
   VIP Investment Grade Bond.................................................................     674,118
   VIP Overseas..............................................................................     667,849

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)................................................       1,016
   VIP Contrafund (Service Class 2)..........................................................  20,433,570
   VIP Equity-Income (Service Class 2).......................................................      87,884
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................   8,214,624
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................   4,536,397
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................   1,654,749
   VIP Freedom Income Portfolio (Service Class 2)............................................   2,687,008
   VIP Growth & Income (Service Class 2).....................................................   3,516,318
   VIP Growth (Service Class 2)..............................................................     292,475
   VIP Growth Stock (Service Class 2)........................................................     921,320
   VIP High Income (Service Class 2).........................................................   1,828,003
   VIP Index 500 (Service Class 2)...........................................................   2,147,222
   VIP Investment Grade Bond (Service Class 2)...............................................         718
   VIP Mid Cap (Service Class 2).............................................................   7,891,995
   VIP Money Market (Service Class 2)........................................................  30,289,614
   VIP Overseas (Service Class 2)............................................................     136,027

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.......................................................   1,057,567
   Franklin Growth and Income Securities.....................................................  10,206,323
   Franklin High Income Securities...........................................................   2,114,877
   Franklin Income Securities................................................................  39,910,351
   Franklin Large Cap Growth Securities......................................................   9,166,397
   Franklin Small Cap Value Securities.......................................................   8,125,653
   Franklin Small Mid-Cap Growth Securities..................................................     526,367
   Franklin U.S. Government..................................................................  33,117,845
   Mutual Discovery Securities...............................................................   8,605,771
   Mutual Shares Securities..................................................................  19,884,920
   Templeton Developing Markets Securities...................................................  14,277,724
   Templeton Foreign Securities..............................................................  34,402,349
   Templeton Global Income Securities........................................................     888,754
   Templeton Growth Securities...............................................................     225,395

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Capital Growth........................................................................          19
   VIT Growth and Income.....................................................................     781,984
   VIT Mid Cap Value.........................................................................     134,155
   VIT Strategic International Equity........................................................         276

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                     Purchases
                                                                                     ----------
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts (continued):
   VIT Structured Small Cap Equity.................................................. $  939,036
   VIT Structured U.S. Equity.......................................................  1,283,158

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio..................................................................        201

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Foreign Stock (Service Shares) (j)(al)...........................................      2,178
   International Growth (Service Shares) (k)(al)....................................     57,928

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets.................................................................        898

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason Variable Fundamental Value Portfolio..................................         33

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason Variable Investors Portfolio I........................................        259

Investments in the Lord Abbett Series Fund Sub-Accounts:
   All Value........................................................................  1,494,715
   Bond-Debenture...................................................................  6,369,760
   Growth and Income................................................................  3,213,287
   Growth Opportunities.............................................................  2,668,610
   Mid-Cap Value....................................................................  5,446,723

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth (l)...................................................................      7,814
   MFS High Income..................................................................    135,935
   MFS Investors Trust..............................................................    236,191
   MFS New Discovery................................................................    616,690
   MFS Research.....................................................................      5,958
   MFS Research Bond................................................................    146,401
   MFS Utilities....................................................................     57,231

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class) (m)...................................................    172,610
   MFS Investors Trust (Service Class)..............................................     43,585
   MFS New Discovery (Service Class)................................................    108,829
   MFS Research (Service Class).....................................................        992
   MFS Utilities (Service Class)....................................................    289,648

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity................................................................    200,691
   Dividend Growth..................................................................  1,263,372

--------
(j)For the period beginning January 1, 2008 and ended April 29, 2008
(k)For the period beginning April 30, 2008 and ended December 31, 2008
(l)Previously known as MFS Emerging Growth
(m)Previously known as MFS Emerging Growth (Service Class)
(al)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                              Purchases
                                                                                             -----------
Investments in the Morgan Stanley Variable Investment Series Sub-Accounts (continued):
   Capital Opportunities (n)................................................................ $ 1,300,187
   European Equity (o)......................................................................  17,892,812
   Global Advantage.........................................................................     209,782
   Global Dividend Growth...................................................................  21,470,946
   High Yield...............................................................................     672,064
   Income Builder...........................................................................   3,952,915
   Income Plus (p)..........................................................................   4,608,207
   Limited Duration.........................................................................   1,958,950
   Money Market.............................................................................  37,651,873
   S&P 500 Index............................................................................   3,160,297
   Strategist...............................................................................  19,889,531
   Utilities................................................................................  20,173,942

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................     639,050
   Dividend Growth (Class Y Shares).........................................................   1,020,906
   Capital Opportunities (Class Y Shares) (q)...............................................   3,941,842
   European Equity (Class Y Shares) (r).....................................................   5,951,000
   Global Advantage (Class Y Shares)........................................................     519,224
   Global Dividend Growth (Class Y Shares)..................................................  11,018,299
   High Yield (Class Y Shares)..............................................................     517,064
   Income Builder (Class Y Shares)..........................................................   4,549,326
   Income Plus (Class Y Shares) (s).........................................................   8,422,832
   Limited Duration (Class Y Shares)........................................................   3,958,392
   Money Market (Class Y Shares)............................................................  68,161,344
   S&P 500 Index (Class Y Shares)...........................................................   6,475,601
   Strategist (Class Y Shares)..............................................................  10,605,863
   Utilities (Class Y Shares)...............................................................   5,737,807

Investments in the Neuberger & Berman Advisors Management Trust Sub-Accounts:
   AMT Partners.............................................................................       9,464

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced.....................................................................     568,296
   Oppenheimer Capital Appreciation.........................................................     397,118
   Oppenheimer Core Bond....................................................................     584,517
   Oppenheimer Global Securities............................................................     994,741
   Oppenheimer High Income..................................................................     161,660
   Oppenheimer Main Street..................................................................     426,493

--------
(n)Previously known as Equity
(o)Previously known as European Growth
(p)Previously known as Quality Income Plus
(q)Previously known as Equity (Class Y Shares)
(r)Previously known as European Growth (Class Y Shares)
(s)Previously known as Quality Income Plus (Class Y Shares)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                              Purchases
                                                                                             -----------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts (continued):
   Oppenheimer Main Street Small Cap (t).................................................... $   363,250
   Oppenheimer MidCap Fund..................................................................      39,905
   Oppenheimer Strategic Bond...............................................................   1,302,422

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)................................................................   5,572,911
   Oppenheimer Capital Appreciation (SS)....................................................   7,605,974
   Oppenheimer Core Bond (SS)...............................................................  11,192,986
   Oppenheimer Global Securities (SS).......................................................   5,175,649
   Oppenheimer High Income (SS).............................................................  11,784,572
   Oppenheimer Strategic Bond (SS)..........................................................  18,629,313
   Oppenheimer Main Street Small Cap (SS) (u)...............................................   4,896,459
   Oppenheimer MidCap Fund (SS).............................................................   1,262,813
   Oppenheimer Main Street (SS).............................................................  13,792,800

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar_Hedged) (v)......................................................          92
   Money Market.............................................................................         562
   PIMCO Total Return.......................................................................         355
   PIMCO VIT Commodity RealReturn Strategy..................................................   2,776,003
   PIMCO VIT Emerging Markets Bond (Advisor Shares).........................................     740,639
   PIMCO VIT Real Return (Advisor Shares)...................................................   7,349,810
   PIMCO VIT Total Return (Advisor Shares)..................................................  12,534,236

Investments in the Premier VIT Sub-Accounts:
   NACM Small Cap (w).......................................................................         421
   OpCap Balanced...........................................................................       1,240

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income............................................................  10,716,699
   VT Capital Appreciation..................................................................   2,134,089
   VT Capital Opportunities.................................................................     969,025
   VT Discovery Growth......................................................................   2,015,572
   VT Diversified Income....................................................................   6,460,909
   VT Equity Income.........................................................................   6,434,845
   VT The George Putnam Fund of Boston......................................................  21,678,835
   VT Global Asset Allocation...............................................................   6,936,740
   VT Global Equity.........................................................................   2,533,360
   VT Growth and Income.....................................................................  65,282,741
   VT Growth Opportunities..................................................................     647,878
   VT Health Sciences.......................................................................   2,337,973
   VT High Yield............................................................................   9,732,102

--------
(t)Previously known as Oppenheimer Main Street Small Cap Growth
(u)Previously known as Oppenheimer Main Street Small Cap Growth (SC)
(v)Previously known as Foreign Bond
(w)Previously known as OpCap Small Cap

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                      Purchases
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Income........................................................................ $ 18,434,884
   VT International Equity..........................................................   51,508,809
   VT International Growth and Income...............................................   12,517,797
   VT International New Opportunities...............................................    2,109,913
   VT Investors.....................................................................    2,537,263
   VT Mid Cap Value.................................................................    4,504,137
   VT Money Market..................................................................  109,385,470
   VT New Opportunities.............................................................      549,953
   VT New Value.....................................................................   37,378,953
   VT OTC & Emerging Growth.........................................................      557,132
   VT Research......................................................................    1,353,484
   VT Small Cap Value...............................................................   23,597,616
   VT Utilities Growth and Income...................................................    4,405,889
   VT Vista.........................................................................      775,607
   VT Voyager.......................................................................    2,739,205

Investments in the RidgeWorth Variable Trust Sub-Accounts:
   RidgeWorth Large Cap Core Equity (x).............................................      359,873
   RidgeWorth Large Cap Growth Stock (y)............................................    1,906,433
   RidgeWorth Large Cap Value Equity (z)............................................    1,369,204
   RidgeWorth Mid-Cap Core Equity (aa)..............................................      586,356
   RidgeWorth Small Cap Value Equity (ab)...........................................    2,191,066

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth (ad)...............................................    3,320,126
   Van Kampen UIF Core Plus Fixed Income (ae).......................................       74,999
   Van Kampen UIF Emerging Markets Equity...........................................   15,439,309
   Van Kampen UIF Global Value Equity...............................................       12,418
   Van Kampen UIF High Yield........................................................          757
   Van Kampen UIF International Magnum..............................................    6,284,424
   Van Kampen UIF Mid Cap Growth....................................................    8,723,823
   Van Kampen UIF U.S. Mid Cap Value................................................   27,962,516
   Van Kampen UIF U.S. Real Estate..................................................   15,285,137
   Van Kampen UIF Value.............................................................       37,717

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    4,471,733
   Van Kampen UIF Emerging Markets Equity (Class II)................................    8,659,524

--------
(x)Previously known as STI Classic Large Cap Core Equity Fund
(y)Previously known as STI Classic Large Cap Growth Stock Fund
(z)Previously known as STI Classic Large Cap Value Equity Fund
(aa)Previously known as STI Classic Mid-Cap Core Equity Fund
(ab)Previously known as STI Classic Small Cap Value Equity
(ad)Previously known as Van Kampen UIF Equity Growth
(ae)Previously known as Van Kampen UIF Fixed Income

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                                   Purchases
                                                                                                 --------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts (continued):
   Van Kampen UIF Equity and Income (Class II).................................................. $    8,915,537
   Van Kampen UIF Capital Growth (Class II) (af)................................................      1,349,597
   Van Kampen UIF Global Franchise (Class II)...................................................     12,611,994
   Van Kampen UIF Int'l Growth Equity (Class II)................................................      1,810,813
   Van Kampen UIF Mid Cap Growth (Class II).....................................................     18,409,546
   Van Kampen UIF Small Company Growth (Class II)...............................................      2,861,630
   Van Kampen UIF U.S. Mid Cap Value (Class II).................................................     25,076,251
   Van Kampen UIF U.S. Real Estate (Class II)...................................................     38,128,657

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
   LIT Capital Growth (ag)......................................................................      1,354,282
   LIT Comstock.................................................................................      6,174,087
   LIT Government...............................................................................        248,229
   LIT Money Market.............................................................................      2,762,632

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Capital Growth (Class II) (ah)...........................................................      3,390,894
   LIT Comstock (Class II)......................................................................     24,870,586
   LIT Growth and Income (Class II).............................................................     11,031,857
   LIT Mid Cap Growth (Class II) (ai)...........................................................      7,378,422
   LIT Money Market (Class II)..................................................................     25,022,192
                                                                                                 --------------
                                                                                                 $1,609,513,884
                                                                                                 ==============

--------
(af)Previously known as Van Kampen UIF Equity Growth (Class II)
(ag)Previously known as Strat Growth I
(ah)Previously known as Strat Growth II
(ai)Previously known as LIT Aggressive Growth (Class II)

5.  Financial Highlights

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

Items in the following table are notated as follows:

    * Investment Income Ratio--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** Expense Ratio--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***Total Return--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Academic Strategies Asset Allocation (a)
   2008...............  867    $ 6.91 -  7.05     $6,065        2.29%       1.15 - 2.60%    -33.56 - -32.61%
   2007 (aj)..........  348     10.39 - 10.46      3,631        0.51        1.00 - 2.65       3.91 -   4.64

   AST Advanced Strategies
   2008...............  189      7.51 -  7.29      1,365        3.21        1.15 - 2.60     -31.59 -  30.60
   2007 (aj)..........  118     10.44 - 10.51      1,239        0.18        1.00 - 2.65       4.42 -   5.15

   AST Aggressive Asset Allocation
   2008...............   15      5.88 -  5.89         87        1.54        1.50 - 1.65     -43.26 - -43.18
   2007 (aj)..........    5     10.32 - 10.39         54        0.27        1.00 - 2.65       3.17 -   3.89

   AST AllianceBernstein Core Value
   2008...............    4      5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55
   2007 (aj)..........    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST AllianceBernstein Growth & Income
   2008...............    5      5.93 -  6.00         30        2.11        1.15 - 2.00     -41.85 - -41.73
   2007 (aj)..........    5     10.17 - 10.24         48        1.48        1.00 - 2.65       1.66 -   2.37

   AST American Century Income & Growth
   2008...............    2      6.15 -  6.15         11        1.80        1.50 - 1.50     -35.71 - -35.71
   2007 (aj)..........  < 1      9.52 -  9.59         --        0.00        1.00 - 2.65      -4.80 -  -4.13

   AST Balanced Asset Allocation (b)
   2008...............  616      7.22 -  7.38      4,519        1.11        1.15 - 2.65     -30.54 - -29.51
   2007 (aj)..........   64     10.40 - 10.47        669        0.43        1.00 - 2.65       4.01 -   4.74

   AST Bond Portfolio 2018
   2008...............   86     12.15 - 12.19      1,051        0.00        1.50 - 2.00      21.16 -  21.56

   AST Bond Portfolio 2019
   2008...............    6     12.22 - 12.25         75        0.00        1.50 - 1.90      21.81 -  22.13

   AST Capital Growth Asset Allocation
   2008...............  662      6.58 -  6.72      4,408        1.73        1.15 - 2.65     -36.62 - -35.68
   2007 (aj)..........  256     10.38 - 10.45      2,666        0.33        1.00 - 2.65       3.76 -   4.49

   AST CLS Growth Asset Allocation
   2008...............    9      6.71 -  6.72         59        0.52        1.15 - 1.50     -33.60 - -33.45

--------
(a)Previously known as AST Balanced Asset Allocation Portfolio
(b)Previously known as AST Conservative Asset Allocation Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST CLS Moderate Asset Allocation
   2008.................   102   $ 7.30 -  7.37     $  746       0.00%        1.15 - 2.65%    -27.59 - -26.87%

   AST Cohen & Steers Realty
   2008.................     4     5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79
   2007 (aj)............     1     9.33 -  9.39          8       0.00         1.00 - 2.65      -6.71 -  -6.05

   AST DeAm Large-Cap Value
   2008.................     2     6.05 -  6.10         13       6.23         1.15 - 1.65     -38.32 - -38.01
   2007 (aj)............   < 1     9.77 -  9.84          1       0.00         1.00 - 2.65      -2.26 -  -1.58

   AST DeAm Small-Cap Value
   2008 (d).............    --       NA - NA            --       0.00           -- - --           NA - NA
   2007 (aj)............   < 1     8.80 -  8.86        < 1       0.00         1.00 - 2.65     -11.40 - -12.12

   AST Federated Aggressive Growth
   2008.................     2     5.62 -  5.66         12       0.00         1.15 - 1.65     -45.00 - -44.73
   2007 (aj)............   < 1    10.17 - 10.24          1       0.00         1.00 - 2.65       1.73 -   2.45

   AST First Trust Balanced Target
   2008.................   275     6.63 -  6.77      1,845       3.49         1.15 - 2.60     -36.15 - -35.23
   2007 (aj)............   238    10.39 - 10.46      2,479       0.46         1.00 - 2.65       3.86 -   4.58

   AST First Trust Capital Appreciation Target
   2008................. 1,075     6.08 -  6.21      6,607       2.32         1.15 - 2.60     -42.22 - -41.38
   2007 (aj)............   441    10.52 - 10.60      4,653       0.19         1.00 - 2.65       5.22 -   5.95

   AST Focus Four Plus Portfolio
   2008 (e).............     2     7.46 -  7.49         13       0.00         1.15 - 2.00     -25.36 - -25.09

   AST Global Real Estate
   2008 (e).............   < 1     6.13 -  6.13        < 1       0.00         1.15 - 1.15     -39.78 - -39.78

   AST Goldman Sachs Concentrated Growth
   2008.................     5     6.13 -  6.16         30       0.53         1.15 - 1.50     -41.15 - -40.95
   2007 (aj)............   < 1    10.37 - 10.44         10       0.00         1.00 - 2.65       3.68 -   4.41

   AST Goldman Sachs Mid-Cap Growth
   2008.................     6     6.09 -  6.12         38       0.00         1.15 - 1.50     -41.67 - -41.47
   2007 (aj)............   < 1    10.38 - 10.46          2       0.00         1.00 - 2.65       3.84 -   4.57

--------
(d)For the period beginning January 1, 2008 and ended July 18, 2008
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Goldman Sachs Small-Cap Value
   2008..............   < 1   $ 7.66 -  7.66    $     2        0.00%       1.15 - 1.15%    -23.68 - -23.68%

   AST High Yield
   2008..............     5     7.72 -  7.77         39        9.59        1.15 - 1.55     -26.68 - -26.39
   2007 (aj).........   < 1    10.48 - 10.56          2        0.00        1.00 - 2.65       4.83 -   5.56

   AST Horizon Growth Asset Allocation
   2008..............    15     7.12 -  7.16        106        0.05        1.15 - 2.10     -29.59 - -29.15

   AST Horizon Moderate Asset Allocation
   2008..............    37     7.60 -  7.64        279        0.02        1.15 - 2.00     -24.68 - -24.25

   AST International Growth
   2008..............    12     5.39 -  5.46         63        1.83        1.15 - 2.00     -51.21 - -50.80
   2007 (aj).........     2    11.03 - 11.10         24        0.62        1.00 - 2.65      10.26 -  11.03

   AST International Value
   2008..............    12     5.74 -  5.81         71        5.61        1.15 - 2.00     -45.10 - -44.64
   2007 (aj).........     5    10.43 - 10.50         57        1.16        1.00 - 2.65       4.31 -   5.04

   AST Investment Grade Bond
   2008 (c).......... 1,085    10.76 - 10.83     11,724        0.00        1.15 - 2.05       7.32 -   7.96

   AST JPMorgan International Equity
   2008..............     8     5.94 -  6.01         46        4.94        1.15 - 2.00     -42.53 - -42.05
   2007 (aj).........     5    10.30 - 10.37         51        2.13        1.00 - 2.65       3.02 -   3.74

   AST Large-Cap Value
   2008..............     1     5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16
   2007 (aj).........     2     9.52 -  9.59         19        1.34        1.00 - 2.65      -4.78 -  -4.11

   AST Lord Abbett Bond-Debenture
   2008..............     4     7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13
   2007 (aj).........   < 1    10.36 - 10.43          3        0.00        1.00 - 2.65       3.57 -   4.29

   AST Marsico Capital Growth
   2008..............     7     6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30
   2007 (aj).........     1    10.78 - 10.86         15        0.23        1.00 - 2.65       7.83 -   8.58

--------
(c)For the period beginning January 28, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST MFS Global Equity
   2008.................   12    $ 6.79 -  6.82     $   85        2.29%       1.15 - 1.50%    -34.97 - -34.74%
   2007 (aj)............    1     10.39 - 10.46          8       21.72        1.00 - 2.65       3.91 -   4.63

   AST MFS Growth
   2008.................    1      6.79 -  6.79          7        0.93        1.15 - 1.15     -37.03 - -37.03

   AST Mid-Cap Value
   2008.................    2      5.95 -  5.98         10        4.48        1.15 - 1.50     -39.04 - -38.83
   2007 (aj)............  < 1      9.71 -  9.78          4        0.00        1.00 - 2.65      -2.89 -  -2.21

   AST Money Market
   2008.................   99     10.17 - 10.29      1,015        1.16        1.15 - 2.00       0.50 -   1.34
   2007 (aj)............    7     10.09 - 10.16         66        0.30        1.00 - 2.65       0.89 -   1.60

   AST Neuberger Berman/LSV Mid-Cap Value (f)
   2008.................    5      5.70 -  5.74         27        4.06        1.15 - 1.65     -43.20 - -42.92
   2007 (aj)............  < 1      9.99 - 10.05          2        0.00        1.00 - 2.65      -0.15 -   0.55

   AST Neuberger Berman Mid-Cap Growth
   2008.................    4      5.87 -  5.91         24        0.00        1.15 - 1.65     -44.11 - -43.83
   2007 (aj)............  < 1     10.46 - 10.53          1        0.00        1.00 - 2.65       4.60 -   5.33

   AST Neuberger Berman Small-Cap Growth
   2008.................    1      6.37 -  6.40          5        0.00        1.15 - 1.50     -43.39 - -43.19
   2007 (aj)............  < 1     11.19 - 11.27          1        0.00        1.00 - 2.65      11.93 -  12.72

   AST Niemann Capital Growth Asset Allocation
   2008.................   17      7.46 -  7.53        128        0.00        1.15 - 2.60     -26.15 - -25.44

   AST Parametric Emerging Markets Equity
   2008 (e).............    1      5.59 -  5.59          5        0.00        1.15 - 1.15     -44.69 - -44.69

   AST PIMCO Limited Maturity Bond
   2008.................   18     10.29 - 10.36        185        4.32        1.15 - 1.65      -0.53 -  -0.03

   AST PIMCO Total Return Bond
   2008.................   19     10.15 - 10.27        190        4.65        1.15 - 2.00      -4.18 -  -3.37
   2007 (aj)............    6     10.56 - 10.64         67        6.10        1.00 - 2.65       5.62 -   6.36

--------
(e)For the period beginning July 21, 2008 and ended December 31, 2008
(f)Previously known as AST Neuberger Berman Mid-Cap Value Portfolio
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Preservation Asset Allocation
   2008..............  556    $ 8.20 -  8.37     $4,624        0.97%       1.15 - 2.60%    -21.53 - -20.40%
   2007 (aj).........   46     10.45 - 10.52        481        0.37        1.00 - 2.65       4.52 -   5.25

   AST QMA US Equity Alpha (g)
   2008..............   12      5.89 -  5.92         71        5.87        1.15 - 1.50     -39.62 - -39.41
   2007 (aj).........    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST Schroders Multi-Asset World Strategies (h)
   2008..............   43      7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99
   2007 (aj).........   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

   AST Small-Cap Growth
   2008..............  < 1      6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

   AST Small-Cap Value
   2008..............    4      6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52
   2007 (aj).........    2      9.42 -  9.48         22        1.62        1.00 - 2.65      -5.84 -  -5.18

   AST T. Rowe Price Asset Allocation
   2008..............  451      7.34 -  7.49      3,353        3.39        1.15 - 2.60     -27.82 - -26.79
   2007 (aj).........  276     10.16 - 10.23      2,811        1.66        1.00 - 2.65       1.62 -   2.33

   AST T. Rowe Price Global Bond
   2008..............    6     10.19 - 10.26         60        7.72        1.15 - 1.65      -4.02 -  -3.54
   2007 (aj).........    1     10.57 - 10.64          6        0.00        1.00 - 2.65       5.68 -   6.42

   AST T. Rowe Price Large-Cap Growth
   2008..............    4      5.91 -  5.93         22        0.43        1.15 - 1.50     -41.45 - -41.24
   2007 (aj).........    2     10.04 - 10.11         19        0.14        1.00 - 2.65       0.37 -   1.07

   AST T. Rowe Price Natural Resources
   2008..............   14      5.73 -  5.77         82        0.93        1.15 - 1.65     -50.80 - -50.56
   2007 (aj).........    4     11.59 - 11.67         44        0.80        1.00 - 2.65      15.93 -  16.74

   AST UBS Dynamic Alpha
   2008..............  269      7.75 -  7.91      2,115        0.40        1.15 - 2.60     -19.70 - -18.55
   2007 (aj).........  144      9.65 -  9.72      1,395        1.34        1.00 - 2.65      -3.46 -  -2.78

   Franklin Templeton VIP Founding Funds Allocation
   2008 (i)..........  251       6.62 - 6.67      1,672        4.30        1.15 - 2.30     -34.36 - -33.86

--------
(g)Previously known as AST AllianceBernstein Managed Index 500 Portfolio
(h)Previously known as AST American Century Strategic Allocation Portfolio
(i)For the period beginning May 1, 2008 and ended December 31, 2008
(aj)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts:
   AIM V. I. Basic Balanced
   2008................  2,509  $ 6.07 -  7.80    $ 18,062      4.11%        1.10 - 1.85%    -39.46 - -39.00%
   2007................  3,322   11.41 - 12.78      39,458      2.82         1.10 - 1.75       0.41 -   1.08
   2006................  4,171   10.00 - 12.65      49,293      1.80         1.10 - 1.85       8.51 -   9.35
   2005................  5,030    9.21 - 11.57      54,653      1.36         1.10 - 1.85       3.35 -   4.14
   2004................  5,868    8.91 - 10.52      61,381      1.36         1.15 - 1.85       5.53 -   6.29

   AIM V. I. Basic Value
   2008................  1,255    6.73 -  7.03       8,632      0.78         1.10 - 1.70     -52.58 - -52.30
   2007................  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -   0.43
   2006................  2,172   14.22 - 14.68      31,399      0.37         1.10 - 1.70      11.30 -  11.97
   2005................  2,572   12.78 - 13.11      33,202      0.09         1.10 - 1.70       3.96 -   4.58
   2004................  2,711   10.80 - 10.80      33,661      0.00         1.50 - 1.50       8.03 -   8.03

   AIM V. I. Capital Appreciation
   2008................ 11,547    5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89
   2007................ 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 -  11.23
   2006................ 18,508    8.01 - 11.78     195,354      0.07         0.70 - 2.30       3.89 -   5.56
   2005................ 11,585    7.59 - 11.34     116,355      0.06         0.70 - 2.30       6.34 -   8.08
   2004................ 13,758    7.02 - 10.66     130,812      0.00         0.70 - 2.30       4.17 -   5.88

   AIM V. I. Capital Development
   2008................    904    7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61
   2007................  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -   9.63
   2006................  1,448   13.09 - 18.48      24,596      0.00         1.10 - 1.70      14.56 -  15.25
   2005................  1,693   11.42 - 16.04      25,091      0.00         1.10 - 1.70       7.76 -   8.41
   2004................  1,701   10.60 - 14.79      23,186      0.00         1.10 - 1.70      13.55 -  14.24

   AIM V. I. Core Equity
   2008................ 10,686    7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63
   2007................ 13,757   11.37 - 11.66     194,919      1.03         0.70 - 2.20       5.75 -   7.36
   2006................ 17,451   10.76 - 10.86     232,391      0.74         0.70 - 2.20       7.56 -   8.65
   2005................  8,733    9.47 - 11.54     106,417      1.40         1.10 - 1.85       3.37 -   4.16
   2004................ 10,304    8.59 -  8.77     122,558      0.96         1.25 - 1.65       7.19 -   7.62

   AIM V. I. Diversified Income
   2008................  1,095    9.58 -  9.79      11,030      8.15         1.10 - 1.85     -17.29 - -16.65
   2007................  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -   0.61
   2006................  1,872   11.60 - 11.67      22,591      5.61         1.10 - 1.85       2.55 -   3.34
   2005................  2,286   11.30 - 11.31      26,844      5.89         1.10 - 1.85       1.00 -   1.78
   2004................  2,591   11.38 - 11.51      30,207      5.86         1.25 - 1.45       3.52 -   3.73

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Government Securities
   2008................ 1,525   $14.16 - 15.41    $23,070       3.60%        1.10 - 1.70%     10.42 -  11.08%
   2007................ 1,660    12.82 - 13.87     22,709       3.74         1.10 - 1.70       4.54 -   5.17
   2006................ 1,951    12.27 - 13.19     25,477       3.52         1.10 - 1.70       1.81 -   2.42
   2005................ 2,587    12.05 - 12.88     33,125       2.90         1.10 - 1.70      -0.05 -   0.55
   2004................ 3,234    11.81 - 12.39     41,389       3.54         1.15 - 1.65       0.89 -   1.39

   AIM V. I. High Yield
   2008................   716     7.96 -  9.48      5,649       9.03         1.10 - 1.85     -27.07 - -26.51
   2007................   950    10.83 - 13.00     10,238       6.51         1.10 - 1.85      -0.64 -   0.13
   2006................ 1,225    10.81 - 13.08     13,245       7.66         1.10 - 1.85       8.69 -   9.53
   2005................ 1,578     9.87 - 12.03     15,601       8.13         1.10 - 1.85       0.82 -   1.60
   2004................ 1,993    10.98 - 11.94     19,434       2.86         1.15 - 1.85       9.19 -   9.98

   AIM V. I. International Growth
   2008................ 2,390     7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03
   2007................ 3,092    17.75 - 17.90     58,800       0.40         1.10 - 1.85      12.59 -  13.46
   2006................ 3,717    15.76 - 15.78     62,827       1.01         1.10 - 1.85      25.87 -  26.83
   2005................ 3,971    12.44 - 12.52     53,896       0.66         1.10 - 1.85      16.64 -  25.24
   2004................ 3,969    10.37 - 10.60     47,559       0.64         1.25 - 1.65      21.98 -  22.47

   AIM V. I. Large Cap Growth
   2008................ 1,080     7.63 -  7.75      8,305       0.01         1.10 - 1.70     -39.33 - -38.96
   2007................ 1,448    12.58 - 12.70     18,302       0.03         1.10 - 1.70      13.68 -  14.37
   2006 (at)........... 1,721    11.07 - 11.11     19,086       0.33         1.10 - 1.70      10.69 -  11.06

   AIM V. I. Mid Cap Core Equity
   2008................ 1,120     9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30
   2007................ 1,440    13.23 - 17.98     23,624       0.20         1.10 - 2.20       7.15 -   8.34
   2006................ 1,898    12.35 - 16.59     28,749       0.91         1.10 - 2.20       8.83 -  10.03
   2005................ 2,172    11.35 - 15.08     30,351       0.55         1.10 - 2.20       5.29 -   6.44
   2004................ 1,876    10.78 - 10.84     25,617       0.40         1.28 - 2.20       7.76 -   8.43

   AIM V. I. Money Market
   2008................ 1,947    10.83 - 12.29     23,394       2.06         1.10 - 1.70       0.32 -   0.93
   2007................ 1,818    10.80 - 12.17     21,740       4.55         1.10 - 1.70       2.77 -   3.39
   2006................ 1,821    10.51 - 11.77     21,080       4.26         1.10 - 1.70       2.52 -   3.14
   2005................ 1,793    10.25 - 11.42     20,186       2.40         1.10 - 1.70       0.79 -   1.40
   2004................ 2,239    10.17 - 11.26     25,037       0.63         1.10 - 1.70      -1.01 -  -0.41

--------
(at)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense
                        Units     Unit Value     Net Assets  Investment        Ratio**       Total Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Technology
   2008................   281   $ 6.98 -  7.18    $ 1,985       0.00%        1.10 - 1.70%    -45.44 - -45.11%
   2007................   375    12.79 - 13.08      4,858       0.00         1.10 - 1.70       5.88 -   6.52
   2006................   453    12.08 - 12.28      5,519       0.00         1.10 - 1.70       8.62 -   9.28
   2005................   536    11.12 - 11.23      5,997       0.00         1.10 - 1.70       0.47 -   1.06
   2004 (au)...........   657    11.07 - 11.12      7,295       0.00         1.10 - 1.70      10.71 -  11.17

   AIM V. I. Utilities
   2008................   528    13.64 - 14.03      7,308       2.56         1.10 - 1.70     -33.50 - -33.10
   2007................   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 -  19.32
   2006................   842    17.30 - 17.58     14,683       3.26         1.10 - 1.70      23.35 -  24.09
   2005................   999    14.02 - 14.17     14,081       2.50         1.10 - 1.70      14.87 -  15.56
   2004 (au)...........   948    12.24 - 12.24     11,603       0.00         1.35 - 1.37      22.36 -  22.38

Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts:
   AIM V. I. Basic Balanced II
   2008................   133     6.56 -  6.93        907       4.12         1.30 - 2.10     -39.74 - -39.25
   2007................   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -   0.62
   2006................   173    10.90 - 11.34      1,938       1.59         1.30 - 2.10       7.98 -   8.84
   2005................   204    10.10 - 10.42      2,103       1.22         1.30 - 2.10       2.84 -   3.65
   2004................   218     9.82 - 10.05      2,174       1.46         1.30 - 2.10       4.99 -   5.85

   AIM V. I. Basic Value II

   2008................ 1,178     7.23 -  7.79      8,652       0.49         1.29 - 2.59     -53.15 - -52.53
   2007................ 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -   0.05
   2006................ 1,431    15.63 - 16.40     22,198       0.12         1.29 - 2.59      10.02 -  11.49
   2005................ 1,573    14.20 - 14.71     21,968       0.00         1.29 - 2.59       2.71 -   4.07
   2004................ 1,550    13.83 - 14.14     20,868       0.00         1.29 - 2.59       7.97 -   9.41

   AIM V. I. Capital Appreciation II
   2008................   445     8.37 -  9.02      3,716       0.00         1.29 - 2.59     -44.12 - -43.37
   2007................   546    14.98 - 15.93      7,992       0.00         1.29 - 2.59       8.82 -  10.28
   2006................   620    13.76 - 14.45      8,274       0.00         1.29 - 2.59       3.32 -   4.69
   2005................   570    13.32 - 13.80      7,538       0.00         1.29 - 2.59       5.77 -   7.18
   2004................   629    12.59 - 12.88      7,748       0.00         1.29 - 2.59       3.58 -   4.96

--------
(au)For the period beginning March 1, 2006, and ending December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Capital Development II
   2008................   42    $ 7.87 -  8.27     $  336       0.00%        1.30 - 2.00%    -48.18 - -47.81%
   2007................   47     15.19 - 15.85        733       0.00         1.30 - 2.00       8.35 -   9.11
   2006................   41     14.02 - 14.52        592       0.00         1.30 - 2.00      13.96 -  14.76
   2005................   42     12.30 - 12.65        523       0.00         1.30 - 2.00       7.09 -   7.86
   2004................   36     11.49 - 11.73        421       0.00         1.30 - 2.00      12.96 -  13.77

   AIM V. I. Core Equity II
   2008................  328      7.64 -  7.91      2,672       1.82         1.29 - 2.59     -32.13 - -31.22
   2007................  389     11.25 - 11.50      4,618       0.90         1.29 - 2.59       5.07 -   6.48
   2006................  474     10.71 - 10.80      5,296       0.94         1.29 - 2.59       7.09 -   8.04
   2005................   43     11.01 - 11.33        478       1.23         1.30 - 2.00       2.99 -   3.72
   2004................   45     10.69 - 10.92        491       0.90         1.30 - 2.00       6.50 -   7.26

   AIM V. I. Diversified Income II
   2008................   38      9.13 -  9.66        357       8.83         1.30 - 2.10     -17.68 - -17.01
   2007................   46     11.10 - 11.64        528       7.08         1.30 - 2.10      -0.61 -   0.20
   2006................   48     11.16 - 11.61        552       5.03         1.30 - 2.10       2.01 -   2.83
   2005................   66     10.94 - 11.29        732       5.93         1.30 - 2.10       0.55 -   1.35
   2004................   69     10.88 - 11.14        758       6.48         1.30 - 2.10       2.50 -   3.33

   AIM V. I. Government Securities II
   2008................  195     12.11 - 12.81      2,435       4.59         1.30 - 2.10       9.65 -  10.53
   2007................   95     11.04 - 11.59      1,089       3.33         1.30 - 2.10       3.89 -   4.73
   2006................  124     10.63 - 11.06      1,362       2.90         1.30 - 2.10       1.14 -   1.95
   2005................  202     10.51 - 10.85      2,177       2.87         1.30 - 2.10      -0.67 -   0.10
   2004................  224     10.58 - 10.84      2,411       3.52         1.30 - 2.10       0.12 -   0.94

   AIM V. I. High Yield II
   2008................   36      9.87 - 10.37        372       9.43         1.30 - 2.00     -27.27 - -26.76
   2007................   47     13.58 - 14.15        651       6.61         1.30 - 2.00      -1.00 -  -0.30
   2006................   52     13.71 - 14.20        732       7.55         1.30 - 2.00       8.23 -   8.99
   2005................   64     12.67 - 13.03        830       8.84         1.30 - 2.00       0.40 -   1.11
   2004................   65     12.62 - 12.88        836       3.17         1.30 - 2.00       8.91 -   9.69

   AIM V. I. International Growth II
   2008................   59     11.82 - 12.51        719       0.40         1.30 - 2.10     -41.78 - -41.32
   2007................   78     20.31 - 21.31      1,636       0.39         1.30 - 2.10      12.06 -  12.96
   2006................   86     18.12 - 18.87      1,593       1.08         1.30 - 2.10      26.23 -  81.20
   2005................   66     14.53 - 14.95        973       0.64         1.30 - 2.00      15.36 -  16.18
   2004................   56     12.59 - 12.87        710       0.59         1.30 - 2.00      21.23 -  22.10

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Large Cap Growth II
   2008................   84    $ 7.52 -  7.67     $  639       0.00%        1.30 - 2.10%    -39.70 - -39.21%
   2007................   88     12.46 - 12.62      1,106       0.00         1.30 - 2.10      12.89 -  13.80
   2006 (at)...........   95     11.04 - 11.09      1,047       0.00         1.30 - 2.10      10.40 -  10.89

   AIM V. I. Mid Cap Core Equity II
   2008................  392      9.03 -  9.54      3,809       1.25         1.29 - 2.44     -30.42 - -29.60
   2007................  488     12.98 - 13.55      6,739       0.05         1.29 - 2.44       6.60 -   7.87
   2006................  545     12.17 - 12.56      6,990       0.67         1.29 - 2.44       8.28 -   9.55
   2005................  637     11.24 - 11.46      7,457       0.37         1.29 - 2.44       4.66 -   5.89
   2004................  375     10.74 - 10.83      4,239       0.04         1.29 - 2.44       7.41 -   8.26

   AIM V. I. Money Market II
   2008................  198      9.69 - 10.48      2,045       1.74         1.30 - 2.40      -0.63 -   0.47
   2007................  228      9.76 - 10.43      2,352       4.00         1.30 - 2.40       1.80 -   2.93
   2006................  213      9.58 - 10.13      2,143       3.63         1.30 - 2.40       1.55 -   2.67
   2005................  286      9.44 -  9.87      2,794       2.16         1.30 - 2.40      -5.63 -   0.95
   2004................  580      9.48 -  9.78      5,632       0.61         1.30 - 2.30      -5.17 -  -0.87

   AIM V. I. Technology II
   2008................    6      6.83 -  7.01         43       0.00         1.30 - 1.85     -45.77 - -45.47
   2007................    9     12.53 - 12.85        119       0.00         1.30 - 2.00       5.34 -   6.08
   2006................   10     11.89 - 12.12        123       0.00         1.30 - 2.00       8.04 -   8.80
   2005................   12     11.01 - 11.14        132       0.00         1.30 - 2.00      -0.06 -   0.63
   2004 (au)...........   13     11.01 - 11.07        144       0.00         1.30 - 2.00      10.13 -  10.66

   AIM V. I. Utilities II
   2008................   42     13.40 - 13.75        572       2.51         1.30 - 1.85     -33.75 - -33.38
   2007................   48     20.23 - 20.64        971       1.81         1.30 - 1.85      18.11 -  18.76
   2006................   50     17.13 - 17.38        873       3.80         1.30 - 1.85      22.96 -  23.64
   2005................   39     13.93 - 14.06        550       2.37         1.30 - 1.85      14.41 -  15.04
   2004 (au)...........   37     12.17 - 12.22        456       0.00         1.30 - 1.85      21.75 -  22.20

--------
(at)For the period beginning June 12, 2006 and ended December 31, 2006
(au)For the period beginning April 30, 2004 and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   Alliance Bernstein VPS Growth
   2008..............  3,866  $ 4.87 -  8.86    $ 24,187      0.00%        0.70 - 2.59%    -44.09 - -43.00%
   2007..............  5,068    8.55 - 15.84      55,665      0.00         0.70 - 2.59       9.73 -  11.87
   2006..............  6,256    7.64 - 14.44      59,865      0.00         0.70 - 2.59      -3.79 -  -1.93
   2005..............  6,832    7.79 - 15.01      64,949      0.00         0.70 - 2.59       8.75 -  10.86
   2004..............  6,175    7.03 - 13.80      49,046      0.00         0.70 - 2.59      11.56 -  13.73

   Alliance Bernstein VPS Growth & Income
   2008..............  9,098    9.06 -  9.67      74,598      1.74         0.70 - 2.59     -42.23 - -41.11
   2007.............. 11,800   15.68 - 16.42     165,771      1.25         0.70 - 2.59       2.13 -   4.12
   2006.............. 14,983   15.35 - 15.77     203,750      1.12         0.70 - 2.59      13.96 -  16.17
   2005.............. 17,601   13.47 - 13.57     207,806      1.29         0.70 - 2.59       1.89 -   3.87
   2004.............. 19,688   13.07 - 13.22     224,698      0.73         0.70 - 2.59       8.34 -  10.45

   Alliance Bernstein VPS International Value
   2008..............  2,726    7.27 -  7.63      20,509      0.91         1.29 - 2.59     -54.50 - -53.89
   2007..............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -   4.21
   2006..............  2,631   15.53 - 15.88      41,513      1.29         1.29 - 2.59      31.63 -  33.38
   2005 (av).........  1,299   11.80 - 11.90      15,418      0.09         1.29 - 2.59      17.97 -  19.02

   Alliance Bernstein VPS Large Cap Growth
   2008..............  3,924    4.91 -  8.46      19,367      0.00         0.70 - 2.59     -41.38 - -40.24
   2007..............  4,753    8.21 - 14.43      39,213      0.00         0.70 - 2.59      10.66 -  12.82
   2006..............  6,022    7.28 - 13.04      44,053      0.00         0.70 - 2.59      -3.21 -  -1.33
   2005..............  6,159    7.37 - 13.47      46,607      0.00         0.70 - 2.59      11.88 -  14.04
   2004..............  6,506    6.47 - 12.04      43,142      0.00         0.70 - 2.59       5.54 -   7.59

   Alliance Bernstein VPS Small/Mid Cap Value
   2008..............  1,815   11.22 - 12.09      21,471      0.47         1.29 - 2.59     -37.42 - -36.58
   2007..............  2,375   17.92 - 19.07      44,404      0.76         1.29 - 2.59      -1.12 -   0.21
   2006..............  2,636   18.13 - 19.03      49,368      0.23         1.29 - 2.59      11.25 -  12.73
   2005..............  2,513   16.29 - 16.88      41,919      0.56         1.29 - 2.59       3.88 -   5.26
   2004..............  1,633   15.68 - 16.03      25,976      0.08         1.29 - 2.59      15.99 -  17.54

   Alliance Bernstein VPS Utility Income
   2008..............    424    9.59 - 10.06       4,191      2.95         1.29 - 2.59     -38.40 - -37.57
   2007..............    519   15.56 - 16.12       8,265      2.05         1.29 - 2.59      18.87 -  20.46
   2006..............    460   13.09 - 13.38       6,119      2.45         1.29 - 2.59      30.91 -  33.83
   2005 (av).........    290   10.89 - 10.98       3,174      0.29         1.29 - 2.44       8.92 -   9.78

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                    For the year ended December 31,
                           ----------------------------------- ------------------------------------------------
                                    Accumulation                                  Expense            Total
                           Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product Series
  Fund Sub-Accounts
  (continued):
   Alliance Bernstein VPS Value
   2008...................  274    $ 6.74 -  7.08     $1,914       2.24%        1.29 - 2.59%    -42.55 - -41.78%
   2007...................  311     11.73 - 12.16      3,747       1.20         1.29 - 2.59      -6.66 -  -5.41
   2006...................  362     12.57 - 12.85      4,624       1.04         1.29 - 2.59      17.90 -  19.47
   2005 (av)..............  135     10.66 - 10.76      1,449       0.52         1.29 - 2.59       6.62 -   7.57

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2008...................    1     12.35 - 12.35         18       2.65         1.45 - 1.45     -21.48 - -21.48
   2007...................    2     15.73 - 15.73         24       2.84         1.45 - 1.45       3.42 -   3.42
   2006...................    3     15.21 - 15.36         50       2.24         1.35 - 1.45       8.05 -   8.15
   2005...................    4     14.08 - 14.20         53       1.94         1.35 - 1.45       3.43 -   3.53
   2004...................    5     13.61 - 13.72         62       1.91         1.35 - 1.45       8.20 -   8.31

   American Century VP International
   2007...................   --         NA -   NA         --        N/A         0.00 - 0.00          NA -    NA
   2006...................    2     16.29 - 16.29         30       1.59         1.45 - 1.45      23.23 -  23.23
   2005...................    2     13.22 - 13.33         26       1.65         1.35 - 1.45      11.63 -  11.74
   2004...................    5     11.84 - 11.93         63       0.66         1.35 - 1.45      13.27 -  13.38

Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2008...................    3      4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18
   2007...................   17      6.73 - 10.49        159       0.63         1.15 - 1.65       6.01 -   6.55
   2006...................   26      6.35 -  9.85        233       0.11         1.15 - 1.65       7.42 -   7.96
   2005...................   31      5.91 -  9.12        256       0.00         1.15 - 1.65       1.92 -   2.43
   2004...................   31      5.80 -  8.90        257       0.35         1.15 - 1.65       4.47 -   5.00

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2008...............   73    $ 6.98 -  8.22     $  565       1.97%        1.15 - 1.85%    -38.31 - -37.86%
   2007...............  104     11.31 - 13.23      1,291       1.71         1.15 - 1.85       3.30 -   4.05
   2006...............  126     10.95 - 12.71      1,494       1.63         1.15 - 1.85      13.37 -  14.18
   2005...............  163      9.66 - 11.13      1,717       1.54         1.15 - 1.85       2.76 -   3.50
   2004...............  211      9.40 - 10.76      2,144       1.74         1.15 - 1.85       8.59 -   9.38

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2008...............   16      6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09
   2007...............   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -   7.20
   2006...............   27      9.99 - 12.53        318       0.71         1.15 - 1.85      12.40 -  13.21
   2005...............   31      8.89 - 11.07        328       1.30         1.15 - 1.85       1.45 -   2.17
   2004...............   36      8.76 - 10.83        373       1.19         1.15 - 1.85       5.48 -   6.24

   VIF Money Market
   2008...............  156     10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37
   2007...............   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -   3.66
   2006...............   75     10.16 - 11.71        803       4.33         1.15 - 1.85       2.66 -   3.40
   2005...............   89      9.90 - 11.32        941       2.51         1.15 - 1.85       0.76 -   1.49
   2004...............  114      9.83 - 11.16      1,200       0.75         1.15 - 1.85      -1.06 -  -0.35

   VIF Small Company Stock
   2007 (ak)..........   --       N/A - N/A           --        N/A         0.00 - 0.00        N/A - N/A
   2006...............    5     16.90 - 17.51         84       0.00         1.15 - 1.59       9.22 -   9.70
   2005...............    5     15.47 - 15.96         73       0.00         1.15 - 1.59      -0.68 -  -0.25
   2004...............    5     15.58 - 16.00         82       0.00         1.15 - 1.59      16.65 -  60.02
   2003...............    5     13.13 - 13.35         70       0.12         1.35 - 1.59      40.69 -  41.02
Investments in the DWS
  Variable Series I
  Sub-Accounts:
   DWS Bond VIP A
   2008...............   39     11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35
   2007...............   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -   3.44
   2006...............   57     13.90 - 14.01        799       4.01         0.70 - 0.80       3.88 -   3.98
   2005...............   85     13.38 - 13.47      1,143       3.39         0.70 - 0.80       1.78 -   1.89
   2004...............  102     13.14 - 13.22      1,351       3.77         0.70 - 0.80       4.54 -   4.64

--------
(ak)For the period beginning January 1, 2007 and ended April 30, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series I
  Sub-Accounts
  (continued):
   DWS Capital Growth VIP A
   2008................  122    $ 8.41 -  8.49     $1,032       1.14%        0.70 - 0.80%    -33.52 - -33.45%
   2007................  133     12.65 - 12.76      1,694       0.58         0.70 - 0.80      11.69 -  11.80
   2006................  156     11.32 - 11.41      1,779       0.63         0.70 - 0.80       7.66 -   7.77
   2005................  239     10.52 - 10.59      2,527       0.80         0.70 - 0.80       8.09 -   8.20
   2004................  204      9.73 -  9.79      1,991       0.55         0.70 - 0.80       7.12 -   7.23

   DWS Global Opportunities VIP A
   2008................   54     13.80 - 13.94        755       0.29         0.70 - 0.80     -50.37 - -50.32
   2007................   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -   8.56
   2006................   70     25.64 - 25.85      1,799       1.06         0.70 - 0.80      21.10 -  21.23
   2005................   89     21.17 - 21.33      1,899       0.60         0.70 - 0.80      17.25 -  17.36
   2004................   97     18.06 - 18.17      1,768       0.26         0.70 - 0.80      22.36 -  22.48

   DWS Growth and Income VIP A
   2008................   56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74
   2007................   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -   0.64
   2006................  110     11.23 - 11.32      1,240       0.92         0.70 - 0.80      12.72 -  12.83
   2005................  116      9.96 - 10.03      1,160       1.25         0.70 - 0.80       5.22 -   5.33
   2004................  141      9.47 -  9.52      1,340       0.95         0.70 - 0.80       9.28 -   9.39

   DWS International VIP A
   2008................   49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58
   2007................   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 -  13.78
   2006................   56     14.47 - 14.59        815       2.00         0.70 - 0.80      24.91 -  25.03
   2005................   74     11.59 - 11.67        866       1.66         0.70 - 0.80      15.24 -  15.36
   2004................   73     10.05 - 10.12        736       1.18         0.70 - 0.80      15.60 -  15.72

Investments in the DWS
  Variable Series II
  Sub-Accounts:
   DWS Balanced VIP A II
   2008................  155      8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84
   2007................  169     12.09 - 12.13      2,051       3.22         0.70 - 0.80       4.00 -   4.10
   2006................  179     11.63 - 11.65      2,090       2.62         0.70 - 0.80       9.36 -   9.47
   2005 (av)...........  238     10.63 - 10.64      2,531       0.00         0.70 - 0.80       6.33 -   6.41

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series II
  Sub-Accounts
  (continued):
   DWS Money Market VIP A II
   2008................    87   $10.67 - 10.70    $   935       2.62%        0.70 - 0.80%      1.83 -   1.93%
   2007................    98    10.48 - 10.50      1,033       4.98         0.70 - 0.80       4.16 -   4.27
   2006 (aw)...........   101    10.06 - 10.07      1,013       1.27         0.70 - 0.80       0.64 -   0.66

   DWS Small Cap Growth VIP A II
   2008................    39     6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86
   2007................    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -   5.45
   2006................    47    12.11 - 12.13        576       0.00         0.70 - 0.80       4.43 -   4.53
   2005 (av)...........    66    11.60 - 11.61        760       0.00         0.70 - 0.80      15.98 -  16.06

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2008................   628    10.50 - 11.85      7,592       2.60         1.15 - 1.85       0.66 -   1.38
   2007 (aq)...........   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85       2.84 -   3.58
   2006................   528    10.14 - 11.29      5,996       4.39         1.15 - 1.85       2.60 -   3.33
   2005................   573     9.88 - 10.92      6,335       2.59         1.15 - 1.85       0.81 -   1.53
   2004................   804     9.81 - 10.76      8,836       0.75         1.15 - 1.85      -1.05 -  -0.34

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2008................   630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17
   2007................   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 -  16.24
   2006................   988    12.89 - 19.03     15,497       1.27         1.15 - 1.65       9.89 -  10.44
   2005................ 1,152    11.73 - 17.23     16,506       0.28         1.15 - 1.65      15.03 -  15.60
   2004................ 1,201    11.68 - 11.93     14,967       0.30         1.25 - 1.65      13.59 -  14.04

   VIP Equity-Income
   2008................   109     7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31
   2007................   179    13.76 - 16.15      2,782       1.54         1.15 - 1.65      -0.14 -   0.36
   2006................   267    13.78 - 16.09      4,159       3.28         1.15 - 1.65      18.23 -  18.82
   2005................   413    11.65 - 13.54      5,397       1.69         1.15 - 1.65       4.14 -   4.66
   2004................   497    11.19 - 12.94      6,226       1.55         1.15 - 1.65       9.70 -  10.25

--------
(aq)On April 27, 2007 RidgeWorth International Equity merged into Federated Prime Money Fund II
(av)For the period beginning April 29, 2005, and ended December 31, 2005
(aw)For the period beginning November 3, 2006, and ending December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Growth
   2008..............   540   $ 5.70 -  7.32    $ 3,264        0.78%       1.15 - 1.65%    -48.03 - -47.77%
   2007..............   643    10.97 - 14.02      7,458        0.84        1.15 - 1.65      24.88 -  25.51
   2006..............   827     8.78 - 11.17      7,662        0.42        1.15 - 1.65       5.11 -   5.63
   2005.............. 1,080     6.45 - 10.58      9,443        0.51        1.15 - 1.65       4.07 -   4.59
   2004.............. 1,318     8.03 -  8.21     10,932        0.26        1.25 - 1.65       1.69 -   2.09

   VIP High Income
   2008..............   156     8.16 -  8.75      1,263        7.45        1.15 - 1.65     -26.21 - -25.84
   2007..............   233    11.06 - 11.80      2,567        7.51        1.15 - 1.65       1.10 -   1.60
   2006..............   298    10.94 - 11.61      3,249        6.94        1.15 - 1.65       9.42 -   9.97
   2005..............   379    10.00 - 10.56      3,766       14.71        1.15 - 1.65       1.02 -   1.53
   2004..............   431     9.32 -  9.42      4,231        7.36        1.25 - 1.45       8.02 -   8.23

   VIP Index 500
   2008..............   690     6.52 -  6.82      4,707        1.93        1.15 - 1.65     -38.03 - -37.72
   2007..............   904    10.47 - 11.01      9,912        3.62        1.15 - 1.65       3.70 -   4.23
   2006.............. 1,120    10.05 - 10.61     11,743        1.82        1.15 - 1.65      13.84 -  14.41
   2005.............. 1,435     8.27 -  8.78     13,080        1.82        1.15 - 1.65       3.11 -   3.63
   2004.............. 1,696     9.04 -  9.24     14,869        1.23        1.25 - 1.65       8.81 -   9.24

   VIP Investment Grade Bond
   2008..............   184    13.64 - 14.16      2,600        4.51        1.25 - 1.65      -4.83 -  -4.45
   2007..............   234    14.33 - 14.82      3,460        4.47        1.25 - 1.65       2.63 -   3.04
   2006..............   286    13.97 - 14.39      4,096        4.24        1.25 - 1.65       2.65 -   3.06
   2005..............   352    13.61 - 13.96      4,901        3.72        1.25 - 1.65       0.52 -   0.93
   2004..............   400    13.53 - 13.83      5,522        4.00        1.25 - 1.65       2.75 -   3.16

   VIP Overseas
   2008..............   172     7.22 -  7.25      1,437        2.21        1.15 - 1.65     -44.73 - -44.45
   2007..............   241    13.05 - 15.56      3,642        3.37        1.15 - 1.65      15.38 -  15.96
   2006..............   287    11.25 - 13.48      3,724        0.89        1.15 - 1.65      16.15 -  16.73
   2005..............   314     9.64 - 11.61      3,514        0.65        1.15 - 1.65      17.10 -  17.69
   2004..............   325     9.91 - 10.13      3,042        1.09        1.25 - 1.65      -0.88 -  12.22

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2008..................     5   $ 7.93 -  7.93    $     40      1.75%        1.35 - 1.35%    -36.81 - -36.81%
   2007..................     5    12.55 - 12.55          66      3.65         1.35 - 1.35      16.99 -  16.99
   2006..................     6    10.58 - 10.73          63      1.52         1.35 - 1.60       5.02 -   5.29
   2005..................     5    10.07 - 10.19          49      1.48         1.35 - 1.60       1.91 -   2.17
   2004..................     3     9.88 -  9.97          32      2.11         1.35 - 1.60       3.94 -   4.20

   VIP Contrafund (Service Class 2)
   2008.................. 8,276     8.18 -  8.59      62,220      0.84         1.29 - 2.59     -44.18 - -43.43
   2007.................. 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 -  15.78
   2006.................. 6,413    10.29 - 12.82      77,840      1.11         1.29 - 2.59       2.91 -   8.55
   2005.................. 2,203    11.81 - 11.92      26,417      0.01         1.29 - 2.59      18.12 -  19.17
   2004..................   114    11.90 - 12.13       1,376      0.21         1.35 - 1.85      13.03 -  13.60

   VIP Equity-Income (Service Class 2)
   2008..................   151     7.49 -  8.10       1,130      1.67         1.35 - 2.00     -43.96 - -43.59
   2007..................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 -  -0.10
   2006..................   300    13.28 - 14.57       3,979      2.94         1.35 - 2.00      17.54 -  18.31
   2005..................   314    11.23 - 12.40       3,533      1.43         1.35 - 2.00       4.15 -  23.99
   2004..................   316    12.53 - 12.53       3,424      1.36         1.50 - 1.50       9.57 -   9.57

   VIP Freedom 2010 Portfolio (Service Class 2)
   2008.................. 1,046     8.03 -  8.29       8,586      3.77         1.29 - 2.44     -27.00 - -26.13
   2007..................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -   7.02
   2006 (ax).............   328    10.42 - 10.48       3,433      2.90         1.29 - 2.24       4.15 -   4.83

   VIP Freedom 2020 Portfolio (Service Class 2)
   2008..................   724     7.39 -  7.57       5,433      2.80         1.29 - 2.19     -34.27 - -33.67
   2007..................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -   8.84
   2006 (ax).............   198    10.46 - 10.51       2,075      2.67         1.29 - 1.99       4.63 -   5.13

   VIP Freedom 2030 Portfolio (Service Class 2)
   2008..................   284     6.93 -  7.04       1,987      2.69         1.29 - 1.89     -39.34 - -38.97
   2007..................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -   9.64
   2006 (ax).............   109    10.48 - 10.52       1,146      2.56         1.29 - 1.89       4.79 -   5.22

--------
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Freedom Income Portfolio (Service Class 2)
   2008..................   275   $ 9.40 -  9.56    $ 2,616        4.16%       1.29 - 1.89%    -12.39 - -11.86%
   2007..................   179    10.73 - 10.84      1,936        5.64        1.29 - 1.89       3.90 -   4.54
   2006 (ax).............    54    10.33 - 10.37        561        5.44        1.29 - 1.89       3.31 -   3.73

   VIP Growth & Income (Service Class 2)
   2008.................. 1,138     7.47 -  7.84      8,791        0.99        1.29 - 2.59     -43.41 - -42.65
   2007.................. 1,126    13.19 - 13.67     15,234        1.45        1.29 - 2.59       8.95 -  10.41
   2006.................. 1,180    12.11 - 12.38     14,521        0.53        1.29 - 2.59       9.94 -  11.40
   2005 (av).............   621    11.02 - 11.11      6,884        0.00        1.29 - 2.59      10.16 -  11.14

   VIP Growth (Service Class 2)
   2008..................    63     5.43 -  5.64        359        0.61        1.35 - 1.85     -48.29 - -48.02
   2007..................    66    10.49 - 10.86        722        0.40        1.35 - 1.85      24.30 -  24.94
   2006..................    75     8.44 -  8.69        654        0.17        1.35 - 1.85       4.61 -   5.14
   2005..................    86     8.07 -  8.26        717        0.26        1.35 - 1.85       3.56 -   4.08
   2004..................   103     7.79 -  7.94        820        0.13        1.35 - 1.85       1.21 -   1.73

   VIP Growth Stock (Service Class 2)
   2008..................   187     6.25 -  6.43      1,192        0.00        1.29 - 2.29     -46.04 - -45.49
   2007..................   147    11.67 - 11.79      1,724        0.00        1.29 - 1.89      19.99 -  20.73
   2006 (ax).............    47     9.73 -  9.77        456        0.00        1.29 - 1.89      -2.74 -  -2.34

   VIP High Income (Service Class 2)
   2008..................   785     8.24 -  8.61      6,771        8.10        1.29 - 2.44     -26.97 - -26.11
   2007..................   964    11.29 - 11.65     11,264        8.39        1.29 - 2.44       0.03 -   1.21
   2006..................   950    11.28 - 11.51     11,001        9.54        1.29 - 2.44       8.32 -   9.60
   2005..................   549    10.41 - 10.50      5,887       14.03        1.29 - 2.59       4.05 -   4.98
   2004..................   108    12.17 - 12.40      1,335        7.85        1.35 - 1.85       7.36 -   7.91

   VIP Index 500 (Service Class 2)
   2008..................   871     6.77 -  6.98      6,059        2.16        1.29 - 2.44     -38.70 - -37.97
   2007..................   805    11.04 - 11.26      9,066        3.44        1.29 - 2.44       2.60 -   3.82
   2006..................   358    10.76 - 10.85      3,927        0.99        1.29 - 2.44       7.61 -   8.46
   2005..................   184     9.58 -  9.81      1,797        1.62        1.35 - 1.85       2.63 -   3.15
   2004..................   196     9.34 -  9.51      1,862        1.12        1.35 - 1.85       8.30 -   8.85

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Investment Grade Bond (Service Class 2)
   2008..................     1   $11.48 - 11.48    $     7       5.56%        1.50 - 1.50%     -4.91 -  -4.91%
   2007..................     1    12.08 - 12.08         18       4.44         1.50 - 1.50       2.51 -   2.51
   2006..................     2    11.78 - 11.78         21       3.44         1.50 - 1.50       2.58 -   2.58
   2005..................     2    11.49 - 11.49         24       3.40         1.50 - 1.50       0.37 -   0.37
   2004..................     2    11.44 - 11.44         25       4.04         1.50 - 1.50       2.63 -   2.63

   VIP Mid Cap (Service Class 2)
   2008.................. 2,113     8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39
   2007.................. 2,415    11.27 - 14.80     32,122       0.51         1.29 - 2.59      12.34 -  13.84
   2006.................. 1,846    13.17 - 13.47     22,815       0.11         1.29 - 2.59      10.96 -  31.72
   2005 (av).............   703    12.04 - 12.14      8,508       0.00         1.29 - 2.44      20.41 -  21.36

   VIP Money Market (Service Class 2)
   2008.................. 2,544    10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44
   2007..................   915    10.41 - 10.60      9,648       3.91         1.29 - 2.39       2.44 -   3.60
   2006 (ax)............. 1,088    10.16 - 10.23     11,107       2.58         1.29 - 2.39       1.58 -   2.35

   VIP Overseas (Service Class 2)
   2008..................    17     8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72
   2007..................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 -  15.46
   2006..................     9    13.17 - 13.56        135       0.51         1.35 - 1.85      16.19 -  31.73
   2005 (av).............     6    11.67 - 16.58         74       0.49         1.35 - 1.80      16.65 -  17.18
   2004..................     7    13.55 - 13.55         69       1.01         1.50 - 1.50      11.61 -  11.61

Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2008..................   437     7.97 -  8.36      3,600       0.12         1.29 - 2.59     -36.99 - -36.15
   2007..................   428    12.64 - 13.10      5,546       0.13         1.29 - 2.59      11.35 -  12.84
   2006..................   410    11.35 - 11.61      4,725       0.01         1.29 - 2.59       3.85 -  13.54
   2005 (av).............   131    11.09 - 11.18      1,457       0.15         1.29 - 2.44      10.90 -  11.78

--------
(av)For the period beginning April 29, 2005, and ended December 31, 2005
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense
                      Units     Unit Value     Net Assets  Investment        Ratio**       Total Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Growth and Income Securities
   2008..............  4,023  $ 9.66 - 10.54    $ 41,666      3.28%        1.29 - 2.69%    -36.89 - -35.98%
   2007..............  4,938   15.30 - 16.47      80,067      2.34         1.29 - 2.69      -6.31 -  -4.96
   2006..............  5,458   16.34 - 17.33      93,369      2.40         1.29 - 2.69      13.62 -  15.25
   2005..............  5,741   14.38 - 15.03      85,475      2.65         1.29 - 2.69       0.74 -   2.18
   2004..............  5,083   14.27 - 14.71      74,266      2.61         1.29 - 2.69       7.64 -   9.19

   Franklin High Income Securities
   2008..............    850    8.57 -  9.06       7,572      9.95         1.28 - 2.44     -25.25 - -24.35
   2007..............  1,006   11.46 - 11.97      11,886      6.29         1.28 - 2.44       0.20 -   1.40
   2006..............  1,172   11.44 - 11.80      13,689      6.41         1.28 - 2.44       6.70 -   7.98
   2005..............  1,146   10.72 - 10.93      12,447      6.61         1.28 - 2.44       0.80 -   2.00
   2004 (au).........    776   10.63 - 10.72       8,293      2.06         1.28 - 2.44       6.34 -   7.18

   Franklin Income Securities
   2008.............. 19,065    8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55
   2007.............. 23,607   12.86 - 13.51     315,068      3.56         1.28 - 2.59       1.06 -   2.43
   2006.............. 20,822   12.73 - 13.19     272,191      3.26         1.28 - 2.59      15.19 -  16.74
   2005.............. 12,501   11.05 - 11.30     140,500      3.28         1.28 - 2.59       0.31 -  10.50
   2004 (au).........  2,826   11.17 - 11.26      31,764      0.34         1.10 - 2.54      11.68 -  12.63

   Franklin Large Cap Growth Securities
   2008..............  5,906    7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37
   2007..............  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -   4.85
   2006..............  5,670   11.18 - 11.50      64,820      0.76         1.29 - 2.54       9.47 -  11.79
   2005..............  2,903   10.35 - 10.51      30,389      0.29         1.29 - 2.49      -0.24 -   3.49
   2004 (ay).........    176   10.50 - 10.53       1,850      0.00         1.29 - 2.44       5.03 -   5.33

   Franklin Small Cap Value Securities
   2008..............  2,695    8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87
   2007..............  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69      -5.02 -  -3.63
   2006..............  3,842   13.12 - 20.92      78,437      0.66         1.28 - 2.69      13.84 -  15.50
   2005..............  3,217   11.36 - 18.38      59,475      0.70         1.28 - 2.69       5.85 -  13.57
   2004..............  2,205   17.36 - 17.90      39,167      0.18         1.29 - 2.69      20.42 -  22.15

--------
(au)For the period beginning April 30, 2004 and ended December 31, 2004
(ay)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Small Mid-Cap Growth Securities
   2008..............    158  $11.14 - 12.89    $  1,742      0.00%        1.15 - 2.34%    -43.84 - -43.15%
   2007..............    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -   9.96
   2006..............    215   18.26 - 20.62       3,789      0.00         1.15 - 2.34       6.16 -   7.45
   2005..............    231   17.20 - 19.19       3,826      0.00         1.15 - 2.34       2.34 -   3.59
   2004..............    244   16.81 - 17.21       3,918      0.00         1.29 - 2.34       8.87 -  10.04

   Franklin U.S. Government
   2008..............  3,759   11.15 - 11.92      44,053      5.07         1.29 - 2.69       4.70 -   6.20
   2007..............  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -   5.22
   2006..............  1,941   10.27 - 10.66      20,542      4.27         1.29 - 2.69       1.23 -   2.68
   2005..............  1,485   10.14 - 10.39      15,353      4.40         1.29 - 2.69      -0.34 -   1.09
   2004 (au).........    704   10.18 - 10.27       7,221      0.56         1.10 - 2.69       1.76 -   2.74

   Mutual Discovery Securities
   2008..............  2,484    8.31 -  8.61      22,418      2.32         1.29 - 2.59     -30.31 - -29.38
   2007..............  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 -  10.40
   2006..............  1,515   10.95 - 13.85      18,246      0.68         1.29 - 2.54       9.47 -  21.47
   2005 (av).........    248   11.32 - 11.40       2,826      0.38         1.29 - 2.44      13.16 -  14.05

   Mutual Shares Securities
   2008.............. 10,508   10.51 - 14.59     109,605      2.92         1.15 - 2.69     -38.80 - -37.83
   2007.............. 13,307   17.18 - 23.46     223,678      1.50         1.15 - 2.69       0.68 -   2.29
   2006.............. 13,386   17.06 - 22.93     219,784      1.27         1.15 - 2.69      15.21 -  17.03
   2005.............. 10,392   14.81 - 19.60     147,674      0.87         1.15 - 2.69       7.59 -   9.29
   2004..............  5,727   10.97 - 13.77      78,149      0.70         1.28 - 2.69       9.60 -   9.75

   Templeton Developing Markets Securities
   2008..............  1,006   18.19 - 19.73      19,433      2.78         1.29 - 2.59     -53.93 - -53.32
   2007..............  1,213   27.76 - 39.48      50,314      2.27         1.15 - 2.59      25.43 -  27.31
   2006..............  1,202   21.81 - 31.48      39,374      1.08         1.15 - 2.59      24.78 -  26.63
   2005..............  1,123   17.22 - 25.23      29,194      1.15         1.15 - 2.59      24.14 -  72.20
   2004..............    706   20.32 - 20.90      14,632      1.59         1.29 - 2.59      21.48 -  23.10

--------
(au)For the period beginning April 30, 2004 and ended December 31, 2004
(av)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Templeton Foreign Securities
   2008...............  9,583  $ 9.79 - 12.82    $115,017       2.41%       1.15 - 2.69%    -41.98 - -41.06%
   2007............... 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 -  14.13
   2006............... 11,793   14.55 - 19.68     206,971       1.24        1.15 - 2.69      18.19 -  20.06
   2005...............  8,679   12.12 - 16.65     125,225       1.09        1.15 - 2.69       7.21 -   8.91
   2004...............  2,631   11.54 - 15.53      37,460       0.79        1.28 - 2.69      15.44 -  55.28

   Templeton Global Income Securities
   2008...............    152   16.76 - 23.30       2,867       3.98        1.15 - 2.39       3.67 -   4.99
   2007...............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -   9.73
   2006...............    219   14.92 - 20.22       3,600       3.13        1.15 - 2.39      10.08 -  11.48
   2005...............    272   13.56 - 18.14       4,101       6.12        1.15 - 2.39      -4.18 -  -5.39
   2004...............    305   14.33 - 14.69       4,800      10.86        1.29 - 2.39      12.00 -  13.26

   Templeton Growth Securities
   2008...............    122    8.31 - 11.97       1,369       1.70        1.15 - 1.85     -43.39 - -42.98
   2007...............    190   14.68 - 20.99       3,731       1.43        1.15 - 1.85       0.44 -   1.17
   2006...............    288   14.62 - 20.75       5,395       1.29        1.15 - 1.85      19.56 -  20.42
   2005...............    375   12.23 - 17.23       5,988       1.16        1.15 - 1.85       6.86 -   7.62
   2004...............    453   11.44 - 16.01       6,817       1.15        1.15 - 1.85      13.88 -  14.70

Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Capital Growth
   2008...............      4    4.81 -  7.27          21       0.13        1.15 - 1.65     -42.71 - -42.42
   2007...............      4    8.40 - 12.63          40       0.14        1.15 - 1.65       8.32 -   8.87
   2006...............      7    7.75 - 11.60          62       0.11        1.15 - 1.65       6.79 -   7.32
   2005...............      9    7.26 - 10.81          74       0.14        1.15 - 1.65       1.26 -   1.77
   2004...............     10    7.17 - 10.62          83       0.70        1.15 - 1.65       7.30 -   7.84

   VIT Growth and Income
   2008...............    623    7.87 -  8.27       5,075       1.81        1.29 - 2.59     -35.43 - -34.57
   2007...............    779   12.19 - 12.63       9,743       1.89        1.29 - 2.59      -2.35 -  -1.04
   2006...............    712   12.49 - 12.77       9,037       2.04        1.29 - 2.59      19.46 -  21.05
   2005...............    429   10.45 - 10.55       4,518       3.04        1.29 - 2.59       4.53 -   5.46
   2004...............      1   10.88 - 10.88           9       1.53        1.59 - 1.59      16.92 -  16.92

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   VIT Mid Cap Value
   2008..................   539   $ 7.88 -  8.27    $ 4,412       0.98%        1.29 - 2.59%    -38.36 - -37.53%
   2007..................   685    12.79 - 13.25      8,995       0.76         1.29 - 2.59      -0.02 -   1.32
   2006..................   789    12.79 - 13.07     10,255       1.04         1.29 - 2.59      13.16 -  14.67
   2005..................   667    11.30 - 11.40      7,597       1.06         1.29 - 2.59      13.00 -  14.01
   2004..................   < 1    20.78 - 20.78          9       0.59         1.37 - 1.37      24.17 -  24.17

   VIT Strategic International Equity
   2008..................   < 1     8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09
   2007..................   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15       5.68 -   5.68
   2006..................   < 1    15.48 - 15.48          7       0.56         1.15 - 1.15      20.71 -  20.71
   2005..................     3    12.42 - 12.82         33       0.30         1.15 - 1.59      11.92 -  12.41
   2004..................     3    11.10 - 11.41         31       1.29         1.15 - 1.59      11.69 -  14.06

   VIT Structured Small Cap Equity
   2008.................. 1,537     6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60
   2007.................. 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67
   2006.................. 1,871    12.32 - 20.87     23,572       0.81         1.15 - 2.59       9.37 -  10.99
   2005.................. 1,214    11.27 - 18.80     13,903       0.42         1.15 - 2.59       4.86 -  12.67
   2004..................    28    13.83 - 17.93        446       0.18         1.15 - 1.85      14.18 -  15.00

   VIT Structured U.S. Equity Fund
   2008.................. 1,068     7.24 -  7.60      8,002       1.54         1.29 - 2.59     -38.18 - -37.36
   2007.................. 1,182    11.71 - 12.13     14,182       1.09         1.29 - 2.59      -4.89 -  -3.61
   2006.................. 1,117    12.31 - 13.81     13,962       1.32         1.15 - 2.59       9.98 -  11.60
   2005..................   668    11.20 - 12.38      7,517       1.35         1.15 - 2.59      11.95 -   5.30
   2004..................    33     9.87 - 11.75        338       1.08         1.15 - 1.85      12.82 -  13.63

Investments in the Janus
  Aspen Series
  Sub-Account:
   Forty Portfolio
   2008..................     1    10.11 - 10.11         12       0.15         1.50 - 1.50     -44.99 - -44.99
   2007..................     1    18.39 - 18.39         23       0.40         1.50 - 1.50      34.93 -  34.93
   2006..................     2    13.63 - 13.63         22       0.35         1.50 - 1.50       7.71 -   7.71
   2005..................     2    12.65 - 12.65         21       0.21         1.50 - 1.50      11.16 -  11.16
   2004 (au).............     2    11.38 - 11.38         19       0.46         1.50 - 1.50      13.82 -  13.82

--------
(au)For the period beginning April 30, 2004 and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Account:
   Foreign Stock (Service Shares)
   2008 (j) (al).........   --        NA - NA         $--           NA         0.00 - 0.00%        NA - NA
   2007..................    2    $22.14 - 22.14       54         1.44%        1.50 - 1.50      16.47 -  16.47%
   2006..................    2     19.01 - 19.01       47         1.59         1.50 - 1.50      16.29 -  16.29
   2005..................    2     16.35 - 16.35       40         0.77         1.50 - 1.50       4.65 -   4.65
   2004..................    2     15.62 - 15.62       38         0.27         1.50 - 1.50      16.45 -  16.45

   International Growth (Service Shares)
   2008 (k) (al).........    2      9.70 -  9.70       24         0.00         1.50 - 1.50       0.00 -   0.00

Investments in the
  Lazard Retirement
  Series, Inc.
  Sub-Account:
   Emerging Markets
   2008..................  < 1     26.77 - 26.77        1         0.25         1.50 - 1.50     -49.49 - -49.49
   2007..................  < 1     52.99 - 52.99       21         0.99         1.50 - 1.50      31.30 -  31.30
   2006..................    1     40.36 - 40.36       24         0.53         1.50 - 1.50      28.00 -  28.00
   2005..................    1     31.35 - 31.35       22         0.21         1.50 - 1.50      38.67 -  38.67
   2004..................  < 1     22.74 - 22.74        9         0.63         1.50 - 1.50      28.63 -  28.63

Investments in the Legg
  Mason Variable
  Income Trust
  Sub-Accounts:
   Legg Mason Variable All Cap Portfolio I
   2007 (am)(ak).........   --        N/A -  N/A       --          N/A         0.00 - 0.00         N/A -   N/A
   2006..................    1     14.32 - 14.32        7         1.38         1.50 - 1.50      16.35 -  16.35
   2005..................    1     12.31 - 12.31        6         0.86         1.50 - 1.50       2.49 -   2.49
   2004..................    1     12.01 - 12.01        6         0.54         1.50 - 1.50       6.69 -   6.69
   2003..................    1     11.26 - 11.26        6         0.26         1.50 - 1.50      36.95 -  36.95

   Legg Mason Variable Fundamental Value Portfolio
   2008..................  < 1      5.93 -  5.93        1         0.52         1.50 - 1.50     -37.53 - -37.53
   2007 (am)(an).........    1      9.50 -  9.50        8         2.50         1.50 - 1.50      -5.01 -  -5.01

--------
(j)For the period beginning January 1, 2008 and ended April 29, 2008
(k)For the period beginning April 30, 2008 and ended December 31, 2008
(al)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(ak)For the period beginning January 1, 2007 and ended April 30, 2007
(am)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(an)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Legg
  Mason Partners
  Variable Portfolios I,
  Inc Sub-Accounts:
   Legg Mason Variable Investors Portfolio I
   2008..................   < 1   $ 8.67 -  8.67    $     1       0.30%        1.50 - 1.50%    -36.59 - -36.59%
   2007..................     1    13.68 - 13.68         10       1.32         1.50 - 1.50       2.33 -   2.33
   2006..................     1    13.37 - 13.37          9       1.65         1.50 - 1.50      16.49 -  16.49
   2005..................     1    11.47 - 11.47          8       1.19         1.50 - 1.50       4.93 -   4.93
   2004 (au).............     1    10.94 - 10.94          8       2.81         1.50 - 1.50       9.35 -   9.35

Investments in the Lord
  Abbett Series Fund
  Sub-Account:
   All Value
   2008..................   979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59
   2007.................. 1,132    13.16 - 13.74     15,380       0.52         1.29 - 2.59       3.94 -   5.34
   2006.................. 1,138    12.66 - 13.05     14,734       0.69         1.29 - 2.59      11.68 -  13.17
   2005..................   772    11.34 - 11.53      8,862       0.54         1.29 - 2.59       5.58 -  13.40
   2004 (ay).............   170    10.89 - 10.92      1,850       0.57         1.29 - 2.29       8.93 -   9.20

   Bond-Debenture
   2008.................. 3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60
   2007.................. 3,599    11.24 - 11.73     41,845       6.73         1.29 - 2.59       3.42 -   4.81
   2006.................. 3,077    10.86 - 11.19     34,209       7.41         1.29 - 2.59       6.50 -   7.92
   2005.................. 1,735    10.20 - 10.37     17,927       8.07         1.29 - 2.59       0.00 -   2.01
   2004 (ay).............   253    10.34 - 10.37      2,625       8.91         1.29 - 2.44       3.40 -   3.70

   Growth and Income
   2008.................. 3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24
   2007.................. 3,879    12.58 - 13.14     50,506       1.34         1.29 - 2.59       0.74 -   2.10
   2006.................. 3,372    12.49 - 12.87     43,120       1.52         1.29 - 2.59      14.25 -  15.76
   2005.................. 2,117    10.93 - 11.11     23,456       1.60         1.29 - 2.59       1.92 -   9.32
   2004 (ay).............   362    10.87 - 10.90      3,950       1.23         1.29 - 2.44       8.73 -   9.04

   Growth Opportunities
   2008.................. 1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04
   2007.................. 1,443    14.09 - 14.69     20,969       0.00         1.29 - 2.54      18.19 -  19.71
   2006.................. 1,072    11.92 - 12.27     13,057       0.00         1.29 - 2.54       6.51 -  19.22
   2005..................   459    11.35 - 11.52      5,268       0.00         1.29 - 2.44       3.28 -  13.51
   2004 (ay).............    68    11.12 - 11.15        753       0.00         1.29 - 2.34      11.23 -  11.53

--------
(au)For the period beginning April 30, 2004 and ended December 31, 2004
(ay) For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Lord
  Abbett Series Fund
  Sub-Accounts
  (continued):
   Mid-Cap Value
   2008................. 3,371   $ 7.40 -  7.83    $26,079       1.19%        1.29 - 2.59%    -40.93 - -40.14%
   2007................. 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59      -2.04 -  -0.72
   2006................. 3,997    12.79 - 13.18     52,336       0.57         1.29 - 2.59       9.33 -  10.79
   2005................. 3,079    11.70 - 11.90     36,499       0.74         1.29 - 2.59       6.83 -  17.01
   2004 (ay)............   411    11.10 - 11.14      4,574       0.47         1.29 - 2.44      11.03 -  11.36

Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts:
   MFS Growth (l)
   2008.................   113     4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13
   2007.................   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 -  19.78
   2006.................   247     5.59 - 11.83      2,192       0.00         1.15 - 1.65       6.13 -   6.66
   2005.................   319     5.27 - 11.09      2,641       0.00         1.15 - 1.65       7.41 -   7.94
   2004.................   387     4.90 - 10.27      2,926       0.00         1.15 - 1.65      11.11 -  11.67

   MFS High Income
   2008.................    49     9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38
   2007.................    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -   0.50
   2006.................    56    12.80 - 13.18        732       7.62         1.25 - 1.65       8.57 -   9.01
   2005.................    73    11.79 - 12.09        873       6.89         1.25 - 1.65       0.49 -   0.89
   2004.................    80    11.73 - 11.99        959       4.77         1.25 - 1.65       7.36 -   7.79

   MFS Investors Trust
   2008.................   225     6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85
   2007.................   278    11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -   9.04
   2006.................   334    10.20 - 11.52      3,493       0.50         1.15 - 1.65      11.15 -  11.71
   2005.................   401     8.60 - 10.31      3,774       0.55         1.15 - 1.65       5.56 -   6.09
   2004.................   436     8.69 -  8.88      3,878       0.60         1.25 - 1.65       9.53 -   9.97

   MFS New Discovery
   2008.................   165     8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02
   2007.................   199    11.78 - 15.04      3,080       0.00         1.15 - 1.65       0.83 -   1.34
   2006.................   226    14.91 - 19.46      3,434       0.00         1.15 - 1.65      11.37 -  11.92
   2005.................   261     8.56 - 10.39      3,548       0.00         1.15 - 1.65       3.53 -   4.02
   2004.................   306    12.94 - 13.22      4,000       0.00         1.25 - 1.65       4.78 -   5.20

--------
(l)Previously known as MFS Emerging Growth
(ay)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   MFS Research
   2008.................   91    $ 5.58 -  7.32     $  597       0.54%        1.15 - 1.65%    -37.13 - -36.82%
   2007.................  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 -  11.90
   2006.................  152      7.97 - 10.35      1,421       0.53         1.15 - 1.65       8.67 -   9.22
   2005.................  205      7.33 -  9.48      1,755       0.47         1.15 - 1.65       6.04 -   6.57
   2004.................  249      6.92 -  8.89      1,983       1.03         1.15 - 1.65      13.95 -  14.53

   MFS Research Bond
   2008.................  117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58
   2007.................  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -   2.91
   2006.................  173     14.02 - 14.44      2,489       4.09         1.25 - 1.65       2.35 -   2.76
   2005.................  214     13.70 - 14.05      2,997       5.20         1.25 - 1.65      -0.14 -   0.26
   2004.................  246     13.72 - 14.02      3,438       6.02         1.25 - 1.65       4.33 -   4.75

   MFS Utilities
   2008.................   11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51
   2007.................   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 -  26.43
   2006.................   20     17.52 - 18.00        350       1.73         1.15 - 1.65      29.12 -  79.97
   2005.................   13     13.57 - 13.80        173       0.52         1.35 - 1.65      15.28 -  35.71
   2004.................    8     11.83 - 11.97         96       1.43         1.35 - 1.69      28.02 -  28.45

Investments in the MFS
  Variable Insurance
  Trust (Service Class)
  Sub-Accounts:
   MFS Growth (Service Class) (m)
   2008.................   57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39
   2007.................   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 -  19.23
   2006.................   66      8.41 -  8.66        569       0.00         1.35 - 1.85       5.63 -   6.16
   2005.................   78      7.96 -  8.15        634       0.00         1.35 - 1.85       6.91 -   7.46
   2004.................   93      7.45 -  7.59        704       0.00         1.35 - 1.85      10.63 -  11.20

   MFS Investors Trust (Service Class)
   2008.................   34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16
   2007.................   59     11.16 - 11.55        676       0.63         1.35 - 1.85       7.99 -   8.54
   2006.................   72     10.34 - 10.64        759       0.26         1.35 - 1.85      10.61 -  11.18
   2005.................   77      9.34 -  9.57        733       0.31         1.35 - 1.85       5.05 -   5.58
   2004.................   87      8.90 -  9.06        790       0.43         1.35 - 1.85       9.07 -   9.63

--------
(m)Previously known as MFS Emerging Growth (Service Class)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation
                       Units     Unit Value     Net Assets  Investment    Expense Ratio**   Total Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  (Service Class)
  Sub-Accounts
  (continued):
   MFS New Discovery (Service Class)
   2008...............     43  $ 5.96 -  6.20    $    263      0.00%        1.35 - 1.85%    -40.64 - -40.34%
   2007...............     71   10.05 - 10.39         739      0.00         1.35 - 1.85       0.35 -   0.86
   2006...............    106   10.01 - 10.30       1,084      0.00         1.35 - 1.85      10.85 -  11.41
   2005...............    116    9.03 -  9.25       1,075      0.00         1.35 - 1.85       3.09 -   3.62
   2004...............    120   11.87 - 11.87       1,075      0.00         1.50 - 1.50       4.62 -   4.62

   MFS Research (Service Class)
   2008...............     23    6.83 -  7.10         161      0.32         1.35 - 1.85     -37.44 - -37.12
   2007...............     41   10.92 - 11.29         456      0.51         1.35 - 1.85      10.83 -  11.40
   2006...............     46    9.85 - 10.14         464      0.31         1.35 - 1.85       8.17 -   8.72
   2005...............     47    9.11 -  9.32         439      0.30         1.35 - 1.85       5.59 -   6.12
   2004...............     49    8.62 -  8.79         430      0.88         1.35 - 1.85      13.43 -  14.01

   MFS Utilities (Service Class)
   2008...............     80   10.85 - 11.28       1,080      1.36         1.35 - 1.85     -38.96 - -38.65
   2007...............     96   17.77 - 18.38       2,075      0.86         1.35 - 1.85      25.19 -  25.83
   2006...............    100   14.20 - 14.61       1,715      1.80         1.35 - 1.85      28.55 -  29.20
   2005...............    102   11.04 - 11.31       1,352      0.68         1.35 - 1.85      14.42 -  15.00
   2004...............     63   13.05 - 13.05         635      1.26         1.50 - 1.50      27.90 -  27.90

Investments in the
  Morgan Stanley
  Variable Investment
  Series
  Sub-Accounts:
   Aggressive Equity
   2008...............  1,256    5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22
   2007...............  1,607   11.02 - 12.00      24,269      0.00         0.70 - 1.98      17.30 -  18.82
   2006...............  2,252    9.36 - 10.10      28,821      0.00         0.70 - 2.05       5.66 -   7.09
   2005...............  2,887    8.86 -  9.43      30,046      0.00         0.70 - 2.05      20.68 -  22.31
   2004...............  3,564    7.34 -  7.71      36,091      0.01         0.70 - 2.05      10.43 -  11.93

   Dividend Growth
   2008...............  8,577    7.47 -  8.83     171,791      0.49         0.70 - 2.05     -37.65 - -36.80
   2007............... 10,695   11.98 - 13.97     343,677      1.25         0.70 - 2.05       2.10 -   3.49
   2006............... 13,870   11.74 - 13.50     439,541      1.33         0.70 - 2.05       8.85 -  10.32
   2005............... 18,424   10.78 - 12.24     545,559      1.26         0.70 - 2.05       3.47 -   4.87
   2004............... 22,317   10.42 - 11.67     696,586      1.55         0.70 - 2.05       6.26 -   7.70

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Capital Opportunities (n)
   2008...............  6,492  $ 5.21 -  5.21    $132,556      0.27%        0.70 - 2.05%    -48.69 - -47.99%
   2007...............  7,901   10.01 - 10.15     314,113      0.53         0.70 - 2.05      17.10 -  18.70
   2006............... 10,130    8.43 -  8.67     351,734      0.00         0.70 - 2.05       2.08 -   3.46
   2005............... 13,231    8.15 -  8.49     459,943      0.00         0.70 - 2.05      15.77 -  17.33
   2004............... 14,403    6.95 -  7.34     511,428      0.40         0.70 - 2.05       8.89 -  10.37

   European Equity (o)
   2008...............  2,531    7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10
   2007...............  3,140   13.87 - 14.56     117,877      1.67         0.70 - 2.05      13.24 -  14.78
   2006...............  3,921   12.24 - 12.68     131,420      1.72         0.70 - 2.05      27.58 -  29.31
   2005...............  5,072    9.60 -  9.81     134,885      1.17         0.70 - 2.05       6.49 -   7.93
   2004...............  5,979    9.01 -  9.09     167,620      1.12         0.70 - 2.05      10.45 -  11.95

   Global Advantage
   2008...............    903    6.08 -  6.25       5,841      1.09         0.70 - 2.05     -44.98 - -44.23
   2007...............  1,141   10.90 - 11.35      13,342      0.91         0.70 - 2.05      14.70 -  16.27
   2006...............  1,556    9.37 -  9.90      15,728      0.78         0.70 - 2.05      16.15 -  17.73
   2005...............  2,048    7.96 -  8.52      17,769      0.28         0.70 - 2.05       4.64 -   6.05
   2004...............  2,664    7.51 -  8.14      22,063      0.43         0.70 - 2.05      10.26 -  11.75

   Global Dividend Growth
   2008...............  3,937    8.94 - 10.27      57,768      2.88         0.70 - 2.05     -42.14 - -41.35
   2007...............  5,011   15.44 - 17.51     126,523      1.96         0.70 - 2.05       4.84 -   6.27
   2006...............  6,387   14.73 - 16.48     154,443      1.98         0.70 - 2.05      19.47 -  21.09
   2005...............  8,403   12.33 - 13.61     169,963      1.63         0.70 - 2.05       4.19 -   5.60
   2004............... 10,008   11.83 - 12.89     201,476      1.45         0.70 - 2.05      12.60 -  14.13

   High Yield
   2008...............  1,352    4.88 -  6.29      12,526      2.51         0.70 - 1.98     -24.64 - -23.66
   2007...............  1,685    6.40 -  8.30      20,551      6.67         0.70 - 2.05       2.05 -   3.44
   2006...............  2,215    6.19 -  8.13      26,456      6.92         0.70 - 2.05       7.08 -   8.53
   2005...............  2,986    5.70 -  7.60      33,636      6.98         0.70 - 2.05       0.12 -   1.47
   2004...............  3,956    5.62 -  7.59      46,919      7.46         0.70 - 2.05       7.61 -   9.08

--------
(n)Previously known as Equity
(o)Previously known as European Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Income Builder
   2008...............  1,177  $10.27 - 11.62    $ 15,008      0.80%        0.70 - 2.05%    -27.78 - -26.80%
   2007...............  1,483   14.22 - 15.87      26,173      2.78         0.70 - 2.05       1.10 -   2.48
   2006...............  1,893   14.06 - 15.49      32,764      2.59         0.70 - 2.05      11.90 -  13.42
   2005...............  2,399   12.57 - 13.66      37,101      2.63         0.70 - 2.05       4.79 -   6.21
   2004...............  3,118   11.99 - 12.86      46,418      3.61         0.70 - 2.05       8.71 -  10.19

   Income Plus (p)
   2008...............  4,810   11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56
   2007...............  6,146   13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -   5.24
   2006...............  7,370   12.76 - 15.28     170,943      5.03         0.70 - 2.05       3.56 -   4.96
   2005...............  9,929   12.32 - 14.56     219,645      5.10         0.70 - 2.05       1.23 -   2.61
   2004............... 12,316   12.17 - 14.19     276,600      5.45         0.70 - 2.05       3.09 -   4.49

   Limited Duration
   2008...............  1,529    9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50
   2007...............  2,071   11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -   2.22
   2006...............  2,750   11.04 - 12.33      32,271      4.68         0.70 - 1.85       2.37 -   3.56
   2005...............  3,545   10.78 - 11.91      40,508      3.87         0.70 - 1.85       0.01 -   1.16
   2004...............  4,395   10.61 - 11.77      50,056      4.12         0.70 - 2.05      -0.64 -   0.71

   Money Market
   2008...............  7,145   10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74
   2007...............  6,893   10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -   4.19
   2006...............  8,634   10.18 - 11.56     124,279      4.63         0.70 - 2.05       2.50 -   3.89
   2005...............  9,494    9.93 - 11.13     134,039      2.68         0.70 - 2.05       0.71 -   2.07
   2004............... 11,900    9.86 - 10.90     166,792      0.79         0.70 - 2.05      -1.18 -   0.16

   S&P 500 Index
   2008...............  3,976    6.52 -  6.91      30,896      2.46         0.70 - 2.05     -38.35 - -37.51
   2007...............  4,836   10.58 - 11.05      60,707      1.81         0.70 - 2.05       3.08 -   4.49
   2006...............  6,425   10.26 - 10.58      77,960      1.62         0.70 - 2.05      13.22 -  14.75
   2005...............  9,063    9.06 -  9.22      96,741      1.62         0.70 - 2.05       2.52 -   3.91
   2004............... 11,740    8.84 -  8.87     122,996      0.96         0.70 - 2.05       8.35 -   9.82

--------
(p)Previously known as Quality Income Plus

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Strategist
   2008...............  5,406  $ 9.92 - 11.42    $126,027      0.77%        0.70 - 2.05%    -25.53 - -24.51%
   2007...............  6,556   13.32 - 15.12     204,331      2.75         0.70 - 2.05       6.42 -   7.87
   2006...............  8,248   12.51 - 14.02     241,744      2.57         0.70 - 2.05      12.69 -  14.21
   2005............... 10,340   11.10 - 12.27     271,309      1.90         0.70 - 2.05       6.13 -   7.57
   2004............... 12,349   10.46 - 11.41     325,336      1.91         0.70 - 2.05       8.13 -   9.60

   Utilities
   2008...............  3,369    7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74
   2007...............  4,165   11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 -  19.49
   2006...............  5,184   10.03 - 10.73     132,186      1.99         0.70 - 2.05      17.88 -  19.48
   2005...............  6,612    8.50 -  8.98     143,844      2.34         0.70 - 2.05      12.30 -  13.82
   2004...............  7,513    7.57 -  7.89     157,840      2.49         0.70 - 2.05      18.21 -  19.82

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2008...............  1,870    9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66
   2007...............  2,335   19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 -  17.84
   2006...............  2,987   16.66 - 17.48      30,430      0.00         1.29 - 2.59       4.86 -   6.26
   2005...............  2,999   15.88 - 16.45      28,565      0.00         1.29 - 2.59      19.56 -  21.15
   2004...............  3,342   13.29 - 13.58      26,131      0.00         1.29 - 2.59       9.56 -  11.02

   Dividend Growth (Class Y Shares)
   2008...............  6,855    8.89 -  9.58      55,407      0.42         1.29 - 2.59     -38.11 - -37.28
   2007...............  8,452   14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -   2.55
   2006............... 10,201   14.19 - 14.90     129,082      1.12         1.29 - 2.59       7.97 -   9.40
   2005............... 11,696   13.15 - 13.62     135,625      1.08         1.29 - 2.59       2.63 -   4.00
   2004............... 11,891   12.81 - 13.10     132,693      1.43         1.29 - 2.59       5.41 -   6.81

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                     For the year ended December 31,
                         ------------------------------------ ------------------------------------------------
                                   Accumulation                                  Expense            Total
                         Units      Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s)  Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------  ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Capital Opportunities (Class Y Shares) (q)
   2008.................  6,953   $ 8.74 -  9.42    $ 44,054      0.19%        1.29 - 2.59%    -49.10 - -48.42%
   2007.................  8,548    17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 -  17.69
   2006................. 10,777    14.79 - 15.53     110,189      0.00         1.29 - 2.59       1.23 -  55.26
   2005................. 12,195    14.61 - 15.14     119,287      0.00         1.29 - 2.59      14.85 -  16.38
   2004................. 13,667    12.72 - 13.01     112,120      0.22         1.29 - 2.59       7.99 -   9.43

   European Equity (Class Y Shares) ( r )
   2008.................  2,096    11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58
   2007.................  2,706    20.68 - 22.00      39,508      1.47         1.29 - 2.59      12.34 -  13.85
   2006.................  3,485    18.41 - 19.32      44,439      1.49         1.29 - 2.59      26.52 -  28.21
   2005.................  3,838    14.55 - 15.07      38,367      0.97         1.29 - 2.59       5.56 -   6.96
   2004.................  4,429    13.78 - 14.09      41,305      0.98         1.29 - 2.59       9.57 -  11.03

   Global Advantage (Class Y Shares)
   2008.................    688    10.13 - 10.92       4,424      0.73         1.29 - 2.59     -45.41 - -44.68
   2007.................    857    18.56 - 19.75      10,007      0.68         1.29 - 2.59      13.65 -  15.17
   2006.................  1,036    16.33 - 17.15      10,541      0.55         1.29 - 2.59      15.29 -  16.83
   2005.................  1,190    14.17 - 14.68      10,387      0.05         1.29 - 2.59       3.69 -   5.07
   2004.................  1,302    13.66 - 13.97      10,869      0.30         1.29 - 2.59       9.38 -  10.84

   Global Dividend Growth (Class Y Shares)
   2008.................  2,979    10.50 - 11.32      28,497      2.54         1.29 - 2.59     -42.62 - -41.85
   2007.................  3,861    18.29 - 19.46      63,372      1.77         1.29 - 2.59       3.99 -   5.38
   2006.................  4,671    17.59 - 18.47      72,767      1.74         1.29 - 2.59      18.46 -  20.04
   2005.................  5,317    14.85 - 15.38      69,331      1.47         1.29 - 2.59       3.43 -   4.81
   2004.................  5,319    14.36 - 14.68      65,871      1.37         1.29 - 2.59      11.68 -  13.17

   High Yield (Class Y Shares)
   2008.................  1,904     9.57 - 10.32      12,774      2.49         1.29 - 2.59     -25.19 - -24.19
   2007.................  2,582    12.79 - 13.61      22,673      6.45         1.29 - 2.59       1.20 -   2.55
   2006.................  3,372    12.64 - 13.27      28,708      6.71         1.29 - 2.59       6.19 -   7.61
   2005.................  4,278    11.90 - 12.33      33,289      7.05         1.29 - 2.59      -0.71 -   0.61
   2004.................  4,910    11.99 - 12.25      37,267      7.51         1.29 - 2.59       6.73 -   8.15

--------
(q)Previously known as Equity (Class Y Shares)
(r)Previously known as European Growth (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Income Builder (Class Y Shares)
   2008...............  1,415  $10.33 - 11.14    $ 14,458      0.76%        1.29 - 2.59%    -28.35 - -27.39%
   2007...............  2,330   14.42 - 15.34      33,014      2.58         1.29 - 2.59       0.19 -   1.53
   2006...............  3,086   14.39 - 15.11      43,341      2.37         1.29 - 2.59      11.02 -  12.49
   2005...............  3,485   12.96 - 13.43      43,791      2.46         1.29 - 2.59       3.95 -   5.34
   2004...............  3,881   12.47 - 12.75      46,473      3.55         1.29 - 2.59       7.85 -   9.29

   Income Plus (Class Y Shares) (s)
   2008............... 11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28
   2007............... 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -   4.36
   2006............... 16,996   10.78 - 11.31     205,030      5.01         1.29 - 2.59       2.62 -   3.98
   2005............... 16,194   10.50 - 10.88     191,363      4.85         1.29 - 2.59       0.41 -   1.75
   2004............... 14,099   10.46 - 10.69     170,081      5.24         1.29 - 2.59       2.35 -   3.72

   Limited Duration (Class Y Shares)
   2008...............  6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31
   2007...............  9,079    9.82 - 10.45      97,624      5.00         1.29 - 2.59       0.12 -   1.47
   2006............... 10,388    9.81 - 10.29     110,355      4.47         1.29 - 2.59       1.34 -   2.69
   2005............... 11,553    9.68 - 10.03     120,269      3.70         1.29 - 2.59      -1.11 -   0.20
   2004............... 11,437    9.79 - 10.00     120,213      4.01         1.29 - 2.59      -1.45 -  -0.13

   Money Market (Class Y Shares)
   2008............... 10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88
   2007...............  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -   3.31
   2006...............  9,658    9.80 - 10.29      99,058      4.44         1.29 - 2.59       1.66 -   3.01
   2005...............  9,420    9.64 -  9.99      94,188      2.51         1.29 - 2.59       1.21 -  -0.11
   2004...............  8,639    9.65 -  9.87      85,984      0.59         1.29 - 2.59      -1.99 -  -0.68

   S&P 500 Index (Class Y Shares)
   2008...............  9,510    9.20 -  9.92      71,982      2.11         1.29 - 2.59     -38.90 - -38.08
   2007............... 11,519   15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -   3.64
   2006............... 13,991   14.73 - 15.46     161,681      1.43         1.29 - 2.59      12.24 -  13.73
   2005............... 15,651   13.12 - 13.60     157,007      1.40         1.29 - 2.59       1.74 -   3.09
   2004............... 16,146   12.90 - 13.19     151,930      0.81         1.29 - 2.59       7.44 -   8.87

--------
(s)Previously known as Quality Income Plus (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                   For the year ended December 31,
                           -------------------------------- ------------------------------------------------
                                    Accumulation     Net                       Expense            Total
                           Units     Unit Value     Assets   Investment        Ratio**          Return***
                           (000s) Lowest to Highest (000s)  Income Ratio* Lowest to Highest Lowest to Highest
                           ------ ----------------- ------- ------------- ----------------- -----------------
Investments in the Morgan
  Stanley Variable
  Investment Series
  (Class Y Shares)
  Sub-Accounts
  (continued):
   Strategist (Class Y Shares)
   2008................... 4,861   $11.73 - 12.65   $51,318     0.72%        1.29 - 2.59%    -26.17 - -25.18%
   2007................... 6,083    15.89 - 16.91    85,755     2.54         1.29 - 2.59       5.55 -   6.97
   2006................... 7,497    15.06 - 15.81    98,826     2.40         1.29 - 2.59      11.79 -  13.27
   2005................... 8,176    13.47 - 13.95    94,837     1.72         1.29 - 2.59       5.27 -   6.67
   2004................... 8,876    12.79 - 13.08    95,972     1.74         1.29 - 2.59       7.26 -   8.70

   Utilities (Class Y Shares)
   2008................... 1,834    13.19 - 14.22    15,980     0.56         1.29 - 2.59     -35.17 - -34.31
   2007................... 2,333    20.35 - 21.65    30,831     1.63         1.29 - 2.59      16.92 -  18.48
   2006................... 2,977    17.40 - 18.27    33,317     1.79         1.29 - 2.59      16.93 -  18.48
   2005................... 3,375    14.88 - 15.42    32,047     2.19         1.29 - 2.59      11.40 -  12.88
   2004................... 3,569    13.36 - 13.66    29,343     2.33         1.29 - 2.59      17.17 -  18.73

Investments in the
  Neuberger & Berman
  Advisors Management
  Trust Sub-Accounts:
   AMT Mid-Cap Growth
   2008...................    --       NA -   NA         --       NA         0.00 - 0.00         NA -  NA
   2007...................   < 1    18.97 - 18.97         6     0.00         1.59 - 1.59      20.59 -  20.59
   2006...................   < 1    15.73 - 16.01         7     0.00         1.37 - 1.59      12.89 -  13.14
   2005...................     2    13.93 - 14.38        32     0.00         1.15 - 1.59      11.95 -  12.44
   2004...................     2    12.45 - 12.79        28     0.00         1.15 - 1.59      14.47 -  14.98

   AMT Partners
   2008...................     4     7.76 -  7.76        31     0.38         1.59 - 1.59     -53.15 - -53.15
   2007...................     7    16.57 - 16.57       120     0.58         1.59 - 1.59       7.60 -   7.60
   2006...................     9    15.40 - 15.40       142     0.67         1.59 - 1.59      10.48 -  10.48
   2005...................    11    13.94 - 13.94       159     0.96         1.59 - 1.59      16.19 -  16.19
   2004...................    12    12.00 - 12.00       140     0.01         1.59 - 1.59      17.10 -  17.10

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts:
   Oppenheimer Balanced
   2008................   237   $ 8.17 -  8.22    $ 1,884       3.47%        1.15 - 1.80%    -44.49 - -44.12%
   2007................   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -   2.59
   2006................   583    12.42 - 14.25      8,116       2.33         1.15 - 1.85       9.10 -   9.88
   2005................   808    11.38 - 12.97     10,497       1.81         1.15 - 1.85       1.97 -   2.70
   2004................   948    11.16 - 12.63     12,084       1.04         1.15 - 1.85       8.06 -   8.84

   Oppenheimer Capital Appreciation
   2008................   693     5.49 -  6.89      4,515       0.16         1.15 - 1.85     -46.53 - -46.14
   2007................   919    10.27 - 12.79     11,166       0.23         1.15 - 1.85      12.03 -  12.84
   2006................ 1,171     9.17 - 11.33     12,520       0.38         1.15 - 1.85       5.96 -   6.72
   2005................ 1,368     8.65 - 10.62     13,704       0.91         1.15 - 1.85       3.16 -   3.90
   2004................ 1,553    10.58 - 10.81     14,953       0.31         1.25 - 1.65       5.19 -   5.61

   Oppenheimer Core Bond
   2008................   215     8.32 -  8.64      1,849       5.63         1.25 - 1.65     -40.05 - -39.81
   2007................   274    13.89 - 14.36      3,908       5.19         1.25 - 1.65       2.67 -   3.09
   2006................   295    13.52 - 13.93      4,089       5.42         1.25 - 1.65       3.56 -   3.97
   2005................   347    13.06 - 13.40      4,634       5.38         1.25 - 1.65       0.91 -   1.32
   2004................   399    12.94 - 13.22      5,253       4.64         1.25 - 1.65       3.77 -   4.18

   Oppenheimer Global Securities
   2008................   415     9.25 - 12.41      4,878       1.66         1.15 - 1.85     -41.30 - -40.87
   2007................   578    15.75 - 20.99     11,553       1.40         1.15 - 1.85       4.34 -   5.10
   2006................   635    15.10 - 19.97     12,151       1.05         1.15 - 1.85      15.52 -  16.35
   2005................   731    13.07 - 17.16     12,029       1.00         1.15 - 1.85      12.20 -  13.00
   2004................   788    15.96 - 16.31     11,428       1.21         1.25 - 1.65      17.21 -  17.68

   Oppenheimer High Income
   2008................   119     2.72 -  2.78        327       9.47         1.25 - 1.45     -78.98 - -78.94
   2007................   133    12.96 - 13.18      1,743       7.40         1.25 - 1.45      -1.55 -  -1.35
   2006................   144    13.16 - 13.36      1,908       7.32         1.25 - 1.45       7.85 -   8.07
   2005................   161    12.05 - 12.36      1,982       6.77         1.25 - 1.65       0.64 -   1.05
   2004................   174    11.97 - 12.23      2,117       5.84         1.25 - 1.65       7.18 -   7.61

   Oppenheimer Main Street
   2008................   362     7.03 -  7.07      2,499       1.67         1.15 - 1.85     -39.61 - -39.17
   2007................   542    11.56 - 11.71      6,186       1.09         1.15 - 1.85       2.48 -   3.22
   2006................   751    11.19 - 11.43      8,286       1.20         1.15 - 1.85      12.90 -  13.71
   2005................   973     9.84 - 10.12      9,394       1.39         1.15 - 1.85       4.02 -   4.77
   2004................ 1,169     9.40 -  9.73     10,777       0.84         1.15 - 1.85       7.43 -   8.21

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Cap (t)
   2008.................   135   $12.49 - 12.97    $ 1,741       0.55%        1.25 - 1.65%    -38.85 - -38.60%
   2007.................   189    20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 -  -2.44
   2006.................   218    21.02 - 21.65      4,716       0.16         1.25 - 1.65      13.12 -  13.57
   2005.................   238    18.58 - 19.06      4,521       0.00         1.25 - 1.65       8.13 -   8.56
   2004.................   256    17.18 - 17.56      4,484       0.00         1.25 - 1.65      17.47 -  17.94

   Oppenheimer MidCap Fund
   2008.................   136     5.14 -  5.26        641       0.00         1.15 - 1.85     -50.01 - -49.65
   2007.................   208    10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -   5.11
   2006.................   290     9.71 - 10.07      2,481       0.00         1.15 - 1.85       1.06 -   1.78
   2005.................   351     9.54 -  9.97      2,923       0.00         1.15 - 1.85      10.26 -  11.05
   2004.................   397     8.59 -  9.04      2,956       0.00         1.15 - 1.85      17.56 -  18.41

   Oppenheimer Strategic Bond
   2008.................   284    12.63 - 14.12      3,812       6.36         1.15 - 2.00     -15.92 - -15.19
   2007.................   405    15.03 - 16.65      6,438       3.77         1.15 - 2.00       7.49 -   8.43
   2006.................   426    13.98 - 15.36      6,285       4.52         1.15 - 2.00       5.34 -   6.26
   2005.................   519    13.27 - 14.45      7,252       4.52         1.15 - 2.00       1.50 -  32.72
   2004.................   565    13.32 - 14.24      7,816       5.17         1.15 - 1.85       6.66 -   7.43

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)
   2008................. 1,944     8.38 -  9.09     17,362       2.83         1.29 - 2.59     -45.08 - -44.34
   2007................. 2,462    15.26 - 16.34     39,598       2.43         1.29 - 2.59       0.79 -   2.14
   2006................. 2,694    15.14 - 15.99     42,541       1.92         1.29 - 2.59       7.99 -   9.43
   2005................. 2,791    14.02 - 14.61     40,379       1.52         1.29 - 2.59       1.00 -   2.34
   2004................. 2,497    13.88 - 14.28     35,401       0.78         1.29 - 2.59       8.38 -  38.83

--------
(t)Previously known as Oppenheimer Main Street Small Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Capital Appreciation (SS)
   2008................ 4,530   $ 7.93 -  8.60    $ 38,313      0.00%        1.29 - 2.69%    -47.13 - -46.36%
   2007................ 5,117    15.00 - 16.04      80,890      0.01         1.29 - 2.69      10.78 -  12.38
   2006................ 5,621    13.54 - 14.27      79,301      0.19         1.29 - 2.69       4.79 -   6.30
   2005................ 5,122    12.92 - 13.42      68,185      0.58         1.29 - 2.69       2.05 -   3.51
   2004................ 3,109    12.66 - 12.97      40,076      0.20         1.29 - 2.69       3.75 -   5.24

   Oppenheimer Core Bond (SS)
   2008................ 5,071     6.22 -  6.54      32,809      5.08         1.29 - 2.44     -40.56 - -39.86
   2007................ 5,214    10.44 - 10.88      56,223      4.34         1.29 - 2.54       1.43 -   2.74
   2006................ 3,076    10.29 - 10.59      32,374      1.98         1.29 - 2.54       2.88 -   3.58
   2005................   658    10.07 - 10.22       6,697      1.81         1.29 - 2.44       0.73 -   1.02
   2004 (ay)...........    68    10.10 - 10.12         687      0.00         1.29 - 2.09       0.97 -   1.18

   Oppenheimer Global Securities (SS)
   2008................ 1,565    12.51 - 13.52      20,791      1.35         1.29 - 2.54     -41.85 - -41.10
   2007................ 1,975    21.51 - 22.96      44,656      1.18         1.29 - 2.54       3.37 -   4.71
   2006................ 2,040    20.80 - 21.92      44,168      0.86         1.29 - 2.54      14.39 -  15.85
   2005................ 1,931    18.19 - 18.92      36,192      0.75         1.29 - 2.54      11.17 -  12.59
   2004................ 1,671    16.36 - 16.81      27,890      1.06         1.29 - 2.54      17.35 -  63.59

   Oppenheimer High Income (SS)
   2008................ 4,041     2.91 -  3.16      12,541      8.10         1.29 - 2.59     -79.13 - -78.85
   2007................ 2,526    13.95 - 14.93      37,113      7.13         1.29 - 2.59      -3.06 -  -1.76
   2006................ 2,719    14.39 - 15.19      40,761      7.14         1.29 - 2.59       6.41 -   7.82
   2005................ 2,743    13.52 - 14.09      38,255      5.88         1.29 - 2.59      -0.63 -   0.69
   2004................ 2,292    13.61 - 13.99      31,835      4.80         1.29 - 2.59       7.33 -  36.05

   Oppenheimer Main Street (SS)
   2008................ 6,195     9.24 - 10.09      61,294      1.29         1.29 - 2.69     -40.28 - -39.42
   2007................ 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -   2.80
   2006................ 7,324    15.27 - 16.20     117,037      0.94         1.29 - 2.69      11.68 -  13.28
   2005................ 6,155    13.67 - 14.30      87,051      0.96         1.29 - 2.69       2.90 -   4.38
   2004................ 4,263    13.29 - 13.70      57,933      0.62         1.29 - 2.69       6.21 -   7.74

--------
(ay)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Cap (SS) (u)
   2008................ 2,004   $11.68 - 12.67    $ 24,922      0.29%        1.29 - 2.59%    -39.61 - -38.80%
   2007................ 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 -  -2.67
   2006................ 2,636    20.15 - 21.28      55,315      0.02         1.29 - 2.59      11.70 -  13.18
   2005................ 2,340    18.04 - 18.80      43,534      0.00         1.29 - 2.59       6.88 -   8.30
   2004................ 1,714    16.88 - 17.36      29,516      0.00         1.29 - 2.59      16.09 -  17.64

   Oppenheimer MidCap Fund (SS)
   2008................ 1,041     8.02 -  8.64       8,817      0.00         1.29 - 2.49     -50.48 - -49.87
   2007................ 1,246    16.19 - 17.24      21,104      0.00         1.29 - 2.49       3.38 -   4.66
   2006................ 1,382    15.66 - 16.47      22,453      0.00         1.29 - 2.49       0.15 -   1.38
   2005................ 1,215    15.61 - 16.25      19,532      0.00         1.29 - 2.54       9.15 -  10.54
   2004................   946    14.31 - 14.70      13,794      0.00         1.29 - 2.54      16.40 -  17.89

   Oppenheimer Strategic Bond (SS)
   2008................ 7,484    11.70 - 12.78      93,918      5.46         1.29 - 2.69     -16.79 - -15.59
   2007................ 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -   8.13
   2006................ 9,618    13.20 - 14.00     132,951      4.00         1.29 - 2.69       4.36 -   5.85
   2005................ 8,740    12.65 - 13.22     114,446      3.64         1.29 - 2.69      -0.27 -   1.16
   2004................ 6,045    12.68 - 13.07      78,449      3.76         1.29 - 2.69       5.52 -   7.04

Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account:
   Foreign Bond (US Dollar-Hedged) (v)
   2008................   < 1    11.50 - 11.50           2      3.76         1.50 - 1.50      -3.85 -  -3.85
   2007................   < 1    11.96 - 11.96           3      3.30         1.50 - 1.50       2.07 -   2.07
   2006................   < 1    11.72 - 11.72           3      3.19         1.50 - 1.50       0.66 -   0.66
   2005................   < 1    11.64 - 11.64           3      2.62         1.50 - 1.50       3.57 -   3.57
   2004................   < 1    11.24 - 11.24           2      1.92         1.50 - 1.50       3.98 -   3.98

--------
(u)Previously known as Oppenheimer Main Street Small Cap Growth (SC)
(v)Previously known as Foreign Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                              At December 31,                    For the year ended December 31,
                    ----------------------------------- ------------------------------------------------
                             Accumulation                                  Expense            Total
                    Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                    (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account
  (continued):
   Money Market
   2008............     2   $10.71 - 10.71    $    23       2.32%        1.50 - 1.50%      0.72 -   0.72%
   2007............     2    10.63 - 10.63         25       4.34         1.50 - 1.50       3.30 -   3.30
   2006............     1    10.29 - 10.29          9       4.50         1.50 - 1.50       3.05 -   3.05
   2005............     1     9.99 -  9.99          9       1.89         1.50 - 1.50       1.23 -   1.23
   2004............     2     9.86 -  9.86         18       0.91         1.50 - 1.50      -0.63 -  -0.63

   PIMCO Total Return
   2008............   < 1    13.08 - 13.08          3       3.14         1.50 - 1.50       3.25 -   3.25
   2007............     1    12.67 - 12.67         15       4.83         1.50 - 1.50       7.13 -   7.13
   2006............     1    11.83 - 11.83         13       4.56         1.50 - 1.50       2.30 -   2.30
   2005............     1    11.56 - 11.56         10       5.05         1.50 - 1.50       0.91 -   0.91
   2004............   < 1    11.46 - 11.46          1       1.76         1.50 - 1.50       3.31 -   3.31

   PIMCO VIT Commodity RealReturn Strategy
   2008............   318     6.21 -  6.41      2,015       6.55         1.29 - 2.44     -45.23 - -44.58
   2007............   226    11.34 - 11.57      2,599       4.29         1.29 - 2.44      20.12 -  21.55
   2006 (ax).......   214     9.44 -  9.52      2,034       5.88         1.29 - 2.44      -5.58 -  -4.83

   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2008............    90     9.14 -  9.43        840       8.08         1.29 - 2.44     -16.75 - -15.77
   2007............    66    10.98 - 11.20        740       6.02         1.29 - 2.44       3.14 -   4.36
   2006 (ax).......    43    10.65 - 10.73        458       3.30         1.29 - 2.44       6.48 -   7.32

   PIMCO VIT Real Return (Advisor Shares)
   2008............   814     9.84 - 10.15      8,164       4.52         1.29 - 2.44      -9.40 -  -8.33
   2007............   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19       8.14 -   9.14
   2006 (ax).......   178    10.08 - 10.15      1,798       2.98         1.29 - 2.19       0.84 -   1.46

   PIMCO VIT Total Return (Advisor Shares)
   2008............ 2,039    11.10 - 11.45     23,112       4.90         1.29 - 2.44       2.16 -   3.36
   2007............ 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39       6.05 -   7.25
   2006 (ax)....... 1,168    10.25 - 10.33     12,031       3.13         1.29 - 2.39       2.51 -   3.29

--------
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Premier VIT
  Sub-Accounts:
   NACM Small Cap (w)
   2008...............   < 1   $10.40 - 10.40    $     1       0.00%        1.50 - 1.50%    -42.51 - -42.51%
   2007...............   < 1    18.08 - 18.08          2       0.00         1.50 - 1.50      -0.94 -  -0.94
   2006...............   < 1    18.26 - 18.26          2       0.00         1.50 - 1.50      22.23 -  22.23
   2005...............   < 1    14.94 - 14.94          2       0.00         1.50 - 1.50      -1.44 -  -1.44
   2004...............   < 1    15.15 - 15.15          2       0.04         1.50 - 1.50      16.11 -  16.11

   OpCap Balanced
   2008...............     1     7.61 -  7.61          6       2.45         1.50 - 1.50     -32.21 - -32.21
   2007...............     1    11.22 - 11.22         10       1.40         1.50 - 1.50      -5.88 -  -5.88
   2006...............     1    11.92 - 11.92         10       0.80         1.50 - 1.50       9.14 -   9.14
   2005...............     1    10.92 - 10.92          9       0.28         1.50 - 1.50       1.20 -   1.20
   2004 (au)..........     1    10.79 - 10.79         10       0.00         1.50 - 1.50       7.94 -   7.94

Investments in the
  Putnam Variable
  Trust Sub-Accounts:
   VT American Government Income
   2008............... 3,186    12.43 - 14.39     41,621       4.82         0.80 - 2.15      -1.86 -  -0.50
   2007............... 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15       6.02 -   7.49
   2006............... 4,029    11.94 - 13.46     49,819       4.18         0.80 - 2.15       1.01 -   2.40
   2005............... 4,674    11.82 - 13.14     56,674       3.27         0.80 - 2.15      -0.82 -   0.55
   2004............... 5,447    11.92 - 13.07     66,003       3.83         0.80 - 2.15       0.45 -   1.84

   VT Capital Appreciation
   2008............... 1,199     5.10 -  5.70      6,499       0.45         0.80 - 2.15     -39.72 - -38.89
   2007............... 1,468     8.46 -  9.32     13,118       0.15         0.80 - 2.15      -8.96 -  -7.70
   2006............... 1,670     9.29 - 10.10     16,265       0.11         0.80 - 2.15       9.91 -  11.43
   2005............... 1,917     8.45 -  9.06     16,847       0.43         0.80 - 2.15       5.56 -   7.02
   2004............... 2,103     8.01 -  8.47     17,376       0.00         0.80 - 2.15      12.24 -  13.78

   VT Capital Opportunities
   2008...............   289    10.13 - 10.95      3,065       0.45         0.80 - 2.15     -36.58 - -35.70
   2007...............   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28
   2006...............   446    18.29 - 18.98      8,302       0.09         0.80 - 1.80      13.15 -  14.30
   2005...............   393    16.04 - 16.61      6,431       0.00         0.80 - 2.10       9.28 -  60.37
   2004...............   233    14.95 - 15.20      3,508       4.42         0.80 - 1.80      16.00 -  17.18

--------
(w)Previously known as OpCap Small Cap
(au)For the period beginning April 30, 2004 and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                     For the year ended December 31,
                        ------------------------------------ ------------------------------------------------
                                  Accumulation                                  Expense            Total
                        Units      Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s)  Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------  ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Discovery Growth
   2008................  2,154   $ 3.17 -  3.54    $  7,383      0.00%        0.80 - 2.15%    -44.52 - -43.75%
   2007................  2,620     5.71 -  6.29      16,059      0.00         0.80 - 2.15       7.93 -   9.43
   2006................  2,971     5.29 -  5.75      16,757      0.00         0.80 - 2.15       8.69 -  10.18
   2005................  3,413     4.87 -  5.22      17,568      0.00         0.80 - 2.15       4.95 -   6.39
   2004................  4,137     4.64 -  4.91      20,140      0.00         0.80 - 2.15       5.26 -   6.72

   VT Diversified Income
   2008................  3,545     9.46 - 10.73      35,080      6.81         0.80 - 2.15     -32.30 - -31.37
   2007................  4,904    13.97 - 15.64      71,148      5.14         0.80 - 2.15       1.88 -   3.29
   2006................  5,915    13.71 - 15.14      83,598      5.74         0.80 - 2.15       4.01 -   5.45
   2005................  6,486    13.18 - 14.36      87,435      7.39         0.80 - 2.15       0.84 -   2.23
   2004................  6,968    13.07 - 14.05      92,393      9.33         0.80 - 2.15       6.85 -   8.33

   VT Equity Income
   2008................  1,857    10.70 - 11.57      20,816      2.05         0.80 - 2.15     -32.62 - -31.69
   2007................  2,132    15.88 - 16.93      35,171      1.40         0.80 - 2.15       0.96 -   2.36
   2006................  2,267    15.73 - 16.54      36,750      1.08         0.80 - 2.15      16.30 -  17.90
   2005................  2,057    13.53 - 14.03      28,456      0.96         0.80 - 2.15       3.24 -   4.66
   2004................  1,611    13.10 - 13.41      21,402      0.00         0.80 - 2.15      10.92 -  31.03

   VT The George Putnam Fund of Boston
   2008................  9,817     7.87 -  8.06      76,072      5.00         0.80 - 2.69     -42.32 - -41.20
   2007................ 13,315    13.64 - 13.71     176,035      2.89         0.80 - 2.69      -1.78 -   0.14
   2006................ 16,006    13.69 - 13.89     211,492      2.56         0.80 - 2.69       8.92 -  11.03
   2005................ 19,864    12.33 - 12.75     237,197      2.01         0.80 - 2.69       1.21 -   3.17
   2004................ 20,326    11.95 - 12.60     235,336      1.86         0.80 - 2.69       5.30 -   7.34

   VT Global Asset Allocation
   2008................  3,028     8.31 -  9.77      26,810      3.98         0.80 - 2.59     -35.05 - -33.86
   2007................  3,664    12.57 - 15.05      49,585      0.54         0.80 - 2.59       0.26 -   2.11
   2006................  3,913    12.31 - 15.01      51,614      2.53         0.80 - 2.59       9.94 -  11.96
   2005................  3,355    10.99 - 13.65      39,386      1.08         0.80 - 2.59       4.21 -   6.12
   2004................  2,842    10.36 - 13.10      30,774      2.74         0.80 - 2.59       6.28 -   8.24

   VT Global Equity
   2008................  4,024     4.01 -  5.67      22,593      2.58         0.80 - 2.15     -46.52 - -45.79
   2007................  5,116     7.51 - 10.46      53,911      2.20         0.80 - 2.15       6.67 -   8.15
   2006................  6,002     7.04 -  9.67      59,229      0.34         0.80 - 2.15      20.58 -  22.23
   2005................  6,652     5.84 -  7.91      54,086      0.79         0.80 - 2.15       6.45 -   7.91
   2004................  7,523     5.48 -  7.33      57,172      1.99         0.80 - 2.15      11.24 -  12.77

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Growth and Income
   2008.............. 25,667  $ 7.91 -  9.11    $183,219       2.19%       0.70 - 2.69%    -40.35 - -39.12%
   2007.............. 34,907   12.99 - 15.27     410,138       1.43        0.70 - 2.69      -8.58 -  -6.70
   2006.............. 44,194   13.92 - 16.70     557,237       1.56        0.70 - 2.69      12.80 -  15.10
   2005.............. 53,314   12.09 - 14.80     585,599       1.57        0.70 - 2.69       2.41 -   4.50
   2004.............. 60,631   11.57 - 14.46     638,184       1.57        0.70 - 2.69       8.12 -  10.34

   VT Growth Opportunities
   2008..............  2,985    2.75 -  3.11       8,853       0.00        0.80 - 2.15     -39.02 - -38.18
   2007..............  3,715    4.52 -  5.04      17,940       0.06        0.80 - 2.15       3.13 -   4.56
   2006..............  4,517    4.38 -  4.82      20,995       0.06        0.80 - 2.15       6.23 -   7.69
   2005..............  5,332    4.12 -  4.48      23,150       0.63        0.80 - 2.15       1.87 -   3.28
   2004..............  6,236    4.05 -  4.33      26,369       0.00        0.80 - 2.15      -0.44 -   0.93

   VT Health Sciences
   2008..............  3,362   10.16 - 10.69      33,195       0.00        0.80 - 2.49     -19.14 - -17.74
   2007..............  4,274   12.57 - 12.99      51,583       0.86        0.80 - 2.49      -3.09 -  -1.40
   2006..............  5,445   12.97 - 13.17      67,227       0.32        0.80 - 2.49       0.24 -   1.97
   2005..............  6,508   12.92 - 12.94      79,355       0.06        0.80 - 2.49      10.39 -  12.29
   2004..............  7,307   11.50 - 11.72      79,846       0.18        0.80 - 2.49       4.46 -   6.27

   VT High Yield
   2008..............  4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66
   2007..............  5,637   15.01 - 15.42      84,132       8.15        0.80 - 2.59       0.12 -   1.97
   2006..............  6,642   14.72 - 15.40      97,207       7.59        0.80 - 2.59       7.67 -   9.64
   2005..............  7,310   13.43 - 14.31      97,237       8.04        0.80 - 2.59       0.43 -   2.27
   2004..............  7,790   13.13 - 14.24     100,363       7.97        0.80 - 2.59       9.66 -  42.44

   VT Income
   2008.............. 12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53
   2007.............. 16,149   10.96 - 14.29     200,711       5.31        0.80 - 2.59       2.48 -   4.38
   2006.............. 17,751   10.69 - 13.69     214,023       4.26        0.80 - 2.59       1.82 -   3.69
   2005.............. 17,575   10.50 - 13.20     208,386       3.13        0.80 - 2.59      -0.28 -   1.54
   2004.............. 16,891   10.53 - 13.00     201,496       4.05        0.80 - 2.59       3.60 -   5.30

   VT International Equity
   2008.............. 15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34
   2007.............. 19,162   13.62 - 20.43     314,634       2.98        0.70 - 2.59       5.55 -   7.61
   2006.............. 21,968   12.65 - 19.36     332,657       0.60        0.70 - 2.59      24.42 -  26.83
   2005.............. 22,597    9.98 - 15.56     268,560       1.40        0.70 - 2.59       9.30 -  11.42
   2004.............. 23,292    8.96 - 14.24     247,472       1.42        0.70 - 2.59      13.19 -  15.38

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT International Growth and Income
   2008..............  2,829  $ 8.02 -  9.52    $ 26,205      1.95%        0.80 - 2.15%    -47.18 - -46.45%
   2007..............  3,773   15.18 - 17.78      65,688      1.86         0.80 - 2.15       4.69 -   6.15
   2006..............  4,476   14.50 - 16.75      73,975      1.15         0.80 - 2.15      24.50 -  26.21
   2005..............  4,420   11.64 - 13.27      58,280      0.81         0.80 - 2.15      11.65 -  13.19
   2004..............  4,427   10.43 - 11.72      51,803      1.15         0.80 - 2.15      18.38 -  20.01

   VT International New Opportunities
   2008..............  2,503    5.04 -  7.50      18,319      1.57         0.80 - 2.15     -43.72 - -42.94
   2007..............  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 -  12.30
   2006..............  3,427    8.08 - 11.70      40,874      1.30         0.80 - 2.15      23.43 -  25.13
   2005..............  3,636    6.55 -  9.35      35,417      0.64         0.80 - 2.15      15.83 -  17.42
   2004..............  3,533    5.65 -  7.96      29,412      0.97         0.80 - 2.15      10.91 -  12.44

   VT Investors
   2008.............. 10,759    5.12 -  8.55      57,782      0.25         0.80 - 2.44     -41.03 - -40.03
   2007.............. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44      -7.49 -  -5.93
   2006.............. 18,055    9.08 - 15.68     172,343      0.41         0.80 - 2.44      11.16 -  13.02
   2005.............. 20,335    8.03 - 14.10     170,024      0.99         0.80 - 2.44       6.16 -   7.94
   2004.............. 23,064    7.44 - 13.28     177,118      0.46         0.80 - 2.44       9.89 -  11.74

   VT Mid Cap Value
   2008..............    686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29
   2007..............    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -   0.87
   2006..............  1,083   17.81 - 18.72      19,862      0.22         0.80 - 2.15      12.60 -  14.15
   2005..............    983   15.81 - 16.40      15,895      0.18         0.80 - 2.15      10.03 -  11.54
   2004..............    568   14.37 - 14.70       8,269      0.00         0.80 - 2.15      12.96 -  14.52

   VT Money Market
   2008.............. 14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75
   2007.............. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -   3.97
   2006.............. 14,482    9.75 - 11.46     150,672      4.27         0.80 - 2.54      -2.54 -   3.54
   2005..............  9,815    9.57 - 11.07      99,786      2.61         0.80 - 2.59      -0.12 -   1.71
   2004..............  7,635    9.58 - 10.88      77,879      0.66         0.80 - 2.59      -4.24 -  -0.15

   VT New Opportunities
   2008..............  8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007.............. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89
   2006.............. 13,161    7.96 - 16.22     109,501      0.00         0.80 - 2.69       5.65 -   7.69
   2005.............. 15,595    7.39 - 15.35     121,531      0.11         0.80 - 2.69       7.05 -   9.12
   2004.............. 17,915    6.77 - 14.34     128,471      0.00         0.80 - 2.69       7.34 -   9.43

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT New Value
   2008..............  8,326  $ 6.11 -  9.51    $ 72,807      1.86%        0.80 - 2.59%    -46.19 - -45.20%
   2007.............. 10,280   11.36 - 17.36     164,993      1.21         0.80 - 2.59      -7.37 -  -5.65
   2006.............. 11,867   12.26 - 18.40     201,899      1.05         0.80 - 2.59      13.02 -  15.09
   2005.............. 11,846   10.85 - 15.98     177,051      0.80         0.80 - 2.59       5.05 -   8.51
   2004.............. 10,073   15.22 - 16.24     144,451      0.80         0.80 - 2.59      14.50 -  62.44

   VT OTC & Emerging Growth
   2008..............  4,304    1.39 -  2.78      11,994      0.00         0.80 - 2.10     -46.80 - -46.09
   2007..............  5,172    2.62 -  5.15      26,995      0.00         0.80 - 2.10      10.31 -  11.78
   2006..............  6,258    2.37 -  4.61      29,518      0.00         0.80 - 2.10      10.05 -  11.51
   2005..............  7,201    2.15 -  4.13      30,905      0.00         0.80 - 2.10       5.60 -   7.00
   2004..............  8,536    2.04 -  3.86      34,313      0.00         0.80 - 2.10       6.25 -   7.66

   VT Research
   2008..............  5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04
   2007..............  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25
   2006..............  8,102   10.20 - 15.25      84,868      0.56         0.80 - 2.34       8.71 -  10.42
   2005..............  9,811    9.24 - 13.96      93,506      0.84         0.80 - 2.49       2.40 -   4.17
   2004.............. 11,404    8.87 - 13.63     104,637      0.00         0.80 - 2.49       4.88 -   6.70

   VT Small Cap Value
   2008..............  4,401    8.18 -  8.83      49,462      1.51         0.70 - 2.30     -40.74 - -39.78
   2007..............  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33
   2006..............  7,373   16.19 - 16.92     164,020      0.33         0.70 - 2.30      14.64 -  16.48
   2005..............  8,460   14.13 - 14.53     164,487      0.17         0.70 - 2.30       4.58 -   6.29
   2004..............  9,526   13.51 - 13.67     176,588      0.34         0.70 - 2.30      23.31 -  25.33

   VT Utilities Growth and Income
   2008..............  2,221   10.81 - 16.98      25,182      2.33         0.80 - 2.69     -32.36 - -31.05
   2007..............  2,932   15.68 - 25.11      48,605      1.77         0.80 - 2.69      16.70 -  18.98
   2006..............  3,637   13.17 - 21.51      50,959      2.86         0.80 - 2.69      23.63 -  26.02
   2005..............  4,306   10.45 - 17.40      48,184      1.93         0.80 - 2.69       5.66 -   7.71
   2004..............  4,572    9.71 - 16.47      47,881      2.12         0.80 - 2.69      18.33 -  20.63

   VT Vista
   2008..............  4,906    5.66 -  9.29      27,891      0.00          0.80 -2.69     -47.01 - -45.98
   2007..............  6,528   10.47 - 17.53      68,837      0.00          0.80 -2.69       1.00 -   2.97
   2006..............  8,515   10.17 - 17.36      87,412      0.00          0.80 -2.69       2.62 -   4.61
   2005..............  9,919    9.72 - 16.91      97,783      0.00          0.80 -2.69       9.14 -  11.25
   2004.............. 11,018    8.74 - 15.50      98,090      0.00          0.80 -2.69      15.42 -  17.66

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Voyager
   2008............... 19,903  $ 4.47 -  8.33    $115,942      0.00%        0.70 - 2.69%    -38.73 - -37.47%
   2007............... 26,242    7.15 - 13.59     244,632      0.00         0.70 - 2.69       2.67 -   4.78
   2006............... 33,891    6.83 - 13.24     303,969      0.11         0.70 - 2.69       2.61 -   4.70
   2005............... 41,527    6.52 - 12.90     354,385      0.66         0.70 - 2.69       2.86 -   4.96
   2004............... 47,857    6.21 - 12.55     386,065      0.25         0.70 - 2.69       2.21 -   4.30

Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts:
   RidgeWorth International Equity (ao)
   2007 (aq)(ar)......     --      N/A -  N/A          --       N/A         0.00 - 0.00         N/A -   N/A
   2006...............    230   14.06 - 19.39       4,133      1.17         1.15 - 1.89      22.14 -  23.06
   2005...............    321   11.42 - 15.87       4,711      2.30         1.15 - 1.89      10.83 -  11.67
   2004...............    432   14.32 - 14.45       5,713      2.15         1.29 - 1.89      17.81 -  43.23
   2003...............    582   12.26 - 12.27       6,619      0.00         1.29 - 1.49      22.55 -  22.67

   RidgeWorth Investment Grade Bond (ap)
   2007 (ar)..........     --      N/A -  N/A          --       N/A         0.00 - 0.00         N/A -   N/A
   2006...............    689   10.30 - 13.35       9,070      4.34         1.15 - 2.39       1.88 -   3.17
   2005...............    900   10.11 - 12.94      11,870      3.83         1.15 - 2.39       1.00 -   1.14
   2004...............  1,161   10.19 - 10.31      15,624      3.53         1.29 - 2.04       1.95 -   2.83
   2003...............  1,419    9.99 - 10.03      19,066      1.28         1.29 - 1.99      -0.07 -   0.26

   RidgeWorth Large Cap Core Equity (x)
   2008...............    187    8.46 -  9.17       1,572      0.98         1.15 - 2.19     -39.27 - -38.61
   2007...............    269   13.78 - 17.22       3,650      1.17         1.15 - 2.19      -1.43 -  -0.37
   2006...............    367   13.84 - 15.32       5,013      1.22         1.15 - 2.19      13.66 -  14.87
   2005...............    444   12.04 - 13.48       5,271      0.95         1.15 - 2.19       6.65 -   7.78
   2004...............    476   12.64 - 12.81       5,210      1.19         1.29 - 2.19      12.83 -  26.43

--------
(x)Previously known as STI Classic Large Cap Core Equity Fund
(ao)Previously known as STI Classic International Equity
(ap)Previously known as STI Classic Investment Grade Bond
(aq)On April 27, 2007 RidgeWorth International Equity merged into Federated Prime Money Fund II
(ar)For the period beginning January 1, 2007 and ended April 27, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                  For the year ended December 31,
                       ----------------------------------- ---------------------------------------------
                                Accumulation               Investment      Expense            Total
                       Units     Unit Value     Net Assets   Income        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts
  (continued):
   RidgeWorth Large Cap Growth Stock (y)
   2008...............   546   $ 6.92 -  7.62    $ 6,777      0.25%      1.15 - 2.34%    -42.07 - -41.36%
   2007...............   755    11.80 - 13.15     15,510      0.38       1.15 - 2.34      12.57 -  13.95
   2006............... 1,120    10.35 - 11.68     21,018      0.27       1.15 - 2.34       8.24 -   9.56
   2005............... 1,599     9.45 - 10.79     28,572      0.13       1.15 - 2.34      -3.21 -  -2.03
   2004............... 2,222    11.15 - 11.33     41,879      0.26       1.29 - 2.34       4.26 -   5.38

   RidgeWorth Large Cap Value Equity (z)
   2008...............   534     9.71 - 10.24      7,773      2.09       1.15 - 2.19     -34.26 - -33.56
   2007...............   711    14.61 - 15.57     15,457      1.51       1.15 - 2.19       1.28 -   2.36
   2006............... 1,011    14.27 - 15.37     22,014      1.40       1.15 - 2.19      19.79 -  21.07
   2005............... 1,458    11.79 - 12.83     27,023      1.56       1.15 - 2.19       1.48 -   2.57
   2004............... 1,933    12.65 - 12.82     35,540      1.83       1.29 - 2.19      26.47 -  28.18

   RidgeWorth Mid-Cap Core Equity Fund (aa)
   2008...............   248     7.39 -  9.46      2,606      0.68       1.15 - 2.09     -41.90 - -41.34
   2007...............   331    12.60 - 16.29      5,835      0.22       1.15 - 2.09       2.97 -   3.97
   2006...............   480    12.12 - 15.82      8,465      0.39       1.15 - 2.09       8.41 -   9.46
   2005...............   639    11.07 - 14.59     10,606      0.44       1.15 - 2.09      11.94 -  13.02
   2004...............   822    13.03 - 13.19     12,560      0.83       1.29 - 2.09      15.31 -  30.33

   RidgeWorth Small Cap Value Equity Fund (ab)
   2008...............   239    11.93 - 19.87      3,491      1.63       1.15 - 2.39     -34.74 - -33.91
   2007...............   351    18.28 - 30.07      7,960      0.91       1.15 - 2.39       0.09 -   1.38
   2006...............   439    18.26 - 29.66     10,021      0.45       1.15 - 2.39      13.34 -  14.78
   2005...............   526    16.11 - 25.84     10,668      0.44       1.15 - 2.39      10.63 -  61.15
   2004...............   642    14.81 - 15.00     11,863      0.38       1.29 - 2.14      21.53 -  22.59

--------
(y)Previously known as STI Classic Large Cap Growth Stock Fund
(z)Previously known as STI Classic Large Cap Value Equity Fund
(aa)Previously known as STI Classic Mid-Cap Core Equity Fund
(ab)Previously known as STI Classic Small Cap Value Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the Rydex
  Variable Trust
  Sub-Account:
   Rydex VT Nasdaq 100 Strategy Fund (ac)
   2008...................   < 1   $ 8.69 -  8.69    $     1      0.04%      1.50 - 1.50%    -42.79 - -42.79%
   2007...................   < 1    15.19 - 15.19          7      0.08       1.50 - 1.50      16.05 -  16.05
   2006...................   < 1    13.09 - 13.09          5      0.00       1.50 - 1.50       4.19 -   4.19
   2005...................   < 1    12.57 - 12.57          4      0.00       1.50 - 1.50      -0.40 -  -0.40
   2004...................   < 1    12.62 - 12.62        < 1      0.00       1.50 - 1.50       7.71 -   7.71

Investments in the The
  Universal Institutional
  Funds, Inc.
  Sub-Accounts:
   Van Kampen UIF Capital Growth (ad)
   2008................... 3,844     5.22 -  7.15     22,578      0.20       0.70 - 2.69     -50.56 - -49.54
   2007................... 4,748    10.35 - 14.46     55,126      0.00       0.70 - 2.69      18.61 -  21.05
   2006................... 5,948     8.55 - 12.19     58,189      0.00       0.70 - 2.69       1.31 -   3.38
   2005................... 7,010     8.27 - 12.03     67,276      0.48       0.70 - 2.69      12.61 -  14.90
   2004................... 8,272     7.20 - 10.68     70,049      0.19       0.70 - 2.69       6.83 -   7.02

   Van Kampen UIF Core Plus Fixed Income (ae)
   2008...................    88    10.97 - 12.98        993      4.32       1.15 - 1.85     -11.87 - -11.23
   2007...................   139    12.45 - 14.62      1,773      3.61       1.15 - 1.85       3.49 -   4.24
   2006...................   151    12.03 - 14.03      1,863      3.95       1.15 - 1.85       1.82 -   2.55
   2005...................   175    11.81 - 13.68      2,108      3.18       1.15 - 1.85       2.29 -   3.03
   2004...................   246    11.55 - 13.28      2,892      4.08       1.15 - 1.85       2.44 -   3.17

   Van Kampen UIF Emerging Markets Equity
   2008................... 1,971    10.25 - 15.67     22,242      0.00       0.70 - 2.20     -57.57 - -56.93
   2007................... 2,502    23.81 - 36.93     66,623      0.44       0.70 - 2.20      37.38 -  39.47
   2006................... 3,270    17.07 - 25.15     63,047      0.75       0.70 - 2.20      34.17 -  36.19
   2005................... 3,778    12.53 - 20.03     54,052      0.36       0.70 - 2.20      30.95 -  32.92
   2004................... 3,920     9.43 - 14.32     43,013      0.66       0.70 - 2.20      20.41 -  22.26

   Van Kampen UIF Global Value Equity
   2008...................     3     8.10 -  8.42         27      2.54       1.35 - 1.85     -41.26 - -40.96
   2007...................     3    13.78 - 16.90         50      1.97       1.15 - 1.85       4.65 -   5.41
   2006...................     4    13.17 - 16.03         54      1.59       1.15 - 1.85      18.97 -  19.83
   2005...................     4    11.07 - 13.38         47      1.04       1.15 - 1.85       3.88 -   4.62
   2004...................     4    10.66 - 12.79         41      0.73       1.15 - 1.85      11.44 -  12.24

--------
(ac)Previously known as Rydex OTC
(ad)Previously known as Van Kampen UIF Equity Growth
(ae)Previously known as Van Kampen UIF Fixed Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc.
  Sub-Accounts
  (continued):
   Van Kampen UIF High Yield
   2008...................      1  $10.60 - 10.60    $      5    10.58%      1.50 - 1.50%    -24.01 - -24.01%
   2007...................      1   13.94 - 13.94           9     8.84       1.50 - 1.50       2.44 -   2.44
   2006...................      1   13.61 - 13.61           9     8.01       1.50 - 1.50       7.00 -   7.00
   2005...................      1   12.72 - 12.72           8     0.76       1.50 - 1.50      -0.45 -  -0.45
   2004...................     27   12.78 - 12.78         351     6.02       1.50 - 1.50       7.84 -   7.84

   Van Kampen UIF International Magnum
   2008...................  2,242    7.82 -  9.33      16,897     3.22       0.70 - 2.20     -45.83 - -45.01
   2007...................  2,797   14.22 - 17.22      38,584     1.49       0.70 - 2.20      12.08 -  13.79
   2006...................  3,317   12.50 - 14.05      40,739     0.09       0.70 - 2.20      22.42 -  24.26
   2005...................  3,465   10.06 - 11.48      34,680     1.20       0.70 - 2.20       8.66 -  10.30
   2004...................  3,705    9.12 - 10.56      34,028     2.75       0.70 - 2.20      14.84 -  16.57

   Van Kampen UIF Mid Cap Growth
   2008...................  1,674    9.53 - 10.20      16,010     0.81       0.70 - 2.30     -47.98 - -47.14
   2007...................  2,085   18.32 - 19.30      38,132     0.00       0.70 - 2.30      19.86 -  21.81
   2006...................  2,642   15.28 - 15.85      40,057     0.00       0.70 - 2.30       6.80 -   8.51
   2005...................  2,911   14.31 - 14.60      41,086     0.00       0.70 - 2.30      14.88 -  16.75
   2004...................  2,992   12.46 - 12.51      36,518     0.00       0.70 - 2.30      18.80 -  20.75

   Van Kampen UIF U.S. Mid Cap Value
   2008...................  5,830    8.64 - 10.61      51,012     0.84       0.70 - 2.69     -42.87 - -41.70
   2007...................  7,726   15.12 - 18.20     116,996     0.68       0.70 - 2.69       4.93 -   7.09
   2006...................  9,904   14.41 - 17.00     141,489     0.28       0.70 - 2.69      17.46 -  19.86
   2005................... 11,514   12.26 - 14.18     138,619     0.31       0.70 - 2.69       9.30 -  11.53
   2004................... 12,988   11.22 - 12.71     141,466     0.02       0.70 - 2.69      12.22 -  13.79

   Van Kampen UIF U.S. Real Estate
   2008...................  1,251   12.21 - 20.57      20,588     3.57       0.70 - 2.30     -39.31 - -38.33
   2007...................  1,726   20.13 - 33.35      46,609     1.16       0.70 - 2.30     -18.97 - -17.65
   2006...................  2,397   24.84 - 40.50      79,513     1.10       0.70 - 2.30      34.92 -  37.09
   2005...................  2,895   18.41 - 29.54      70,733     1.20       0.70 - 2.30      14.37 -  16.24
   2004...................  3,448   16.10 - 25.42      73,302     1.55       0.70 - 2.30      33.26 -  35.44

   Van Kampen UIF Value
   2008...................      9    8.70 - 10.40          86     3.45       1.15 - 2.00     -37.14 - -36.59
   2007...................     17   13.85 - 16.40         252     1.76       1.15 - 2.00      -5.02 -  -4.18
   2006...................     22   14.58 - 17.11         342     1.68       1.15 - 2.00      14.56 -  15.56
   2005...................     26   12.72 - 14.81         347     1.32       1.15 - 2.00       3.37 -  27.24
   2004...................     25   13.72 - 14.33         337     0.95       1.15 - 1.65      15.91 -  16.49

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2008................... 1,264   $14.92 - 16.19    $ 18,942     7.44%      1.29 - 2.59%    -17.18 - -16.08%
   2007................... 1,611    15.64 - 18.02      28,786     7.28       1.29 - 2.59       3.62 -   5.01
   2006................... 1,755    14.19 - 14.89      29,699     8.87       1.29 - 2.59       7.94 -   9.38
   2005................... 1,663    13.61 - 16.11      25,554     7.44       1.29 - 2.59       9.24 -  10.69
   2004................... 1,248    12.03 - 12.30      17,171     7.13       1.29 - 2.59       7.23 -   8.66

   Van Kampen UIF Emerging Markets Equity (Class II)
   2008...................   654    17.78 - 19.16      12,286     0.00       1.29 - 2.59     -57.87 - -57.30
   2007...................   945    42.19 - 44.88      41,679     0.41       1.29 - 2.59      36.80 -  38.64
   2006................... 1,095    30.84 - 32.37      34,945     0.75       1.29 - 2.59      33.63 -  35.40
   2005...................   903    23.08 - 23.91      21,348     0.35       1.29 - 2.59      30.31 -  32.05
   2004...................   471    17.71 - 18.10       8,467     0.70       1.29 - 2.59      21.41 -  77.09

   Van Kampen UIF Equity and Income (Class II)
   2008................... 4,556    10.88 - 11.73      47,934     2.44       1.29 - 2.59     -24.69 - -23.68
   2007................... 5,858    13.21 - 14.45      81,721     1.87       1.29 - 2.59       0.67 -   2.02
   2006................... 6,061    14.36 - 15.07      83,763     1.17       1.29 - 2.59       9.67 -  11.13
   2005................... 4,725    13.09 - 13.56      58,796     0.67       1.29 - 2.59       4.61 -   6.00
   2004................... 1,935    12.51 - 12.79      23,296     0.00       1.29 - 2.59       8.63 -  10.08

   Van Kampen UIF Capital Growth (Class II) (af)
   2008...................   921     8.08 -  8.71       7,452     0.00       1.29 - 2.59     -50.66 - -50.00
   2007................... 1,145    15.09 - 16.38      18,705     0.00       1.29 - 2.59      18.50 -  20.09
   2006................... 1,385    13.82 - 14.51      18,809     0.00       1.29 - 2.59       1.13 -   2.48
   2005................... 1,530    12.27 - 13.67      20,355     0.35       1.29 - 2.59      12.50 -  13.99
   2004................... 1,411    12.15 - 12.42      16,668     0.12       1.29 - 2.59       4.65 -   6.04

   Van Kampen UIF Global Franchise (Class II)
   2008................... 5,440    12.75 - 13.74      67,172     1.73       1.29 - 2.59     -30.78 - -29.86
   2007................... 6,729    15.99 - 18.42     119,171     0.00       1.29 - 2.59       6.92 -   8.36
   2006................... 6,893    17.22 - 18.08     113,948     1.43       1.29 - 2.59      18.37 -  19.95
   2005................... 5,284    12.30 - 14.55      74,280     0.00       1.29 - 2.59       9.08 -  10.54
   2004................... 2,482    13.34 - 13.64      32,544     0.15       1.29 - 2.59       9.85 -  11.31

--------
(af)Previously known as Van Kampen UIF Equity Growth (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF Int'l Growth Equity (Class II)
   2008...................   502   $ 5.95 -  6.17    $  3,062     0.00%      1.29 - 2.59%    -49.86 - -49.19%
   2007...................   433    11.90 - 12.14       3,062     0.17       1.29 - 2.44      11.46 -  12.78
   2006 (ax)..............   351    10.68 - 10.76       3,765     0.28       1.29 - 2.44       6.76 -   7.61

   Van Kampen UIF Mid Cap Growth (Class II)
   2008................... 3,170    11.56 - 12.46      27,843     0.70       1.29 - 2.59     -48.20 - -47.50
   2007................... 3,587    11.92 - 22.32      62,807     0.00       1.29 - 2.59      19.42 -  21.02
   2006................... 3,035    18.69 - 19.62      49,627     0.00       1.29 - 2.59       6.32 -   7.73
   2005................... 1,949    17.58 - 18.21      35,035     0.00       1.29 - 2.59      14.27 -  15.79
   2004................... 1,348    15.38 - 15.73      21,019     0.00       1.29 - 2.59      18.33 -  19.91

   Van Kampen UIF Small Company Growth (Class II)
   2008................... 1,011    10.90 - 11.76      11,622     0.00       1.29 - 2.59     -41.98 - -41.21
   2007................... 1,182    18.79 - 19.99      23,184     0.00       1.29 - 2.59       0.28 -   1.63
   2006................... 1,425    18.74 - 19.67      27,591     0.00       1.29 - 2.59      10.40 -  87.42
   2005................... 1,560    17.20 - 17.82      27,468     0.00       1.29 - 2.59       9.97 -  11.43
   2004................... 1,507    15.64 - 15.99      23,918     0.00       1.29 - 2.59      15.87 -  17.41

   Van Kampen UIF U.S. Mid Cap Value (Class II)
   2008................... 3,724    11.40 - 12.29      40,747     0.76       1.29 - 2.59     -42.94 - -42.18
   2007................... 4,183    15.87 - 19.97      79,806     0.61       1.29 - 2.59       4.94 -   6.35
   2006................... 4,425    14.93 - 19.03      81,291     0.22       1.29 - 2.59      17.51 -  19.07
   2005................... 3,855    12.54 - 16.20      60,801     0.26       1.29 - 2.59       9.25 -  10.71
   2004................... 2,709    14.83 - 15.16      39,035     0.01       1.29 - 2.59      11.56 -  13.05

   Van Kampen UIF U.S. Real Estate (Class II)
   2008................... 3,317    14.05 - 15.33      47,539     2.88       1.29 - 2.69     -39.73 - -38.86
   2007................... 3,776    21.96 - 23.31      88,472     1.01       1.29 - 2.69     -19.51 - -18.35
   2006................... 4,137    28.96 - 30.72     118,645     0.96       1.29 - 2.69      33.98 -  35.90
   2005................... 4,154    19.79 - 21.61      87,617     1.15       1.29 - 2.69      13.62 -  15.25
   2004................... 3,417    17.17 - 19.02      62,735     1.60       1.29 - 2.69      34.32 -  90.22

--------
(ax)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                   For the year ended December 31,
                           ------------------------------------ ---------------------------------------------
                                     Accumulation               Investment      Expense            Total
                           Units      Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s)  Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------  ----------------- ---------- ---------- ----------------- -----------------
Investments in the Van
  Kampen Life
  Investment Trust
  Sub-Accounts:
   LIT Capital Growth (ag)
   2008..................  3,876    $ 3.52 -  5.91    $ 18,810     0.54%      0.70 - 2.30%    -50.15 - -49.34%
   2007..................  4,617      6.96 - 11.85      45,412     0.05       0.70 - 2.30      14.29 -  16.14
   2006..................  6,027      5.99 - 10.37      51,748     0.00       0.70 - 2.30       0.52 -   2.14
   2005..................  7,916      5.86 - 10.32      68,990     0.26       0.70 - 2.30       5.46 -   7.18
   2004..................  9,614      5.47 -  9.78      81,916     0.00       0.70 - 2.30       4.57 -   6.29

   LIT Comstock
   2008..................  4,331      8.31 -  9.16      38,125     2.68       0.70 - 2.30     -37.14 - -36.12
   2007..................  5,664     13.22 - 14.35      78,670     1.97       0.70 - 2.30      -4.28 -  -2.73
   2006..................  7,391     13.81 - 14.75     106,183     1.48       0.70 - 2.30      13.64 -  15.47
   2005..................  9,041     12.15 - 12.77     113,319     1.22       0.70 - 2.30       1.98 -   3.64
   2004..................  8,736     11.92 - 12.32     106,501     0.86       0.70 - 2.30      15.05 -  16.94

   LIT Government
   2008..................     96     11.91 - 12.24       1,172     4.61       1.25 - 1.65       0.14 -   0.55
   2007..................    116     11.90 - 12.17       1,405     4.92       1.25 - 1.65       5.57 -   5.99
   2006..................    142     11.27 - 11.48       1,626     4.33       1.25 - 1.65       1.65 -   2.06
   2005..................    146     11.09 - 11.25       1,637     4.21       1.25 - 1.65       1.85 -   2.25
   2004..................    182     10.88 - 11.00       1,997     4.50       1.25 - 1.65       2.46 -   2.87

   LIT Money Market
   2008..................    319     11.27 - 11.70       3,685     2.12       1.25 - 1.65       0.35 -   0.75
   2007..................    294     11.23 - 11.62       3,380     4.78       1.25 - 1.65       2.99 -   3.41
   2006..................    263     10.91 - 11.23       2,931     4.04       1.25 - 1.65       2.72 -   3.13
   2005..................    273     10.62 - 10.89       2,961     2.70       1.25 - 1.65       1.01 -   1.41
   2004..................    231     10.51 - 10.74       2,480     0.85       1.25 - 1.65      -0.85 -  -0.45

Investments in the Van Kampen
  Life Investment Trust (Class II)
  Sub-Accounts:
   LIT Capital Growth (Class II) (ah)
   2008................... 4,416      7.21 -  7.78      26,105     0.20       1.29 - 2.59     -50.44 - -49.77
   2007................... 5,416     14.55 - 15.43      63,457     0.00       1.29 - 2.59      13.61 -  15.13
   2006................... 6,472     12.81 - 13.45      65,542     0.00       1.29 - 2.59      -0.03 -   1.30
   2005................... 6,958     12.81 - 13.23      68,765     0.01       1.29 - 2.59       4.86 -   6.25
   2004................... 7,134     12.22 - 12.45      63,974     0.00       1.29 - 2.59       4.01 -   5.40

--------
(ag)Previously known as Strat Growth I
(ah)Previously known as Strat Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                  For the year ended December 31,
                        ----------------------------------- ---------------------------------------------
                                 Accumulation               Investment      Expense            Total
                        Units     Unit Value     Net Assets   Income        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the Van
  Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts
  (continued):
   LIT Comstock (Class II)
   2008................ 16,334  $ 9.69 - 10.44    $149,246     2.38%      1.29 - 2.59%    -37.47 - -36.63%
   2007................ 20,553   12.90 - 15.49     297,888     1.71       1.29 - 2.59      -4.87 -  -3.60
   2006................ 23,656   16.28 - 17.09     356,769     1.25       1.29 - 2.59      13.05 -  14.55
   2005................ 23,945   14.40 - 14.92     317,128     0.87       1.29 - 2.59       1.42 -   2.77
   2004................ 18,304   14.20 - 14.52     236,274     0.67       1.29 - 2.59      14.39 -  15.91

   LIT Growth and Income (Class II)
   2008................  7,078   11.64 - 12.71      84,837     1.92       1.29 - 2.69     -34.04 - -33.09
   2007................  8,749   17.56 - 17.65     157,176     1.44       1.29 - 2.69      -0.25 -   1.19
   2006................  9,672   17.69 - 17.35     171,902     0.97       1.29 - 2.69      12.86 -  14.48
   2005................  9,458   15.68 - 16.39     147,128     0.78       1.29 - 2.69       6.78 -   8.31
   2004................  7,527   14.68 - 15.14     108,454     0.64       1.29 - 2.69      11.05 -  12.65

   LIT Mid Cap Growth (Class II) (ai)
   2008................  1,132    7.94 -  9.36       9,250     0.00       0.70 - 2.59     -48.22 - -47.21
   2007................  1,353   15.03 - 18.08      21,082     0.00       0.70 - 2.59      14.54 -  16.78
   2006................  1,638   12.23 - 12.87      21,980     0.00       0.70 - 2.59       2.21 -   4.19
   2005................  1,821   11.97 - 12.36      23,587     0.00       0.70 - 2.59       8.24 -  10.34
   2004................  1,774   11.20 - 14.27      21,143     0.00       0.70 - 2.59      11.92 -  11.97

   LIT Money Market (Class II)
   2008................  3,348   10.00 - 10.69      35,231     1.92       1.29 - 2.59      -0.85 -   0.48
   2007................  3,118   10.09 - 10.64      32,788     4.79       1.29 - 2.59       1.74 -   3.10
   2006................  3,035    9.92 - 10.32      31,042     3.94       1.29 - 2.59       1.48 -   2.83
   2005................  3,045    9.77 - 10.04      30,362     2.48       1.29 - 2.59      -0.22 -   1.11
   2004................  1,784    9.79 -  9.93      17,650     0.72       1.29 - 2.59      -2.06 -  -0.75

--------
(ai)Previously known as LIT Aggressive Growth (Class II)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2008 and 2007, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2008. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and accounting for deferred acquisition costs associated with internal replacements in 2007.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 17, 2009

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                    ----------------------------------------
($ IN MILLIONS)                                                                        2008           2007           2006
                                                                                    ----------     ----------     ----------
REVENUES
Premiums (net of reinsurance ceded of $534, $625 and $617)                         $      585     $      502     $      576
Contract charges (net of reinsurance ceded of $340, $315 and $170)                        911            942          1,009
Net investment income                                                                   3,720          4,205          4,057
Realized capital gains and losses                                                      (3,052)          (197)           (79)
                                                                                    ----------     ----------     ----------

                                                                                        2,164          5,452          5,563

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $1,099, $646 and $548)              1,397          1,364          1,372
Interest credited to contractholder funds (net of reinsurance recoveries
   of $43, $47 and $41)                                                                 2,356          2,628          2,543
Amortization of deferred policy acquisition costs                                         643            518            538
Operating costs and expenses                                                              400            340            398
                                                                                    ----------     ----------     ----------
                                                                                        4,796          4,850          4,851

Loss on disposition of operations                                                          (4)           (10)           (88)
                                                                                    ----------     ----------     ----------

(LOSS) INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                                (2,636)           592            624
                                                                                    ----------     ----------     ----------

Income tax (benefit) expense                                                             (946)           180            196
                                                                                    ----------     ----------     ----------

NET (LOSS) INCOME                                                                      (1,690)           412            428
                                                                                    ----------     ----------     ----------

OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in:
    Unrealized net capital gains and losses                                            (2,253)          (409)          (263)
                                                                                    ----------     ----------     ----------

OTHER COMPREHENSIVE LOSS, AFTER-TAX                                                    (2,253)          (409)          (263)
                                                                                    ----------     ----------     ----------

COMPREHENSIVE (LOSS) INCOME                                                        $   (3,943)    $        3     $      165
                                                                                    ==========     ==========     ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                           DECEMBER 31,
                                                                                     -------------------------
                                                                                        2008           2007
                                                                                     ----------     ----------
($ IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)
ASSETS
Investments
    Fixed income securities, at fair value (amortized cost $49,136 and $58,020)     $   42,446     $   58,469
    Mortgage loans                                                                      10,012          9,901
    Equity securities, at fair value (cost $106 and $102)                                   82            102
    Limited partnership interests                                                        1,187            994
    Short-term, at fair value (amortized cost $3,855 and $386)                           3,858            386
    Policy loans                                                                           813            770
    Other                                                                                1,374          1,792
                                                                                     ----------     ----------
   Total investments                                                                    59,772         72,414

Cash                                                                                        93            185
Deferred policy acquisition costs                                                        6,701          3,905
Reinsurance recoverables                                                                 3,923          3,410
Accrued investment income                                                                  542            652
Deferred income taxes                                                                    1,382             --
Other assets                                                                             1,294            622
Separate Accounts                                                                        8,239         14,929
                                                                                     ----------     ----------
   TOTAL ASSETS                                                                     $   81,946     $   96,117
                                                                                     ==========     ==========

LIABILITIES
Contractholder funds                                                                $   56,780     $   60,464
Reserve for life-contingent contract benefits                                           12,256         12,598
Unearned premiums                                                                           32             33
Payable to affiliates, net                                                                 142            206
Other liabilities and accrued expenses                                                   1,638          2,823
Deferred income taxes                                                                       --            101
Surplus notes due to related parties                                                       650            200
Separate Accounts                                                                        8,239         14,929
                                                                                     ----------     ----------
   TOTAL LIABILITIES                                                                    79,737         91,354
                                                                                     ----------     ----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
    authorized, none issued                                                                 --             --
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
    authorized, none issued                                                                 --             --
Common stock, $227 par value, 23,800 shares authorized and outstanding                       5              5
Additional capital paid-in                                                               2,475          1,108
Retained income                                                                          2,066          3,734
Accumulated other comprehensive loss:
    Unrealized net capital gains and losses                                             (2,337)           (84)
                                                                                     ----------     ----------
   Total accumulated other comprehensive loss                                           (2,337)           (84)
                                                                                     ----------     ----------
   TOTAL SHAREHOLDER'S EQUITY                                                            2,209          4,763
                                                                                     ----------     ----------
   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                       $   81,946     $   96,117
                                                                                     ==========     ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                     ----------------------------------------
($ IN MILLIONS)                                                                         2008           2007           2006
                                                                                     ----------     ----------     ----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                                          $       --     $        5     $        5
Redemption of stock                                                                         --             (5)            --
                                                                                     ----------     ----------     ----------
Balance, end of year                                                                        --             --              5
                                                                                     ----------     ----------     ----------
REDEEMABLE PREFERRED STOCK - SERIES B                                                       --             --             --
                                                                                     ----------     ----------     ----------
COMMON STOCK                                                                                 5              5              5
                                                                                     ----------     ----------     ----------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                                               1,108          1,108          1,108
Capital contributions                                                                    1,349             --             --
Gain on reinsurance transaction with affiliate (see Note 5)                                 18             --             --
                                                                                     ----------     ----------     ----------
Balance, end of year                                                                     2,475          1,108          1,108
                                                                                     ----------     ----------     ----------
RETAINED INCOME
Balance, beginning of year                                                               3,734          4,055          4,302
Net (loss) income                                                                       (1,690)           412            428
Gain on purchase of investments from AIC (see Note 5)                                       22             --             --
Dividends                                                                                   --           (725)          (675)
Cumulative effect of a change in accounting principle                                       --             (8)            --
                                                                                     ----------     ----------     ----------
Balance, end of year                                                                     2,066          3,734          4,055
                                                                                     ----------     ----------     ----------
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year                                                                 (84)           325            588
Change in unrealized net capital gains and losses                                       (2,253)          (409)          (263)
                                                                                     ----------     ----------     ----------
Balance, end of year                                                                    (2,337)           (84)           325
                                                                                     ----------     ----------     ----------
TOTAL SHAREHOLDER'S EQUITY                                                          $    2,209     $    4,763     $    5,498
                                                                                     ==========     ==========     ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                     ----------------------------------------
($ IN MILLIONS)                                                                         2008           2007           2006
                                                                                     ----------     ----------     ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income                                                                   $   (1,690)    $      412     $      428
    Adjustments to reconcile net (loss) income to net cash provided by operating activities:
      Amortization and other non-cash items                                               (423)          (289)          (280)
      Realized capital gains and losses                                                  3,052            197             79
      Loss on disposition of operations                                                      4             10             88
      Interest credited to contractholder funds                                          2,356          2,628          2,543
      Changes in:
        Policy benefit and other insurance reserves                                       (446)          (290)          (199)
        Unearned premiums                                                                   (2)            (1)            (1)
        Deferred policy acquisition costs                                                   47            (29)          (205)
        Reinsurance recoverables                                                          (167)          (276)          (218)
        Income taxes                                                                      (828)           112           (122)
        Other operating assets and liabilities                                              --            104             93
                                                                                     ----------     ----------     ----------
           Net cash provided by operating activities                                     1,903          2,578          2,206
                                                                                     ----------     ----------     ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales:
    Fixed income securities                                                             11,083         11,222         12,290
    Equity securities                                                                      131             73             23
    Limited partnership interests                                                          100            181            114
    Mortgage loans                                                                         248             --             --
    Other investments                                                                      135            156            265
Investment collections:
    Fixed income securities                                                              2,530          2,981          2,727
    Mortgage loans                                                                         800          1,506          1,618
    Other investments                                                                       95            383            447
Investment purchases:
    Fixed income securities                                                             (6,498)       (12,096)       (16,246)
    Equity securities                                                                     (133)          (101)          (282)
    Limited partnership interests                                                         (410)          (673)           (22)
    Mortgage loans                                                                      (1,115)        (2,637)        (2,159)
    Other investments                                                                     (120)          (693)          (754)
Change in short-term investments, net                                                   (4,529)            31            362
Change in other investments, net                                                          (359)            30              9
Disposition of operations                                                                   (3)            (5)          (826)
                                                                                     ----------     ----------     ----------
        Net cash provided by (used in) investing activities                              1,955            358         (2,434)
                                                                                     ----------     ----------     ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of surplus notes to related parties                                               800             --             --
Capital contributions                                                                      607             --             --
Note payable to parent                                                                      --           (500)           500
Redemption of redeemable preferred stock                                                    --            (11)           (26)
Contractholder fund deposits                                                             9,253          7,948          9,546
Contractholder fund withdrawals                                                        (14,610)        (9,736)        (8,998)
Dividends paid                                                                              --           (725)          (675)
                                                                                     ----------     ----------     ----------
        Net cash (used in) provided by financing activities                             (3,950)        (3,024)           347
                                                                                     ----------     ----------     ----------
NET (DECREASE) INCREASE IN CASH                                                            (92)           (88)           119
CASH AT BEGINNING OF YEAR                                                                  185            273            154
                                                                                     ----------     ----------     ----------
CASH AT END OF YEAR                                                                 $       93     $      185     $      273
                                                                                     ==========     ==========     ==========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual and institutional customers. The principal individual products are fixed annuities and interest-sensitive, traditional and variable life insurance. The principal institutional product is funding agreements backing medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

            ($ IN MILLIONS)                                           2008           2007           2006
                                                                   ----------     ----------     ----------
            PREMIUMS
              Traditional life insurance (1)                      $      368     $      260     $      257
              Immediate annuities with life contingencies                132            204            278
              Accident, health and other                                  85             38             41
                                                                   ----------     ----------     ----------
                 TOTAL PREMIUMS                                          585            502            576

            CONTRACT CHARGES
              Interest-sensitive life insurance (1)                      855            862            797
              Fixed annuities                                             55             79             73
              Variable annuities                                           1              1            139
                                                                   ----------     ----------     ----------
                TOTAL CONTRACT CHARGES                                   911            942          1,009
                                                                   ----------     ----------     ----------
                    TOTAL PREMIUMS AND CONTRACT CHARGES           $    1,496     $    1,444     $    1,585
                                                                   ==========     ==========     ==========

            ----------
            (1) Beginning in 2008, certain ceded reinsurance premiums previously included as a component of traditional life insurance premiums were reclassified prospectively to be reported as a component of interest-sensitive life insurance contract charges. In 2007 and 2006, these ceded reinsurance premiums were $90 million and $53 million, respectively.

     The Company, through several subsidiaries, is authorized to sell life insurance, retirement and investment products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2008, the top geographic locations for statutory premiums and annuity considerations were Delaware, California, Florida and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies and workplace enrolling agents), financial service firms, such as banks and broker-dealers, and specialized structured settlement brokers.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in equity, interest, credit spreads or currency exchange rates and prices. The Company's primary market risk exposures are to changes in interest rates and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields, as well as changes in interest rates resulting from widening credit spreads and credit exposure. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets or equity-like investments.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed securities, mortgage-backed securities, commercial mortgage-backed securities and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI"), and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows. Reported in fixed income securities are hybrid securities which have characteristics of fixed income securities and equity securities. Many of these securities have attributes most similar to those of fixed income securities such as a stated interest rate, a mandatory redemption date or an interest rate step-up feature which is intended to incent the issuer to redeem the security at a specified call date. Hybrid securities are carried at fair value and amounted to $1.36 billion and $2.67 billion at December 31, 2008 and 2007, respectively.

     Equity securities primarily include common and non-redeemable preferred stocks and real estate investment trust equity investments. Common and non-redeemable preferred stocks and real estate investment trust equity investments are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Investments in limited partnership interests, including certain interests in limited liability companies, private equity/debt funds, real estate funds and hedge funds where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; otherwise, investments in limited partnership interests are accounted for in accordance with the equity method of accounting.

     Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at the respective unpaid principal balances. Other investments consist primarily of bank loans. Bank loans are comprised primarily of senior secured corporate loans which are carried at amortized cost.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     In connection with the Company's securities lending business activities, funds received in connection with securities repurchase agreements, cash collateral received from counterparties related to derivative transactions and securities purchased under agreements to resell are invested and classified as short-term investments or fixed income securities available for sale as applicable. For the Company's securities lending business activities, securities sold under agreements to repurchase and collateral received from counterparties related to derivative transactions, the Company records an offsetting liability in other liabilities and accrued expenses or other investments for the Company's obligation to return the collateral or funds received.

     Investment income consists primarily of interest and dividends, income from certain limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from widely accepted third party data sources and internal estimates. Interest income on beneficial interests in securitized financial assets not of high credit quality is determined using the prospective yield method, based upon projections of expected future cash flows. For all other asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities, the effective yield is recalculated on the retrospective basis. Accrual of income is suspended for fixed income securities, mortgage loans and bank loans that are in default or when receipt of interest payments is in doubt. Income from investments in limited partnership interests accounted for on the cost basis is recognized upon receipt of amounts distributed by the partnerships as investment income. Subsequent to October 1, 2008, income from investments in limited partnership interests accounted for utilizing the equity method of accounting ("EMA LP") is reported in realized capital gains and losses.

     Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness, and income from certain limited partnership interests. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis. Income from investments in limited partnership interests accounted for utilizing the equity method of accounting is recognized based on the financial results of the entity and the Company's proportionate investment interest, and is recognized on a delay due to the availability of the related financial statements. The recognition of income on hedge funds is primarily on a one month delay and the income recognition on private equity/debt funds and real estate funds are generally on a three month delay.

     The Company recognizes other-than-temporary impairment losses on fixed income securities, equity securities and short-term investments when the decline in fair value is deemed other than temporary including when the Company cannot assert a positive intent to hold an impaired security until recovery (see Note
6). Fixed income securities subject to change in intent write-downs continue to earn investment income (other than discussed above), and any discount or premium is recognized using the effective yield method over the expected life of the security.

FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The Company adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"), as of January 1, 2008 for its financial assets and financial liabilities that are measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. The adoption did not have a material effect on the Company's determination of fair value.

     In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. SFAS No. 157 establishes a hierarchy for inputs used in determining fair value that maximize the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available.

     Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. In the absence of sufficient observable inputs, unobservable inputs reflect the Company's estimates of the assumptions market participants would use in valuing financial assets and financial liabilities and are developed based on the best information available in the circumstances. The Company uses prices and inputs that are current as of the measurement date, including during

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

     Financial assets and financial liabilities recorded on the Consolidated Statements of Financial Position at fair value as of December 31, 2008 are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

LEVEL 1: Financial assets and financial liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

LEVEL 2: Financial assets and financial liabilities whose values are based on the following:

          a) Quoted prices for similar assets or liabilities in active markets;
          b) Quoted prices for identical or similar assets or liabilities in non-active markets; or
          c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

LEVEL 3: Financial assets and financial liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the financial assets and financial liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

     Certain financial assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, equity options embedded in fixed income securities are not disclosed in the hierarchy with free-standing derivatives as the embedded derivatives are presented with the host contract in fixed income securities.

SUMMARY OF SIGNIFICANT VALUATION TECHNIQUES FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ON A RECURRING BASIS

LEVEL 1 MEASUREMENTS

   - FIXED INCOME SECURITIES: U.S. treasuries are in Level 1 and valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   - EQUITY SECURITIES: Comprise actively traded, exchange-listed U.S. and international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   - SHORT-TERM: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

   - SEPARATE ACCOUNT ASSETS: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

LEVEL 2 MEASUREMENTS

   - FIXED INCOME SECURITIES:

     CORPORATE, INCLUDING PRIVATELY PLACED: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Also includes privately placed securities which have market-observable external ratings from independent third party rating agencies.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     MUNICIPAL: Externally rated municipals are valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Included in municipals are auction rate securities ("ARS") other than those backed by student loans. ARS backed by student loans are included in Level 3.

     U.S. GOVERNMENT AND AGENCIES: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

     COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): Valuation is principally based on inputs including quoted prices for identical or similar assets in markets that are not active.

     PREFERRED STOCK; MORTGAGE-BACKED SECURITIES ("MBS"); FOREIGN GOVERNMENT; ASSET-BACKED SECURITIES ("ABS") - CREDIT CARD: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

   - EQUITY SECURITIES: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

   - SHORT-TERM: Commercial paper and other short-term investments are valued based on quoted prices for identical or similar assets in markets that are not active or amortized cost.

   - OTHER INVESTMENTS: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

     Over-the-counter ("OTC") derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates and adjustment for counterparty credit risks that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

   - CONTRACTHOLDER FUNDS: Derivatives embedded in certain annuity contracts are valued based on internal models that rely on inputs such as interest rate yield curves and equity index volatility assumptions that are market observable for substantially the full term of the contract. The valuation techniques are widely accepted in the financial services industry and do not include significant judgment.

LEVEL 3 MEASUREMENTS

   - FIXED INCOME SECURITIES:

       CORPORATE: Valued based on non-binding broker quotes and are categorized as Level 3.

       CORPORATE PRIVATELY PLACED: Valued based on non-binding broker quotes and models that are widely accepted in the financial services industry and use internally assigned credit ratings as inputs and instrument specific inputs. Instrument specific inputs used in internal fair value determinations include coupon rate, coupon type, weighted average life, sector of the issuer and call provisions. Privately placed securities are categorized as Level 3 as a result of the significance of non-market observable inputs. The internally modeled securities are valued based on internal ratings, which are not observable in the market. Multiple internal ratings comprise a National Association of Insurance Commissioners ("NAIC") rating category and when used in the internal model provide a more refined determination of fair value. The Company's internal ratings are primarily consistent with the NAIC ratings which are generally updated annually.

       MUNICIPAL: ARS primarily backed by student loans that have become illiquid due to failures in the auction market and municipal bonds that are not rated by third party credit rating agencies but are generally rated by the NAIC are included in Level 3. ARS backed by student loans are valued based on a discounted cash flow model with certain inputs to the valuation model that are significant to the valuation, but are not market observable, including estimates of future coupon rates if auction failures continue, maturity assumptions, and illiquidity premium. Non-rated municipal bonds are valued based on valuation models that are widely accepted in the financial services industry and require projections of future cash flows that are not market-observable, and are categorized as Level 3 as a result of the significance of non-market observable inputs.

       ABS RESIDENTIAL MORTGAGE-BACKED SECURITIES ("ABS RMBS"); ALT-A RESIDENTIAL MORTGAGE-BACKED SECURITIES ("ALT-A"): ABS RMBS and Alt-A are principally valued based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

       fair value measurements. Certain ABS RMBS and Alt-A are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all ABS RMBS and Alt-A are categorized as Level 3.

       OTHER COLLATERALIZED DEBT OBLIGATIONS ("CDO"); ABS COLLATERALIZED DEBT OBLIGATIONS ("ABS CDO"): Valued based on non-binding broker quotes received from brokers who are familiar with the investments. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all collateralized loan obligations ("CLO"), ABS CDO, and synthetic collateralized debt obligations are categorized as Level 3.

       CMBS; COMMERCIAL REAL ESTATE COLLATERALIZED DEBT OBLIGATIONS ("CRE CDO"):
       CRE CDO, which are reported as CMBS, and other CMBS, are either valued based on non-binding broker quotes or based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

       ABS - CREDIT CARD, AUTO AND STUDENT LOANS: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, they are categorized as Level 3.

   - OTHER INVESTMENTS: Certain free-standing OTC derivatives, such as caps, floors, certain credit default swaps and OTC options (including swaptions), are valued using valuation models that are widely accepted in the financial services industry. Inputs include non-market observable inputs such as volatility assumptions that are significant to the valuation of the instruments.

   - CONTRACTHOLDER FUNDS: Derivatives embedded in annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models use stochastically determined cash flows based on the contractual elements of embedded derivatives and other applicable market data. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

FINANCIAL ASSETS AND FINANCIAL LIABILITIES ON A NON-RECURRING BASIS

     Mortgage loans and other investments written-down to fair value in connection with recognizing other-than-temporary impairments are valued using valuation models that are widely accepted in the financial services industry. Inputs to the valuation models include non-market observable inputs such as credit spreads. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values and other sources. At December 31, 2008, mortgage loans, limited partnership interests and other investments with a fair value of $244 million were included in the fair value hierarchy in Level 3, since they were subject to remeasurement at fair value at December 31, 2008.

FAIR VALUE MEASUREMENT PRIOR TO ADOPTION OF SFAS NO. 157

     Prior to the adoption of SFAS No. 157 on January 1, 2008, the fair value of fixed income securities was based upon observable market quotations, other market observable data or was derived from such quotations and market observable data. The fair value of privately placed fixed income securities was generally based on widely accepted pricing valuation models, which were developed internally. The valuation models used security specific information such as the credit rating of the issuer, industry sector of the issuer, maturity, estimated duration, call provisions, sinking fund requirements, coupon rate, quoted market prices of comparable securities and estimated liquidity premiums to determine the overall spread for the specific security.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, forward contracts to hedge foreign currency risks and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and equity-indexed fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts, and certain funding agreements (see Note 7).

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits, interest credited to contractholder funds or realized capital gains and losses. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. In the case of a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $4 million, $13 million and $7 million in 2008, 2007 and 2006, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability, is amortized over the remaining life of the hedged asset, liability, or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset which has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

     When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If a cash flow hedge is no longer effective, the gain or loss recognized on the derivative during the period the hedge was effective is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of certain interest rate swap agreements, equity options and futures, financial futures contracts, interest rate cap and floor agreements, swaptions, foreign currency forward and option contracts and credit default swaps.

     In addition to the use of credit default swaps for credit risk management strategies, the Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities. Fixed income securities are replicated when they are either unavailable in the cash market or are more economical to acquire in synthetic form.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: net investment income, realized capital gains and losses, operating costs and expenses, contract benefits or interest credited to contractholder funds.

SECURITIES LOANED AND SECURITY REPURCHASE AND RESALE

     The Company's business activities include securities lending transactions, securities sold under agreements to repurchase ("repurchase agreements"), and securities purchased under agreements to resell ("resale agreements"), which are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.

     The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large banks.

     The Company's policy is to take possession or control of securities under resale agreements. Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits. Subsequent to the Company's disposal of substantially all of its variable annuity business through reinsurance agreements with Prudential in 2006 (see Note 3), the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration, and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. Future investment income is considered in determining the recoverability of DAC. Amortization of DAC is included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income and is described in more detail below. DSI is amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

     For interest-sensitive life, annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance and uses rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period. The rate of amortization during this term is matched to the recognition pattern of total gross profits.

     AGP and EGP consist primarily of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses and hedges, if applicable.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized capital gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing life or investment contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions that are determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contract continue to be deferred and amortized in connection with the replacement contract. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contract is treated as a revision to the EGP of the replaced contract in the determination of amortization of DAC and DSI. For traditional life insurance policies, any

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

changes to unamortized DAC and benefit reserves that result from the replacement contract are treated as prospective revisions. Any costs associated with the issuance of the replacement contract are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions that are determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to the Consolidated Statements of Operations and Comprehensive Income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $19 million and $21 million at December 31, 2008 and 2007, respectively. Amortization expense on the present value of future profits was $5 million, $5 million and $6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance recoverables as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million at both December 31, 2008 and 2007. The Company annually evaluates goodwill for impairment using both a discounted cash flow analysis and a trading multiple analysis, which are widely accepted valuation techniques to estimate the fair value of its reporting units. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment at December 31, 2008 or 2007.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, differences in tax bases of investments, insurance reserves and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized (see Note 12).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business is reinsured to Prudential beginning in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans and financial guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note
11).

ADOPTED ACCOUNTING STANDARDS

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 109,
  WRITTEN LOAN COMMITMENTS THAT ARE RECORDED AT FAIR VALUE THROUGH EARNINGS ("SAB 109")

     In October 2007, the SEC issued SAB 109, a replacement of SAB 105, "Application of Accounting Principles to Loan Commitments". SAB 109 is applicable to both loan commitments accounted for under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and other loan commitments for which the issuer elects fair value accounting under SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities". SAB 109 states that the expected net future cash flows related to the servicing of a loan should be included in the fair value measurement of a loan commitment accounted for at fair value through earnings. The expected net future cash flows associated with loan servicing should be determined in accordance with the guidance in SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", as amended by SFAS No. 156, "Accounting for Servicing of Financial Assets". SAB 109 should be applied on a prospective basis to loan commitments accounted for under SFAS No. 133 that were issued or modified in fiscal quarters beginning after December 15, 2007. Earlier adoption was not permitted. The adoption of SAB 109 did not have a material impact on the Company's results of operations or financial position.

SFAS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS NO. 157")

     In September 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. In February 2008, the FASB issued FASB Staff Position No. 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2"), which permits the deferral of the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company adopted the provisions of SFAS No. 157 for financial assets and financial liabilities recognized or disclosed at fair value on a recurring or non-recurring basis as

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

of January 1, 2008. Consistent with the provisions of FSP FAS 157-2, the Company decided to defer the adoption of SFAS No. 157 for non-financial assets and liabilities measured at fair value on a non-recurring basis until January 1, 2009. In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"), which clarifies the application of SFAS 157 in a market that is not active. The Company adopted the provisions of FSP FAS 157-3 as of September 30, 2008. The adoption of SFAS No. 157 and FSP FAS 157-3 did not have a material effect on the Company's results of operations or financial position (see Note 7).

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL
  LIABILITIES - INCLUDING AN AMENDMENT OF FASB STATEMENT NO. 115 ("SFAS NO.
  159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities, on an ongoing basis, an option to report selected financial assets, including investment securities, and financial liabilities, including most insurance contracts, at fair value through earnings. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement alternatives for similar types of financial assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of the impacts of a reporting entity's decision to use fair value on its earnings and requires entities to display, on the face of the statement of financial position, the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 was effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. The Company did not apply the fair value option to any existing financial assets or liabilities as of January 1, 2008 and did not elect to apply the option prospectively to any financial assets or liabilities acquired during 2008. Consequently, the adoption of SFAS No. 159 had no impact on the Company's results of operations or financial position.

FASB STAFF POSITION NO. FIN 39-1, AMENDMENT OF FASB INTERPRETATION NO. 39 ("FSP
  FIN 39-1")

     In April 2007, the FASB issued FSP FIN 39-1, which amends FASB Interpretation No. 39, "Offsetting of Amounts Related to Certain Contracts". FSP FIN 39-1 replaces the terms "conditional contracts" and "exchange contracts" with the term "derivative instruments" and requires a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position. FSP FIN 39-1 was effective for fiscal years beginning after November 15, 2007, with early adoption permitted. The adoption of FSP FIN 39-1 did not have a material impact on the Company's results of operations or financial position.

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED
  ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides accounting guidance for DAC associated with internal replacements of insurance and investment contracts other than those set forth in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs through the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a feature or coverage within an existing contract. The Company adopted the provisions of SOP 05-1 on January 1, 2007 for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption resulted in an $8 million after-tax reduction to retained income to reflect the impact on EGP from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral under SOP 05-1 and a reduction of DAC and DSI balances of $13 million pre-tax as of January 1, 2007.

SFAS NO. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT
  OF FASB STATEMENTS NO. 133 AND 140 ("SFAS NO. 155")

     In February 2006, the FASB issued SFAS No. 155, which permits the fair value remeasurement at the date of adoption of any hybrid financial instrument containing an embedded derivative that otherwise would require bifurcation under paragraph 12 or 13 of SFAS No. 133; clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or hybrid financial instruments that contain embedded derivatives requiring bifurcation; and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. The Company adopted the provisions of SFAS No. 155 on January 1,

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2007, which were effective for all financial instruments acquired, issued or subject to a remeasurement event occurring after the beginning of the first fiscal year beginning after September 15, 2006. The Company elected not to remeasure existing hybrid financial instruments that contained embedded derivatives requiring bifurcation at the date of adoption pursuant to paragraph 12 or 13 of SFAS No. 133. The adoption of SFAS No. 155 did not have a material effect on the results of operations or financial position of the Company.

FASB INTERPRETATION NO. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN
  INTERPRETATION OF FASB STATEMENT NO. 109 AND FASB STAFF POSITION NO. FIN 48-1, DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48 (COLLECTIVELY "FIN 48")

     The FASB issued the interpretation in July 2006 and the related staff position in May 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. On January 1, 2007, the Company adopted the provisions of FIN 48, which were effective for fiscal years beginning after December 15, 2006. No cumulative effect of a change in accounting principle or adjustment to the liability for unrecognized tax benefits was recognized as a result of the adoption of FIN 48. Accordingly, the adoption of FIN 48 did not have an effect on the results of operations or financial position of the Company (see Note 12).

SEC STAFF ACCOUNTING BULLETIN NO. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR
  MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108")

     In September 2006, the SEC issued SAB 108 to eliminate the diversity of practice in the way misstatements are quantified for purposes of assessing their materiality in financial statements. SAB 108 was intended to eliminate the potential build up of improper amounts on the balance sheet due to the limitations of certain methods of assessing materiality previously utilized by some reporting entities. SAB 108 established a single quantification framework wherein the significance determination is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. On December 31, 2006, the Company adopted the provisions of SAB 108 which were effective for the first fiscal year ending after November 15, 2006. The adoption of SAB 108 did not have any effect on the results of operations or financial position of the Company.

FASB STAFF POSITION NO. FAS 115-1/124-1, THE MEANING OF OTHER-THAN-TEMPORARY
  IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP FAS 115-1/124-1")

     FSP FAS 115-1/124-1 nullified the guidance in paragraphs 10-18 of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1/124-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent income recognition for impaired debt securities. The Company adopted FSP FAS 115-1/124-1 as of January 1, 2006 on a prospective basis. The effects of adoption did not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB
  OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS NO. 154")

     SFAS No. 154 replaced Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise not required. The Company adopted SFAS No. 154 on January 1, 2006. The adoption of SFAS No. 154 did not have any effect on the results of operations or financial position of the Company.

FSP NO. FAS 133-1 AND FIN 45-4, DISCLOSURES ABOUT CREDIT DERIVATIVES AND CERTAIN
  GUARANTEES: AN AMENDMENT OF FASB STATEMENT NO. 133 AND FASB INTERPRETATION NO. 45; AND CLARIFICATION OF THE EFFECTIVE DATE OF FASB STATEMENT NO. 161 ("FSP FAS 133-1 AND FIN 45-4")

     In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, which amends SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and FIN 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), to

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

both enhance and synchronize the disclosure requirements of the two statements with respect to the potential for adverse effects of changes in credit risk on the financial statements of the sellers of credit derivatives and certain guarantees. SFAS No. 133 was amended to require disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument. FIN 45 was amended to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The FSP clarifies the FASB's intent that the disclosures required by SFAS No. 161 should be provided for any reporting period (annual or quarterly interim) beginning after November 15, 2008. The provisions of this FASB staff position that amend SFAS No. 133 and FIN 45 are effective for reporting periods ending after November 15, 2008, and the provisions that clarify the effective date SFAS No. 161 are effective upon the adoption of that statement; therefore, the disclosure requirements, which have no impact to the Company's results of operations or financial position, were adopted at December 31, 2008.

FSP NO. EITF 99-20-1, AMENDMENTS TO THE IMPAIRMENT GUIDANCE OF EITF ISSUE NO.
  99-20 ("FSP EITF 99-20-1")

     In January 2009, the FASB issued FSP EITF 99-20-1, which amends FASB Emerging Issues Task Force ("EITF") No. 99-20 "Recognition of Interest Income and Impairment on Purchased Beneficial Interest and Beneficial Interests That Continue to Be Held by a Transferor or in Securitized Financial Assets," ("EITF 99-20"), to align the impairment guidance in EITF 99-20 with the impairment guidance and related implementation guidance in SFAS No. 115 "Accounting for Certain Investments in Debt and Equity Securities". The provisions of this FASB staff position are effective for reporting periods ending after December 15, 2008. The adoption of FSP EITF 99-20-1 did not have a material effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

SFAS NO. 141(R), BUSINESS COMBINATIONS ("SFAS NO. 141R")

     In December 2007, the FASB issued SFAS No. 141R which replaces SFAS No. 141, "Business Combinations" ("SFAS No. 141"). Among other things, SFAS No. 141R broadens the scope of SFAS No. 141 to include all transactions where an acquirer obtains control of one or more other businesses; retains the guidance to recognize intangible assets separately from goodwill; requires, with limited exceptions, that all assets acquired and liabilities assumed, including certain of those that arise from contractual contingencies, be measured at their acquisition date fair values; requires most acquisition and restructuring-related costs to be expensed as incurred; requires that step acquisitions, once control is acquired, be recorded at the full amounts of the fair values of the identifiable assets, liabilities and the noncontrolling interest in the acquiree; and replaces the reduction of asset values and recognition of negative goodwill with a requirement to recognize a gain in earnings. The provisions of SFAS No. 141R are effective for fiscal years beginning after December 15, 2008 and are to be applied prospectively only. Early adoption is not permitted. The Company will apply the provisions of SFAS No. 141R as required when effective.

SFAS NO. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS - AN
  AMENDMENT OF ARB NO. 51 ("SFAS NO. 160")

     In December 2007, the FASB issued SFAS No. 160 which clarifies that a noncontrolling interest in a subsidiary is that portion of the subsidiary's equity that is attributable to owners of the subsidiary other than its parent or parent's affiliates. Noncontrolling interests are required to be reported as equity in the consolidated financial statements and as such net income will include amounts attributable to both the parent and the noncontrolling interest with disclosure of the amounts attributable to each on the face of the Consolidated Statements of Operations and Comprehensive Income. SFAS No. 160 requires that all changes in a parent's ownership interest in a subsidiary when control of the subsidiary is retained, be accounted for as equity transactions. In contrast, when control over a subsidiary is relinquished and the subsidiary is deconsolidated, SFAS No. 160 requires a parent to recognize a gain or loss in net income as well as provide certain associated expanded disclosures. SFAS No. 160 is effective as of the beginning of a reporting entity's first fiscal year beginning after December 15, 2008. Early adoption is prohibited. SFAS No. 160 requires prospective application as of the beginning of the fiscal year in which the standard is initially applied, except for the presentation and disclosure requirements which are to be applied retrospectively for all periods presented. The adoption of SFAS No. 160 is not expected to have a material effect on the Company's results of operations or financial position.

SFAS NO. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -
  AN AMENDMENT OF FASB STATEMENT NO. 133 ("SFAS NO. 161")

     In March 2008, the FASB issued SFAS No. 161, which amends and expands the disclosure requirements for derivatives currently accounted for in accordance with SFAS No. 133. The new disclosures are designed to enhance the understanding of how and why an entity uses derivative instruments and how derivative instruments affect an

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

entity's financial position, results of operations, and cash flows. The standard requires, on a quarterly basis, quantitative disclosures about the potential cash outflows associated with the triggering of credit-related contingent features, if any; tabular disclosures about the classification and fair value amounts of derivative instruments reported in the statement of financial position; disclosure of the location and amount of gains and losses on derivative instruments reported in the statement of operations; and qualitative information about how and why an entity uses derivative instruments and how derivative instruments and related hedged items affect the entity's financial statements. SFAS No. 161 is effective for fiscal periods beginning after November 15, 2008, and is to be applied on a prospective basis only. SFAS No. 161 affects disclosures and therefore implementation will not impact the Company's results of operations or financial position.

3. DISPOSITIONS

VARIABLE ANNUITY BUSINESS

     On June 1, 2006, in accordance with the terms of the definitive Master Transaction Agreement and related agreements (collectively the "Agreement") ALIC, its subsidiary, Allstate Life Insurance Company of New York ("ALNY"), and the Corporation completed the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential"). For Allstate, this disposal achieved the economic benefit of transferring to Prudential the future rights and obligations associated with this business.

     The disposal was effected through reinsurance agreements (the "Reinsurance Agreements") which include both coinsurance and modified coinsurance provisions. Coinsurance and modified coinsurance provisions are commonly used in the reinsurance of variable annuities because variable annuities generally include both separate account and general account liabilities. When contractholders make a variable annuity deposit, they must choose how to allocate their account balances between a selection of variable-return mutual funds that must be held in a separate account and fixed-return funds held in the Company's general account. In addition, variable annuity contracts include various benefit guarantees that are general account obligations of the Company. The Reinsurance Agreements do not extinguish the Company's primary liability under the variable annuity contracts.

     Variable annuity balances invested in variable-return mutual funds are held in separate accounts, which are legally segregated assets and available only to settle separate account contract obligations. Because the separate account assets must remain with the Company under insurance regulations, modified coinsurance is typically used when parties wish to transfer future economic benefits of such business. Under the modified coinsurance provisions, the separate account assets remain on the Company's Consolidated Statements of Financial Position, but the related results of operations are fully reinsured and presented net of reinsurance on the Consolidated Statements of Operations and Comprehensive Income.

     The coinsurance provisions of the Reinsurance Agreements were used to transfer the future rights and obligations related to fixed-return fund options and benefit guarantees. $1.37 billion of assets supporting general account liabilities have been transferred to Prudential, net of consideration, under the coinsurance reinsurance provisions as of the transaction closing date. General account liabilities of $1.57 billion and $1.26 billion as of December 31, 2008 and 2007, respectively, however, remain on the Consolidated Statements of Financial Position with a corresponding reinsurance recoverable.

     For purposes of presentation in the Consolidated Statements of Cash Flows, the Company treated the reinsurance of substantially all the variable annuity business of ALIC and ALNY to Prudential as a disposition of operations, consistent with the substance of the transaction which was the disposition of a block of business accomplished through reinsurance. Accordingly, the net consideration transferred to Prudential of $744 million (computed as $1.37 billion of general account insurance liabilities transferred to Prudential on the closing date less consideration of $628 million), the cost of hedging the ceding commission received from Prudential of $69 million, pre-tax, and the costs of executing the transaction of $13 million, pre-tax, were classified as a disposition of operations in the cash flows from investing activities section of the Consolidated Statements of Cash Flows.

     Under the Agreement, ALIC, ALNY and the Corporation have indemnified Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of ALIC and ALNY and liabilities specifically excluded from the transaction) that ALIC and ALNY have agreed to retain. In addition, ALIC, ALNY and the Corporation will indemnify Prudential for certain post-closing liabilities that may arise from the acts of ALIC, ALNY and their agents, including in connection with ALIC's and ALNY's provision of transition services. The Reinsurance Agreements contain no limits or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

those related to benefit guarantees, in accordance with the provisions of SFAS No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts".

     The terms of the Agreement give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period which ended May 2008, the Company continued to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and service the reinsured business while Prudential prepared for the migration of the business onto its servicing platform.

     Pursuant to the Agreement, the final market-adjusted consideration was $628 million. The disposal resulted in a gain of $79 million pre-tax for ALIC, which was deferred as a result of the disposition being executed through reinsurance. The deferred gain is included as a component of other liabilities and accrued expenses on the Consolidated Statements of Financial Position, and is amortized to gain (loss) on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income over the life of the reinsured business which is estimated to be approximately 18 years. For ALNY, the transaction resulted in a loss of $9 million pre-tax. ALNY's reinsurance loss and other amounts related to the disposal of the business, including the initial costs and final market value settlements of the derivatives acquired by ALIC to economically hedge substantially all of the exposure related to market adjustments between the effective date of the Agreement and the closing of the transaction, transactional expenses incurred and amortization of ALIC's deferred reinsurance gain, were included as a component of gain (loss) on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income and amounted to $5 million, $6 million and $(61) million, after-tax during 2008, 2007 and 2006, respectively. Gain (loss) on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income included amortization of ALIC's deferred gain, after-tax, of $5 million, $5 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively. DAC and DSI were reduced by $726 million and $70 million, respectively, as of the effective date of the transaction for balances related to the variable annuity business subject to the Reinsurance Agreements.

     The separate account balances related to the modified coinsurance reinsurance were $7.53 billion and $13.76 billion as of December 31, 2008 and 2007, respectively. Separate account balances totaling approximately $711 million and $1.17 billion at December 31, 2008 and 2007, respectively, related primarily to the variable life business that is being retained by the Company, and the variable annuity business in three affiliated companies that were not included in the Agreement. In the five-months of 2006, prior to this disposition, the Company's variable annuity business generated approximately $127 million in contract charges.

4. SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities and limited partnerships, totaled $17 million, $72 million and $39 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending and other business activities and for funds received from the Company's security repurchase business activities were $320 million, $1.75 billion and $1.94 billion at December 31, 2008, 2007 and 2006, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. Obligations to return cash collateral for OTC derivatives were $20 million, $72 million and $357 million at December 31, 2008, 2007 and 2006, respectively, and are reported in other liabilities and accrued expenses or other investments. Consistent with our adoption of FSP FIN 39-1 in 2008, the $20 million of obligations to return cash collateral as of December 31, 2008 are netted against derivative positions and reported in other liabilities and accrued expenses.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:


     ($ IN MILLIONS)                                         2008       2007       2006
                                                          ----------  ----------  ---------
     NET CHANGE IN PROCEEDS MANAGED
     Net change in fixed income securities               $     348   $      34   $     96
     Net change in short-term investments                    1,129         443       (159)
                                                          ----------  ----------  ---------
          Operating cash flow provided (used)            $   1,477   $     477   $    (63)
                                                          ==========  ==========  =========

     NET CHANGE IN LIABILITIES
     Liabilities for collateral and security repurchase,
      beginning of year                                  $  (1,817)  $  (2,294)  $ (2,231)
     Liabilities for collateral and security repurchase,
      end of year                                             (340)     (1,817)    (2,294)
                                                          ----------  ----------  ---------
          Operating cash flow (used) provided            $  (1,477)  $    (477)  $     63
                                                          ==========  ==========  =========

     In 2008, the Company recorded non-cash capital contributions totaling $742 million, including the transfer from AIC of non-cash assets totaling $342 million and the forgiveness by AIC of an outstanding surplus note with an unpaid principal sum of $400 million (see Note 5).

5. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company (see Note 15), were $467 million, $477 million and $494 million in 2008, 2007 and 2006, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $73 million, $74 million and $72 million of structured settlement annuities, a type of immediate annuity, in 2008, 2007 and 2006, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $12 million, $11 million and $10 million relate to structured settlement annuities with life contingencies and are included in premium income for 2008, 2007 and 2006, respectively.

     In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits.

     Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.85 billion and $4.89 billion at December 31, 2008 and 2007, respectively.

BROKER-DEALER AGREEMENT

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

agencies. For these services, the Company incurred $19 million, $27 million and $44 million of commission and other distribution expenses for the years ending December 31, 2008, 2007 and 2006, respectively.

REINSURANCE TRANSACTIONS

     Effective January 1, 2008, the Company's coinsurance reinsurance agreement with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL"), which went into effect in 2004, was amended to include the assumption by the Company of certain accident and health insurance policies. In accordance with this amendment, the Company recorded cash of $16 million, premium installment receivables of $5 million, DAC of $32 million, reserve for life-contingent contract benefits of $24 million and accrued liabilities of $2 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $27 million ($18 million after-tax), which was recorded as an increase to additional capital paid-in on the Company's Consolidated Statements of Financial Position.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

SURPLUS NOTES DUE TO RELATED PARTIES

  Surplus notes due to related parties outstanding at December 31 consisted of the following:


              ($ IN MILLIONS)                                2008           2007
                                                         ------------   ------------
              5.06% Surplus Notes (1), due 2035         $        100   $        100
              6.18% Surplus Notes (1), due 2036                  100            100
              5.93% Surplus Notes (1), due 2038                   50             --
              7.00% Surplus Notes (1), due 2028                  400             --
                                                         ------------   ------------
               Surplus notes due to related parties     $        650   $        200
                                                         ============   ============

              ----------
              (1) No payment of principle or interest is permitted on the surplus notes without the written approval from the proper regulatory authority (see Note 5). The regulatory authority could prohibit the payment of interest and principle on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2008 and 2007 on all notes except the $400 million note for which approval has not been sought.

     On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. The note due from Kennett is classified as other investments and the related surplus notes are classified as surplus notes due to related parties in the Consolidated Statements of Financial Position. In 2008, 2007 and 2006, the Company incurred $5 million each year of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income. Additionally, in 2008, 2007 and 2006, the Company recorded net investment income on the note due from Kennett of $5 million in each year.

     On June 30, 2006, under the existing agreement with Kennett discussed above, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%. The note due from Kennett is classified as other investments and the related surplus note is classified as surplus notes due to

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

related parties in the Consolidated Statements of Financial Position. In 2008, 2007 and 2006, the Company incurred $6 million, $6 million and $4 million, respectively, of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income. Additionally, in 2008, 2007 and 2006, the Company recorded net investment income on the note due from Kennett of $6 million, $6 million and $3 million, respectively.

     On June 30, 2008, under the existing agreement with Kennett, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued on June 30, 2008 a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%. The note due from Kennett is classified as other investments and the related surplus note is classified as surplus notes due to related parties in the Consolidated Statements of Financial Position. In 2008, the Company incurred interest expense on this surplus note of $2 million, which is included as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income. Additionally, in 2008, the Company recorded net investment income on the note due from Kennett of $1 million.

     On August 29, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. On December 29, 2008, AIC agreed to cancel and forgive the principal and any related interest obligations associated with this surplus note. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     On November 17, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. This surplus note accrues interest at a rate of 7.00% annually, which is due on the first day of April and October in each year beginning 2009 until maturity on November 17, 2028. The payment of interest and principal is subject to prior written approval from the Director of Insurance of the State of Illinois and can only be paid out of the Company's statutory-basis surplus that is in excess of certain amounts specified in the surplus note. This surplus note is included as a component of surplus notes due to related parties in the Consolidated Statements of Financial Position. In 2008, the Company incurred interest expense on this surplus note of $3 million, which is included as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income.

NOTE PAYABLE TO PARENT

     On December 27, 2006, the Company issued an intercompany note in the amount of $500 million payable to its parent, AIC, on demand and, in any event, by March 30, 2007. This note was fully repaid in the first quarter of 2007. This note had an interest rate of 5.25%. Interest expense on this note, which totaled $5 million in 2007, is included as a component of operating costs and expenses in the Consolidated Statements of Operations and Comprehensive Income.

REDEEMABLE PREFERRED STOCK

     As of December 31, 2006, the Company's Consolidated Statements of Financial Position included redeemable preferred stock - Series A ("redeemable preferred stock") issued to Northbook Holdings, LLC, a wholly owned subsidiary of AIC. The Company's Board of Directors declared and paid cash dividends on the redeemable preferred stock from time to time, but not more frequently than quarterly. The dividends were based on the three-month LIBOR rate. Dividends of $1 million were incurred and paid during 2006, and included as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. During 2006, $26 million of mandatorily redeemable preferred stock was redeemed. All remaining redeemable preferred stock was redeemed in 2007.

LIQUIDITY AND INTERCOMPANY LOAN AGREEMENT

     Effective May 8, 2008, the Company, AIC and the Corporation entered into a one-year Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") replacing the Intercompany Liquidity Agreement between the Company and AIC, dated January 1, 2008. The Liquidity Agreement allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. It shall be automatically renewed for subsequent one-year terms unless terminated by the parties. The Liquidity Agreement does not establish a commitment to advance funds on the part of either party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter.

     In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2008 and 2007. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

INVESTMENT PURCHASES

     In September 2008, in accordance with two sale agreements with AIC, the Company purchased investments from AIC. The Company paid $944 million in cash for the investments, which included mortgage loans and privately placed corporate fixed income securities with a fair value on the date of sale of $613 million and $325 million, respectively, and $6 million of accrued investment income. Since the transaction was between affiliates under common control, the mortgage loans were recorded at the outstanding principal balance, net of unamortized premium or discount, on the date of sale of $634 million and the privately placed corporate fixed income securities were recorded at the amortized cost basis on the date of sale of $338 million. The difference between the fair value and the outstanding principal balance, net of unamortized premium or discount, for the mortgage loans, and the amortized cost basis for the privately placed corporate fixed income securities, on the date of sale, was recorded as an increase to retained income of $22 million after-tax ($34 million pre-tax).

CAPITAL CONTRIBUTIONS

     In June 2008, the Company received a capital contribution from AIC of $349 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities of $337 million, accrued investment income of $5 million and cash of $7 million.

     In November 2008, the Company received a capital contribution from AIC of $600 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In December 2008, a surplus note issued to AIC in August 2008 was cancelled and forgiven by AIC. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. Discretionary capital contributions made by AIC outside of the terms of this agreement, including the $349 million contribution made in June 2008, the $600 million contribution made in November 2008 and the forgiveness of the $400 million surplus note in December 2008, do not reduce AIC's $1 billion obligation. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from Standard and Poor's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. At December 31, 2008, no capital had been provided by AIC under this agreement.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS

FAIR VALUES

       The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


                                                                GROSS UNREALIZED
  ($ IN MILLIONS)                            AMORTIZED    ---------------------------      FAIR
                                               COST           GAINS         LOSSES         VALUE
                                           ------------   ------------   ------------   ------------
  AT DECEMBER 31, 2008
  U.S. government and agencies            $      2,792   $        895   $        --    $      3,687
  Municipal                                      3,976             28          (696)          3,308
  Corporate                                     27,416            408        (3,555)         24,269
  Foreign government                             1,652            513           (65)          2,100
  Mortgage-backed securities                     2,923             59          (263)          2,719
  Commercial mortgage-backed securities          5,712             10        (1,992)          3,730
  Asset-backed securities                        4,649              8        (2,034)          2,623
  Redeemable preferred stock                        16             --            (6)             10
                                           ------------   ------------   ------------   ------------
    Total fixed income securities         $     49,136   $      1,921   $    (8,611)   $     42,446
                                           ============   ============   ============   ============

  AT DECEMBER 31, 2007
  U.S. government and agencies            $      2,848   $        880   $        --    $      3,728
  Municipal                                      4,235            115           (39)          4,311
  Corporate                                     31,624            757          (646)         31,735
  Foreign government                             1,814            374            (3)          2,185
  Mortgage-backed securities                     3,499             37           (46)          3,490
  Commercial mortgage-backed securities          7,698             76          (386)          7,388
  Asset-backed securities                        6,273             20          (690)          5,603
  Redeemable preferred stock                        29              1            (1)             29
                                           ------------   ------------   ------------   ------------
    Total fixed income securities         $     58,020   $      2,260   $    (1,811)   $     58,469
                                           ============   ============   ============   ============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2008:


                                                          AMORTIZED         FAIR
             ($ IN MILLIONS)                                 COST           VALUE
                                                         ------------   ------------
             Due in one year or less                    $      2,156   $      2,154
             Due after one year through two years              2,118          2,017
             Due after two years through three years           2,649          2,507
             Due after three years through four years          2,868          2,707
             Due after four years through five years           2,895          2,652
             Due after five years through ten years           10,855         10,448
             Due after ten years                              18,023         14,619
                                                         ------------   ------------
                                                              41,564         37,104
             Mortgage- and asset-backed securities             7,572          5,342
                                                         ------------   ------------
                  Total                                 $     49,136   $     42,446
                                                         ============   ============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk. Periodic interest receipts on fixed income securities represent a substantial additional source of cash flow over the years presented, but are not included in the contractual maturities table above.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:


          ($ IN MILLIONS)                               2008          2007          2006
                                                    ------------  ------------  ------------
          Fixed income securities                  $      3,112  $      3,589  $      3,505
          Mortgage loans                                    580           552           508
          Equity securities                                   7             4             2
          Limited partnership interests                      29            87            42
          Other investments                                 121           243           257
                                                    ------------  ------------  ------------
            Investment income, before expense             3,849         4,475         4,314
            Investment expense                             (129)         (270)         (257)
                                                    ------------  ------------  ------------
               Net investment income               $      3,720  $      4,205  $      4,057
                                                    ============  ============  ============

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:


          ($ IN MILLIONS)                               2008          2007          2006
                                                    ------------  ------------  ------------
          Fixed income securities                  $     (2,004) $       (172) $       (157)
          Equity securities                                 (29)            6             2
          Limited partnership interests                     (76)           34             2
          Derivatives                                      (815)          (57)           31
          Other                                            (128)           (8)           43
                                                    ------------  ------------  ------------
           Realized capital gains and losses,
            pre-tax                                      (3,052)         (197)          (79)
           Income tax benefit                             1,067            69            28
                                                    ------------  ------------  ------------
            Realized capital gains and losses,
             after-tax                             $     (1,985) $       (128) $        (51)
                                                    ============  ============  ============

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:


          ($ IN MILLIONS)                               2008          2007          2006
                                                    ------------  ------------  ------------
          Sales (1)                                $        184  $         70  $        (29)
          Impairment write-downs (2)                     (1,227)         (118)          (21)
          Change in intent write-downs (1) (3)           (1,207)          (92)          (60)
          Valuation of derivative instruments              (985)          (63)          (17)
          EMA LP income (4)                                 (14)           --            --
          Settlement of derivative instruments              197             6            48
                                                    ------------  ------------  ------------
           Realized capital gains and losses,
            pre-tax                                      (3,052)         (197)          (79)
           Income tax benefit                             1,067            69            28
                                                    ------------  ------------  ------------
            Realized capital gains and losses,
             after-tax                             $     (1,985) $       (128) $        (51)
                                                    ============  ============  ============

----------
         (1) To conform to the current year presentation, certain amounts in the prior years have been reclassified.

         (2) Impairment write-downs reflect issue specific other-than-temporary declines in fair value, including instances where we could not reasonably assert that the recovery period would be temporary.

         (3) Change in intent write-downs reflects instances where we cannot assert a positive intent to hold until recovery.

         (4) Subsequent to October 1, 2008, income from investments in limited partnership interests accounted for utilizing the equity method of accounting is reported in realized capital gains and losses.

     Gross gains of $579 million, $131 million and $102 million and gross losses of $380 million, $186 million and $231 million were realized on sales of fixed income securities during 2008, 2007 and 2006, respectively.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                       GROSS UNREALIZED
                                                         FAIR       ------------------------    UNREALIZED NET
($ IN MILLIONS)                                          VALUE        GAINS        LOSSES        GAINS (LOSSES)
                                                       -----------  -----------  -----------   ------------------
AT DECEMBER 31, 2008
Fixed income securities                               $    42,446  $     1,921  $   (8,611)   $          (6,690)
Equity securities                                              82            1         (25)                 (24)
Short-term investments                                      3,858            4          (1)                   3
Derivative instruments (1)                                     16           23          (9)                  14
                                                                                               ------------------
  Unrealized net capital gains and losses, pre-tax                                                       (6,697)

Amounts recognized for:
  Insurance reserves (2)                                                                                   (378)
  DAC and DSI (3)                                                                                         3,493
                                                                                               ------------------
    Amounts recognized                                                                                    3,115
Deferred income taxes                                                                                     1,245
                                                                                               ------------------
Unrealized net capital gains and losses, after-tax                                            $          (2,337)
                                                                                               ==================

----------
(1) Included in the fair value of derivative securities are $4 million classified as assets and $(12) million classified as liabilities.

(2) The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although we evaluate premium deficiencies on the combined performance of our life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.

(3) The DAC and DSI adjustment represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                       GROSS UNREALIZED
                                                         FAIR       ------------------------    UNREALIZED NET
($ IN MILLIONS)                                          VALUE        GAINS        LOSSES        GAINS (LOSSES)
                                                       -----------  -----------  -----------   ------------------
AT DECEMBER 31, 2007
Fixed income securities                               $   58,469   $     2,260  $   (1,811)   $             449
Equity securities                                            102             5          (5)                  --
Derivative instruments (1)                                   (32)           --         (32)                 (32)
                                                                                               ------------------
   Unrealized net capital gains and losses, pre-tax                                                         417

Amounts recognized for:
   Insurance reserves                                                                                    (1,059)
   DAC and DSI                                                                                              513
                                                                                               ------------------
     Amounts recognized                                                                                    (546)
Deferred income taxes                                                                                        45
                                                                                               ------------------
Unrealized net capital gains and losses, after-tax                                            $             (84)
                                                                                               ==================

----------
(1) Included in the fair value of derivative securities are $(9) million classified as assets and $23 million classified as liabilities.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:


        ($ IN MILLIONS)                                   2008          2007        2006
                                                       -----------  -----------  -----------
        Fixed income securities                       $   (7,139)  $   (1,139)  $     (672)
        Equity securities                                    (24)         (11)           6
        Short-term investments                                 3           --           --
        Derivative instruments                                46          (16)         (10)
                                                       -----------  -----------  -----------
          Total                                           (7,114)      (1,166)        (676)

        Amounts recognized for:
          Insurance reserves                                 681           70          214
          DAC and DSI                                      2,980          467           58
                                                       -----------  -----------  -----------
           Increase in amounts recognized                  3,661          537          272
        Deferred income taxes                              1,200          220          141
                                                       -----------  -----------  -----------
        Change in unrealized net capital gains
          and losses                                  $   (2,253)  $     (409)  $     (263)
                                                       ===========  ===========  ===========

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the financial condition of the issue or issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the expected recoverability of principal and interest; 3) the length of time and extent to which the fair value has been less than amortized cost for fixed income securities, or cost for equity securities; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.


($ IN MILLIONS)                                   LESS THAN 12 MONTHS                  12 MONTHS OR MORE
                                          ---------------------------------  ------------------------------------    TOTAL
                                           NUMBER       FAIR    UNREALIZED    NUMBER        FAIR      UNREALIZED   UNREALIZED
                                          OF ISSUES    VALUE      LOSSES     OF ISSUES      VALUE       LOSSES       LOSSES
                                          ---------   --------  -----------  ----------  -----------  -----------  -----------
AT DECEMBER 31, 2008
Fixed income securities
 Municipal                                     400   $  2,460  $     (653)          26  $       199  $      (43)  $     (696)
 Corporate                                   1,282     12,781      (1,779)         446        4,344      (1,776)      (3,555)
 Foreign government                             43        304         (53)           2           13         (12)         (65)
 MBS                                           129        724        (142)          57          233        (121)        (263)
 CMBS                                          289      2,646        (786)         176          901      (1,206)      (1,992)
 ABS                                           141        778        (251)         335        1,666      (1,783)      (2,034)
 Redeemable preferred stock                      3          9          (6)          --           --          --           (6)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income securities             2,287     19,702      (3,670)       1,042        7,356      (4,941)      (8,611)

Equity securities                               39         55         (25)          --           --          --          (25)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income and equity
     securities                              2,326   $ 19,757  $   (3,695)       1,042  $     7,356  $   (4,941)  $   (8,636)
                                          =========   ========   ==========   =========   ==========   ==========   ==========
Investment grade fixed income securities     2,104   $ 18,791  $   (3,343)         906  $     6,757  $   (4,481)  $   (7,824)
Below investment grade fixed income
     securities                                183        911        (327)         136          599        (460)        (787)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income securities             2,287   $ 19,702  $   (3,670)       1,042  $     7,356  $   (4,941)  $   (8,611)
                                          =========   ========   ==========   =========   ==========   ==========   ==========
AT DECEMBER 31, 2007
Fixed income securities
 Municipal                                     132   $    826  $      (30)          24  $       134  $       (9)  $      (39)
 Corporate                                     812      9,437        (474)         322        3,744        (172)        (646)
 Foreign government                             19        167          (3)           1            1          --           (3)
 MBS                                           122      1,145         (31)         433          686         (15)         (46)
 CMBS                                          306      3,074        (345)         133        1,137         (41)        (386)
 ABS                                           438      4,307        (648)          60          510         (42)        (690)
 Redeemable preferred stock                      1         13          (1)          --           --          --           (1)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income securities             1,830     18,969      (1,532)         973        6,212        (279)      (1,811)

Equity securities                                9         64          (5)          --           --          --           (5)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income and equity
     securities                              1,839   $ 19,033  $   (1,537)         973  $     6,212  $     (279)  $   (1,816)
                                          =========   ========   ==========   =========   ==========   ==========   ==========
Investment grade fixed income securities     1,629   $ 17,675  $   (1,396)         929  $     5,882  $     (247)  $   (1,643)
Below investment grade fixed income
  securities                                   201      1,294        (136)          44          330         (32)        (168)
                                          ---------   --------   ----------   ---------   ----------   ----------   ----------
   Total fixed income securities             1,830   $ 18,969  $   (1,532)         973  $     6,212  $     (279)  $   (1,811)
                                          =========   ========   ==========   =========   ==========   ==========   ==========

     As of December 31, 2008, $1.71 billion of unrealized losses are related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $1.71 billion, $1.63 billion are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion, or a rating of aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2008, the remaining $6.93 billion of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of the $6.93 billion, $705 million are related to below investment grade fixed income securities and $22 million are related to equity securities. Of these

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

amounts, $13 million of the below investment grade fixed income securities had been in an unrealized loss position for a period of twelve or more consecutive months as of December 31, 2008. Unrealized losses on below investment grade securities are principally related to rising interest rates or changes in credit spreads. Unrealized losses on equity securities are primarily related to equity market fluctuations. The Company expects eventual recovery of these securities. Every security was included in our portfolio monitoring process.

     The securities comprising the $6.93 billion of unrealized losses were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     Unrealized losses on mortgage-backed, asset-backed and commercial mortgage-backed holdings were evaluated based on credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. The unrealized losses on municipal bonds and asset-backed securities that had credit enhancements from bond insurers were evaluated on the quality of the underlying security. These investments were determined to have adequate resources to fulfill contractual obligations.

     As of December 31, 2008, the Company had the intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIP IMPAIRMENT

     As of December 31, 2008 and 2007, equity method limited partnership interests totaled $627 million and $485 million, respectively. The Company recognizes a loss in value for equity method investments when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. In 2008 and 2007, the Company had write-downs of $13 million and $9 million, respectively, related to equity method limited partnership interests. No write-downs were recognized in 2006.

     As of December 31, 2008 and 2007, the carrying value for cost method limited partnership interests was $560 million and $509 million, respectively, which primarily included limited partnership interests in fund investments. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other recent adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company uses a screening process to identify those investments whose net asset value is below established thresholds for certain periods of time, and investments that are performing below expectations for consideration for inclusion on its watch-list. In 2008, 2007 and 2006 the Company had write-downs of $53 million, $0.3 million and $0.1 million, respectively, related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2008 and 2007 was $159 million and $2 million, respectively. Valuation allowances of $3 million were held at December 31, 2008 reflecting a charge to operations related to impaired mortgage loans. No valuation allowances were held at December 31, 2007 because the fair value of the collateral was greater than the recorded investment in the loans, and no valuation allowances were charged to operations during the years 2007 or 2006. Realized capital losses due to changes in intent to hold mortgage loans to maturity totaled $73 million and $28 million for the years ended December 31, 2008 and 2007, respectively.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise cash basis is used. The Company recognized interest income on impaired loans of $6 million, $0.2 million and $0.4 million during 2008, 2007 and 2006, respectively. The average balance of impaired loans was $43 million, $3 million and $5 million in 2008, 2007 and 2006, respectively.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31.

        (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)         2008           2007
                                                             ----------     ---------
        California                                                18.3 %        19.7 %
        Delaware                                                   9.3           8.1
        Texas                                                      8.9           9.0
        New York                                                   8.9           9.5
        New Jersey                                                 7.2           7.1
        Virginia                                                   6.0           4.7
        Oregon                                                     5.3           5.2

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31.

      (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)       2008          2007
                                                             ----------     ----------
      California                                                  21.0 %         22.7 %
      Illinois                                                     9.0            8.7
      Texas                                                        7.0            7.3
      Pennsylvania                                                 6.2            5.5
      New Jersey                                                   6.1            5.5
      New York                                                     5.8            5.7

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

      (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)       2008           2007
                                                             ----------     ---------
      Office buildings                                            32.5 %        35.3 %
      Retail                                                      24.5          23.1
      Warehouse                                                   22.6          21.3
      Apartment complex                                           15.5          15.8
      Other                                                        4.9           4.5
                                                             ----------     ---------
           Total                                                 100.0 %       100.0 %
                                                             ==========     =========

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2008 for loans that were not in foreclosure are as follows:

                                                 NUMBER        CARRYING
                          ($ IN MILLIONS)       OF LOANS        VALUE         PERCENT
                                              ------------   ------------   ----------
                          2009                         81   $        746          7.5 %
                          2010                         94          1,182         11.8
                          2011                        106          1,434         14.3
                          2012                        106          1,321         13.2
                          2013                         82            780          7.8
                          Thereafter                  445          4,549         45.4
                                              ------------   ------------   ----------
                            Total                     914   $     10,012        100.0 %
                                              ============   ============   ==========

     In 2008, $423 million of commercial mortgage loans were contractually due. Of these, 79% were paid as due, 2% were refinanced at prevailing market terms and 18% were extended generally for less than one year. 1% was in the process of foreclosure, and none were foreclosed or in the process of refinancing or restructuring discussions.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONCENTRATION OF CREDIT RISK

     At December 31, 2008, other than U.S. government and agencies, the Company's exposure to credit concentration risk to a single issuer and its affiliaties of greater than 10% of shareholder's equity includes the following:


          ($ IN MILLIONS)                                                 PERCENTAGE OF         PERCENTAGE OF
                                                         CARRYING         STOCKHOLDER'S             TOTAL
                                                           VALUE              EQUITY             INVESTMENTS
                                                      ---------------   ------------------   -------------------
          Federal Home Loan Mortgage Corporation
            ("Freddie Mac")
               Fixed income securities               $           61
               Mortgage loans                                    30
               Short-term investments                           199
                                                      ---------------
                 Total Freddie Mac                   $          290             13.1%                  0.5%
                                                      ===============

          Bank of America Corporation
               Fixed income securities               $          283
               Equity securities                                  7
               Derivative instruments                            (2)
                                                      ---------------
                 Total Bank of America
                   Corporation                       $          288             13.0                   0.5
                                                      ===============

          Federal National Mortgage Association
             ("Fannie Mae")
               Fixed income securities               $          267
                                                      ---------------
                 Total Fannie Mae                    $          267             12.1                   0.4
                                                      ===============

          Wells Fargo & Company
               Fixed income securities               $          227
               Derivative instruments                            (1)
                                                      ---------------
                 Total Wells Fargo & Company         $          226             10.2                   0.4
                                                      ===============

SECURITIES LOANED

     The Company's business activities include securities lending programs with third parties, mostly large banks. At December 31, 2008 and 2007, fixed income and equity securities with a carrying value of $307 million and $1.70 billion, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $34 million, $11 million and $5 million, for the years ended December 31, 2008, 2007 and 2006, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $1.73 billion and $2.66 billion at December 31, 2008 and 2007, respectively.

     At December 31, 2008, fixed income securities with a carrying value of $66 million were on deposit with regulatory authorities as required by law.

     At December 31, 2008, the carrying value of fixed income securities that were non-income producing was $4 million. No other investments were non-income producing at December 31, 2008.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2008:



                                       QUOTED PRICES     SIGNIFICANT
                                         IN ACTIVE         OTHER         SIGNIFICANT
                                        MARKETS FOR      OBSERVABLE      UNOBSERVABLE                        BALANCE AS OF
                                     IDENTICAL ASSETS      INPUTS           INPUTS       OTHER VALUATIONS     DECEMBER 31,
($ IN MILLIONS)                         (LEVEL 1)         (LEVEL 2)       (LEVEL 3)         AND NETTING          2008
                                     -----------------  -------------  ----------------  -----------------  ----------------
FINANCIAL ASSETS:
Fixed income securities             $            276   $     28,037   $        14,133                      $        42,446
Equity securities                                  1             54                27                                   82
Short-term investments                           342          3,516                --                                3,858
Other investments:
    Free-standing derivatives                     --            605                13                                  618
                                     -----------------  -------------  ----------------                     ----------------
      TOTAL RECURRING BASIS ASSETS               619         32,212            14,173                               47,004
Non-recurring basis                               --             --               244                                  244
Valued at cost, amortized cost or
   using the equity method                                                              $         13,004            13,004
Counterparty and cash collateral
   netting (1)                                                                                      (480)             (480)
                                     -----------------  -------------  ----------------  -----------------  ----------------
TOTAL INVESTMENTS                                619         32,212            14,417             12,524            59,772
                                     -----------------  -------------  ----------------  -----------------  ----------------
Separate account assets                        8,239             --                --                 --             8,239
Other assets                                      (1)            --                 1                 --                --
                                     -----------------  -------------  ----------------  -----------------  ----------------
TOTAL FINANCIAL ASSETS              $          8,857   $     32,212   $        14,418   $         12,524   $        68,011
                                     =================  =============  ================  =================  ================
% of Total financial assets                     13.0%          47.4%             21.2%              18.4%            100.0%

FINANCIAL LIABILITIES:
Contractholder funds:
   Derivatives embedded in
      annuity contracts             $             --   $        (37)  $          (265)                     $          (302)
Other liabilities:
   Free-standing derivatives                      --         (1,118)             (106)                              (1,224)
Non-recurring basis                               --             --                --                                   --
Counterparty and cash collateral
    netting (1)                                                                         $            460               460
                                     -----------------  -------------  ----------------  -----------------  ----------------
TOTAL FINANCIAL LIABILITIES         $             --   $     (1,155)  $          (371)  $            460   $        (1,066)
                                     =================  =============  ================  =================  ================
% of Total financial liabilities                  --%         108.4%             34.8%            (43.2)%            100.0%

----------
(1) In accordance with FSP FIN 39-1, the Company nets all fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral executed with the same counterparty under a master netting agreement. At December 31, 2008, the right to reclaim cash collateral was offset by securities held, and the obligation to return collateral was $20 million.

     As required by SFAS No. 157, when the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. Thus, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3). Gains and losses for such assets and liabilities categorized within Level 3 may include changes in fair value that are attributable to both observable inputs (Level 1 and Level 2) and unobservable inputs (Level 3). Net transfers in and/or out of Level 3 are reported as having occurred at the beginning of the quarter the transfer occurred; therefore, for all transfers into Level 3, all realized and unrealized gains and losses in the quarter of transfer are reflected in the table below. Further, it should be noted that the following table does not take into consideration the effect of offsetting Level 1 and Level 2 financial instruments entered into that economically hedge certain exposures to the Level 3 positions.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table provides a summary of changes in fair value during the year ended December 31, 2008 of Level 3 financial assets and financial liabilities held at fair value on a recurring basis at December 31, 2008.

                                                 TOTAL REALIZED AND UNREALIZED
                                                   GAINS (LOSSES) INCLUDED IN:
                                                 ------------------------------
                                                                    OCI ON
                                                                  STATEMENT OF     PURCHASES, SALES,
                               BALANCE AS OF         NET           FINANCIAL        ISSUANCES AND
($ IN MILLIONS)               JANUARY 1, 2008     INCOME (1)       POSITION        SETTLEMENTS, NET
                              ----------------   ------------    -------------    ------------------
FINANCIAL ASSETS
Fixed income securities      $         18,830   $     (1,617)   $      (3,029)   $           (2,322)
Equity securities                          61             (3)             (12)                   20
Other investments:
Free-standing derivatives,
  net                                      (6)          (125)              --                    38
                              ----------------   ------------    -------------    ------------------
TOTAL INVESTMENTS                      18,885         (1,745)          (3,041)               (2,264)
Other assets                                2             (1)              --                    --
                              ----------------   ------------    -------------    ------------------
TOTAL RECURRING LEVEL 3
  FINANCIAL ASSETS           $         18,887   $     (1,746)   $      (3,041)   $           (2,264)
                              ================   ============    =============    ==================
FINANCIAL LIABILITIES
Contractholder funds:
Derivatives embedded in
  annuity contracts          $              4   $       (270)   $          --    $                1
                              ----------------   ------------    -------------    ------------------
TOTAL RECURRING LEVEL 3
  FINANCIAL LIABILITIES      $              4   $       (270)   $          --    $                1
                              ================   ============    =============    ==================

                                                                         TOTAL
                                                                     GAINS (LOSSES)
                                                                      INCLUDED IN
                                    NET                             NET INCOME FOR
                               TRANSFERS IN                           INSTRUMENTS
                                  AND/OR        BALANCE AS OF        STILL HELD AT
                                 (OUT) OF        DECEMBER 31,         DECEMBER 31,
($ IN MILLIONS)                  LEVEL 3            2008                2008 (4)
                              --------------   ---------------     -----------------
FINANCIAL ASSETS
Fixed income securities      $        2,271   $        14,133     $          (1,340)
Equity securities                       (39)               27                    (3)
Other investments:
Free-standing derivatives,
  net                                    --               (93) (2)              (37)
                              --------------   ---------------     -----------------
TOTAL INVESTMENTS                     2,232            14,067  (3)           (1,380)
Other assets                             --                 1                    (1)
                              --------------   ---------------     -----------------
TOTAL RECURRING LEVEL 3
  FINANCIAL ASSETS           $        2,232   $        14,068     $          (1,381)
                              ==============   ===============     =================
FINANCIAL LIABILITIES
Contractholder funds:
Derivatives embedded in
  annuity contracts          $           --   $          (265)    $            (270)
                              --------------   ---------------     -----------------
TOTAL RECURRING LEVEL 3
  FINANCIAL LIABILITIES      $           --   $          (265)    $            (270)
                              ==============   ===============     =================

----------
(1) The effect to net income of financial assets and financial liabilities totals $(2.02) billion and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(1.83) billion in realized capital gains and losses; $91 million in net investment income; $(6) million in interest credited to contractholder funds; and $(270) million in contract benefits.

(2) Comprises $13 million of financial assets and $(106) million of financial liabilities.

(3) Comprises $14.17 billion of investments and $(106) million of free-standing derivatives included in financial liabilities.

(4) The amounts represent gains and losses included in net income for the period of time that the financial asset or financial liability was determined to be in Level 3. These gains and losses total $(1.65) billion and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(1.45) billion in realized capital gains and losses; $75 million in net investment income; $(1) million in interest credited to contractholder funds and $(270) million in contract benefits.

     Presented below are the fair value estimates of financial instruments including those reported at fair value and discussed above and those reported using other methods for which a description of the method to determine fair value appears below the following tables.

FINANCIAL ASSETS

                                                         DECEMBER 31, 2008         DECEMBER 31, 2007
                                                     -----------------------   -----------------------
                                                      CARRYING       FAIR       CARRYING       FAIR
       ($ IN MILLIONS)                                  VALUE        VALUE        VALUE       VALUE
                                                     ----------   ----------   ----------   ----------
       Fixed income securities (1)                  $   42,446   $   42,446   $   58,469   $   58,469
       Equity securities (1)                                82           82          102          102
       Mortgage loans                                   10,012        8,700        9,901        9,804
       Limited partnership interests - cost basis          560          541          509          525
       Short-term investments (1)                        3,858        3,858          386          386
       Bank loans                                          981          675        1,128        1,085
       Free-standing derivatives (1)                       138          138          457          457
       Intercompany notes                                  250          185          200          186
       Separate accounts (1)                             8,239        8,239       14,929       14,929

----------
       (1) Carried at fair value in the Consolidated Statements of Financial Position.

     The fair value of mortgage loans is based on discounted contractual cash flows. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

reported in other investments on the Consolidated Statements of Financial Position, are valued based on broker quotes from brokers familiar with the loans. The fair value of intercompany notes is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

FINANCIAL LIABILITIES

                                                          DECEMBER 31, 2008         DECEMBER 31, 2007
                                                      -----------------------   -----------------------
                                                       CARRYING      FAIR        CARRYING     FAIR
  ($ IN MILLIONS)                                        VALUE       VALUE         VALUE      VALUE
                                                      ----------   ----------   ----------  -----------
  Contractholder funds on investment contracts (2)   $   45,989   $   42,484   $   50,445   $   49,117
  Surplus notes due to related parties                      650          566          200          189
  Liability for collateral (1)                              340          340        1,817        1,817
  Free-standing derivatives (1)                             744          744          292          292

----------
  (1)  Carried at fair value in the Consolidated Statements of Financial
       Position.

  (2) As of December 31, 2008 and 2007, contractholder funds on investment contracts exclude contractholder funds related to interest-sensitive life insurance, variable annuities and variable life insurance totaling $10.79 billion and $10.02 billion, respectively.

     Beginning in 2008, the fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. In 2007, the fair value of investment contracts was based on the terms of the underlying contracts. Fixed annuities were valued at the account balance less surrender charges. Immediate annuities without life contingencies and fixed rate funding agreements were valued at the present value of future benefits using current interest rates. The fair value of variable rate funding agreements approximated the carrying value. Market value adjusted annuities' fair value was estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximated the carrying value since the embedded equity options are carried at fair value.

     The fair value of surplus notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction and asset replication. In addition, the Company has derivatives embedded in financial instruments, which are required to be separated and accounted for as derivative instruments. With the exception of derivatives used for asset replication and embedded derivatives which are required to be separated, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see
Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133 to permit the application of SFAS No. 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts.

     The Company uses derivatives to partially mitigate potential adverse impacts from future increases in credit spreads. Credit default swaps are used to mitigate the credit spread risk within the Company's fixed income portfolio.

     Asset-liability management is a risk management strategy that is principally employed to align the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps and floors are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a properly matched relationship is maintained within specific ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures to hedge anticipated asset purchases and liability issuances and financial futures and options for hedging the Company's equity exposure contained in equity indexed annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

in funding agreements and foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements.

     Asset replication refers to the "synthetic" creation of an asset through the use of a credit derivative and a high quality cash instrument to replicate fixed income securities that are either unavailable in the cash bond market or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company has derivatives that are embedded in non-derivative "host" contracts. The Company's primary embedded derivatives are conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in annuity product contracts, which provide equity returns to contractholders; and equity-indexed notes containing equity call options, which provide a coupon payout based upon one or more equity-based indices.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps represent the maximum amount of potential loss, assuming no recoveries.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The fair value valuation techniques are described in Note 2. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2008, the Company pledged $28 million of securities in the form of margin deposits.

     Carrying value amounts include the fair value of the derivatives, including the embedded derivatives, and exclude the accrued periodic settlements which are short term in nature and are reported in accrued investment income or other invested assets. The carrying value amounts for free-standing derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements.

     Derivative instruments are recorded at fair value and presented in the Consolidated Statements of Financial Position as of December 31, as follows:

                                                                     CARRYING VALUE
                                                    --------------------------------------------------
                                                            ASSETS                (LIABILITIES)
                                                    -----------------------   ------------------------
          ($ IN MILLIONS)                              2008         2007         2008         2007
                                                    ----------   ----------   ----------    ----------
          Fixed income securities                  $      222   $      612   $       --    $       --
          Other investments                               138          444           --            --
          Other assets                                      3            2           --            --
          Contractholder funds                             --           --         (302)         (119)
          Other liabilities and accrued expenses           --           --         (744)         (292)
                                                    ----------   ----------   ----------    ----------
            Total                                  $      363   $    1,058   $   (1,046)   $     (411)
                                                    ==========   ==========   ==========    ==========

     For cash flow hedges, unrealized net pre-tax losses included in accumulated other comprehensive income were $16 million and $(32) million at December 31, 2008 and 2007, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges were $48 million, $(16) million and $(10) million in 2008, 2007 and 2006, respectively. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be $(1) million in 2009.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2008.

                                                                                               CARRYING VALUE
                                                         NOTIONAL         FAIR         ------------------------------
($ IN MILLIONS)                                           AMOUNT          VALUE            ASSETS       (LIABILITIES)
                                                     --------------  --------------   --------------   --------------
INTEREST RATE CONTRACTS
   Interest rate swap agreements                     $      10,354   $        (799)   $          22    $        (821)
   Financial futures contracts and options                   4,359              (1)              --               (1)
   Interest rate cap and floor agreements                    5,688             (35)               2              (37)
                                                     --------------  --------------   --------------   --------------
      Total interest rate contracts                         20,401            (835)              24             (859)

EQUITY AND INDEX CONTRACTS
   Options, financial futures, and warrants                  5,056              49               97              (48)

FOREIGN CURRENCY CONTRACTS
   Foreign currency swap agreements                          1,233             222                9              213
   Foreign currency forwards and options                        10              --               --               --
                                                     --------------  --------------   --------------   --------------
      Total foreign currency contracts                       1,243             222                9              213

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION
   Credit default swaps - selling protection                   517             (73)              (1)             (72)

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                            985            (147)              --             (147)
   Guaranteed withdrawal benefits                              744            (119)              --             (119)
   Conversion options in fixed income securities               378              90               90               --
   Equity-indexed call options in fixed income
     securities                                                800             132              132               --
   Equity-indexed call options in fixed income
     securities                                              4,150             (37)              --              (37)
   Other embedded derivative financial instruments             135               1               --                1
                                                     --------------  --------------   --------------   --------------
      Total embedded derivative financial                    7,192             (80)             222             (302)
      instruments

OTHER DERIVATIVE FINANCIAL INSTRUMENTS
   Credit default swaps - buying protection                  1,145              31                9               22
   Other                                                        81               3                3               --
                                                     --------------  --------------   --------------   --------------
     Total other derivative instruments                      1,226              34               12               22
                                                     --------------  --------------   --------------   --------------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS               $      35,635   $        (683)   $         363    $      (1,046)
                                                     ==============  ==============   ==============   ==============

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2007:

                                                                                                         CARRYING VALUE
                                                                   NOTIONAL         FAIR         ------------------------------
($ IN MILLIONS)                                                     AMOUNT          VALUE            ASSETS       (LIABILITIES)
                                                                -------------   -------------    -------------    -------------
INTEREST RATE CONTRACTS
   Interest rate swap agreements                                 $    14,886     $      (297)     $      (117)     $      (180)
   Financial futures contracts and options                               710               2                2               --
   Interest rate cap and floor agreements                             13,760               5                5               --
                                                                -------------   -------------    -------------    -------------
   Total interest rate contracts                                      29,356            (290)            (110)            (180)

EQUITY AND INDEX CONTRACTS
   Options, financial futures, and warrants                            6,057             106              176              (70)

FOREIGN CURRENCY CONTRACTS
   Foreign currency swap agreements                                    1,493             361              388              (27)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION
   Credit default swaps - selling protection                             631             (23)             (10)             (13)

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                                    1,592              --               --               --
   Guaranteed withdrawal benefits                                      1,216              --               --               --
   Conversion options in fixed income securities                         559             190              190               --
   Equity-indexed call options in fixed income securities                800             422              422               --
   Equity-indexed and forward starting options in life
     and annuity product contracts                                     3,934            (123)              --             (123)
   Other embedded derivative financial instruments                       154               2               --                2
                                                                -------------   -------------    -------------    -------------
     Total embedded derivative financial instruments                   8,255             491              612             (121)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS
   Other                                                                  87               2                2               --
                                                                -------------   -------------    -------------    -------------
     Total other derivative financial instruments                         87               2                2               --
                                                                -------------   -------------    -------------    -------------

TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                           $    45,879     $       647      $     1,058      $      (411)
                                                                =============   =============    =============    =============

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap, forward and certain option agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2008, counterparties pledged $20 million in cash collateral to the Company, and the Company pledged $544 million in securities to counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk associated with transactions executed on organized exchanges.

     Credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of free-standing derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements.

($ IN MILLIONS)                         2008                                                   2007
                ----------------------------------------------------  -------------------------------------------------------
                Number of                               Exposure,      Number of                                Exposure,
                 Counter-    Notional     Credit          net of        Counter-      Notional     Credit         net of
 RATING (1)      parties      amount    exposure (2)  collateral (2)    parties        amount   exposure (2)   collateral (2)
------------    ----------  ----------  ------------- --------------  ------------   ---------  ------------  ---------------
   AAA                  1    $     84     $       --     $       --             1     $   228    $       --    $         --

   AA+                 --          --             --             --             1       2,016             3               3
   AA                  --          --             --             --             7      11,652            65               8
   AA-                  3       6,539              5              5             4       5,532            11               1
   A+                   5       6,195              8              8             3      11,398           187              --
   A                    4       6,001             35             15            --          --            --              --
   A-                   1         216             25             25            --          --            --              --
                ----------  ----------   ------------  -------------  ------------   ---------  ------------  ---------------
   Total               14    $ 19,035     $       73     $       53            16     $30,826    $      266    $          12
                ==========  ==========   ============  =============  ============   =========  ============  ===============

----------
(1)  Rating is the lower of S&P's or Moody's ratings.
(2) Only over-the-counter derivatives with a net positive fair value are included for each counterparty.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

CREDIT DERIVATIVES - SELLING PROTECTION

     Credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. Credit risk includes both default risk and market value exposure due to spread widening. CDS typically have a five-year term.

     The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2008:

                                                NOTIONAL AMOUNT
                                      CREDIT RATING UNDERLYING NOTIONAL
                             ---------------------------------------------------
                                                                    BB AND              FAIR
($ IN MILLIONS)                AAA       AA        A       BBB      LOWER    TOTAL      VALUE
                             ------    ------   ------    ------    ------   ------    -------
SINGLE NAME
   Investment grade
      corporate debt        $   10    $   --   $  115    $   91     $  --   $  216    $  (10)
   High yield debt              --        --       --        --         6        6        (3)
   Municipal                    --        25       --        --        --       25       (11)
   Sovereign                    --        --       --        20         5       25        (1)
                             ------    ------   ------    ------    ------   ------    -------
      Subtotal                  10        25      115       111        11      272       (25)
FIRST-TO-DEFAULT
   Investment grade
      corporate debt            --        --       30        60        --       90        (5)
   Municipal                    --       120       35        --        --      155       (43)
                             ------    ------   ------    ------    ------   ------    -------
      Subtotal                  --       120       65        60        --      245       (48)
                             ------    ------   ------    ------    ------   ------    -------
TOTAL                       $   10    $  145   $  180    $  171     $  11   $  517    $  (73)
                             ======    ======   ======    ======    ======   ======    =======

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the referenced entity's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With FTD baskets, because of the additional credit risk inherent in a basket of named credits, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference credit. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, while in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at time of settlement. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

     The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS AND UNCONSOLIDATED INVESTMENTS IN VIES

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                        2008                          2007
                                              ---------------------------   ---------------------------
                                              CONTRACTUAL       FAIR        CONTRACTUAL       FAIR
($ IN MILLIONS)                                 AMOUNT          VALUE          AMOUNT         VALUE
                                              ------------   ------------   ------------   ------------
Commitments to invest in limited
    partnership interests                    $      1,075   $         --   $      1,198   $         --
Commitments to invest - other                           2             --             12             --
Commitments to extend mortgage loans                    3             --            326              3
Private placement commitments                          --             --             30             --

     In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     In 2006, the Company participated in the establishment of an investment management variable interest entity ("VIE") that holds assets under the management of Allstate Investment Management Company, an unconsolidated affiliate of the Company, on behalf of unrelated third party investors. The VIE had assets primarily consisting of

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

investment securities and cash totaling $400 million and liabilities primarily consisting of long-term debt totaling $378 million at December 31, 2008. The Company does not consolidate the VIE because it is not the primary beneficiary. The Company's maximum loss exposure related to the VIE is the amortized cost of its investment, which was $7 million at December 31, 2008.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

       ($ IN MILLIONS)                                                 2008           2007
                                                                   ------------   -----------
       Immediate fixed annuities:
         Structured settlement annuities                          $      6,628   $     7,094
         Other immediate fixed annuities                                 2,101         2,253
       Traditional life insurance                                        2,538         2,397
       Other                                                               989           854
                                                                   ------------   -----------
           Total reserve for life-contingent contract benefits    $     12,256   $    12,598
                                                                   ============   ===========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                                          INTEREST              ESTIMATION
             PRODUCT                                 MORTALITY                              RATE                  METHOD
---------------------------------- ------------------------------------------------ ------------------ ---------------------------
Structured settlement annuities    U.S. population with projected calendar year     Interest rate      Present value of
                                   improvements; mortality rates adjusted for each  assumptions range  contractually specified
                                   impaired life based on reduction in life         from 2.9% to 11.7% future benefits
                                   expectancy

Other immediate fixed annuities    1983 group annuity mortality table; 1983         Interest rate      Present value of expected
                                   individual annuity mortality table;  Annuity     assumptions range  future benefits based on
                                   2000 mortality table with internal modifications from 1.6% to 11.5% historical experience

Traditional life insurance         Actual company experience plus loading           Interest rate      Net level premium reserve
                                                                                    assumptions range  method using the Company's
                                                                                    from 4.0% to 11.3% withdrawal experience rates
 Other:
     Variable annuity guaranteed   100% of Annuity 2000 mortality table             Interest rate      Projected benefit ratio
       minimum death benefits (1)                                                   assumptions range  applied to cumulative
                                                                                    from 5.3% to 5.9%  assessments

     Accident and health           Actual company experience plus loading                              Unearned premium;
                                                                                                       additional contract
                                                                                                       reserves for traditional
                                                                                                       life insurance

----------
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $378 million and $1.06 billion is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2008 and 2007, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     At December 31, contractholder funds consist of the following:

        ($ IN MILLIONS)                                                        2008             2007
                                                                           -------------    -------------
        Interest-sensitive life insurance                                 $       9,308    $       8,896
        Investment contracts:
          Fixed annuities                                                        37,625           38,100
          Funding agreements backing medium-term notes                            9,314           13,375
          Other investment contracts                                                533               93
                                                                           -------------    -------------
            Total contractholder funds                                    $      56,780    $      60,464
                                                                           =============    =============

     The following table highlights the key contract provisions relating to contractholder funds:

              PRODUCT                          INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
-----------------------------------  ----------------------------------- --------------------------------------------------
Interest-sensitive life insurance     Interest rates credited range       Either a percentage of account balance or
                                      from 2.0% to 6.0%                   dollar amount grading off generally over 20
                                                                          years

Fixed annuities                       Interest rates credited range       Either a declining or a level percentage charge
                                      from 1.3% to 11.5% for immediate    generally over nine years or less.
                                      annuities and 0% to 16.0% for       Additionally, approximately 28.4% of fixed
                                      other fixed annuities (which        annuities are subject to market value
                                      include equity-indexed annuities    adjustment for discretionary withdrawals
                                      whose returns are indexed to the
                                      S&P 500)

Funding agreements backing            Interest rates credited range       Not applicable
medium-term notes                     from 0.5% to 6.5% (excluding
                                      currency-swapped medium-term
                                      notes)

Other investment contracts:
Variable guaranteed minimum           Interest rates used in              Withdrawal and surrender charges are based on
    income, accumulation and          establishing reserves range from    the terms of the related interest-sensitive
    withdrawal benefits (1) and       1.8% to 10.3%                       life insurance or fixed annuity contract
    secondary guarantees on
    interest-sensitive life
    insurance and fixed annuities

----------
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

       ($ IN MILLIONS)                                                 2008           2007
                                                                     -----------   -----------
       Balance, beginning of year                                  $    60,464   $    60,565
          Deposits                                                       9,286         7,960
          Interest credited                                              2,350         2,635
          Benefits                                                      (1,701)       (1,656)
          Surrenders and partial withdrawals                            (4,329)       (4,928)
          Maturities of institutional products                          (8,599)       (3,165)
          Net transfers from separate accounts                              19            13
          Contract charges                                                (819)         (751)
          Fair value hedge adjustments for institutional products          (56)           34
          Other adjustments                                                165          (243)
                                                                     -----------   -----------
       Balance, end of year                                        $    56,780   $    60,464
                                                                     ===========   ===========

     The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance, including the Prudential Reinsurance Agreements as disclosed in
Note 3.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $7.07 billion and $13.32 billion of equity, fixed income and balanced mutual funds and $730 million and $661 million of money market mutual funds at December 31, 2008 and 2007, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

     ($ IN MILLIONS)                                                                    DECEMBER 31,
                                                                                 ---------------------------
                                                                                     2008             2007
                                                                                 ------------   ------------
     IN THE EVENT OF DEATH
        Separate account value                                                  $      7,802   $     13,939
        Net amount at risk (1)                                                  $      3,971   $        956
        Average attained age of contractholders                                     64 years       66 years

     AT ANNUITIZATION (INCLUDES INCOME BENEFIT GUARANTEES)
        Separate account value                                                  $      1,846   $      3,394
        Net amount at risk (2)                                                  $      1,459   $        144
        Weighted average waiting period until annuitization options available        4 years        3 years

     FOR CUMULATIVE PERIODIC WITHDRAWALS
        Separate account value                                                  $        718   $      1,218
        Net amount at risk (3)                                                  $        159   $          4

     ACCUMULATION AT SPECIFIED DATES
        Separate account value                                                  $        984   $      1,587
        Net amount at risk (4)                                                  $        223   $         --
        Weighted average waiting period until guarantee date                         9 years       10 years

----------
     (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
     (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
     (3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
     (4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

     The following table summarizes the liabilities for guarantees:

                                                                                      LIABILITY FOR
                                         LIABILITY FOR                                 GUARANTEES
                                           GUARANTEES           LIABILITY FOR          RELATED TO
                                        RELATED TO DEATH          GUARANTEES          ACCUMULATION
                                          BENEFITS AND            RELATED TO              AND
                                       INTEREST-SENSITIVE          INCOME              WITHDRAWAL
($ IN MILLIONS)                           LIFE PRODUCTS           BENEFITS              BENEFITS            TOTAL
                                      ---------------------   -------------------   ------------------   ------------
Balance at December 31, 2006 (1)     $                114    $               47    $              (8)   $       153
  Less reinsurance recoverables                        96                    23                   (8)           111
                                      ---------------------   -------------------   ------------------   ------------
Net balance at December 31, 2006                       18                    24                   --             42
Incurred guaranteed benefits                            7                    (5)                  --              2
Paid guarantee benefits                                (1)                   --                   --             (1)
                                      ---------------------   -------------------   ------------------   ------------
  Net change                                            6                    (5)                  --              1
Net balance at December 31, 2007                       24                    19                   --             43
  Plus reinsurance recoverables                       121                    26                   --            147
                                      ---------------------   -------------------   ------------------   ------------
Balance at December 31, 2007 (2)     $                145    $               45    $              --    $       190
                                      =====================   ===================   ==================   ============
  Less reinsurance recoverables                      (121)                  (26)                  --           (147)
Net balance at December 31, 2007                       24                    19                   --             43
Incurred guaranteed benefits                           11                    --                   --             11
Paid guarantee benefits                                (1)                   --                   --             (1)
                                      ---------------------   -------------------   ------------------   ------------
  Net change                                           10                    --                   --             10
Net balance at December 31, 2008                       34                    19                   --             53
  Plus reinsurance recoverables                        81                   200                  266            547
                                      ---------------------   -------------------   ------------------   ------------
Balance, December 31, 2008(3)        $                115    $              219    $             266    $       600
                                      =====================   ===================   ==================   ============

----------
     (1) Included in the total liability balance at December 31, 2006 are reserves for variable annuity death benefits of $89 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(7) million, variable annuity withdrawal benefits of $(1) million and other guarantees of $52 million.
     (2) Included in the total liability balance at December 31, 2007 are reserves for variable annuity death benefits of $111 million, variable annuity income benefits of $23 million, variable annuity accumulation benefits of $(0.4) million and other guarantees of $56 million.
     (3) Included in the total liability balance at December 31, 2008 are reserves for variable annuity death benefits of $67 million, variable annuity income benefits of $200 million, variable annuity accumulation benefits of $147 million, variable annuity withdrawal benefits of $119 million and other guarantees of $67 million.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance, and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company cedes specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of fourteen unaffiliated reinsurers. Beginning in July 2007, for new life insurance contracts, the Company ceded the mortality risk associated with coverage in excess of $3 million per life for contracts issued to individuals age 70 and over, and ceded the mortality risk associated with coverage in excess of $5 million per life for most other contracts. Also beginning in July 2007, for certain large contracts that meet specific criteria, the Company's retention limit was increased to $10 million per life. In the period prior to July 2007, but subsequent to August 1998, the Company ceded the mortality risk associated with coverage in excess of $2 million per life, except in 2006 in certain instances when specific criteria were met, it ceded the mortality risk associated with coverage in excess of $5 million per life. For business sold prior to October 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million for individual life.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.57 billion and $1.26 billion at December 31, 2008 and 2007, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through Reinsurance Agreements (see Note 3). In 2008, premiums and contract charges of $238

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

million, contract benefits of $467 million, interest credited to contractholder funds of $36 million, and operating costs and expenses of $47 million were ceded to Prudential pursuant to the Reinsurance Agreements. In 2007, premiums and contract charges of $317 million, contract benefits of $59 million, interest credited to contractholder funds of $43 million, and operating costs and expenses of $72 million were ceded to Prudential pursuant to the Reinsurance Agreements. In 2006, premiums and contract charges of $170 million, contract benefits of $29 million, interest credited to contractholder funds of $35 million, and operating costs and expenses of $64 million were ceded to Prudential pursuant to the Reinsurance Agreements. In addition, as of December 31, 2008 and 2007, the Company had reinsurance recoverables of $181 million and $166 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance), and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

     As of December 31, 2008, the gross life insurance in force was $528.22 billion of which $249.64 billion was ceded to unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN MILLIONS)                                                     2008             2007           2006
                                                                -------------   -------------   -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                         $      2,275    $      2,342    $      2,326
Assumed
   Affiliate                                                             70              16              16
   Non-affiliate                                                         25              26              30
Ceded--non-affiliate                                                   (874)           (940)           (787)
                                                                -------------   -------------   -------------
     Premiums and contract charges, net of reinsurance         $      1,496    $      1,444    $      1,585
                                                                =============   =============   =============

     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ IN MILLIONS)                                                     2008             2007           2006
                                                                -------------   -------------   -------------
CONTRACT BENEFITS
Direct                                                         $      2,428    $      1,973    $      1,886
Assumed
   Affiliate                                                             42              10              11
   Non-affiliate                                                         26              27              23
Ceded--non-affiliate                                                 (1,099)           (646)           (548)
                                                                -------------   -------------   -------------
     Contract benefits, net of reinsurance                     $      1,397    $      1,364    $      1,372
                                                                =============   =============   =============

     The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ IN MILLIONS)                                                     2008             2007           2006
                                                                -------------   -------------   -------------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                                         $      2,373    $      2,644    $      2,534
Assumed
   Affiliate                                                             11              13              24
   Non-affiliate                                                         15              18              26
Ceded--non-affiliate                                                    (43)            (47)            (41)
                                                                -------------   -------------   -------------
     Interest credited to contractholder funds, net of
        reinsurance                                            $      2,356    $      2,628    $      2,534
                                                                =============   =============   =============

Reinsurance recoverables at December 31 are summarized in the following table.

                                                     REINSURANCE RECOVERABLE ON
               ($ IN MILLIONS)                        PAID AND UNPAID BENEFITS
                                                    ---------------------------
                                                        2008           2007
                                                    ------------   ------------
               Annuities                           $      1,734   $      1,423
               Life insurance                             1,465          1,365
               Long-term care                               630            526
               Other                                         94             96
                                                    ------------   ------------
               Total                               $      3,923   $      3,410
                                                    ============   ============

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     At December 31, 2008 and 2007, approximately 93% and 88%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

($ IN MILLIONS)                                      2008            2007            2006
                                                 -------------   -------------   -------------
Balance, beginning of year                      $      3,905    $      3,485    $      3,948
Reinsurance assumed (1)                                   32              --              --
Impact of adoption of SOP 05-1 (2)                        --             (11)             --
Disposition of operation (3)                              --              --            (726)
Acquisition costs deferred                               596             547             742
Amortization charged to income                          (643)           (518)           (538)
Effect of unrealized gains and losses                  2,811             402              59
                                                 -------------   -------------   -------------
Balance, end of year                            $      6,701    $      3,905    $      3,485
                                                 =============   =============   =============

----------
(1) In 2008, DAC increased as a result of a reinsurance transaction with AHL (see Note 5).
(2) The adoption of SOP 05-1 resulted in an $11 million adjustment to unamortized DAC related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral (see Note 2).
(3) In 2006, DAC was reduced related to the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

     Net accretion of DAC amortization related to realized capital gains and losses was $515 million, $17 million and $50 million in 2008, 2007 and 2006, respectively.

     As disclosed in Note 3, DAC and DSI balances were reduced during 2006 related to the disposal through reinsurance agreements of substantially all of the variable annuity business.

     DSI activity, which primarily relates to fixed annuities, for the years ended December 31 was as follows:

     ($ IN MILLIONS)                                      2008            2007            2006
                                                      -------------   -------------   -------------
     Balance, beginning of year                      $        295    $        225    $        237
     Impact of adoption of SOP 05-1 (1)                        --              (2)             --
     Disposition of operation (2)                              --              --             (70)
     Sales inducements deferred                                47              64             105
     Amortization charged to income                           (53)            (57)            (48)
     Effect of unrealized gains and losses                    164              65               1
                                                      -------------   -------------   -------------
     Balance, end of year                            $        453    $        295    $        225
                                                      =============   =============   =============

----------
     (1) The adoption of SOP 05-1 resulted in a $2 million adjustment to unamortized DSI related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral (see
          Note 2).
     (2) In 2006, DSI was reduced related to the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue a guaranty fund assessment when the entity for which the insolvency relates has been declared financially insolvent by a court of competent jurisdiction and, in certain states, there is also a final order of liquidation, and the amount of loss is reasonably estimable. As of December 31, 2008 and 2007, the liability balance included in other liabilities and accrued expenses was $30 million and $21 million, respectively. The related premium tax offsets included in other assets were $29 million and $21 million as of December 31, 2008 and 2007, respectively.

     The New York Liquidation Bureau (the "Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life") is currently under its jurisdiction as part of a 1992 court-ordered

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

rehabilitation plan and may only be able to meet future obligations of its annuity contracts for the next fifteen years. However, Executive Life does not have a liquidity problem at this time, and an order of liquidation has not been sought by the Bureau. The shortfall was estimated by the Bureau to be $1.27 billion at October 29, 2008.

     If Executive Life were to be declared insolvent in the future, the Company may have exposure to future guaranty fund assessments. The Company's exposure will ultimately depend on the level of guaranty fund system participation, as well as the viability of a plan of the Bureau to obtain voluntary contributions, primarily from the original insurance companies that acquired structured settlement annuity contracts from Executive Life. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's New York market share was approximately 4.1% in 2007 based on industry annuity premium.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment was $195 million at December 31, 2008. The obligations associated with these fixed income securities expire at various dates during the next six years.

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2008.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard, or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - The outcome on these matters may also be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In the Company's experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies", when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     - These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Court along with the merits of the appeal.

     - The EEOC also filed another lawsuit in 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization (the "EEOC II" suit). In EEOC II, in 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

       to support the rehire policy. AIC's interlocutory appeal from the partial summary judgment was granted. In June 2008, the Eighth Circuit Court of Appeals affirmed summary judgment in the EEOC's favor. In September 2008, the Court of Appeals granted AIC's petition for rehearing EN BANC and vacated its earlier decision affirming the trial court's grant of summary judgment in favor of the EEOC. The Court of Appeals then dismissed the appeal, determining that it lacked jurisdiction to consider the appeal at this stage in the litigation.

     - AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. Plaintiffs allege that they were constructively discharged so that AIC could avoid paying ERISA and other benefits offered under the reorganization. They claim that the constructive discharge resulted from the implementation of agency standards, including mandatory office hours and a requirement to have licensed staff available during business hours. The court approved the form of class notice which was sent to approximately 1,800 potential class members in November 2007. Fifteen individuals opted out. AIC's motions for judgment on the pleadings were partially granted. In May 2008, the court granted summary judgment in AIC's favor on all class claims. Plaintiffs moved for reconsideration and in the alternative to decertify the class. AIC opposed this motion and filed a motion for summary judgment with respect to the remaining non-class claim. In August 2008, the court denied plaintiffs' motion to reconsider and to decertify the class. In February 2009, plaintiffs moved to dismiss the sole remaining claim with prejudice which the court promptly granted ending this litigation in the trial court.

     - A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Court along with the merits of the appeal.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.  INCOME TAXES

     ALIC and its domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2005 and 2006 federal income tax returns. The statute of limitations has expired on years prior to 2005. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company had no liability for unrecognized tax benefits at December 31, 2008 or 2007 or January 1, 2007, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

     ($ IN MILLIONS)                                      2008            2007
                                                      ------------    ------------
     DEFERRED ASSETS
     Life and annuity reserves                       $        306    $        588
     Unrealized net capital losses                          1,254              45
     Difference in tax bases of investments                   381              23
     Net operating loss carryforward                          208              --
     Other assets                                              43              39
                                                      ------------    ------------
         Total deferred assets                              2,192             695
     Valuation allowance                                       (9)             --
                                                      ------------    ------------
          Net deferred assets                               2,183             695
     DEFERRED LIABILITIES
     DAC                                                     (790)           (787)
     Other liabilities                                        (11)             (9)
                                                      ------------    ------------
         Total deferred liabilities                          (801)           (796)
                                                      ------------    ------------
              Net deferred asset (liability)         $      1,382    $       (101)
                                                      ============    ============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowance, will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be able to be fully utilized. The valuation allowance for deferred tax assets increased by $9 million in 2008.

     The components of income tax (benefit) expense for the years ended December 31 are as follows:

     ($ IN MILLIONS)                                       2008            2007            2006
                                                       ------------    ------------   ------------
     Current                                          $       (640)   $        111   $        136
     Deferred (including $208 million tax benefit of
       operating loss carryforward in 2008)                   (306)             69             60
                                                       ------------    ------------   ------------
     Total income tax (benefit) expense               $       (946)   $        180   $        196
                                                       ============    ============   ============

     As of December 31, 2008, the Company has a net operating loss carryforward of approximately $593 million, which will be available to offset future taxable income. This carryforward will expire at the end of 2023.

     The Company received an income tax refund of $118 million in 2008. The Company paid income taxes of $68 million and $317 million in 2007 and 2006, respectively. The Company had a current income tax receivable of $529 million and $6 million at December 31, 2008 and 2007, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                                  2008            2007            2006
                                                              ------------    ------------    -----------
     Statutory federal income tax rate - (benefit) expense          (35.0) %         35.0  %        35.0  %
     Dividends received deduction                                    (0.5)           (2.7)          (2.7)
     Tax credits                                                     (0.2)           (2.3)          (0.5)
     Other                                                           (0.2)            0.4           (0.5)
                                                              ------------    ------------    -----------
       Effective income tax rate - (benefit) expense                (35.9) %         30.4  %        31.3  %
                                                              ============    ============    ===========

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

     All of the Company's outstanding debt as of December 31, 2008 and 2007 relates to intercompany obligations. These obligations reflect surplus notes due to related parties and are discussed in Note 5 to the consolidated financial statements. The Company paid $13 million, $21 million and $13 million of interest on debt in 2008, 2007 and 2006, respectively.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

      Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net (loss) income of ALIC and its insurance subsidiaries for 2008, 2007 and 2006 was $(1.98) billion, $172 million and $252 million, respectively. Statutory capital and surplus was $3.25 billion and $2.62 billion as of December 31, 2008 and 2007, respectively.

     The commissioner of the Illinois Division of Insurance has permitted ALIC to record its market value adjusted annuity assets and liabilities at book value pursuant to the Illinois Insurance Code which provides an alternative from market value accounting with approval of the commissioner. This accounting practice would have increased statutory capital and surplus by $394 million as of October 1, 2008. On a pro-forma basis, this accounting practice increased statutory capital and surplus by $1.24 billion at December 31, 2008 over what it would have been had the permitted practice not been allowed. The increase from October 1, 2008 was primarily the result of decreases in the fair value of the investments, while the reserve balances were comparable.

     The commissioner of the Illinois Division of Insurance has permitted ALIC to admit deferred tax assets that are expected to be realized within three years of the balance sheet date limited to 15% of statutory capital and surplus, instead of deferred tax assets that are expected to be realized within one year of the balance sheet date limited to 10% of statutory capital and surplus. This accounting practice increased statutory capital and surplus by $140 million at December 31, 2008 over what it would have been had the permitted practice not been allowed. Admitted statutory-basis deferred tax assets totaled $421 million or 52% of the gross deferred tax assets before non-admission limitations.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned funds, which is the portion of statutory capital and surplus out of which dividends can be paid. Notification and approval of intercompany lending activities is also required by the Illinois Division of Insurance ("IL DOI") for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

     ALIC paid no dividends in 2008 and paid dividends of $725 million in 2007. The 2007 dividends were in excess of the $336 million that was allowed under Illinois insurance law based on the 2006 formula amount. ALIC received approval from the IL DOI for the portion of the 2007 dividends in excess of this amount. Based on ALIC's statutory capital and surplus, the maximum amount of dividends ALIC will be able to pay without prior IL DOI

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

approval at a given point in time during 2009 is $325 million, less dividends paid during the preceding twelve months measured at that point in time. This value is further limited by the amount of unassigned funds at that point in time. As of December 31, 2008, ALIC's unassigned funds was $136 million.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2008, 2007 and 2006 was $16 million, $24 million and $37 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these pension and postretirement benefit plans. The allocated cost to the Company included in net income was $4 million, $6 million and $7 million for postretirement benefits other than pension plans in 2008, 2007 and 2006, respectively.

ALLSTATE 401(k) SAVINGS PLAN

     Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan. The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The Company's allocation of profit sharing expense from the Corporation was $6 million, $12 million and $13 million in 2008, 2007 and 2006, respectively.

16.  OTHER COMPREHENSIVE LOSS

     The components of other comprehensive loss on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN MILLIONS)                          2008                               2007                                2006
                             ---------------------------------- -------------------------------    -------------------------------
                               PRE-                   AFTER-      PRE-                  AFTER-       PRE-                  AFTER-
                               TAX         TAX         TAX        TAX         TAX        TAX         TAX         TAX        TAX
                             --------    --------   --------    --------    --------   --------    --------    --------   --------
Unrealized net
    holding losses
    arising during
    the period, net
    of related offsets      $ (5,525)   $  1,925   $ (3,600)   $   (492)   $    172   $   (320)   $   (493)   $    172   $   (321)
Less: reclassification
    adjustment of
    realized capital
    gains and losses          (2,072)        725     (1,347)        137         (48)        89         (89)         31        (58)
                             --------    --------   --------    --------    --------   --------    --------    --------   --------
Unrealized net capital
    gains and losses          (3,453)      1,200     (2,253)       (629)        220       (409)       (404)        141       (263)
                             --------    --------   --------    --------    --------   --------    --------    --------   --------
Other comprehensive loss    $ (3,453)   $  1,200   $ (2,253)   $   (629)   $    220   $   (409)   $   (404)   $    141   $   (263)
                             ========    ========   ========    ========    ========   ========    ========    ========   ========

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  QUARTERLY RESULTS (UNAUDITED)

                         FIRST QUARTER          SECOND QUARTER        THIRD QUARTER          FOURTH QUARTER
                     --------------------   --------------------   --------------------   --------------------
($ IN MILLIONS)        2008        2007       2008         2007      2008        2007        2008        2007
                     --------    --------   --------    --------   --------    --------   --------    --------
Revenues            $    916    $  1,435   $    362    $  1,509   $    710    $  1,274   $    176    $  1,234
Net (loss) income       (115)        149       (368)        187       (184)         56     (1,023)         20

                                    PART C
                               OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The consolidated financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the financial statements of the underlying sub-account, ("Variable Account") are filed herewith in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(2)     Not Applicable

(3)(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Initial Registration Statement (File No. 333-31288) dated April 27, 2000.)

(3)(b) Form of General Agency Agreement between Northbrook Life Insurance Company and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No. 033-35412) dated December 31, 1996.)

(3)(c) Underwriting Agreement among Northbrook Life Insurance Company, Northbrook Variable Annuity Account and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No. 033-35412) dated December 31, 1996.)

(4)(a) Form of Allstate Advisor Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(b) Form of Allstate Advisor Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(c) Form of Allstate Advisor Plus Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(d) Form of Allstate Advisor Plus Contract -non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(e) Form of Allstate Advisor Preferred Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(f) Form of Allstate Advisor Preferred Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(g) Form of Withdrawal Charge Option Rider 1 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(h) Form of Withdrawal Charge Option Rider 2 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(i) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(j)  Form of Enhanced Beneficiary Protection Rider A--Annual Increase
        (Plus)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(l) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(m) Form of Earnings Protection Death Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(n)  Form of Retirement Income Guarantee Rider 1 (Advisor,
        Preferred)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(o) Form of Retirement Income Guarantee Rider 1 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(p) Form of Retirement Income Guarantee Rider 2 (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(q) Form of Retirement Income Guarantee Rider 2 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(r) Form of Income Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(s) Form of Spousal Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(t) Form of Amendatory Endorsement for Charitable Remainder Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(u) Form of Amendatory Endorsement for Grantor Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(v) Form of Amendatory Endorsement for Waiver of Charges (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(w) Form of Amendatory Endorsement for Employees (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(x)  Form of TrueReturn Accumulation Benefit Rider (for all
        Contracts)(Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated
        December 19, 2003.)

(4)(y) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No.5 of this Form N-4 Registration Statement (File
        No. 333-102934) dated December 29, 2004.)

(4)(z) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(aa) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(ab) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(4)(ac) Form of SureIncome for Life Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(a) Form of Allstate Advisor Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(5)(b) Form of Morgan Stanley Variable Annuity Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

5(c) Form of Application for Allstate Advisor Contract (STI Channel) (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

5(d) Form of Application for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

5(e) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(5)(f) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102934) dated September 14,
        2004).

(5)(g) Form of Applications for Allstate Advisor Variable Annuity Contracts (STI Channel) and Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(5)(h) Form of Application (with TrueBalance) for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(5)(i) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(5)(j) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(k) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(l)  Form of Application for Allstate Advisor Variable Annuity Contracts
        (STI Channel) (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-102934) dated April 19, 2007.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No.0-31248) dated March 20, 2007.)

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

(8)(a) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001).

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated
        September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated
        September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement(File No. 333-72017) dated September 23, 2002.)

(8)(j) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(k) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(l) Form of Participation Agreement among Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company, Dean Witter Variable Investment Series, and Dean Witter Distributors Inc. (Morgan Stanley Variable Investment Series) (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 033-35412) dated April 30, 1996.)

(8)(m) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Northbrook Life Insurance Company, and Dean Witter Reynolds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 333-93871) dated January 28, 2000.)

(8)(n) Form of Participation Agreement among Northbrook Life Insurance Company, Dean Witter Reynolds, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File
        No. 333-93871) dated January 28, 2000.)

(8)(o) Form of Participation Agreement among STI Classic Variable Trust, SEI Investments Distribution Co. and Allstate Life Insurance
        Company(Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

(8)(p) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102934) dated September 14, 2004.)

(8)(q) Form of Participation Agreement among Goldman Sachs Variable Insurance Trust; Goldman Sachs & Co. and Glenbrook Life and Annuity Company (Incorporated herein by reference to Post-Effective Amendment No. 4 of Form N-4 Registration Statement (File No. 333-00999) dated
        September 30, 1998).

(8)(r) Form of Participation Agreement among Allstate Life Insurance Company; Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (file No. 333-77605) dated July 8, 1999).

(8)(s) Form of Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (file No. 333-64254) dated September 7, 2001).

(9)(a) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(9)(b) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered filed (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

(9)(c) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(9)(d) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. (Previously filed in Post-Effective Amendment No. 3 of this Form N-4 Registration Statement (File No. 333-102934) dated April 16, 2004.)

(9)(e) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 of this Form N-4 Registration Statement (File No. 333-102934) dated September 14, 2004).

(9)(f) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(9)(g) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(9)(h) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(9)(i) Opinion and Consent of Susan L. Lees, Director, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable

(12)    Not applicable

(99) Powers of Attorney for David Andrew Bird, Michael B. Boyle, Don Civgin, Frederick F. Cripe, Judith P. Greffin, Susan L. Lees, John Carl Lounds, Samuel Henry Pilch, John C. Pintozzi, George E. Ruebenson, and Thomas Joseph Wilson, II. Filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   ----------------------------------------------------------------
David Andrew Bird                     Director and Senior Vice President
Michael B. Boyle                      Director and Senior Vice President
Don Civgin                            Director
Frederick F. Cripe                    Director and Executive Vice President
Judith P. Greffin                     Director, Senior Vice President and Chief Investment Officer
Susan L. Lees                         Director, Senior Vice President, General Counsel and Secretary
John Carl Lounds                      Director and Senior Vice President
John C. Pintozzi                      Director, Senior Vice President and Chief Financial Officer
George E. Ruebenson                   Director, President and Chief Executive Officer
Thomas Joseph Wilson, II              Director and Chairman of the Board
J. Eric Smith                         Senior Vice President
Samuel Henry Pilch                    Group Vice President and Controller
Matthew S. Easley                     Vice President
Mary Jovita McGinn                    Vice President and Assistant Secretary
Steven C. Verney                      Treasurer
Charles Calvin Baggs                  Assistant Vice President
Darryl L. Baltimore                   Assistant Vice President

Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   ----------------------------------------------------------------
James Baumstark                       Assistant Vice President
Laura J. Clark                        Assistant Vice President
Errol Cramer                          Assistant Vice President and Appointed Actuary
Lawrence William Dahl                 Assistant Vice President
Sam DeFrank                           Assistant Vice President - Tax Counsel
Sarah R. Donahue                      Assistant Vice President
Michael Downing                       Assistant Vice President
Karen C. Duffy                        Assistant Vice President and Assistant Treasurer
Lisa J. Flanary                       Assistant Vice President
Michael H. Haney                      Assistant Vice President
Keith A. Hauschildt                   Assistant Vice President
Atif (A.J.) Ijaz                      Assistant Vice President
Joseph P. Rath                        Assistant Vice President, Assistant General Counsel and
                                      Assistant Secretary
Mario Rizzo                           Assistant Vice President and Assistant Treasurer
Mary Springberg                       Assistant Vice President
Robert E. Transon                     Assistant Vice President
Timothy Nicholas Vander Pas           Assistant Vice President
Dean M. Way                           Assistant Vice President and Illustration Actuary
Richard Zaharias                      Assistant Vice President
Doris J. Bryant                       Assistant Secretary
Paul N. Kierig                        Assistant Secretary

The principal business address of Mr. Bird, Ms. Clark and Mr. Baggs is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl and Mr. Way is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 26, 2009(File #001-11840).

27. NUMBER OF CONTRACT OWNERS

   (a). Allstate Variable Annuity Contract: As of February 28, 2009, there were 8,500 contracts.

   (b). Allstate Variable Annuity-L Share Contract: As of February 28, 2009, there were 5,315 contracts.

28. INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Northbrook Life Insurance Company (Northbrook Life Insurance Company has since merged into Allstate) agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter for the Allstate Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A

Morgan Stanley & Co. Incorporated, principal underwriter for the Morgan Stanley Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A
   Allstate Life Variable Life Separate Account A

29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC. the principal underwriter for the Allstate Advisor Variable Annuity Contracts are as follows:

Name and Principal Business Address*
of Each Such Person                   Positions and Offices with Underwriter
------------------------------------  ----------------------------------------------------------------
Lisa J. Flanary                       Manager
Susan L. Lees                         Manager and Assistant Secretary
Timothy N. Vander Pas                 Manager, Chairman of the Board and President
Richard C. Crist Jr.                  Vice President and Chief Privacy Officer
Joseph Patrick Rath                   Vice President, General Counsel and
                                      Secretary
William D. Webb                       Treasurer
Dana Goldstein                        Chief Compliance Officer
Mary Jovita McGinn                    Assistant Secretary
Karen C. Duffy                        Assistant Treasurer
Mario Rizzo                           Assistant Treasurer
Steven Carl Verney                    Assistant Treasurer

* The principal business address of the foregoing offeicers and directors is 3100 Sanders Road, Northbrook Illinois

The directors and officers of Morgan Stanley Co. Incorporated, the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:

 Name                                  Title
 ----                                  ---------------------------------------
 Walid A. Chammah                      Director
 Charles Chasin                        Director
 James P. Gorman                       Director
 Shelley S. Hanan                      Director
 Michael J. Petrick                    Director
 James P. Gorman                       Chairman, President, & Chief Executive
                                       Officer

 Fred J. Gonfiantini                   Chief Financial Officer
 Stephen Daffron                       Chief Operations Officer
 John H. Faulkner                      General Counsel and Secretary
 David K. Wong                         Treasurer
 Jill W. Ostergaard and Michelle B.
 Oroschakoff                           Chief Compliance Officer
 Joseph D'Auria                        Controller
 Greame McEvoy                         Assistant Treasurer
 Daniel B. Park                        Assistant Treasurer
 David S. Russo                        Assistant Treasurer
 W. Gary Beeson                        Assistant Secretary
 Margaret Dugan                        Assistant Secretary
 Martin M. Cohen                       Assistant Secretary
 Cheryl A. Grassmann                   Assistant Secretary
 Jeanne E. Greeley                     Assistant Secretary
 Charlene R. Herzer                    Assistant Secretary
 Susan M. Krause                       Assistant Secretary
 Jacob E. Tyler                        Assistant Secretary

The principal business address of each of the above-named individuals is as follows:

(1) 1585 Broadway, New York, NY 10036

29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)                                       (2)              (3)           (4)         (5)
                                    Net Underwriting
                                     Discounts and   Compensation on  Brokerage
Name of Principal Underwriter         Commissions      Redemption    Commissions Compensation
-----------------------------       ---------------- --------------- ----------- ------------
Allstate Distributors..............       N/A              N/A       $        0      N/A
Morgan Stanley & Co. Incorporated..       N/A              N/A       $9,100,883      N/A

30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. Allstate Distributors is located at 3100 Sanders Road, Northbrook, Illinois 60062. Morgan Stanley & Co. Incorporated, is located at 1585 Broadway, New York, New York 10036. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None.

32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 24th day of April, 2009.


                                      ALLSTATE FINANCIAL ADVISORS
                                           SEPARATE ACCOUNT I
                                              (REGISTRANT)

                                    ALLSTATE LIFE INSURANCE COMPANY
                                              (DEPOSITOR)

                         BY:                  /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                           Senior Vice President,
                                        General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 24th day of April, 2009.


*/DAVID A. BIRD        Director and Senior Vice President
----------------------
David A. Bird

*/MICHAEL B. BOYLE     Director and Senior Vice President
----------------------
Michael B. Boyle

*/DON CIVGIN           Director
----------------------
Don Civgin

*/FREDERICK F. CRIPE   Director and Executive Vice President
----------------------
Frederick F. Cripe

*/JUDITH P. GREFFIN    Director, Senior Vice President and Chief Investment
---------------------- Officer
Judith P. Greffin

/s/ SUSAN L. LEES      Director, Senior Vice President, General Counsel and
---------------------- Secretary
Susan L. Lees

*/JOHN C. LOUNDS       Director and Senior Vice President
----------------------
John C. Lounds

*/SAMUEL H. PILCH      Group Vice President and Controller
----------------------
Samuel H. Pilch

*/JOHN C. PINTOZZI     Director, Senior Vice President and Chief Financial
---------------------- Officer
John C. Pintozzi

*/GEORGE E. REUBENSON  Director, President and Chief Executive Officer
----------------------
George E. Reubenson

*/THOMAS J. WILSON     Director and Chairman of the Board
----------------------
Thomas J. Wilson

*/ By: Susan L. Lees, pursuant to Power of Attorney, filed herewith.

                                 Exhibit Index

Exhibit No. Exhibit
----------- -------
     9(i) Opinion and Consent of Susan L. Lees, Director, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered.

     10     Consent of Independent Registered Public Accounting Firm.

     99 Powers of Attorney for David Andrew Bird, Michael B. Boyle, Don Civgin, Frederick F. Cripe, Judith P. Greffin, Susan L. Lees, John Carl Lounds, Samuel Henry Pilch, John C. Pintozzi, George E. Ruebenson, and Thomas Joseph Wilson, II